As filed with the United States Securities and Exchange Commission on December 16, 2015

1933 Act Registration. No. 002-58287

1940 Act Registration. No. 811-02729

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 70	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 71

(Check appropriate box or boxes.)

SHORT-TERM INVESTMENTS TRUST

(Exact Name of Registrant as Specified in Charter)

11 Greenway Plaza, Suite 1000, Houston, TX 77046-1173

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code (713) 626-1919

John M. Zerr, Esquire

11 Greenway Plaza, Suite 1000, Houston, TX 77046-1173

(Name and Address of Agent for Service)

Copy to:

Seba Kurian, Esquire Invesco Advisers, Inc. 11 Greenway Plaza, Suite 1000 Houston, Texas 77046-1173	E. Carolan Berkley, Esquire Stradley Ronon, Stevens & Young, LLP 2005 Market Street, Suite 2600 Philadelphia, Pennsylvania 19103-7018

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Amendment

It is proposed that this filing will become effective (check appropriate box):

☐	immediately upon filing pursuant to paragraph (b)
☒	on December 18, 2015 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on [Date] pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on [Date] pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Prospectus	December 18, 2015

Liquid Assets Portfolio
STIC Prime Portfolio
Treasury Portfolio
Government & Agency Portfolio
Government TaxAdvantage Portfolio
Tax-Free Cash Reserve Portfolio
Cash Management Classes
Liquid Assets Portfolio’s investment objective is to provide current income consistent with preservation of capital and liquidity.
STIC Prime Portfolio’s investment objective is to provide current income consistent with preservation of capital and liquidity.
Treasury Portfolio’s investment objective is to provide current income consistent with preservation of capital and liquidity.
Government & Agency Portfolio’s investment objective is to provide current income consistent with preservation of capital and liquidity.
Government TaxAdvantage Portfolio’s investment objective is to provide current income consistent with preservation of capital and liquidity.
Tax-Free Cash Reserve Portfolio’s investment objective is to provide tax-exempt income consistent with preservation of capital and liquidity.
As with all other mutual fund securities, the U.S. Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.
You could lose money by investing in each Fund. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in each Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Each Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. Investments in each Fund are not guaranteed by a bank and investment is not a bank deposit.

                                  Short-Term Investment Trust

Fund Summaries

Liquid Assets Portfolio
Investment Objective(s)
The Fund’s investment objective is to provide current income consistent with preservation of capital and liquidity.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Class:	Cash Management
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class:	Cash Management
Management Fees	0.15%

Distribution and/or Service (12b-1) Fees	0.10

Other Expenses	0.02

Total Annual Fund Operating Expenses	0.27

Fee Waiver and/or Expense Reimbursement[1,2]	0.05

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.22

1	Invesco Distributors, Inc. (Invesco Distributors) has contractually agreed to waive 0.02% of Rule 12b-1 distribution plan payments. Unless Invesco Distributors continues the fee waiver agreement, it will terminate on December 31, 2016. The fee waiver agreement cannot be terminated during its term.
2	Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed in the SAI) of Cash Management Class shares to 0.22% (after Rule 12b-1 fee waiver) of the Fund's average daily net assets. Unless Invesco continues the fee waiver agreement, it will terminate on December 31, 2016. The fee waiver agreement cannot be terminated during its term.
Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain equal to the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement in the first year and the Total Annual Fund Operating Expenses thereafter. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
	1 Year	3 Years	5 Years	10 Years
Cash Management	$23	$82	$147	$338

Principal Investment Strategies of the Fund
The Fund invests primarily in high-quality U.S. dollar-denominated short-term debt obligations, including: (i) securities issued by the U.S. Government or its agencies; (ii) certificates of deposit and time deposits from U.S. or foreign banks; (iii) repurchase agreements; (iv) commercial paper; and (v) municipal securities.
The Fund may engage in repurchase agreement transactions that are collateralized by cash or government securities. In addition, it may engage in repurchase agreement transactions that are collateralized by nongovernment securities such as equity securities and fixed income securities that are rated investment grade and below investment grade by nationally recognized statistical rating organizations or unrated securities of comparable quality. The Fund considers repurchase agreements with the Federal Reserve Bank of New York to be U.S. Government securities for purposes of the Fund’s investment policies.
The Fund will limit investments to those securities that are Eligible Securities as defined by applicable regulations at the time of purchase.
The Fund is a money market fund that seeks to maintain a stable price of $1.00 per share by using the amortized cost method to value portfolio securities and rounding the share value to the nearest cent. The Fund invests in conformity with Security and Exchange Commission (SEC) rules and regulation requirements for money market funds for the quality, maturity, diversification and liquidity of investments. The Fund invests only in U.S. dollar denominated securities maturing within 397 days of the date of purchase, with certain exceptions permitted by applicable regulations. The Fund maintains a dollar-weighted average portfolio maturity of no more than 60 days, and a dollar-weighted average portfolio maturity as determined without exceptions regarding certain interest rate adjustments under Rule 2a-7 under the Investment Company Act of 1940, as amended (Rule 2a-7), of no more than 120 days. Each investment must be determined to present minimal credit risks by Invesco Advisers, Inc. (Invesco or the Adviser) pursuant to guidelines approved by the Fund’s Board of Trustees (the Board), and must be an Eligible Security.
The Fund may invest up to 50% of its total assets in U.S. dollar-denominated foreign securities. Some of the Fund’s investments, although U.S. dollar-denominated, may be subject to foreign credit exposure.
The Fund may also invest in daily and weekly variable-rate demand notes.
In selecting securities for the Fund’s portfolio, the portfolio managers focus on securities that offer safety, liquidity, and a competitive yield. The Adviser conducts a credit analysis of each potential issuer prior to the purchase of its securities.
The portfolio managers normally hold portfolio securities to maturity, but may sell a security when they deem it advisable, such as when market or credit factors materially change.
Principal Risks of Investing in the Fund
As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, you may lose money by investing in the Fund. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:
Banking and Financial Services Industry Focus Risk. From time to time, the Fund may invest more than 25% of its assets in unsecured bank instruments, including but not limited to certificates of deposit and time deposits, or securities that may have guarantees or credit and liquidity enhancements provided by banks, insurance companies or other financial institutions. To the extent the Fund focuses its investments in these instruments or securities, the Fund’s performance will depend on the overall condition of those industries and the individual banks and financial institutions in which the Fund invests (directly or indirectly), the supply of short-term financing, changes in government regulation, changes in interest rates, and economic downturns in the United States and abroad.
Debt Securities Risk. The prices of debt securities held by the Fund will be affected by changes in interest rates, the creditworthiness of the issuer and other factors. An increase in prevailing interest rates typically causes
1                                  Short-Term Investment Trust

the value of existing debt securities to fall and often has a greater impact on longer-duration debt securities and higher quality debt securities. Falling interest rates will cause the Fund to reinvest the proceeds of debt securities that have been repaid by the issuer at lower interest rates. Falling interest rates may also reduce the Fund’s distributable income because interest payments on floating rate debt instruments held by the Fund will decline. The Fund could lose money on investments in debt securities if the issuer or borrower fails to meet its obligations to make interest payments and/or to repay principal in a timely manner. Changes in an issuer’s financial strength, the market’s perception of such strength or in the credit rating of the issuer or the security may affect the value of debt securities. The Adviser’s credit analysis may fail to anticipate such changes, which could result in buying a debt security at an inopportune time or failing to sell a debt security in advance of a price decline or other credit event.
Foreign Securities and Credit Exposure Risk. U.S. dollar-denominated securities carrying foreign credit exposure may be affected by unfavorable political, economic or governmental developments that could affect payments of principal and interest. Furthermore, the Fund's foreign investments may be adversely affected by political and social instability, changes in economic or taxation policies, difficulty in enforcing obligations, decreased liquidity or increased volatility. Foreign investments also involve the risk of the possible seizure, nationalization or expropriation of the issuer or foreign deposits (in which the Fund could lose its entire investments in a certain market) and the possible adoption of foreign governmental restrictions such as exchange controls.
Liquidity Risk. The Fund may be unable to sell illiquid investments at the time or price it desires and, as a result, could lose its entire investment in such investments. Liquid securities can become illiquid during periods of market stress. If a significant amount of the Fund’s securities become illiquid, the Fund may not be able to timely pay redemption proceeds and may need to sell securities at significantly reduced prices.
Management Risk. The Fund is actively managed and depends heavily on the Adviser’s judgment about markets, interest rates or the attractiveness, relative values, liquidity, or potential appreciation of particular investments made for the Fund’s portfolio. The Fund could experience losses if these judgments prove to be incorrect. Additionally, legislative, regulatory, or tax developments may adversely affect management of the Fund and, therefore, the ability of the Fund to achieve its investment objective.
Market Risk. The market values of the Fund’s investments, and therefore the value of the Fund’s shares, will go up and down, sometimes rapidly or unpredictably. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole. Individual stock prices tend to go up and down more dramatically than those of certain other types of investments, such as bonds. During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by the Fund will rise in value.
Money Market Fund Risk. Although the Fund seeks to preserve the value of your investment at $1.00 per share, you may lose money by investing in the Fund. The share price of money market funds can fall below the $1.00 share price. You should not rely on or expect the Fund’s adviser or its affiliates to enter into support agreements or take other actions to maintain the Fund’s $1.00 share price. The credit quality of the Fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the Fund’s share price. The Fund’s share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. Furthermore, amendments to money market fund regulations could impact the Fund’s operations and possibly negatively impact its return.
Municipal Securities Risk. The risk of a municipal obligation generally depends on the financial and credit status of the issuer. Constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives, and the issuer’s regional economic conditions may affect the municipal security’s value, interest payments, repayment of principal and the Fund’s ability to sell the security. Failure of a municipal security issuer to comply with applicable tax requirements may make income paid thereon taxable, resulting in a decline in the security’s value. In addition, there could be changes in applicable tax laws or tax treatments that reduce or eliminate the current federal income tax exemption on municipal securities or otherwise adversely affect the current federal or state tax status of municipal securities.
Repurchase Agreement Risk. The Fund is subject to the risk that the counterparty may default on its obligation to repurchase the underlying instruments collateralizing the repurchase agreement, which may cause the Fund to lose money. These risks are magnified to the extent that a repurchase agreement is secured by securities other than cash or U.S. Government securities.
U.S. Government Obligations Risk. Obligations of U.S. Government agencies and authorities receive varying levels of support and may not be backed by the full faith and credit of the U.S. Government, which could affect the Fund’s ability to recover should they default. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so.
Variable-Rate Demand Notes Risk. The absence of an active secondary market for certain variable and floating rate notes could make it difficult to dispose of these instruments, which could result in a loss.
Yield Risk. The Fund’s yield will vary as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in other securities. When interest rates are very low, the Fund’s expenses could absorb all or a portion of the Fund’s income and yield. Additionally, inflation may outpace and diminish investment returns over time.
Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The Fund's past performance is not necessarily an indication of its future performance. Updated performance information is available on the Fund's Web site at www.invesco.com/us.

Annual Total Returns
Cash Management Class year-to-date (ended September 30, 2015): 0.02%
Best Quarter (ended December 31, 2006 and September 30, 2007): 1.31%
Worst Quarter (ended March 31, 2014, September 30, 2014 and December 31, 2014): 0.00%
Average Annual Total Returns (for the periods ended December 31, 2014)
	1 Year	5 Years	10 Years
Cash Management Class: Inception (1/17/1996)	0.01%	0.06%	1.67%

Management of the Fund
Investment Adviser: Invesco Advisers, Inc.
Purchase and Sale of Fund Shares
You may purchase or redeem shares of a Fund on any business day the Fund is open through your financial intermediary, by telephone at (800) 659-1005, or through Liquidity LinkSM.
2                                  Short-Term Investment Trust

The minimum investments for Cash Management Class fund accounts are as follows:
Initial Investments Per Fund Account*	$1 Million

Additional Investments Per Fund Account	No minimum

*	An intermediary may aggregate its master accounts and subaccounts to satisfy the minimum investment requirement.
Tax Information
The Fund’s distributions generally are taxable to you as ordinary income, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account, in which case your distributions generally will be taxed when withdrawn from the tax-deferred account.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and the Fund’s distributor or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s Web site for more information.

STIC Prime Portfolio
Investment Objective(s)
The Fund’s investment objective is to provide current income consistent with preservation of capital and liquidity.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Class:	Cash Management
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class:	Cash Management
Management Fees	0.15%

Distribution and/or Service (12b-1) Fees	0.10

Other Expenses	0.04

Total Annual Fund Operating Expenses	0.29

Fee Waiver and/or Expense Reimbursement[1,2]	0.07

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.22

1	Invesco Distributors, Inc. (Invesco Distributors) has contractually agreed to waive 0.02% of Rule 12b-1 distribution plan payments. Unless Invesco Distributors continues the fee waiver agreement, it will terminate on December 31, 2016. The fee waiver agreement cannot be terminated during its term.
2	Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed in the SAI) of Cash Management Class shares to 0.22% (after Rule 12b-1 fee waiver) of the Fund's average daily net assets. Unless Invesco continues the fee waiver agreement, it will terminate on December 31, 2016. The fee waiver agreement cannot be terminated during its term.
Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain equal to the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement in the first year and the Total Annual Fund Operating Expenses thereafter. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
	1 Year	3 Years	5 Years	10 Years
Cash Management	$23	$86	$156	$361

Principal Investment Strategies of the Fund
The Fund invests in high-quality U.S. dollar denominated obligations with maturities of 60 days or less, including: (i) securities issued by the U.S. Government or its agencies; (ii) certificates of deposit and time deposits from U.S. or foreign banks; (iii) repurchase agreements; (iv) commercial paper; and (v) municipal securities.
The Fund may engage in repurchase agreement transactions that are collateralized by cash or government securities. In addition, it may engage in repurchase agreement transactions that are collateralized by nongovernment securities such as equity securities and fixed income securities that are rated investment grade and below investment grade by nationally recognized statistical rating organizations or unrated securities of comparable quality.
The Fund will limit investments to those securities that are Eligible Securities as defined by applicable regulations at the time of purchase.
The Fund is a money market fund that seeks to maintain a stable price of $1.00 per share by using the amortized cost method to value portfolio securities and rounding the share value to the nearest cent. The Fund invests in conformity with SEC rules and regulation requirements for money market funds for the quality, maturity, diversification and liquidity of investments. The Fund invests only in U.S. dollar denominated securities maturing within 60 days of the date of purchase, with certain exceptions permitted by applicable regulations. The Fund maintains a dollar-weighted average portfolio maturity of no more than 60 days, and a dollar-weighted average portfolio maturity as determined without exceptions regarding certain interest rate adjustments under Rule 2a-7 of no more than 60 days. Each investment must be determined to present minimal credit risks by the Adviser pursuant to guidelines approved by the Board, and must be an Eligible Security.
The Fund may invest in U.S. dollar-denominated foreign securities. Some of the Fund’s investments, although U.S. dollar-denominated, may be subject to foreign credit exposure.
The Fund may also invest in daily and weekly variable-rate demand notes.
In selecting securities for the Fund’s portfolio, the portfolio managers focus on securities that offer safety, liquidity, and a competitive yield. The Adviser conducts a credit analysis of each potential issuer prior to the purchase of its securities.
The portfolio managers normally hold portfolio securities to maturity, but may sell a security when they deem it advisable, such as when market or credit factors materially change.
Principal Risks of Investing in the Fund
As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, you may lose money by investing in the Fund. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:
Banking and Financial Services Industry Focus Risk. From time to time, the Fund may invest more than 25% of its assets in unsecured bank instruments, including but not limited to certificates of deposit and time
3                                  Short-Term Investment Trust

deposits, or securities that may have guarantees or credit and liquidity enhancements provided by banks, insurance companies or other financial institutions. To the extent the Fund focuses its investments in these instruments or securities, the Fund’s performance will depend on the overall condition of those industries and the individual banks and financial institutions in which the Fund invests (directly or indirectly), the supply of short-term financing, changes in government regulation, changes in interest rates, and economic downturns in the United States and abroad.
Debt Securities Risk. The prices of debt securities held by the Fund will be affected by changes in interest rates, the creditworthiness of the issuer and other factors. An increase in prevailing interest rates typically causes the value of existing debt securities to fall and often has a greater impact on longer-duration debt securities and higher quality debt securities. Falling interest rates will cause the Fund to reinvest the proceeds of debt securities that have been repaid by the issuer at lower interest rates. Falling interest rates may also reduce the Fund’s distributable income because interest payments on floating rate debt instruments held by the Fund will decline. The Fund could lose money on investments in debt securities if the issuer or borrower fails to meet its obligations to make interest payments and/or to repay principal in a timely manner. Changes in an issuer’s financial strength, the market’s perception of such strength or in the credit rating of the issuer or the security may affect the value of debt securities. The Adviser’s credit analysis may fail to anticipate such changes, which could result in buying a debt security at an inopportune time or failing to sell a debt security in advance of a price decline or other credit event.
Foreign Securities and Credit Exposure Risk. U.S. dollar-denominated securities carrying foreign credit exposure may be affected by unfavorable political, economic or governmental developments that could affect payments of principal and interest. Furthermore, the Fund's foreign investments may be adversely affected by political and social instability, changes in economic or taxation policies, difficulty in enforcing obligations, decreased liquidity or increased volatility. Foreign investments also involve the risk of the possible seizure, nationalization or expropriation of the issuer or foreign deposits (in which the Fund could lose its entire investments in a certain market) and the possible adoption of foreign governmental restrictions such as exchange controls.
Liquidity Risk. The Fund may be unable to sell illiquid investments at the time or price it desires and, as a result, could lose its entire investment in such investments. Liquid securities can become illiquid during periods of market stress. If a significant amount of the Fund’s securities become illiquid, the Fund may not be able to timely pay redemption proceeds and may need to sell securities at significantly reduced prices.
Management Risk. The Fund is actively managed and depends heavily on the Adviser’s judgment about markets, interest rates or the attractiveness, relative values, liquidity, or potential appreciation of particular investments made for the Fund’s portfolio. The Fund could experience losses if these judgments prove to be incorrect. Additionally, legislative, regulatory, or tax developments may adversely affect management of the Fund and, therefore, the ability of the Fund to achieve its investment objective.
Market Risk. The market values of the Fund’s investments, and therefore the value of the Fund’s shares, will go up and down, sometimes rapidly or unpredictably. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole. Individual stock prices tend to go up and down more dramatically than those of certain other types of investments, such as bonds. During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by the Fund will rise in value.
Money Market Fund Risk. Although the Fund seeks to preserve the value of your investment at $1.00 per share, you may lose money by investing in the Fund. The share price of money market funds can fall below the $1.00 share price. You should not rely on or expect the Fund’s adviser or its affiliates to enter into support agreements or take other actions to maintain the Fund’s $1.00 share price. The credit quality of the Fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the Fund’s share price. The Fund’s share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. Furthermore, amendments to money market fund regulations could impact the Fund’s operations and possibly negatively impact its return.
Municipal Securities Risk. The risk of a municipal obligation generally depends on the financial and credit status of the issuer. Constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives, and the issuer’s regional economic conditions may affect the municipal security’s value, interest payments, repayment of principal and the Fund’s ability to sell the security. Failure of a municipal security issuer to comply with applicable tax requirements may make income paid thereon taxable, resulting in a decline in the security’s value. In addition, there could be changes in applicable tax laws or tax treatments that reduce or eliminate the current federal income tax exemption on municipal securities or otherwise adversely affect the current federal or state tax status of municipal securities.
Repurchase Agreement Risk. The Fund is subject to the risk that the counterparty may default on its obligation to repurchase the underlying instruments collateralizing the repurchase agreement, which may cause the Fund to lose money. These risks are magnified to the extent that a repurchase agreement is secured by securities other than cash or U.S. Government securities.
U.S. Government Obligations Risk. Obligations of U.S. Government agencies and authorities receive varying levels of support and may not be backed by the full faith and credit of the U.S. Government, which could affect the Fund’s ability to recover should they default. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so.
Variable-Rate Demand Notes Risk. The absence of an active secondary market for certain variable and floating rate notes could make it difficult to dispose of these instruments, which could result in a loss.
Yield Risk. The Fund’s yield will vary as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in other securities. When interest rates are very low, the Fund’s expenses could absorb all or a portion of the Fund’s income and yield. Additionally, inflation may outpace and diminish investment returns over time.
Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The Fund's past performance is not necessarily an indication of its future performance. Updated performance information is available on the Fund's Web site at www.invesco.com/us.

Annual Total Returns
Cash Management Class year-to-date (ended September 30, 2015): 0.09%
Best Quarter (ended September 30, 2006, December 31, 2006 and September 30, 2007): 1.31%
Worst Quarter (ended September 30, 2014): 0.00%
4                                  Short-Term Investment Trust

Average Annual Total Returns (for the periods ended December 31, 2014)
	1 Year	5 Years	10 Years
Cash Management Class: Inception (6/30/1994)	0.07%	0.06%	1.61%

Management of the Fund
Investment Adviser: Invesco Advisers, Inc.
Purchase and Sale of Fund Shares
You may purchase or redeem shares of a Fund on any business day the Fund is open through your financial intermediary, by telephone at (800) 659-1005, or through Liquidity LinkSM.
The minimum investments for Cash Management Class fund accounts are as follows:
Initial Investments Per Fund Account*	$1 Million

Additional Investments Per Fund Account	No minimum

*	An intermediary may aggregate its master accounts and subaccounts to satisfy the minimum investment requirement.
Tax Information
The Fund’s distributions generally are taxable to you as ordinary income, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account, in which case your distributions generally will be taxed when withdrawn from the tax-deferred account.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and the Fund’s distributor or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s Web site for more information.

Treasury Portfolio
Investment Objective(s)
The Fund’s investment objective is to provide current income consistent with preservation of capital and liquidity.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Class:	Cash Management
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class:	Cash Management
Management Fees	0.15%

Distribution and/or Service (12b-1) Fees	0.10

Other Expenses	0.02

Total Annual Fund Operating Expenses	0.27

Fee Waiver and/or Expense Reimbursement[1,2]	0.05

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.22

1	Invesco Distributors, Inc. (Invesco Distributors) has contractually agreed to waive 0.02% of Rule 12b-1 distribution plan payments. Unless Invesco Distributors continues the fee waiver agreement, it will terminate on December 31, 2016. The fee waiver agreement cannot be terminated during its term.
2	Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed in the SAI) of Cash Management Class shares to 0.22% (after Rule 12b-1 fee waiver) of the Fund's average daily net assets. Unless Invesco continues the fee waiver agreement, it will terminate on December 31, 2016. The fee waiver agreement cannot be terminated during its term.
Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain equal to the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement in the first year and the Total Annual Fund Operating Expenses thereafter. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
	1 Year	3 Years	5 Years	10 Years
Cash Management	$23	$82	$147	$338

Principal Investment Strategies of the Fund
The Fund invests under normal circumstances at least 80% of its net assets (plus any borrowings for investment purposes) in direct obligations of the U.S. Treasury including bills, notes and bonds, and repurchase agreements secured by those obligations. The Fund invests at least 99.5% of its total assets in cash, Government Securities, and repurchase agreements collateralized by cash or Government Securities. Government Security generally means any security issued or guaranteed as to principal or interest by the U.S. Government or certain of its agencies or instrumentalities; or any certificate of deposit for any of the foregoing. The Fund considers repurchase agreements with the Federal Reserve Bank of New York to be U.S. Government securities for purposes of the Fund’s investment policies.
The Fund will limit investments to those securities that are Eligible Securities as defined by applicable regulations at the time of purchase.
The Fund is a Government Money Market Fund, as defined by Rule 2a-7, that seeks to maintain a stable price of $1.00 per share by using the amortized cost method to value portfolio securities and rounding the share value to the nearest cent. The Fund invests in conformity with SEC rules and regulation requirements for money market funds for the quality, maturity, diversification and liquidity of investments. The Fund invests only in U.S. dollar denominated securities maturing within 397 days of the date of purchase, with certain exceptions permitted by applicable regulations. The Fund maintains a dollar-weighted average portfolio maturity of no more than 60 days, and a dollar-weighted average portfolio maturity as determined without exceptions regarding certain interest rate adjustments under Rule 2a-7 of no more than 120 days. Each investment must be determined to present minimal credit risks by the Adviser pursuant to guidelines approved by the Board, and must be an Eligible Security.
In selecting securities for the Fund’s portfolio, the portfolio managers focus on securities that offer safety, liquidity, and a competitive yield. The
5                                  Short-Term Investment Trust

Adviser conducts a credit analysis of each potential issuer prior to the purchase of its securities.
The portfolio managers normally hold portfolio securities to maturity, but may sell a security when they deem it advisable, such as when market or credit factors materially change.
Principal Risks of Investing in the Fund
As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, you may lose money by investing in the Fund. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:
Debt Securities Risk. The prices of debt securities held by the Fund will be affected by changes in interest rates, the creditworthiness of the issuer and other factors. An increase in prevailing interest rates typically causes the value of existing debt securities to fall and often has a greater impact on longer-duration debt securities and higher quality debt securities. Falling interest rates will cause the Fund to reinvest the proceeds of debt securities that have been repaid by the issuer at lower interest rates. Falling interest rates may also reduce the Fund’s distributable income because interest payments on floating rate debt instruments held by the Fund will decline. The Fund could lose money on investments in debt securities if the issuer or borrower fails to meet its obligations to make interest payments and/or to repay principal in a timely manner. Changes in an issuer’s financial strength, the market’s perception of such strength or in the credit rating of the issuer or the security may affect the value of debt securities. The Adviser’s credit analysis may fail to anticipate such changes, which could result in buying a debt security at an inopportune time or failing to sell a debt security in advance of a price decline or other credit event.
Liquidity Risk. The Fund may be unable to sell illiquid investments at the time or price it desires and, as a result, could lose its entire investment in such investments. Liquid securities can become illiquid during periods of market stress. If a significant amount of the Fund’s securities become illiquid, the Fund may not be able to timely pay redemption proceeds and may need to sell securities at significantly reduced prices.
Management Risk. The Fund is actively managed and depends heavily on the Adviser’s judgment about markets, interest rates or the attractiveness, relative values, liquidity, or potential appreciation of particular investments made for the Fund’s portfolio. The Fund could experience losses if these judgments prove to be incorrect. Additionally, legislative, regulatory, or tax developments may adversely affect management of the Fund and, therefore, the ability of the Fund to achieve its investment objective.
Market Risk. The market values of the Fund’s investments, and therefore the value of the Fund’s shares, will go up and down, sometimes rapidly or unpredictably. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole. Individual stock prices tend to go up and down more dramatically than those of certain other types of investments, such as bonds. During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by the Fund will rise in value.
Money Market Fund Risk. Although the Fund seeks to preserve the value of your investment at $1.00 per share, you may lose money by investing in the Fund. The share price of money market funds can fall below the $1.00 share price. You should not rely on or expect the Fund’s adviser or its affiliates to enter into support agreements or take other actions to maintain the Fund’s $1.00 share price. The credit quality of the Fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the Fund’s share price. The Fund’s share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. Furthermore, amendments to money market fund regulations could impact the Fund’s operations and possibly negatively impact its return.
Repurchase Agreement Risk. If the seller of a repurchase agreement defaults or otherwise does not fulfill its obligations, the Fund may incur delays and losses arising from selling the underlying securities, enforcing its rights, or declining collateral value.
U.S. Government Obligations Risk. Obligations of U.S. Government agencies and authorities receive varying levels of support and may not be backed by the full faith and credit of the U.S. Government, which could affect the Fund’s ability to recover should they default. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so.
Yield Risk. The Fund’s yield will vary as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in other securities. When interest rates are very low, the Fund’s expenses could absorb all or a portion of the Fund’s income and yield. Additionally, inflation may outpace and diminish investment returns over time.
Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The Fund's past performance is not necessarily an indication of its future performance. Updated performance information is available on the Fund's Web site at www.invesco.com/us.

Annual Total Returns
Cash Management Class year-to-date (ended September 30, 2015): 0.02%
Best Quarter (ended December 31, 2006): 1.28%
Worst Quarter (ended March 31, 2010, March 31, 2011, March 31, 2013, March 31, 2014, June 30, 2014, September 30, 2014 and December 31, 2014): 0.00%
Average Annual Total Returns (for the periods ended December 31, 2014)
	1 Year	5 Years	10 Years
Cash Management Class: Inception (8/18/1993)	0.01%	0.02%	1.42%

Management of the Fund
Investment Adviser: Invesco Advisers, Inc.
Purchase and Sale of Fund Shares
You may purchase or redeem shares of a Fund on any business day the Fund is open through your financial intermediary, by telephone at (800) 659-1005, or through Liquidity LinkSM.
The minimum investments for Cash Management Class fund accounts are as follows:
Initial Investments Per Fund Account*	$1 Million

Additional Investments Per Fund Account	No minimum

*	An intermediary may aggregate its master accounts and subaccounts to satisfy the minimum investment requirement.
Tax Information
The Fund’s distributions generally are taxable to you as ordinary income, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account, in which case your distributions generally will be taxed when withdrawn from the tax-deferred account.
6                                  Short-Term Investment Trust

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and the Fund’s distributor or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s Web site for more information.

Government & Agency Portfolio
Investment Objective(s)
The Fund’s investment objective is to provide current income consistent with preservation of capital and liquidity.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Class:	Cash Management
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class:	Cash Management
Management Fees	0.10%

Distribution and/or Service (12b-1) Fees	0.10

Other Expenses	0.03

Total Annual Fund Operating Expenses	0.23

Fee Waiver and/or Expense Reimbursement[1]	0.02

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.21

1	Invesco Distributors, Inc. (Invesco Distributors) has contractually agreed to waive 0.02% of Rule 12b-1 distribution plan payments. Unless Invesco Distributors continues the fee waiver agreement, it will terminate on December 31, 2016. The fee waiver agreement cannot be terminated during its term.
Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain equal to the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement in the first year and the Total Annual Fund Operating Expenses thereafter. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
	1 Year	3 Years	5 Years	10 Years
Cash Management	$22	$72	$127	$291

Principal Investment Strategies of the Fund
The Fund invests at least 99.5% of its total assets in cash, Government Securities, and repurchase agreements collateralized by cash or Government Securities. Government Security generally means any security issued or guaranteed as to principal or interest by the U.S. Government or certain of its agencies or instrumentalities; or any certificate of deposit for any of the foregoing. The Fund considers repurchase agreements with the Federal Reserve Bank of New York to be U.S. Government securities for purposes of the Fund’s investment policies.
The Fund will limit investments to those securities that are Eligible Securities as defined by applicable regulations at the time of purchase.
The Fund is a Government Money Market Fund, as defined by Rule 2a-7, that seeks to maintain a stable price of $1.00 per share by using the amortized cost method to value portfolio securities and rounding the share value to the nearest cent. The Fund invests in conformity with SEC rules and regulation requirements for money market funds for the quality, maturity, diversification and liquidity of investments. The Fund invests only in U.S. dollar denominated securities maturing within 397 days of the date of purchase, with certain exceptions permitted by applicable regulations. The Fund maintains a dollar-weighted average portfolio maturity of no more than 60 days, and a dollar-weighted average portfolio maturity as determined without exceptions regarding certain interest rate adjustments under Rule 2a-7 of no more than 120 days. Each investment must be determined to present minimal credit risks by the Adviser pursuant to guidelines approved by the Board, and must be an Eligible Security.
In selecting securities for the Fund’s portfolio, the portfolio managers focus on securities that offer safety, liquidity, and a competitive yield. The Adviser conducts a credit analysis of each potential issuer prior to the purchase of its securities.
The portfolio managers normally hold portfolio securities to maturity, but may sell a security when they deem it advisable, such as when market or credit factors materially change.
Principal Risks of Investing in the Fund
As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, you may lose money by investing in the Fund. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:
Debt Securities Risk. The prices of debt securities held by the Fund will be affected by changes in interest rates, the creditworthiness of the issuer and other factors. An increase in prevailing interest rates typically causes the value of existing debt securities to fall and often has a greater impact on longer-duration debt securities and higher quality debt securities. Falling interest rates will cause the Fund to reinvest the proceeds of debt securities that have been repaid by the issuer at lower interest rates. Falling interest rates may also reduce the Fund’s distributable income because interest payments on floating rate debt instruments held by the Fund will decline. The Fund could lose money on investments in debt securities if the issuer or borrower fails to meet its obligations to make interest payments and/or to repay principal in a timely manner. Changes in an issuer’s financial strength, the market’s perception of such strength or in the credit rating of the issuer or the security may affect the value of debt securities. The Adviser’s credit analysis may fail to anticipate such changes, which could result in buying a debt security at an inopportune time or failing to sell a debt security in advance of a price decline or other credit event.
Liquidity Risk. The Fund may be unable to sell illiquid investments at the time or price it desires and, as a result, could lose its entire investment in such investments. Liquid securities can become illiquid during periods of market stress. If a significant amount of the Fund’s securities become illiquid, the Fund may not be able to timely pay redemption proceeds and may need to sell securities at significantly reduced prices.
Management Risk. The Fund is actively managed and depends heavily on the Adviser’s judgment about markets, interest rates or the attractiveness, relative values, liquidity, or potential appreciation of particular investments made for the Fund’s portfolio. The Fund could experience losses if these judgments prove to be incorrect. Additionally, legislative,
7                                  Short-Term Investment Trust

regulatory, or tax developments may adversely affect management of the Fund and, therefore, the ability of the Fund to achieve its investment objective.
Market Risk. The market values of the Fund’s investments, and therefore the value of the Fund’s shares, will go up and down, sometimes rapidly or unpredictably. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole. Individual stock prices tend to go up and down more dramatically than those of certain other types of investments, such as bonds. During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by the Fund will rise in value.
Money Market Fund Risk. Although the Fund seeks to preserve the value of your investment at $1.00 per share, you may lose money by investing in the Fund. The share price of money market funds can fall below the $1.00 share price. You should not rely on or expect the Fund’s adviser or its affiliates to enter into support agreements or take other actions to maintain the Fund’s $1.00 share price. The credit quality of the Fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the Fund’s share price. The Fund’s share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. Furthermore, amendments to money market fund regulations could impact the Fund’s operations and possibly negatively impact its return.
Repurchase Agreement Risk. If the seller of a repurchase agreement defaults or otherwise does not fulfill its obligations, the Fund may incur delays and losses arising from selling the underlying securities, enforcing its rights, or declining collateral value.
U.S. Government Obligations Risk. Obligations of U.S. Government agencies and authorities receive varying levels of support and may not be backed by the full faith and credit of the U.S. Government, which could affect the Fund’s ability to recover should they default. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so.
Yield Risk. The Fund’s yield will vary as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in other securities. When interest rates are very low, the Fund’s expenses could absorb all or a portion of the Fund’s income and yield. Additionally, inflation may outpace and diminish investment returns over time.
Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The Fund's past performance is not necessarily an indication of its future performance. Updated performance information is available on the Fund's Web site at www.invesco.com/us.

Annual Total Returns
Cash Management Class year-to-date (ended September 30, 2015): 0.03%
Best Quarter (ended December 31, 2006): 1.30%
Worst Quarter (ended March 31, 2010, March 31, 2011, March 31, 2013, June 30, 2014, September 30, 2014 and December 31, 2014): 0.00%
Average Annual Total Returns (for the periods ended December 31, 2014)
	1 Year	5 Years	10 Years
Cash Management Class: Inception (9/1/1998)	0.01%	0.02%	1.54%

Management of the Fund
Investment Adviser: Invesco Advisers, Inc.
Purchase and Sale of Fund Shares
You may purchase or redeem shares of a Fund on any business day the Fund is open through your financial intermediary, by telephone at (800) 659-1005, or through Liquidity LinkSM.
The minimum investments for Cash Management Class fund accounts are as follows:
Initial Investments Per Fund Account*	$1 Million

Additional Investments Per Fund Account	No minimum

*	An intermediary may aggregate its master accounts and subaccounts to satisfy the minimum investment requirement.
Tax Information
The Fund’s distributions generally are taxable to you as ordinary income, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account, in which case your distributions generally will be taxed when withdrawn from the tax-deferred account.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and the Fund’s distributor or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s Web site for more information.

Government TaxAdvantage Portfolio
Investment Objective(s)
The Fund’s investment objective is to provide current income consistent with preservation of capital and liquidity.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Class:	Cash Management
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None

8                                  Short-Term Investment Trust

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class:	Cash Management
Management Fees	0.20%

Distribution and/or Service (12b-1) Fees	0.10

Other Expenses	0.13

Total Annual Fund Operating Expenses	0.43

Fee Waiver and/or Expense Reimbursement[1,2]	0.21

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.22

1	Invesco Distributors, Inc. (Invesco Distributors) has contractually agreed to waive 0.02% of Rule 12b-1 distribution plan payments. Unless Invesco Distributors continues the fee waiver agreement, it will terminate on December 31, 2016. The fee waiver agreement cannot be terminated during its term.
2	Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed in the SAI) of Cash Management Class shares to 0.22% (after Rule 12b-1 fee waiver) of the Fund's average daily net assets. Unless Invesco continues the fee waiver agreement, it will terminate on December 31, 2016. The fee waiver agreement cannot be terminated during its term.
Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain equal to the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement in the first year and the Total Annual Fund Operating Expenses thereafter. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
	1 Year	3 Years	5 Years	10 Years
Cash Management	$23	$117	$220	$522

Principal Investment Strategies of the Fund
The Fund invests at least 99.5% of its total assets in cash and Government Securities. Government Security generally means any security issued or guaranteed as to principal or interest by the U.S. Government or certain of its agencies or instrumentalities; or any certificate of deposit for any of the foregoing. At the present time, the Fund has no current intention to invest in securities other than direct obligations of the U.S. Treasury and Agency Securities.
The Fund will limit investments to those securities that are Eligible Securities as defined by applicable regulations at the time of purchase.
The Fund also seeks to distribute dividends that are exempt from state and local taxation in many states.
The Fund is a Government Money Market Fund, as defined by Rule 2a-7, that seeks to maintain a stable price of $1.00 per share by using the amortized cost method to value portfolio securities and rounding the share value to the nearest cent. The Fund invests in conformity with SEC rules and regulation requirements for money market funds for the quality, maturity, diversification and liquidity of investments. The Fund invests only in U.S. dollar denominated securities maturing within 397 days of the date of purchase, with certain exceptions permitted by applicable regulations. The Fund maintains a dollar-weighted average portfolio maturity of no more than 60 days, and a dollar-weighted average portfolio maturity as determined without exceptions regarding certain interest rate adjustments under Rule 2a-7 of no more than 120 days. Each investment must be determined to present minimal credit risks by the Adviser pursuant to guidelines approved by the Board, and must be an Eligible Security.
In selecting securities for the Fund’s portfolio, the portfolio managers focus on securities that offer safety, liquidity, and a competitive yield. The Adviser conducts a credit analysis of each potential issuer prior to the purchase of its securities.
The portfolio managers normally hold portfolio securities to maturity, but may sell a security when they deem it advisable, such as when market or credit factors materially change.
Principal Risks of Investing in the Fund
As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, you may lose money by investing in the Fund. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:
Debt Securities Risk. The prices of debt securities held by the Fund will be affected by changes in interest rates, the creditworthiness of the issuer and other factors. An increase in prevailing interest rates typically causes the value of existing debt securities to fall and often has a greater impact on longer-duration debt securities and higher quality debt securities. Falling interest rates will cause the Fund to reinvest the proceeds of debt securities that have been repaid by the issuer at lower interest rates. Falling interest rates may also reduce the Fund’s distributable income because interest payments on floating rate debt instruments held by the Fund will decline. The Fund could lose money on investments in debt securities if the issuer or borrower fails to meet its obligations to make interest payments and/or to repay principal in a timely manner. Changes in an issuer’s financial strength, the market’s perception of such strength or in the credit rating of the issuer or the security may affect the value of debt securities. The Adviser’s credit analysis may fail to anticipate such changes, which could result in buying a debt security at an inopportune time or failing to sell a debt security in advance of a price decline or other credit event.
Liquidity Risk. The Fund may be unable to sell illiquid investments at the time or price it desires and, as a result, could lose its entire investment in such investments. Liquid securities can become illiquid during periods of market stress. If a significant amount of the Fund’s securities become illiquid, the Fund may not be able to timely pay redemption proceeds and may need to sell securities at significantly reduced prices.
Management Risk. The Fund is actively managed and depends heavily on the Adviser’s judgment about markets, interest rates or the attractiveness, relative values, liquidity, or potential appreciation of particular investments made for the Fund’s portfolio. The Fund could experience losses if these judgments prove to be incorrect. Additionally, legislative, regulatory, or tax developments may adversely affect management of the Fund and, therefore, the ability of the Fund to achieve its investment objective.
Market Risk. The market values of the Fund’s investments, and therefore the value of the Fund’s shares, will go up and down, sometimes rapidly or unpredictably. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole. Individual stock prices tend to go up and down more dramatically than those of certain other types of investments, such as bonds. During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by the Fund will rise in value.
Money Market Fund Risk. Although the Fund seeks to preserve the value of your investment at $1.00 per share, you may lose money by investing in the Fund. The share price of money market funds can fall below the $1.00 share price. You should not rely on or expect the Fund’s adviser or its affiliates to enter into support agreements or take other actions to maintain the Fund’s $1.00 share price. The credit quality of the Fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the Fund’s share price. The Fund’s share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. Furthermore, amendments to
9                                  Short-Term Investment Trust

money market fund regulations could impact the Fund’s operations and possibly negatively impact its return.
U.S. Government Obligations Risk. Obligations of U.S. Government agencies and authorities receive varying levels of support and may not be backed by the full faith and credit of the U.S. Government, which could affect the Fund’s ability to recover should they default. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so.
Yield Risk. The Fund’s yield will vary as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in other securities. When interest rates are very low, the Fund’s expenses could absorb all or a portion of the Fund’s income and yield. Additionally, inflation may outpace and diminish investment returns over time.
Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The Fund's past performance is not necessarily an indication of its future performance. Updated performance information is available on the Fund's Web site at www.invesco.com/us.

Annual Total Returns
Cash Management Class year-to-date (ended September 30, 2015): 0.09%
Best Quarter (ended December 31, 2006): 1.27%
Worst Quarter (ended March 31, 2010, September 30, 2014 and December 31, 2014): 0.00%
Average Annual Total Returns (for the periods ended December 31, 2014)
	1 Year	5 Years	10 Years
Cash Management Class: Inception (12/30/1999)	0.03%	0.03%	1.49%

Management of the Fund
Investment Adviser: Invesco Advisers, Inc.
Purchase and Sale of Fund Shares
You may purchase or redeem shares of a Fund on any business day the Fund is open through your financial intermediary, by telephone at (800) 659-1005, or through Liquidity LinkSM.
The minimum investments for Cash Management Class fund accounts are as follows:
Initial Investments Per Fund Account*	$1 Million

Additional Investments Per Fund Account	No minimum

*	An intermediary may aggregate its master accounts and subaccounts to satisfy the minimum investment requirement.
Tax Information
The Fund’s distributions generally are taxable to you as ordinary income, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account, in which case your distributions generally will be taxed when withdrawn from the tax-deferred account.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and the Fund’s distributor or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s Web site for more information.

Tax-Free Cash Reserve Portfolio
Investment Objective(s)
The Fund’s investment objective is to provide tax-exempt income consistent with preservation of capital and liquidity.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Class:	Cash Management
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class:	Cash Management
Management Fees	0.24%

Distribution and/or Service (12b-1) Fees	0.10

Other Expenses	0.07

Total Annual Fund Operating Expenses	0.41

Fee Waiver and/or Expense Reimbursement[1,2]	0.08

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.33

1	Invesco Distributors, Inc. (Invesco Distributors) has contractually agreed to waive 0.02% of Rule 12b-1 distribution plan payments. Unless Invesco Distributors continues the fee waiver agreement, it will terminate on December 31, 2016. The fee waiver agreement cannot be terminated during its term.
2	Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed in the SAI) of Cash Management Class shares to 0.33% (after Rule 12b-1 fee waiver) of the Fund's average daily net assets. Unless Invesco continues the fee waiver agreement, it will terminate on December 31, 2016. The fee waiver agreement cannot be terminated during its term.
Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain equal to the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement in the first year and the Total Annual Fund Operating Expenses thereafter. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
	1 Year	3 Years	5 Years	10 Years
Cash Management	$34	$124	$222	$510

Principal Investment Strategies of the Fund
The Fund invests under normal circumstances at least 80% of its net assets (plus any borrowings for investment purposes) in debt securities that (i) pay interest that is excluded from gross income for federal income tax purposes, and (ii) do not produce income that will be considered to be an item of
10                                  Short-Term Investment Trust

preference for purposes of the alternative minimum tax. While the Fund’s distributions are primarily exempt from federal income tax, a portion of the Fund’s distributions may be subject to the federal alternative minimum tax and state and local taxes.
In complying with the 80% investment requirement, the Fund may include other instruments that have economic characteristics similar to the Fund's direct investments that are counted toward the 80% investment requirement.
The Fund will limit investments to those securities that are Eligible Securities as defined by applicable regulations at the time of purchase.
The Fund invests primarily in high quality U.S. dollar-denominated short-term debt obligations, including: (i) municipal securities; (ii) tax-exempt commercial paper; and (iii) cash equivalents. These securities may have credit and liquidity enhancements provided by banks, insurance companies or other financial institutions. Municipal securities include debt obligations of states, territories and possessions of the United States and the District of Columbia, their political subdivisions, agencies and instrumentalities, authorities thereof, and multi-state agencies, issued to obtain funds for various public purposes. Municipal lease obligations, synthetic municipal securities and certain types of industrial revenue bonds are treated as municipal securities.
Other securities held by the Fund may be structured with demand features which have the effect of shortening the security’s maturity.
The Fund is a money market fund that seeks to maintain a stable price of $1.00 per share by using the amortized cost method to value portfolio securities and rounding the share value to the nearest cent. The Fund invests in conformity with SEC rules and regulation requirements for money market funds for the quality, maturity, diversification and liquidity of investments. The Fund invests only in U.S. dollar denominated securities maturing within 397 days of the date of purchase, with certain exceptions permitted by applicable regulations. The Fund maintains a dollar-weighted average portfolio maturity of no more than 60 days, and a dollar-weighted average portfolio maturity as determined without exceptions regarding certain interest rate adjustments under Rule 2a-7 of no more than 120 days. Each investment must be determined to present minimal credit risks by the Adviser pursuant to guidelines approved by the Board, and must be an Eligible Security.
The Fund may invest in U.S. dollar-denominated foreign securities. Some of the Fund’s investments, although U.S. dollar-denominated, may be subject to foreign credit exposure.
The Fund may also invest in daily and weekly variable-rate demand notes.
In selecting securities for the Fund’s portfolio, the portfolio managers focus on securities that offer safety, liquidity, and a competitive yield. The Adviser conducts a credit analysis of each potential issuer prior to the purchase of its securities.
The portfolio managers normally hold portfolio securities to maturity, but may sell a security when they deem it advisable, such as when market or credit factors materially change.
Principal Risks of Investing in the Fund
As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, you may lose money by investing in the Fund. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:
Banking and Financial Services Industry Focus Risk. From time to time, the Fund may invest more than 25% of its assets in unsecured bank instruments, including but not limited to certificates of deposit and time deposits, or securities that may have guarantees or credit and liquidity enhancements provided by banks, insurance companies or other financial institutions. To the extent the Fund focuses its investments in these instruments or securities, the Fund’s performance will depend on the overall condition of those industries and the individual banks and financial institutions in which the Fund invests (directly or indirectly), the supply of short-term financing, changes in government regulation, changes in interest rates, and economic downturns in the United States and abroad.
Debt Securities Risk. The prices of debt securities held by the Fund will be affected by changes in interest rates, the creditworthiness of the issuer and other factors. An increase in prevailing interest rates typically causes the value of existing debt securities to fall and often has a greater impact on longer-duration debt securities and higher quality debt securities. Falling interest rates will cause the Fund to reinvest the proceeds of debt securities that have been repaid by the issuer at lower interest rates. Falling interest rates may also reduce the Fund’s distributable income because interest payments on floating rate debt instruments held by the Fund will decline. The Fund could lose money on investments in debt securities if the issuer or borrower fails to meet its obligations to make interest payments and/or to repay principal in a timely manner. Changes in an issuer’s financial strength, the market’s perception of such strength or in the credit rating of the issuer or the security may affect the value of debt securities. The Adviser’s credit analysis may fail to anticipate such changes, which could result in buying a debt security at an inopportune time or failing to sell a debt security in advance of a price decline or other credit event.
Foreign Securities and Credit Exposure Risk. U.S. dollar-denominated securities carrying foreign credit exposure may be affected by unfavorable political, economic or governmental developments that could affect payments of principal and interest. Furthermore, the Fund's foreign investments may be adversely affected by political and social instability, changes in economic or taxation policies, difficulty in enforcing obligations, decreased liquidity or increased volatility. Foreign investments also involve the risk of the possible seizure, nationalization or expropriation of the issuer or foreign deposits (in which the Fund could lose its entire investments in a certain market) and the possible adoption of foreign governmental restrictions such as exchange controls.
Liquidity Risk. The Fund may be unable to sell illiquid investments at the time or price it desires and, as a result, could lose its entire investment in such investments. Liquid securities can become illiquid during periods of market stress. If a significant amount of the Fund’s securities become illiquid, the Fund may not be able to timely pay redemption proceeds and may need to sell securities at significantly reduced prices.
Management Risk. The Fund is actively managed and depends heavily on the Adviser’s judgment about markets, interest rates or the attractiveness, relative values, liquidity, or potential appreciation of particular investments made for the Fund’s portfolio. The Fund could experience losses if these judgments prove to be incorrect. Additionally, legislative, regulatory, or tax developments may adversely affect management of the Fund and, therefore, the ability of the Fund to achieve its investment objective.
Market Risk. The market values of the Fund’s investments, and therefore the value of the Fund’s shares, will go up and down, sometimes rapidly or unpredictably. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole. Individual stock prices tend to go up and down more dramatically than those of certain other types of investments, such as bonds. During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by the Fund will rise in value.
Money Market Fund Risk. Although the Fund seeks to preserve the value of your investment at $1.00 per share, you may lose money by investing in the Fund. The share price of money market funds can fall below the $1.00 share price. You should not rely on or expect the Fund’s adviser or its affiliates to enter into support agreements or take other actions to maintain the Fund’s $1.00 share price. The credit quality of the Fund’s holdings can change rapidly in certain markets, and the default of a single
11                                  Short-Term Investment Trust

holding could have an adverse impact on the Fund’s share price. The Fund’s share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. Furthermore, amendments to money market fund regulations could impact the Fund’s operations and possibly negatively impact its return.
Municipal Securities Risk. The risk of a municipal obligation generally depends on the financial and credit status of the issuer. Constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives, and the issuer’s regional economic conditions may affect the municipal security’s value, interest payments, repayment of principal and the Fund’s ability to sell the security. Failure of a municipal security issuer to comply with applicable tax requirements may make income paid thereon taxable, resulting in a decline in the security’s value. In addition, there could be changes in applicable tax laws or tax treatments that reduce or eliminate the current federal income tax exemption on municipal securities or otherwise adversely affect the current federal or state tax status of municipal securities.
U.S. Government Obligations Risk. Obligations of U.S. Government agencies and authorities receive varying levels of support and may not be backed by the full faith and credit of the U.S. Government, which could affect the Fund’s ability to recover should they default. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so.
Variable-Rate Demand Notes Risk. The absence of an active secondary market for certain variable and floating rate notes could make it difficult to dispose of these instruments, which could result in a loss.
Yield Risk. The Fund’s yield will vary as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in other securities. When interest rates are very low, the Fund’s expenses could absorb all or a portion of the Fund’s income and yield. Additionally, inflation may outpace and diminish investment returns over time.
Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The Fund's past performance is not necessarily an indication of its future performance. Updated performance information is available on the Fund's Web site at www.invesco.com/us.

Annual Total Returns
Cash Management Class year-to-date (ended September 30, 2015): 0.05%
Best Quarter (ended June 30, 2007 and September 30, 2007): 0.87%
Worst Quarter (ended March 31, 2010, September 30, 2014 and December 31, 2014): 0.00%
Average Annual Total Returns (for the periods ended December 31, 2014)
	1 Year	5 Years	10 Years
Cash Management Class: Inception (1/4/1999)	0.03%	0.04%	1.10%

Management of the Fund
Investment Adviser: Invesco Advisers, Inc.
Purchase and Sale of Fund Shares
You may purchase or redeem shares of a Fund on any business day the Fund is open through your financial intermediary, by telephone at (800) 659-1005, or through Liquidity LinkSM.
The minimum investments for Cash Management Class fund accounts are as follows:
Initial Investments Per Fund Account*	$1 Million

Additional Investments Per Fund Account	No minimum

*	An intermediary may aggregate its master accounts and subaccounts to satisfy the minimum investment requirement.
Tax Information
The Fund’s distributions primarily are exempt from regular federal income tax. A portion of these distributions, however, may be subject to the federal alternative minimum tax and state and local taxes. The Fund may also make distributions that are taxable to you as ordinary income.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and the Fund’s distributor or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s Web site for more information.

Investment Objective(s), Strategies, Risks and Portfolio Holdings

Liquid Assets Portfolio
Objective(s) and Strategies
The Fund’s investment objective is to provide current income consistent with preservation of capital and liquidity. The Fund’s investment objective may be changed by the Board without shareholder approval.
The Fund invests primarily in high-quality U.S. dollar-denominated short-term debt obligations, including: (i) securities issued by the U.S. Government or its agencies; (ii) certificates of deposit and time deposits from U.S. or foreign banks; (iii) repurchase agreements; (iv) commercial paper; and (v) municipal securities.
The Fund may engage in repurchase agreement transactions that are collateralized by cash or government securities. In addition, it may engage in repurchase agreement transactions that are collateralized by nongovernment securities such as equity securities and fixed income securities that are rated investment grade and below investment grade by nationally recognized statistical rating organizations or unrated securities of comparable quality. The Fund considers repurchase agreements with the Federal Reserve Bank of New York to be U.S. Government securities for purposes of the Fund’s investment policies.
The Fund will limit investments to those securities that are Eligible Securities as defined by applicable regulations at the time of purchase.
As permitted by Rule 2a-7, the Fund seeks to maintain a stable price of $1.00 per share by using the amortized cost method to value portfolio securities and rounding the share value to the nearest cent. The Fund invests in conformity with SEC rules and regulation requirements for money market funds for the quality, maturity, diversification and liquidity of investments. The Fund invests only in U.S. dollar denominated securities maturing within 397 days of the date of purchase, with certain exceptions permitted by applicable regulations. The Fund maintains a dollar-weighted average portfolio maturity of no more than 60 days, and a dollar-weighted average portfolio maturity as determined without exceptions regarding certain interest rate adjustments under Rule 2a-7 of no more than 120
12                                  Short-Term Investment Trust

days. Each investment must be determined to present minimal credit risks by the Adviser pursuant to guidelines approved by the Board, and must be an Eligible Security.
The Fund may invest up to 50% of its total assets in U.S. dollar-denominated foreign securities. Some of the Fund’s investments, although U.S. dollar-denominated, may be subject to foreign credit exposure.
The Fund may also invest in daily and weekly variable-rate demand notes.
In selecting securities for the Fund’s portfolio, the portfolio managers focus on securities that offer safety, liquidity, and a competitive yield. The Adviser conducts a credit analysis of each potential issuer prior to the purchase of its securities.
The portfolio managers normally hold portfolio securities to maturity, but may sell a security when they deem it advisable, such as when market or credit factors materially change.
The Fund may, from time to time, take temporary defensive positions by holding cash, shortening the Fund’s dollar-weighted average portfolio maturity or investing in other securities that are Eligible Securities for purchase by money market funds as described in the Fund’s Statement of Additional Information (SAI), in anticipation of or in response to adverse market, economic, political or other conditions. If the Fund’s portfolio managers do so, different factors could affect the Fund’s performance and the Fund may not achieve its investment objective.
The Fund’s investments in the types of securities and other investments described in this prospectus vary from time to time, and, at any time, the Fund may not be invested in all of the types of securities and other investments described in this prospectus. The Fund may also invest in securities and other investments not described in this prospectus.
For more information, see “Description of the Funds and Their Investments and Risks” in the Fund’s SAI.
Risks
The principal risks of investing in the Fund are:
Banking and Financial Services Industry Focus Risk. From time to time, the Fund may invest more than 25% of its assets in unsecured bank instruments, including but not limited to certificates of deposit and time deposits, or securities that may have guarantees or credit and liquidity enhancements provided by banks, insurance companies or other financial institutions. To the extent the Fund focuses its investments in these instruments or securities, the Fund’s performance will depend on the overall condition of those industries and the individual banks and financial institutions in which the Fund invests (directly or indirectly). Financial services companies may be dependent on the supply of short-term financing. The value of bank instruments and securities of issuers in the banking and financial services industry, or guaranteed by such issuers, can be affected by and sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad. The risk of holding bank instruments is also directly tied to the risk of insolvency or bankruptcy of the issuing banks, which risk may be higher for larger or more complex financial institutions that combine traditional, commercial and investment banking.
Debt Securities Risk. The prices of debt securities held by the Fund will be affected by changes in interest rates, the creditworthiness of the issuer and other factors. An increase in prevailing interest rates typically causes the value of existing debt securities to fall and often has a greater impact on longer-duration debt securities and higher quality debt securities. Falling interest rates will cause the Fund to reinvest the proceeds of debt securities that have been repaid by the issuer at lower interest rates. Falling interest rates may also reduce the Fund’s distributable income because interest payments on floating rate debt instruments held by the Fund will decline. The Fund could lose money on investments in debt securities if the issuer or borrower fails to meet its obligations to make interest payments and/or to repay principal in a timely manner. If an issuer seeks to restructure the terms of its borrowings or the Fund is required to seek recovery upon a default in the payment of interest or the repayment of principal, the Fund may incur additional expenses. Changes in an issuer’s financial strength, the market’s perception of such strength or in the credit rating of the issuer or the security may affect the value of debt securities. The Adviser’s credit analysis may fail to anticipate such changes, which could result in buying a debt security at an inopportune time or failing to sell a debt security in advance of a price decline or other credit event.
Foreign Securities and Credit Exposure Risk. U.S. dollar-denominated securities carrying foreign credit exposure may be affected by unfavorable political, economic or governmental developments that could affect payments of principal and interest. Furthermore, the value of the Fund’s foreign investments may be adversely affected by political and social instability in their home countries, by changes in economic or taxation policies in those countries, or by the difficulty in enforcing obligations in those countries. Foreign companies generally may be subject to less stringent regulations than U.S. companies, including financial reporting requirements and auditing and accounting controls. As a result, there generally is less publicly available information about foreign companies than about U.S. companies. Trading in many foreign securities may be less liquid and more volatile than U.S. securities due to the size of the market or other factors.
Liquidity Risk. The Fund may be unable to sell illiquid investments at the time or price it desires and, as a result, could lose its entire investment in such investments. An investment may be illiquid due to a lack of trading volume in the investment or if the investment is privately placed and not traded in any public market or is otherwise restricted from trading. Certain restricted securities require special registration and pose valuation difficulties. Liquid securities can become illiquid during periods of market stress. If a significant amount of the Fund’s securities become illiquid, the Fund may not be able to timely pay redemption proceeds and may need to sell securities at significantly reduced prices.
Management Risk. The Fund is actively managed and depends heavily on the Adviser’s judgment about markets, interest rates or the attractiveness, relative values, liquidity, or potential appreciation of particular investments made for the Fund’s portfolio. The Fund could experience losses if these judgments prove to be incorrect. There can be no guarantee that the Adviser’s investment techniques or investment decisions will produce the desired results. Additionally, legislative, regulatory, or tax developments may affect the investments or investment strategies available to the investment manager in connection with managing the Fund, which may also adversely affect the ability of the Fund to achieve its investment objective.
Market Risk. The market values of the Fund’s investments, and therefore the value of the Fund’s shares, will go up and down, sometimes rapidly or unpredictably. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole. The value of the Fund’s investments may go up or down due to general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, or adverse investor sentiment generally. The value of the Fund’s investments may also go up or down due to factors that affect an individual issuer or a particular industry or sector, such as changes in production costs and competitive conditions within an industry. Individual stock prices tend to go up and down more dramatically than those of certain other types of investments, such as bonds. During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by the Fund will rise in value.
Money Market Fund Risk. Although the Fund seeks to preserve the value of your investment at $1.00 per share, you may lose money by investing in the Fund. The share price of money market funds can fall below the $1.00 share price. You should not rely on or expect the Fund’s adviser
13                                  Short-Term Investment Trust

or its affiliates to enter into support agreements or take other actions to maintain the Fund’s $1.00 share price. The credit quality of the Fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the Fund’s share price. The Fund’s share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. To the extent the Fund holds cash or cash equivalents rather than securities in which it primarily invests or uses to manage risk, the Fund may not achieve its investment objectives and may underperform. Furthermore, amendments to money market fund regulations could impact the Fund’s operations and possibly negatively impact its return.
Municipal Securities Risk. The risk of a municipal obligation generally depends on the financial and credit status of the issuer. Constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives, and the issuer’s regional economic conditions may affect the municipal security’s value, interest payments, repayment of principal and the Fund’s ability to sell the security. Municipal obligations may be more susceptible to downgrades or defaults during recessions or similar periods of economic stress. Municipal securities structured as revenue bonds are generally not backed by the taxing power of the issuing municipality but rather the revenue from the particular project or entity for which the bonds were issued. If the Internal Revenue Service determines that an issuer of a municipal security has not complied with applicable tax requirements, interest from the security could be treated as taxable, which could result in a decline in the security’s value. In addition, there could be changes in applicable tax laws or tax treatments that reduce or eliminate the current federal income tax exemption on municipal securities or otherwise adversely affect the current federal or state tax status of municipal securities.
Repurchase Agreement Risk. If the seller of a repurchase agreement defaults or otherwise does not fulfill its obligations, the Fund may incur delays and losses arising from selling the underlying securities, enforcing its rights, or declining collateral value. These risks are magnified to the extent that a repurchase agreement is secured by securities other than cash or U.S. Government securities.
U.S. Government Obligations Risk. Obligations of U.S. Government agencies and authorities receive varying levels of support and may not be backed by the full faith and credit of the U.S. Government, which could affect the Fund’s ability to recover should they default. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so.
Variable-Rate Demand Notes Risk. The absence of an active secondary market for certain variable and floating rate notes could make it difficult to dispose of these instruments, and a portfolio could suffer a loss if the issuer defaults during periods in which a portfolio is not entitled to exercise its demand rights.
Yield Risk. The Fund’s yield will vary as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in other securities. When interest rates are very low, the Fund’s expenses could absorb all or a portion of the Fund’s income and yield. Additionally, inflation may outpace and diminish investment returns over time.
STIC Prime Portfolio
Objective(s) and Strategies
The Fund’s investment objective is to provide current income consistent with preservation of capital and liquidity. The Fund’s investment objective may be changed by the Board without shareholder approval.
The Fund invests in high-quality U.S. dollar denominated obligations with maturities of 60 days or less, including: (i) securities issued by the U.S. Government or its agencies; (ii) certificates of deposit and time deposits from U.S. or foreign banks; (iii) repurchase agreements; (iv) commercial paper; and (v) municipal securities.
The Fund may engage in repurchase agreement transactions that are collateralized by cash or government securities. In addition, it may engage in repurchase agreement transactions that are collateralized by nongovernment securities such as equity securities and fixed income securities that are rated investment grade and below investment grade by nationally recognized statistical rating organizations or unrated securities of comparable quality.
The Fund will limit investments to those securities that are Eligible Securities as defined by applicable regulations at the time of purchase.
As permitted by Rule 2a-7, the Fund seeks to maintain a stable price of $1.00 per share by using the amortized cost method to value portfolio securities and rounding the share value to the nearest cent. The Fund invests in conformity with SEC rules and regulation requirements for money market funds for the quality, maturity, diversification and liquidity of investments. The Fund invests only in U.S. dollar denominated securities maturing within 60 days of the date of purchase, with certain exceptions permitted by applicable regulations. The Fund maintains a dollar-weighted average portfolio maturity of no more than 60 days, and a dollar-weighted average portfolio maturity as determined without exceptions regarding certain interest rate adjustments under Rule 2a-7 of no more than 60 days. Each investment must be determined to present minimal credit risks by the Adviser pursuant to guidelines approved by the Board, and must be an Eligible Security.
The Fund may invest in U.S. dollar-denominated foreign securities. Some of the Fund's investments, although U.S. dollar-denominated, may be subject to foreign credit exposure.
The Fund may also invest in daily and weekly variable-rate demand notes.
In selecting securities for the Fund’s portfolio, the portfolio managers focus on securities that offer safety, liquidity, and a competitive yield. The Adviser conducts a credit analysis of each potential issuer prior to the purchase of its securities.
The portfolio managers normally hold portfolio securities to maturity, but may sell a security when they deem it advisable, such as when market or credit factors materially change.
The Fund may, from time to time, take temporary defensive positions by holding cash, shortening the Fund’s dollar-weighted average portfolio maturity or investing in other securities that are Eligible Securities for purchase by money market funds as described in the Fund’s Statement of Additional Information (SAI), in anticipation of or in response to adverse market, economic, political or other conditions. If the Fund’s portfolio managers do so, different factors could affect the Fund’s performance and the Fund may not achieve its investment objective.
The Fund’s investments in the types of securities and other investments described in this prospectus vary from time to time, and, at any time, the Fund may not be invested in all of the types of securities and other investments described in this prospectus. The Fund may also invest in securities and other investments not described in this prospectus.
For more information, see “Description of the Funds and Their Investments and Risks” in the Fund’s SAI.
Risks
The principal risks of investing in the Fund are:
Banking and Financial Services Industry Focus Risk. From time to time, the Fund may invest more than 25% of its assets in unsecured bank instruments, including but not limited to certificates of deposit and time deposits, or securities that may have guarantees or credit and liquidity enhancements provided by banks, insurance companies or other financial institutions. To the extent the Fund focuses its investments in these instruments or securities, the Fund’s performance will depend on the overall condition of those industries and the individual banks and financial institutions in which the Fund invests (directly or indirectly). Financial services companies may be dependent on the supply of short-term financing. The value of bank instruments and securities of issuers in the banking and financial services industry, or guaranteed by such issuers, can be affected by and sensitive to changes in government regulation and
14                                  Short-Term Investment Trust

interest rates and to economic downturns in the United States and abroad. The risk of holding bank instruments is also directly tied to the risk of insolvency or bankruptcy of the issuing banks, which risk may be higher for larger or more complex financial institutions that combine traditional, commercial and investment banking.
Debt Securities Risk. The prices of debt securities held by the Fund will be affected by changes in interest rates, the creditworthiness of the issuer and other factors. An increase in prevailing interest rates typically causes the value of existing debt securities to fall and often has a greater impact on longer-duration debt securities and higher quality debt securities. Falling interest rates will cause the Fund to reinvest the proceeds of debt securities that have been repaid by the issuer at lower interest rates. Falling interest rates may also reduce the Fund’s distributable income because interest payments on floating rate debt instruments held by the Fund will decline. The Fund could lose money on investments in debt securities if the issuer or borrower fails to meet its obligations to make interest payments and/or to repay principal in a timely manner. If an issuer seeks to restructure the terms of its borrowings or the Fund is required to seek recovery upon a default in the payment of interest or the repayment of principal, the Fund may incur additional expenses. Changes in an issuer’s financial strength, the market’s perception of such strength or in the credit rating of the issuer or the security may affect the value of debt securities. The Adviser’s credit analysis may fail to anticipate such changes, which could result in buying a debt security at an inopportune time or failing to sell a debt security in advance of a price decline or other credit event.
Foreign Securities and Credit Exposure Risk. U.S. dollar-denominated securities carrying foreign credit exposure may be affected by unfavorable political, economic or governmental developments that could affect payments of principal and interest. Furthermore, the value of the Fund’s foreign investments may be adversely affected by political and social instability in their home countries, by changes in economic or taxation policies in those countries, or by the difficulty in enforcing obligations in those countries. Foreign companies generally may be subject to less stringent regulations than U.S. companies, including financial reporting requirements and auditing and accounting controls. As a result, there generally is less publicly available information about foreign companies than about U.S. companies. Trading in many foreign securities may be less liquid and more volatile than U.S. securities due to the size of the market or other factors.
Liquidity Risk. The Fund may be unable to sell illiquid investments at the time or price it desires and, as a result, could lose its entire investment in such investments. An investment may be illiquid due to a lack of trading volume in the investment or if the investment is privately placed and not traded in any public market or is otherwise restricted from trading. Certain restricted securities require special registration and pose valuation difficulties. Liquid securities can become illiquid during periods of market stress. If a significant amount of the Fund’s securities become illiquid, the Fund may not be able to timely pay redemption proceeds and may need to sell securities at significantly reduced prices.
Management Risk. The Fund is actively managed and depends heavily on the Adviser’s judgment about markets, interest rates or the attractiveness, relative values, liquidity, or potential appreciation of particular investments made for the Fund’s portfolio. The Fund could experience losses if these judgments prove to be incorrect. There can be no guarantee that the Adviser’s investment techniques or investment decisions will produce the desired results. Additionally, legislative, regulatory, or tax developments may affect the investments or investment strategies available to the investment manager in connection with managing the Fund, which may also adversely affect the ability of the Fund to achieve its investment objective.
Market Risk. The market values of the Fund’s investments, and therefore the value of the Fund’s shares, will go up and down, sometimes rapidly or unpredictably. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole. The value of the Fund’s investments may go up or down due to general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, or adverse investor sentiment generally. The value of the Fund’s investments may also go up or down due to factors that affect an individual issuer or a particular industry or sector, such as changes in production costs and competitive conditions within an industry. Individual stock prices tend to go up and down more dramatically than those of certain other types of investments, such as bonds. During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by the Fund will rise in value.
Money Market Fund Risk. Although the Fund seeks to preserve the value of your investment at $1.00 per share, you may lose money by investing in the Fund. The share price of money market funds can fall below the $1.00 share price. You should not rely on or expect the Fund’s adviser or its affiliates to enter into support agreements or take other actions to maintain the Fund’s $1.00 share price. The credit quality of the Fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the Fund’s share price. The Fund’s share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. To the extent the Fund holds cash or cash equivalents rather than securities in which it primarily invests or uses to manage risk, the Fund may not achieve its investment objectives and may underperform. Furthermore, amendments to money market fund regulations could impact the Fund’s operations and possibly negatively impact its return.
Municipal Securities Risk. The risk of a municipal obligation generally depends on the financial and credit status of the issuer. Constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives, and the issuer’s regional economic conditions may affect the municipal security’s value, interest payments, repayment of principal and the Fund’s ability to sell the security. Municipal obligations may be more susceptible to downgrades or defaults during recessions or similar periods of economic stress. Municipal securities structured as revenue bonds are generally not backed by the taxing power of the issuing municipality but rather the revenue from the particular project or entity for which the bonds were issued. If the Internal Revenue Service determines that an issuer of a municipal security has not complied with applicable tax requirements, interest from the security could be treated as taxable, which could result in a decline in the security’s value. In addition, there could be changes in applicable tax laws or tax treatments that reduce or eliminate the current federal income tax exemption on municipal securities or otherwise adversely affect the current federal or state tax status of municipal securities.
Repurchase Agreement Risk. If the seller of a repurchase agreement defaults or otherwise does not fulfill its obligations, the Fund may incur delays and losses arising from selling the underlying securities, enforcing its rights, or declining collateral value. These risks are magnified to the extent that a repurchase agreement is secured by securities other than cash or U.S. Government securities.
U.S. Government Obligations Risk. Obligations of U.S. Government agencies and authorities receive varying levels of support and may not be backed by the full faith and credit of the U.S. Government, which could affect the Fund’s ability to recover should they default. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so.
Variable-Rate Demand Notes Risk. The absence of an active secondary market for certain variable and floating rate notes could make it difficult to dispose of these instruments, and a portfolio could suffer a loss if the issuer defaults during periods in which a portfolio is not entitled to exercise its demand rights.
15                                  Short-Term Investment Trust

Yield Risk. The Fund’s yield will vary as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in other securities. When interest rates are very low, the Fund’s expenses could absorb all or a portion of the Fund’s income and yield. Additionally, inflation may outpace and diminish investment returns over time.
Treasury Portfolio
Objective(s) and Strategies
The Fund’s investment objective is to provide current income consistent with preservation of capital and liquidity. The Fund’s investment objective may be changed by the Board without shareholder approval.
The Fund invests under normal circumstances at least 80% of its net assets (plus any borrowings for investment purposes) in direct obligations of the U.S. Treasury including bills, notes and bonds, and repurchase agreements secured by those obligations. The Fund invests at least 99.5% of its total assets in cash, Government Securities, and repurchase agreements collateralized by cash or Government Securities. Government Security generally means any security issued or guaranteed as to principal or interest by the U.S. Government or certain of its agencies or instrumentalities; or any certificate of deposit for any of the foregoing. The Fund considers repurchase agreements with the Federal Reserve Bank of New York to be U.S. Government securities for purposes of the Fund’s investment policies.
The Fund will limit investments to those securities that are Eligible Securities as defined by applicable regulations at the time of purchase.
The Fund is a Government Money Market Fund as defined by Rule 2a-7. As permitted by Rule 2a-7, the Fund seeks to maintain a stable price of $1.00 per share by using the amortized cost method to value portfolio securities and rounding the share value to the nearest cent. The Fund invests in conformity with SEC rules and regulation requirements for money market funds for the quality, maturity, diversification and liquidity of investments. The Fund invests only in U.S. dollar denominated securities maturing within 397 days of the date of purchase, with certain exceptions permitted by applicable regulations. The Fund maintains a dollar-weighted average portfolio maturity of no more than 60 days, and a dollar-weighted average portfolio maturity as determined without exceptions regarding certain interest rate adjustments under Rule 2a-7 of no more than 120 days. Each investment must be determined to present minimal credit risks by the Adviser pursuant to guidelines approved by the Board, and must be an Eligible Security.
In selecting securities for the Fund’s portfolio, the portfolio managers focus on securities that offer safety, liquidity, and a competitive yield. The Adviser conducts a credit analysis of each potential issuer prior to the purchase of its securities.
The portfolio managers normally hold portfolio securities to maturity, but may sell a security when they deem it advisable, such as when market or credit factors materially change.
The Fund may, from time to time, take temporary defensive positions by holding cash, shortening the Fund’s dollar-weighted average portfolio maturity or investing in other securities that are Eligible Securities for purchase by money market funds as described in the Fund’s Statement of Additional Information (SAI), in anticipation of or in response to adverse market, economic, political or other conditions. If the Fund’s portfolio managers do so, different factors could affect the Fund’s performance and the Fund may not achieve its investment objective.
The Fund’s investments in the types of securities and other investments described in this prospectus vary from time to time, and, at any time, the Fund may not be invested in all of the types of securities and other investments described in this prospectus. The Fund may also invest in securities and other investments not described in this prospectus.
For more information, see “Description of the Funds and Their Investments and Risks” in the Fund’s SAI.
Risks
The principal risks of investing in the Fund are:
Debt Securities Risk. The prices of debt securities held by the Fund will be affected by changes in interest rates, the creditworthiness of the issuer and other factors. An increase in prevailing interest rates typically causes the value of existing debt securities to fall and often has a greater impact on longer-duration debt securities and higher quality debt securities. Falling interest rates will cause the Fund to reinvest the proceeds of debt securities that have been repaid by the issuer at lower interest rates. Falling interest rates may also reduce the Fund’s distributable income because interest payments on floating rate debt instruments held by the Fund will decline. The Fund could lose money on investments in debt securities if the issuer or borrower fails to meet its obligations to make interest payments and/or to repay principal in a timely manner. If an issuer seeks to restructure the terms of its borrowings or the Fund is required to seek recovery upon a default in the payment of interest or the repayment of principal, the Fund may incur additional expenses. Changes in an issuer’s financial strength, the market’s perception of such strength or in the credit rating of the issuer or the security may affect the value of debt securities. The Adviser’s credit analysis may fail to anticipate such changes, which could result in buying a debt security at an inopportune time or failing to sell a debt security in advance of a price decline or other credit event.
Liquidity Risk. The Fund may be unable to sell illiquid investments at the time or price it desires and, as a result, could lose its entire investment in such investments. An investment may be illiquid due to a lack of trading volume in the investment or if the investment is privately placed and not traded in any public market or is otherwise restricted from trading. Certain restricted securities require special registration and pose valuation difficulties. Liquid securities can become illiquid during periods of market stress. If a significant amount of the Fund’s securities become illiquid, the Fund may not be able to timely pay redemption proceeds and may need to sell securities at significantly reduced prices.
Management Risk. The Fund is actively managed and depends heavily on the Adviser’s judgment about markets, interest rates or the attractiveness, relative values, liquidity, or potential appreciation of particular investments made for the Fund’s portfolio. The Fund could experience losses if these judgments prove to be incorrect. There can be no guarantee that the Adviser’s investment techniques or investment decisions will produce the desired results. Additionally, legislative, regulatory, or tax developments may affect the investments or investment strategies available to the investment manager in connection with managing the Fund, which may also adversely affect the ability of the Fund to achieve its investment objective.
Market Risk. The market values of the Fund’s investments, and therefore the value of the Fund’s shares, will go up and down, sometimes rapidly or unpredictably. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole. The value of the Fund’s investments may go up or down due to general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, or adverse investor sentiment generally. The value of the Fund’s investments may also go up or down due to factors that affect an individual issuer or a particular industry or sector, such as changes in production costs and competitive conditions within an industry. Individual stock prices tend to go up and down more dramatically than those of certain other types of investments, such as bonds. During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by the Fund will rise in value.
Money Market Fund Risk. Although the Fund seeks to preserve the value of your investment at $1.00 per share, you may lose money by investing in the Fund. The share price of money market funds can fall below the $1.00 share price. You should not rely on or expect the Fund’s adviser
16                                  Short-Term Investment Trust

or its affiliates to enter into support agreements or take other actions to maintain the Fund’s $1.00 share price. The credit quality of the Fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the Fund’s share price. The Fund’s share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. To the extent the Fund holds cash or cash equivalents rather than securities in which it primarily invests or uses to manage risk, the Fund may not achieve its investment objectives and may underperform. Furthermore, amendments to money market fund regulations could impact the Fund’s operations and possibly negatively impact its return.
Repurchase Agreement Risk. If the seller of a repurchase agreement defaults or otherwise does not fulfill its obligations, the Fund may incur delays and losses arising from selling the underlying securities, enforcing its rights, or declining collateral value.
U.S. Government Obligations Risk. Obligations of U.S. Government agencies and authorities receive varying levels of support and may not be backed by the full faith and credit of the U.S. Government, which could affect the Fund’s ability to recover should they default. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so.
Yield Risk. The Fund’s yield will vary as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in other securities. When interest rates are very low, the Fund’s expenses could absorb all or a portion of the Fund’s income and yield. Additionally, inflation may outpace and diminish investment returns over time.
Government & Agency Portfolio
Objective(s) and Strategies
The Fund’s investment objective is to provide current income consistent with preservation of capital and liquidity. The Fund’s investment objective may be changed by the Board without shareholder approval.
The Fund invests at least 99.5% of its total assets in cash, Government Securities, and repurchase agreements collateralized by cash or Government Securities. Government Security generally means any security issued or guaranteed as to principal or interest by the U.S. Government or certain of its agencies or instrumentalities; or any certificate of deposit for any of the foregoing. The Fund considers repurchase agreements with the Federal Reserve Bank of New York to be U.S. Government securities for purposes of the Fund’s investment policies.
The Fund will limit investments to those securities that are Eligible Securities as defined by applicable regulations at the time of purchase.
The Fund is a Government Money Market Fund as defined by Rule 2a-7. As permitted by Rule 2a-7, the Fund seeks to maintain a stable price of $1.00 per share by using the amortized cost method to value portfolio securities and rounding the share value to the nearest cent. The Fund invests in conformity with SEC rules and regulation requirements for money market funds for the quality, maturity, diversification and liquidity of investments. The Fund invests only in U.S. dollar denominated securities maturing within 397 days of the date of purchase, with certain exceptions permitted by applicable regulations. The Fund maintains a dollar-weighted average portfolio maturity of no more than 60 days, and a dollar-weighted average portfolio maturity as determined without exceptions regarding certain interest rate adjustments under Rule 2a-7 of no more than 120 days. Each investment must be determined to present minimal credit risks by the Adviser pursuant to guidelines approved by the Board, and must be an Eligible Security.
In selecting securities for the Fund’s portfolio, the portfolio managers focus on securities that offer safety, liquidity, and a competitive yield. The Adviser conducts a credit analysis of each potential issuer prior to the purchase of its securities.
The portfolio managers normally hold portfolio securities to maturity, but may sell a security when they deem it advisable, such as when market or credit factors materially change.
The Fund may, from time to time, take temporary defensive positions by holding cash, shortening the Fund’s dollar-weighted average portfolio maturity or investing in other securities that are Eligible Securities for purchase by money market funds as described in the Fund’s Statement of Additional Information (SAI), in anticipation of or in response to adverse market, economic, political or other conditions. If the Fund’s portfolio managers do so, different factors could affect the Fund’s performance and the Fund may not achieve its investment objective.
The Fund’s investments in the types of securities and other investments described in this prospectus vary from time to time, and, at any time, the Fund may not be invested in all of the types of securities and other investments described in this prospectus. The Fund may also invest in securities and other investments not described in this prospectus.
For more information, see “Description of the Funds and Their Investments and Risks” in the Fund’s SAI.
Risks
The principal risks of investing in the Fund are:
Debt Securities Risk. The prices of debt securities held by the Fund will be affected by changes in interest rates, the creditworthiness of the issuer and other factors. An increase in prevailing interest rates typically causes the value of existing debt securities to fall and often has a greater impact on longer-duration debt securities and higher quality debt securities. Falling interest rates will cause the Fund to reinvest the proceeds of debt securities that have been repaid by the issuer at lower interest rates. Falling interest rates may also reduce the Fund’s distributable income because interest payments on floating rate debt instruments held by the Fund will decline. The Fund could lose money on investments in debt securities if the issuer or borrower fails to meet its obligations to make interest payments and/or to repay principal in a timely manner. If an issuer seeks to restructure the terms of its borrowings or the Fund is required to seek recovery upon a default in the payment of interest or the repayment of principal, the Fund may incur additional expenses. Changes in an issuer’s financial strength, the market’s perception of such strength or in the credit rating of the issuer or the security may affect the value of debt securities. The Adviser’s credit analysis may fail to anticipate such changes, which could result in buying a debt security at an inopportune time or failing to sell a debt security in advance of a price decline or other credit event.
Liquidity Risk. The Fund may be unable to sell illiquid investments at the time or price it desires and, as a result, could lose its entire investment in such investments. An investment may be illiquid due to a lack of trading volume in the investment or if the investment is privately placed and not traded in any public market or is otherwise restricted from trading. Certain restricted securities require special registration and pose valuation difficulties. Liquid securities can become illiquid during periods of market stress. If a significant amount of the Fund’s securities become illiquid, the Fund may not be able to timely pay redemption proceeds and may need to sell securities at significantly reduced prices.
Management Risk. The Fund is actively managed and depends heavily on the Adviser’s judgment about markets, interest rates or the attractiveness, relative values, liquidity, or potential appreciation of particular investments made for the Fund’s portfolio. The Fund could experience losses if these judgments prove to be incorrect. There can be no guarantee that the Adviser’s investment techniques or investment decisions will produce the desired results. Additionally, legislative, regulatory, or tax developments may affect the investments or investment strategies available to the investment manager in connection with managing the Fund, which may also adversely affect the ability of the Fund to achieve its investment objective.
Market Risk. The market values of the Fund’s investments, and therefore the value of the Fund’s shares, will go up and down, sometimes rapidly or unpredictably. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole. The value of the Fund’s investments may go up or down due to general market
17                                  Short-Term Investment Trust

conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, or adverse investor sentiment generally. The value of the Fund’s investments may also go up or down due to factors that affect an individual issuer or a particular industry or sector, such as changes in production costs and competitive conditions within an industry. Individual stock prices tend to go up and down more dramatically than those of certain other types of investments, such as bonds. During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by the Fund will rise in value.
Money Market Fund Risk. Although the Fund seeks to preserve the value of your investment at $1.00 per share, you may lose money by investing in the Fund. The share price of money market funds can fall below the $1.00 share price. You should not rely on or expect the Fund’s adviser or its affiliates to enter into support agreements or take other actions to maintain the Fund’s $1.00 share price. The credit quality of the Fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the Fund’s share price. The Fund’s share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. To the extent the Fund holds cash or cash equivalents rather than securities in which it primarily invests or uses to manage risk, the Fund may not achieve its investment objectives and may underperform. Furthermore, amendments to money market fund regulations could impact the Fund’s operations and possibly negatively impact its return.
Repurchase Agreement Risk. If the seller of a repurchase agreement defaults or otherwise does not fulfill its obligations, the Fund may incur delays and losses arising from selling the underlying securities, enforcing its rights, or declining collateral value.
U.S. Government Obligations Risk. Obligations of U.S. Government agencies and authorities receive varying levels of support and may not be backed by the full faith and credit of the U.S. Government, which could affect the Fund’s ability to recover should they default. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so.
Yield Risk. The Fund’s yield will vary as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in other securities. When interest rates are very low, the Fund’s expenses could absorb all or a portion of the Fund’s income and yield. Additionally, inflation may outpace and diminish investment returns over time.
Government TaxAdvantage Portfolio
Objective(s) and Strategies
The Fund’s investment objective is to provide current income consistent with preservation of capital and liquidity. The Fund’s investment objective may be changed by the Board without shareholder approval.
The Fund invests at least 99.5% of its total assets in cash and Government Securities. Government Security generally means any security issued or guaranteed as to principal or interest by the U.S. Government or certain of its agencies or instrumentalities; or any certificate of deposit for any of the foregoing. At the present time, the Fund has no current intention to invest in securities other than direct obligations of the U.S. Treasury and Agency Securities.
The Fund will limit investments to those securities that are Eligible Securities as defined by applicable regulations at the time of purchase.
The Fund also seeks to distribute dividends that are exempt from state and local taxation in many states.
The Fund is a Government Money Market Fund, as defined by Rule 2a-7. As permitted by Rule 2a-7, the Fund seeks to maintain a stable price of $1.00 per share by using the amortized cost method to value portfolio securities and rounding the share value to the nearest cent. The Fund invests in conformity with SEC rules and regulation requirements for money market funds for the quality, maturity, diversification and liquidity of investments. The Fund invests only in U.S. dollar denominated securities maturing within 397 days of the date of purchase, with certain exceptions permitted by applicable regulations. The Fund maintains a dollar-weighted average portfolio maturity of no more than 60 days, and a dollar-weighted average portfolio maturity as determined without exceptions regarding certain interest rate adjustments under Rule 2a-7 of no more than 120 days. Each investment must be determined to present minimal credit risks by the Adviser pursuant to guidelines approved by the Board, and must be an Eligible Security.
In selecting securities for the Fund’s portfolio, the portfolio managers focus on securities that offer safety, liquidity, and a competitive yield. The Adviser conducts a credit analysis of each potential issuer prior to the purchase of its securities.
The portfolio managers normally hold portfolio securities to maturity, but may sell a security when they deem it advisable, such as when market or credit factors materially change.
The Fund may, from time to time, take temporary defensive positions by holding cash, shortening the Fund’s dollar-weighted average portfolio maturity or investing in other securities that are Eligible Securities for purchase by money market funds as described in the Fund’s Statement of Additional Information (SAI), in anticipation of or in response to adverse market, economic, political or other conditions. If the Fund’s portfolio managers do so, different factors could affect the Fund’s performance and the Fund may not achieve its investment objective.
The Fund’s investments in the types of securities and other investments described in this prospectus vary from time to time, and, at any time, the Fund may not be invested in all of the types of securities and other investments described in this prospectus. The Fund may also invest in securities and other investments not described in this prospectus.
For more information, see “Description of the Funds and Their Investments and Risks” in the Fund’s SAI.
Risks
The principal risks of investing in the Fund are:
Debt Securities Risk. The prices of debt securities held by the Fund will be affected by changes in interest rates, the creditworthiness of the issuer and other factors. An increase in prevailing interest rates typically causes the value of existing debt securities to fall and often has a greater impact on longer-duration debt securities and higher quality debt securities. Falling interest rates will cause the Fund to reinvest the proceeds of debt securities that have been repaid by the issuer at lower interest rates. Falling interest rates may also reduce the Fund’s distributable income because interest payments on floating rate debt instruments held by the Fund will decline. The Fund could lose money on investments in debt securities if the issuer or borrower fails to meet its obligations to make interest payments and/or to repay principal in a timely manner. If an issuer seeks to restructure the terms of its borrowings or the Fund is required to seek recovery upon a default in the payment of interest or the repayment of principal, the Fund may incur additional expenses. Changes in an issuer’s financial strength, the market’s perception of such strength or in the credit rating of the issuer or the security may affect the value of debt securities. The Adviser’s credit analysis may fail to anticipate such changes, which could result in buying a debt security at an inopportune time or failing to sell a debt security in advance of a price decline or other credit event.
Liquidity Risk. The Fund may be unable to sell illiquid investments at the time or price it desires and, as a result, could lose its entire investment in such investments. An investment may be illiquid due to a lack of trading volume in the investment or if the investment is privately placed and not traded in any public market or is otherwise restricted from trading. Certain restricted securities require special registration and pose valuation difficulties. Liquid securities can become illiquid during periods of market stress. If a significant amount of the Fund’s securities become illiquid, the
18                                  Short-Term Investment Trust

Fund may not be able to timely pay redemption proceeds and may need to sell securities at significantly reduced prices.
Management Risk. The Fund is actively managed and depends heavily on the Adviser’s judgment about markets, interest rates or the attractiveness, relative values, liquidity, or potential appreciation of particular investments made for the Fund’s portfolio. The Fund could experience losses if these judgments prove to be incorrect. There can be no guarantee that the Adviser’s investment techniques or investment decisions will produce the desired results. Additionally, legislative, regulatory, or tax developments may affect the investments or investment strategies available to the investment manager in connection with managing the Fund, which may also adversely affect the ability of the Fund to achieve its investment objective.
Market Risk. The market values of the Fund’s investments, and therefore the value of the Fund’s shares, will go up and down, sometimes rapidly or unpredictably. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole. The value of the Fund’s investments may go up or down due to general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, or adverse investor sentiment generally. The value of the Fund’s investments may also go up or down due to factors that affect an individual issuer or a particular industry or sector, such as changes in production costs and competitive conditions within an industry. Individual stock prices tend to go up and down more dramatically than those of certain other types of investments, such as bonds. During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by the Fund will rise in value.
Money Market Fund Risk. Although the Fund seeks to preserve the value of your investment at $1.00 per share, you may lose money by investing in the Fund. The share price of money market funds can fall below the $1.00 share price. You should not rely on or expect the Fund’s adviser or its affiliates to enter into support agreements or take other actions to maintain the Fund’s $1.00 share price. The credit quality of the Fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the Fund’s share price. The Fund’s share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. To the extent the Fund holds cash or cash equivalents rather than securities in which it primarily invests or uses to manage risk, the Fund may not achieve its investment objectives and may underperform. Furthermore, amendments to money market fund regulations could impact the Fund’s operations and possibly negatively impact its return.
U.S. Government Obligations Risk. Obligations of U.S. Government agencies and authorities receive varying levels of support and may not be backed by the full faith and credit of the U.S. Government, which could affect the Fund’s ability to recover should they default. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so.
Yield Risk. The Fund’s yield will vary as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in other securities. When interest rates are very low, the Fund’s expenses could absorb all or a portion of the Fund’s income and yield. Additionally, inflation may outpace and diminish investment returns over time.
Tax-Free Cash Reserve Portfolio
Objective(s) and Strategies
The Fund’s investment objective is to provide tax-exempt income consistent with preservation of capital and liquidity. The Fund’s investment objective may be changed by the Board without shareholder approval.
The Fund invests under normal circumstances at least 80% of its net assets (plus any borrowings for investment purposes) in debt securities that
(i) pay interest that is excluded from gross income for federal income tax purposes, and (ii) do not produce income that will be considered to be an item of preference for purposes of the alternative minimum tax. While the Fund’s distributions are primarily exempt from federal income tax, a portion of the Fund’s distributions may be subject to the federal alternative minimum tax and state and local taxes.
In complying with the 80% investment requirement, the Fund may include other instruments that have economic characteristics similar to the Fund's direct investments that are counted toward the 80% investment requirement.
The Fund will limit investments to those securities that are Eligible Securities as defined by applicable regulations at the time of purchase.
The Fund invests primarily in high quality U.S. dollar-denominated short-term debt obligations, including: (i) municipal securities; (ii) tax-exempt commercial paper; and (iii) cash equivalents. These securities may have credit and liquidity enhancements provided by banks, insurance companies or other financial institutions. Municipal securities include debt obligations of states, territories and possessions of the United States and the District of Columbia, their political subdivisions, agencies and instrumentalities, authorities thereof, and multi-state agencies, issued to obtain funds for various public purposes. Municipal lease obligations, synthetic municipal securities and certain types of industrial revenue bonds are treated as municipal securities. Synthetic municipal securities include variable rate instruments, which are created when fixed rate bonds are coupled with a third party demand feature.
Other securities held by the Fund may be structured with demand features which have the effect of shortening the security’s maturity.
As permitted by Rule 2a-7, the Fund seeks to maintain a stable price of $1.00 per share by using the amortized cost method to value portfolio securities and rounding the share value to the nearest cent. The Fund invests in conformity with SEC rules and regulation requirements for money market funds for the quality, maturity, diversification and liquidity of investments. The Fund invests only in U.S. dollar denominated securities maturing within 397 days of the date of purchase, with certain exceptions permitted by applicable regulations. The Fund maintains a dollar-weighted average portfolio maturity of no more than 60 days, and a dollar-weighted average portfolio maturity as determined without exceptions regarding certain interest rate adjustments under Rule 2a-7 of no more than 120 days. Each investment must be determined to present minimal credit risks by the Adviser pursuant to guidelines approved by the Board, and must be an Eligible Security.
The Fund may invest in U.S. dollar-denominated foreign securities. Some of the Fund’s investments, although U.S. dollar-denominated, may be subject to foreign credit exposure.
The Fund may also invest in daily and weekly variable-rate demand notes.
In selecting securities for the Fund’s portfolio, the portfolio managers focus on securities that offer safety, liquidity, and a competitive yield. The Adviser conducts a credit analysis of each potential issuer prior to the purchase of its securities.
The portfolio managers normally hold portfolio securities to maturity, but may sell a security when they deem it advisable, such as when market or credit factors materially change.
The Fund may, from time to time, take temporary defensive positions by holding cash, shortening the Fund’s dollar-weighted average portfolio maturity or investing in other securities that are Eligible Securities for purchase by money market funds as described in the Fund’s Statement of Additional Information (SAI), in anticipation of or in response to adverse market, economic, political or other conditions. If the Fund’s portfolio managers do so, different factors could affect the Fund’s performance and the Fund may not achieve its investment objective.
The Fund’s investments in the types of securities and other investments described in this prospectus vary from time to time, and, at any time, the Fund may not be invested in all of the types of securities and other
19                                  Short-Term Investment Trust

investments described in this prospectus. The Fund may also invest in securities and other investments not described in this prospectus.
For more information, see “Description of the Funds and Their Investments and Risks” in the Fund’s SAI.
Risks
The principal risks of investing in the Fund are:
Banking and Financial Services Industry Focus Risk. From time to time, the Fund may invest more than 25% of its assets in unsecured bank instruments, including but not limited to certificates of deposit and time deposits, or securities that may have guarantees or credit and liquidity enhancements provided by banks, insurance companies or other financial institutions. To the extent the Fund focuses its investments in these instruments or securities, the Fund’s performance will depend on the overall condition of those industries and the individual banks and financial institutions in which the Fund invests (directly or indirectly). Financial services companies may be dependent on the supply of short-term financing. The value of bank instruments and securities of issuers in the banking and financial services industry, or guaranteed by such issuers, can be affected by and sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad. The risk of holding bank instruments is also directly tied to the risk of insolvency or bankruptcy of the issuing banks, which risk may be higher for larger or more complex financial institutions that combine traditional, commercial and investment banking.
Debt Securities Risk. The prices of debt securities held by the Fund will be affected by changes in interest rates, the creditworthiness of the issuer and other factors. An increase in prevailing interest rates typically causes the value of existing debt securities to fall and often has a greater impact on longer-duration debt securities and higher quality debt securities. Falling interest rates will cause the Fund to reinvest the proceeds of debt securities that have been repaid by the issuer at lower interest rates. Falling interest rates may also reduce the Fund’s distributable income because interest payments on floating rate debt instruments held by the Fund will decline. The Fund could lose money on investments in debt securities if the issuer or borrower fails to meet its obligations to make interest payments and/or to repay principal in a timely manner. If an issuer seeks to restructure the terms of its borrowings or the Fund is required to seek recovery upon a default in the payment of interest or the repayment of principal, the Fund may incur additional expenses. Changes in an issuer’s financial strength, the market’s perception of such strength or in the credit rating of the issuer or the security may affect the value of debt securities. The Adviser’s credit analysis may fail to anticipate such changes, which could result in buying a debt security at an inopportune time or failing to sell a debt security in advance of a price decline or other credit event.
Foreign Securities and Credit Exposure Risk. U.S. dollar-denominated securities carrying foreign credit exposure may be affected by unfavorable political, economic or governmental developments that could affect payments of principal and interest. Furthermore, the value of the Fund’s foreign investments may be adversely affected by political and social instability in their home countries, by changes in economic or taxation policies in those countries, or by the difficulty in enforcing obligations in those countries. Foreign companies generally may be subject to less stringent regulations than U.S. companies, including financial reporting requirements and auditing and accounting controls. As a result, there generally is less publicly available information about foreign companies than about U.S. companies. Trading in many foreign securities may be less liquid and more volatile than U.S. securities due to the size of the market or other factors.
Liquidity Risk. The Fund may be unable to sell illiquid investments at the time or price it desires and, as a result, could lose its entire investment in such investments. An investment may be illiquid due to a lack of trading volume in the investment or if the investment is privately placed and not traded in any public market or is otherwise restricted from trading. Certain restricted securities require special registration and pose valuation difficulties. Liquid securities can become illiquid during periods of market stress. If a significant amount of the Fund’s securities become illiquid, the Fund may not be able to timely pay redemption proceeds and may need to sell securities at significantly reduced prices.
Management Risk. The Fund is actively managed and depends heavily on the Adviser’s judgment about markets, interest rates or the attractiveness, relative values, liquidity, or potential appreciation of particular investments made for the Fund’s portfolio. The Fund could experience losses if these judgments prove to be incorrect. There can be no guarantee that the Adviser’s investment techniques or investment decisions will produce the desired results. Additionally, legislative, regulatory, or tax developments may affect the investments or investment strategies available to the investment manager in connection with managing the Fund, which may also adversely affect the ability of the Fund to achieve its investment objective.
Market Risk. The market values of the Fund’s investments, and therefore the value of the Fund’s shares, will go up and down, sometimes rapidly or unpredictably. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole. The value of the Fund’s investments may go up or down due to general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, or adverse investor sentiment generally. The value of the Fund’s investments may also go up or down due to factors that affect an individual issuer or a particular industry or sector, such as changes in production costs and competitive conditions within an industry. Individual stock prices tend to go up and down more dramatically than those of certain other types of investments, such as bonds. During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by the Fund will rise in value.
Money Market Fund Risk. Although the Fund seeks to preserve the value of your investment at $1.00 per share, you may lose money by investing in the Fund. The share price of money market funds can fall below the $1.00 share price. You should not rely on or expect the Fund’s adviser or its affiliates to enter into support agreements or take other actions to maintain the Fund’s $1.00 share price. The credit quality of the Fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the Fund’s share price. The Fund’s share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. To the extent the Fund holds cash or cash equivalents rather than securities in which it primarily invests or uses to manage risk, the Fund may not achieve its investment objectives and may underperform. Furthermore, amendments to money market fund regulations could impact the Fund’s operations and possibly negatively impact its return.
Municipal Securities Risk. The risk of a municipal obligation generally depends on the financial and credit status of the issuer. Constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives, and the issuer’s regional economic conditions may affect the municipal security’s value, interest payments, repayment of principal and the Fund’s ability to sell the security. Municipal obligations may be more susceptible to downgrades or defaults during recessions or similar periods of economic stress. Municipal securities structured as revenue bonds are generally not backed by the taxing power of the issuing municipality but rather the revenue from the particular project or entity for which the bonds were issued. If the Internal Revenue Service determines that an issuer of a municipal security has not complied with applicable tax requirements, interest from the security could be treated as taxable, which could result in a decline in the security’s value. In addition, there could be changes in applicable tax laws or tax treatments that reduce or eliminate the current federal income tax exemption on municipal securities or
20                                  Short-Term Investment Trust

otherwise adversely affect the current federal or state tax status of municipal securities.
U.S. Government Obligations Risk. Obligations of U.S. Government agencies and authorities receive varying levels of support and may not be backed by the full faith and credit of the U.S. Government, which could affect the Fund’s ability to recover should they default. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so.
Variable-Rate Demand Notes Risk. The absence of an active secondary market for certain variable and floating rate notes could make it difficult to dispose of these instruments, and a portfolio could suffer a loss if the issuer defaults during periods in which a portfolio is not entitled to exercise its demand rights.
Yield Risk. The Fund’s yield will vary as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in other securities. When interest rates are very low, the Fund’s expenses could absorb all or a portion of the Fund’s income and yield. Additionally, inflation may outpace and diminish investment returns over time.
Portfolio Holdings
Information concerning the Funds' portfolio holdings as well as their dollar-weighted average portfolio maturity and dollar-weighted average life to maturity as of the last business day of the preceding month will be posted on their Web site no later than five business days after the end of the month and remain posted on the Web site for six months thereafter.
A description of Fund policies and procedures with respect to the disclosure of Fund portfolio holdings is available in the SAI, which is available at www.invesco.com/us.

Fund Management

The Adviser(s)
Invesco serves as each Fund’s investment adviser. The Adviser manages the investment operations of each Fund as well as other investment portfolios that encompass a broad range of investment objectives, and has agreed to perform or arrange for the performance of each Fund’s day-to-day management. The Adviser is located at 1555 Peachtree Street, N.E., Atlanta, Georgia 30309. The Adviser, as successor in interest to multiple investment advisers, has been an investment adviser since 1976.
Adviser Compensation
During the fiscal year ended August 31, 2015, the Adviser received compensation of 0.12% of Liquid Assets Portfolio’s average daily net assets, after fee waiver and/or expense reimbursement.
During the fiscal year ended August 31, 2015, the Adviser received compensation of 0.03% of STIC Prime Portfolio’s average daily net assets, after fee waiver and/or expense reimbursement.
During the fiscal year ended August 31, 2015, the Adviser received compensation of 0.04% of Treasury Portfolio’s average daily net assets, after fee waiver and/or expense reimbursement.
During the fiscal year ended August 31, 2015, the Adviser received compensation of 0.05% of Government & Agency Portfolio’s average daily net assets, after fee waiver and/or expense reimbursement.
During the fiscal year ended August 31, 2015, the Adviser did not receive any compensation from Government TaxAdvantage Portfolio, after fee waiver and/or expense reimbursement.
During the fiscal year ended August 31, 2015, the Adviser did not receive any compensation from Tax-Free Cash Reserve Portfolio, after fee waiver and/or expense reimbursement.
The Adviser, Invesco Distributors, or one of their affiliates may, from time to time, at their expense out of their own financial resources make cash payments to financial intermediaries for marketing support and/or administrative support. These marketing support payments and administrative support payments are in addition to the payments by the
Funds described in this prospectus. Because they are not paid by the Funds, these marketing support payments and administrative support payments will not change the price paid by investors for the purchase of the Funds’ shares or the amount that a Fund will receive as proceeds from such sales. In certain cases these cash payments could be significant to the financial intermediaries. These cash payments may also create an incentive for a financial intermediary to recommend or sell shares of the Funds to its customers. Please contact your financial intermediary for details about any payments they or their firm may receive in connection with the sale of shares of the Funds or the provision of services to the Funds. Also, please see the Funds’ SAI for more information about these types of payments.
A discussion regarding the basis for the Board’s approval of the investment advisory agreement and investment sub-advisory agreements of each Fund is available in each Fund’s most recent annual report to shareholders for the twelve-month period ended August 31.

Other Information

Dividends and Distributions
Liquid Assets Portfolio expects, based on its investment objective and strategies, that its dividends and distributions, if any, will consist primarily of ordinary income.
STIC Prime Portfolio expects, based on its investment objective and strategies, that its dividends and distributions, if any, will consist primarily of ordinary income.
Treasury Portfolio expects, based on its investment objective and strategies, that its dividends and distributions, if any, will consist primarily of ordinary income.
Government & Agency Portfolio expects, based on its investment objective and strategies, that its dividends and distributions, if any, will consist primarily of ordinary income.
Government TaxAdvantage Portfolio expects, based on its investment objective and strategies, that its dividends and distributions, if any, will consist primarily of ordinary income.
Tax-Free Cash Reserve Portfolio expects, based on its investment objective and strategies, that its dividends and distributions, if any, will consist primarily of tax-exempt income.
Dividends
Liquid Assets Portfolio generally declares dividends, if any, daily and pays them monthly.
STIC Prime Portfolio generally declares dividends, if any, daily and pays them monthly.
Treasury Portfolio generally declares dividends, if any, daily and pays them monthly.
Government & Agency Portfolio generally declares dividends, if any, daily and pays them monthly.
Government TaxAdvantage Portfolio generally declares dividends, if any, daily and pays them monthly.
Tax-Free Cash Reserve Portfolio generally declares dividends, if any, daily and pays them monthly.
Dividends are paid on settled shares of the Liquid Assets Portfolio, Treasury Portfolio, Government & Agency Portfolio and STIC Prime Portfolio as of 5:30 p.m. Eastern Time, and of the Government TaxAdvantage Portfolio and Tax-Free Cash Reserve Portfolio as of 3:30 p.m. Eastern Time (“Settlement Time”). If a Fund closes early on a business day, such Fund will pay dividends on settled shares at such earlier closing time. Generally, shareholders whose purchase orders have been accepted by the Funds prior to the respective Fund’s Settlement Time, or an earlier close time on any day that a Fund closes early, are eligible to receive dividends on that business day. The dividend declared on any day preceding a non-business day or days of a Fund will include the net income accrued on such non-business day or days. Dividends and distributions are reinvested in the form of additional full and fractional shares at net asset value unless the
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shareholder has elected to have such dividends and distributions paid in cash. See “Pricing of Shares – Timing of Orders” for a description of the Fund’s business days.
Capital Gains Distributions
Liquid Assets Portfolio generally distributes net realized capital gains (including net short-term capital gains), if any, at least annually. The Fund does not expect to realize any long-term capital gains and losses.
STIC Prime Portfolio generally distributes net realized capital gains (including net short-term capital gains), if any, at least annually. The Fund does not expect to realize any long-term capital gains and losses.
Treasury Portfolio generally distributes net realized capital gains (including net short-term capital gains), if any, at least annually. The Fund does not expect to realize any long-term capital gains and losses.
Government & Agency Portfolio generally distributes net realized capital gains (including net short-term capital gains), if any, at least annually. The Fund does not expect to realize any long-term capital gains and losses.
Government TaxAdvantage Portfolio generally distributes net realized capital gains (including net short-term capital gains), if any, at least annually. The Fund does not expect to realize any long-term capital gains and losses.
Tax-Free Cash Reserve Portfolio generally distributes net realized capital gains (including net short-term capital gains), if any, at least annually. The Fund does not expect to realize any long-term capital gains and losses.
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Financial Highlights
The financial highlights table is intended to help you understand each Fund’s financial performance of the Cash Management Class shares. Certain information reflects financial results for a single Fund share.
The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions).
This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with a Fund’s financial statements, is included in each Fund’s annual report, which is available upon request.
Cash Management Class
	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income to average net assets
Liquid Assets Portfolio
Year ended 08/31/15	$1.00	$0.00	$ 0.00	$0.00	$(0.00)	$ —	$(0.00)	$1.00	0.02%	$ 458,001	0.20% (c)	0.27% (c)	0.02% (c)
Year ended 08/31/14	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.02	684,446	0.19	0.27	0.02
Year ended 08/31/13	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.05	744,301	0.21	0.27	0.05
Year ended 08/31/12	1.00	0.00	(0.00)	0.00	(0.00)	—	(0.00)	1.00	0.07	785,901	0.22	0.28	0.07
Year ended 08/31/11	1.00	0.00	(0.00)	0.00	(0.00)	—	(0.00)	1.00	0.08	1,567,468	0.21	0.27	0.08

STIC Prime Portfolio
Year ended 08/31/15	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.04	483,595	0.07 (c)	0.29 (c)	0.10 (c)
Year ended 08/31/14	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.08	453,771	0.06	0.29	0.08
Year ended 08/31/13	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.06	451,190	0.11	0.29	0.08
Year ended 08/31/12	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.07	358,387	0.15	0.30	0.05
Year ended 08/31/11	1.00	0.00	—	0.00	(0.00)	—	(0.00)	1.00	0.04	451,634	0.20	0.29	0.04

Treasury Portfolio
Year ended 08/31/15	1.00	0.00	(0.00)	0.00	(0.00)	—	(0.00)	1.00	0.01	5,304,331	0.06 (c)	0.27 (c)	0.02 (c)
Year ended 08/31/14	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.01	7,597,812	0.04	0.27	0.02
Year ended 08/31/13	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.02	6,226,819	0.09	0.28	0.02
Year ended 08/31/12	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.03	4,929,501	0.08	0.28	0.02
Year ended 08/31/11	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.02	6,379,706	0.12	0.28	0.02

Government & Agency Portfolio
Year ended 08/31/15	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.02	222,853	0.08 (c)	0.23 (c)	0.02 (c)
Year ended 08/31/14	1.00	0.00	—	0.00	(0.00)	—	(0.00)	1.00	0.02	469,858	0.06	0.23	0.02
Year ended 08/31/13	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.03	635,001	0.11	0.24	0.02
Year ended 08/31/12	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.02	673,598	0.10	0.23	0.03
Year ended 08/31/11	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.02	1,674,548	0.14	0.23	0.02

Government TaxAdvantage Portfolio
Year ended 08/31/15	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.02	45,026	0.00 (c)	0.43 (c)	0.08 (c)
Year ended 08/31/14	1.00	0.00	(0.00)	0.00	(0.00)	—	(0.00)	1.00	0.04	48,104	0.02	0.39	0.03
Year ended 08/31/13	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.03	31,553	0.06	0.30	0.03
Year ended 08/31/12	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.03	33,449	0.07	0.32	0.02
Year ended 08/31/11	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.03	39,369	0.11	0.36	0.03

Tax-Free Cash Reserve Portfolio
Year ended 08/31/15	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.01	51,018	0.03 (c)	0.41 (c)	0.04 (c)
Year ended 08/31/14	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.05	60,722	0.04	0.40	0.04
Year ended 08/31/13	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.06	107,926	0.10	0.40	0.06
Year ended 08/31/12	1.00	0.00	—	0.00	(0.00)	—	(0.00)	1.00	0.06	76,483	0.13	0.40	0.06
Year ended 08/31/11	1.00	0.00	(0.00)	0.00	(0.00)	—	(0.00)	1.00	0.02	106,336	0.26	0.39	0.03

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(c)	Ratios are based on average daily net assets (000’s omitted) of $530,042, $457,941, $6,890,829, $640,444, $31,209 and $60,143 for Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio, Government TaxAdvantage Portfolio and Tax-Free Cash Reserve Portfolio, respectively.
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Hypothetical Investment and Expense Information

In connection with the final settlement reached between Invesco and certain of its affiliates with certain regulators, including the New York Attorney General’s Office, the SEC and the Colorado Attorney General’s Office (the settlement) arising out of certain market timing and unfair pricing allegations made against Invesco and certain of its affiliates, Invesco and certain of its affiliates agreed, among other things, to disclose certain hypothetical information regarding investment and expense information to Fund shareholders. The chart below is intended to reflect the annual and cumulative impact of the Fund’s expenses, including investment advisory fees and other Fund costs, on the Fund’s returns over a 10-year period. The example reflects the following:
■	You invest $10,000 in the Fund and hold it for the entire 10-year period;
■	Your investment has a 5% return before expenses each year; and
■	Each Portfolio’s current annual expense ratio includes any applicable contractual fee waiver or expense reimbursement for the period committed.
There is no assurance that the annual expense ratio will be the expense ratio for the Funds’ classes for any of the years shown. This is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios; your actual returns and expenses are likely to differ (higher or lower) from those shown below.
Liquid Assets Portfolio — Cash Management Class	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	0.22%	0.27%	0.27%	0.27%	0.27%	0.27%	0.27%	0.27%	0.27%	0.27%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	4.78%	9.74%	14.93%	20.36%	26.06%	32.02%	38.26%	44.80%	51.65%	58.82%
End of Year Balance	$10,478.00	$10,973.61	$11,492.66	$12,036.26	$12,605.58	$13,201.82	$13,826.27	$14,480.25	$15,165.17	$15,882.48
Estimated Annual Expenses	$ 22.53	$ 28.96	$ 30.33	$ 31.76	$ 33.27	$ 34.84	$ 36.49	$ 38.21	$ 40.02	$ 41.91

STIC Prime Portfolio — Cash Management Class	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	0.22%	0.29%	0.29%	0.29%	0.29%	0.29%	0.29%	0.29%	0.29%	0.29%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	4.78%	9.72%	14.88%	20.29%	25.96%	31.89%	38.10%	44.61%	51.42%	58.55%
End of Year Balance	$10,478.00	$10,971.51	$11,488.27	$12,029.37	$12,595.95	$13,189.22	$13,810.43	$14,460.91	$15,142.01	$15,855.20
Estimated Annual Expenses	$ 22.53	$ 31.10	$ 32.57	$ 34.10	$ 35.71	$ 37.39	$ 39.15	$ 40.99	$ 42.92	$ 44.95

Treasury Portfolio — Cash Management Class	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	0.22%	0.27%	0.27%	0.27%	0.27%	0.27%	0.27%	0.27%	0.27%	0.27%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	4.78%	9.74%	14.93%	20.36%	26.06%	32.02%	38.26%	44.80%	51.65%	58.82%
End of Year Balance	$10,478.00	$10,973.61	$11,492.66	$12,036.26	$12,605.58	$13,201.82	$13,826.27	$14,480.25	$15,165.17	$15,882.48
Estimated Annual Expenses	$ 22.53	$ 28.96	$ 30.33	$ 31.76	$ 33.27	$ 34.84	$ 36.49	$ 38.21	$ 40.02	$ 41.91

Government & Agency Portfolio — Cash Management Class	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	0.21%	0.23%	0.23%	0.23%	0.23%	0.23%	0.23%	0.23%	0.23%	0.23%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	4.79%	9.79%	15.03%	20.51%	26.26%	32.28%	38.59%	45.20%	52.13%	59.39%
End of Year Balance	$10,479.00	$10,978.85	$11,502.54	$12,051.21	$12,626.05	$13,228.32	$13,859.31	$14,520.40	$15,213.02	$15,938.68
Estimated Annual Expenses	$ 21.50	$ 24.68	$ 25.85	$ 27.09	$ 28.38	$ 29.73	$ 31.15	$ 32.64	$ 34.19	$ 35.82

Government TaxAdvantage Portfolio — Cash Management Class	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	0.22%	0.43%	0.43%	0.43%	0.43%	0.43%	0.43%	0.43%	0.43%	0.43%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	4.78%	9.57%	14.58%	19.81%	25.29%	31.01%	37.00%	43.26%	49.81%	56.65%
End of Year Balance	$10,478.00	$10,956.84	$11,457.57	$11,981.18	$12,528.72	$13,101.29	$13,700.01	$14,326.11	$14,980.81	$15,665.43
Estimated Annual Expenses	$ 22.53	$ 46.08	$ 48.19	$ 50.39	$ 52.70	$ 55.10	$ 57.62	$ 60.26	$ 63.01	$ 65.89

Tax-Free Cash Reserve Portfolio — Cash Management Class	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	0.33%	0.41%	0.41%	0.41%	0.41%	0.41%	0.41%	0.41%	0.41%	0.41%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	4.67%	9.47%	14.50%	19.75%	25.25%	31.00%	37.01%	43.30%	49.88%	56.76%
End of Year Balance	$10,467.00	$10,947.44	$11,449.92	$11,975.47	$12,525.15	$13,100.05	$13,701.35	$14,330.24	$14,987.99	$15,675.94
Estimated Annual Expenses	$ 33.77	$ 43.90	$ 45.91	$ 48.02	$ 50.23	$ 52.53	$ 54.94	$ 57.46	$ 60.10	$ 62.86

1	Your actual expenses may be higher or lower than those shown.
24                                  Short-Term Investment Trust

Shareholder Account Information
Each Fund consists of seven classes of shares that share a common investment objective and portfolio of investments. The seven classes differ only with respect to distribution arrangements and any applicable associated Rule 12b-1 fees and expenses.
Distribution and Service (12b-1) Fees
Each Fund has adopted a 12b-1 plan with respect to each class other than the Institutional Class that allows each Fund to pay distribution and service fees to Invesco Distributors, Inc. (the distributor) for the sale and distribution of its shares and fees for services provided to investors. Because each Fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.
Purchasing Shares

Minimum Investments Per Fund Account
The minimum investments for Cash Management Class accounts are as follows:
Class	Initial Investments*	Additional Investments
Cash Management Class	$1 million	No minimum

*	An intermediary may aggregate its master accounts and subaccounts to satisfy the minimum investment requirement.
How to Purchase Shares
Liquid Assets Portfolio, Treasury Portfolio, Government & Agency Portfolio and STIC Prime Portfolio
For Liquid Assets Portfolio, Treasury Portfolio, Government & Agency Portfolio and STIC Prime Portfolio, you may purchase shares using one of the options below. Unless a Fund closes early on a business day, the Funds’ transfer agent will generally accept any purchase order placed until 5:00 p.m. Eastern Time on a business day and may accept a purchase order placed until 5:30 p.m. Eastern Time on a business day. If you wish to place an order between 5:00 p.m. and 5:30 p.m. Eastern Time on a business day, you must place such order by telephone; however, the Funds’ transfer agent reserves the right to reject or limit the amount of orders placed during this time. If a Fund closes early on a business day, the Funds’ transfer agent must receive your purchase order prior to such closing time. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, federal law requires that the Funds verify and record your identifying information.
Government TaxAdvantage Portfolio
You may purchase shares using one of the options below. Unless the Fund closes early on a business day, the Funds’ transfer agent will generally accept any purchase order placed until 3:00 p.m. Eastern Time on a business day and may accept a purchase order placed until 3:30 p.m. Eastern Time on a business day. If you wish to place an order between 3:00 p.m. and 3:30 p.m. Eastern Time on a business day, you must place such order by telephone; however, the Funds’ transfer agent reserves the right to reject or limit the amount of orders placed during this time. If the Fund closes early on a business day, the Funds’ transfer agent must receive your purchase order prior to such closing time. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, federal law requires that the Fund verify and record your identifying information.
Tax-Free Cash Reserve Portfolio
You may purchase shares using one of the options below. Unless the Fund closes early on a business day, the Funds’ transfer agent will generally accept any purchase order placed until 3:00 p.m. Eastern Time on a business day and may accept a purchase order placed until 3:30 p.m. Eastern Time on a business day. If you wish to place an order between 3:00 p.m. and 3:30 p.m. Eastern Time on a business day, you must place such order by telephone; or send your request by a pre-arranged Liquidity Link data transmission however, the Funds’ transfer agent reserves the right to reject or limit the amount of orders placed during this time. If the Fund closes early on a business day, the Funds’ transfer agent must receive your purchase order prior to such closing time. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, federal law requires that the Fund verify and record your identifying information.
Purchase Options
	Opening An Account	Adding To An Account
Through a Financial Intermediary	Contact your financial intermediary	Same
The financial intermediary should forward your completed account application to the Funds’ transfer agent,
Invesco Investment Services, Inc. P.O. Box 219286 Kansas City, MO 64121-9286
The financial intermediary should call the Funds’ transfer agent at (800) 659-1005 to receive an account number.
The intermediary should use the following wire instructions:
The Bank of New York ABA/Routing #: 021000018 DDA: 8900118377 Invesco Investment Services, Inc.
For Further Credit to Your Account #
If you do not know your account # or settle on behalf of multiple accounts, please contact the Funds’ transfer agent for assistance.
By Telephone	Open your account as described above.	Call the Funds’ transfer agent at (800) 659-1005 and wire payment for your purchase order in accordance with the wire instructions noted above.
By Liquidity Link	Open your account as described above.	Complete a Liquidity Link Agreement. Mail the application and agreement to the Funds’ transfer agent. Once your request for this option has been processed, you may place your order via Liquidity Link.

Automatic Dividend and Distribution Investment
All of your dividends and distributions may be paid in cash or reinvested in the same Fund at net asset value. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the same Fund in the form of full and fractional shares at net asset value.
Redeeming Shares
Redemption Fees
Your broker or financial intermediary may charge service fees for handling redemption transactions.
A-1                                  The Invesco Funds
MCF – 12/15

How to Redeem Shares
For Liquid Assets Portfolio, Treasury Portfolio, Government & Agency Portfolio and STIC Prime Portfolio
Through a Financial Intermediary	If placing a redemption request through your financial intermediary, redemption proceeds will be transmitted electronically to your pre-authorized bank account. The Funds’ transfer agent must receive your financial intermediary’s instructions before 5:30 p.m. Eastern Time on a business day in order to effect the redemption on that day. If the financial intermediary wishes to place a redemption order between 5:00 p.m. Eastern Time and 5:30 p.m. Eastern Time on a business day it must do so by telephone.
By Telephone	If placing a redemption request by telephone, you or any person authorized to make account transactions, must call the Funds’ transfer agent before 5:30 p.m. Eastern Time on a business day to effect the redemption transaction on that day.
By Liquidity Link	If placing a redemption request through Liquidity Link, the Funds’ transfer agent must receive your redemption request before 5:00 p.m. Eastern Time on a business day to effect the transaction on that day.

Government TaxAdvantage Portfolio
Through a Financial Intermediary	If placing a redemption request through your financial intermediary, redemption proceeds will be transmitted electronically to your pre-authorized bank account. The Funds’ transfer agent must receive your financial intermediary’s instructions before 3:30 p.m. Eastern Time on a business day in order to effect the redemption on that day. If the financial intermediary wishes to place a redemption order between 3:00 p.m. Eastern Time and 3:30 p.m. Eastern Time on a business day it must do so by telephone.
By Telephone	If placing a redemption request by telephone, you or any person authorized to make account transactions, must call the Funds’ transfer agent before 3:30 p.m. Eastern Time on a business day to effect the redemption transaction on that day.
By Liquidity Link	If placing a redemption request through Liquidity Link, the Funds’ transfer agent must receive your redemption request before 3:00 p.m. Eastern Time on a business day to effect the transaction on that day.

Tax-Free Cash Reserve Portfolio
Through a Financial Intermediary	Contact your financial intermediary. Redemption proceeds will be transmitted electronically to your pre-authorized bank account. The Funds’ transfer agent must receive your financial intermediary’s instructions before 3:30 p.m. Eastern Time in order to effect the redemption at that day’s closing price.
By Telephone	A person who has been authorized to make transactions in the account application may make redemptions by telephone. You must call the Funds’ transfer agent before 3:30 p.m. Eastern Time in order to effect the redemption at that day’s closing price.
By Liquidity Link	If you place your redemption request via Liquidity Link, the Funds’ transfer agent must generally receive your redemption request before 12:30 p.m. Eastern Time in order to effect the redemption at that day’s closing price. Redemption orders of shares placed between 12:30 and 3:30 p.m. Eastern Time must be transmitted by telephone or a pre-arranged data transmission.

Payment of Redemption Proceeds
All redemption orders are processed at the net asset value next determined after the Funds’ transfer agent receives a redemption order.
Liquid Assets Portfolio, Treasury Portfolio, Government & Agency Portfolio and STIC Prime Portfolio
For Liquid Assets Portfolio, Treasury Portfolio, Government & Agency Portfolio and STIC Prime Portfolio, the Funds’ transfer agent will normally wire payment for redemptions received prior to 5:30 p.m. Eastern Time on the business day received, and in any event no more than seven days, after your redemption request is received in good order. However, depending on such factors as market liquidity and the size of the redemption, for a redemption request received by the Funds’ transfer agent between 5:00 p.m. Eastern Time and 5:30 p.m. Eastern Time, proceeds may not be wired until the next business day. If the Funds’ transfer agent receives a redemption request on a business day after 5:30 p.m. Eastern Time, the redemption will be effected at the net asset value of each Fund determined on the next business day, and the Funds’ transfer agent will normally wire redemption proceeds on such next business day, and in any event no more than seven days, after your redemption request is received in good order.
If a Fund exercises its discretion to close early on a business day, as described in the “Pricing of Shares—Timing of Orders” section of this prospectus, the Fund may not provide same day settlement of redemption orders.
Dividends payable up to the date of redemption on redeemed shares will normally be paid or reinvested on the next dividend payment date. However, if all of the shares in your account were redeemed from an individual account or from an aggregate account, you may request that the dividends payable up to the date of redemption accompany the proceeds of the redemption.
Government TaxAdvantage Portfolio
The Funds’ transfer agent will normally wire payment for redemptions received prior to 3:30 p.m. Eastern Time on the business day received, and in any event no more than seven days, after your redemption request is received in good order. However, depending on such factors as market liquidity and the size of the redemption, for a redemption request received by the Funds’ transfer agent between 3:00 p.m. Eastern Time and 3:30 p.m. Eastern Time, proceeds may not be wired until the next business day. If the Funds’ transfer agent receives a redemption request on a business day after 3:30 p.m. Eastern Time, the redemption will be effected at the net asset value of the Fund determined on the next business day, and the Funds’ transfer agent will normally wire redemption proceeds on such next business day, and in any event no more than seven days, after your redemption request is received in good order.
If the Fund exercises its discretion to close early on a business day, as described in the “Pricing of Shares—Timing of Orders” section of this prospectus, the Fund may not provide same day settlement of redemption orders.
Dividends payable up to the date of redemption on redeemed shares will normally be paid or reinvested on the next dividend payment date. However, if all of the shares in your account were redeemed from an individual account or from an aggregate account, you may request that the dividends payable up to the date of redemption accompany the proceeds of the redemption.
Tax-Free Cash Reserve Portfolio
The Funds’ transfer agent will normally wire payment for redemptions received prior to 3:30 p.m. Eastern Time on the business day received, and in any event no more than seven days, after your redemption request is received in good order. However, depending on such factors as market liquidity and the size of the redemption, for a redemption request received by the Funds’ transfer agent between 12:30 p.m. Eastern Time and 3:30 p.m. Eastern Time, proceeds may not be wired until the next business day. If the Funds’ transfer agent receives a redemption request on a business day after 3:30 p.m. Eastern Time, the redemption will be effected at the net asset value of the Fund determined on the next business day, and the Funds’ transfer agent will normally wire redemption proceeds on such next business day, and in any event no more than seven days, after your redemption request is received in good order.
If the Fund exercises its discretion to close early on a business day, as described in the “Pricing of Shares—Timing of Orders” section of this prospectus, the Fund may not provide same day settlement of redemption orders.
Dividends payable up to the date of redemption on redeemed shares will normally be paid or reinvested on the next dividend payment date. However, if all of the shares in your account were redeemed from an individual account or from an aggregate account, you may request that the
A-2                                  The Invesco Funds

dividends payable up to the date of redemption accompany the proceeds of the redemption.
Redemptions by Telephone
If you redeem by telephone, the Funds’ transfer agent will transmit the amount of the redemption proceeds electronically to your pre-authorized bank account. The Funds’ transfer agent uses reasonable procedures to confirm that instructions communicated by telephone are genuine, and the Funds and the Funds’ transfer agent are not liable for telephone instructions that are reasonably believed to be genuine.
Redemptions by Liquidity Link
If you redeem via Liquidity Link, the Funds’ transfer agent will transmit your redemption proceeds electronically to your pre-authorized bank account. The Funds and the Funds’ transfer agent are not liable for Liquidity Link instructions that are not genuine.
Suspension of Redemptions
In the event that the Fund, at the end of a business day, has invested less than 10% of its total assets in weekly liquid assets or the Fund’s price per share as computed for the purpose of distribution, redemption and repurchase, rounded to the nearest 1%, has deviated from the stable price established by the Fund’s Board of Trustees (“Board”) or the Board, including a majority of trustees who are not interested persons as defined in the 1940 Act, determines that such a deviation is likely to occur, and the board of trustees, including a majority of trustees who are not interested persons of the Fund, irrevocably has approved the liquidation of the Fund, the Fund’s board of trustees has the authority to suspend redemptions of Fund shares.
Redemptions by the Funds
If a Fund determines that you have not provided a correct Social Security or other tax identification number on your account application, or the Fund is not able to verify your identity as required by law, the Fund may, at its discretion, redeem the account and distribute the proceeds to you.
Rights Reserved by the Funds
Each Fund and its agent reserve the right at any time to:
■	reject or cancel all or any part of any purchase order;
■	modify any terms or conditions related to the purchase or redemption of shares of any Fund; or
■	suspend, change or withdraw all or any part of the offering made by this prospectus.
Pricing of Shares
Determination of Net Asset Value
Liquid Assets Portfolio, Treasury Portfolio, Government & Agency Portfolio and STIC Prime Portfolio
For Liquid Assets Portfolio, Treasury Portfolio, Government & Agency Portfolio and STIC Prime Portfolio, the price of each Fund’s shares is the Fund’s net asset value per share. Each Fund will generally determine the net asset value of its shares at 5:30 p.m. Eastern Time.
If a Fund closes early on a business day, as described below under “Pricing of Shares—Timing of Orders”, the Fund will calculate its net asset value as of the time of such closing.
Each Fund values portfolio securities on the basis of amortized cost, which approximates market value. This method of valuation is designed to enable a Fund to price its shares at $1.00 per share. The Funds cannot guarantee that their net asset value will always remain at $1.00 per share.
Government TaxAdvantage Portfolio and Tax-Free Cash Reserve Portfolio
The price of each Fund’s shares is the Fund’s net asset value per share. Each Fund will generally determine the net asset value of its shares at 3:30 p.m. Eastern Time.
If a Fund closes early on a business day, as described below under “Pricing of Shares—Timing of Orders”, the Fund will calculate its net asset value as of the time of such closing.
Each Fund values portfolio securities on the basis of amortized cost, which approximates market value. This method of valuation is designed to enable a Fund to price its shares at $1.00 per share. The Funds cannot guarantee their net asset value will always remain at $1.00 per share.
Timing of Orders
Each Fund opens for business at 8:30 a.m. Eastern Time. Each Fund prices purchase and redemption orders on each business day at the net asset value calculated after the Funds’ transfer agent receives an order in good form.
A business day is any day that (1) both the Federal Reserve Bank of New York and the Fund’s custodian are open for business and (2) the primary trading markets for the Fund’s portfolio instruments are open and the Fund’s management believes there is an adequate market to meet purchase and redemption requests. Each Fund is authorized not to open for trading on a day that is otherwise a business day if the Securities Industry and Financial Markets Association (SIFMA) recommends that government securities dealers not open for trading; any such day will not be considered a business day. Each Fund also may close early on a business day if the SIFMA recommends that government securities dealers close early.
If the financial intermediary through which you place purchase and redemption orders, in turn, places its orders to the Funds’ transfer agent through the NSCC, the Funds’ transfer agent may not receive those orders until the next business day after the order has been entered into the NSCC.
Each Fund may postpone the right of redemption under unusual circumstances, as allowed by the SEC, such as when the New York Stock Exchange restricts or suspends trading.
Thirty-minutes prior to the Funds’ net asset value determination, Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio, and Government TaxAdvantage Portfolio may, in their discretion, limit or refuse to accept purchase orders and may not provide same-day payment of redemption proceeds.
During the period between 12:30 p.m. Eastern Time and 3:30 p.m. Eastern Time, Tax-Free Cash Reserve Portfolio may, in its discretion, refuse to accept purchase orders and may not provide same-day settlement of redemption orders. On days that a Fund closes early, the Fund may, in its discretion, refuse to accept purchase orders and may not provide same day settlement of redemption orders for such purchases and redemption orders received by the Funds’ transfer agent (i) if the Fund closes after 12:30 p.m. Eastern Time, between 12:30 p.m. Eastern Time and the time the Fund closes, and (ii) if the Fund closes on or before 12:30 p.m. Eastern Time, during the thirty minute period prior to the Fund’s net asset value determination.
Frequent Purchases and Redemptions of Fund Shares
The Board of the Funds has not adopted any policies and procedures that would limit frequent purchases and redemptions of the Funds’ shares. The Board does not believe that it is appropriate to adopt any such policies and procedures for the following reasons:
■	Each Fund is offered to investors as a cash management vehicle; therefore, investors should be able to purchase and redeem shares regularly and frequently.
■	One of the advantages of a money market fund as compared to other investment options is liquidity. Any policy that diminishes the liquidity of a Fund will be detrimental to the continuing operations of the Fund.
■	Each Fund’s portfolio securities are valued on the basis of amortized cost, and the Funds seek to maintain a constant net asset value. As a result, the Funds are not subject to price arbitrage opportunities.
A-3                                  The Invesco Funds

■	Because each Fund seeks to maintain a constant net asset value, investors are more likely to expect to receive the amount they originally invested in the Funds upon redemption than other mutual funds. Imposition of redemption fees would run contrary to investor expectations.
The Board considered the risks of not having a specific policy that limits frequent purchases and redemptions, and it determined that those risks are minimal, especially in light of the reasons for not having such a policy as described above. Nonetheless, to the extent that each Fund must maintain additional cash and/or securities with shorter-term durations than may otherwise be required, the Fund’s yield could be negatively impacted. Moreover, excessive trading activity in the Fund’s shares may cause the Fund to incur increased brokerage and administrative costs.
Each Fund and its agent reserve the right at any time to reject or cancel any part of any purchase order. This could occur if each Fund determines that such purchase may disrupt the Fund’s operation or performance.
Taxes
A Fund intends to qualify each year as a regulated investment company and, as such, is not subject to entity-level tax on the income and gain it distributes to shareholders. If you are a taxable investor, dividends and distributions you receive from a Fund generally are taxable to you whether you reinvest distributions in additional Fund shares or take them in cash. Every year, you will be sent information showing the amount of dividends and distributions you received from a Fund during the prior calendar year. In addition, investors in taxable accounts should be aware of the following basic tax points as supplemented below where relevant:
Fund Tax Basics
■	A Fund earns income generally in the form of interest on its investments. This income, less expenses incurred in the operation of a Fund, constitutes the Fund’s net investment income from which dividends may be paid to you. If you are a taxable investor, distributions of net investment income generally are taxable to you as ordinary income.
■	Distributions of net short-term capital gains are taxable to you as ordinary income. Because a Fund is a money market fund, it does not anticipate realizing any long-term capital gains.
■	None of the dividends paid by a Fund will qualify as qualified dividend income subject to reduced rates of taxation in the case of non-corporate shareholders.
■	Distributions declared to shareholders with a record date in December—if paid to you by the end of January—are taxable for federal income tax purposes as if received in December.
■	Any capital gains realized from redemptions of Fund shares will be subject to federal income tax. For tax purposes, an exchange of your shares for shares of another Fund is the same as a sale. An exchange occurs when the purchase of shares of a Fund is made using the proceeds from a redemption of shares of another Fund and is effectuated on the same day as the redemption. Because a Fund expects to maintain a stable net asset value of $1.00 per share, investors should not have any gain or loss on sale or exchange of Fund shares.
■	By law, if you do not provide a Fund with your proper taxpayer identification number and certain required certifications, you may be subject to backup withholding on any distributions of income, capital gains, or proceeds from the sale of your shares. A Fund also must withhold if the Internal Revenue Service (IRS) instructs it to do so. When withholding is required, the amount will be 28% of any distributions or proceeds paid.
■	You will not be required to include the portion of dividends paid by a Fund derived from interest on U.S. government obligations in your gross income for purposes of personal and, in some cases, corporate income taxes in many state and local tax jurisdictions. The percentage of dividends that constitutes dividends derived from interest on federal obligations will be determined annually. This percentage may differ from the actual percentage of interest received by the Fund on federal obligations for the particular days on which you hold shares.
■	An additional 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends and capital gain distributions received from a Fund and net gains from redemptions or other taxable dispositions of Fund shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds a threshold amount. This Medicare tax, if applicable, is reported by you on, and paid with, your federal income tax return.
■	Fund distributions generally are subject to state and local income taxes.
■	Foreign investors should be aware that U.S. withholding, special certification requirements to avoid U.S. backup withholding and claim any treaty benefits and estate taxes may apply to an investment in a Fund.
■	Under the Foreign Account Tax Compliance Act (FATCA), a Fund will be required to withhold a 30% tax on the following payments or distributions made by the Fund to certain foreign entities, referred to as foreign financial institutions or non-financial foreign entities, that fail to comply (or be deemed compliant) with extensive reporting and withholding requirements designed to inform the U.S. Department of the Treasury of U.S.-owned foreign investment accounts: (a) income dividends and (b) after December 31, 2018, certain capital gain distributions, return of capital distributions and the proceeds arising from the sale of Fund shares. A Fund may disclose the information that it receives from its shareholders to the IRS, non-U.S. taxing authorities or other parties as necessary to comply with FATCA or similar laws. Withholding also may be required if a foreign entity that is a shareholder of a Fund fails to provide the Fund with appropriate certifications or other documentation concerning its status under FATCA.
The above discussion concerning the taxability of Fund dividends and distributions and of redemptions and exchanges of Fund shares is inapplicable to investors that generally are exempt from federal income tax, such as retirement plans that are qualified under Section 401 and 403 of the Code and individual retirement accounts (IRAs) and Roth IRAs.
Tax-Free Cash Reserve Portfolio
■	You will not be required to include the “exempt-interest” portion of dividends paid by the Fund in either your gross income for federal income tax purposes or your net investment income subject to the additional 3.8% Medicare tax. You will be required to report the receipt of exempt-interest dividends and other tax-exempt interest on your federal income tax returns. The percentage of dividends that constitutes exempt-interest dividends will be determined annually. This percentage may differ from the actual percentage of exempt interest received by the Fund for the particular days in which you hold shares.
■	A Fund may invest in municipal securities the interest on which constitutes an item of tax preference and could give rise to a federal alternative minimum tax liability for you, unless such municipal securities were issued in 2009 or 2010.
■	Exempt-interest dividends from interest earned on municipal securities of a state, or its political subdivisions, generally are exempt from that state’s personal income tax. Most states, however, do not grant tax-free treatment to interest from municipal securities of other states.
■	A Fund may invest a portion of its assets in securities that pay income that is not tax-exempt. To the extent that dividends paid by a Fund are derived from taxable investments or realized capital gains, they will be taxable as ordinary income or long-term capital gains.
■	A Fund may distribute to you any market discount and net short-term capital gains from the sale of its portfolio securities. If you are a taxable investor, Fund distributions from this income are taxable to you as ordinary income, and generally will neither qualify for the dividends
A-4                                  The Invesco Funds

received deduction in the case of corporate shareholders nor as qualified dividend income subject to reduced rates of taxation in the case of noncorporate shareholders.
■	Exempt-interest dividends from a Fund are taken into account when determining the taxable portion of your social security or railroad retirement benefits, may be subject to state and local income taxes, may affect the deductibility of interest on certain indebtedness, and may have other collateral federal income tax consequences for you.
■	There are risks that: (a) a security issued as tax-exempt may be reclassified by the IRS or a state tax authority as taxable and/or (b) future legislative, administrative or court actions could adversely impact the qualification of income from a tax-exempt security as tax-free. Such reclassifications or actions could cause interest from a security to become taxable, possibly retroactively, subjecting you to increased tax liability. In addition, such reclassifications or actions could cause the value of a security, and therefore, the value of the Fund’s shares, to decline.
This discussion of “Taxes” is for general information only and not tax advice. All investors should consult their own tax advisers as to the federal, state, local and foreign tax provisions applicable to them.
Important Notice Regarding Delivery of Security Holder Documents
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact the Funds’ transfer agent at 800-959-4246 or contact your financial institution. The Funds’ transfer agent will begin sending you individual copies for each account within thirty days after receiving your request.

A-5                                  The Invesco Funds

Obtaining Additional Information
More information may be obtained free of charge upon request. The SAI, a current version of which is on file with the SEC, contains more details about each Fund and is incorporated by reference into this prospectus (is legally a part of this prospectus). Annual and semi-annual reports to shareholders contain additional information about each Fund’s investments. Each Fund’s annual report also discusses the market conditions and investment strategies that significantly affected each Fund’s performance during its last fiscal year. Each Fund also files its complete schedule of portfolio holdings with the SEC for the 1st and 3rd quarters of each fiscal year on Form N-Q.
If you have questions about an Invesco Fund or your account, or you wish to obtain a free copy of the Fund’s current SAI, annual or semi-annual reports or Form N-Q, please contact us.
By Mail:	Invesco Investment Services, Inc. P.O. Box 219286 Kansas City, MO 64121-9286
By Telephone:	(800) 659-1005
On the Internet:	You can send us a request by e-mail or download prospectuses, SAIs, annual or semi-annual reports via our Web site: www.invesco.com/us
You can also review and obtain copies of each Fund’s SAI, annual or semi-annual reports, Forms N-Q and other information at the SEC’s Public Reference Room in Washington, DC; on the EDGAR database on the SEC’s Web site (http://www.sec.gov); or, after paying a duplicating fee, by sending a letter to the SEC’s Public Reference Section, Washington, DC 20549-1520 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-551-8090 for information about the Public Reference Room.
Liquid Assets Portfolio	Government & Agency Portfolio
STIC Prime Portfolio	Government TaxAdvantage Portfolio
Treasury Portfolio and SEC 1940 Act file number: 811-02729	Tax-Free Cash Reserve Portfolio

invesco.com/us	CM-STIT-PRO-3

Prospectus	December 18, 2015

Liquid Assets Portfolio (LPCXX)
STIC Prime Portfolio (SSCXX)
Treasury Portfolio (TYCXX)
Government & Agency Portfolio (AGCXX)
Government TaxAdvantage Portfolio (TACXX)
Tax-Free Cash Reserve Portfolio (TFOXX)
Corporate Classes
Liquid Assets Portfolio’s investment objective is to provide current income consistent with preservation of capital and liquidity.
STIC Prime Portfolio’s investment objective is to provide current income consistent with preservation of capital and liquidity.
Treasury Portfolio’s investment objective is to provide current income consistent with preservation of capital and liquidity.
Government & Agency Portfolio’s investment objective is to provide current income consistent with preservation of capital and liquidity.
Government TaxAdvantage Portfolio’s investment objective is to provide current income consistent with preservation of capital and liquidity.
Tax-Free Cash Reserve Portfolio’s investment objective is to provide tax-exempt income consistent with preservation of capital and liquidity.
As with all other mutual fund securities, the U.S. Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.
You could lose money by investing in each Fund. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in each Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Each Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. Investments in each Fund are not guaranteed by a bank and investment is not a bank deposit.

                                  Short-Term Investment Trust

Fund Summaries

Liquid Assets Portfolio
Investment Objective(s)
The Fund’s investment objective is to provide current income consistent with preservation of capital and liquidity.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Class:	Corporate
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class:	Corporate
Management Fees	0.15%

Distribution and/or Service (12b-1) Fees	0.03

Other Expenses	0.02

Total Annual Fund Operating Expenses	0.20

Fee Waiver and/or Expense Reimbursement[1]	0.03

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.17

1	Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed in the SAI) of Corporate Class shares to 0.17% of the Fund's average daily net assets. Unless Invesco continues the fee waiver agreement, it will terminate on December 31, 2016. The fee waiver agreement cannot be terminated during its term.
Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain equal to the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement in the first year and the Total Annual Fund Operating Expenses thereafter. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
	1 Year	3 Years	5 Years	10 Years
Corporate	$17	$61	$110	$252

Principal Investment Strategies of the Fund
The Fund invests primarily in high-quality U.S. dollar-denominated short-term debt obligations, including: (i) securities issued by the U.S. Government or its agencies; (ii) certificates of deposit and time deposits from U.S. or foreign banks; (iii) repurchase agreements; (iv) commercial paper; and (v) municipal securities.
The Fund may engage in repurchase agreement transactions that are collateralized by cash or government securities. In addition, it may engage in repurchase agreement transactions that are collateralized by nongovernment securities such as equity securities and fixed income securities that are rated investment grade and below investment grade by nationally recognized statistical rating organizations or unrated securities of comparable quality. The Fund considers repurchase agreements with the Federal Reserve Bank of New York to be U.S. Government securities for purposes of the Fund’s investment policies.
The Fund will limit investments to those securities that are Eligible Securities as defined by applicable regulations at the time of purchase.
The Fund is a money market fund that seeks to maintain a stable price of $1.00 per share by using the amortized cost method to value portfolio securities and rounding the share value to the nearest cent. The Fund invests in conformity with Security and Exchange Commission (SEC) rules and regulation requirements for money market funds for the quality, maturity, diversification and liquidity of investments. The Fund invests only in U.S. dollar denominated securities maturing within 397 days of the date of purchase, with certain exceptions permitted by applicable regulations. The Fund maintains a dollar-weighted average portfolio maturity of no more than 60 days, and a dollar-weighted average portfolio maturity as determined without exceptions regarding certain interest rate adjustments under Rule 2a-7 under the Investment Company Act of 1940, as amended (Rule 2a-7), of no more than 120 days. Each investment must be determined to present minimal credit risks by Invesco Advisers, Inc. (Invesco or the Adviser) pursuant to guidelines approved by the Fund’s Board of Trustees (the Board), and must be an Eligible Security.
The Fund may invest up to 50% of its total assets in U.S. dollar-denominated foreign securities. Some of the Fund’s investments, although U.S. dollar-denominated, may be subject to foreign credit exposure.
The Fund may also invest in daily and weekly variable-rate demand notes.
In selecting securities for the Fund’s portfolio, the portfolio managers focus on securities that offer safety, liquidity, and a competitive yield. The Adviser conducts a credit analysis of each potential issuer prior to the purchase of its securities.
The portfolio managers normally hold portfolio securities to maturity, but may sell a security when they deem it advisable, such as when market or credit factors materially change.
Principal Risks of Investing in the Fund
As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, you may lose money by investing in the Fund. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:
Banking and Financial Services Industry Focus Risk. From time to time, the Fund may invest more than 25% of its assets in unsecured bank instruments, including but not limited to certificates of deposit and time deposits, or securities that may have guarantees or credit and liquidity enhancements provided by banks, insurance companies or other financial institutions. To the extent the Fund focuses its investments in these instruments or securities, the Fund’s performance will depend on the overall condition of those industries and the individual banks and financial institutions in which the Fund invests (directly or indirectly), the supply of short-term financing, changes in government regulation, changes in interest rates, and economic downturns in the United States and abroad.
Debt Securities Risk. The prices of debt securities held by the Fund will be affected by changes in interest rates, the creditworthiness of the issuer and other factors. An increase in prevailing interest rates typically causes the value of existing debt securities to fall and often has a greater impact on longer-duration debt securities and higher quality debt securities. Falling interest rates will cause the Fund to reinvest the proceeds of debt securities that have been repaid by the issuer at lower interest rates. Falling interest
1                                  Short-Term Investment Trust

rates may also reduce the Fund’s distributable income because interest payments on floating rate debt instruments held by the Fund will decline. The Fund could lose money on investments in debt securities if the issuer or borrower fails to meet its obligations to make interest payments and/or to repay principal in a timely manner. Changes in an issuer’s financial strength, the market’s perception of such strength or in the credit rating of the issuer or the security may affect the value of debt securities. The Adviser’s credit analysis may fail to anticipate such changes, which could result in buying a debt security at an inopportune time or failing to sell a debt security in advance of a price decline or other credit event.
Foreign Securities and Credit Exposure Risk. U.S. dollar-denominated securities carrying foreign credit exposure may be affected by unfavorable political, economic or governmental developments that could affect payments of principal and interest. Furthermore, the Fund's foreign investments may be adversely affected by political and social instability, changes in economic or taxation policies, difficulty in enforcing obligations, decreased liquidity or increased volatility. Foreign investments also involve the risk of the possible seizure, nationalization or expropriation of the issuer or foreign deposits (in which the Fund could lose its entire investments in a certain market) and the possible adoption of foreign governmental restrictions such as exchange controls.
Liquidity Risk. The Fund may be unable to sell illiquid investments at the time or price it desires and, as a result, could lose its entire investment in such investments. Liquid securities can become illiquid during periods of market stress. If a significant amount of the Fund’s securities become illiquid, the Fund may not be able to timely pay redemption proceeds and may need to sell securities at significantly reduced prices.
Management Risk. The Fund is actively managed and depends heavily on the Adviser’s judgment about markets, interest rates or the attractiveness, relative values, liquidity, or potential appreciation of particular investments made for the Fund’s portfolio. The Fund could experience losses if these judgments prove to be incorrect. Additionally, legislative, regulatory, or tax developments may adversely affect management of the Fund and, therefore, the ability of the Fund to achieve its investment objective.
Market Risk. The market values of the Fund’s investments, and therefore the value of the Fund’s shares, will go up and down, sometimes rapidly or unpredictably. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole. Individual stock prices tend to go up and down more dramatically than those of certain other types of investments, such as bonds. During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by the Fund will rise in value.
Money Market Fund Risk. Although the Fund seeks to preserve the value of your investment at $1.00 per share, you may lose money by investing in the Fund. The share price of money market funds can fall below the $1.00 share price. You should not rely on or expect the Fund’s adviser or its affiliates to enter into support agreements or take other actions to maintain the Fund’s $1.00 share price. The credit quality of the Fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the Fund’s share price. The Fund’s share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. Furthermore, amendments to money market fund regulations could impact the Fund’s operations and possibly negatively impact its return.
Municipal Securities Risk. The risk of a municipal obligation generally depends on the financial and credit status of the issuer. Constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives, and the issuer’s regional economic conditions may affect the municipal security’s value, interest payments, repayment of principal and the Fund’s ability to sell the security. Failure of a municipal security issuer to comply with applicable tax requirements may make income paid thereon taxable, resulting in a decline in the security’s value. In addition, there could be changes in applicable tax laws or tax treatments that reduce or eliminate the current federal income tax exemption on municipal securities or otherwise adversely affect the current federal or state tax status of municipal securities.
Repurchase Agreement Risk. The Fund is subject to the risk that the counterparty may default on its obligation to repurchase the underlying instruments collateralizing the repurchase agreement, which may cause the Fund to lose money. These risks are magnified to the extent that a repurchase agreement is secured by securities other than cash or U.S. Government securities.
U.S. Government Obligations Risk. Obligations of U.S. Government agencies and authorities receive varying levels of support and may not be backed by the full faith and credit of the U.S. Government, which could affect the Fund’s ability to recover should they default. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so.
Variable-Rate Demand Notes Risk. The absence of an active secondary market for certain variable and floating rate notes could make it difficult to dispose of these instruments, which could result in a loss.
Yield Risk. The Fund’s yield will vary as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in other securities. When interest rates are very low, the Fund’s expenses could absorb all or a portion of the Fund’s income and yield. Additionally, inflation may outpace and diminish investment returns over time.
Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The Fund's past performance is not necessarily an indication of its future performance. Updated performance information is available on the Fund's Web site at www.invesco.com/us.

Annual Total Returns
Corporate Class year-to-date (ended September 30, 2015): 0.05%
Best Quarter (ended September 30, 2006, December 31, 2006 and September 30, 2007): 1.32%
Worst Quarter (ended September 30, 2011, September 30, 2013, December 31, 2013, March 31, 2014, June 30, 2014, September 30, 2014 and December 31, 2014): 0.01%
Average Annual Total Returns (for the periods ended December 31, 2014)
	1 Year	5 Years	Since Inception
Corporate Class: Inception (3/29/2005)	0.03%	0.10%	1.70%

Management of the Fund
Investment Adviser: Invesco Advisers, Inc.
Purchase and Sale of Fund Shares
You may purchase or redeem shares of a Fund on any business day the Fund is open through your financial intermediary, by telephone at (800) 659-1005, or through Liquidity LinkSM.
2                                  Short-Term Investment Trust

The minimum investments for Corporate Class fund accounts are as follows:
Initial Investments Per Fund Account*	$1 Million

Additional Investments Per Fund Account	No minimum

*	An intermediary may aggregate its master accounts and subaccounts to satisfy the minimum investment requirement.
Tax Information
The Fund’s distributions generally are taxable to you as ordinary income, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account, in which case your distributions generally will be taxed when withdrawn from the tax-deferred account.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and the Fund’s distributor or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s Web site for more information.

STIC Prime Portfolio
Investment Objective(s)
The Fund’s investment objective is to provide current income consistent with preservation of capital and liquidity.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Class:	Corporate
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class:	Corporate
Management Fees	0.15%

Distribution and/or Service (12b-1) Fees	0.03

Other Expenses	0.04

Total Annual Fund Operating Expenses	0.22

Fee Waiver and/or Expense Reimbursement[1]	0.05

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.17

1	Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed in the SAI) of Corporate Class shares to 0.17% of the Fund's average daily net assets. Unless Invesco continues the fee waiver agreement, it will terminate on December 31, 2016. The fee waiver agreement cannot be terminated during its term.
Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain equal to the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement
in the first year and the Total Annual Fund Operating Expenses thereafter. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
	1 Year	3 Years	5 Years	10 Years
Corporate	$17	$66	$119	$275

Principal Investment Strategies of the Fund
The Fund invests in high-quality U.S. dollar denominated obligations with maturities of 60 days or less, including: (i) securities issued by the U.S. Government or its agencies; (ii) certificates of deposit and time deposits from U.S. or foreign banks; (iii) repurchase agreements; (iv) commercial paper; and (v) municipal securities.
The Fund may engage in repurchase agreement transactions that are collateralized by cash or government securities. In addition, it may engage in repurchase agreement transactions that are collateralized by nongovernment securities such as equity securities and fixed income securities that are rated investment grade and below investment grade by nationally recognized statistical rating organizations or unrated securities of comparable quality.
The Fund will limit investments to those securities that are Eligible Securities as defined by applicable regulations at the time of purchase.
The Fund is a money market fund that seeks to maintain a stable price of $1.00 per share by using the amortized cost method to value portfolio securities and rounding the share value to the nearest cent. The Fund invests in conformity with SEC rules and regulation requirements for money market funds for the quality, maturity, diversification and liquidity of investments. The Fund invests only in U.S. dollar denominated securities maturing within 60 days of the date of purchase, with certain exceptions permitted by applicable regulations. The Fund maintains a dollar-weighted average portfolio maturity of no more than 60 days, and a dollar-weighted average portfolio maturity as determined without exceptions regarding certain interest rate adjustments under Rule 2a-7 of no more than 60 days. Each investment must be determined to present minimal credit risks by the Adviser pursuant to guidelines approved by the Board, and must be an Eligible Security.
The Fund may invest in U.S. dollar-denominated foreign securities. Some of the Fund’s investments, although U.S. dollar-denominated, may be subject to foreign credit exposure.
The Fund may also invest in daily and weekly variable-rate demand notes.
In selecting securities for the Fund’s portfolio, the portfolio managers focus on securities that offer safety, liquidity, and a competitive yield. The Adviser conducts a credit analysis of each potential issuer prior to the purchase of its securities.
The portfolio managers normally hold portfolio securities to maturity, but may sell a security when they deem it advisable, such as when market or credit factors materially change.
Principal Risks of Investing in the Fund
As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, you may lose money by investing in the Fund. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:
Banking and Financial Services Industry Focus Risk. From time to time, the Fund may invest more than 25% of its assets in unsecured bank instruments, including but not limited to certificates of deposit and time deposits, or securities that may have guarantees or credit and liquidity enhancements provided by banks, insurance companies or other financial institutions. To the extent the Fund focuses its investments in these instruments or securities, the Fund’s performance will depend on the overall
3                                  Short-Term Investment Trust

condition of those industries and the individual banks and financial institutions in which the Fund invests (directly or indirectly), the supply of short-term financing, changes in government regulation, changes in interest rates, and economic downturns in the United States and abroad.
Debt Securities Risk. The prices of debt securities held by the Fund will be affected by changes in interest rates, the creditworthiness of the issuer and other factors. An increase in prevailing interest rates typically causes the value of existing debt securities to fall and often has a greater impact on longer-duration debt securities and higher quality debt securities. Falling interest rates will cause the Fund to reinvest the proceeds of debt securities that have been repaid by the issuer at lower interest rates. Falling interest rates may also reduce the Fund’s distributable income because interest payments on floating rate debt instruments held by the Fund will decline. The Fund could lose money on investments in debt securities if the issuer or borrower fails to meet its obligations to make interest payments and/or to repay principal in a timely manner. Changes in an issuer’s financial strength, the market’s perception of such strength or in the credit rating of the issuer or the security may affect the value of debt securities. The Adviser’s credit analysis may fail to anticipate such changes, which could result in buying a debt security at an inopportune time or failing to sell a debt security in advance of a price decline or other credit event.
Foreign Securities and Credit Exposure Risk. U.S. dollar-denominated securities carrying foreign credit exposure may be affected by unfavorable political, economic or governmental developments that could affect payments of principal and interest. Furthermore, the Fund's foreign investments may be adversely affected by political and social instability, changes in economic or taxation policies, difficulty in enforcing obligations, decreased liquidity or increased volatility. Foreign investments also involve the risk of the possible seizure, nationalization or expropriation of the issuer or foreign deposits (in which the Fund could lose its entire investments in a certain market) and the possible adoption of foreign governmental restrictions such as exchange controls.
Liquidity Risk. The Fund may be unable to sell illiquid investments at the time or price it desires and, as a result, could lose its entire investment in such investments. Liquid securities can become illiquid during periods of market stress. If a significant amount of the Fund’s securities become illiquid, the Fund may not be able to timely pay redemption proceeds and may need to sell securities at significantly reduced prices.
Management Risk. The Fund is actively managed and depends heavily on the Adviser’s judgment about markets, interest rates or the attractiveness, relative values, liquidity, or potential appreciation of particular investments made for the Fund’s portfolio. The Fund could experience losses if these judgments prove to be incorrect. Additionally, legislative, regulatory, or tax developments may adversely affect management of the Fund and, therefore, the ability of the Fund to achieve its investment objective.
Market Risk. The market values of the Fund’s investments, and therefore the value of the Fund’s shares, will go up and down, sometimes rapidly or unpredictably. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole. Individual stock prices tend to go up and down more dramatically than those of certain other types of investments, such as bonds. During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by the Fund will rise in value.
Money Market Fund Risk. Although the Fund seeks to preserve the value of your investment at $1.00 per share, you may lose money by investing in the Fund. The share price of money market funds can fall below the $1.00 share price. You should not rely on or expect the Fund’s adviser or its affiliates to enter into support agreements or take other actions to maintain the Fund’s $1.00 share price. The credit quality of the Fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the Fund’s share price. The Fund’s share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. Furthermore, amendments to money market fund regulations could impact the Fund’s operations and possibly negatively impact its return.
Municipal Securities Risk. The risk of a municipal obligation generally depends on the financial and credit status of the issuer. Constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives, and the issuer’s regional economic conditions may affect the municipal security’s value, interest payments, repayment of principal and the Fund’s ability to sell the security. Failure of a municipal security issuer to comply with applicable tax requirements may make income paid thereon taxable, resulting in a decline in the security’s value. In addition, there could be changes in applicable tax laws or tax treatments that reduce or eliminate the current federal income tax exemption on municipal securities or otherwise adversely affect the current federal or state tax status of municipal securities.
Repurchase Agreement Risk. The Fund is subject to the risk that the counterparty may default on its obligation to repurchase the underlying instruments collateralizing the repurchase agreement, which may cause the Fund to lose money. These risks are magnified to the extent that a repurchase agreement is secured by securities other than cash or U.S. Government securities.
U.S. Government Obligations Risk. Obligations of U.S. Government agencies and authorities receive varying levels of support and may not be backed by the full faith and credit of the U.S. Government, which could affect the Fund’s ability to recover should they default. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so.
Variable-Rate Demand Notes Risk. The absence of an active secondary market for certain variable and floating rate notes could make it difficult to dispose of these instruments, which could result in a loss.
Yield Risk. The Fund’s yield will vary as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in other securities. When interest rates are very low, the Fund’s expenses could absorb all or a portion of the Fund’s income and yield. Additionally, inflation may outpace and diminish investment returns over time.
Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The Fund's past performance is not necessarily an indication of its future performance. Updated performance information is available on the Fund's Web site at www.invesco.com/us.

Annual Total Returns
Corporate Class year-to-date (ended September 30, 2015): 0.09%
Best Quarter (ended September 30, 2006, December 31, 2006 and September 30, 2007): 1.32%
Worst Quarter (ended September 30, 2014): 0.00%
Average Annual Total Returns (for the periods ended December 31, 2014)
	1 Year	5 Years	Since Inception
Corporate Class: Inception (3/31/2005)	0.07%	0.08%	1.63%

4                                  Short-Term Investment Trust

Management of the Fund
Investment Adviser: Invesco Advisers, Inc.
Purchase and Sale of Fund Shares
You may purchase or redeem shares of a Fund on any business day the Fund is open through your financial intermediary, by telephone at (800) 659-1005, or through Liquidity LinkSM.
The minimum investments for Corporate Class fund accounts are as follows:
Initial Investments Per Fund Account*	$1 Million

Additional Investments Per Fund Account	No minimum

*	An intermediary may aggregate its master accounts and subaccounts to satisfy the minimum investment requirement.
Tax Information
The Fund’s distributions generally are taxable to you as ordinary income, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account, in which case your distributions generally will be taxed when withdrawn from the tax-deferred account.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and the Fund’s distributor or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s Web site for more information.

Treasury Portfolio
Investment Objective(s)
The Fund’s investment objective is to provide current income consistent with preservation of capital and liquidity.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Class:	Corporate
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class:	Corporate
Management Fees	0.15%

Distribution and/or Service (12b-1) Fees	0.03

Other Expenses	0.02

Total Annual Fund Operating Expenses	0.20

Fee Waiver and/or Expense Reimbursement[1]	0.03

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.17

1	Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed in the SAI) of Corporate Class shares to 0.17% of the Fund's average daily net assets. Unless Invesco continues the fee waiver agreement, it will terminate on December 31, 2016. The fee waiver agreement cannot be terminated during its term.
Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain equal to the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement in the first year and the Total Annual Fund Operating Expenses thereafter. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
	1 Year	3 Years	5 Years	10 Years
Corporate	$17	$61	$110	$252

Principal Investment Strategies of the Fund
The Fund invests under normal circumstances at least 80% of its net assets (plus any borrowings for investment purposes) in direct obligations of the U.S. Treasury including bills, notes and bonds, and repurchase agreements secured by those obligations. The Fund invests at least 99.5% of its total assets in cash, Government Securities, and repurchase agreements collateralized by cash or Government Securities. Government Security generally means any security issued or guaranteed as to principal or interest by the U.S. Government or certain of its agencies or instrumentalities; or any certificate of deposit for any of the foregoing. The Fund considers repurchase agreements with the Federal Reserve Bank of New York to be U.S. Government securities for purposes of the Fund’s investment policies.
The Fund will limit investments to those securities that are Eligible Securities as defined by applicable regulations at the time of purchase.
The Fund is a Government Money Market Fund, as defined by Rule 2a-7, that seeks to maintain a stable price of $1.00 per share by using the amortized cost method to value portfolio securities and rounding the share value to the nearest cent. The Fund invests in conformity with SEC rules and regulation requirements for money market funds for the quality, maturity, diversification and liquidity of investments. The Fund invests only in U.S. dollar denominated securities maturing within 397 days of the date of purchase, with certain exceptions permitted by applicable regulations. The Fund maintains a dollar-weighted average portfolio maturity of no more than 60 days, and a dollar-weighted average portfolio maturity as determined without exceptions regarding certain interest rate adjustments under Rule 2a-7 of no more than 120 days. Each investment must be determined to present minimal credit risks by the Adviser pursuant to guidelines approved by the Board, and must be an Eligible Security.
In selecting securities for the Fund’s portfolio, the portfolio managers focus on securities that offer safety, liquidity, and a competitive yield. The Adviser conducts a credit analysis of each potential issuer prior to the purchase of its securities.
The portfolio managers normally hold portfolio securities to maturity, but may sell a security when they deem it advisable, such as when market or credit factors materially change.
Principal Risks of Investing in the Fund
As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, you may lose money by investing in the Fund. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:
Debt Securities Risk. The prices of debt securities held by the Fund will be affected by changes in interest rates, the creditworthiness of the issuer and other factors. An increase in prevailing interest rates typically causes the value of existing debt securities to fall and often has a greater impact on longer-duration debt securities and higher quality debt securities. Falling interest rates will cause the Fund to reinvest the proceeds of debt securities
5                                  Short-Term Investment Trust

that have been repaid by the issuer at lower interest rates. Falling interest rates may also reduce the Fund’s distributable income because interest payments on floating rate debt instruments held by the Fund will decline. The Fund could lose money on investments in debt securities if the issuer or borrower fails to meet its obligations to make interest payments and/or to repay principal in a timely manner. Changes in an issuer’s financial strength, the market’s perception of such strength or in the credit rating of the issuer or the security may affect the value of debt securities. The Adviser’s credit analysis may fail to anticipate such changes, which could result in buying a debt security at an inopportune time or failing to sell a debt security in advance of a price decline or other credit event.
Liquidity Risk. The Fund may be unable to sell illiquid investments at the time or price it desires and, as a result, could lose its entire investment in such investments. Liquid securities can become illiquid during periods of market stress. If a significant amount of the Fund’s securities become illiquid, the Fund may not be able to timely pay redemption proceeds and may need to sell securities at significantly reduced prices.
Management Risk. The Fund is actively managed and depends heavily on the Adviser’s judgment about markets, interest rates or the attractiveness, relative values, liquidity, or potential appreciation of particular investments made for the Fund’s portfolio. The Fund could experience losses if these judgments prove to be incorrect. Additionally, legislative, regulatory, or tax developments may adversely affect management of the Fund and, therefore, the ability of the Fund to achieve its investment objective.
Market Risk. The market values of the Fund’s investments, and therefore the value of the Fund’s shares, will go up and down, sometimes rapidly or unpredictably. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole. Individual stock prices tend to go up and down more dramatically than those of certain other types of investments, such as bonds. During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by the Fund will rise in value.
Money Market Fund Risk. Although the Fund seeks to preserve the value of your investment at $1.00 per share, you may lose money by investing in the Fund. The share price of money market funds can fall below the $1.00 share price. You should not rely on or expect the Fund’s adviser or its affiliates to enter into support agreements or take other actions to maintain the Fund’s $1.00 share price. The credit quality of the Fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the Fund’s share price. The Fund’s share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. Furthermore, amendments to money market fund regulations could impact the Fund’s operations and possibly negatively impact its return.
Repurchase Agreement Risk. If the seller of a repurchase agreement defaults or otherwise does not fulfill its obligations, the Fund may incur delays and losses arising from selling the underlying securities, enforcing its rights, or declining collateral value.
U.S. Government Obligations Risk. Obligations of U.S. Government agencies and authorities receive varying levels of support and may not be backed by the full faith and credit of the U.S. Government, which could affect the Fund’s ability to recover should they default. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so.
Yield Risk. The Fund’s yield will vary as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in other securities. When interest rates are very low, the Fund’s expenses could absorb all or a portion of the Fund’s income and yield. Additionally, inflation may outpace and diminish investment returns over time.
Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The Fund's past performance is not necessarily an indication of its future performance. Updated performance information is available on the Fund's Web site at www.invesco.com/us.

Annual Total Returns
Corporate Class year-to-date (ended September 30, 2015): 0.02%
Best Quarter (ended December 31, 2006): 1.29%
Worst Quarter (ended March 31, 2010, March 31, 2011, March 31, 2013, March 31, 2014, June 30, 2014, September 30, 2014 and December 31, 2014): 0.00%
Average Annual Total Returns (for the periods ended December 31, 2014)
	1 Year	5 Years	Since Inception
Corporate Class: Inception (8/1/2005)	0.01%	0.02%	1.38%

Management of the Fund
Investment Adviser: Invesco Advisers, Inc.
Purchase and Sale of Fund Shares
You may purchase or redeem shares of a Fund on any business day the Fund is open through your financial intermediary, by telephone at (800) 659-1005, or through Liquidity LinkSM.
The minimum investments for Corporate Class fund accounts are as follows:
Initial Investments Per Fund Account*	$1 Million

Additional Investments Per Fund Account	No minimum

*	An intermediary may aggregate its master accounts and subaccounts to satisfy the minimum investment requirement.
Tax Information
The Fund’s distributions generally are taxable to you as ordinary income, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account, in which case your distributions generally will be taxed when withdrawn from the tax-deferred account.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and the Fund’s distributor or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s Web site for more information.
6                                  Short-Term Investment Trust

Government & Agency Portfolio
Investment Objective(s)
The Fund’s investment objective is to provide current income consistent with preservation of capital and liquidity.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Class:	Corporate
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class:	Corporate
Management Fees	0.10%

Distribution and/or Service (12b-1) Fees	0.03

Other Expenses	0.03

Total Annual Fund Operating Expenses	0.16

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
	1 Year	3 Years	5 Years	10 Years
Corporate	$16	$52	$90	$205

Principal Investment Strategies of the Fund
The Fund invests at least 99.5% of its total assets in cash, Government Securities, and repurchase agreements collateralized by cash or Government Securities. Government Security generally means any security issued or guaranteed as to principal or interest by the U.S. Government or certain of its agencies or instrumentalities; or any certificate of deposit for any of the foregoing. The Fund considers repurchase agreements with the Federal Reserve Bank of New York to be U.S. Government securities for purposes of the Fund’s investment policies.
The Fund will limit investments to those securities that are Eligible Securities as defined by applicable regulations at the time of purchase.
The Fund is a Government Money Market Fund, as defined by Rule 2a-7, that seeks to maintain a stable price of $1.00 per share by using the amortized cost method to value portfolio securities and rounding the share value to the nearest cent. The Fund invests in conformity with SEC rules and regulation requirements for money market funds for the quality, maturity, diversification and liquidity of investments. The Fund invests only in U.S. dollar denominated securities maturing within 397 days of the date of purchase, with certain exceptions permitted by applicable regulations. The Fund maintains a dollar-weighted average portfolio maturity of no more than 60 days, and a dollar-weighted average portfolio maturity as determined without exceptions regarding certain interest rate adjustments under Rule 2a-7 of no more than 120 days. Each investment must be determined to present minimal credit risks by the Adviser pursuant to guidelines approved by the Board, and must be an Eligible Security.
In selecting securities for the Fund’s portfolio, the portfolio managers focus on securities that offer safety, liquidity, and a competitive yield. The Adviser conducts a credit analysis of each potential issuer prior to the purchase of its securities.
The portfolio managers normally hold portfolio securities to maturity, but may sell a security when they deem it advisable, such as when market or credit factors materially change.
Principal Risks of Investing in the Fund
As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, you may lose money by investing in the Fund. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:
Debt Securities Risk. The prices of debt securities held by the Fund will be affected by changes in interest rates, the creditworthiness of the issuer and other factors. An increase in prevailing interest rates typically causes the value of existing debt securities to fall and often has a greater impact on longer-duration debt securities and higher quality debt securities. Falling interest rates will cause the Fund to reinvest the proceeds of debt securities that have been repaid by the issuer at lower interest rates. Falling interest rates may also reduce the Fund’s distributable income because interest payments on floating rate debt instruments held by the Fund will decline. The Fund could lose money on investments in debt securities if the issuer or borrower fails to meet its obligations to make interest payments and/or to repay principal in a timely manner. Changes in an issuer’s financial strength, the market’s perception of such strength or in the credit rating of the issuer or the security may affect the value of debt securities. The Adviser’s credit analysis may fail to anticipate such changes, which could result in buying a debt security at an inopportune time or failing to sell a debt security in advance of a price decline or other credit event.
Liquidity Risk. The Fund may be unable to sell illiquid investments at the time or price it desires and, as a result, could lose its entire investment in such investments. Liquid securities can become illiquid during periods of market stress. If a significant amount of the Fund’s securities become illiquid, the Fund may not be able to timely pay redemption proceeds and may need to sell securities at significantly reduced prices.
Management Risk. The Fund is actively managed and depends heavily on the Adviser’s judgment about markets, interest rates or the attractiveness, relative values, liquidity, or potential appreciation of particular investments made for the Fund’s portfolio. The Fund could experience losses if these judgments prove to be incorrect. Additionally, legislative, regulatory, or tax developments may adversely affect management of the Fund and, therefore, the ability of the Fund to achieve its investment objective.
Market Risk. The market values of the Fund’s investments, and therefore the value of the Fund’s shares, will go up and down, sometimes rapidly or unpredictably. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole. Individual stock prices tend to go up and down more dramatically than those of certain other types of investments, such as bonds. During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by the Fund will rise in value.
Money Market Fund Risk. Although the Fund seeks to preserve the value of your investment at $1.00 per share, you may lose money by investing in the Fund. The share price of money market funds can fall below the $1.00 share price. You should not rely on or expect the Fund’s adviser or its affiliates to enter into support agreements or take other actions to maintain the Fund’s $1.00 share price. The credit quality of the Fund’s holdings can change rapidly in certain markets, and the default of a single
7                                  Short-Term Investment Trust

holding could have an adverse impact on the Fund’s share price. The Fund’s share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. Furthermore, amendments to money market fund regulations could impact the Fund’s operations and possibly negatively impact its return.
Repurchase Agreement Risk. If the seller of a repurchase agreement defaults or otherwise does not fulfill its obligations, the Fund may incur delays and losses arising from selling the underlying securities, enforcing its rights, or declining collateral value.
U.S. Government Obligations Risk. Obligations of U.S. Government agencies and authorities receive varying levels of support and may not be backed by the full faith and credit of the U.S. Government, which could affect the Fund’s ability to recover should they default. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so.
Yield Risk. The Fund’s yield will vary as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in other securities. When interest rates are very low, the Fund’s expenses could absorb all or a portion of the Fund’s income and yield. Additionally, inflation may outpace and diminish investment returns over time.
Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The Fund's past performance is not necessarily an indication of its future performance. Updated performance information is available on the Fund's Web site at www.invesco.com/us.

Annual Total Returns
Corporate Class year-to-date (ended September 30, 2015): 0.03%
Best Quarter (ended December 31, 2006): 1.31%
Worst Quarter (ended March 31, 2013, June 30, 2014, September 30, 2014 and December 31, 2014): 0.00%
Average Annual Total Returns (for the periods ended December 31, 2014)
	1 Year	5 Years	Since Inception
Corporate Class: Inception (6/30/2005)	0.01%	0.03%	1.51%

Management of the Fund
Investment Adviser: Invesco Advisers, Inc.
Purchase and Sale of Fund Shares
You may purchase or redeem shares of a Fund on any business day the Fund is open through your financial intermediary, by telephone at (800) 659-1005, or through Liquidity LinkSM.
The minimum investments for Corporate Class fund accounts are as follows:
Initial Investments Per Fund Account*	$1 Million

Additional Investments Per Fund Account	No minimum

*	An intermediary may aggregate its master accounts and subaccounts to satisfy the minimum investment requirement.
Tax Information
The Fund’s distributions generally are taxable to you as ordinary income, unless you are investing through a tax-deferred arrangement, such as a
401(k) plan or individual retirement account, in which case your distributions generally will be taxed when withdrawn from the tax-deferred account.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and the Fund’s distributor or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s Web site for more information.

Government TaxAdvantage Portfolio
Investment Objective(s)
The Fund’s investment objective is to provide current income consistent with preservation of capital and liquidity.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Class:	Corporate
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class:	Corporate
Management Fees	0.20%

Distribution and/or Service (12b-1) Fees	0.03

Other Expenses	0.13

Total Annual Fund Operating Expenses	0.36

Fee Waiver and/or Expense Reimbursement[1]	0.19

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.17

1	Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed in the SAI) of Corporate Class shares to 0.17% of the Fund's average daily net assets. Unless Invesco continues the fee waiver agreement, it will terminate on December 31, 2016. The fee waiver agreement cannot be terminated during its term.
Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain equal to the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement in the first year and the Total Annual Fund Operating Expenses thereafter. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
	1 Year	3 Years	5 Years	10 Years
Corporate	$17	$96	$183	$437

8                                  Short-Term Investment Trust

Principal Investment Strategies of the Fund
The Fund invests at least 99.5% of its total assets in cash and Government Securities. Government Security generally means any security issued or guaranteed as to principal or interest by the U.S. Government or certain of its agencies or instrumentalities; or any certificate of deposit for any of the foregoing. At the present time, the Fund has no current intention to invest in securities other than direct obligations of the U.S. Treasury and Agency Securities.
The Fund will limit investments to those securities that are Eligible Securities as defined by applicable regulations at the time of purchase.
The Fund also seeks to distribute dividends that are exempt from state and local taxation in many states.
The Fund is a Government Money Market Fund, as defined by Rule 2a-7, that seeks to maintain a stable price of $1.00 per share by using the amortized cost method to value portfolio securities and rounding the share value to the nearest cent. The Fund invests in conformity with SEC rules and regulation requirements for money market funds for the quality, maturity, diversification and liquidity of investments. The Fund invests only in U.S. dollar denominated securities maturing within 397 days of the date of purchase, with certain exceptions permitted by applicable regulations. The Fund maintains a dollar-weighted average portfolio maturity of no more than 60 days, and a dollar-weighted average portfolio maturity as determined without exceptions regarding certain interest rate adjustments under Rule 2a-7 of no more than 120 days. Each investment must be determined to present minimal credit risks by the Adviser pursuant to guidelines approved by the Board, and must be an Eligible Security.
In selecting securities for the Fund’s portfolio, the portfolio managers focus on securities that offer safety, liquidity, and a competitive yield. The Adviser conducts a credit analysis of each potential issuer prior to the purchase of its securities.
The portfolio managers normally hold portfolio securities to maturity, but may sell a security when they deem it advisable, such as when market or credit factors materially change.
Principal Risks of Investing in the Fund
As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, you may lose money by investing in the Fund. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:
Debt Securities Risk. The prices of debt securities held by the Fund will be affected by changes in interest rates, the creditworthiness of the issuer and other factors. An increase in prevailing interest rates typically causes the value of existing debt securities to fall and often has a greater impact on longer-duration debt securities and higher quality debt securities. Falling interest rates will cause the Fund to reinvest the proceeds of debt securities that have been repaid by the issuer at lower interest rates. Falling interest rates may also reduce the Fund’s distributable income because interest payments on floating rate debt instruments held by the Fund will decline. The Fund could lose money on investments in debt securities if the issuer or borrower fails to meet its obligations to make interest payments and/or to repay principal in a timely manner. Changes in an issuer’s financial strength, the market’s perception of such strength or in the credit rating of the issuer or the security may affect the value of debt securities. The Adviser’s credit analysis may fail to anticipate such changes, which could result in buying a debt security at an inopportune time or failing to sell a debt security in advance of a price decline or other credit event.
Liquidity Risk. The Fund may be unable to sell illiquid investments at the time or price it desires and, as a result, could lose its entire investment in such investments. Liquid securities can become illiquid during periods of market stress. If a significant amount of the Fund’s securities become illiquid, the Fund may not be able to timely pay redemption proceeds and may need to sell securities at significantly reduced prices.
Management Risk. The Fund is actively managed and depends heavily on the Adviser’s judgment about markets, interest rates or the attractiveness, relative values, liquidity, or potential appreciation of particular investments made for the Fund’s portfolio. The Fund could experience losses if these judgments prove to be incorrect. Additionally, legislative, regulatory, or tax developments may adversely affect management of the Fund and, therefore, the ability of the Fund to achieve its investment objective.
Market Risk. The market values of the Fund’s investments, and therefore the value of the Fund’s shares, will go up and down, sometimes rapidly or unpredictably. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole. Individual stock prices tend to go up and down more dramatically than those of certain other types of investments, such as bonds. During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by the Fund will rise in value.
Money Market Fund Risk. Although the Fund seeks to preserve the value of your investment at $1.00 per share, you may lose money by investing in the Fund. The share price of money market funds can fall below the $1.00 share price. You should not rely on or expect the Fund’s adviser or its affiliates to enter into support agreements or take other actions to maintain the Fund’s $1.00 share price. The credit quality of the Fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the Fund’s share price. The Fund’s share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. Furthermore, amendments to money market fund regulations could impact the Fund’s operations and possibly negatively impact its return.
U.S. Government Obligations Risk. Obligations of U.S. Government agencies and authorities receive varying levels of support and may not be backed by the full faith and credit of the U.S. Government, which could affect the Fund’s ability to recover should they default. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so.
Yield Risk. The Fund’s yield will vary as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in other securities. When interest rates are very low, the Fund’s expenses could absorb all or a portion of the Fund’s income and yield. Additionally, inflation may outpace and diminish investment returns over time.
Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The Fund's past performance is not necessarily an indication of its future performance. Updated performance information is available on the Fund's Web site at www.invesco.com/us.

Annual Total Returns
Corporate Class year-to-date (ended September 30, 2015): 0.09%
Best Quarter (ended June 30, 2007): 1.27%
Worst Quarter (ended September 30, 2014 and December 31, 2014): 0.00%
9                                  Short-Term Investment Trust

Average Annual Total Returns (for the periods ended December 31, 2014)
	1 Year	5 Years	Since Inception
Corporate Class: Inception (2/23/2006)	0.03%	0.03%	1.30%

Management of the Fund
Investment Adviser: Invesco Advisers, Inc.
Purchase and Sale of Fund Shares
You may purchase or redeem shares of a Fund on any business day the Fund is open through your financial intermediary, by telephone at (800) 659-1005, or through Liquidity LinkSM.
The minimum investments for Corporate Class fund accounts are as follows:
Initial Investments Per Fund Account*	$1 Million

Additional Investments Per Fund Account	No minimum

*	An intermediary may aggregate its master accounts and subaccounts to satisfy the minimum investment requirement.
Tax Information
The Fund’s distributions generally are taxable to you as ordinary income, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account, in which case your distributions generally will be taxed when withdrawn from the tax-deferred account.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and the Fund’s distributor or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s Web site for more information.

Tax-Free Cash Reserve Portfolio
Investment Objective(s)
The Fund’s investment objective is to provide tax-exempt income consistent with preservation of capital and liquidity.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Class:	Corporate
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class:	Corporate
Management Fees	0.24%

Distribution and/or Service (12b-1) Fees	0.03

Other Expenses	0.07

Total Annual Fund Operating Expenses	0.34

Fee Waiver and/or Expense Reimbursement[1]	0.06

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.28

1	Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed in the SAI) of Corporate Class shares to 0.28% of the Fund's average daily net assets. Unless Invesco continues the fee waiver agreement, it will terminate on December 31, 2016. The fee waiver agreement cannot be terminated during its term.
Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain equal to the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement in the first year and the Total Annual Fund Operating Expenses thereafter. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
	1 Year	3 Years	5 Years	10 Years
Corporate	$29	$103	$185	$425

Principal Investment Strategies of the Fund
The Fund invests under normal circumstances at least 80% of its net assets (plus any borrowings for investment purposes) in debt securities that (i) pay interest that is excluded from gross income for federal income tax purposes, and (ii) do not produce income that will be considered to be an item of preference for purposes of the alternative minimum tax. While the Fund’s distributions are primarily exempt from federal income tax, a portion of the Fund’s distributions may be subject to the federal alternative minimum tax and state and local taxes.
In complying with the 80% investment requirement, the Fund may include other instruments that have economic characteristics similar to the Fund's direct investments that are counted toward the 80% investment requirement.
The Fund will limit investments to those securities that are Eligible Securities as defined by applicable regulations at the time of purchase.
The Fund invests primarily in high quality U.S. dollar-denominated short-term debt obligations, including: (i) municipal securities; (ii) tax-exempt commercial paper; and (iii) cash equivalents. These securities may have credit and liquidity enhancements provided by banks, insurance companies or other financial institutions. Municipal securities include debt obligations of states, territories and possessions of the United States and the District of Columbia, their political subdivisions, agencies and instrumentalities, authorities thereof, and multi-state agencies, issued to obtain funds for various public purposes. Municipal lease obligations, synthetic municipal securities and certain types of industrial revenue bonds are treated as municipal securities.
Other securities held by the Fund may be structured with demand features which have the effect of shortening the security’s maturity.
The Fund is a money market fund that seeks to maintain a stable price of $1.00 per share by using the amortized cost method to value portfolio securities and rounding the share value to the nearest cent. The Fund invests in conformity with SEC rules and regulation requirements for money market funds for the quality, maturity, diversification and liquidity of investments. The Fund invests only in U.S. dollar denominated securities
10                                  Short-Term Investment Trust

maturing within 397 days of the date of purchase, with certain exceptions permitted by applicable regulations. The Fund maintains a dollar-weighted average portfolio maturity of no more than 60 days, and a dollar-weighted average portfolio maturity as determined without exceptions regarding certain interest rate adjustments under Rule 2a-7 of no more than 120 days. Each investment must be determined to present minimal credit risks by the Adviser pursuant to guidelines approved by the Board, and must be an Eligible Security.
The Fund may invest in U.S. dollar-denominated foreign securities. Some of the Fund’s investments, although U.S. dollar-denominated, may be subject to foreign credit exposure.
The Fund may also invest in daily and weekly variable-rate demand notes.
In selecting securities for the Fund’s portfolio, the portfolio managers focus on securities that offer safety, liquidity, and a competitive yield. The Adviser conducts a credit analysis of each potential issuer prior to the purchase of its securities.
The portfolio managers normally hold portfolio securities to maturity, but may sell a security when they deem it advisable, such as when market or credit factors materially change.
Principal Risks of Investing in the Fund
As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, you may lose money by investing in the Fund. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:
Banking and Financial Services Industry Focus Risk. From time to time, the Fund may invest more than 25% of its assets in unsecured bank instruments, including but not limited to certificates of deposit and time deposits, or securities that may have guarantees or credit and liquidity enhancements provided by banks, insurance companies or other financial institutions. To the extent the Fund focuses its investments in these instruments or securities, the Fund’s performance will depend on the overall condition of those industries and the individual banks and financial institutions in which the Fund invests (directly or indirectly), the supply of short-term financing, changes in government regulation, changes in interest rates, and economic downturns in the United States and abroad.
Debt Securities Risk. The prices of debt securities held by the Fund will be affected by changes in interest rates, the creditworthiness of the issuer and other factors. An increase in prevailing interest rates typically causes the value of existing debt securities to fall and often has a greater impact on longer-duration debt securities and higher quality debt securities. Falling interest rates will cause the Fund to reinvest the proceeds of debt securities that have been repaid by the issuer at lower interest rates. Falling interest rates may also reduce the Fund’s distributable income because interest payments on floating rate debt instruments held by the Fund will decline. The Fund could lose money on investments in debt securities if the issuer or borrower fails to meet its obligations to make interest payments and/or to repay principal in a timely manner. Changes in an issuer’s financial strength, the market’s perception of such strength or in the credit rating of the issuer or the security may affect the value of debt securities. The Adviser’s credit analysis may fail to anticipate such changes, which could result in buying a debt security at an inopportune time or failing to sell a debt security in advance of a price decline or other credit event.
Foreign Securities and Credit Exposure Risk. U.S. dollar-denominated securities carrying foreign credit exposure may be affected by unfavorable political, economic or governmental developments that could affect payments of principal and interest. Furthermore, the Fund's foreign investments may be adversely affected by political and social instability, changes in economic or taxation policies, difficulty in enforcing obligations, decreased liquidity or increased volatility. Foreign investments also involve the risk of the possible seizure, nationalization or expropriation of the issuer or foreign deposits (in which the Fund could lose its entire investments in a certain market) and the possible adoption of foreign governmental restrictions such as exchange controls.
Liquidity Risk. The Fund may be unable to sell illiquid investments at the time or price it desires and, as a result, could lose its entire investment in such investments. Liquid securities can become illiquid during periods of market stress. If a significant amount of the Fund’s securities become illiquid, the Fund may not be able to timely pay redemption proceeds and may need to sell securities at significantly reduced prices.
Management Risk. The Fund is actively managed and depends heavily on the Adviser’s judgment about markets, interest rates or the attractiveness, relative values, liquidity, or potential appreciation of particular investments made for the Fund’s portfolio. The Fund could experience losses if these judgments prove to be incorrect. Additionally, legislative, regulatory, or tax developments may adversely affect management of the Fund and, therefore, the ability of the Fund to achieve its investment objective.
Market Risk. The market values of the Fund’s investments, and therefore the value of the Fund’s shares, will go up and down, sometimes rapidly or unpredictably. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole. Individual stock prices tend to go up and down more dramatically than those of certain other types of investments, such as bonds. During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by the Fund will rise in value.
Money Market Fund Risk. Although the Fund seeks to preserve the value of your investment at $1.00 per share, you may lose money by investing in the Fund. The share price of money market funds can fall below the $1.00 share price. You should not rely on or expect the Fund’s adviser or its affiliates to enter into support agreements or take other actions to maintain the Fund’s $1.00 share price. The credit quality of the Fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the Fund’s share price. The Fund’s share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. Furthermore, amendments to money market fund regulations could impact the Fund’s operations and possibly negatively impact its return.
Municipal Securities Risk. The risk of a municipal obligation generally depends on the financial and credit status of the issuer. Constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives, and the issuer’s regional economic conditions may affect the municipal security’s value, interest payments, repayment of principal and the Fund’s ability to sell the security. Failure of a municipal security issuer to comply with applicable tax requirements may make income paid thereon taxable, resulting in a decline in the security’s value. In addition, there could be changes in applicable tax laws or tax treatments that reduce or eliminate the current federal income tax exemption on municipal securities or otherwise adversely affect the current federal or state tax status of municipal securities.
U.S. Government Obligations Risk. Obligations of U.S. Government agencies and authorities receive varying levels of support and may not be backed by the full faith and credit of the U.S. Government, which could affect the Fund’s ability to recover should they default. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so.
Variable-Rate Demand Notes Risk. The absence of an active secondary market for certain variable and floating rate notes could make it difficult to dispose of these instruments, which could result in a loss.
Yield Risk. The Fund’s yield will vary as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in other securities. When interest rates are very low, the Fund’s expenses could
11                                  Short-Term Investment Trust

absorb all or a portion of the Fund’s income and yield. Additionally, inflation may outpace and diminish investment returns over time.
Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The Fund's past performance is not necessarily an indication of its future performance. Updated performance information is available on the Fund's Web site at www.invesco.com/us.

Annual Total Returns
Corporate Class year-to-date (ended September 30, 2015): 0.05%
Best Quarter (ended June 30, 2007 and September 30, 2007): 0.88%
Worst Quarter (ended September 30, 2014 and December 31, 2014): 0.00%
Average Annual Total Returns (for the periods ended December 31, 2014)
	1 Year	5 Years	Since Inception
Corporate Class: Inception (9/8/2005)	0.03%	0.04%	1.06%

Management of the Fund
Investment Adviser: Invesco Advisers, Inc.
Purchase and Sale of Fund Shares
You may purchase or redeem shares of a Fund on any business day the Fund is open through your financial intermediary, by telephone at (800) 659-1005, or through Liquidity LinkSM.
The minimum investments for Corporate Class fund accounts are as follows:
Initial Investments Per Fund Account*	$1 Million

Additional Investments Per Fund Account	No minimum

*	An intermediary may aggregate its master accounts and subaccounts to satisfy the minimum investment requirement.
Tax Information
The Fund’s distributions primarily are exempt from regular federal income tax. A portion of these distributions, however, may be subject to the federal alternative minimum tax and state and local taxes. The Fund may also make distributions that are taxable to you as ordinary income.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and the Fund’s distributor or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s Web site for more information.

Investment Objective(s), Strategies, Risks and Portfolio Holdings

Liquid Assets Portfolio
Objective(s) and Strategies
The Fund’s investment objective is to provide current income consistent with preservation of capital and liquidity. The Fund’s investment objective may be changed by the Board without shareholder approval.
The Fund invests primarily in high-quality U.S. dollar-denominated short-term debt obligations, including: (i) securities issued by the U.S. Government or its agencies; (ii) certificates of deposit and time deposits from U.S. or foreign banks; (iii) repurchase agreements; (iv) commercial paper; and (v) municipal securities.
The Fund may engage in repurchase agreement transactions that are collateralized by cash or government securities. In addition, it may engage in repurchase agreement transactions that are collateralized by nongovernment securities such as equity securities and fixed income securities that are rated investment grade and below investment grade by nationally recognized statistical rating organizations or unrated securities of comparable quality. The Fund considers repurchase agreements with the Federal Reserve Bank of New York to be U.S. Government securities for purposes of the Fund’s investment policies.
The Fund will limit investments to those securities that are Eligible Securities as defined by applicable regulations at the time of purchase.
As permitted by Rule 2a-7, the Fund seeks to maintain a stable price of $1.00 per share by using the amortized cost method to value portfolio securities and rounding the share value to the nearest cent. The Fund invests in conformity with SEC rules and regulation requirements for money market funds for the quality, maturity, diversification and liquidity of investments. The Fund invests only in U.S. dollar denominated securities maturing within 397 days of the date of purchase, with certain exceptions permitted by applicable regulations. The Fund maintains a dollar-weighted average portfolio maturity of no more than 60 days, and a dollar-weighted average portfolio maturity as determined without exceptions regarding certain interest rate adjustments under Rule 2a-7 of no more than 120 days. Each investment must be determined to present minimal credit risks by the Adviser pursuant to guidelines approved by the Board, and must be an Eligible Security.
The Fund may invest up to 50% of its total assets in U.S. dollar-denominated foreign securities. Some of the Fund’s investments, although U.S. dollar-denominated, may be subject to foreign credit exposure.
The Fund may also invest in daily and weekly variable-rate demand notes.
In selecting securities for the Fund’s portfolio, the portfolio managers focus on securities that offer safety, liquidity, and a competitive yield. The Adviser conducts a credit analysis of each potential issuer prior to the purchase of its securities.
The portfolio managers normally hold portfolio securities to maturity, but may sell a security when they deem it advisable, such as when market or credit factors materially change.
The Fund may, from time to time, take temporary defensive positions by holding cash, shortening the Fund’s dollar-weighted average portfolio maturity or investing in other securities that are Eligible Securities for purchase by money market funds as described in the Fund’s Statement of Additional Information (SAI), in anticipation of or in response to adverse market, economic, political or other conditions. If the Fund’s portfolio managers do so, different factors could affect the Fund’s performance and the Fund may not achieve its investment objective.
The Fund’s investments in the types of securities and other investments described in this prospectus vary from time to time, and, at any time, the Fund may not be invested in all of the types of securities and other
12                                  Short-Term Investment Trust

investments described in this prospectus. The Fund may also invest in securities and other investments not described in this prospectus.
For more information, see “Description of the Funds and Their Investments and Risks” in the Fund’s SAI.
Risks
The principal risks of investing in the Fund are:
Banking and Financial Services Industry Focus Risk. From time to time, the Fund may invest more than 25% of its assets in unsecured bank instruments, including but not limited to certificates of deposit and time deposits, or securities that may have guarantees or credit and liquidity enhancements provided by banks, insurance companies or other financial institutions. To the extent the Fund focuses its investments in these instruments or securities, the Fund’s performance will depend on the overall condition of those industries and the individual banks and financial institutions in which the Fund invests (directly or indirectly). Financial services companies may be dependent on the supply of short-term financing. The value of bank instruments and securities of issuers in the banking and financial services industry, or guaranteed by such issuers, can be affected by and sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad. The risk of holding bank instruments is also directly tied to the risk of insolvency or bankruptcy of the issuing banks, which risk may be higher for larger or more complex financial institutions that combine traditional, commercial and investment banking.
Debt Securities Risk. The prices of debt securities held by the Fund will be affected by changes in interest rates, the creditworthiness of the issuer and other factors. An increase in prevailing interest rates typically causes the value of existing debt securities to fall and often has a greater impact on longer-duration debt securities and higher quality debt securities. Falling interest rates will cause the Fund to reinvest the proceeds of debt securities that have been repaid by the issuer at lower interest rates. Falling interest rates may also reduce the Fund’s distributable income because interest payments on floating rate debt instruments held by the Fund will decline. The Fund could lose money on investments in debt securities if the issuer or borrower fails to meet its obligations to make interest payments and/or to repay principal in a timely manner. If an issuer seeks to restructure the terms of its borrowings or the Fund is required to seek recovery upon a default in the payment of interest or the repayment of principal, the Fund may incur additional expenses. Changes in an issuer’s financial strength, the market’s perception of such strength or in the credit rating of the issuer or the security may affect the value of debt securities. The Adviser’s credit analysis may fail to anticipate such changes, which could result in buying a debt security at an inopportune time or failing to sell a debt security in advance of a price decline or other credit event.
Foreign Securities and Credit Exposure Risk. U.S. dollar-denominated securities carrying foreign credit exposure may be affected by unfavorable political, economic or governmental developments that could affect payments of principal and interest. Furthermore, the value of the Fund’s foreign investments may be adversely affected by political and social instability in their home countries, by changes in economic or taxation policies in those countries, or by the difficulty in enforcing obligations in those countries. Foreign companies generally may be subject to less stringent regulations than U.S. companies, including financial reporting requirements and auditing and accounting controls. As a result, there generally is less publicly available information about foreign companies than about U.S. companies. Trading in many foreign securities may be less liquid and more volatile than U.S. securities due to the size of the market or other factors.
Liquidity Risk. The Fund may be unable to sell illiquid investments at the time or price it desires and, as a result, could lose its entire investment in such investments. An investment may be illiquid due to a lack of trading volume in the investment or if the investment is privately placed and not traded in any public market or is otherwise restricted from trading. Certain restricted securities require special registration and pose valuation difficulties. Liquid securities can become illiquid during periods of market stress. If a significant amount of the Fund’s securities become illiquid, the Fund may not be able to timely pay redemption proceeds and may need to sell securities at significantly reduced prices.
Management Risk. The Fund is actively managed and depends heavily on the Adviser’s judgment about markets, interest rates or the attractiveness, relative values, liquidity, or potential appreciation of particular investments made for the Fund’s portfolio. The Fund could experience losses if these judgments prove to be incorrect. There can be no guarantee that the Adviser’s investment techniques or investment decisions will produce the desired results. Additionally, legislative, regulatory, or tax developments may affect the investments or investment strategies available to the investment manager in connection with managing the Fund, which may also adversely affect the ability of the Fund to achieve its investment objective.
Market Risk. The market values of the Fund’s investments, and therefore the value of the Fund’s shares, will go up and down, sometimes rapidly or unpredictably. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole. The value of the Fund’s investments may go up or down due to general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, or adverse investor sentiment generally. The value of the Fund’s investments may also go up or down due to factors that affect an individual issuer or a particular industry or sector, such as changes in production costs and competitive conditions within an industry. Individual stock prices tend to go up and down more dramatically than those of certain other types of investments, such as bonds. During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by the Fund will rise in value.
Money Market Fund Risk. Although the Fund seeks to preserve the value of your investment at $1.00 per share, you may lose money by investing in the Fund. The share price of money market funds can fall below the $1.00 share price. You should not rely on or expect the Fund’s adviser or its affiliates to enter into support agreements or take other actions to maintain the Fund’s $1.00 share price. The credit quality of the Fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the Fund’s share price. The Fund’s share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. To the extent the Fund holds cash or cash equivalents rather than securities in which it primarily invests or uses to manage risk, the Fund may not achieve its investment objectives and may underperform. Furthermore, amendments to money market fund regulations could impact the Fund’s operations and possibly negatively impact its return.
Municipal Securities Risk. The risk of a municipal obligation generally depends on the financial and credit status of the issuer. Constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives, and the issuer’s regional economic conditions may affect the municipal security’s value, interest payments, repayment of principal and the Fund’s ability to sell the security. Municipal obligations may be more susceptible to downgrades or defaults during recessions or similar periods of economic stress. Municipal securities structured as revenue bonds are generally not backed by the taxing power of the issuing municipality but rather the revenue from the particular project or entity for which the bonds were issued. If the Internal Revenue Service determines that an issuer of a municipal security has not complied with applicable tax requirements, interest from the security could be treated as taxable, which could result in a decline in the security’s value. In addition, there could be changes in applicable tax laws or tax treatments that reduce or eliminate the current federal income tax exemption on municipal securities or
13                                  Short-Term Investment Trust

otherwise adversely affect the current federal or state tax status of municipal securities.
Repurchase Agreement Risk. If the seller of a repurchase agreement defaults or otherwise does not fulfill its obligations, the Fund may incur delays and losses arising from selling the underlying securities, enforcing its rights, or declining collateral value. These risks are magnified to the extent that a repurchase agreement is secured by securities other than cash or U.S. Government securities.
U.S. Government Obligations Risk. Obligations of U.S. Government agencies and authorities receive varying levels of support and may not be backed by the full faith and credit of the U.S. Government, which could affect the Fund’s ability to recover should they default. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so.
Variable-Rate Demand Notes Risk. The absence of an active secondary market for certain variable and floating rate notes could make it difficult to dispose of these instruments, and a portfolio could suffer a loss if the issuer defaults during periods in which a portfolio is not entitled to exercise its demand rights.
Yield Risk. The Fund’s yield will vary as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in other securities. When interest rates are very low, the Fund’s expenses could absorb all or a portion of the Fund’s income and yield. Additionally, inflation may outpace and diminish investment returns over time.
STIC Prime Portfolio
Objective(s) and Strategies
The Fund’s investment objective is to provide current income consistent with preservation of capital and liquidity. The Fund’s investment objective may be changed by the Board without shareholder approval.
The Fund invests in high-quality U.S. dollar denominated obligations with maturities of 60 days or less, including: (i) securities issued by the U.S. Government or its agencies; (ii) certificates of deposit and time deposits from U.S. or foreign banks; (iii) repurchase agreements; (iv) commercial paper; and (v) municipal securities.
The Fund may engage in repurchase agreement transactions that are collateralized by cash or government securities. In addition, it may engage in repurchase agreement transactions that are collateralized by nongovernment securities such as equity securities and fixed income securities that are rated investment grade and below investment grade by nationally recognized statistical rating organizations or unrated securities of comparable quality.
The Fund will limit investments to those securities that are Eligible Securities as defined by applicable regulations at the time of purchase.
As permitted by Rule 2a-7, the Fund seeks to maintain a stable price of $1.00 per share by using the amortized cost method to value portfolio securities and rounding the share value to the nearest cent. The Fund invests in conformity with SEC rules and regulation requirements for money market funds for the quality, maturity, diversification and liquidity of investments. The Fund invests only in U.S. dollar denominated securities maturing within 60 days of the date of purchase, with certain exceptions permitted by applicable regulations. The Fund maintains a dollar-weighted average portfolio maturity of no more than 60 days, and a dollar-weighted average portfolio maturity as determined without exceptions regarding certain interest rate adjustments under Rule 2a-7 of no more than 60 days. Each investment must be determined to present minimal credit risks by the Adviser pursuant to guidelines approved by the Board, and must be an Eligible Security.
The Fund may invest in U.S. dollar-denominated foreign securities. Some of the Fund's investments, although U.S. dollar-denominated, may be subject to foreign credit exposure.
The Fund may also invest in daily and weekly variable-rate demand notes.
In selecting securities for the Fund’s portfolio, the portfolio managers focus on securities that offer safety, liquidity, and a competitive yield. The Adviser conducts a credit analysis of each potential issuer prior to the purchase of its securities.
The portfolio managers normally hold portfolio securities to maturity, but may sell a security when they deem it advisable, such as when market or credit factors materially change.
The Fund may, from time to time, take temporary defensive positions by holding cash, shortening the Fund’s dollar-weighted average portfolio maturity or investing in other securities that are Eligible Securities for purchase by money market funds as described in the Fund’s Statement of Additional Information (SAI), in anticipation of or in response to adverse market, economic, political or other conditions. If the Fund’s portfolio managers do so, different factors could affect the Fund’s performance and the Fund may not achieve its investment objective.
The Fund’s investments in the types of securities and other investments described in this prospectus vary from time to time, and, at any time, the Fund may not be invested in all of the types of securities and other investments described in this prospectus. The Fund may also invest in securities and other investments not described in this prospectus.
For more information, see “Description of the Funds and Their Investments and Risks” in the Fund’s SAI.
Risks
The principal risks of investing in the Fund are:
Banking and Financial Services Industry Focus Risk. From time to time, the Fund may invest more than 25% of its assets in unsecured bank instruments, including but not limited to certificates of deposit and time deposits, or securities that may have guarantees or credit and liquidity enhancements provided by banks, insurance companies or other financial institutions. To the extent the Fund focuses its investments in these instruments or securities, the Fund’s performance will depend on the overall condition of those industries and the individual banks and financial institutions in which the Fund invests (directly or indirectly). Financial services companies may be dependent on the supply of short-term financing. The value of bank instruments and securities of issuers in the banking and financial services industry, or guaranteed by such issuers, can be affected by and sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad. The risk of holding bank instruments is also directly tied to the risk of insolvency or bankruptcy of the issuing banks, which risk may be higher for larger or more complex financial institutions that combine traditional, commercial and investment banking.
Debt Securities Risk. The prices of debt securities held by the Fund will be affected by changes in interest rates, the creditworthiness of the issuer and other factors. An increase in prevailing interest rates typically causes the value of existing debt securities to fall and often has a greater impact on longer-duration debt securities and higher quality debt securities. Falling interest rates will cause the Fund to reinvest the proceeds of debt securities that have been repaid by the issuer at lower interest rates. Falling interest rates may also reduce the Fund’s distributable income because interest payments on floating rate debt instruments held by the Fund will decline. The Fund could lose money on investments in debt securities if the issuer or borrower fails to meet its obligations to make interest payments and/or to repay principal in a timely manner. If an issuer seeks to restructure the terms of its borrowings or the Fund is required to seek recovery upon a default in the payment of interest or the repayment of principal, the Fund may incur additional expenses. Changes in an issuer’s financial strength, the market’s perception of such strength or in the credit rating of the issuer or the security may affect the value of debt securities. The Adviser’s credit analysis may fail to anticipate such changes, which could result in buying a debt security at an inopportune time or failing to sell a debt security in advance of a price decline or other credit event.
14                                  Short-Term Investment Trust

Foreign Securities and Credit Exposure Risk. U.S. dollar-denominated securities carrying foreign credit exposure may be affected by unfavorable political, economic or governmental developments that could affect payments of principal and interest. Furthermore, the value of the Fund’s foreign investments may be adversely affected by political and social instability in their home countries, by changes in economic or taxation policies in those countries, or by the difficulty in enforcing obligations in those countries. Foreign companies generally may be subject to less stringent regulations than U.S. companies, including financial reporting requirements and auditing and accounting controls. As a result, there generally is less publicly available information about foreign companies than about U.S. companies. Trading in many foreign securities may be less liquid and more volatile than U.S. securities due to the size of the market or other factors.
Liquidity Risk. The Fund may be unable to sell illiquid investments at the time or price it desires and, as a result, could lose its entire investment in such investments. An investment may be illiquid due to a lack of trading volume in the investment or if the investment is privately placed and not traded in any public market or is otherwise restricted from trading. Certain restricted securities require special registration and pose valuation difficulties. Liquid securities can become illiquid during periods of market stress. If a significant amount of the Fund’s securities become illiquid, the Fund may not be able to timely pay redemption proceeds and may need to sell securities at significantly reduced prices.
Management Risk. The Fund is actively managed and depends heavily on the Adviser’s judgment about markets, interest rates or the attractiveness, relative values, liquidity, or potential appreciation of particular investments made for the Fund’s portfolio. The Fund could experience losses if these judgments prove to be incorrect. There can be no guarantee that the Adviser’s investment techniques or investment decisions will produce the desired results. Additionally, legislative, regulatory, or tax developments may affect the investments or investment strategies available to the investment manager in connection with managing the Fund, which may also adversely affect the ability of the Fund to achieve its investment objective.
Market Risk. The market values of the Fund’s investments, and therefore the value of the Fund’s shares, will go up and down, sometimes rapidly or unpredictably. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole. The value of the Fund’s investments may go up or down due to general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, or adverse investor sentiment generally. The value of the Fund’s investments may also go up or down due to factors that affect an individual issuer or a particular industry or sector, such as changes in production costs and competitive conditions within an industry. Individual stock prices tend to go up and down more dramatically than those of certain other types of investments, such as bonds. During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by the Fund will rise in value.
Money Market Fund Risk. Although the Fund seeks to preserve the value of your investment at $1.00 per share, you may lose money by investing in the Fund. The share price of money market funds can fall below the $1.00 share price. You should not rely on or expect the Fund’s adviser or its affiliates to enter into support agreements or take other actions to maintain the Fund’s $1.00 share price. The credit quality of the Fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the Fund’s share price. The Fund’s share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. To the extent the Fund holds cash or cash equivalents rather than securities in which it primarily invests or uses to manage risk, the Fund may not achieve its investment objectives and may underperform. Furthermore, amendments to money market fund regulations could impact the Fund’s operations and possibly negatively impact its return.
Municipal Securities Risk. The risk of a municipal obligation generally depends on the financial and credit status of the issuer. Constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives, and the issuer’s regional economic conditions may affect the municipal security’s value, interest payments, repayment of principal and the Fund’s ability to sell the security. Municipal obligations may be more susceptible to downgrades or defaults during recessions or similar periods of economic stress. Municipal securities structured as revenue bonds are generally not backed by the taxing power of the issuing municipality but rather the revenue from the particular project or entity for which the bonds were issued. If the Internal Revenue Service determines that an issuer of a municipal security has not complied with applicable tax requirements, interest from the security could be treated as taxable, which could result in a decline in the security’s value. In addition, there could be changes in applicable tax laws or tax treatments that reduce or eliminate the current federal income tax exemption on municipal securities or otherwise adversely affect the current federal or state tax status of municipal securities.
Repurchase Agreement Risk. If the seller of a repurchase agreement defaults or otherwise does not fulfill its obligations, the Fund may incur delays and losses arising from selling the underlying securities, enforcing its rights, or declining collateral value. These risks are magnified to the extent that a repurchase agreement is secured by securities other than cash or U.S. Government securities.
U.S. Government Obligations Risk. Obligations of U.S. Government agencies and authorities receive varying levels of support and may not be backed by the full faith and credit of the U.S. Government, which could affect the Fund’s ability to recover should they default. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so.
Variable-Rate Demand Notes Risk. The absence of an active secondary market for certain variable and floating rate notes could make it difficult to dispose of these instruments, and a portfolio could suffer a loss if the issuer defaults during periods in which a portfolio is not entitled to exercise its demand rights.
Yield Risk. The Fund’s yield will vary as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in other securities. When interest rates are very low, the Fund’s expenses could absorb all or a portion of the Fund’s income and yield. Additionally, inflation may outpace and diminish investment returns over time.
Treasury Portfolio
Objective(s) and Strategies
The Fund’s investment objective is to provide current income consistent with preservation of capital and liquidity. The Fund’s investment objective may be changed by the Board without shareholder approval.
The Fund invests under normal circumstances at least 80% of its net assets (plus any borrowings for investment purposes) in direct obligations of the U.S. Treasury including bills, notes and bonds, and repurchase agreements secured by those obligations. The Fund invests at least 99.5% of its total assets in cash, Government Securities, and repurchase agreements collateralized by cash or Government Securities. Government Security generally means any security issued or guaranteed as to principal or interest by the U.S. Government or certain of its agencies or instrumentalities; or any certificate of deposit for any of the foregoing. The Fund considers repurchase agreements with the Federal Reserve Bank of New York to be U.S. Government securities for purposes of the Fund’s investment policies.
The Fund will limit investments to those securities that are Eligible Securities as defined by applicable regulations at the time of purchase.
15                                  Short-Term Investment Trust

The Fund is a Government Money Market Fund as defined by Rule 2a-7. As permitted by Rule 2a-7, the Fund seeks to maintain a stable price of $1.00 per share by using the amortized cost method to value portfolio securities and rounding the share value to the nearest cent. The Fund invests in conformity with SEC rules and regulation requirements for money market funds for the quality, maturity, diversification and liquidity of investments. The Fund invests only in U.S. dollar denominated securities maturing within 397 days of the date of purchase, with certain exceptions permitted by applicable regulations. The Fund maintains a dollar-weighted average portfolio maturity of no more than 60 days, and a dollar-weighted average portfolio maturity as determined without exceptions regarding certain interest rate adjustments under Rule 2a-7 of no more than 120 days. Each investment must be determined to present minimal credit risks by the Adviser pursuant to guidelines approved by the Board, and must be an Eligible Security.
In selecting securities for the Fund’s portfolio, the portfolio managers focus on securities that offer safety, liquidity, and a competitive yield. The Adviser conducts a credit analysis of each potential issuer prior to the purchase of its securities.
The portfolio managers normally hold portfolio securities to maturity, but may sell a security when they deem it advisable, such as when market or credit factors materially change.
The Fund may, from time to time, take temporary defensive positions by holding cash, shortening the Fund’s dollar-weighted average portfolio maturity or investing in other securities that are Eligible Securities for purchase by money market funds as described in the Fund’s Statement of Additional Information (SAI), in anticipation of or in response to adverse market, economic, political or other conditions. If the Fund’s portfolio managers do so, different factors could affect the Fund’s performance and the Fund may not achieve its investment objective.
The Fund’s investments in the types of securities and other investments described in this prospectus vary from time to time, and, at any time, the Fund may not be invested in all of the types of securities and other investments described in this prospectus. The Fund may also invest in securities and other investments not described in this prospectus.
For more information, see “Description of the Funds and Their Investments and Risks” in the Fund’s SAI.
Risks
The principal risks of investing in the Fund are:
Debt Securities Risk. The prices of debt securities held by the Fund will be affected by changes in interest rates, the creditworthiness of the issuer and other factors. An increase in prevailing interest rates typically causes the value of existing debt securities to fall and often has a greater impact on longer-duration debt securities and higher quality debt securities. Falling interest rates will cause the Fund to reinvest the proceeds of debt securities that have been repaid by the issuer at lower interest rates. Falling interest rates may also reduce the Fund’s distributable income because interest payments on floating rate debt instruments held by the Fund will decline. The Fund could lose money on investments in debt securities if the issuer or borrower fails to meet its obligations to make interest payments and/or to repay principal in a timely manner. If an issuer seeks to restructure the terms of its borrowings or the Fund is required to seek recovery upon a default in the payment of interest or the repayment of principal, the Fund may incur additional expenses. Changes in an issuer’s financial strength, the market’s perception of such strength or in the credit rating of the issuer or the security may affect the value of debt securities. The Adviser’s credit analysis may fail to anticipate such changes, which could result in buying a debt security at an inopportune time or failing to sell a debt security in advance of a price decline or other credit event.
Liquidity Risk. The Fund may be unable to sell illiquid investments at the time or price it desires and, as a result, could lose its entire investment in such investments. An investment may be illiquid due to a lack of trading volume in the investment or if the investment is privately placed and not traded in any public market or is otherwise restricted from trading. Certain restricted securities require special registration and pose valuation difficulties. Liquid securities can become illiquid during periods of market stress. If a significant amount of the Fund’s securities become illiquid, the Fund may not be able to timely pay redemption proceeds and may need to sell securities at significantly reduced prices.
Management Risk. The Fund is actively managed and depends heavily on the Adviser’s judgment about markets, interest rates or the attractiveness, relative values, liquidity, or potential appreciation of particular investments made for the Fund’s portfolio. The Fund could experience losses if these judgments prove to be incorrect. There can be no guarantee that the Adviser’s investment techniques or investment decisions will produce the desired results. Additionally, legislative, regulatory, or tax developments may affect the investments or investment strategies available to the investment manager in connection with managing the Fund, which may also adversely affect the ability of the Fund to achieve its investment objective.
Market Risk. The market values of the Fund’s investments, and therefore the value of the Fund’s shares, will go up and down, sometimes rapidly or unpredictably. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole. The value of the Fund’s investments may go up or down due to general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, or adverse investor sentiment generally. The value of the Fund’s investments may also go up or down due to factors that affect an individual issuer or a particular industry or sector, such as changes in production costs and competitive conditions within an industry. Individual stock prices tend to go up and down more dramatically than those of certain other types of investments, such as bonds. During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by the Fund will rise in value.
Money Market Fund Risk. Although the Fund seeks to preserve the value of your investment at $1.00 per share, you may lose money by investing in the Fund. The share price of money market funds can fall below the $1.00 share price. You should not rely on or expect the Fund’s adviser or its affiliates to enter into support agreements or take other actions to maintain the Fund’s $1.00 share price. The credit quality of the Fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the Fund’s share price. The Fund’s share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. To the extent the Fund holds cash or cash equivalents rather than securities in which it primarily invests or uses to manage risk, the Fund may not achieve its investment objectives and may underperform. Furthermore, amendments to money market fund regulations could impact the Fund’s operations and possibly negatively impact its return.
Repurchase Agreement Risk. If the seller of a repurchase agreement defaults or otherwise does not fulfill its obligations, the Fund may incur delays and losses arising from selling the underlying securities, enforcing its rights, or declining collateral value.
U.S. Government Obligations Risk. Obligations of U.S. Government agencies and authorities receive varying levels of support and may not be backed by the full faith and credit of the U.S. Government, which could affect the Fund’s ability to recover should they default. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so.
Yield Risk. The Fund’s yield will vary as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in other securities. When interest rates are very low, the Fund’s expenses could absorb all or a portion of the Fund’s income and yield. Additionally, inflation may outpace and diminish investment returns over time.
16                                  Short-Term Investment Trust

Government & Agency Portfolio
Objective(s) and Strategies
The Fund’s investment objective is to provide current income consistent with preservation of capital and liquidity. The Fund’s investment objective may be changed by the Board without shareholder approval.
The Fund invests at least 99.5% of its total assets in cash, Government Securities, and repurchase agreements collateralized by cash or Government Securities. Government Security generally means any security issued or guaranteed as to principal or interest by the U.S. Government or certain of its agencies or instrumentalities; or any certificate of deposit for any of the foregoing. The Fund considers repurchase agreements with the Federal Reserve Bank of New York to be U.S. Government securities for purposes of the Fund’s investment policies.
The Fund will limit investments to those securities that are Eligible Securities as defined by applicable regulations at the time of purchase.
The Fund is a Government Money Market Fund as defined by Rule 2a-7. As permitted by Rule 2a-7, the Fund seeks to maintain a stable price of $1.00 per share by using the amortized cost method to value portfolio securities and rounding the share value to the nearest cent. The Fund invests in conformity with SEC rules and regulation requirements for money market funds for the quality, maturity, diversification and liquidity of investments. The Fund invests only in U.S. dollar denominated securities maturing within 397 days of the date of purchase, with certain exceptions permitted by applicable regulations. The Fund maintains a dollar-weighted average portfolio maturity of no more than 60 days, and a dollar-weighted average portfolio maturity as determined without exceptions regarding certain interest rate adjustments under Rule 2a-7 of no more than 120 days. Each investment must be determined to present minimal credit risks by the Adviser pursuant to guidelines approved by the Board, and must be an Eligible Security.
In selecting securities for the Fund’s portfolio, the portfolio managers focus on securities that offer safety, liquidity, and a competitive yield. The Adviser conducts a credit analysis of each potential issuer prior to the purchase of its securities.
The portfolio managers normally hold portfolio securities to maturity, but may sell a security when they deem it advisable, such as when market or credit factors materially change.
The Fund may, from time to time, take temporary defensive positions by holding cash, shortening the Fund’s dollar-weighted average portfolio maturity or investing in other securities that are Eligible Securities for purchase by money market funds as described in the Fund’s Statement of Additional Information (SAI), in anticipation of or in response to adverse market, economic, political or other conditions. If the Fund’s portfolio managers do so, different factors could affect the Fund’s performance and the Fund may not achieve its investment objective.
The Fund’s investments in the types of securities and other investments described in this prospectus vary from time to time, and, at any time, the Fund may not be invested in all of the types of securities and other investments described in this prospectus. The Fund may also invest in securities and other investments not described in this prospectus.
For more information, see “Description of the Funds and Their Investments and Risks” in the Fund’s SAI.
Risks
The principal risks of investing in the Fund are:
Debt Securities Risk. The prices of debt securities held by the Fund will be affected by changes in interest rates, the creditworthiness of the issuer and other factors. An increase in prevailing interest rates typically causes the value of existing debt securities to fall and often has a greater impact on longer-duration debt securities and higher quality debt securities. Falling interest rates will cause the Fund to reinvest the proceeds of debt securities that have been repaid by the issuer at lower interest rates. Falling interest rates may also reduce the Fund’s distributable income because interest payments on floating rate debt instruments held by the Fund will decline.
The Fund could lose money on investments in debt securities if the issuer or borrower fails to meet its obligations to make interest payments and/or to repay principal in a timely manner. If an issuer seeks to restructure the terms of its borrowings or the Fund is required to seek recovery upon a default in the payment of interest or the repayment of principal, the Fund may incur additional expenses. Changes in an issuer’s financial strength, the market’s perception of such strength or in the credit rating of the issuer or the security may affect the value of debt securities. The Adviser’s credit analysis may fail to anticipate such changes, which could result in buying a debt security at an inopportune time or failing to sell a debt security in advance of a price decline or other credit event.
Liquidity Risk. The Fund may be unable to sell illiquid investments at the time or price it desires and, as a result, could lose its entire investment in such investments. An investment may be illiquid due to a lack of trading volume in the investment or if the investment is privately placed and not traded in any public market or is otherwise restricted from trading. Certain restricted securities require special registration and pose valuation difficulties. Liquid securities can become illiquid during periods of market stress. If a significant amount of the Fund’s securities become illiquid, the Fund may not be able to timely pay redemption proceeds and may need to sell securities at significantly reduced prices.
Management Risk. The Fund is actively managed and depends heavily on the Adviser’s judgment about markets, interest rates or the attractiveness, relative values, liquidity, or potential appreciation of particular investments made for the Fund’s portfolio. The Fund could experience losses if these judgments prove to be incorrect. There can be no guarantee that the Adviser’s investment techniques or investment decisions will produce the desired results. Additionally, legislative, regulatory, or tax developments may affect the investments or investment strategies available to the investment manager in connection with managing the Fund, which may also adversely affect the ability of the Fund to achieve its investment objective.
Market Risk. The market values of the Fund’s investments, and therefore the value of the Fund’s shares, will go up and down, sometimes rapidly or unpredictably. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole. The value of the Fund’s investments may go up or down due to general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, or adverse investor sentiment generally. The value of the Fund’s investments may also go up or down due to factors that affect an individual issuer or a particular industry or sector, such as changes in production costs and competitive conditions within an industry. Individual stock prices tend to go up and down more dramatically than those of certain other types of investments, such as bonds. During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by the Fund will rise in value.
Money Market Fund Risk. Although the Fund seeks to preserve the value of your investment at $1.00 per share, you may lose money by investing in the Fund. The share price of money market funds can fall below the $1.00 share price. You should not rely on or expect the Fund’s adviser or its affiliates to enter into support agreements or take other actions to maintain the Fund’s $1.00 share price. The credit quality of the Fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the Fund’s share price. The Fund’s share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. To the extent the Fund holds cash or cash equivalents rather than securities in which it primarily invests or uses to manage risk, the Fund may not achieve its investment objectives and may underperform. Furthermore, amendments to money market fund regulations could impact the Fund’s operations and possibly negatively impact its return.
17                                  Short-Term Investment Trust

Repurchase Agreement Risk. If the seller of a repurchase agreement defaults or otherwise does not fulfill its obligations, the Fund may incur delays and losses arising from selling the underlying securities, enforcing its rights, or declining collateral value.
U.S. Government Obligations Risk. Obligations of U.S. Government agencies and authorities receive varying levels of support and may not be backed by the full faith and credit of the U.S. Government, which could affect the Fund’s ability to recover should they default. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so.
Yield Risk. The Fund’s yield will vary as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in other securities. When interest rates are very low, the Fund’s expenses could absorb all or a portion of the Fund’s income and yield. Additionally, inflation may outpace and diminish investment returns over time.
Government TaxAdvantage Portfolio
Objective(s) and Strategies
The Fund’s investment objective is to provide current income consistent with preservation of capital and liquidity. The Fund’s investment objective may be changed by the Board without shareholder approval.
The Fund invests at least 99.5% of its total assets in cash and Government Securities. Government Security generally means any security issued or guaranteed as to principal or interest by the U.S. Government or certain of its agencies or instrumentalities; or any certificate of deposit for any of the foregoing. At the present time, the Fund has no current intention to invest in securities other than direct obligations of the U.S. Treasury and Agency Securities.
The Fund will limit investments to those securities that are Eligible Securities as defined by applicable regulations at the time of purchase.
The Fund also seeks to distribute dividends that are exempt from state and local taxation in many states.
The Fund is a Government Money Market Fund, as defined by Rule 2a-7. As permitted by Rule 2a-7, the Fund seeks to maintain a stable price of $1.00 per share by using the amortized cost method to value portfolio securities and rounding the share value to the nearest cent. The Fund invests in conformity with SEC rules and regulation requirements for money market funds for the quality, maturity, diversification and liquidity of investments. The Fund invests only in U.S. dollar denominated securities maturing within 397 days of the date of purchase, with certain exceptions permitted by applicable regulations. The Fund maintains a dollar-weighted average portfolio maturity of no more than 60 days, and a dollar-weighted average portfolio maturity as determined without exceptions regarding certain interest rate adjustments under Rule 2a-7 of no more than 120 days. Each investment must be determined to present minimal credit risks by the Adviser pursuant to guidelines approved by the Board, and must be an Eligible Security.
In selecting securities for the Fund’s portfolio, the portfolio managers focus on securities that offer safety, liquidity, and a competitive yield. The Adviser conducts a credit analysis of each potential issuer prior to the purchase of its securities.
The portfolio managers normally hold portfolio securities to maturity, but may sell a security when they deem it advisable, such as when market or credit factors materially change.
The Fund may, from time to time, take temporary defensive positions by holding cash, shortening the Fund’s dollar-weighted average portfolio maturity or investing in other securities that are Eligible Securities for purchase by money market funds as described in the Fund’s Statement of Additional Information (SAI), in anticipation of or in response to adverse market, economic, political or other conditions. If the Fund’s portfolio managers do so, different factors could affect the Fund’s performance and the Fund may not achieve its investment objective.
The Fund’s investments in the types of securities and other investments described in this prospectus vary from time to time, and, at any time, the
Fund may not be invested in all of the types of securities and other investments described in this prospectus. The Fund may also invest in securities and other investments not described in this prospectus.
For more information, see “Description of the Funds and Their Investments and Risks” in the Fund’s SAI.
Risks
The principal risks of investing in the Fund are:
Debt Securities Risk. The prices of debt securities held by the Fund will be affected by changes in interest rates, the creditworthiness of the issuer and other factors. An increase in prevailing interest rates typically causes the value of existing debt securities to fall and often has a greater impact on longer-duration debt securities and higher quality debt securities. Falling interest rates will cause the Fund to reinvest the proceeds of debt securities that have been repaid by the issuer at lower interest rates. Falling interest rates may also reduce the Fund’s distributable income because interest payments on floating rate debt instruments held by the Fund will decline. The Fund could lose money on investments in debt securities if the issuer or borrower fails to meet its obligations to make interest payments and/or to repay principal in a timely manner. If an issuer seeks to restructure the terms of its borrowings or the Fund is required to seek recovery upon a default in the payment of interest or the repayment of principal, the Fund may incur additional expenses. Changes in an issuer’s financial strength, the market’s perception of such strength or in the credit rating of the issuer or the security may affect the value of debt securities. The Adviser’s credit analysis may fail to anticipate such changes, which could result in buying a debt security at an inopportune time or failing to sell a debt security in advance of a price decline or other credit event.
Liquidity Risk. The Fund may be unable to sell illiquid investments at the time or price it desires and, as a result, could lose its entire investment in such investments. An investment may be illiquid due to a lack of trading volume in the investment or if the investment is privately placed and not traded in any public market or is otherwise restricted from trading. Certain restricted securities require special registration and pose valuation difficulties. Liquid securities can become illiquid during periods of market stress. If a significant amount of the Fund’s securities become illiquid, the Fund may not be able to timely pay redemption proceeds and may need to sell securities at significantly reduced prices.
Management Risk. The Fund is actively managed and depends heavily on the Adviser’s judgment about markets, interest rates or the attractiveness, relative values, liquidity, or potential appreciation of particular investments made for the Fund’s portfolio. The Fund could experience losses if these judgments prove to be incorrect. There can be no guarantee that the Adviser’s investment techniques or investment decisions will produce the desired results. Additionally, legislative, regulatory, or tax developments may affect the investments or investment strategies available to the investment manager in connection with managing the Fund, which may also adversely affect the ability of the Fund to achieve its investment objective.
Market Risk. The market values of the Fund’s investments, and therefore the value of the Fund’s shares, will go up and down, sometimes rapidly or unpredictably. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole. The value of the Fund’s investments may go up or down due to general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, or adverse investor sentiment generally. The value of the Fund’s investments may also go up or down due to factors that affect an individual issuer or a particular industry or sector, such as changes in production costs and competitive conditions within an industry. Individual stock prices tend to go up and down more dramatically than those of certain other types of investments, such as bonds. During a general downturn in the financial markets, multiple asset classes may decline in
18                                  Short-Term Investment Trust

value. When markets perform well, there can be no assurance that specific investments held by the Fund will rise in value.
Money Market Fund Risk. Although the Fund seeks to preserve the value of your investment at $1.00 per share, you may lose money by investing in the Fund. The share price of money market funds can fall below the $1.00 share price. You should not rely on or expect the Fund’s adviser or its affiliates to enter into support agreements or take other actions to maintain the Fund’s $1.00 share price. The credit quality of the Fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the Fund’s share price. The Fund’s share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. To the extent the Fund holds cash or cash equivalents rather than securities in which it primarily invests or uses to manage risk, the Fund may not achieve its investment objectives and may underperform. Furthermore, amendments to money market fund regulations could impact the Fund’s operations and possibly negatively impact its return.
U.S. Government Obligations Risk. Obligations of U.S. Government agencies and authorities receive varying levels of support and may not be backed by the full faith and credit of the U.S. Government, which could affect the Fund’s ability to recover should they default. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so.
Yield Risk. The Fund’s yield will vary as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in other securities. When interest rates are very low, the Fund’s expenses could absorb all or a portion of the Fund’s income and yield. Additionally, inflation may outpace and diminish investment returns over time.
Tax-Free Cash Reserve Portfolio
Objective(s) and Strategies
The Fund’s investment objective is to provide tax-exempt income consistent with preservation of capital and liquidity. The Fund’s investment objective may be changed by the Board without shareholder approval.
The Fund invests under normal circumstances at least 80% of its net assets (plus any borrowings for investment purposes) in debt securities that (i) pay interest that is excluded from gross income for federal income tax purposes, and (ii) do not produce income that will be considered to be an item of preference for purposes of the alternative minimum tax. While the Fund’s distributions are primarily exempt from federal income tax, a portion of the Fund’s distributions may be subject to the federal alternative minimum tax and state and local taxes.
In complying with the 80% investment requirement, the Fund may include other instruments that have economic characteristics similar to the Fund's direct investments that are counted toward the 80% investment requirement.
The Fund will limit investments to those securities that are Eligible Securities as defined by applicable regulations at the time of purchase.
The Fund invests primarily in high quality U.S. dollar-denominated short-term debt obligations, including: (i) municipal securities; (ii) tax-exempt commercial paper; and (iii) cash equivalents. These securities may have credit and liquidity enhancements provided by banks, insurance companies or other financial institutions. Municipal securities include debt obligations of states, territories and possessions of the United States and the District of Columbia, their political subdivisions, agencies and instrumentalities, authorities thereof, and multi-state agencies, issued to obtain funds for various public purposes. Municipal lease obligations, synthetic municipal securities and certain types of industrial revenue bonds are treated as municipal securities. Synthetic municipal securities include variable rate instruments, which are created when fixed rate bonds are coupled with a third party demand feature.
Other securities held by the Fund may be structured with demand features which have the effect of shortening the security’s maturity.
As permitted by Rule 2a-7, the Fund seeks to maintain a stable price of $1.00 per share by using the amortized cost method to value portfolio securities and rounding the share value to the nearest cent. The Fund invests in conformity with SEC rules and regulation requirements for money market funds for the quality, maturity, diversification and liquidity of investments. The Fund invests only in U.S. dollar denominated securities maturing within 397 days of the date of purchase, with certain exceptions permitted by applicable regulations. The Fund maintains a dollar-weighted average portfolio maturity of no more than 60 days, and a dollar-weighted average portfolio maturity as determined without exceptions regarding certain interest rate adjustments under Rule 2a-7 of no more than 120 days. Each investment must be determined to present minimal credit risks by the Adviser pursuant to guidelines approved by the Board, and must be an Eligible Security.
The Fund may invest in U.S. dollar-denominated foreign securities. Some of the Fund’s investments, although U.S. dollar-denominated, may be subject to foreign credit exposure.
The Fund may also invest in daily and weekly variable-rate demand notes.
In selecting securities for the Fund’s portfolio, the portfolio managers focus on securities that offer safety, liquidity, and a competitive yield. The Adviser conducts a credit analysis of each potential issuer prior to the purchase of its securities.
The portfolio managers normally hold portfolio securities to maturity, but may sell a security when they deem it advisable, such as when market or credit factors materially change.
The Fund may, from time to time, take temporary defensive positions by holding cash, shortening the Fund’s dollar-weighted average portfolio maturity or investing in other securities that are Eligible Securities for purchase by money market funds as described in the Fund’s Statement of Additional Information (SAI), in anticipation of or in response to adverse market, economic, political or other conditions. If the Fund’s portfolio managers do so, different factors could affect the Fund’s performance and the Fund may not achieve its investment objective.
The Fund’s investments in the types of securities and other investments described in this prospectus vary from time to time, and, at any time, the Fund may not be invested in all of the types of securities and other investments described in this prospectus. The Fund may also invest in securities and other investments not described in this prospectus.
For more information, see “Description of the Funds and Their Investments and Risks” in the Fund’s SAI.
Risks
The principal risks of investing in the Fund are:
Banking and Financial Services Industry Focus Risk. From time to time, the Fund may invest more than 25% of its assets in unsecured bank instruments, including but not limited to certificates of deposit and time deposits, or securities that may have guarantees or credit and liquidity enhancements provided by banks, insurance companies or other financial institutions. To the extent the Fund focuses its investments in these instruments or securities, the Fund’s performance will depend on the overall condition of those industries and the individual banks and financial institutions in which the Fund invests (directly or indirectly). Financial services companies may be dependent on the supply of short-term financing. The value of bank instruments and securities of issuers in the banking and financial services industry, or guaranteed by such issuers, can be affected by and sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad. The risk of holding bank instruments is also directly tied to the risk of insolvency or bankruptcy of the issuing banks, which risk may be higher for larger or more complex financial institutions that combine traditional, commercial and investment banking.
Debt Securities Risk. The prices of debt securities held by the Fund will be affected by changes in interest rates, the creditworthiness of the issuer
19                                  Short-Term Investment Trust

and other factors. An increase in prevailing interest rates typically causes the value of existing debt securities to fall and often has a greater impact on longer-duration debt securities and higher quality debt securities. Falling interest rates will cause the Fund to reinvest the proceeds of debt securities that have been repaid by the issuer at lower interest rates. Falling interest rates may also reduce the Fund’s distributable income because interest payments on floating rate debt instruments held by the Fund will decline. The Fund could lose money on investments in debt securities if the issuer or borrower fails to meet its obligations to make interest payments and/or to repay principal in a timely manner. If an issuer seeks to restructure the terms of its borrowings or the Fund is required to seek recovery upon a default in the payment of interest or the repayment of principal, the Fund may incur additional expenses. Changes in an issuer’s financial strength, the market’s perception of such strength or in the credit rating of the issuer or the security may affect the value of debt securities. The Adviser’s credit analysis may fail to anticipate such changes, which could result in buying a debt security at an inopportune time or failing to sell a debt security in advance of a price decline or other credit event.
Foreign Securities and Credit Exposure Risk. U.S. dollar-denominated securities carrying foreign credit exposure may be affected by unfavorable political, economic or governmental developments that could affect payments of principal and interest. Furthermore, the value of the Fund’s foreign investments may be adversely affected by political and social instability in their home countries, by changes in economic or taxation policies in those countries, or by the difficulty in enforcing obligations in those countries. Foreign companies generally may be subject to less stringent regulations than U.S. companies, including financial reporting requirements and auditing and accounting controls. As a result, there generally is less publicly available information about foreign companies than about U.S. companies. Trading in many foreign securities may be less liquid and more volatile than U.S. securities due to the size of the market or other factors.
Liquidity Risk. The Fund may be unable to sell illiquid investments at the time or price it desires and, as a result, could lose its entire investment in such investments. An investment may be illiquid due to a lack of trading volume in the investment or if the investment is privately placed and not traded in any public market or is otherwise restricted from trading. Certain restricted securities require special registration and pose valuation difficulties. Liquid securities can become illiquid during periods of market stress. If a significant amount of the Fund’s securities become illiquid, the Fund may not be able to timely pay redemption proceeds and may need to sell securities at significantly reduced prices.
Management Risk. The Fund is actively managed and depends heavily on the Adviser’s judgment about markets, interest rates or the attractiveness, relative values, liquidity, or potential appreciation of particular investments made for the Fund’s portfolio. The Fund could experience losses if these judgments prove to be incorrect. There can be no guarantee that the Adviser’s investment techniques or investment decisions will produce the desired results. Additionally, legislative, regulatory, or tax developments may affect the investments or investment strategies available to the investment manager in connection with managing the Fund, which may also adversely affect the ability of the Fund to achieve its investment objective.
Market Risk. The market values of the Fund’s investments, and therefore the value of the Fund’s shares, will go up and down, sometimes rapidly or unpredictably. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole. The value of the Fund’s investments may go up or down due to general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, or adverse investor sentiment generally. The value of the Fund’s investments may also go up or down due to factors that affect an individual issuer or a particular industry or sector, such as changes in production costs and competitive conditions within an industry. Individual stock prices tend to go up and down more dramatically than those of certain other types of investments, such as bonds. During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by the Fund will rise in value.
Money Market Fund Risk. Although the Fund seeks to preserve the value of your investment at $1.00 per share, you may lose money by investing in the Fund. The share price of money market funds can fall below the $1.00 share price. You should not rely on or expect the Fund’s adviser or its affiliates to enter into support agreements or take other actions to maintain the Fund’s $1.00 share price. The credit quality of the Fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the Fund’s share price. The Fund’s share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. To the extent the Fund holds cash or cash equivalents rather than securities in which it primarily invests or uses to manage risk, the Fund may not achieve its investment objectives and may underperform. Furthermore, amendments to money market fund regulations could impact the Fund’s operations and possibly negatively impact its return.
Municipal Securities Risk. The risk of a municipal obligation generally depends on the financial and credit status of the issuer. Constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives, and the issuer’s regional economic conditions may affect the municipal security’s value, interest payments, repayment of principal and the Fund’s ability to sell the security. Municipal obligations may be more susceptible to downgrades or defaults during recessions or similar periods of economic stress. Municipal securities structured as revenue bonds are generally not backed by the taxing power of the issuing municipality but rather the revenue from the particular project or entity for which the bonds were issued. If the Internal Revenue Service determines that an issuer of a municipal security has not complied with applicable tax requirements, interest from the security could be treated as taxable, which could result in a decline in the security’s value. In addition, there could be changes in applicable tax laws or tax treatments that reduce or eliminate the current federal income tax exemption on municipal securities or otherwise adversely affect the current federal or state tax status of municipal securities.
U.S. Government Obligations Risk. Obligations of U.S. Government agencies and authorities receive varying levels of support and may not be backed by the full faith and credit of the U.S. Government, which could affect the Fund’s ability to recover should they default. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so.
Variable-Rate Demand Notes Risk. The absence of an active secondary market for certain variable and floating rate notes could make it difficult to dispose of these instruments, and a portfolio could suffer a loss if the issuer defaults during periods in which a portfolio is not entitled to exercise its demand rights.
Yield Risk. The Fund’s yield will vary as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in other securities. When interest rates are very low, the Fund’s expenses could absorb all or a portion of the Fund’s income and yield. Additionally, inflation may outpace and diminish investment returns over time.
Portfolio Holdings
Information concerning the Funds' portfolio holdings as well as their dollar-weighted average portfolio maturity and dollar-weighted average life to maturity as of the last business day of the preceding month will be posted on their Web site no later than five business days after the end of the month and remain posted on the Web site for six months thereafter.
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A description of Fund policies and procedures with respect to the disclosure of Fund portfolio holdings is available in the SAI, which is available at www.invesco.com/us.

Fund Management

The Adviser(s)
Invesco serves as each Fund’s investment adviser. The Adviser manages the investment operations of each Fund as well as other investment portfolios that encompass a broad range of investment objectives, and has agreed to perform or arrange for the performance of each Fund’s day-to-day management. The Adviser is located at 1555 Peachtree Street, N.E., Atlanta, Georgia 30309. The Adviser, as successor in interest to multiple investment advisers, has been an investment adviser since 1976.
Adviser Compensation
During the fiscal year ended August 31, 2015, the Adviser received compensation of 0.12% of Liquid Assets Portfolio’s average daily net assets, after fee waiver and/or expense reimbursement.
During the fiscal year ended August 31, 2015, the Adviser received compensation of 0.03% of STIC Prime Portfolio’s average daily net assets, after fee waiver and/or expense reimbursement.
During the fiscal year ended August 31, 2015, the Adviser received compensation of 0.04% of Treasury Portfolio’s average daily net assets, after fee waiver and/or expense reimbursement.
During the fiscal year ended August 31, 2015, the Adviser received compensation of 0.05% of Government & Agency Portfolio’s average daily net assets, after fee waiver and/or expense reimbursement.
During the fiscal year ended August 31, 2015, the Adviser did not receive any compensation from Government TaxAdvantage Portfolio, after fee waiver and/or expense reimbursement.
During the fiscal year ended August 31, 2015, the Adviser did not receive any compensation from Tax-Free Cash Reserve Portfolio, after fee waiver and/or expense reimbursement.
The Adviser, Invesco Distributors, or one of their affiliates may, from time to time, at their expense out of their own financial resources make cash payments to financial intermediaries for marketing support and/or administrative support. These marketing support payments and administrative support payments are in addition to the payments by the Funds described in this prospectus. Because they are not paid by the Funds, these marketing support payments and administrative support payments will not change the price paid by investors for the purchase of the Funds’ shares or the amount that a Fund will receive as proceeds from such sales. In certain cases these cash payments could be significant to the financial intermediaries. These cash payments may also create an incentive for a financial intermediary to recommend or sell shares of the Funds to its customers. Please contact your financial intermediary for details about any payments they or their firm may receive in connection with the sale of shares of the Funds or the provision of services to the Funds. Also, please see the Funds’ SAI for more information about these types of payments.
A discussion regarding the basis for the Board’s approval of the investment advisory agreement and investment sub-advisory agreements of each Fund is available in each Fund’s most recent annual report to shareholders for the twelve-month period ended August 31.

Other Information

Dividends and Distributions
Liquid Assets Portfolio expects, based on its investment objective and strategies, that its dividends and distributions, if any, will consist primarily of ordinary income.
STIC Prime Portfolio expects, based on its investment objective and strategies, that its dividends and distributions, if any, will consist primarily of ordinary income.
Treasury Portfolio expects, based on its investment objective and strategies, that its dividends and distributions, if any, will consist primarily of ordinary income.
Government & Agency Portfolio expects, based on its investment objective and strategies, that its dividends and distributions, if any, will consist primarily of ordinary income.
Government TaxAdvantage Portfolio expects, based on its investment objective and strategies, that its dividends and distributions, if any, will consist primarily of ordinary income.
Tax-Free Cash Reserve Portfolio expects, based on its investment objective and strategies, that its dividends and distributions, if any, will consist primarily of tax-exempt income.
Dividends
Liquid Assets Portfolio generally declares dividends, if any, daily and pays them monthly.
STIC Prime Portfolio generally declares dividends, if any, daily and pays them monthly.
Treasury Portfolio generally declares dividends, if any, daily and pays them monthly.
Government & Agency Portfolio generally declares dividends, if any, daily and pays them monthly.
Government TaxAdvantage Portfolio generally declares dividends, if any, daily and pays them monthly.
Tax-Free Cash Reserve Portfolio generally declares dividends, if any, daily and pays them monthly.
Dividends are paid on settled shares of the Liquid Assets Portfolio, Treasury Portfolio, Government & Agency Portfolio and STIC Prime Portfolio as of 5:30 p.m. Eastern Time, and of the Government TaxAdvantage Portfolio and Tax-Free Cash Reserve Portfolio as of 3:30 p.m. Eastern Time (“Settlement Time”). If a Fund closes early on a business day, such Fund will pay dividends on settled shares at such earlier closing time. Generally, shareholders whose purchase orders have been accepted by the Funds prior to the respective Fund’s Settlement Time, or an earlier close time on any day that a Fund closes early, are eligible to receive dividends on that business day. The dividend declared on any day preceding a non-business day or days of a Fund will include the net income accrued on such non-business day or days. Dividends and distributions are reinvested in the form of additional full and fractional shares at net asset value unless the shareholder has elected to have such dividends and distributions paid in cash. See “Pricing of Shares – Timing of Orders” for a description of the Fund’s business days.
Capital Gains Distributions
Liquid Assets Portfolio generally distributes net realized capital gains (including net short-term capital gains), if any, at least annually. The Fund does not expect to realize any long-term capital gains and losses.
STIC Prime Portfolio generally distributes net realized capital gains (including net short-term capital gains), if any, at least annually. The Fund does not expect to realize any long-term capital gains and losses.
Treasury Portfolio generally distributes net realized capital gains (including net short-term capital gains), if any, at least annually. The Fund does not expect to realize any long-term capital gains and losses.
Government & Agency Portfolio generally distributes net realized capital gains (including net short-term capital gains), if any, at least annually. The Fund does not expect to realize any long-term capital gains and losses.
Government TaxAdvantage Portfolio generally distributes net realized capital gains (including net short-term capital gains), if any, at least annually. The Fund does not expect to realize any long-term capital gains and losses.
Tax-Free Cash Reserve Portfolio generally distributes net realized capital gains (including net short-term capital gains), if any, at least annually. The Fund does not expect to realize any long-term capital gains and losses.
21                                  Short-Term Investment Trust

Financial Highlights
The financial highlights table is intended to help you understand each Fund’s financial performance of the Corporate Class shares. Certain information reflects financial results for a single Fund share.
The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions).
This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with a Fund’s financial statements, is included in each Fund’s annual report, which is available upon request.
Corporate Class
	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income to average net assets
Liquid Assets Portfolio
Year ended 08/31/15	$1.00	$0.00	$ 0.00	$0.00	$(0.00)	$ —	$(0.00)	$1.00	0.05%	$1,054,301	0.17% (c)	0.20% (c)	0.05% (c)
Year ended 08/31/14	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.04	670,700	0.17	0.20	0.04
Year ended 08/31/13	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.09	1,496,576	0.17	0.20	0.09
Year ended 08/31/12	1.00	0.00	(0.00)	0.00	(0.00)	—	(0.00)	1.00	0.12	1,937,039	0.17	0.21	0.12
Year ended 08/31/11	1.00	0.00	(0.00)	0.00	(0.00)	—	(0.00)	1.00	0.12	1,858,584	0.17	0.20	0.12

STIC Prime Portfolio
Year ended 08/31/15	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.04	77,043	0.07 (c)	0.22 (c)	0.10 (c)
Year ended 08/31/14	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.08	59,554	0.06	0.22	0.08
Year ended 08/31/13	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.06	68,522	0.11	0.22	0.08
Year ended 08/31/12	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.08	96,655	0.14	0.23	0.06
Year ended 08/31/11	1.00	0.00	—	0.00	(0.00)	—	(0.00)	1.00	0.08	102,632	0.16	0.22	0.08

Treasury Portfolio
Year ended 08/31/15	1.00	0.00	(0.00)	0.00	(0.00)	—	(0.00)	1.00	0.01	1,770,653	0.06 (c)	0.20 (c)	0.02 (c)
Year ended 08/31/14	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.01	1,423,728	0.04	0.20	0.02
Year ended 08/31/13	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.02	2,837,170	0.09	0.21	0.02
Year ended 08/31/12	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.03	2,002,611	0.08	0.21	0.02
Year ended 08/31/11	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.02	1,856,324	0.11	0.21	0.02

Government & Agency Portfolio
Year ended 08/31/15	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.02	631,189	0.08 (c)	0.16 (c)	0.02 (c)
Year ended 08/31/14	1.00	0.00	—	0.00	(0.00)	—	(0.00)	1.00	0.02	659,821	0.06	0.16	0.02
Year ended 08/31/13	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.03	835,545	0.11	0.17	0.02
Year ended 08/31/12	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.02	505,026	0.10	0.16	0.03
Year ended 08/31/11	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.04	1,344,281	0.13	0.16	0.04

Government TaxAdvantage Portfolio
Year ended 08/31/15	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.02	28,019	0.00 (c)	0.36 (c)	0.08 (c)
Year ended 08/31/14	1.00	0.00	(0.00)	0.00	(0.00)	—	(0.00)	1.00	0.04	50,514	0.02	0.32	0.03
Year ended 08/31/13	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.03	10	0.06	0.23	0.03
Year ended 08/31/12	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.03	10	0.07	0.25	0.02
Year ended 08/31/11	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.03	50,842	0.10	0.29	0.04

Tax-Free Cash Reserve Portfolio
Year ended 08/31/15	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.01	26,479	0.03 (c)	0.34 (c)	0.04 (c)
Year ended 08/31/14	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.05	31,522	0.04	0.33	0.04
Year ended 08/31/13	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.06	31,450	0.10	0.33	0.06
Year ended 08/31/12	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.06	27,320	0.13	0.33	0.06
Year ended 08/31/11	1.00	0.00	(0.00)	0.00	(0.00)	—	(0.00)	1.00	0.04	27,954	0.24	0.32	0.05

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(c)	Ratios are based on average daily net assets (000’s omitted) of $969,186, $86,646, $1,546,112, $397,937, $28,983 and $30,661 for Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio, Government TaxAdvantage Portfolio and Tax-Free Cash Reserve Portfolio, respectively.
22                                  Short-Term Investment Trust

Hypothetical Investment and Expense Information

In connection with the final settlement reached between Invesco and certain of its affiliates with certain regulators, including the New York Attorney General’s Office, the SEC and the Colorado Attorney General’s Office (the settlement) arising out of certain market timing and unfair pricing allegations made against Invesco and certain of its affiliates, Invesco and certain of its affiliates agreed, among other things, to disclose certain hypothetical information regarding investment and expense information to Fund shareholders. The chart below is intended to reflect the annual and cumulative impact of each Fund’s expenses, including investment advisory fees and other Fund costs, on each Fund’s returns over a 10-year period. The example reflects the following:
■	You invest $10,000 in the Fund and hold it for the entire 10-year period;
■	Your investment has a 5% return before expenses each year; and
■	Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government TaxAdvantage Portfolio and Tax-Free Cash Reserve Portfolio’s current annual expense ratio includes any applicable contractual fee waiver or expense reimbursement for the period committed.
There is no assurance that the annual expense ratio will be the expense ratio for the Funds’ classes for any of the years shown. This is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios; your actual returns and expenses are likely to differ (higher or lower) from those shown below.
Liquid Assets Portfolio — Corporate Class	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	0.17%	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	4.83%	9.86%	15.14%	20.66%	26.45%	32.52%	38.88%	45.55%	52.54%	59.86%
End of Year Balance	$10,483.00	$10,986.18	$11,513.52	$12,066.17	$12,645.35	$13,252.32	$13,888.43	$14,555.08	$15,253.72	$15,985.90
Estimated Annual Expenses	$ 17.41	$ 21.47	$ 22.50	$ 23.58	$ 24.71	$ 25.90	$ 27.14	$ 28.44	$ 29.81	$ 31.24

STIC Prime Portfolio — Corporate Class	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	0.17%	0.22%	0.22%	0.22%	0.22%	0.22%	0.22%	0.22%	0.22%	0.22%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	4.83%	9.84%	15.09%	20.59%	26.36%	32.40%	38.73%	45.36%	52.30%	59.58%
End of Year Balance	$10,483.00	$10,984.09	$11,509.13	$12,059.26	$12,635.70	$13,239.68	$13,872.54	$14,535.65	$15,230.45	$15,958.47
Estimated Annual Expenses	$ 17.41	$ 23.61	$ 24.74	$ 25.93	$ 27.16	$ 28.46	$ 29.82	$ 31.25	$ 32.74	$ 34.31

Treasury Portfolio — Corporate Class	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	0.17%	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	4.83%	9.86%	15.14%	20.66%	26.45%	32.52%	38.88%	45.55%	52.54%	59.86%
End of Year Balance	$10,483.00	$10,986.18	$11,513.52	$12,066.17	$12,645.35	$13,252.32	$13,888.43	$14,555.08	$15,253.72	$15,985.90
Estimated Annual Expenses	$ 17.41	$ 21.47	$ 22.50	$ 23.58	$ 24.71	$ 25.90	$ 27.14	$ 28.44	$ 29.81	$ 31.24

Government & Agency Portfolio — Corporate Class	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	0.16%	0.16%	0.16%	0.16%	0.16%	0.16%	0.16%	0.16%	0.16%	0.16%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	4.84%	9.91%	15.23%	20.81%	26.66%	32.79%	39.22%	45.95%	53.02%	60.42%
End of Year Balance	$10,484.00	$10,991.43	$11,523.41	$12,081.14	$12,665.87	$13,278.90	$13,921.60	$14,595.40	$15,301.82	$16,042.43
Estimated Annual Expenses	$ 16.39	$ 17.18	$ 18.01	$ 18.88	$ 19.80	$ 20.76	$ 21.76	$ 22.81	$ 23.92	$ 25.08

Government TaxAdvantage Portfolio — Corporate Class	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	0.17%	0.36%	0.36%	0.36%	0.36%	0.36%	0.36%	0.36%	0.36%	0.36%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	4.83%	9.69%	14.78%	20.11%	25.68%	31.51%	37.62%	44.00%	50.68%	57.68%
End of Year Balance	$10,483.00	$10,969.41	$11,478.39	$12,010.99	$12,568.30	$13,151.47	$13,761.70	$14,400.24	$15,068.41	$15,767.58
Estimated Annual Expenses	$ 17.41	$ 38.61	$ 40.41	$ 42.28	$ 44.24	$ 46.30	$ 48.44	$ 50.69	$ 53.04	$ 55.50

Tax-Free Cash Reserve Portfolio — Corporate Class	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	0.28%	0.34%	0.34%	0.34%	0.34%	0.34%	0.34%	0.34%	0.34%	0.34%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	4.72%	9.60%	14.71%	20.05%	25.65%	31.50%	37.63%	44.04%	50.76%	57.78%
End of Year Balance	$10,472.00	$10,960.00	$11,470.73	$12,005.27	$12,564.71	$13,150.23	$13,763.03	$14,404.39	$15,075.63	$15,778.15
Estimated Annual Expenses	$ 28.66	$ 36.43	$ 38.13	$ 39.91	$ 41.77	$ 43.72	$ 45.75	$ 47.88	$ 50.12	$ 52.45

1	Your actual expenses may be higher or lower than those shown.
23                                  Short-Term Investment Trust

Shareholder Account Information
Each Fund consists of seven classes of shares that share a common investment objective and portfolio of investments. The seven classes differ only with respect to distribution arrangements and any applicable associated Rule 12b-1 fees and expenses.
Distribution and Service (12b-1) Fees
Each Fund has adopted a 12b-1 plan with respect to each class other than the Institutional Class that allows each Fund to pay distribution and service fees to Invesco Distributors, Inc. (the distributor) for the sale and distribution of its shares and fees for services provided to investors. Because each Fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.
Purchasing Shares

Minimum Investments Per Fund Account
The minimum investments for Corporate Class accounts are as follows:
Class	Initial Investments*	Additional Investments
Corporate Class	$1 million	No minimum

*	An intermediary may aggregate its master accounts and subaccounts to satisfy the minimum investment requirement.
How to Purchase Shares
Liquid Assets Portfolio, Treasury Portfolio, Government & Agency Portfolio and STIC Prime Portfolio
For Liquid Assets Portfolio, Treasury Portfolio, Government & Agency Portfolio and STIC Prime Portfolio, you may purchase shares using one of the options below. Unless a Fund closes early on a business day, the Funds’ transfer agent will generally accept any purchase order placed until 5:00 p.m. Eastern Time on a business day and may accept a purchase order placed until 5:30 p.m. Eastern Time on a business day. If you wish to place an order between 5:00 p.m. and 5:30 p.m. Eastern Time on a business day, you must place such order by telephone; however, the Funds’ transfer agent reserves the right to reject or limit the amount of orders placed during this time. If a Fund closes early on a business day, the Funds’ transfer agent must receive your purchase order prior to such closing time. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, federal law requires that the Funds verify and record your identifying information.
Government TaxAdvantage Portfolio
You may purchase shares using one of the options below. Unless the Fund closes early on a business day, the Funds’ transfer agent will generally accept any purchase order placed until 3:00 p.m. Eastern Time on a business day and may accept a purchase order placed until 3:30 p.m. Eastern Time on a business day. If you wish to place an order between 3:00 p.m. and 3:30 p.m. Eastern Time on a business day, you must place such order by telephone; however, the Funds’ transfer agent reserves the right to reject or limit the amount of orders placed during this time. If the Fund closes early on a business day, the Funds’ transfer agent must receive your purchase order prior to such closing time. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, federal law requires that the Fund verify and record your identifying information.
Tax-Free Cash Reserve Portfolio
You may purchase shares using one of the options below. Unless the Fund closes early on a business day, the Funds’ transfer agent will generally accept any purchase order placed until 3:00 p.m. Eastern Time on a business day and may accept a purchase order placed until 3:30 p.m. Eastern Time on a business day. If you wish to place an order between 3:00 p.m. and 3:30 p.m. Eastern Time on a business day, you must place such order by telephone; or send your request by a pre-arranged Liquidity Link data transmission however, the Funds’ transfer agent reserves the right to reject or limit the amount of orders placed during this time. If the Fund closes early on a business day, the Funds’ transfer agent must receive your purchase order prior to such closing time. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, federal law requires that the Fund verify and record your identifying information.
Purchase Options
	Opening An Account	Adding To An Account
Through a Financial Intermediary	Contact your financial intermediary	Same
The financial intermediary should forward your completed account application to the Funds’ transfer agent,
Invesco Investment Services, Inc. P.O. Box 219286 Kansas City, MO 64121-9286
The financial intermediary should call the Funds’ transfer agent at (800) 659-1005 to receive an account number.
The intermediary should use the following wire instructions:
The Bank of New York ABA/Routing #: 021000018 DDA: 8900118377 Invesco Investment Services, Inc.
For Further Credit to Your Account #
If you do not know your account # or settle on behalf of multiple accounts, please contact the Funds’ transfer agent for assistance.
By Telephone	Open your account as described above.	Call the Funds’ transfer agent at (800) 659-1005 and wire payment for your purchase order in accordance with the wire instructions noted above.
By Liquidity Link	Open your account as described above.	Complete a Liquidity Link Agreement. Mail the application and agreement to the Funds’ transfer agent. Once your request for this option has been processed, you may place your order via Liquidity Link.

Automatic Dividend and Distribution Investment
All of your dividends and distributions may be paid in cash or reinvested in the same Fund at net asset value. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the same Fund in the form of full and fractional shares at net asset value.
Redeeming Shares
Redemption Fees
Your broker or financial intermediary may charge service fees for handling redemption transactions.
A-1                                  The Invesco Funds
MCF – 12/15

How to Redeem Shares
For Liquid Assets Portfolio, Treasury Portfolio, Government & Agency Portfolio and STIC Prime Portfolio
Through a Financial Intermediary	If placing a redemption request through your financial intermediary, redemption proceeds will be transmitted electronically to your pre-authorized bank account. The Funds’ transfer agent must receive your financial intermediary’s instructions before 5:30 p.m. Eastern Time on a business day in order to effect the redemption on that day. If the financial intermediary wishes to place a redemption order between 5:00 p.m. Eastern Time and 5:30 p.m. Eastern Time on a business day it must do so by telephone.
By Telephone	If placing a redemption request by telephone, you or any person authorized to make account transactions, must call the Funds’ transfer agent before 5:30 p.m. Eastern Time on a business day to effect the redemption transaction on that day.
By Liquidity Link	If placing a redemption request through Liquidity Link, the Funds’ transfer agent must receive your redemption request before 5:00 p.m. Eastern Time on a business day to effect the transaction on that day.

Government TaxAdvantage Portfolio
Through a Financial Intermediary	If placing a redemption request through your financial intermediary, redemption proceeds will be transmitted electronically to your pre-authorized bank account. The Funds’ transfer agent must receive your financial intermediary’s instructions before 3:30 p.m. Eastern Time on a business day in order to effect the redemption on that day. If the financial intermediary wishes to place a redemption order between 3:00 p.m. Eastern Time and 3:30 p.m. Eastern Time on a business day it must do so by telephone.
By Telephone	If placing a redemption request by telephone, you or any person authorized to make account transactions, must call the Funds’ transfer agent before 3:30 p.m. Eastern Time on a business day to effect the redemption transaction on that day.
By Liquidity Link	If placing a redemption request through Liquidity Link, the Funds’ transfer agent must receive your redemption request before 3:00 p.m. Eastern Time on a business day to effect the transaction on that day.

Tax-Free Cash Reserve Portfolio
Through a Financial Intermediary	Contact your financial intermediary. Redemption proceeds will be transmitted electronically to your pre-authorized bank account. The Funds’ transfer agent must receive your financial intermediary’s instructions before 3:30 p.m. Eastern Time in order to effect the redemption at that day’s closing price.
By Telephone	A person who has been authorized to make transactions in the account application may make redemptions by telephone. You must call the Funds’ transfer agent before 3:30 p.m. Eastern Time in order to effect the redemption at that day’s closing price.
By Liquidity Link	If you place your redemption request via Liquidity Link, the Funds’ transfer agent must generally receive your redemption request before 12:30 p.m. Eastern Time in order to effect the redemption at that day’s closing price. Redemption orders of shares placed between 12:30 and 3:30 p.m. Eastern Time must be transmitted by telephone or a pre-arranged data transmission.

Payment of Redemption Proceeds
All redemption orders are processed at the net asset value next determined after the Funds’ transfer agent receives a redemption order.
Liquid Assets Portfolio, Treasury Portfolio, Government & Agency Portfolio and STIC Prime Portfolio
For Liquid Assets Portfolio, Treasury Portfolio, Government & Agency Portfolio and STIC Prime Portfolio, the Funds’ transfer agent will normally wire payment for redemptions received prior to 5:30 p.m. Eastern Time on the business day received, and in any event no more than seven days, after your redemption request is received in good order. However, depending on such factors as market liquidity and the size of the redemption, for a redemption request received by the Funds’ transfer agent between 5:00 p.m. Eastern Time and 5:30 p.m. Eastern Time, proceeds may not be wired until the next business day. If the Funds’ transfer agent receives a redemption request on a business day after 5:30 p.m. Eastern Time, the redemption will be effected at the net asset value of each Fund determined on the next business day, and the Funds’ transfer agent will normally wire redemption proceeds on such next business day, and in any event no more than seven days, after your redemption request is received in good order.
If a Fund exercises its discretion to close early on a business day, as described in the “Pricing of Shares—Timing of Orders” section of this prospectus, the Fund may not provide same day settlement of redemption orders.
Dividends payable up to the date of redemption on redeemed shares will normally be paid or reinvested on the next dividend payment date. However, if all of the shares in your account were redeemed from an individual account or from an aggregate account, you may request that the dividends payable up to the date of redemption accompany the proceeds of the redemption.
Government TaxAdvantage Portfolio
The Funds’ transfer agent will normally wire payment for redemptions received prior to 3:30 p.m. Eastern Time on the business day received, and in any event no more than seven days, after your redemption request is received in good order. However, depending on such factors as market liquidity and the size of the redemption, for a redemption request received by the Funds’ transfer agent between 3:00 p.m. Eastern Time and 3:30 p.m. Eastern Time, proceeds may not be wired until the next business day. If the Funds’ transfer agent receives a redemption request on a business day after 3:30 p.m. Eastern Time, the redemption will be effected at the net asset value of the Fund determined on the next business day, and the Funds’ transfer agent will normally wire redemption proceeds on such next business day, and in any event no more than seven days, after your redemption request is received in good order.
If the Fund exercises its discretion to close early on a business day, as described in the “Pricing of Shares—Timing of Orders” section of this prospectus, the Fund may not provide same day settlement of redemption orders.
Dividends payable up to the date of redemption on redeemed shares will normally be paid or reinvested on the next dividend payment date. However, if all of the shares in your account were redeemed from an individual account or from an aggregate account, you may request that the dividends payable up to the date of redemption accompany the proceeds of the redemption.
Tax-Free Cash Reserve Portfolio
The Funds’ transfer agent will normally wire payment for redemptions received prior to 3:30 p.m. Eastern Time on the business day received, and in any event no more than seven days, after your redemption request is received in good order. However, depending on such factors as market liquidity and the size of the redemption, for a redemption request received by the Funds’ transfer agent between 12:30 p.m. Eastern Time and 3:30 p.m. Eastern Time, proceeds may not be wired until the next business day. If the Funds’ transfer agent receives a redemption request on a business day after 3:30 p.m. Eastern Time, the redemption will be effected at the net asset value of the Fund determined on the next business day, and the Funds’ transfer agent will normally wire redemption proceeds on such next business day, and in any event no more than seven days, after your redemption request is received in good order.
If the Fund exercises its discretion to close early on a business day, as described in the “Pricing of Shares—Timing of Orders” section of this prospectus, the Fund may not provide same day settlement of redemption orders.
Dividends payable up to the date of redemption on redeemed shares will normally be paid or reinvested on the next dividend payment date. However, if all of the shares in your account were redeemed from an individual account or from an aggregate account, you may request that the
A-2                                  The Invesco Funds

dividends payable up to the date of redemption accompany the proceeds of the redemption.
Redemptions by Telephone
If you redeem by telephone, the Funds’ transfer agent will transmit the amount of the redemption proceeds electronically to your pre-authorized bank account. The Funds’ transfer agent uses reasonable procedures to confirm that instructions communicated by telephone are genuine, and the Funds and the Funds’ transfer agent are not liable for telephone instructions that are reasonably believed to be genuine.
Redemptions by Liquidity Link
If you redeem via Liquidity Link, the Funds’ transfer agent will transmit your redemption proceeds electronically to your pre-authorized bank account. The Funds and the Funds’ transfer agent are not liable for Liquidity Link instructions that are not genuine.
Suspension of Redemptions
In the event that the Fund, at the end of a business day, has invested less than 10% of its total assets in weekly liquid assets or the Fund’s price per share as computed for the purpose of distribution, redemption and repurchase, rounded to the nearest 1%, has deviated from the stable price established by the Fund’s Board of Trustees (“Board”) or the Board, including a majority of trustees who are not interested persons as defined in the 1940 Act, determines that such a deviation is likely to occur, and the board of trustees, including a majority of trustees who are not interested persons of the Fund, irrevocably has approved the liquidation of the Fund, the Fund’s board of trustees has the authority to suspend redemptions of Fund shares.
Redemptions by the Funds
If a Fund determines that you have not provided a correct Social Security or other tax identification number on your account application, or the Fund is not able to verify your identity as required by law, the Fund may, at its discretion, redeem the account and distribute the proceeds to you.
Rights Reserved by the Funds
Each Fund and its agent reserve the right at any time to:
■	reject or cancel all or any part of any purchase order;
■	modify any terms or conditions related to the purchase or redemption of shares of any Fund; or
■	suspend, change or withdraw all or any part of the offering made by this prospectus.
Pricing of Shares
Determination of Net Asset Value
Liquid Assets Portfolio, Treasury Portfolio, Government & Agency Portfolio and STIC Prime Portfolio
For Liquid Assets Portfolio, Treasury Portfolio, Government & Agency Portfolio and STIC Prime Portfolio, the price of each Fund’s shares is the Fund’s net asset value per share. Each Fund will generally determine the net asset value of its shares at 5:30 p.m. Eastern Time.
If a Fund closes early on a business day, as described below under “Pricing of Shares—Timing of Orders”, the Fund will calculate its net asset value as of the time of such closing.
Each Fund values portfolio securities on the basis of amortized cost, which approximates market value. This method of valuation is designed to enable a Fund to price its shares at $1.00 per share. The Funds cannot guarantee that their net asset value will always remain at $1.00 per share.
Government TaxAdvantage Portfolio and Tax-Free Cash Reserve Portfolio
The price of each Fund’s shares is the Fund’s net asset value per share. Each Fund will generally determine the net asset value of its shares at 3:30 p.m. Eastern Time.
If a Fund closes early on a business day, as described below under “Pricing of Shares—Timing of Orders”, the Fund will calculate its net asset value as of the time of such closing.
Each Fund values portfolio securities on the basis of amortized cost, which approximates market value. This method of valuation is designed to enable a Fund to price its shares at $1.00 per share. The Funds cannot guarantee their net asset value will always remain at $1.00 per share.
Timing of Orders
Each Fund opens for business at 8:30 a.m. Eastern Time. Each Fund prices purchase and redemption orders on each business day at the net asset value calculated after the Funds’ transfer agent receives an order in good form.
A business day is any day that (1) both the Federal Reserve Bank of New York and the Fund’s custodian are open for business and (2) the primary trading markets for the Fund’s portfolio instruments are open and the Fund’s management believes there is an adequate market to meet purchase and redemption requests. Each Fund is authorized not to open for trading on a day that is otherwise a business day if the Securities Industry and Financial Markets Association (SIFMA) recommends that government securities dealers not open for trading; any such day will not be considered a business day. Each Fund also may close early on a business day if the SIFMA recommends that government securities dealers close early.
If the financial intermediary through which you place purchase and redemption orders, in turn, places its orders to the Funds’ transfer agent through the NSCC, the Funds’ transfer agent may not receive those orders until the next business day after the order has been entered into the NSCC.
Each Fund may postpone the right of redemption under unusual circumstances, as allowed by the SEC, such as when the New York Stock Exchange restricts or suspends trading.
Thirty-minutes prior to the Funds’ net asset value determination, Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio, and Government TaxAdvantage Portfolio may, in their discretion, limit or refuse to accept purchase orders and may not provide same-day payment of redemption proceeds.
During the period between 12:30 p.m. Eastern Time and 3:30 p.m. Eastern Time, Tax-Free Cash Reserve Portfolio may, in its discretion, refuse to accept purchase orders and may not provide same-day settlement of redemption orders. On days that a Fund closes early, the Fund may, in its discretion, refuse to accept purchase orders and may not provide same day settlement of redemption orders for such purchases and redemption orders received by the Funds’ transfer agent (i) if the Fund closes after 12:30 p.m. Eastern Time, between 12:30 p.m. Eastern Time and the time the Fund closes, and (ii) if the Fund closes on or before 12:30 p.m. Eastern Time, during the thirty minute period prior to the Fund’s net asset value determination.
Frequent Purchases and Redemptions of Fund Shares
The Board of the Funds has not adopted any policies and procedures that would limit frequent purchases and redemptions of the Funds’ shares. The Board does not believe that it is appropriate to adopt any such policies and procedures for the following reasons:
■	Each Fund is offered to investors as a cash management vehicle; therefore, investors should be able to purchase and redeem shares regularly and frequently.
■	One of the advantages of a money market fund as compared to other investment options is liquidity. Any policy that diminishes the liquidity of a Fund will be detrimental to the continuing operations of the Fund.
■	Each Fund’s portfolio securities are valued on the basis of amortized cost, and the Funds seek to maintain a constant net asset value. As a result, the Funds are not subject to price arbitrage opportunities.
A-3                                  The Invesco Funds

■	Because each Fund seeks to maintain a constant net asset value, investors are more likely to expect to receive the amount they originally invested in the Funds upon redemption than other mutual funds. Imposition of redemption fees would run contrary to investor expectations.
The Board considered the risks of not having a specific policy that limits frequent purchases and redemptions, and it determined that those risks are minimal, especially in light of the reasons for not having such a policy as described above. Nonetheless, to the extent that each Fund must maintain additional cash and/or securities with shorter-term durations than may otherwise be required, the Fund’s yield could be negatively impacted. Moreover, excessive trading activity in the Fund’s shares may cause the Fund to incur increased brokerage and administrative costs.
Each Fund and its agent reserve the right at any time to reject or cancel any part of any purchase order. This could occur if each Fund determines that such purchase may disrupt the Fund’s operation or performance.
Taxes
A Fund intends to qualify each year as a regulated investment company and, as such, is not subject to entity-level tax on the income and gain it distributes to shareholders. If you are a taxable investor, dividends and distributions you receive from a Fund generally are taxable to you whether you reinvest distributions in additional Fund shares or take them in cash. Every year, you will be sent information showing the amount of dividends and distributions you received from a Fund during the prior calendar year. In addition, investors in taxable accounts should be aware of the following basic tax points as supplemented below where relevant:
Fund Tax Basics
■	A Fund earns income generally in the form of interest on its investments. This income, less expenses incurred in the operation of a Fund, constitutes the Fund’s net investment income from which dividends may be paid to you. If you are a taxable investor, distributions of net investment income generally are taxable to you as ordinary income.
■	Distributions of net short-term capital gains are taxable to you as ordinary income. Because a Fund is a money market fund, it does not anticipate realizing any long-term capital gains.
■	None of the dividends paid by a Fund will qualify as qualified dividend income subject to reduced rates of taxation in the case of non-corporate shareholders.
■	Distributions declared to shareholders with a record date in December—if paid to you by the end of January—are taxable for federal income tax purposes as if received in December.
■	Any capital gains realized from redemptions of Fund shares will be subject to federal income tax. For tax purposes, an exchange of your shares for shares of another Fund is the same as a sale. An exchange occurs when the purchase of shares of a Fund is made using the proceeds from a redemption of shares of another Fund and is effectuated on the same day as the redemption. Because a Fund expects to maintain a stable net asset value of $1.00 per share, investors should not have any gain or loss on sale or exchange of Fund shares.
■	By law, if you do not provide a Fund with your proper taxpayer identification number and certain required certifications, you may be subject to backup withholding on any distributions of income, capital gains, or proceeds from the sale of your shares. A Fund also must withhold if the Internal Revenue Service (IRS) instructs it to do so. When withholding is required, the amount will be 28% of any distributions or proceeds paid.
■	You will not be required to include the portion of dividends paid by a Fund derived from interest on U.S. government obligations in your gross income for purposes of personal and, in some cases, corporate income taxes in many state and local tax jurisdictions. The percentage of dividends that constitutes dividends derived from interest on federal obligations will be determined annually. This percentage may differ from the actual percentage of interest received by the Fund on federal obligations for the particular days on which you hold shares.
■	An additional 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends and capital gain distributions received from a Fund and net gains from redemptions or other taxable dispositions of Fund shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds a threshold amount. This Medicare tax, if applicable, is reported by you on, and paid with, your federal income tax return.
■	Fund distributions generally are subject to state and local income taxes.
■	Foreign investors should be aware that U.S. withholding, special certification requirements to avoid U.S. backup withholding and claim any treaty benefits and estate taxes may apply to an investment in a Fund.
■	Under the Foreign Account Tax Compliance Act (FATCA), a Fund will be required to withhold a 30% tax on the following payments or distributions made by the Fund to certain foreign entities, referred to as foreign financial institutions or non-financial foreign entities, that fail to comply (or be deemed compliant) with extensive reporting and withholding requirements designed to inform the U.S. Department of the Treasury of U.S.-owned foreign investment accounts: (a) income dividends and (b) after December 31, 2018, certain capital gain distributions, return of capital distributions and the proceeds arising from the sale of Fund shares. A Fund may disclose the information that it receives from its shareholders to the IRS, non-U.S. taxing authorities or other parties as necessary to comply with FATCA or similar laws. Withholding also may be required if a foreign entity that is a shareholder of a Fund fails to provide the Fund with appropriate certifications or other documentation concerning its status under FATCA.
The above discussion concerning the taxability of Fund dividends and distributions and of redemptions and exchanges of Fund shares is inapplicable to investors that generally are exempt from federal income tax, such as retirement plans that are qualified under Section 401 and 403 of the Code and individual retirement accounts (IRAs) and Roth IRAs.
Tax-Free Cash Reserve Portfolio
■	You will not be required to include the “exempt-interest” portion of dividends paid by the Fund in either your gross income for federal income tax purposes or your net investment income subject to the additional 3.8% Medicare tax. You will be required to report the receipt of exempt-interest dividends and other tax-exempt interest on your federal income tax returns. The percentage of dividends that constitutes exempt-interest dividends will be determined annually. This percentage may differ from the actual percentage of exempt interest received by the Fund for the particular days in which you hold shares.
■	A Fund may invest in municipal securities the interest on which constitutes an item of tax preference and could give rise to a federal alternative minimum tax liability for you, unless such municipal securities were issued in 2009 or 2010.
■	Exempt-interest dividends from interest earned on municipal securities of a state, or its political subdivisions, generally are exempt from that state’s personal income tax. Most states, however, do not grant tax-free treatment to interest from municipal securities of other states.
■	A Fund may invest a portion of its assets in securities that pay income that is not tax-exempt. To the extent that dividends paid by a Fund are derived from taxable investments or realized capital gains, they will be taxable as ordinary income or long-term capital gains.
■	A Fund may distribute to you any market discount and net short-term capital gains from the sale of its portfolio securities. If you are a taxable investor, Fund distributions from this income are taxable to you as ordinary income, and generally will neither qualify for the dividends
A-4                                  The Invesco Funds

received deduction in the case of corporate shareholders nor as qualified dividend income subject to reduced rates of taxation in the case of noncorporate shareholders.
■	Exempt-interest dividends from a Fund are taken into account when determining the taxable portion of your social security or railroad retirement benefits, may be subject to state and local income taxes, may affect the deductibility of interest on certain indebtedness, and may have other collateral federal income tax consequences for you.
■	There are risks that: (a) a security issued as tax-exempt may be reclassified by the IRS or a state tax authority as taxable and/or (b) future legislative, administrative or court actions could adversely impact the qualification of income from a tax-exempt security as tax-free. Such reclassifications or actions could cause interest from a security to become taxable, possibly retroactively, subjecting you to increased tax liability. In addition, such reclassifications or actions could cause the value of a security, and therefore, the value of the Fund’s shares, to decline.
This discussion of “Taxes” is for general information only and not tax advice. All investors should consult their own tax advisers as to the federal, state, local and foreign tax provisions applicable to them.
Important Notice Regarding Delivery of Security Holder Documents
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact the Funds’ transfer agent at 800-959-4246 or contact your financial institution. The Funds’ transfer agent will begin sending you individual copies for each account within thirty days after receiving your request.
A-5                                  The Invesco Funds

Obtaining Additional Information
More information may be obtained free of charge upon request. The SAI, a current version of which is on file with the SEC, contains more details about each Fund and is incorporated by reference into this prospectus (is legally a part of this prospectus). Annual and semi-annual reports to shareholders contain additional information about each Fund’s investments. Each Fund’s annual report also discusses the market conditions and investment strategies that significantly affected each Fund’s performance during its last fiscal year. Each Fund also files its complete schedule of portfolio holdings with the SEC for the 1st and 3rd quarters of each fiscal year on Form N-Q.
If you have questions about an Invesco Fund or your account, or you wish to obtain a free copy of the Fund’s current SAI, annual or semi-annual reports or Form N-Q, please contact us.
By Mail:	Invesco Investment Services, Inc. P.O. Box 219286 Kansas City, MO 64121-9286
By Telephone:	(800) 659-1005
On the Internet:	You can send us a request by e-mail or download prospectuses, SAIs, annual or semi-annual reports via our Web site: www.invesco.com/us
You can also review and obtain copies of each Fund’s SAI, annual or semi-annual reports, Forms N-Q and other information at the SEC’s Public Reference Room in Washington, DC; on the EDGAR database on the SEC’s Web site (http://www.sec.gov); or, after paying a duplicating fee, by sending a letter to the SEC’s Public Reference Section, Washington, DC 20549-1520 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-551-8090 for information about the Public Reference Room.
Liquid Assets Portfolio	Government & Agency Portfolio
STIC Prime Portfolio	Government TaxAdvantage Portfolio
Treasury Portfolio and SEC 1940 Act file number: 811-02729	Tax-Free Cash Reserve Portfolio

invesco.com/us	CM-STIT-PRO-2

Prospectus	December 18, 2015

Liquid Assets Portfolio (LAPXX)
STIC Prime Portfolio (SRIXX)
Treasury Portfolio (TRPXX)
Government & Agency Portfolio (AGPXX)
Government TaxAdvantage Portfolio (TSPXX)
Tax-Free Cash Reserve Portfolio (TFPXX)
Institutional Classes
Liquid Assets Portfolio’s investment objective is to provide current income consistent with preservation of capital and liquidity.
STIC Prime Portfolio’s investment objective is to provide current income consistent with preservation of capital and liquidity.
Treasury Portfolio’s investment objective is to provide current income consistent with preservation of capital and liquidity.
Government & Agency Portfolio’s investment objective is to provide current income consistent with preservation of capital and liquidity.
Government TaxAdvantage Portfolio’s investment objective is to provide current income consistent with preservation of capital and liquidity.
Tax-Free Cash Reserve Portfolio’s investment objective is to provide tax-exempt income consistent with preservation of capital and liquidity.
As with all other mutual fund securities, the U.S. Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.
You could lose money by investing in each Fund. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in each Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Each Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. Investments in each Fund are not guaranteed by a bank and investment is not a bank deposit.

                                  Short-Term Investment Trust

Fund Summaries

Liquid Assets Portfolio
Investment Objective(s)
The Fund’s investment objective is to provide current income consistent with preservation of capital and liquidity.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Class:	Institutional
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class:	Institutional
Management Fees	0.15%

Distribution and/or Service (12b-1) Fees	None

Other Expenses	0.02

Total Annual Fund Operating Expenses	0.17

Fee Waiver and/or Expense Reimbursement[1]	0.03

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.14

1	Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed in the SAI) of Institutional Class shares to 0.14% of the Fund's average daily net assets. Unless Invesco continues the fee waiver agreement, it will terminate on December 31, 2016. The fee waiver agreement cannot be terminated during its term.
Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain equal to the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement in the first year and the Total Annual Fund Operating Expenses thereafter. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
	1 Year	3 Years	5 Years	10 Years
Institutional	$14	$52	$93	$214

Principal Investment Strategies of the Fund
The Fund invests primarily in high-quality U.S. dollar-denominated short-term debt obligations, including: (i) securities issued by the U.S. Government or its agencies; (ii) certificates of deposit and time deposits from U.S. or foreign banks; (iii) repurchase agreements; (iv) commercial paper; and (v) municipal securities.
The Fund may engage in repurchase agreement transactions that are collateralized by cash or government securities. In addition, it may engage in repurchase agreement transactions that are collateralized by nongovernment securities such as equity securities and fixed income securities that are rated investment grade and below investment grade by nationally recognized statistical rating organizations or unrated securities of comparable quality. The Fund considers repurchase agreements with the Federal Reserve Bank of New York to be U.S. Government securities for purposes of the Fund’s investment policies.
The Fund will limit investments to those securities that are Eligible Securities as defined by applicable regulations at the time of purchase.
The Fund is a money market fund that seeks to maintain a stable price of $1.00 per share by using the amortized cost method to value portfolio securities and rounding the share value to the nearest cent. The Fund invests in conformity with Security and Exchange Commission (SEC) rules and regulation requirements for money market funds for the quality, maturity, diversification and liquidity of investments. The Fund invests only in U.S. dollar denominated securities maturing within 397 days of the date of purchase, with certain exceptions permitted by applicable regulations. The Fund maintains a dollar-weighted average portfolio maturity of no more than 60 days, and a dollar-weighted average portfolio maturity as determined without exceptions regarding certain interest rate adjustments under Rule 2a-7 under the Investment Company Act of 1940, as amended (Rule 2a-7), of no more than 120 days. Each investment must be determined to present minimal credit risks by Invesco Advisers, Inc. (Invesco or the Adviser) pursuant to guidelines approved by the Fund’s Board of Trustees (the Board), and must be an Eligible Security.
The Fund may invest up to 50% of its total assets in U.S. dollar-denominated foreign securities. Some of the Fund’s investments, although U.S. dollar-denominated, may be subject to foreign credit exposure.
The Fund may also invest in daily and weekly variable-rate demand notes.
In selecting securities for the Fund’s portfolio, the portfolio managers focus on securities that offer safety, liquidity, and a competitive yield. The Adviser conducts a credit analysis of each potential issuer prior to the purchase of its securities.
The portfolio managers normally hold portfolio securities to maturity, but may sell a security when they deem it advisable, such as when market or credit factors materially change.
Principal Risks of Investing in the Fund
As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, you may lose money by investing in the Fund. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:
Banking and Financial Services Industry Focus Risk. From time to time, the Fund may invest more than 25% of its assets in unsecured bank instruments, including but not limited to certificates of deposit and time deposits, or securities that may have guarantees or credit and liquidity enhancements provided by banks, insurance companies or other financial institutions. To the extent the Fund focuses its investments in these instruments or securities, the Fund’s performance will depend on the overall condition of those industries and the individual banks and financial institutions in which the Fund invests (directly or indirectly), the supply of short-term financing, changes in government regulation, changes in interest rates, and economic downturns in the United States and abroad.
Debt Securities Risk. The prices of debt securities held by the Fund will be affected by changes in interest rates, the creditworthiness of the issuer and other factors. An increase in prevailing interest rates typically causes the value of existing debt securities to fall and often has a greater impact on longer-duration debt securities and higher quality debt securities. Falling interest rates will cause the Fund to reinvest the proceeds of debt securities that have been repaid by the issuer at lower interest rates. Falling interest
1                                  Short-Term Investment Trust

rates may also reduce the Fund’s distributable income because interest payments on floating rate debt instruments held by the Fund will decline. The Fund could lose money on investments in debt securities if the issuer or borrower fails to meet its obligations to make interest payments and/or to repay principal in a timely manner. Changes in an issuer’s financial strength, the market’s perception of such strength or in the credit rating of the issuer or the security may affect the value of debt securities. The Adviser’s credit analysis may fail to anticipate such changes, which could result in buying a debt security at an inopportune time or failing to sell a debt security in advance of a price decline or other credit event.
Foreign Securities and Credit Exposure Risk. U.S. dollar-denominated securities carrying foreign credit exposure may be affected by unfavorable political, economic or governmental developments that could affect payments of principal and interest. Furthermore, the Fund's foreign investments may be adversely affected by political and social instability, changes in economic or taxation policies, difficulty in enforcing obligations, decreased liquidity or increased volatility. Foreign investments also involve the risk of the possible seizure, nationalization or expropriation of the issuer or foreign deposits (in which the Fund could lose its entire investments in a certain market) and the possible adoption of foreign governmental restrictions such as exchange controls.
Liquidity Risk. The Fund may be unable to sell illiquid investments at the time or price it desires and, as a result, could lose its entire investment in such investments. Liquid securities can become illiquid during periods of market stress. If a significant amount of the Fund’s securities become illiquid, the Fund may not be able to timely pay redemption proceeds and may need to sell securities at significantly reduced prices.
Management Risk. The Fund is actively managed and depends heavily on the Adviser’s judgment about markets, interest rates or the attractiveness, relative values, liquidity, or potential appreciation of particular investments made for the Fund’s portfolio. The Fund could experience losses if these judgments prove to be incorrect. Additionally, legislative, regulatory, or tax developments may adversely affect management of the Fund and, therefore, the ability of the Fund to achieve its investment objective.
Market Risk. The market values of the Fund’s investments, and therefore the value of the Fund’s shares, will go up and down, sometimes rapidly or unpredictably. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole. Individual stock prices tend to go up and down more dramatically than those of certain other types of investments, such as bonds. During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by the Fund will rise in value.
Money Market Fund Risk. Although the Fund seeks to preserve the value of your investment at $1.00 per share, you may lose money by investing in the Fund. The share price of money market funds can fall below the $1.00 share price. You should not rely on or expect the Fund’s adviser or its affiliates to enter into support agreements or take other actions to maintain the Fund’s $1.00 share price. The credit quality of the Fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the Fund’s share price. The Fund’s share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. Furthermore, amendments to money market fund regulations could impact the Fund’s operations and possibly negatively impact its return.
Municipal Securities Risk. The risk of a municipal obligation generally depends on the financial and credit status of the issuer. Constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives, and the issuer’s regional economic conditions may affect the municipal security’s value, interest payments, repayment of principal and the Fund’s ability to sell the security. Failure of a municipal security issuer to comply with applicable tax requirements may make income paid thereon taxable, resulting in a decline in the security’s value. In addition, there could be changes in applicable tax laws or tax treatments that reduce or eliminate the current federal income tax exemption on municipal securities or otherwise adversely affect the current federal or state tax status of municipal securities.
Repurchase Agreement Risk. The Fund is subject to the risk that the counterparty may default on its obligation to repurchase the underlying instruments collateralizing the repurchase agreement, which may cause the Fund to lose money. These risks are magnified to the extent that a repurchase agreement is secured by securities other than cash or U.S. Government securities.
U.S. Government Obligations Risk. Obligations of U.S. Government agencies and authorities receive varying levels of support and may not be backed by the full faith and credit of the U.S. Government, which could affect the Fund’s ability to recover should they default. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so.
Variable-Rate Demand Notes Risk. The absence of an active secondary market for certain variable and floating rate notes could make it difficult to dispose of these instruments, which could result in a loss.
Yield Risk. The Fund’s yield will vary as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in other securities. When interest rates are very low, the Fund’s expenses could absorb all or a portion of the Fund’s income and yield. Additionally, inflation may outpace and diminish investment returns over time.
Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The Fund's past performance is not necessarily an indication of its future performance. Updated performance information is available on the Fund's Web site at www.invesco.com/us.

Annual Total Returns
Institutional Class year-to-date (ended September 30, 2015): 0.07%
Best Quarter (ended December 31, 2006 and September 30, 2007): 1.33%
Worst Quarter (ended September 30, 2014): 0.01%
Average Annual Total Returns (for the periods ended December 31, 2014)
	1 Year	5 Years	10 Years
Institutional Class: Inception (11/4/1993)	0.06%	0.13%	1.74%

Management of the Fund
Investment Adviser: Invesco Advisers, Inc.
Purchase and Sale of Fund Shares
You may purchase or redeem shares of a Fund on any business day the Fund is open through your financial intermediary, by telephone at (800) 659-1005, or through Liquidity LinkSM.
The minimum investments for Institutional Class fund accounts are as follows:
For Liquid Assets Portfolio
Initial Investments Per Fund Account*	$10 Million

Additional Investments Per Fund Account	No minimum

2                                  Short-Term Investment Trust

For STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio, Government TaxAdvantage Portfolio and Tax-Free Cash Reserve Portfolio
Initial Investments Per Fund Account*	$1 Million

Additional Investments Per Fund Account	No minimum

*	An intermediary may aggregate its master accounts and subaccounts to satisfy the minimum investment requirement.
Tax Information
The Fund’s distributions generally are taxable to you as ordinary income, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account, in which case your distributions generally will be taxed when withdrawn from the tax-deferred account.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and the Fund’s distributor or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s Web site for more information.

STIC Prime Portfolio
Investment Objective(s)
The Fund’s investment objective is to provide current income consistent with preservation of capital and liquidity.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Class:	Institutional
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class:	Institutional
Management Fees	0.15%

Distribution and/or Service (12b-1) Fees	None

Other Expenses	0.04

Total Annual Fund Operating Expenses	0.19

Fee Waiver and/or Expense Reimbursement[1]	0.05

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.14

1	Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed in the SAI) of Institutional Class shares to 0.14% of the Fund's average daily net assets. Unless Invesco continues the fee waiver agreement, it will terminate on December 31, 2016. The fee waiver agreement cannot be terminated during its term.
Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain equal to the Total Annual
Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement in the first year and the Total Annual Fund Operating Expenses thereafter. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
	1 Year	3 Years	5 Years	10 Years
Institutional	$14	$56	$102	$238

Principal Investment Strategies of the Fund
The Fund invests in high-quality U.S. dollar denominated obligations with maturities of 60 days or less, including: (i) securities issued by the U.S. Government or its agencies; (ii) certificates of deposit and time deposits from U.S. or foreign banks; (iii) repurchase agreements; (iv) commercial paper; and (v) municipal securities.
The Fund may engage in repurchase agreement transactions that are collateralized by cash or government securities. In addition, it may engage in repurchase agreement transactions that are collateralized by nongovernment securities such as equity securities and fixed income securities that are rated investment grade and below investment grade by nationally recognized statistical rating organizations or unrated securities of comparable quality.
The Fund will limit investments to those securities that are Eligible Securities as defined by applicable regulations at the time of purchase.
The Fund is a money market fund that seeks to maintain a stable price of $1.00 per share by using the amortized cost method to value portfolio securities and rounding the share value to the nearest cent. The Fund invests in conformity with SEC rules and regulation requirements for money market funds for the quality, maturity, diversification and liquidity of investments. The Fund invests only in U.S. dollar denominated securities maturing within 60 days of the date of purchase, with certain exceptions permitted by applicable regulations. The Fund maintains a dollar-weighted average portfolio maturity of no more than 60 days, and a dollar-weighted average portfolio maturity as determined without exceptions regarding certain interest rate adjustments under Rule 2a-7 of no more than 60 days. Each investment must be determined to present minimal credit risks by the Adviser pursuant to guidelines approved by the Board, and must be an Eligible Security.
The Fund may invest in U.S. dollar-denominated foreign securities. Some of the Fund’s investments, although U.S. dollar-denominated, may be subject to foreign credit exposure.
The Fund may also invest in daily and weekly variable-rate demand notes.
In selecting securities for the Fund’s portfolio, the portfolio managers focus on securities that offer safety, liquidity, and a competitive yield. The Adviser conducts a credit analysis of each potential issuer prior to the purchase of its securities.
The portfolio managers normally hold portfolio securities to maturity, but may sell a security when they deem it advisable, such as when market or credit factors materially change.
Principal Risks of Investing in the Fund
As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, you may lose money by investing in the Fund. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:
Banking and Financial Services Industry Focus Risk. From time to time, the Fund may invest more than 25% of its assets in unsecured bank instruments, including but not limited to certificates of deposit and time deposits, or securities that may have guarantees or credit and liquidity enhancements provided by banks, insurance companies or other financial institutions. To the extent the Fund focuses its investments in these
3                                  Short-Term Investment Trust

instruments or securities, the Fund’s performance will depend on the overall condition of those industries and the individual banks and financial institutions in which the Fund invests (directly or indirectly), the supply of short-term financing, changes in government regulation, changes in interest rates, and economic downturns in the United States and abroad.
Debt Securities Risk. The prices of debt securities held by the Fund will be affected by changes in interest rates, the creditworthiness of the issuer and other factors. An increase in prevailing interest rates typically causes the value of existing debt securities to fall and often has a greater impact on longer-duration debt securities and higher quality debt securities. Falling interest rates will cause the Fund to reinvest the proceeds of debt securities that have been repaid by the issuer at lower interest rates. Falling interest rates may also reduce the Fund’s distributable income because interest payments on floating rate debt instruments held by the Fund will decline. The Fund could lose money on investments in debt securities if the issuer or borrower fails to meet its obligations to make interest payments and/or to repay principal in a timely manner. Changes in an issuer’s financial strength, the market’s perception of such strength or in the credit rating of the issuer or the security may affect the value of debt securities. The Adviser’s credit analysis may fail to anticipate such changes, which could result in buying a debt security at an inopportune time or failing to sell a debt security in advance of a price decline or other credit event.
Foreign Securities and Credit Exposure Risk. U.S. dollar-denominated securities carrying foreign credit exposure may be affected by unfavorable political, economic or governmental developments that could affect payments of principal and interest. Furthermore, the Fund's foreign investments may be adversely affected by political and social instability, changes in economic or taxation policies, difficulty in enforcing obligations, decreased liquidity or increased volatility. Foreign investments also involve the risk of the possible seizure, nationalization or expropriation of the issuer or foreign deposits (in which the Fund could lose its entire investments in a certain market) and the possible adoption of foreign governmental restrictions such as exchange controls.
Liquidity Risk. The Fund may be unable to sell illiquid investments at the time or price it desires and, as a result, could lose its entire investment in such investments. Liquid securities can become illiquid during periods of market stress. If a significant amount of the Fund’s securities become illiquid, the Fund may not be able to timely pay redemption proceeds and may need to sell securities at significantly reduced prices.
Management Risk. The Fund is actively managed and depends heavily on the Adviser’s judgment about markets, interest rates or the attractiveness, relative values, liquidity, or potential appreciation of particular investments made for the Fund’s portfolio. The Fund could experience losses if these judgments prove to be incorrect. Additionally, legislative, regulatory, or tax developments may adversely affect management of the Fund and, therefore, the ability of the Fund to achieve its investment objective.
Market Risk. The market values of the Fund’s investments, and therefore the value of the Fund’s shares, will go up and down, sometimes rapidly or unpredictably. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole. Individual stock prices tend to go up and down more dramatically than those of certain other types of investments, such as bonds. During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by the Fund will rise in value.
Money Market Fund Risk. Although the Fund seeks to preserve the value of your investment at $1.00 per share, you may lose money by investing in the Fund. The share price of money market funds can fall below the $1.00 share price. You should not rely on or expect the Fund’s adviser or its affiliates to enter into support agreements or take other actions to maintain the Fund’s $1.00 share price. The credit quality of the Fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the Fund’s share price. The Fund’s share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. Furthermore, amendments to money market fund regulations could impact the Fund’s operations and possibly negatively impact its return.
Municipal Securities Risk. The risk of a municipal obligation generally depends on the financial and credit status of the issuer. Constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives, and the issuer’s regional economic conditions may affect the municipal security’s value, interest payments, repayment of principal and the Fund’s ability to sell the security. Failure of a municipal security issuer to comply with applicable tax requirements may make income paid thereon taxable, resulting in a decline in the security’s value. In addition, there could be changes in applicable tax laws or tax treatments that reduce or eliminate the current federal income tax exemption on municipal securities or otherwise adversely affect the current federal or state tax status of municipal securities.
Repurchase Agreement Risk. The Fund is subject to the risk that the counterparty may default on its obligation to repurchase the underlying instruments collateralizing the repurchase agreement, which may cause the Fund to lose money. These risks are magnified to the extent that a repurchase agreement is secured by securities other than cash or U.S. Government securities.
U.S. Government Obligations Risk. Obligations of U.S. Government agencies and authorities receive varying levels of support and may not be backed by the full faith and credit of the U.S. Government, which could affect the Fund’s ability to recover should they default. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so.
Variable-Rate Demand Notes Risk. The absence of an active secondary market for certain variable and floating rate notes could make it difficult to dispose of these instruments, which could result in a loss.
Yield Risk. The Fund’s yield will vary as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in other securities. When interest rates are very low, the Fund’s expenses could absorb all or a portion of the Fund’s income and yield. Additionally, inflation may outpace and diminish investment returns over time.
Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The Fund's past performance is not necessarily an indication of its future performance. Updated performance information is available on the Fund's Web site at www.invesco.com/us.

Annual Total Returns
Institutional Class year-to-date (ended September 30, 2015): 0.09%
Best Quarter (ended September 30, 2006, December 31, 2006 and September 30, 2007): 1.33%
Worst Quarter (ended September 30, 2014): 0.00%
Average Annual Total Returns (for the periods ended December 31, 2014)
	1 Year	5 Years	10 Years
Institutional Class: Inception (11/10/1980)	0.07%	0.09%	1.67%

4                                  Short-Term Investment Trust

Management of the Fund
Investment Adviser: Invesco Advisers, Inc.
Purchase and Sale of Fund Shares
You may purchase or redeem shares of a Fund on any business day the Fund is open through your financial intermediary, by telephone at (800) 659-1005, or through Liquidity LinkSM.
The minimum investments for Institutional Class fund accounts are as follows:
For Liquid Assets Portfolio
Initial Investments Per Fund Account*	$10 Million

Additional Investments Per Fund Account	No minimum

For STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio, Government TaxAdvantage Portfolio and Tax-Free Cash Reserve Portfolio
Initial Investments Per Fund Account*	$1 Million

Additional Investments Per Fund Account	No minimum

*	An intermediary may aggregate its master accounts and subaccounts to satisfy the minimum investment requirement.
Tax Information
The Fund’s distributions generally are taxable to you as ordinary income, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account, in which case your distributions generally will be taxed when withdrawn from the tax-deferred account.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and the Fund’s distributor or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s Web site for more information.

Treasury Portfolio
Investment Objective(s)
The Fund’s investment objective is to provide current income consistent with preservation of capital and liquidity.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Class:	Institutional
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class:	Institutional
Management Fees	0.15%

Distribution and/or Service (12b-1) Fees	None

Other Expenses	0.02

Total Annual Fund Operating Expenses	0.17

Fee Waiver and/or Expense Reimbursement[1]	0.03

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.14

1	Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed in the SAI) of Institutional Class shares to 0.14% of the Fund's average daily net assets. Unless Invesco continues the fee waiver agreement, it will terminate on December 31, 2016. The fee waiver agreement cannot be terminated during its term.
Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain equal to the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement in the first year and the Total Annual Fund Operating Expenses thereafter. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
	1 Year	3 Years	5 Years	10 Years
Institutional	$14	$52	$93	$214

Principal Investment Strategies of the Fund
The Fund invests under normal circumstances at least 80% of its net assets (plus any borrowings for investment purposes) in direct obligations of the U.S. Treasury including bills, notes and bonds, and repurchase agreements secured by those obligations. The Fund invests at least 99.5% of its total assets in cash, Government Securities, and repurchase agreements collateralized by cash or Government Securities. Government Security generally means any security issued or guaranteed as to principal or interest by the U.S. Government or certain of its agencies or instrumentalities; or any certificate of deposit for any of the foregoing. The Fund considers repurchase agreements with the Federal Reserve Bank of New York to be U.S. Government securities for purposes of the Fund’s investment policies.
The Fund will limit investments to those securities that are Eligible Securities as defined by applicable regulations at the time of purchase.
The Fund is a Government Money Market Fund, as defined by Rule 2a-7, that seeks to maintain a stable price of $1.00 per share by using the amortized cost method to value portfolio securities and rounding the share value to the nearest cent. The Fund invests in conformity with SEC rules and regulation requirements for money market funds for the quality, maturity, diversification and liquidity of investments. The Fund invests only in U.S. dollar denominated securities maturing within 397 days of the date of purchase, with certain exceptions permitted by applicable regulations. The Fund maintains a dollar-weighted average portfolio maturity of no more than 60 days, and a dollar-weighted average portfolio maturity as determined without exceptions regarding certain interest rate adjustments under Rule 2a-7 of no more than 120 days. Each investment must be determined to present minimal credit risks by the Adviser pursuant to guidelines approved by the Board, and must be an Eligible Security.
In selecting securities for the Fund’s portfolio, the portfolio managers focus on securities that offer safety, liquidity, and a competitive yield. The Adviser conducts a credit analysis of each potential issuer prior to the purchase of its securities.
5                                  Short-Term Investment Trust

The portfolio managers normally hold portfolio securities to maturity, but may sell a security when they deem it advisable, such as when market or credit factors materially change.
Principal Risks of Investing in the Fund
As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, you may lose money by investing in the Fund. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:
Debt Securities Risk. The prices of debt securities held by the Fund will be affected by changes in interest rates, the creditworthiness of the issuer and other factors. An increase in prevailing interest rates typically causes the value of existing debt securities to fall and often has a greater impact on longer-duration debt securities and higher quality debt securities. Falling interest rates will cause the Fund to reinvest the proceeds of debt securities that have been repaid by the issuer at lower interest rates. Falling interest rates may also reduce the Fund’s distributable income because interest payments on floating rate debt instruments held by the Fund will decline. The Fund could lose money on investments in debt securities if the issuer or borrower fails to meet its obligations to make interest payments and/or to repay principal in a timely manner. Changes in an issuer’s financial strength, the market’s perception of such strength or in the credit rating of the issuer or the security may affect the value of debt securities. The Adviser’s credit analysis may fail to anticipate such changes, which could result in buying a debt security at an inopportune time or failing to sell a debt security in advance of a price decline or other credit event.
Liquidity Risk. The Fund may be unable to sell illiquid investments at the time or price it desires and, as a result, could lose its entire investment in such investments. Liquid securities can become illiquid during periods of market stress. If a significant amount of the Fund’s securities become illiquid, the Fund may not be able to timely pay redemption proceeds and may need to sell securities at significantly reduced prices.
Management Risk. The Fund is actively managed and depends heavily on the Adviser’s judgment about markets, interest rates or the attractiveness, relative values, liquidity, or potential appreciation of particular investments made for the Fund’s portfolio. The Fund could experience losses if these judgments prove to be incorrect. Additionally, legislative, regulatory, or tax developments may adversely affect management of the Fund and, therefore, the ability of the Fund to achieve its investment objective.
Market Risk. The market values of the Fund’s investments, and therefore the value of the Fund’s shares, will go up and down, sometimes rapidly or unpredictably. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole. Individual stock prices tend to go up and down more dramatically than those of certain other types of investments, such as bonds. During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by the Fund will rise in value.
Money Market Fund Risk. Although the Fund seeks to preserve the value of your investment at $1.00 per share, you may lose money by investing in the Fund. The share price of money market funds can fall below the $1.00 share price. You should not rely on or expect the Fund’s adviser or its affiliates to enter into support agreements or take other actions to maintain the Fund’s $1.00 share price. The credit quality of the Fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the Fund’s share price. The Fund’s share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. Furthermore, amendments to money market fund regulations could impact the Fund’s operations and possibly negatively impact its return.
Repurchase Agreement Risk. If the seller of a repurchase agreement defaults or otherwise does not fulfill its obligations, the Fund may incur delays and losses arising from selling the underlying securities, enforcing its rights, or declining collateral value.
U.S. Government Obligations Risk. Obligations of U.S. Government agencies and authorities receive varying levels of support and may not be backed by the full faith and credit of the U.S. Government, which could affect the Fund’s ability to recover should they default. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so.
Yield Risk. The Fund’s yield will vary as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in other securities. When interest rates are very low, the Fund’s expenses could absorb all or a portion of the Fund’s income and yield. Additionally, inflation may outpace and diminish investment returns over time.
Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The Fund's past performance is not necessarily an indication of its future performance. Updated performance information is available on the Fund's Web site at www.invesco.com/us.

Annual Total Returns
Institutional Class year-to-date (ended September 30, 2015): 0.02%
Best Quarter (ended December 31, 2006): 1.30%
Worst Quarter (ended March 31, 2013, March 31, 2014, June 30, 2014, September 30, 2014 and December 31, 2014): 0.00%
Average Annual Total Returns (for the periods ended December 31, 2014)
	1 Year	5 Years	10 Years
Institutional Class: Inception (4/12/1984)	0.01%	0.03%	1.46%

Management of the Fund
Investment Adviser: Invesco Advisers, Inc.
Purchase and Sale of Fund Shares
You may purchase or redeem shares of a Fund on any business day the Fund is open through your financial intermediary, by telephone at (800) 659-1005, or through Liquidity LinkSM.
The minimum investments for Institutional Class fund accounts are as follows:
For Liquid Assets Portfolio
Initial Investments Per Fund Account*	$10 Million

Additional Investments Per Fund Account	No minimum

For STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio, Government TaxAdvantage Portfolio and Tax-Free Cash Reserve Portfolio
Initial Investments Per Fund Account*	$1 Million

Additional Investments Per Fund Account	No minimum

*	An intermediary may aggregate its master accounts and subaccounts to satisfy the minimum investment requirement.
6                                  Short-Term Investment Trust

Tax Information
The Fund’s distributions generally are taxable to you as ordinary income, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account, in which case your distributions generally will be taxed when withdrawn from the tax-deferred account.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and the Fund’s distributor or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s Web site for more information.

Government & Agency Portfolio
Investment Objective(s)
The Fund’s investment objective is to provide current income consistent with preservation of capital and liquidity.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Class:	Institutional
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class:	Institutional
Management Fees	0.10%

Distribution and/or Service (12b-1) Fees	None

Other Expenses	0.03

Total Annual Fund Operating Expenses	0.13

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
	1 Year	3 Years	5 Years	10 Years
Institutional	$13	$42	$73	$166

Principal Investment Strategies of the Fund
The Fund invests at least 99.5% of its total assets in cash, Government Securities, and repurchase agreements collateralized by cash or Government Securities. Government Security generally means any security issued or guaranteed as to principal or interest by the U.S. Government or certain of its agencies or instrumentalities; or any certificate of deposit for any of the foregoing. The Fund considers repurchase agreements with the Federal Reserve Bank of New York to be U.S. Government securities for purposes of the Fund’s investment policies.
The Fund will limit investments to those securities that are Eligible Securities as defined by applicable regulations at the time of purchase.
The Fund is a Government Money Market Fund, as defined by Rule 2a-7, that seeks to maintain a stable price of $1.00 per share by using the amortized cost method to value portfolio securities and rounding the share value to the nearest cent. The Fund invests in conformity with SEC rules and regulation requirements for money market funds for the quality, maturity, diversification and liquidity of investments. The Fund invests only in U.S. dollar denominated securities maturing within 397 days of the date of purchase, with certain exceptions permitted by applicable regulations. The Fund maintains a dollar-weighted average portfolio maturity of no more than 60 days, and a dollar-weighted average portfolio maturity as determined without exceptions regarding certain interest rate adjustments under Rule 2a-7 of no more than 120 days. Each investment must be determined to present minimal credit risks by the Adviser pursuant to guidelines approved by the Board, and must be an Eligible Security.
In selecting securities for the Fund’s portfolio, the portfolio managers focus on securities that offer safety, liquidity, and a competitive yield. The Adviser conducts a credit analysis of each potential issuer prior to the purchase of its securities.
The portfolio managers normally hold portfolio securities to maturity, but may sell a security when they deem it advisable, such as when market or credit factors materially change.
Principal Risks of Investing in the Fund
As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, you may lose money by investing in the Fund. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:
Debt Securities Risk. The prices of debt securities held by the Fund will be affected by changes in interest rates, the creditworthiness of the issuer and other factors. An increase in prevailing interest rates typically causes the value of existing debt securities to fall and often has a greater impact on longer-duration debt securities and higher quality debt securities. Falling interest rates will cause the Fund to reinvest the proceeds of debt securities that have been repaid by the issuer at lower interest rates. Falling interest rates may also reduce the Fund’s distributable income because interest payments on floating rate debt instruments held by the Fund will decline. The Fund could lose money on investments in debt securities if the issuer or borrower fails to meet its obligations to make interest payments and/or to repay principal in a timely manner. Changes in an issuer’s financial strength, the market’s perception of such strength or in the credit rating of the issuer or the security may affect the value of debt securities. The Adviser’s credit analysis may fail to anticipate such changes, which could result in buying a debt security at an inopportune time or failing to sell a debt security in advance of a price decline or other credit event.
Liquidity Risk. The Fund may be unable to sell illiquid investments at the time or price it desires and, as a result, could lose its entire investment in such investments. Liquid securities can become illiquid during periods of market stress. If a significant amount of the Fund’s securities become illiquid, the Fund may not be able to timely pay redemption proceeds and may need to sell securities at significantly reduced prices.
Management Risk. The Fund is actively managed and depends heavily on the Adviser’s judgment about markets, interest rates or the attractiveness, relative values, liquidity, or potential appreciation of particular investments made for the Fund’s portfolio. The Fund could experience losses if these judgments prove to be incorrect. Additionally, legislative, regulatory, or tax developments may adversely affect management of the Fund and, therefore, the ability of the Fund to achieve its investment objective.
7                                  Short-Term Investment Trust

Market Risk. The market values of the Fund’s investments, and therefore the value of the Fund’s shares, will go up and down, sometimes rapidly or unpredictably. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole. Individual stock prices tend to go up and down more dramatically than those of certain other types of investments, such as bonds. During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by the Fund will rise in value.
Money Market Fund Risk. Although the Fund seeks to preserve the value of your investment at $1.00 per share, you may lose money by investing in the Fund. The share price of money market funds can fall below the $1.00 share price. You should not rely on or expect the Fund’s adviser or its affiliates to enter into support agreements or take other actions to maintain the Fund’s $1.00 share price. The credit quality of the Fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the Fund’s share price. The Fund’s share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. Furthermore, amendments to money market fund regulations could impact the Fund’s operations and possibly negatively impact its return.
Repurchase Agreement Risk. If the seller of a repurchase agreement defaults or otherwise does not fulfill its obligations, the Fund may incur delays and losses arising from selling the underlying securities, enforcing its rights, or declining collateral value.
U.S. Government Obligations Risk. Obligations of U.S. Government agencies and authorities receive varying levels of support and may not be backed by the full faith and credit of the U.S. Government, which could affect the Fund’s ability to recover should they default. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so.
Yield Risk. The Fund’s yield will vary as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in other securities. When interest rates are very low, the Fund’s expenses could absorb all or a portion of the Fund’s income and yield. Additionally, inflation may outpace and diminish investment returns over time.
Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The Fund's past performance is not necessarily an indication of its future performance. Updated performance information is available on the Fund's Web site at www.invesco.com/us.

Annual Total Returns
Institutional Class year-to-date (ended September 30, 2015): 0.03%
Best Quarter (ended December 31, 2006): 1.32%
Worst Quarter (ended June 30, 2014, September 30, 2014 and December 31, 2014): 0.00%
Average Annual Total Returns (for the periods ended December 31, 2014)
	1 Year	5 Years	10 Years
Institutional Class: Inception (9/1/1998)	0.01%	0.04%	1.59%

Management of the Fund
Investment Adviser: Invesco Advisers, Inc.
Purchase and Sale of Fund Shares
You may purchase or redeem shares of a Fund on any business day the Fund is open through your financial intermediary, by telephone at (800) 659-1005, or through Liquidity LinkSM.
The minimum investments for Institutional Class fund accounts are as follows:
For Liquid Assets Portfolio
Initial Investments Per Fund Account*	$10 Million

Additional Investments Per Fund Account	No minimum

For STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio, Government TaxAdvantage Portfolio and Tax-Free Cash Reserve Portfolio
Initial Investments Per Fund Account*	$1 Million

Additional Investments Per Fund Account	No minimum

*	An intermediary may aggregate its master accounts and subaccounts to satisfy the minimum investment requirement.
Tax Information
The Fund’s distributions generally are taxable to you as ordinary income, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account, in which case your distributions generally will be taxed when withdrawn from the tax-deferred account.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and the Fund’s distributor or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s Web site for more information.

Government TaxAdvantage Portfolio
Investment Objective(s)
The Fund’s investment objective is to provide current income consistent with preservation of capital and liquidity.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Class:	Institutional
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None

8                                  Short-Term Investment Trust

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class:	Institutional
Management Fees	0.20%

Distribution and/or Service (12b-1) Fees	None

Other Expenses	0.13

Total Annual Fund Operating Expenses	0.33

Fee Waiver and/or Expense Reimbursement[1]	0.19

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.14

1	Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed in the SAI) of Institutional Class shares to 0.14% of the Fund's average daily net assets. Unless Invesco continues the fee waiver agreement, it will terminate on December 31, 2016. The fee waiver agreement cannot be terminated during its term.
Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain equal to the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement in the first year and the Total Annual Fund Operating Expenses thereafter. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
	1 Year	3 Years	5 Years	10 Years
Institutional	$14	$87	$166	$400

Principal Investment Strategies of the Fund
The Fund invests at least 99.5% of its total assets in cash and Government Securities. Government Security generally means any security issued or guaranteed as to principal or interest by the U.S. Government or certain of its agencies or instrumentalities; or any certificate of deposit for any of the foregoing. At the present time, the Fund has no current intention to invest in securities other than direct obligations of the U.S. Treasury and Agency Securities.
The Fund will limit investments to those securities that are Eligible Securities as defined by applicable regulations at the time of purchase.
The Fund also seeks to distribute dividends that are exempt from state and local taxation in many states.
The Fund is a Government Money Market Fund, as defined by Rule 2a-7, that seeks to maintain a stable price of $1.00 per share by using the amortized cost method to value portfolio securities and rounding the share value to the nearest cent. The Fund invests in conformity with SEC rules and regulation requirements for money market funds for the quality, maturity, diversification and liquidity of investments. The Fund invests only in U.S. dollar denominated securities maturing within 397 days of the date of purchase, with certain exceptions permitted by applicable regulations. The Fund maintains a dollar-weighted average portfolio maturity of no more than 60 days, and a dollar-weighted average portfolio maturity as determined without exceptions regarding certain interest rate adjustments under Rule 2a-7 of no more than 120 days. Each investment must be determined to present minimal credit risks by the Adviser pursuant to guidelines approved by the Board, and must be an Eligible Security.
In selecting securities for the Fund’s portfolio, the portfolio managers focus on securities that offer safety, liquidity, and a competitive yield. The Adviser conducts a credit analysis of each potential issuer prior to the purchase of its securities.
The portfolio managers normally hold portfolio securities to maturity, but may sell a security when they deem it advisable, such as when market or credit factors materially change.
Principal Risks of Investing in the Fund
As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, you may lose money by investing in the Fund. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:
Debt Securities Risk. The prices of debt securities held by the Fund will be affected by changes in interest rates, the creditworthiness of the issuer and other factors. An increase in prevailing interest rates typically causes the value of existing debt securities to fall and often has a greater impact on longer-duration debt securities and higher quality debt securities. Falling interest rates will cause the Fund to reinvest the proceeds of debt securities that have been repaid by the issuer at lower interest rates. Falling interest rates may also reduce the Fund’s distributable income because interest payments on floating rate debt instruments held by the Fund will decline. The Fund could lose money on investments in debt securities if the issuer or borrower fails to meet its obligations to make interest payments and/or to repay principal in a timely manner. Changes in an issuer’s financial strength, the market’s perception of such strength or in the credit rating of the issuer or the security may affect the value of debt securities. The Adviser’s credit analysis may fail to anticipate such changes, which could result in buying a debt security at an inopportune time or failing to sell a debt security in advance of a price decline or other credit event.
Liquidity Risk. The Fund may be unable to sell illiquid investments at the time or price it desires and, as a result, could lose its entire investment in such investments. Liquid securities can become illiquid during periods of market stress. If a significant amount of the Fund’s securities become illiquid, the Fund may not be able to timely pay redemption proceeds and may need to sell securities at significantly reduced prices.
Management Risk. The Fund is actively managed and depends heavily on the Adviser’s judgment about markets, interest rates or the attractiveness, relative values, liquidity, or potential appreciation of particular investments made for the Fund’s portfolio. The Fund could experience losses if these judgments prove to be incorrect. Additionally, legislative, regulatory, or tax developments may adversely affect management of the Fund and, therefore, the ability of the Fund to achieve its investment objective.
Market Risk. The market values of the Fund’s investments, and therefore the value of the Fund’s shares, will go up and down, sometimes rapidly or unpredictably. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole. Individual stock prices tend to go up and down more dramatically than those of certain other types of investments, such as bonds. During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by the Fund will rise in value.
Money Market Fund Risk. Although the Fund seeks to preserve the value of your investment at $1.00 per share, you may lose money by investing in the Fund. The share price of money market funds can fall below the $1.00 share price. You should not rely on or expect the Fund’s adviser or its affiliates to enter into support agreements or take other actions to maintain the Fund’s $1.00 share price. The credit quality of the Fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the Fund’s share price. The Fund’s share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. Furthermore, amendments to money market fund regulations could impact the Fund’s operations and possibly negatively impact its return.
U.S. Government Obligations Risk. Obligations of U.S. Government agencies and authorities receive varying levels of support and may not be backed by the full faith and credit of the U.S. Government, which could
9                                  Short-Term Investment Trust

affect the Fund’s ability to recover should they default. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so.
Yield Risk. The Fund’s yield will vary as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in other securities. When interest rates are very low, the Fund’s expenses could absorb all or a portion of the Fund’s income and yield. Additionally, inflation may outpace and diminish investment returns over time.
Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The Fund's past performance is not necessarily an indication of its future performance. Updated performance information is available on the Fund's Web site at www.invesco.com/us.

Annual Total Returns
Institutional Class year-to-date (ended September 30, 2015): 0.09%
Best Quarter (ended December 31, 2006): 1.29%
Worst Quarter (ended September 30, 2014 and December 31, 2014): 0.00%
Average Annual Total Returns (for the periods ended December 31, 2014)
	1 Year	5 Years	10 Years
Institutional Class: Inception (8/17/1990)	0.03%	0.03%	1.53%

Management of the Fund
Investment Adviser: Invesco Advisers, Inc.
Purchase and Sale of Fund Shares
You may purchase or redeem shares of a Fund on any business day the Fund is open through your financial intermediary, by telephone at (800) 659-1005, or through Liquidity LinkSM.
The minimum investments for Institutional Class fund accounts are as follows:
For Liquid Assets Portfolio
Initial Investments Per Fund Account*	$10 Million

Additional Investments Per Fund Account	No minimum

For STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio, Government TaxAdvantage Portfolio and Tax-Free Cash Reserve Portfolio
Initial Investments Per Fund Account*	$1 Million

Additional Investments Per Fund Account	No minimum

*	An intermediary may aggregate its master accounts and subaccounts to satisfy the minimum investment requirement.
Tax Information
The Fund’s distributions generally are taxable to you as ordinary income, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account, in which case your distributions generally will be taxed when withdrawn from the tax-deferred account.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and the Fund’s distributor or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s Web site for more information.

Tax-Free Cash Reserve Portfolio
Investment Objective(s)
The Fund’s investment objective is to provide tax-exempt income consistent with preservation of capital and liquidity.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Class:	Institutional
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class:	Institutional
Management Fees	0.24%

Distribution and/or Service (12b-1) Fees	None

Other Expenses	0.07

Total Annual Fund Operating Expenses	0.31

Fee Waiver and/or Expense Reimbursement[1]	0.06

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.25

1	Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed in the SAI) of Institutional Class shares to 0.25% of the Fund's average daily net assets. Unless Invesco continues the fee waiver agreement, it will terminate on December 31, 2016. The fee waiver agreement cannot be terminated during its term.
Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain equal to the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement in the first year and the Total Annual Fund Operating Expenses thereafter. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
	1 Year	3 Years	5 Years	10 Years
Institutional	$26	$94	$168	$387

Principal Investment Strategies of the Fund
The Fund invests under normal circumstances at least 80% of its net assets (plus any borrowings for investment purposes) in debt securities that (i) pay interest that is excluded from gross income for federal income tax purposes, and (ii) do not produce income that will be considered to be an item of
10                                  Short-Term Investment Trust

preference for purposes of the alternative minimum tax. While the Fund’s distributions are primarily exempt from federal income tax, a portion of the Fund’s distributions may be subject to the federal alternative minimum tax and state and local taxes.
In complying with the 80% investment requirement, the Fund may include other instruments that have economic characteristics similar to the Fund's direct investments that are counted toward the 80% investment requirement.
The Fund will limit investments to those securities that are Eligible Securities as defined by applicable regulations at the time of purchase.
The Fund invests primarily in high quality U.S. dollar-denominated short-term debt obligations, including: (i) municipal securities; (ii) tax-exempt commercial paper; and (iii) cash equivalents. These securities may have credit and liquidity enhancements provided by banks, insurance companies or other financial institutions. Municipal securities include debt obligations of states, territories and possessions of the United States and the District of Columbia, their political subdivisions, agencies and instrumentalities, authorities thereof, and multi-state agencies, issued to obtain funds for various public purposes. Municipal lease obligations, synthetic municipal securities and certain types of industrial revenue bonds are treated as municipal securities.
Other securities held by the Fund may be structured with demand features which have the effect of shortening the security’s maturity.
The Fund is a money market fund that seeks to maintain a stable price of $1.00 per share by using the amortized cost method to value portfolio securities and rounding the share value to the nearest cent. The Fund invests in conformity with SEC rules and regulation requirements for money market funds for the quality, maturity, diversification and liquidity of investments. The Fund invests only in U.S. dollar denominated securities maturing within 397 days of the date of purchase, with certain exceptions permitted by applicable regulations. The Fund maintains a dollar-weighted average portfolio maturity of no more than 60 days, and a dollar-weighted average portfolio maturity as determined without exceptions regarding certain interest rate adjustments under Rule 2a-7 of no more than 120 days. Each investment must be determined to present minimal credit risks by the Adviser pursuant to guidelines approved by the Board, and must be an Eligible Security.
The Fund may invest in U.S. dollar-denominated foreign securities. Some of the Fund’s investments, although U.S. dollar-denominated, may be subject to foreign credit exposure.
The Fund may also invest in daily and weekly variable-rate demand notes.
In selecting securities for the Fund’s portfolio, the portfolio managers focus on securities that offer safety, liquidity, and a competitive yield. The Adviser conducts a credit analysis of each potential issuer prior to the purchase of its securities.
The portfolio managers normally hold portfolio securities to maturity, but may sell a security when they deem it advisable, such as when market or credit factors materially change.
Principal Risks of Investing in the Fund
As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, you may lose money by investing in the Fund. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:
Banking and Financial Services Industry Focus Risk. From time to time, the Fund may invest more than 25% of its assets in unsecured bank instruments, including but not limited to certificates of deposit and time deposits, or securities that may have guarantees or credit and liquidity enhancements provided by banks, insurance companies or other financial institutions. To the extent the Fund focuses its investments in these instruments or securities, the Fund’s performance will depend on the overall condition of those industries and the individual banks and financial institutions in which the Fund invests (directly or indirectly), the supply of short-term financing, changes in government regulation, changes in interest rates, and economic downturns in the United States and abroad.
Debt Securities Risk. The prices of debt securities held by the Fund will be affected by changes in interest rates, the creditworthiness of the issuer and other factors. An increase in prevailing interest rates typically causes the value of existing debt securities to fall and often has a greater impact on longer-duration debt securities and higher quality debt securities. Falling interest rates will cause the Fund to reinvest the proceeds of debt securities that have been repaid by the issuer at lower interest rates. Falling interest rates may also reduce the Fund’s distributable income because interest payments on floating rate debt instruments held by the Fund will decline. The Fund could lose money on investments in debt securities if the issuer or borrower fails to meet its obligations to make interest payments and/or to repay principal in a timely manner. Changes in an issuer’s financial strength, the market’s perception of such strength or in the credit rating of the issuer or the security may affect the value of debt securities. The Adviser’s credit analysis may fail to anticipate such changes, which could result in buying a debt security at an inopportune time or failing to sell a debt security in advance of a price decline or other credit event.
Foreign Securities and Credit Exposure Risk. U.S. dollar-denominated securities carrying foreign credit exposure may be affected by unfavorable political, economic or governmental developments that could affect payments of principal and interest. Furthermore, the Fund's foreign investments may be adversely affected by political and social instability, changes in economic or taxation policies, difficulty in enforcing obligations, decreased liquidity or increased volatility. Foreign investments also involve the risk of the possible seizure, nationalization or expropriation of the issuer or foreign deposits (in which the Fund could lose its entire investments in a certain market) and the possible adoption of foreign governmental restrictions such as exchange controls.
Liquidity Risk. The Fund may be unable to sell illiquid investments at the time or price it desires and, as a result, could lose its entire investment in such investments. Liquid securities can become illiquid during periods of market stress. If a significant amount of the Fund’s securities become illiquid, the Fund may not be able to timely pay redemption proceeds and may need to sell securities at significantly reduced prices.
Management Risk. The Fund is actively managed and depends heavily on the Adviser’s judgment about markets, interest rates or the attractiveness, relative values, liquidity, or potential appreciation of particular investments made for the Fund’s portfolio. The Fund could experience losses if these judgments prove to be incorrect. Additionally, legislative, regulatory, or tax developments may adversely affect management of the Fund and, therefore, the ability of the Fund to achieve its investment objective.
Market Risk. The market values of the Fund’s investments, and therefore the value of the Fund’s shares, will go up and down, sometimes rapidly or unpredictably. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole. Individual stock prices tend to go up and down more dramatically than those of certain other types of investments, such as bonds. During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by the Fund will rise in value.
Money Market Fund Risk. Although the Fund seeks to preserve the value of your investment at $1.00 per share, you may lose money by investing in the Fund. The share price of money market funds can fall below the $1.00 share price. You should not rely on or expect the Fund’s adviser or its affiliates to enter into support agreements or take other actions to maintain the Fund’s $1.00 share price. The credit quality of the Fund’s holdings can change rapidly in certain markets, and the default of a single
11                                  Short-Term Investment Trust

holding could have an adverse impact on the Fund’s share price. The Fund’s share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. Furthermore, amendments to money market fund regulations could impact the Fund’s operations and possibly negatively impact its return.
Municipal Securities Risk. The risk of a municipal obligation generally depends on the financial and credit status of the issuer. Constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives, and the issuer’s regional economic conditions may affect the municipal security’s value, interest payments, repayment of principal and the Fund’s ability to sell the security. Failure of a municipal security issuer to comply with applicable tax requirements may make income paid thereon taxable, resulting in a decline in the security’s value. In addition, there could be changes in applicable tax laws or tax treatments that reduce or eliminate the current federal income tax exemption on municipal securities or otherwise adversely affect the current federal or state tax status of municipal securities.
U.S. Government Obligations Risk. Obligations of U.S. Government agencies and authorities receive varying levels of support and may not be backed by the full faith and credit of the U.S. Government, which could affect the Fund’s ability to recover should they default. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so.
Variable-Rate Demand Notes Risk. The absence of an active secondary market for certain variable and floating rate notes could make it difficult to dispose of these instruments, which could result in a loss.
Yield Risk. The Fund’s yield will vary as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in other securities. When interest rates are very low, the Fund’s expenses could absorb all or a portion of the Fund’s income and yield. Additionally, inflation may outpace and diminish investment returns over time.
Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The Fund's past performance is not necessarily an indication of its future performance. Updated performance information is available on the Fund's Web site at www.invesco.com/us.

Annual Total Returns
Institutional Class year-to-date (ended September 30, 2015): 0.05%
Best Quarter (ended June 30, 2007 and September 30, 2007): 0.89%
Worst Quarter (ended September 30, 2014 and December 31, 2014): 0.00%
Average Annual Total Returns (for the periods ended December 31, 2014)
	1 Year	5 Years	10 Years
Institutional Class: Inception (4/18/1983)	0.03%	0.05%	1.15%

Management of the Fund
Investment Adviser: Invesco Advisers, Inc.
Purchase and Sale of Fund Shares
You may purchase or redeem shares of a Fund on any business day the Fund is open through your financial intermediary, by telephone at (800) 659-1005, or through Liquidity LinkSM.
The minimum investments for Institutional Class fund accounts are as follows:
For Liquid Assets Portfolio
Initial Investments Per Fund Account*	$10 Million

Additional Investments Per Fund Account	No minimum

For STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio, Government TaxAdvantage Portfolio and Tax-Free Cash Reserve Portfolio
Initial Investments Per Fund Account*	$1 Million

Additional Investments Per Fund Account	No minimum

*	An intermediary may aggregate its master accounts and subaccounts to satisfy the minimum investment requirement.
Tax Information
The Fund’s distributions primarily are exempt from regular federal income tax. A portion of these distributions, however, may be subject to the federal alternative minimum tax and state and local taxes. The Fund may also make distributions that are taxable to you as ordinary income.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and the Fund’s distributor or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s Web site for more information.

Investment Objective(s), Strategies, Risks and Portfolio Holdings

Liquid Assets Portfolio
Objective(s) and Strategies
The Fund’s investment objective is to provide current income consistent with preservation of capital and liquidity. The Fund’s investment objective may be changed by the Board without shareholder approval.
The Fund invests primarily in high-quality U.S. dollar-denominated short-term debt obligations, including: (i) securities issued by the U.S. Government or its agencies; (ii) certificates of deposit and time deposits from U.S. or foreign banks; (iii) repurchase agreements; (iv) commercial paper; and (v) municipal securities.
The Fund may engage in repurchase agreement transactions that are collateralized by cash or government securities. In addition, it may engage in repurchase agreement transactions that are collateralized by nongovernment securities such as equity securities and fixed income securities that are rated investment grade and below investment grade by nationally recognized statistical rating organizations or unrated securities of comparable quality. The Fund considers repurchase agreements with the Federal Reserve Bank of New York to be U.S. Government securities for purposes of the Fund’s investment policies.
The Fund will limit investments to those securities that are Eligible Securities as defined by applicable regulations at the time of purchase.
As permitted by Rule 2a-7, the Fund seeks to maintain a stable price of $1.00 per share by using the amortized cost method to value portfolio securities and rounding the share value to the nearest cent. The Fund invests in conformity with SEC rules and regulation requirements for money
12                                  Short-Term Investment Trust

market funds for the quality, maturity, diversification and liquidity of investments. The Fund invests only in U.S. dollar denominated securities maturing within 397 days of the date of purchase, with certain exceptions permitted by applicable regulations. The Fund maintains a dollar-weighted average portfolio maturity of no more than 60 days, and a dollar-weighted average portfolio maturity as determined without exceptions regarding certain interest rate adjustments under Rule 2a-7 of no more than 120 days. Each investment must be determined to present minimal credit risks by the Adviser pursuant to guidelines approved by the Board, and must be an Eligible Security.
The Fund may invest up to 50% of its total assets in U.S. dollar-denominated foreign securities. Some of the Fund’s investments, although U.S. dollar-denominated, may be subject to foreign credit exposure.
The Fund may also invest in daily and weekly variable-rate demand notes.
In selecting securities for the Fund’s portfolio, the portfolio managers focus on securities that offer safety, liquidity, and a competitive yield. The Adviser conducts a credit analysis of each potential issuer prior to the purchase of its securities.
The portfolio managers normally hold portfolio securities to maturity, but may sell a security when they deem it advisable, such as when market or credit factors materially change.
The Fund may, from time to time, take temporary defensive positions by holding cash, shortening the Fund’s dollar-weighted average portfolio maturity or investing in other securities that are Eligible Securities for purchase by money market funds as described in the Fund’s Statement of Additional Information (SAI), in anticipation of or in response to adverse market, economic, political or other conditions. If the Fund’s portfolio managers do so, different factors could affect the Fund’s performance and the Fund may not achieve its investment objective.
The Fund’s investments in the types of securities and other investments described in this prospectus vary from time to time, and, at any time, the Fund may not be invested in all of the types of securities and other investments described in this prospectus. The Fund may also invest in securities and other investments not described in this prospectus.
For more information, see “Description of the Funds and Their Investments and Risks” in the Fund’s SAI.
Risks
The principal risks of investing in the Fund are:
Banking and Financial Services Industry Focus Risk. From time to time, the Fund may invest more than 25% of its assets in unsecured bank instruments, including but not limited to certificates of deposit and time deposits, or securities that may have guarantees or credit and liquidity enhancements provided by banks, insurance companies or other financial institutions. To the extent the Fund focuses its investments in these instruments or securities, the Fund’s performance will depend on the overall condition of those industries and the individual banks and financial institutions in which the Fund invests (directly or indirectly). Financial services companies may be dependent on the supply of short-term financing. The value of bank instruments and securities of issuers in the banking and financial services industry, or guaranteed by such issuers, can be affected by and sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad. The risk of holding bank instruments is also directly tied to the risk of insolvency or bankruptcy of the issuing banks, which risk may be higher for larger or more complex financial institutions that combine traditional, commercial and investment banking.
Debt Securities Risk. The prices of debt securities held by the Fund will be affected by changes in interest rates, the creditworthiness of the issuer and other factors. An increase in prevailing interest rates typically causes the value of existing debt securities to fall and often has a greater impact on longer-duration debt securities and higher quality debt securities. Falling interest rates will cause the Fund to reinvest the proceeds of debt securities that have been repaid by the issuer at lower interest rates. Falling interest rates may also reduce the Fund’s distributable income because interest payments on floating rate debt instruments held by the Fund will decline. The Fund could lose money on investments in debt securities if the issuer or borrower fails to meet its obligations to make interest payments and/or to repay principal in a timely manner. If an issuer seeks to restructure the terms of its borrowings or the Fund is required to seek recovery upon a default in the payment of interest or the repayment of principal, the Fund may incur additional expenses. Changes in an issuer’s financial strength, the market’s perception of such strength or in the credit rating of the issuer or the security may affect the value of debt securities. The Adviser’s credit analysis may fail to anticipate such changes, which could result in buying a debt security at an inopportune time or failing to sell a debt security in advance of a price decline or other credit event.
Foreign Securities and Credit Exposure Risk. U.S. dollar-denominated securities carrying foreign credit exposure may be affected by unfavorable political, economic or governmental developments that could affect payments of principal and interest. Furthermore, the value of the Fund’s foreign investments may be adversely affected by political and social instability in their home countries, by changes in economic or taxation policies in those countries, or by the difficulty in enforcing obligations in those countries. Foreign companies generally may be subject to less stringent regulations than U.S. companies, including financial reporting requirements and auditing and accounting controls. As a result, there generally is less publicly available information about foreign companies than about U.S. companies. Trading in many foreign securities may be less liquid and more volatile than U.S. securities due to the size of the market or other factors.
Liquidity Risk. The Fund may be unable to sell illiquid investments at the time or price it desires and, as a result, could lose its entire investment in such investments. An investment may be illiquid due to a lack of trading volume in the investment or if the investment is privately placed and not traded in any public market or is otherwise restricted from trading. Certain restricted securities require special registration and pose valuation difficulties. Liquid securities can become illiquid during periods of market stress. If a significant amount of the Fund’s securities become illiquid, the Fund may not be able to timely pay redemption proceeds and may need to sell securities at significantly reduced prices.
Management Risk. The Fund is actively managed and depends heavily on the Adviser’s judgment about markets, interest rates or the attractiveness, relative values, liquidity, or potential appreciation of particular investments made for the Fund’s portfolio. The Fund could experience losses if these judgments prove to be incorrect. There can be no guarantee that the Adviser’s investment techniques or investment decisions will produce the desired results. Additionally, legislative, regulatory, or tax developments may affect the investments or investment strategies available to the investment manager in connection with managing the Fund, which may also adversely affect the ability of the Fund to achieve its investment objective.
Market Risk. The market values of the Fund’s investments, and therefore the value of the Fund’s shares, will go up and down, sometimes rapidly or unpredictably. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole. The value of the Fund’s investments may go up or down due to general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, or adverse investor sentiment generally. The value of the Fund’s investments may also go up or down due to factors that affect an individual issuer or a particular industry or sector, such as changes in production costs and competitive conditions within an industry. Individual stock prices tend to go up and down more dramatically than those of certain other types of investments, such as bonds. During a general
13                                  Short-Term Investment Trust

downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by the Fund will rise in value.
Money Market Fund Risk. Although the Fund seeks to preserve the value of your investment at $1.00 per share, you may lose money by investing in the Fund. The share price of money market funds can fall below the $1.00 share price. You should not rely on or expect the Fund’s adviser or its affiliates to enter into support agreements or take other actions to maintain the Fund’s $1.00 share price. The credit quality of the Fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the Fund’s share price. The Fund’s share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. To the extent the Fund holds cash or cash equivalents rather than securities in which it primarily invests or uses to manage risk, the Fund may not achieve its investment objectives and may underperform. Furthermore, amendments to money market fund regulations could impact the Fund’s operations and possibly negatively impact its return.
Municipal Securities Risk. The risk of a municipal obligation generally depends on the financial and credit status of the issuer. Constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives, and the issuer’s regional economic conditions may affect the municipal security’s value, interest payments, repayment of principal and the Fund’s ability to sell the security. Municipal obligations may be more susceptible to downgrades or defaults during recessions or similar periods of economic stress. Municipal securities structured as revenue bonds are generally not backed by the taxing power of the issuing municipality but rather the revenue from the particular project or entity for which the bonds were issued. If the Internal Revenue Service determines that an issuer of a municipal security has not complied with applicable tax requirements, interest from the security could be treated as taxable, which could result in a decline in the security’s value. In addition, there could be changes in applicable tax laws or tax treatments that reduce or eliminate the current federal income tax exemption on municipal securities or otherwise adversely affect the current federal or state tax status of municipal securities.
Repurchase Agreement Risk. If the seller of a repurchase agreement defaults or otherwise does not fulfill its obligations, the Fund may incur delays and losses arising from selling the underlying securities, enforcing its rights, or declining collateral value. These risks are magnified to the extent that a repurchase agreement is secured by securities other than cash or U.S. Government securities.
U.S. Government Obligations Risk. Obligations of U.S. Government agencies and authorities receive varying levels of support and may not be backed by the full faith and credit of the U.S. Government, which could affect the Fund’s ability to recover should they default. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so.
Variable-Rate Demand Notes Risk. The absence of an active secondary market for certain variable and floating rate notes could make it difficult to dispose of these instruments, and a portfolio could suffer a loss if the issuer defaults during periods in which a portfolio is not entitled to exercise its demand rights.
Yield Risk. The Fund’s yield will vary as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in other securities. When interest rates are very low, the Fund’s expenses could absorb all or a portion of the Fund’s income and yield. Additionally, inflation may outpace and diminish investment returns over time.
STIC Prime Portfolio
Objective(s) and Strategies
The Fund’s investment objective is to provide current income consistent with preservation of capital and liquidity. The Fund’s investment objective may be changed by the Board without shareholder approval.
The Fund invests in high-quality U.S. dollar denominated obligations with maturities of 60 days or less, including: (i) securities issued by the U.S. Government or its agencies; (ii) certificates of deposit and time deposits from U.S. or foreign banks; (iii) repurchase agreements; (iv) commercial paper; and (v) municipal securities.
The Fund may engage in repurchase agreement transactions that are collateralized by cash or government securities. In addition, it may engage in repurchase agreement transactions that are collateralized by nongovernment securities such as equity securities and fixed income securities that are rated investment grade and below investment grade by nationally recognized statistical rating organizations or unrated securities of comparable quality.
The Fund will limit investments to those securities that are Eligible Securities as defined by applicable regulations at the time of purchase.
As permitted by Rule 2a-7, the Fund seeks to maintain a stable price of $1.00 per share by using the amortized cost method to value portfolio securities and rounding the share value to the nearest cent. The Fund invests in conformity with SEC rules and regulation requirements for money market funds for the quality, maturity, diversification and liquidity of investments. The Fund invests only in U.S. dollar denominated securities maturing within 60 days of the date of purchase, with certain exceptions permitted by applicable regulations. The Fund maintains a dollar-weighted average portfolio maturity of no more than 60 days, and a dollar-weighted average portfolio maturity as determined without exceptions regarding certain interest rate adjustments under Rule 2a-7 of no more than 60 days. Each investment must be determined to present minimal credit risks by the Adviser pursuant to guidelines approved by the Board, and must be an Eligible Security.
The Fund may invest in U.S. dollar-denominated foreign securities. Some of the Fund's investments, although U.S. dollar-denominated, may be subject to foreign credit exposure.
The Fund may also invest in daily and weekly variable-rate demand notes.
In selecting securities for the Fund’s portfolio, the portfolio managers focus on securities that offer safety, liquidity, and a competitive yield. The Adviser conducts a credit analysis of each potential issuer prior to the purchase of its securities.
The portfolio managers normally hold portfolio securities to maturity, but may sell a security when they deem it advisable, such as when market or credit factors materially change.
The Fund may, from time to time, take temporary defensive positions by holding cash, shortening the Fund’s dollar-weighted average portfolio maturity or investing in other securities that are Eligible Securities for purchase by money market funds as described in the Fund’s Statement of Additional Information (SAI), in anticipation of or in response to adverse market, economic, political or other conditions. If the Fund’s portfolio managers do so, different factors could affect the Fund’s performance and the Fund may not achieve its investment objective.
The Fund’s investments in the types of securities and other investments described in this prospectus vary from time to time, and, at any time, the Fund may not be invested in all of the types of securities and other investments described in this prospectus. The Fund may also invest in securities and other investments not described in this prospectus.
For more information, see “Description of the Funds and Their Investments and Risks” in the Fund’s SAI.
Risks
The principal risks of investing in the Fund are:
Banking and Financial Services Industry Focus Risk. From time to time, the Fund may invest more than 25% of its assets in unsecured bank instruments, including but not limited to certificates of deposit and time deposits, or securities that may have guarantees or credit and liquidity enhancements provided by banks, insurance companies or other financial institutions. To the extent the Fund focuses its investments in these
14                                  Short-Term Investment Trust

instruments or securities, the Fund’s performance will depend on the overall condition of those industries and the individual banks and financial institutions in which the Fund invests (directly or indirectly). Financial services companies may be dependent on the supply of short-term financing. The value of bank instruments and securities of issuers in the banking and financial services industry, or guaranteed by such issuers, can be affected by and sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad. The risk of holding bank instruments is also directly tied to the risk of insolvency or bankruptcy of the issuing banks, which risk may be higher for larger or more complex financial institutions that combine traditional, commercial and investment banking.
Debt Securities Risk. The prices of debt securities held by the Fund will be affected by changes in interest rates, the creditworthiness of the issuer and other factors. An increase in prevailing interest rates typically causes the value of existing debt securities to fall and often has a greater impact on longer-duration debt securities and higher quality debt securities. Falling interest rates will cause the Fund to reinvest the proceeds of debt securities that have been repaid by the issuer at lower interest rates. Falling interest rates may also reduce the Fund’s distributable income because interest payments on floating rate debt instruments held by the Fund will decline. The Fund could lose money on investments in debt securities if the issuer or borrower fails to meet its obligations to make interest payments and/or to repay principal in a timely manner. If an issuer seeks to restructure the terms of its borrowings or the Fund is required to seek recovery upon a default in the payment of interest or the repayment of principal, the Fund may incur additional expenses. Changes in an issuer’s financial strength, the market’s perception of such strength or in the credit rating of the issuer or the security may affect the value of debt securities. The Adviser’s credit analysis may fail to anticipate such changes, which could result in buying a debt security at an inopportune time or failing to sell a debt security in advance of a price decline or other credit event.
Foreign Securities and Credit Exposure Risk. U.S. dollar-denominated securities carrying foreign credit exposure may be affected by unfavorable political, economic or governmental developments that could affect payments of principal and interest. Furthermore, the value of the Fund’s foreign investments may be adversely affected by political and social instability in their home countries, by changes in economic or taxation policies in those countries, or by the difficulty in enforcing obligations in those countries. Foreign companies generally may be subject to less stringent regulations than U.S. companies, including financial reporting requirements and auditing and accounting controls. As a result, there generally is less publicly available information about foreign companies than about U.S. companies. Trading in many foreign securities may be less liquid and more volatile than U.S. securities due to the size of the market or other factors.
Liquidity Risk. The Fund may be unable to sell illiquid investments at the time or price it desires and, as a result, could lose its entire investment in such investments. An investment may be illiquid due to a lack of trading volume in the investment or if the investment is privately placed and not traded in any public market or is otherwise restricted from trading. Certain restricted securities require special registration and pose valuation difficulties. Liquid securities can become illiquid during periods of market stress. If a significant amount of the Fund’s securities become illiquid, the Fund may not be able to timely pay redemption proceeds and may need to sell securities at significantly reduced prices.
Management Risk. The Fund is actively managed and depends heavily on the Adviser’s judgment about markets, interest rates or the attractiveness, relative values, liquidity, or potential appreciation of particular investments made for the Fund’s portfolio. The Fund could experience losses if these judgments prove to be incorrect. There can be no guarantee that the Adviser’s investment techniques or investment decisions will produce the desired results. Additionally, legislative, regulatory, or tax developments may affect the investments or investment strategies available to the investment manager in connection with managing the Fund, which may also adversely affect the ability of the Fund to achieve its investment objective.
Market Risk. The market values of the Fund’s investments, and therefore the value of the Fund’s shares, will go up and down, sometimes rapidly or unpredictably. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole. The value of the Fund’s investments may go up or down due to general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, or adverse investor sentiment generally. The value of the Fund’s investments may also go up or down due to factors that affect an individual issuer or a particular industry or sector, such as changes in production costs and competitive conditions within an industry. Individual stock prices tend to go up and down more dramatically than those of certain other types of investments, such as bonds. During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by the Fund will rise in value.
Money Market Fund Risk. Although the Fund seeks to preserve the value of your investment at $1.00 per share, you may lose money by investing in the Fund. The share price of money market funds can fall below the $1.00 share price. You should not rely on or expect the Fund’s adviser or its affiliates to enter into support agreements or take other actions to maintain the Fund’s $1.00 share price. The credit quality of the Fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the Fund’s share price. The Fund’s share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. To the extent the Fund holds cash or cash equivalents rather than securities in which it primarily invests or uses to manage risk, the Fund may not achieve its investment objectives and may underperform. Furthermore, amendments to money market fund regulations could impact the Fund’s operations and possibly negatively impact its return.
Municipal Securities Risk. The risk of a municipal obligation generally depends on the financial and credit status of the issuer. Constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives, and the issuer’s regional economic conditions may affect the municipal security’s value, interest payments, repayment of principal and the Fund’s ability to sell the security. Municipal obligations may be more susceptible to downgrades or defaults during recessions or similar periods of economic stress. Municipal securities structured as revenue bonds are generally not backed by the taxing power of the issuing municipality but rather the revenue from the particular project or entity for which the bonds were issued. If the Internal Revenue Service determines that an issuer of a municipal security has not complied with applicable tax requirements, interest from the security could be treated as taxable, which could result in a decline in the security’s value. In addition, there could be changes in applicable tax laws or tax treatments that reduce or eliminate the current federal income tax exemption on municipal securities or otherwise adversely affect the current federal or state tax status of municipal securities.
Repurchase Agreement Risk. If the seller of a repurchase agreement defaults or otherwise does not fulfill its obligations, the Fund may incur delays and losses arising from selling the underlying securities, enforcing its rights, or declining collateral value. These risks are magnified to the extent that a repurchase agreement is secured by securities other than cash or U.S. Government securities.
U.S. Government Obligations Risk. Obligations of U.S. Government agencies and authorities receive varying levels of support and may not be backed by the full faith and credit of the U.S. Government, which could affect the Fund’s ability to recover should they default. No assurance can be
15                                  Short-Term Investment Trust

given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so.
Variable-Rate Demand Notes Risk. The absence of an active secondary market for certain variable and floating rate notes could make it difficult to dispose of these instruments, and a portfolio could suffer a loss if the issuer defaults during periods in which a portfolio is not entitled to exercise its demand rights.
Yield Risk. The Fund’s yield will vary as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in other securities. When interest rates are very low, the Fund’s expenses could absorb all or a portion of the Fund’s income and yield. Additionally, inflation may outpace and diminish investment returns over time.
Treasury Portfolio
Objective(s) and Strategies
The Fund’s investment objective is to provide current income consistent with preservation of capital and liquidity. The Fund’s investment objective may be changed by the Board without shareholder approval.
The Fund invests under normal circumstances at least 80% of its net assets (plus any borrowings for investment purposes) in direct obligations of the U.S. Treasury including bills, notes and bonds, and repurchase agreements secured by those obligations. The Fund invests at least 99.5% of its total assets in cash, Government Securities, and repurchase agreements collateralized by cash or Government Securities. Government Security generally means any security issued or guaranteed as to principal or interest by the U.S. Government or certain of its agencies or instrumentalities; or any certificate of deposit for any of the foregoing. The Fund considers repurchase agreements with the Federal Reserve Bank of New York to be U.S. Government securities for purposes of the Fund’s investment policies.
The Fund will limit investments to those securities that are Eligible Securities as defined by applicable regulations at the time of purchase.
The Fund is a Government Money Market Fund as defined by Rule 2a-7. As permitted by Rule 2a-7, the Fund seeks to maintain a stable price of $1.00 per share by using the amortized cost method to value portfolio securities and rounding the share value to the nearest cent. The Fund invests in conformity with SEC rules and regulation requirements for money market funds for the quality, maturity, diversification and liquidity of investments. The Fund invests only in U.S. dollar denominated securities maturing within 397 days of the date of purchase, with certain exceptions permitted by applicable regulations. The Fund maintains a dollar-weighted average portfolio maturity of no more than 60 days, and a dollar-weighted average portfolio maturity as determined without exceptions regarding certain interest rate adjustments under Rule 2a-7 of no more than 120 days. Each investment must be determined to present minimal credit risks by the Adviser pursuant to guidelines approved by the Board, and must be an Eligible Security.
In selecting securities for the Fund’s portfolio, the portfolio managers focus on securities that offer safety, liquidity, and a competitive yield. The Adviser conducts a credit analysis of each potential issuer prior to the purchase of its securities.
The portfolio managers normally hold portfolio securities to maturity, but may sell a security when they deem it advisable, such as when market or credit factors materially change.
The Fund may, from time to time, take temporary defensive positions by holding cash, shortening the Fund’s dollar-weighted average portfolio maturity or investing in other securities that are Eligible Securities for purchase by money market funds as described in the Fund’s Statement of Additional Information (SAI), in anticipation of or in response to adverse market, economic, political or other conditions. If the Fund’s portfolio managers do so, different factors could affect the Fund’s performance and the Fund may not achieve its investment objective.
The Fund’s investments in the types of securities and other investments described in this prospectus vary from time to time, and, at any time, the
Fund may not be invested in all of the types of securities and other investments described in this prospectus. The Fund may also invest in securities and other investments not described in this prospectus.
For more information, see “Description of the Funds and Their Investments and Risks” in the Fund’s SAI.
Risks
The principal risks of investing in the Fund are:
Debt Securities Risk. The prices of debt securities held by the Fund will be affected by changes in interest rates, the creditworthiness of the issuer and other factors. An increase in prevailing interest rates typically causes the value of existing debt securities to fall and often has a greater impact on longer-duration debt securities and higher quality debt securities. Falling interest rates will cause the Fund to reinvest the proceeds of debt securities that have been repaid by the issuer at lower interest rates. Falling interest rates may also reduce the Fund’s distributable income because interest payments on floating rate debt instruments held by the Fund will decline. The Fund could lose money on investments in debt securities if the issuer or borrower fails to meet its obligations to make interest payments and/or to repay principal in a timely manner. If an issuer seeks to restructure the terms of its borrowings or the Fund is required to seek recovery upon a default in the payment of interest or the repayment of principal, the Fund may incur additional expenses. Changes in an issuer’s financial strength, the market’s perception of such strength or in the credit rating of the issuer or the security may affect the value of debt securities. The Adviser’s credit analysis may fail to anticipate such changes, which could result in buying a debt security at an inopportune time or failing to sell a debt security in advance of a price decline or other credit event.
Liquidity Risk. The Fund may be unable to sell illiquid investments at the time or price it desires and, as a result, could lose its entire investment in such investments. An investment may be illiquid due to a lack of trading volume in the investment or if the investment is privately placed and not traded in any public market or is otherwise restricted from trading. Certain restricted securities require special registration and pose valuation difficulties. Liquid securities can become illiquid during periods of market stress. If a significant amount of the Fund’s securities become illiquid, the Fund may not be able to timely pay redemption proceeds and may need to sell securities at significantly reduced prices.
Management Risk. The Fund is actively managed and depends heavily on the Adviser’s judgment about markets, interest rates or the attractiveness, relative values, liquidity, or potential appreciation of particular investments made for the Fund’s portfolio. The Fund could experience losses if these judgments prove to be incorrect. There can be no guarantee that the Adviser’s investment techniques or investment decisions will produce the desired results. Additionally, legislative, regulatory, or tax developments may affect the investments or investment strategies available to the investment manager in connection with managing the Fund, which may also adversely affect the ability of the Fund to achieve its investment objective.
Market Risk. The market values of the Fund’s investments, and therefore the value of the Fund’s shares, will go up and down, sometimes rapidly or unpredictably. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole. The value of the Fund’s investments may go up or down due to general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, or adverse investor sentiment generally. The value of the Fund’s investments may also go up or down due to factors that affect an individual issuer or a particular industry or sector, such as changes in production costs and competitive conditions within an industry. Individual stock prices tend to go up and down more dramatically than those of certain other types of investments, such as bonds. During a general downturn in the financial markets, multiple asset classes may decline in
16                                  Short-Term Investment Trust

value. When markets perform well, there can be no assurance that specific investments held by the Fund will rise in value.
Money Market Fund Risk. Although the Fund seeks to preserve the value of your investment at $1.00 per share, you may lose money by investing in the Fund. The share price of money market funds can fall below the $1.00 share price. You should not rely on or expect the Fund’s adviser or its affiliates to enter into support agreements or take other actions to maintain the Fund’s $1.00 share price. The credit quality of the Fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the Fund’s share price. The Fund’s share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. To the extent the Fund holds cash or cash equivalents rather than securities in which it primarily invests or uses to manage risk, the Fund may not achieve its investment objectives and may underperform. Furthermore, amendments to money market fund regulations could impact the Fund’s operations and possibly negatively impact its return.
Repurchase Agreement Risk. If the seller of a repurchase agreement defaults or otherwise does not fulfill its obligations, the Fund may incur delays and losses arising from selling the underlying securities, enforcing its rights, or declining collateral value.
U.S. Government Obligations Risk. Obligations of U.S. Government agencies and authorities receive varying levels of support and may not be backed by the full faith and credit of the U.S. Government, which could affect the Fund’s ability to recover should they default. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so.
Yield Risk. The Fund’s yield will vary as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in other securities. When interest rates are very low, the Fund’s expenses could absorb all or a portion of the Fund’s income and yield. Additionally, inflation may outpace and diminish investment returns over time.
Government & Agency Portfolio
Objective(s) and Strategies
The Fund’s investment objective is to provide current income consistent with preservation of capital and liquidity. The Fund’s investment objective may be changed by the Board without shareholder approval.
The Fund invests at least 99.5% of its total assets in cash, Government Securities, and repurchase agreements collateralized by cash or Government Securities. Government Security generally means any security issued or guaranteed as to principal or interest by the U.S. Government or certain of its agencies or instrumentalities; or any certificate of deposit for any of the foregoing. The Fund considers repurchase agreements with the Federal Reserve Bank of New York to be U.S. Government securities for purposes of the Fund’s investment policies.
The Fund will limit investments to those securities that are Eligible Securities as defined by applicable regulations at the time of purchase.
The Fund is a Government Money Market Fund as defined by Rule 2a-7. As permitted by Rule 2a-7, the Fund seeks to maintain a stable price of $1.00 per share by using the amortized cost method to value portfolio securities and rounding the share value to the nearest cent. The Fund invests in conformity with SEC rules and regulation requirements for money market funds for the quality, maturity, diversification and liquidity of investments. The Fund invests only in U.S. dollar denominated securities maturing within 397 days of the date of purchase, with certain exceptions permitted by applicable regulations. The Fund maintains a dollar-weighted average portfolio maturity of no more than 60 days, and a dollar-weighted average portfolio maturity as determined without exceptions regarding certain interest rate adjustments under Rule 2a-7 of no more than 120 days. Each investment must be determined to present minimal credit risks by the Adviser pursuant to guidelines approved by the Board, and must be an Eligible Security.
In selecting securities for the Fund’s portfolio, the portfolio managers focus on securities that offer safety, liquidity, and a competitive yield. The Adviser conducts a credit analysis of each potential issuer prior to the purchase of its securities.
The portfolio managers normally hold portfolio securities to maturity, but may sell a security when they deem it advisable, such as when market or credit factors materially change.
The Fund may, from time to time, take temporary defensive positions by holding cash, shortening the Fund’s dollar-weighted average portfolio maturity or investing in other securities that are Eligible Securities for purchase by money market funds as described in the Fund’s Statement of Additional Information (SAI), in anticipation of or in response to adverse market, economic, political or other conditions. If the Fund’s portfolio managers do so, different factors could affect the Fund’s performance and the Fund may not achieve its investment objective.
The Fund’s investments in the types of securities and other investments described in this prospectus vary from time to time, and, at any time, the Fund may not be invested in all of the types of securities and other investments described in this prospectus. The Fund may also invest in securities and other investments not described in this prospectus.
For more information, see “Description of the Funds and Their Investments and Risks” in the Fund’s SAI.
Risks
The principal risks of investing in the Fund are:
Debt Securities Risk. The prices of debt securities held by the Fund will be affected by changes in interest rates, the creditworthiness of the issuer and other factors. An increase in prevailing interest rates typically causes the value of existing debt securities to fall and often has a greater impact on longer-duration debt securities and higher quality debt securities. Falling interest rates will cause the Fund to reinvest the proceeds of debt securities that have been repaid by the issuer at lower interest rates. Falling interest rates may also reduce the Fund’s distributable income because interest payments on floating rate debt instruments held by the Fund will decline. The Fund could lose money on investments in debt securities if the issuer or borrower fails to meet its obligations to make interest payments and/or to repay principal in a timely manner. If an issuer seeks to restructure the terms of its borrowings or the Fund is required to seek recovery upon a default in the payment of interest or the repayment of principal, the Fund may incur additional expenses. Changes in an issuer’s financial strength, the market’s perception of such strength or in the credit rating of the issuer or the security may affect the value of debt securities. The Adviser’s credit analysis may fail to anticipate such changes, which could result in buying a debt security at an inopportune time or failing to sell a debt security in advance of a price decline or other credit event.
Liquidity Risk. The Fund may be unable to sell illiquid investments at the time or price it desires and, as a result, could lose its entire investment in such investments. An investment may be illiquid due to a lack of trading volume in the investment or if the investment is privately placed and not traded in any public market or is otherwise restricted from trading. Certain restricted securities require special registration and pose valuation difficulties. Liquid securities can become illiquid during periods of market stress. If a significant amount of the Fund’s securities become illiquid, the Fund may not be able to timely pay redemption proceeds and may need to sell securities at significantly reduced prices.
Management Risk. The Fund is actively managed and depends heavily on the Adviser’s judgment about markets, interest rates or the attractiveness, relative values, liquidity, or potential appreciation of particular investments made for the Fund’s portfolio. The Fund could experience losses if these judgments prove to be incorrect. There can be no guarantee that the Adviser’s investment techniques or investment decisions will produce the desired results. Additionally, legislative, regulatory, or tax developments may affect the investments or investment strategies available
17                                  Short-Term Investment Trust

to the investment manager in connection with managing the Fund, which may also adversely affect the ability of the Fund to achieve its investment objective.
Market Risk. The market values of the Fund’s investments, and therefore the value of the Fund’s shares, will go up and down, sometimes rapidly or unpredictably. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole. The value of the Fund’s investments may go up or down due to general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, or adverse investor sentiment generally. The value of the Fund’s investments may also go up or down due to factors that affect an individual issuer or a particular industry or sector, such as changes in production costs and competitive conditions within an industry. Individual stock prices tend to go up and down more dramatically than those of certain other types of investments, such as bonds. During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by the Fund will rise in value.
Money Market Fund Risk. Although the Fund seeks to preserve the value of your investment at $1.00 per share, you may lose money by investing in the Fund. The share price of money market funds can fall below the $1.00 share price. You should not rely on or expect the Fund’s adviser or its affiliates to enter into support agreements or take other actions to maintain the Fund’s $1.00 share price. The credit quality of the Fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the Fund’s share price. The Fund’s share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. To the extent the Fund holds cash or cash equivalents rather than securities in which it primarily invests or uses to manage risk, the Fund may not achieve its investment objectives and may underperform. Furthermore, amendments to money market fund regulations could impact the Fund’s operations and possibly negatively impact its return.
Repurchase Agreement Risk. If the seller of a repurchase agreement defaults or otherwise does not fulfill its obligations, the Fund may incur delays and losses arising from selling the underlying securities, enforcing its rights, or declining collateral value.
U.S. Government Obligations Risk. Obligations of U.S. Government agencies and authorities receive varying levels of support and may not be backed by the full faith and credit of the U.S. Government, which could affect the Fund’s ability to recover should they default. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so.
Yield Risk. The Fund’s yield will vary as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in other securities. When interest rates are very low, the Fund’s expenses could absorb all or a portion of the Fund’s income and yield. Additionally, inflation may outpace and diminish investment returns over time.
Government TaxAdvantage Portfolio
Objective(s) and Strategies
The Fund’s investment objective is to provide current income consistent with preservation of capital and liquidity. The Fund’s investment objective may be changed by the Board without shareholder approval.
The Fund invests at least 99.5% of its total assets in cash and Government Securities. Government Security generally means any security issued or guaranteed as to principal or interest by the U.S. Government or certain of its agencies or instrumentalities; or any certificate of deposit for any of the foregoing. At the present time, the Fund has no current intention to invest in securities other than direct obligations of the U.S. Treasury and Agency Securities.
The Fund will limit investments to those securities that are Eligible Securities as defined by applicable regulations at the time of purchase.
The Fund also seeks to distribute dividends that are exempt from state and local taxation in many states.
The Fund is a Government Money Market Fund, as defined by Rule 2a-7. As permitted by Rule 2a-7, the Fund seeks to maintain a stable price of $1.00 per share by using the amortized cost method to value portfolio securities and rounding the share value to the nearest cent. The Fund invests in conformity with SEC rules and regulation requirements for money market funds for the quality, maturity, diversification and liquidity of investments. The Fund invests only in U.S. dollar denominated securities maturing within 397 days of the date of purchase, with certain exceptions permitted by applicable regulations. The Fund maintains a dollar-weighted average portfolio maturity of no more than 60 days, and a dollar-weighted average portfolio maturity as determined without exceptions regarding certain interest rate adjustments under Rule 2a-7 of no more than 120 days. Each investment must be determined to present minimal credit risks by the Adviser pursuant to guidelines approved by the Board, and must be an Eligible Security.
In selecting securities for the Fund’s portfolio, the portfolio managers focus on securities that offer safety, liquidity, and a competitive yield. The Adviser conducts a credit analysis of each potential issuer prior to the purchase of its securities.
The portfolio managers normally hold portfolio securities to maturity, but may sell a security when they deem it advisable, such as when market or credit factors materially change.
The Fund may, from time to time, take temporary defensive positions by holding cash, shortening the Fund’s dollar-weighted average portfolio maturity or investing in other securities that are Eligible Securities for purchase by money market funds as described in the Fund’s Statement of Additional Information (SAI), in anticipation of or in response to adverse market, economic, political or other conditions. If the Fund’s portfolio managers do so, different factors could affect the Fund’s performance and the Fund may not achieve its investment objective.
The Fund’s investments in the types of securities and other investments described in this prospectus vary from time to time, and, at any time, the Fund may not be invested in all of the types of securities and other investments described in this prospectus. The Fund may also invest in securities and other investments not described in this prospectus.
For more information, see “Description of the Funds and Their Investments and Risks” in the Fund’s SAI.
Risks
The principal risks of investing in the Fund are:
Debt Securities Risk. The prices of debt securities held by the Fund will be affected by changes in interest rates, the creditworthiness of the issuer and other factors. An increase in prevailing interest rates typically causes the value of existing debt securities to fall and often has a greater impact on longer-duration debt securities and higher quality debt securities. Falling interest rates will cause the Fund to reinvest the proceeds of debt securities that have been repaid by the issuer at lower interest rates. Falling interest rates may also reduce the Fund’s distributable income because interest payments on floating rate debt instruments held by the Fund will decline. The Fund could lose money on investments in debt securities if the issuer or borrower fails to meet its obligations to make interest payments and/or to repay principal in a timely manner. If an issuer seeks to restructure the terms of its borrowings or the Fund is required to seek recovery upon a default in the payment of interest or the repayment of principal, the Fund may incur additional expenses. Changes in an issuer’s financial strength, the market’s perception of such strength or in the credit rating of the issuer or the security may affect the value of debt securities. The Adviser’s credit analysis may fail to anticipate such changes, which could result in buying a debt security at an inopportune time or failing to sell a debt security in advance of a price decline or other credit event.
18                                  Short-Term Investment Trust

Liquidity Risk. The Fund may be unable to sell illiquid investments at the time or price it desires and, as a result, could lose its entire investment in such investments. An investment may be illiquid due to a lack of trading volume in the investment or if the investment is privately placed and not traded in any public market or is otherwise restricted from trading. Certain restricted securities require special registration and pose valuation difficulties. Liquid securities can become illiquid during periods of market stress. If a significant amount of the Fund’s securities become illiquid, the Fund may not be able to timely pay redemption proceeds and may need to sell securities at significantly reduced prices.
Management Risk. The Fund is actively managed and depends heavily on the Adviser’s judgment about markets, interest rates or the attractiveness, relative values, liquidity, or potential appreciation of particular investments made for the Fund’s portfolio. The Fund could experience losses if these judgments prove to be incorrect. There can be no guarantee that the Adviser’s investment techniques or investment decisions will produce the desired results. Additionally, legislative, regulatory, or tax developments may affect the investments or investment strategies available to the investment manager in connection with managing the Fund, which may also adversely affect the ability of the Fund to achieve its investment objective.
Market Risk. The market values of the Fund’s investments, and therefore the value of the Fund’s shares, will go up and down, sometimes rapidly or unpredictably. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole. The value of the Fund’s investments may go up or down due to general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, or adverse investor sentiment generally. The value of the Fund’s investments may also go up or down due to factors that affect an individual issuer or a particular industry or sector, such as changes in production costs and competitive conditions within an industry. Individual stock prices tend to go up and down more dramatically than those of certain other types of investments, such as bonds. During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by the Fund will rise in value.
Money Market Fund Risk. Although the Fund seeks to preserve the value of your investment at $1.00 per share, you may lose money by investing in the Fund. The share price of money market funds can fall below the $1.00 share price. You should not rely on or expect the Fund’s adviser or its affiliates to enter into support agreements or take other actions to maintain the Fund’s $1.00 share price. The credit quality of the Fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the Fund’s share price. The Fund’s share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. To the extent the Fund holds cash or cash equivalents rather than securities in which it primarily invests or uses to manage risk, the Fund may not achieve its investment objectives and may underperform. Furthermore, amendments to money market fund regulations could impact the Fund’s operations and possibly negatively impact its return.
U.S. Government Obligations Risk. Obligations of U.S. Government agencies and authorities receive varying levels of support and may not be backed by the full faith and credit of the U.S. Government, which could affect the Fund’s ability to recover should they default. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so.
Yield Risk. The Fund’s yield will vary as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in other securities. When interest rates are very low, the Fund’s expenses could absorb all or a portion of the Fund’s income and yield. Additionally, inflation may outpace and diminish investment returns over time.
Tax-Free Cash Reserve Portfolio
Objective(s) and Strategies
The Fund’s investment objective is to provide tax-exempt income consistent with preservation of capital and liquidity. The Fund’s investment objective may be changed by the Board without shareholder approval.
The Fund invests under normal circumstances at least 80% of its net assets (plus any borrowings for investment purposes) in debt securities that (i) pay interest that is excluded from gross income for federal income tax purposes, and (ii) do not produce income that will be considered to be an item of preference for purposes of the alternative minimum tax. While the Fund’s distributions are primarily exempt from federal income tax, a portion of the Fund’s distributions may be subject to the federal alternative minimum tax and state and local taxes.
In complying with the 80% investment requirement, the Fund may include other instruments that have economic characteristics similar to the Fund's direct investments that are counted toward the 80% investment requirement.
The Fund will limit investments to those securities that are Eligible Securities as defined by applicable regulations at the time of purchase.
The Fund invests primarily in high quality U.S. dollar-denominated short-term debt obligations, including: (i) municipal securities; (ii) tax-exempt commercial paper; and (iii) cash equivalents. These securities may have credit and liquidity enhancements provided by banks, insurance companies or other financial institutions. Municipal securities include debt obligations of states, territories and possessions of the United States and the District of Columbia, their political subdivisions, agencies and instrumentalities, authorities thereof, and multi-state agencies, issued to obtain funds for various public purposes. Municipal lease obligations, synthetic municipal securities and certain types of industrial revenue bonds are treated as municipal securities. Synthetic municipal securities include variable rate instruments, which are created when fixed rate bonds are coupled with a third party demand feature.
Other securities held by the Fund may be structured with demand features which have the effect of shortening the security’s maturity.
As permitted by Rule 2a-7, the Fund seeks to maintain a stable price of $1.00 per share by using the amortized cost method to value portfolio securities and rounding the share value to the nearest cent. The Fund invests in conformity with SEC rules and regulation requirements for money market funds for the quality, maturity, diversification and liquidity of investments. The Fund invests only in U.S. dollar denominated securities maturing within 397 days of the date of purchase, with certain exceptions permitted by applicable regulations. The Fund maintains a dollar-weighted average portfolio maturity of no more than 60 days, and a dollar-weighted average portfolio maturity as determined without exceptions regarding certain interest rate adjustments under Rule 2a-7 of no more than 120 days. Each investment must be determined to present minimal credit risks by the Adviser pursuant to guidelines approved by the Board, and must be an Eligible Security.
The Fund may invest in U.S. dollar-denominated foreign securities. Some of the Fund’s investments, although U.S. dollar-denominated, may be subject to foreign credit exposure.
The Fund may also invest in daily and weekly variable-rate demand notes.
In selecting securities for the Fund’s portfolio, the portfolio managers focus on securities that offer safety, liquidity, and a competitive yield. The Adviser conducts a credit analysis of each potential issuer prior to the purchase of its securities.
The portfolio managers normally hold portfolio securities to maturity, but may sell a security when they deem it advisable, such as when market or credit factors materially change.
The Fund may, from time to time, take temporary defensive positions by holding cash, shortening the Fund’s dollar-weighted average portfolio maturity or investing in other securities that are Eligible Securities for
19                                  Short-Term Investment Trust

purchase by money market funds as described in the Fund’s Statement of Additional Information (SAI), in anticipation of or in response to adverse market, economic, political or other conditions. If the Fund’s portfolio managers do so, different factors could affect the Fund’s performance and the Fund may not achieve its investment objective.
The Fund’s investments in the types of securities and other investments described in this prospectus vary from time to time, and, at any time, the Fund may not be invested in all of the types of securities and other investments described in this prospectus. The Fund may also invest in securities and other investments not described in this prospectus.
For more information, see “Description of the Funds and Their Investments and Risks” in the Fund’s SAI.
Risks
The principal risks of investing in the Fund are:
Banking and Financial Services Industry Focus Risk. From time to time, the Fund may invest more than 25% of its assets in unsecured bank instruments, including but not limited to certificates of deposit and time deposits, or securities that may have guarantees or credit and liquidity enhancements provided by banks, insurance companies or other financial institutions. To the extent the Fund focuses its investments in these instruments or securities, the Fund’s performance will depend on the overall condition of those industries and the individual banks and financial institutions in which the Fund invests (directly or indirectly). Financial services companies may be dependent on the supply of short-term financing. The value of bank instruments and securities of issuers in the banking and financial services industry, or guaranteed by such issuers, can be affected by and sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad. The risk of holding bank instruments is also directly tied to the risk of insolvency or bankruptcy of the issuing banks, which risk may be higher for larger or more complex financial institutions that combine traditional, commercial and investment banking.
Debt Securities Risk. The prices of debt securities held by the Fund will be affected by changes in interest rates, the creditworthiness of the issuer and other factors. An increase in prevailing interest rates typically causes the value of existing debt securities to fall and often has a greater impact on longer-duration debt securities and higher quality debt securities. Falling interest rates will cause the Fund to reinvest the proceeds of debt securities that have been repaid by the issuer at lower interest rates. Falling interest rates may also reduce the Fund’s distributable income because interest payments on floating rate debt instruments held by the Fund will decline. The Fund could lose money on investments in debt securities if the issuer or borrower fails to meet its obligations to make interest payments and/or to repay principal in a timely manner. If an issuer seeks to restructure the terms of its borrowings or the Fund is required to seek recovery upon a default in the payment of interest or the repayment of principal, the Fund may incur additional expenses. Changes in an issuer’s financial strength, the market’s perception of such strength or in the credit rating of the issuer or the security may affect the value of debt securities. The Adviser’s credit analysis may fail to anticipate such changes, which could result in buying a debt security at an inopportune time or failing to sell a debt security in advance of a price decline or other credit event.
Foreign Securities and Credit Exposure Risk. U.S. dollar-denominated securities carrying foreign credit exposure may be affected by unfavorable political, economic or governmental developments that could affect payments of principal and interest. Furthermore, the value of the Fund’s foreign investments may be adversely affected by political and social instability in their home countries, by changes in economic or taxation policies in those countries, or by the difficulty in enforcing obligations in those countries. Foreign companies generally may be subject to less stringent regulations than U.S. companies, including financial reporting requirements and auditing and accounting controls. As a result, there generally is less publicly available information about foreign companies than about U.S. companies. Trading in many foreign securities may be less liquid and more volatile than U.S. securities due to the size of the market or other factors.
Liquidity Risk. The Fund may be unable to sell illiquid investments at the time or price it desires and, as a result, could lose its entire investment in such investments. An investment may be illiquid due to a lack of trading volume in the investment or if the investment is privately placed and not traded in any public market or is otherwise restricted from trading. Certain restricted securities require special registration and pose valuation difficulties. Liquid securities can become illiquid during periods of market stress. If a significant amount of the Fund’s securities become illiquid, the Fund may not be able to timely pay redemption proceeds and may need to sell securities at significantly reduced prices.
Management Risk. The Fund is actively managed and depends heavily on the Adviser’s judgment about markets, interest rates or the attractiveness, relative values, liquidity, or potential appreciation of particular investments made for the Fund’s portfolio. The Fund could experience losses if these judgments prove to be incorrect. There can be no guarantee that the Adviser’s investment techniques or investment decisions will produce the desired results. Additionally, legislative, regulatory, or tax developments may affect the investments or investment strategies available to the investment manager in connection with managing the Fund, which may also adversely affect the ability of the Fund to achieve its investment objective.
Market Risk. The market values of the Fund’s investments, and therefore the value of the Fund’s shares, will go up and down, sometimes rapidly or unpredictably. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole. The value of the Fund’s investments may go up or down due to general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, or adverse investor sentiment generally. The value of the Fund’s investments may also go up or down due to factors that affect an individual issuer or a particular industry or sector, such as changes in production costs and competitive conditions within an industry. Individual stock prices tend to go up and down more dramatically than those of certain other types of investments, such as bonds. During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by the Fund will rise in value.
Money Market Fund Risk. Although the Fund seeks to preserve the value of your investment at $1.00 per share, you may lose money by investing in the Fund. The share price of money market funds can fall below the $1.00 share price. You should not rely on or expect the Fund’s adviser or its affiliates to enter into support agreements or take other actions to maintain the Fund’s $1.00 share price. The credit quality of the Fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the Fund’s share price. The Fund’s share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. To the extent the Fund holds cash or cash equivalents rather than securities in which it primarily invests or uses to manage risk, the Fund may not achieve its investment objectives and may underperform. Furthermore, amendments to money market fund regulations could impact the Fund’s operations and possibly negatively impact its return.
Municipal Securities Risk. The risk of a municipal obligation generally depends on the financial and credit status of the issuer. Constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives, and the issuer’s regional economic conditions may affect the municipal security’s value, interest payments, repayment of principal and the Fund’s ability to sell the security. Municipal obligations may be more susceptible to downgrades or defaults during recessions or similar periods of economic stress. Municipal securities structured as revenue
20                                  Short-Term Investment Trust

bonds are generally not backed by the taxing power of the issuing municipality but rather the revenue from the particular project or entity for which the bonds were issued. If the Internal Revenue Service determines that an issuer of a municipal security has not complied with applicable tax requirements, interest from the security could be treated as taxable, which could result in a decline in the security’s value. In addition, there could be changes in applicable tax laws or tax treatments that reduce or eliminate the current federal income tax exemption on municipal securities or otherwise adversely affect the current federal or state tax status of municipal securities.
U.S. Government Obligations Risk. Obligations of U.S. Government agencies and authorities receive varying levels of support and may not be backed by the full faith and credit of the U.S. Government, which could affect the Fund’s ability to recover should they default. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so.
Variable-Rate Demand Notes Risk. The absence of an active secondary market for certain variable and floating rate notes could make it difficult to dispose of these instruments, and a portfolio could suffer a loss if the issuer defaults during periods in which a portfolio is not entitled to exercise its demand rights.
Yield Risk. The Fund’s yield will vary as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in other securities. When interest rates are very low, the Fund’s expenses could absorb all or a portion of the Fund’s income and yield. Additionally, inflation may outpace and diminish investment returns over time.
Portfolio Holdings
Information concerning the Funds' portfolio holdings as well as their dollar-weighted average portfolio maturity and dollar-weighted average life to maturity as of the last business day of the preceding month will be posted on their Web site no later than five business days after the end of the month and remain posted on the Web site for six months thereafter.
A description of Fund policies and procedures with respect to the disclosure of Fund portfolio holdings is available in the SAI, which is available at www.invesco.com/us.

Fund Management

The Adviser(s)
Invesco serves as each Fund’s investment adviser. The Adviser manages the investment operations of each Fund as well as other investment portfolios that encompass a broad range of investment objectives, and has agreed to perform or arrange for the performance of each Fund’s day-to-day management. The Adviser is located at 1555 Peachtree Street, N.E., Atlanta, Georgia 30309. The Adviser, as successor in interest to multiple investment advisers, has been an investment adviser since 1976.
Adviser Compensation
During the fiscal year ended August 31, 2015, the Adviser received compensation of 0.12% of Liquid Assets Portfolio’s average daily net assets, after fee waiver and/or expense reimbursement.
During the fiscal year ended August 31, 2015, the Adviser received compensation of 0.03% of STIC Prime Portfolio’s average daily net assets, after fee waiver and/or expense reimbursement.
During the fiscal year ended August 31, 2015, the Adviser received compensation of 0.04% of Treasury Portfolio’s average daily net assets, after fee waiver and/or expense reimbursement.
During the fiscal year ended August 31, 2015, the Adviser received compensation of 0.05% of Government & Agency Portfolio’s average daily net assets, after fee waiver and/or expense reimbursement.
During the fiscal year ended August 31, 2015, the Adviser did not receive any compensation from Government TaxAdvantage Portfolio, after fee waiver and/or expense reimbursement.
During the fiscal year ended August 31, 2015, the Adviser did not receive any compensation from Tax-Free Cash Reserve Portfolio, after fee waiver and/or expense reimbursement.
The Adviser, Invesco Distributors, or one of their affiliates may, from time to time, at their expense out of their own financial resources make cash payments to financial intermediaries for marketing support and/or administrative support. These marketing support payments and administrative support payments are in addition to the payments by the Funds described in this prospectus. Because they are not paid by the Funds, these marketing support payments and administrative support payments will not change the price paid by investors for the purchase of the Funds’ shares or the amount that a Fund will receive as proceeds from such sales. In certain cases these cash payments could be significant to the financial intermediaries. These cash payments may also create an incentive for a financial intermediary to recommend or sell shares of the Funds to its customers. Please contact your financial intermediary for details about any payments they or their firm may receive in connection with the sale of shares of the Funds or the provision of services to the Funds. Also, please see the Funds’ SAI for more information about these types of payments.
A discussion regarding the basis for the Board’s approval of the investment advisory agreement and investment sub-advisory agreements of each Fund is available in each Fund’s most recent annual report to shareholders for the twelve-month period ended August 31.

Other Information

Dividends and Distributions
Liquid Assets Portfolio expects, based on its investment objective and strategies, that its dividends and distributions, if any, will consist primarily of ordinary income.
STIC Prime Portfolio expects, based on its investment objective and strategies, that its dividends and distributions, if any, will consist primarily of ordinary income.
Treasury Portfolio expects, based on its investment objective and strategies, that its dividends and distributions, if any, will consist primarily of ordinary income.
Government & Agency Portfolio expects, based on its investment objective and strategies, that its dividends and distributions, if any, will consist primarily of ordinary income.
Government TaxAdvantage Portfolio expects, based on its investment objective and strategies, that its dividends and distributions, if any, will consist primarily of ordinary income.
Tax-Free Cash Reserve Portfolio expects, based on its investment objective and strategies, that its dividends and distributions, if any, will consist primarily of tax-exempt income.
Dividends
Liquid Assets Portfolio generally declares dividends, if any, daily and pays them monthly.
STIC Prime Portfolio generally declares dividends, if any, daily and pays them monthly.
Treasury Portfolio generally declares dividends, if any, daily and pays them monthly.
Government & Agency Portfolio generally declares dividends, if any, daily and pays them monthly.
Government TaxAdvantage Portfolio generally declares dividends, if any, daily and pays them monthly.
Tax-Free Cash Reserve Portfolio generally declares dividends, if any, daily and pays them monthly.
Dividends are paid on settled shares of the Liquid Assets Portfolio, Treasury Portfolio, Government & Agency Portfolio and STIC Prime Portfolio as of 5:30 p.m. Eastern Time, and of the Government TaxAdvantage Portfolio and Tax-Free Cash Reserve Portfolio as of 3:30 p.m. Eastern Time (“Settlement Time”). If a Fund closes early on a business day, such Fund will
21                                  Short-Term Investment Trust

pay dividends on settled shares at such earlier closing time. Generally, shareholders whose purchase orders have been accepted by the Funds prior to the respective Fund’s Settlement Time, or an earlier close time on any day that a Fund closes early, are eligible to receive dividends on that business day. The dividend declared on any day preceding a non-business day or days of a Fund will include the net income accrued on such non-business day or days. Dividends and distributions are reinvested in the form of additional full and fractional shares at net asset value unless the shareholder has elected to have such dividends and distributions paid in cash. See “Pricing of Shares – Timing of Orders” for a description of the Fund’s business days.
Capital Gains Distributions
Liquid Assets Portfolio generally distributes net realized capital gains (including net short-term capital gains), if any, at least annually. The Fund does not expect to realize any long-term capital gains and losses.
STIC Prime Portfolio generally distributes net realized capital gains (including net short-term capital gains), if any, at least annually. The Fund does not expect to realize any long-term capital gains and losses.
Treasury Portfolio generally distributes net realized capital gains (including net short-term capital gains), if any, at least annually. The Fund does not expect to realize any long-term capital gains and losses.
Government & Agency Portfolio generally distributes net realized capital gains (including net short-term capital gains), if any, at least annually. The Fund does not expect to realize any long-term capital gains and losses.
Government TaxAdvantage Portfolio generally distributes net realized capital gains (including net short-term capital gains), if any, at least annually. The Fund does not expect to realize any long-term capital gains and losses.
Tax-Free Cash Reserve Portfolio generally distributes net realized capital gains (including net short-term capital gains), if any, at least annually. The Fund does not expect to realize any long-term capital gains and losses.
22                                  Short-Term Investment Trust

Financial Highlights
The financial highlights table is intended to help you understand each Fund’s financial performance of the Institutional Class shares. Certain information reflects financial results for a single Fund share.
The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions).
This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with a Fund’s financial statements, is included in each Fund’s annual report, which is available upon request.
Institutional Class
	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income to average net assets
Liquid Assets Portfolio
Year ended 08/31/15	$1.00	$0.00	$ 0.00	$0.00	$(0.00)	$ —	$(0.00)	$1.00	0.08%	$15,974,126	0.14% (c)	0.17% (c)	0.08% (c)
Year ended 08/31/14	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.07	18,614,857	0.14	0.17	0.07
Year ended 08/31/13	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.12	18,681,986	0.14	0.17	0.12
Year ended 08/31/12	1.00	0.00	(0.00)	0.00	(0.00)	—	(0.00)	1.00	0.15	16,051,708	0.14	0.18	0.15
Year ended 08/31/11	1.00	0.00	(0.00)	0.00	(0.00)	—	(0.00)	1.00	0.15	15,240,109	0.14	0.17	0.15

STIC Prime Portfolio
Year ended 08/31/15	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.04	1,764,662	0.07 (c)	0.19 (c)	0.10 (c)
Year ended 08/31/14	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.08	1,913,414	0.06	0.19	0.08
Year ended 08/31/13	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.07	2,012,517	0.10	0.19	0.09
Year ended 08/31/12	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.09	2,337,469	0.12	0.20	0.08
Year ended 08/31/11	1.00	0.00	—	0.00	(0.00)	—	(0.00)	1.00	0.10	1,892,173	0.13	0.19	0.10

Treasury Portfolio
Year ended 08/31/15	1.00	0.00	(0.00)	0.00	(0.00)	—	(0.00)	1.00	0.01	7,850,084	0.06 (c)	0.17 (c)	0.02 (c)
Year ended 08/31/14	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.01	7,480,210	0.04	0.17	0.02
Year ended 08/31/13	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.02	7,421,436	0.09	0.18	0.02
Year ended 08/31/12	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.03	7,014,482	0.08	0.18	0.02
Year ended 08/31/11	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.04	5,180,618	0.11	0.18	0.03

Government & Agency Portfolio
Year ended 08/31/15	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.02	4,219,860	0.08 (c)	0.13 (c)	0.02 (c)
Year ended 08/31/14	1.00	0.00	—	0.00	(0.00)	—	(0.00)	1.00	0.02	3,328,391	0.06	0.13	0.02
Year ended 08/31/13	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.03	4,439,499	0.11	0.14	0.02
Year ended 08/31/12	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.02	3,772,429	0.10	0.13	0.03
Year ended 08/31/11	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.05	5,655,734	0.11	0.13	0.05

Government TaxAdvantage Portfolio
Year ended 08/31/15	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.02	105,550	0.00 (c)	0.33 (c)	0.08 (c)
Year ended 08/31/14	1.00	0.00	(0.00)	0.00	(0.00)	—	(0.00)	1.00	0.04	127,700	0.02	0.29	0.03
Year ended 08/31/13	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.03	744,577	0.06	0.20	0.03
Year ended 08/31/12	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.03	431,857	0.07	0.22	0.02
Year ended 08/31/11	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.04	376,002	0.10	0.26	0.04

Tax-Free Cash Reserve Portfolio
Year ended 08/31/15	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.01	456,027	0.03 (c)	0.31 (c)	0.04 (c)
Year ended 08/31/14	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.05	524,034	0.04	0.30	0.04
Year ended 08/31/13	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.06	516,166	0.10	0.30	0.06
Year ended 08/31/12	1.00	0.00	—	0.00	(0.00)	—	(0.00)	1.00	0.06	495,297	0.13	0.30	0.06
Year ended 08/31/11	1.00	0.00	(0.00)	0.00	(0.00)	—	(0.00)	1.00	0.06	502,025	0.23	0.29	0.06

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(c)	Ratios are based on average daily net assets (000’s omitted) of $17,553,976, $1,995,089, $7,370,327, $3,544,865, $125,662 and $499,105 for Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio, Government TaxAdvantage Portfolio and Tax-Free Cash Reserve Portfolio, respectively.
23                                  Short-Term Investment Trust

Hypothetical Investment and Expense Information

In connection with the final settlement reached between Invesco and certain of its affiliates with certain regulators, including the New York Attorney General’s Office, the SEC and the Colorado Attorney General’s Office (the settlement) arising out of certain market timing and unfair pricing allegations made against Invesco and certain of its affiliates, Invesco and certain of its affiliates agreed, among other things, to disclose certain hypothetical information regarding investment and expense information to Fund shareholders. The chart below is intended to reflect the annual and cumulative impact of each Fund’s expenses, including investment advisory fees and other Fund costs, on each Fund’s returns over a 10-year period. The example reflects the following:
■	You invest $10,000 in the Fund and hold it for the entire 10-year period;
■	Your investment has a 5% return before expenses each year; and
■	Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government TaxAdvantage Portfolio and Tax-Free Cash Reserve Portfolio’s current annual expense ratio includes any applicable contractual fee waiver or expense reimbursement for the period committed.
There is no assurance that the annual expense ratio will be the expense ratio for the Funds’ classes for any of the years shown. This is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios; your actual returns and expenses are likely to differ (higher or lower) from those shown below.
Liquid Assets Portfolio — Institutional Class	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	0.14%	0.17%	0.17%	0.17%	0.17%	0.17%	0.17%	0.17%	0.17%	0.17%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	4.86%	9.92%	15.23%	20.80%	26.63%	32.75%	39.16%	45.88%	52.93%	60.32%
End of Year Balance	$10,486.00	$10,992.47	$11,523.41	$12,079.99	$12,663.45	$13,275.10	$13,916.29	$14,588.44	$15,293.07	$16,031.72
Estimated Annual Expenses	$ 14.34	$ 18.26	$ 19.14	$ 20.06	$ 21.03	$ 22.05	$ 23.11	$ 24.23	$ 25.40	$ 26.63

STIC Prime Portfolio — Institutional Class	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	0.14%	0.19%	0.19%	0.19%	0.19%	0.19%	0.19%	0.19%	0.19%	0.19%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	4.86%	9.90%	15.19%	20.73%	26.54%	32.62%	39.00%	45.69%	52.70%	60.04%
End of Year Balance	$10,486.00	$10,990.38	$11,519.01	$12,073.08	$12,653.79	$13,262.44	$13,900.36	$14,568.97	$15,269.74	$16,004.21
Estimated Annual Expenses	$ 14.34	$ 20.40	$ 21.38	$ 22.41	$ 23.49	$ 24.62	$ 25.80	$ 27.05	$ 28.35	$ 29.71

Treasury Portfolio — Institutional Class	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	0.14%	0.17%	0.17%	0.17%	0.17%	0.17%	0.17%	0.17%	0.17%	0.17%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	4.86%	9.92%	15.23%	20.80%	26.63%	32.75%	39.16%	45.88%	52.93%	60.32%
End of Year Balance	$10,486.00	$10,992.47	$11,523.41	$12,079.99	$12,663.45	$13,275.10	$13,916.29	$14,588.44	$15,293.07	$16,031.72
Estimated Annual Expenses	$ 14.34	$ 18.26	$ 19.14	$ 20.06	$ 21.03	$ 22.05	$ 23.11	$ 24.23	$ 25.40	$ 26.63

Government & Agency Portfolio — Institutional Class	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	0.13%	0.13%	0.13%	0.13%	0.13%	0.13%	0.13%	0.13%	0.13%	0.13%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	4.87%	9.98%	15.33%	20.95%	26.84%	33.02%	39.50%	46.29%	53.41%	60.88%
End of Year Balance	$10,487.00	$10,997.72	$11,533.31	$12,094.98	$12,684.00	$13,301.71	$13,949.51	$14,628.85	$15,341.27	$16,088.39
Estimated Annual Expenses	$ 13.32	$ 13.97	$ 14.65	$ 15.36	$ 16.11	$ 16.89	$ 17.71	$ 18.58	$ 19.48	$ 20.43

Government TaxAdvantage Portfolio — Institutional Class	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	0.14%	0.33%	0.33%	0.33%	0.33%	0.33%	0.33%	0.33%	0.33%	0.33%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	4.86%	9.76%	14.88%	20.25%	25.86%	31.74%	37.89%	44.33%	51.07%	58.13%
End of Year Balance	$10,486.00	$10,975.70	$11,488.26	$12,024.76	$12,586.32	$13,174.10	$13,789.33	$14,433.29	$15,107.33	$15,812.84
Estimated Annual Expenses	$ 14.34	$ 35.41	$ 37.07	$ 38.80	$ 40.61	$ 42.50	$ 44.49	$ 46.57	$ 48.74	$ 51.02

Tax-Free Cash Reserve Portfolio — Institutional Class	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	0.25%	0.31%	0.31%	0.31%	0.31%	0.31%	0.31%	0.31%	0.31%	0.31%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	4.75%	9.66%	14.81%	20.19%	25.83%	31.73%	37.91%	44.37%	51.15%	58.23%
End of Year Balance	$10,475.00	$10,966.28	$11,480.60	$12,019.04	$12,582.73	$13,172.86	$13,790.67	$14,437.45	$15,114.56	$15,823.44
Estimated Annual Expenses	$ 25.59	$ 33.23	$ 34.79	$ 36.42	$ 38.13	$ 39.92	$ 41.79	$ 43.75	$ 45.81	$ 47.95

1	Your actual expenses may be higher or lower than those shown.
24                                  Short-Term Investment Trust

Shareholder Account Information
Each Fund consists of seven classes of shares that share a common investment objective and portfolio of investments. The seven classes differ only with respect to distribution arrangements and any applicable associated Rule 12b-1 fees and expenses.
Purchasing Shares

Minimum Investments Per Fund Account
The minimum investments for Institutional Class accounts are as follows:
Liquid Assets Portfolio
Class	Initial Investments*	Additional Investments
Institutional Class	$10 million	No minimum

STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio, Government TaxAdvantage Portfolio and Tax-Free Cash Reserve Portfolio
Class	Initial Investments*	Additional Investments
Institutional Class	$1 million	No minimum

*	An intermediary may aggregate its master accounts and subaccounts to satisfy the minimum investment requirement.
How to Purchase Shares
Liquid Assets Portfolio, Treasury Portfolio, Government & Agency Portfolio and STIC Prime Portfolio
For Liquid Assets Portfolio, Treasury Portfolio, Government & Agency Portfolio and STIC Prime Portfolio, you may purchase shares using one of the options below. Unless a Fund closes early on a business day, the Funds’ transfer agent will generally accept any purchase order placed until 5:00 p.m. Eastern Time on a business day and may accept a purchase order placed until 5:30 p.m. Eastern Time on a business day. If you wish to place an order between 5:00 p.m. and 5:30 p.m. Eastern Time on a business day, you must place such order by telephone; however, the Funds’ transfer agent reserves the right to reject or limit the amount of orders placed during this time. If a Fund closes early on a business day, the Funds’ transfer agent must receive your purchase order prior to such closing time. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, federal law requires that the Funds verify and record your identifying information.
Government TaxAdvantage Portfolio
You may purchase shares using one of the options below. Unless the Fund closes early on a business day, the Funds’ transfer agent will generally accept any purchase order placed until 3:00 p.m. Eastern Time on a business day and may accept a purchase order placed until 3:30 p.m. Eastern Time on a business day. If you wish to place an order between 3:00 p.m. and 3:30 p.m. Eastern Time on a business day, you must place such order by telephone; however, the Funds’ transfer agent reserves the right to reject or limit the amount of orders placed during this time. If the Fund closes early on a business day, the Funds’ transfer agent must receive your purchase order prior to such closing time. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, federal law requires that the Fund verify and record your identifying information.
Tax-Free Cash Reserve Portfolio
You may purchase shares using one of the options below. Unless the Fund closes early on a business day, the Funds’ transfer agent will generally accept any purchase order placed until 3:00 p.m. Eastern Time on a business day and may accept a purchase order placed until 3:30 p.m. Eastern Time on a business day. If you wish to place an order between 3:00 p.m. and 3:30 p.m. Eastern Time on a business day, you must place such order by telephone; or send your request by a pre-arranged Liquidity Link data transmission however, the Funds’ transfer agent reserves the right to reject or limit the amount of orders placed during this time. If the Fund closes early on a business day, the Funds’ transfer agent must receive your purchase order prior to such closing time. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, federal law requires that the Fund verify and record your identifying information.
Purchase Options
	Opening An Account	Adding To An Account
Through a Financial Intermediary	Contact your financial intermediary	Same
The financial intermediary should forward your completed account application to the Funds’ transfer agent,
Invesco Investment Services, Inc. P.O. Box 219286 Kansas City, MO 64121-9286
The financial intermediary should call the Funds’ transfer agent at (800) 659-1005 to receive an account number.
The intermediary should use the following wire instructions:
The Bank of New York ABA/Routing #: 021000018 DDA: 8900118377 Invesco Investment Services, Inc.
For Further Credit to Your Account #
If you do not know your account # or settle on behalf of multiple accounts, please contact the Funds’ transfer agent for assistance.
By Telephone	Open your account as described above.	Call the Funds’ transfer agent at (800) 659-1005 and wire payment for your purchase order in accordance with the wire instructions noted above.
By Liquidity Link	Open your account as described above.	Complete a Liquidity Link Agreement. Mail the application and agreement to the Funds’ transfer agent. Once your request for this option has been processed, you may place your order via Liquidity Link.

Automatic Dividend and Distribution Investment
All of your dividends and distributions may be paid in cash or reinvested in the same Fund at net asset value. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the same Fund in the form of full and fractional shares at net asset value.
Redeeming Shares
Redemption Fees
Your broker or financial intermediary may charge service fees for handling redemption transactions.
A-1                                  The Invesco Funds—Institutional Class
MCF – 12/15

How to Redeem Shares
For Liquid Assets Portfolio, Treasury Portfolio, Government & Agency Portfolio and STIC Prime Portfolio
Through a Financial Intermediary	If placing a redemption request through your financial intermediary, redemption proceeds will be transmitted electronically to your pre-authorized bank account. The Funds’ transfer agent must receive your financial intermediary’s instructions before 5:30 p.m. Eastern Time on a business day in order to effect the redemption on that day. If the financial intermediary wishes to place a redemption order between 5:00 p.m. Eastern Time and 5:30 p.m. Eastern Time on a business day it must do so by telephone.
By Telephone	If placing a redemption request by telephone, you or any person authorized to make account transactions, must call the Funds’ transfer agent before 5:30 p.m. Eastern Time on a business day to effect the redemption transaction on that day.
By Liquidity Link	If placing a redemption request through Liquidity Link, the Funds’ transfer agent must receive your redemption request before 5:00 p.m. Eastern Time on a business day to effect the transaction on that day.

Government TaxAdvantage Portfolio
Through a Financial Intermediary	If placing a redemption request through your financial intermediary, redemption proceeds will be transmitted electronically to your pre-authorized bank account. The Funds’ transfer agent must receive your financial intermediary’s instructions before 3:30 p.m. Eastern Time on a business day in order to effect the redemption on that day. If the financial intermediary wishes to place a redemption order between 3:00 p.m. Eastern Time and 3:30 p.m. Eastern Time on a business day it must do so by telephone.
By Telephone	If placing a redemption request by telephone, you or any person authorized to make account transactions, must call the Funds’ transfer agent before 3:30 p.m. Eastern Time on a business day to effect the redemption transaction on that day.
By Liquidity Link	If placing a redemption request through Liquidity Link, the Funds’ transfer agent must receive your redemption request before 3:00 p.m. Eastern Time on a business day to effect the transaction on that day.

Tax-Free Cash Reserve Portfolio
Through a Financial Intermediary	Contact your financial intermediary. Redemption proceeds will be transmitted electronically to your pre-authorized bank account. The Funds’ transfer agent must receive your financial intermediary’s instructions before 3:30 p.m. Eastern Time in order to effect the redemption at that day’s closing price.
By Telephone	A person who has been authorized to make transactions in the account application may make redemptions by telephone. You must call the Funds’ transfer agent before 3:30 p.m. Eastern Time in order to effect the redemption at that day’s closing price.
By Liquidity Link	If you place your redemption request via Liquidity Link, the Funds’ transfer agent must generally receive your redemption request before 12:30 p.m. Eastern Time in order to effect the redemption at that day’s closing price. Redemption orders of shares placed between 12:30 and 3:30 p.m. Eastern Time must be transmitted by telephone or a pre-arranged data transmission.

Payment of Redemption Proceeds
All redemption orders are processed at the net asset value next determined after the Funds’ transfer agent receives a redemption order.
Liquid Assets Portfolio, Treasury Portfolio, Government & Agency Portfolio and STIC Prime Portfolio
For Liquid Assets Portfolio, Treasury Portfolio, Government & Agency Portfolio and STIC Prime Portfolio, the Funds’ transfer agent will normally wire payment for redemptions received prior to 5:30 p.m. Eastern Time on the business day received, and in any event no more than seven days, after your redemption request is received in good order. However, depending on such factors as market liquidity and the size of the redemption, for a redemption request received by the Funds’ transfer agent between 5:00 p.m. Eastern Time and 5:30 p.m. Eastern Time, proceeds may not be wired until the next business day. If the Funds’ transfer agent receives a redemption request on a business day after 5:30 p.m. Eastern Time, the redemption will be effected at the net asset value of each Fund determined on the next business day, and the Funds’ transfer agent will normally wire redemption proceeds on such next business day, and in any event no more than seven days, after your redemption request is received in good order.
If a Fund exercises its discretion to close early on a business day, as described in the “Pricing of Shares—Timing of Orders” section of this prospectus, the Fund may not provide same day settlement of redemption orders.
Dividends payable up to the date of redemption on redeemed shares will normally be paid or reinvested on the next dividend payment date. However, if all of the shares in your account were redeemed from an individual account or from an aggregate account, you may request that the dividends payable up to the date of redemption accompany the proceeds of the redemption.
Government TaxAdvantage Portfolio
The Funds’ transfer agent will normally wire payment for redemptions received prior to 3:30 p.m. Eastern Time on the business day received, and in any event no more than seven days, after your redemption request is received in good order. However, depending on such factors as market liquidity and the size of the redemption, for a redemption request received by the Funds’ transfer agent between 3:00 p.m. Eastern Time and 3:30 p.m. Eastern Time, proceeds may not be wired until the next business day. If the Funds’ transfer agent receives a redemption request on a business day after 3:30 p.m. Eastern Time, the redemption will be effected at the net asset value of the Fund determined on the next business day, and the Funds’ transfer agent will normally wire redemption proceeds on such next business day, and in any event no more than seven days, after your redemption request is received in good order.
If the Fund exercises its discretion to close early on a business day, as described in the “Pricing of Shares—Timing of Orders” section of this prospectus, the Fund may not provide same day settlement of redemption orders.
Dividends payable up to the date of redemption on redeemed shares will normally be paid or reinvested on the next dividend payment date. However, if all of the shares in your account were redeemed from an individual account or from an aggregate account, you may request that the dividends payable up to the date of redemption accompany the proceeds of the redemption.
Tax-Free Cash Reserve Portfolio
The Funds’ transfer agent will normally wire payment for redemptions received prior to 3:30 p.m. Eastern Time on the business day received, and in any event no more than seven days, after your redemption request is received in good order. However, depending on such factors as market liquidity and the size of the redemption, for a redemption request received by the Funds’ transfer agent between 12:30 p.m. Eastern Time and 3:30 p.m. Eastern Time, proceeds may not be wired until the next business day. If the Funds’ transfer agent receives a redemption request on a business day after 3:30 p.m. Eastern Time, the redemption will be effected at the net asset value of the Fund determined on the next business day, and the Funds’ transfer agent will normally wire redemption proceeds on such next business day, and in any event no more than seven days, after your redemption request is received in good order.
If the Fund exercises its discretion to close early on a business day, as described in the “Pricing of Shares—Timing of Orders” section of this prospectus, the Fund may not provide same day settlement of redemption orders.
Dividends payable up to the date of redemption on redeemed shares will normally be paid or reinvested on the next dividend payment date. However, if all of the shares in your account were redeemed from an individual account or from an aggregate account, you may request that the
A-2                                  The Invesco Funds—Institutional Class

dividends payable up to the date of redemption accompany the proceeds of the redemption.
Redemptions by Telephone
If you redeem by telephone, the Funds’ transfer agent will transmit the amount of the redemption proceeds electronically to your pre-authorized bank account. The Funds’ transfer agent uses reasonable procedures to confirm that instructions communicated by telephone are genuine, and the Funds and the Funds’ transfer agent are not liable for telephone instructions that are reasonably believed to be genuine.
Redemptions by Liquidity Link
If you redeem via Liquidity Link, the Funds’ transfer agent will transmit your redemption proceeds electronically to your pre-authorized bank account. The Funds and the Funds’ transfer agent are not liable for Liquidity Link instructions that are not genuine.
Suspension of Redemptions
In the event that the Fund, at the end of a business day, has invested less than 10% of its total assets in weekly liquid assets or the Fund’s price per share as computed for the purpose of distribution, redemption and repurchase, rounded to the nearest 1%, has deviated from the stable price established by the Fund’s Board of Trustees (“Board”) or the Board, including a majority of trustees who are not interested persons as defined in the 1940 Act, determines that such a deviation is likely to occur, and the board of trustees, including a majority of trustees who are not interested persons of the Fund, irrevocably has approved the liquidation of the Fund, the Fund’s board of trustees has the authority to suspend redemptions of Fund shares.
Redemptions by the Funds
If a Fund determines that you have not provided a correct Social Security or other tax identification number on your account application, or the Fund is not able to verify your identity as required by law, the Fund may, at its discretion, redeem the account and distribute the proceeds to you.
Rights Reserved by the Funds
Each Fund and its agent reserve the right at any time to:
■	reject or cancel all or any part of any purchase order;
■	modify any terms or conditions related to the purchase or redemption of shares of any Fund; or
■	suspend, change or withdraw all or any part of the offering made by this prospectus.
Pricing of Shares
Determination of Net Asset Value
Liquid Assets Portfolio, Treasury Portfolio, Government & Agency Portfolio and STIC Prime Portfolio
For Liquid Assets Portfolio, Treasury Portfolio, Government & Agency Portfolio and STIC Prime Portfolio, the price of each Fund’s shares is the Fund’s net asset value per share. Each Fund will generally determine the net asset value of its shares at 5:30 p.m. Eastern Time.
If a Fund closes early on a business day, as described below under “Pricing of Shares—Timing of Orders”, the Fund will calculate its net asset value as of the time of such closing.
Each Fund values portfolio securities on the basis of amortized cost, which approximates market value. This method of valuation is designed to enable a Fund to price its shares at $1.00 per share. The Funds cannot guarantee that their net asset value will always remain at $1.00 per share.
Government TaxAdvantage Portfolio and Tax-Free Cash Reserve Portfolio
The price of each Fund’s shares is the Fund’s net asset value per share. Each Fund will generally determine the net asset value of its shares at 3:30 p.m. Eastern Time.
If a Fund closes early on a business day, as described below under “Pricing of Shares—Timing of Orders”, the Fund will calculate its net asset value as of the time of such closing.
Each Fund values portfolio securities on the basis of amortized cost, which approximates market value. This method of valuation is designed to enable a Fund to price its shares at $1.00 per share. The Funds cannot guarantee their net asset value will always remain at $1.00 per share.
Timing of Orders
Each Fund opens for business at 8:30 a.m. Eastern Time. Each Fund prices purchase and redemption orders on each business day at the net asset value calculated after the Funds’ transfer agent receives an order in good form.
A business day is any day that (1) both the Federal Reserve Bank of New York and the Fund’s custodian are open for business and (2) the primary trading markets for the Fund’s portfolio instruments are open and the Fund’s management believes there is an adequate market to meet purchase and redemption requests. Each Fund is authorized not to open for trading on a day that is otherwise a business day if the Securities Industry and Financial Markets Association (SIFMA) recommends that government securities dealers not open for trading; any such day will not be considered a business day. Each Fund also may close early on a business day if the SIFMA recommends that government securities dealers close early.
If the financial intermediary through which you place purchase and redemption orders, in turn, places its orders to the Funds’ transfer agent through the NSCC, the Funds’ transfer agent may not receive those orders until the next business day after the order has been entered into the NSCC.
Each Fund may postpone the right of redemption under unusual circumstances, as allowed by the SEC, such as when the New York Stock Exchange restricts or suspends trading.
Thirty-minutes prior to the Funds’ net asset value determination, Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio, and Government TaxAdvantage Portfolio may, in their discretion, limit or refuse to accept purchase orders and may not provide same-day payment of redemption proceeds.
During the period between 12:30 p.m. Eastern Time and 3:30 p.m. Eastern Time, Tax-Free Cash Reserve Portfolio may, in its discretion, refuse to accept purchase orders and may not provide same-day settlement of redemption orders. On days that a Fund closes early, the Fund may, in its discretion, refuse to accept purchase orders and may not provide same day settlement of redemption orders for such purchases and redemption orders received by the Funds’ transfer agent (i) if the Fund closes after 12:30 p.m. Eastern Time, between 12:30 p.m. Eastern Time and the time the Fund closes, and (ii) if the Fund closes on or before 12:30 p.m. Eastern Time, during the thirty minute period prior to the Fund’s net asset value determination.
Frequent Purchases and Redemptions of Fund Shares
The Board of the Funds has not adopted any policies and procedures that would limit frequent purchases and redemptions of the Funds’ shares. The Board does not believe that it is appropriate to adopt any such policies and procedures for the following reasons:
■	Each Fund is offered to investors as a cash management vehicle; therefore, investors should be able to purchase and redeem shares regularly and frequently.
■	One of the advantages of a money market fund as compared to other investment options is liquidity. Any policy that diminishes the liquidity of a Fund will be detrimental to the continuing operations of the Fund.
■	Each Fund’s portfolio securities are valued on the basis of amortized cost, and the Funds seek to maintain a constant net asset value. As a result, the Funds are not subject to price arbitrage opportunities.
A-3                                  The Invesco Funds—Institutional Class

■	Because each Fund seeks to maintain a constant net asset value, investors are more likely to expect to receive the amount they originally invested in the Funds upon redemption than other mutual funds. Imposition of redemption fees would run contrary to investor expectations.
The Board considered the risks of not having a specific policy that limits frequent purchases and redemptions, and it determined that those risks are minimal, especially in light of the reasons for not having such a policy as described above. Nonetheless, to the extent that each Fund must maintain additional cash and/or securities with shorter-term durations than may otherwise be required, the Fund’s yield could be negatively impacted. Moreover, excessive trading activity in the Fund’s shares may cause the Fund to incur increased brokerage and administrative costs.
Each Fund and its agent reserve the right at any time to reject or cancel any part of any purchase order. This could occur if each Fund determines that such purchase may disrupt the Fund’s operation or performance.
Taxes
A Fund intends to qualify each year as a regulated investment company and, as such, is not subject to entity-level tax on the income and gain it distributes to shareholders. If you are a taxable investor, dividends and distributions you receive from a Fund generally are taxable to you whether you reinvest distributions in additional Fund shares or take them in cash. Every year, you will be sent information showing the amount of dividends and distributions you received from a Fund during the prior calendar year. In addition, investors in taxable accounts should be aware of the following basic tax points as supplemented below where relevant:
Fund Tax Basics
■	A Fund earns income generally in the form of interest on its investments. This income, less expenses incurred in the operation of a Fund, constitutes the Fund’s net investment income from which dividends may be paid to you. If you are a taxable investor, distributions of net investment income generally are taxable to you as ordinary income.
■	Distributions of net short-term capital gains are taxable to you as ordinary income. Because a Fund is a money market fund, it does not anticipate realizing any long-term capital gains.
■	None of the dividends paid by a Fund will qualify as qualified dividend income subject to reduced rates of taxation in the case of non-corporate shareholders.
■	Distributions declared to shareholders with a record date in December—if paid to you by the end of January—are taxable for federal income tax purposes as if received in December.
■	Any capital gains realized from redemptions of Fund shares will be subject to federal income tax. For tax purposes, an exchange of your shares for shares of another Fund is the same as a sale. An exchange occurs when the purchase of shares of a Fund is made using the proceeds from a redemption of shares of another Fund and is effectuated on the same day as the redemption. Because a Fund expects to maintain a stable net asset value of $1.00 per share, investors should not have any gain or loss on sale or exchange of Fund shares.
■	By law, if you do not provide a Fund with your proper taxpayer identification number and certain required certifications, you may be subject to backup withholding on any distributions of income, capital gains, or proceeds from the sale of your shares. A Fund also must withhold if the Internal Revenue Service (IRS) instructs it to do so. When withholding is required, the amount will be 28% of any distributions or proceeds paid.
■	You will not be required to include the portion of dividends paid by a Fund derived from interest on U.S. government obligations in your gross income for purposes of personal and, in some cases, corporate income taxes in many state and local tax jurisdictions. The percentage of dividends that constitutes dividends derived from interest on federal obligations will be determined annually. This percentage may differ from the actual percentage of interest received by the Fund on federal obligations for the particular days on which you hold shares.
■	An additional 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends and capital gain distributions received from a Fund and net gains from redemptions or other taxable dispositions of Fund shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds a threshold amount. This Medicare tax, if applicable, is reported by you on, and paid with, your federal income tax return.
■	Fund distributions generally are subject to state and local income taxes.
■	Foreign investors should be aware that U.S. withholding, special certification requirements to avoid U.S. backup withholding and claim any treaty benefits and estate taxes may apply to an investment in a Fund.
■	Under the Foreign Account Tax Compliance Act (FATCA), a Fund will be required to withhold a 30% tax on the following payments or distributions made by the Fund to certain foreign entities, referred to as foreign financial institutions or non-financial foreign entities, that fail to comply (or be deemed compliant) with extensive reporting and withholding requirements designed to inform the U.S. Department of the Treasury of U.S.-owned foreign investment accounts: (a) income dividends and (b) after December 31, 2018, certain capital gain distributions, return of capital distributions and the proceeds arising from the sale of Fund shares. A Fund may disclose the information that it receives from its shareholders to the IRS, non-U.S. taxing authorities or other parties as necessary to comply with FATCA or similar laws. Withholding also may be required if a foreign entity that is a shareholder of a Fund fails to provide the Fund with appropriate certifications or other documentation concerning its status under FATCA.
The above discussion concerning the taxability of Fund dividends and distributions and of redemptions and exchanges of Fund shares is inapplicable to investors that generally are exempt from federal income tax, such as retirement plans that are qualified under Section 401 and 403 of the Code and individual retirement accounts (IRAs) and Roth IRAs.
Tax-Free Cash Reserve Portfolio
■	You will not be required to include the “exempt-interest” portion of dividends paid by the Fund in either your gross income for federal income tax purposes or your net investment income subject to the additional 3.8% Medicare tax. You will be required to report the receipt of exempt-interest dividends and other tax-exempt interest on your federal income tax returns. The percentage of dividends that constitutes exempt-interest dividends will be determined annually. This percentage may differ from the actual percentage of exempt interest received by the Fund for the particular days in which you hold shares.
■	A Fund may invest in municipal securities the interest on which constitutes an item of tax preference and could give rise to a federal alternative minimum tax liability for you, unless such municipal securities were issued in 2009 or 2010.
■	Exempt-interest dividends from interest earned on municipal securities of a state, or its political subdivisions, generally are exempt from that state’s personal income tax. Most states, however, do not grant tax-free treatment to interest from municipal securities of other states.
■	A Fund may invest a portion of its assets in securities that pay income that is not tax-exempt. To the extent that dividends paid by a Fund are derived from taxable investments or realized capital gains, they will be taxable as ordinary income or long-term capital gains.
■	A Fund may distribute to you any market discount and net short-term capital gains from the sale of its portfolio securities. If you are a taxable investor, Fund distributions from this income are taxable to you as ordinary income, and generally will neither qualify for the dividends
A-4                                  The Invesco Funds—Institutional Class

received deduction in the case of corporate shareholders nor as qualified dividend income subject to reduced rates of taxation in the case of noncorporate shareholders.
■	Exempt-interest dividends from a Fund are taken into account when determining the taxable portion of your social security or railroad retirement benefits, may be subject to state and local income taxes, may affect the deductibility of interest on certain indebtedness, and may have other collateral federal income tax consequences for you.
■	There are risks that: (a) a security issued as tax-exempt may be reclassified by the IRS or a state tax authority as taxable and/or (b) future legislative, administrative or court actions could adversely impact the qualification of income from a tax-exempt security as tax-free. Such reclassifications or actions could cause interest from a security to become taxable, possibly retroactively, subjecting you to increased tax liability. In addition, such reclassifications or actions could cause the value of a security, and therefore, the value of the Fund’s shares, to decline.
This discussion of “Taxes” is for general information only and not tax advice. All investors should consult their own tax advisers as to the federal, state, local and foreign tax provisions applicable to them.
Important Notice Regarding Delivery of Security Holder Documents
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact the Funds’ transfer agent at 800-959-4246 or contact your financial institution. The Funds’ transfer agent will begin sending you individual copies for each account within thirty days after receiving your request.
A-5                                  The Invesco Funds—Institutional Class

Obtaining Additional Information
More information may be obtained free of charge upon request. The SAI, a current version of which is on file with the SEC, contains more details about each Fund and is incorporated by reference into this prospectus (is legally a part of this prospectus). Annual and semi-annual reports to shareholders contain additional information about each Fund’s investments. Each Fund’s annual report also discusses the market conditions and investment strategies that significantly affected each Fund’s performance during its last fiscal year. Each Fund also files its complete schedule of portfolio holdings with the SEC for the 1st and 3rd quarters of each fiscal year on Form N-Q.
If you have questions about an Invesco Fund or your account, or you wish to obtain a free copy of the Fund’s current SAI, annual or semi-annual reports or Form N-Q, please contact us.
By Mail:	Invesco Investment Services, Inc. P.O. Box 219286 Kansas City, MO 64121-9286
By Telephone:	(800) 659-1005
On the Internet:	You can send us a request by e-mail or download prospectuses, SAIs, annual or semi-annual reports via our Web site: www.invesco.com/us
You can also review and obtain copies of each Fund’s SAI, annual or semi-annual reports, Forms N-Q and other information at the SEC’s Public Reference Room in Washington, DC; on the EDGAR database on the SEC’s Web site (http://www.sec.gov); or, after paying a duplicating fee, by sending a letter to the SEC’s Public Reference Section, Washington, DC 20549-1520 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-551-8090 for information about the Public Reference Room.
Liquid Assets Portfolio	Government & Agency Portfolio
STIC Prime Portfolio	Government TaxAdvantage Portfolio
Treasury Portfolio and SEC 1940 Act file number: 811-02729	Tax-Free Cash Reserve Portfolio

invesco.com/us	CM-STIT-PRO-1

Prospectus	December 18, 2015

Liquid Assets Portfolio
STIC Prime Portfolio
Treasury Portfolio
Government & Agency Portfolio
Government TaxAdvantage Portfolio
Tax-Free Cash Reserve Portfolio
Personal Investment Classes
Liquid Assets Portfolio’s investment objective is to provide current income consistent with preservation of capital and liquidity.
STIC Prime Portfolio’s investment objective is to provide current income consistent with preservation of capital and liquidity.
Treasury Portfolio’s investment objective is to provide current income consistent with preservation of capital and liquidity.
Government & Agency Portfolio’s investment objective is to provide current income consistent with preservation of capital and liquidity.
Government TaxAdvantage Portfolio’s investment objective is to provide current income consistent with preservation of capital and liquidity.
Tax-Free Cash Reserve Portfolio’s investment objective is to provide tax-exempt income consistent with preservation of capital and liquidity.
As with all other mutual fund securities, the U.S. Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.
You could lose money by investing in each Fund. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in each Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Each Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. Investments in each Fund are not guaranteed by a bank and investment is not a bank deposit.

                                  Short-Term Investment Trust

Fund Summaries

Liquid Assets Portfolio
Investment Objective(s)
The Fund’s investment objective is to provide current income consistent with preservation of capital and liquidity.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Class:	Personal Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class:	Personal Investment
Management Fees	0.15%

Distribution and/or Service (12b-1) Fees	0.75

Other Expenses	0.02

Total Annual Fund Operating Expenses	0.92

Fee Waiver and/or Expense Reimbursement[1,2]	0.23

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.69

1	Invesco Distributors, Inc. (Invesco Distributors) has contractually agreed to waive 0.20% of Rule 12b-1 distribution plan payments. Unless Invesco Distributors continues the fee waiver agreement, it will terminate on December 31, 2016. The fee waiver agreement cannot be terminated during its term.
2	Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed in the SAI) of Personal Investment Class shares to 0.69% (after Rule 12b-1 fee waiver) of the Fund's average daily net assets. Unless Invesco continues the fee waiver agreement, it will terminate on December 31, 2016. The fee waiver agreement cannot be terminated during its term.
Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain equal to the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement in the first year and the Total Annual Fund Operating Expenses thereafter. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
	1 Year	3 Years	5 Years	10 Years
Personal Investment	$70	$270	$487	$1,110

Principal Investment Strategies of the Fund
The Fund invests primarily in high-quality U.S. dollar-denominated short-term debt obligations, including: (i) securities issued by the U.S. Government or its agencies; (ii) certificates of deposit and time deposits from U.S. or foreign banks; (iii) repurchase agreements; (iv) commercial paper; and (v) municipal securities.
The Fund may engage in repurchase agreement transactions that are collateralized by cash or government securities. In addition, it may engage in repurchase agreement transactions that are collateralized by nongovernment securities such as equity securities and fixed income securities that are rated investment grade and below investment grade by nationally recognized statistical rating organizations or unrated securities of comparable quality. The Fund considers repurchase agreements with the Federal Reserve Bank of New York to be U.S. Government securities for purposes of the Fund’s investment policies.
The Fund will limit investments to those securities that are Eligible Securities as defined by applicable regulations at the time of purchase.
The Fund is a money market fund that seeks to maintain a stable price of $1.00 per share by using the amortized cost method to value portfolio securities and rounding the share value to the nearest cent. The Fund invests in conformity with Security and Exchange Commission (SEC) rules and regulation requirements for money market funds for the quality, maturity, diversification and liquidity of investments. The Fund invests only in U.S. dollar denominated securities maturing within 397 days of the date of purchase, with certain exceptions permitted by applicable regulations. The Fund maintains a dollar-weighted average portfolio maturity of no more than 60 days, and a dollar-weighted average portfolio maturity as determined without exceptions regarding certain interest rate adjustments under Rule 2a-7 under the Investment Company Act of 1940, as amended (Rule 2a-7), of no more than 120 days. Each investment must be determined to present minimal credit risks by Invesco Advisers, Inc. (Invesco or the Adviser) pursuant to guidelines approved by the Fund’s Board of Trustees (the Board), and must be an Eligible Security.
The Fund may invest up to 50% of its total assets in U.S. dollar-denominated foreign securities. Some of the Fund’s investments, although U.S. dollar-denominated, may be subject to foreign credit exposure.
The Fund may also invest in daily and weekly variable-rate demand notes.
In selecting securities for the Fund’s portfolio, the portfolio managers focus on securities that offer safety, liquidity, and a competitive yield. The Adviser conducts a credit analysis of each potential issuer prior to the purchase of its securities.
The portfolio managers normally hold portfolio securities to maturity, but may sell a security when they deem it advisable, such as when market or credit factors materially change.
Principal Risks of Investing in the Fund
As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, you may lose money by investing in the Fund. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:
Banking and Financial Services Industry Focus Risk. From time to time, the Fund may invest more than 25% of its assets in unsecured bank instruments, including but not limited to certificates of deposit and time deposits, or securities that may have guarantees or credit and liquidity enhancements provided by banks, insurance companies or other financial institutions. To the extent the Fund focuses its investments in these instruments or securities, the Fund’s performance will depend on the overall condition of those industries and the individual banks and financial institutions in which the Fund invests (directly or indirectly), the supply of short-term financing, changes in government regulation, changes in interest rates, and economic downturns in the United States and abroad.
Debt Securities Risk. The prices of debt securities held by the Fund will be affected by changes in interest rates, the creditworthiness of the issuer and other factors. An increase in prevailing interest rates typically causes
1                                  Short-Term Investment Trust

the value of existing debt securities to fall and often has a greater impact on longer-duration debt securities and higher quality debt securities. Falling interest rates will cause the Fund to reinvest the proceeds of debt securities that have been repaid by the issuer at lower interest rates. Falling interest rates may also reduce the Fund’s distributable income because interest payments on floating rate debt instruments held by the Fund will decline. The Fund could lose money on investments in debt securities if the issuer or borrower fails to meet its obligations to make interest payments and/or to repay principal in a timely manner. Changes in an issuer’s financial strength, the market’s perception of such strength or in the credit rating of the issuer or the security may affect the value of debt securities. The Adviser’s credit analysis may fail to anticipate such changes, which could result in buying a debt security at an inopportune time or failing to sell a debt security in advance of a price decline or other credit event.
Foreign Securities and Credit Exposure Risk. U.S. dollar-denominated securities carrying foreign credit exposure may be affected by unfavorable political, economic or governmental developments that could affect payments of principal and interest. Furthermore, the Fund's foreign investments may be adversely affected by political and social instability, changes in economic or taxation policies, difficulty in enforcing obligations, decreased liquidity or increased volatility. Foreign investments also involve the risk of the possible seizure, nationalization or expropriation of the issuer or foreign deposits (in which the Fund could lose its entire investments in a certain market) and the possible adoption of foreign governmental restrictions such as exchange controls.
Liquidity Risk. The Fund may be unable to sell illiquid investments at the time or price it desires and, as a result, could lose its entire investment in such investments. Liquid securities can become illiquid during periods of market stress. If a significant amount of the Fund’s securities become illiquid, the Fund may not be able to timely pay redemption proceeds and may need to sell securities at significantly reduced prices.
Management Risk. The Fund is actively managed and depends heavily on the Adviser’s judgment about markets, interest rates or the attractiveness, relative values, liquidity, or potential appreciation of particular investments made for the Fund’s portfolio. The Fund could experience losses if these judgments prove to be incorrect. Additionally, legislative, regulatory, or tax developments may adversely affect management of the Fund and, therefore, the ability of the Fund to achieve its investment objective.
Market Risk. The market values of the Fund’s investments, and therefore the value of the Fund’s shares, will go up and down, sometimes rapidly or unpredictably. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole. Individual stock prices tend to go up and down more dramatically than those of certain other types of investments, such as bonds. During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by the Fund will rise in value.
Money Market Fund Risk. Although the Fund seeks to preserve the value of your investment at $1.00 per share, you may lose money by investing in the Fund. The share price of money market funds can fall below the $1.00 share price. You should not rely on or expect the Fund’s adviser or its affiliates to enter into support agreements or take other actions to maintain the Fund’s $1.00 share price. The credit quality of the Fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the Fund’s share price. The Fund’s share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. Furthermore, amendments to money market fund regulations could impact the Fund’s operations and possibly negatively impact its return.
Municipal Securities Risk. The risk of a municipal obligation generally depends on the financial and credit status of the issuer. Constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives, and the issuer’s regional economic conditions may affect the municipal security’s value, interest payments, repayment of principal and the Fund’s ability to sell the security. Failure of a municipal security issuer to comply with applicable tax requirements may make income paid thereon taxable, resulting in a decline in the security’s value. In addition, there could be changes in applicable tax laws or tax treatments that reduce or eliminate the current federal income tax exemption on municipal securities or otherwise adversely affect the current federal or state tax status of municipal securities.
Repurchase Agreement Risk. The Fund is subject to the risk that the counterparty may default on its obligation to repurchase the underlying instruments collateralizing the repurchase agreement, which may cause the Fund to lose money. These risks are magnified to the extent that a repurchase agreement is secured by securities other than cash or U.S. Government securities.
U.S. Government Obligations Risk. Obligations of U.S. Government agencies and authorities receive varying levels of support and may not be backed by the full faith and credit of the U.S. Government, which could affect the Fund’s ability to recover should they default. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so.
Variable-Rate Demand Notes Risk. The absence of an active secondary market for certain variable and floating rate notes could make it difficult to dispose of these instruments, which could result in a loss.
Yield Risk. The Fund’s yield will vary as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in other securities. When interest rates are very low, the Fund’s expenses could absorb all or a portion of the Fund’s income and yield. Additionally, inflation may outpace and diminish investment returns over time.
Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The Fund's past performance is not necessarily an indication of its future performance. Updated performance information is available on the Fund's Web site at www.invesco.com/us.

Annual Total Returns
Personal Investment Class year-to-date (ended September 30, 2015): 0.01%
Best Quarter (ended December 31, 2006 and September 30, 2007): 1.19%
Worst Quarter (ended March 31, 2010, March 31, 2011, March 31, 2013, March 31, 2014, September 30, 2014 and December 31, 2014): 0.00%
Average Annual Total Returns (for the periods ended December 31, 2014)
	1 Year	5 Years	10 Years
Personal Investment Class: Inception (1/4/1999)	0.01%	0.02%	1.43%

Management of the Fund
Investment Adviser: Invesco Advisers, Inc.
Purchase and Sale of Fund Shares
You may purchase or redeem shares of a Fund on any business day the Fund is open through your financial intermediary, by telephone at (800) 659-1005, or through Liquidity LinkSM.
The minimum investments for Personal Investment Class fund accounts are as follows:
2                                  Short-Term Investment Trust

For Tax-Free Cash Reserve Portfolio
Initial Investments Per Fund Account*	$10,000

Additional Investments Per Fund Account	No minimum

For Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio and Government TaxAdvantage Portfolio
Initial Investments Per Fund Account*	$1,000

Additional Investments Per Fund Account	No minimum

*	An intermediary may aggregate its master accounts and subaccounts to satisfy the minimum investment requirement.
Tax Information
The Fund’s distributions generally are taxable to you as ordinary income, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account, in which case your distributions generally will be taxed when withdrawn from the tax-deferred account.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and the Fund’s distributor or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s Web site for more information.

STIC Prime Portfolio
Investment Objective(s)
The Fund’s investment objective is to provide current income consistent with preservation of capital and liquidity.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Class:	Personal Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class:	Personal Investment
Management Fees	0.15%

Distribution and/or Service (12b-1) Fees	0.75

Other Expenses	0.04

Total Annual Fund Operating Expenses	0.94

Fee Waiver and/or Expense Reimbursement[1,2]	0.25

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.69

1	Invesco Distributors, Inc. (Invesco Distributors) has contractually agreed to waive 0.20% of Rule 12b-1 distribution plan payments. Unless Invesco Distributors continues the fee waiver agreement, it will terminate on December 31, 2016. The fee waiver agreement cannot be terminated during its term.
2	Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed in the SAI) of Personal Investment Class shares to 0.69% (after Rule 12b-1 fee waiver) of the Fund's average daily net assets. Unless Invesco continues the fee waiver agreement, it will terminate on December 31, 2016. The fee waiver agreement cannot be terminated during its term.
Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain equal to the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement in the first year and the Total Annual Fund Operating Expenses thereafter. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
	1 Year	3 Years	5 Years	10 Years
Personal Investment	$70	$275	$496	$1,132

Principal Investment Strategies of the Fund
The Fund invests in high-quality U.S. dollar denominated obligations with maturities of 60 days or less, including: (i) securities issued by the U.S. Government or its agencies; (ii) certificates of deposit and time deposits from U.S. or foreign banks; (iii) repurchase agreements; (iv) commercial paper; and (v) municipal securities.
The Fund may engage in repurchase agreement transactions that are collateralized by cash or government securities. In addition, it may engage in repurchase agreement transactions that are collateralized by nongovernment securities such as equity securities and fixed income securities that are rated investment grade and below investment grade by nationally recognized statistical rating organizations or unrated securities of comparable quality.
The Fund will limit investments to those securities that are Eligible Securities as defined by applicable regulations at the time of purchase.
The Fund is a money market fund that seeks to maintain a stable price of $1.00 per share by using the amortized cost method to value portfolio securities and rounding the share value to the nearest cent. The Fund invests in conformity with SEC rules and regulation requirements for money market funds for the quality, maturity, diversification and liquidity of investments. The Fund invests only in U.S. dollar denominated securities maturing within 60 days of the date of purchase, with certain exceptions permitted by applicable regulations. The Fund maintains a dollar-weighted average portfolio maturity of no more than 60 days, and a dollar-weighted average portfolio maturity as determined without exceptions regarding certain interest rate adjustments under Rule 2a-7 of no more than 60 days. Each investment must be determined to present minimal credit risks by the Adviser pursuant to guidelines approved by the Board, and must be an Eligible Security.
The Fund may invest in U.S. dollar-denominated foreign securities. Some of the Fund’s investments, although U.S. dollar-denominated, may be subject to foreign credit exposure.
The Fund may also invest in daily and weekly variable-rate demand notes.
In selecting securities for the Fund’s portfolio, the portfolio managers focus on securities that offer safety, liquidity, and a competitive yield. The Adviser conducts a credit analysis of each potential issuer prior to the purchase of its securities.
The portfolio managers normally hold portfolio securities to maturity, but may sell a security when they deem it advisable, such as when market or credit factors materially change.
Principal Risks of Investing in the Fund
As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, you may lose money by investing in the Fund. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:
3                                  Short-Term Investment Trust

Banking and Financial Services Industry Focus Risk. From time to time, the Fund may invest more than 25% of its assets in unsecured bank instruments, including but not limited to certificates of deposit and time deposits, or securities that may have guarantees or credit and liquidity enhancements provided by banks, insurance companies or other financial institutions. To the extent the Fund focuses its investments in these instruments or securities, the Fund’s performance will depend on the overall condition of those industries and the individual banks and financial institutions in which the Fund invests (directly or indirectly), the supply of short-term financing, changes in government regulation, changes in interest rates, and economic downturns in the United States and abroad.
Debt Securities Risk. The prices of debt securities held by the Fund will be affected by changes in interest rates, the creditworthiness of the issuer and other factors. An increase in prevailing interest rates typically causes the value of existing debt securities to fall and often has a greater impact on longer-duration debt securities and higher quality debt securities. Falling interest rates will cause the Fund to reinvest the proceeds of debt securities that have been repaid by the issuer at lower interest rates. Falling interest rates may also reduce the Fund’s distributable income because interest payments on floating rate debt instruments held by the Fund will decline. The Fund could lose money on investments in debt securities if the issuer or borrower fails to meet its obligations to make interest payments and/or to repay principal in a timely manner. Changes in an issuer’s financial strength, the market’s perception of such strength or in the credit rating of the issuer or the security may affect the value of debt securities. The Adviser’s credit analysis may fail to anticipate such changes, which could result in buying a debt security at an inopportune time or failing to sell a debt security in advance of a price decline or other credit event.
Foreign Securities and Credit Exposure Risk. U.S. dollar-denominated securities carrying foreign credit exposure may be affected by unfavorable political, economic or governmental developments that could affect payments of principal and interest. Furthermore, the Fund's foreign investments may be adversely affected by political and social instability, changes in economic or taxation policies, difficulty in enforcing obligations, decreased liquidity or increased volatility. Foreign investments also involve the risk of the possible seizure, nationalization or expropriation of the issuer or foreign deposits (in which the Fund could lose its entire investments in a certain market) and the possible adoption of foreign governmental restrictions such as exchange controls.
Liquidity Risk. The Fund may be unable to sell illiquid investments at the time or price it desires and, as a result, could lose its entire investment in such investments. Liquid securities can become illiquid during periods of market stress. If a significant amount of the Fund’s securities become illiquid, the Fund may not be able to timely pay redemption proceeds and may need to sell securities at significantly reduced prices.
Management Risk. The Fund is actively managed and depends heavily on the Adviser’s judgment about markets, interest rates or the attractiveness, relative values, liquidity, or potential appreciation of particular investments made for the Fund’s portfolio. The Fund could experience losses if these judgments prove to be incorrect. Additionally, legislative, regulatory, or tax developments may adversely affect management of the Fund and, therefore, the ability of the Fund to achieve its investment objective.
Market Risk. The market values of the Fund’s investments, and therefore the value of the Fund’s shares, will go up and down, sometimes rapidly or unpredictably. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole. Individual stock prices tend to go up and down more dramatically than those of certain other types of investments, such as bonds. During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by the Fund will rise in value.
Money Market Fund Risk. Although the Fund seeks to preserve the value of your investment at $1.00 per share, you may lose money by investing in the Fund. The share price of money market funds can fall below the $1.00 share price. You should not rely on or expect the Fund’s adviser or its affiliates to enter into support agreements or take other actions to maintain the Fund’s $1.00 share price. The credit quality of the Fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the Fund’s share price. The Fund’s share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. Furthermore, amendments to money market fund regulations could impact the Fund’s operations and possibly negatively impact its return.
Municipal Securities Risk. The risk of a municipal obligation generally depends on the financial and credit status of the issuer. Constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives, and the issuer’s regional economic conditions may affect the municipal security’s value, interest payments, repayment of principal and the Fund’s ability to sell the security. Failure of a municipal security issuer to comply with applicable tax requirements may make income paid thereon taxable, resulting in a decline in the security’s value. In addition, there could be changes in applicable tax laws or tax treatments that reduce or eliminate the current federal income tax exemption on municipal securities or otherwise adversely affect the current federal or state tax status of municipal securities.
Repurchase Agreement Risk. The Fund is subject to the risk that the counterparty may default on its obligation to repurchase the underlying instruments collateralizing the repurchase agreement, which may cause the Fund to lose money. These risks are magnified to the extent that a repurchase agreement is secured by securities other than cash or U.S. Government securities.
U.S. Government Obligations Risk. Obligations of U.S. Government agencies and authorities receive varying levels of support and may not be backed by the full faith and credit of the U.S. Government, which could affect the Fund’s ability to recover should they default. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so.
Variable-Rate Demand Notes Risk. The absence of an active secondary market for certain variable and floating rate notes could make it difficult to dispose of these instruments, which could result in a loss.
Yield Risk. The Fund’s yield will vary as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in other securities. When interest rates are very low, the Fund’s expenses could absorb all or a portion of the Fund’s income and yield. Additionally, inflation may outpace and diminish investment returns over time.
Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The Fund's past performance is not necessarily an indication of its future performance. Updated performance information is available on the Fund's Web site at www.invesco.com/us.
4                                  Short-Term Investment Trust

Annual Total Returns
Personal Investment Class year-to-date (ended September 30, 2015): 0.09%
Best Quarter (ended September 30, 2006, December 31, 2006 and September 30, 2007): 1.19%
Worst Quarter (ended March 31, 2010, March 31, 2011 and September 30, 2014): 0.00%
Average Annual Total Returns (for the periods ended December 31, 2014)
	1 Year	5 Years	10 Years
Personal Investment Class: Inception (8/20/1991)	0.07%	0.05%	1.41%

Management of the Fund
Investment Adviser: Invesco Advisers, Inc.
Purchase and Sale of Fund Shares
You may purchase or redeem shares of a Fund on any business day the Fund is open through your financial intermediary, by telephone at (800) 659-1005, or through Liquidity LinkSM.
The minimum investments for Personal Investment Class fund accounts are as follows:
For Tax-Free Cash Reserve Portfolio
Initial Investments Per Fund Account*	$10,000

Additional Investments Per Fund Account	No minimum

For Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio and Government TaxAdvantage Portfolio
Initial Investments Per Fund Account*	$1,000

Additional Investments Per Fund Account	No minimum

*	An intermediary may aggregate its master accounts and subaccounts to satisfy the minimum investment requirement.
Tax Information
The Fund’s distributions generally are taxable to you as ordinary income, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account, in which case your distributions generally will be taxed when withdrawn from the tax-deferred account.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and the Fund’s distributor or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s Web site for more information.

Treasury Portfolio
Investment Objective(s)
The Fund’s investment objective is to provide current income consistent with preservation of capital and liquidity.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Class:	Personal Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class:	Personal Investment
Management Fees	0.15%

Distribution and/or Service (12b-1) Fees	0.75

Other Expenses	0.02

Total Annual Fund Operating Expenses	0.92

Fee Waiver and/or Expense Reimbursement[1,2]	0.23

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.69

1	Invesco Distributors, Inc. (Invesco Distributors) has contractually agreed to waive 0.20% of Rule 12b-1 distribution plan payments. Unless Invesco Distributors continues the fee waiver agreement, it will terminate on December 31, 2016. The fee waiver agreement cannot be terminated during its term.
2	Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed in the SAI) of Personal Investment Class shares to 0.69% (after Rule 12b-1 fee waiver) of the Fund's average daily net assets. Unless Invesco continues the fee waiver agreement, it will terminate on December 31, 2016. The fee waiver agreement cannot be terminated during its term.
Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain equal to the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement in the first year and the Total Annual Fund Operating Expenses thereafter. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
	1 Year	3 Years	5 Years	10 Years
Personal Investment	$70	$270	$487	$1,110

Principal Investment Strategies of the Fund
The Fund invests under normal circumstances at least 80% of its net assets (plus any borrowings for investment purposes) in direct obligations of the U.S. Treasury including bills, notes and bonds, and repurchase agreements secured by those obligations. The Fund invests at least 99.5% of its total assets in cash, Government Securities, and repurchase agreements collateralized by cash or Government Securities. Government Security generally means any security issued or guaranteed as to principal or interest by the U.S. Government or certain of its agencies or instrumentalities; or any certificate of deposit for any of the foregoing. The Fund considers repurchase agreements with the Federal Reserve Bank of New York to be U.S. Government securities for purposes of the Fund’s investment policies.
The Fund will limit investments to those securities that are Eligible Securities as defined by applicable regulations at the time of purchase.
The Fund is a Government Money Market Fund, as defined by Rule 2a-7, that seeks to maintain a stable price of $1.00 per share by using the amortized cost method to value portfolio securities and rounding the share value to the nearest cent. The Fund invests in conformity with SEC rules and regulation requirements for money market funds for the quality, maturity,
5                                  Short-Term Investment Trust

diversification and liquidity of investments. The Fund invests only in U.S. dollar denominated securities maturing within 397 days of the date of purchase, with certain exceptions permitted by applicable regulations. The Fund maintains a dollar-weighted average portfolio maturity of no more than 60 days, and a dollar-weighted average portfolio maturity as determined without exceptions regarding certain interest rate adjustments under Rule 2a-7 of no more than 120 days. Each investment must be determined to present minimal credit risks by the Adviser pursuant to guidelines approved by the Board, and must be an Eligible Security.
In selecting securities for the Fund’s portfolio, the portfolio managers focus on securities that offer safety, liquidity, and a competitive yield. The Adviser conducts a credit analysis of each potential issuer prior to the purchase of its securities.
The portfolio managers normally hold portfolio securities to maturity, but may sell a security when they deem it advisable, such as when market or credit factors materially change.
Principal Risks of Investing in the Fund
As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, you may lose money by investing in the Fund. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:
Debt Securities Risk. The prices of debt securities held by the Fund will be affected by changes in interest rates, the creditworthiness of the issuer and other factors. An increase in prevailing interest rates typically causes the value of existing debt securities to fall and often has a greater impact on longer-duration debt securities and higher quality debt securities. Falling interest rates will cause the Fund to reinvest the proceeds of debt securities that have been repaid by the issuer at lower interest rates. Falling interest rates may also reduce the Fund’s distributable income because interest payments on floating rate debt instruments held by the Fund will decline. The Fund could lose money on investments in debt securities if the issuer or borrower fails to meet its obligations to make interest payments and/or to repay principal in a timely manner. Changes in an issuer’s financial strength, the market’s perception of such strength or in the credit rating of the issuer or the security may affect the value of debt securities. The Adviser’s credit analysis may fail to anticipate such changes, which could result in buying a debt security at an inopportune time or failing to sell a debt security in advance of a price decline or other credit event.
Liquidity Risk. The Fund may be unable to sell illiquid investments at the time or price it desires and, as a result, could lose its entire investment in such investments. Liquid securities can become illiquid during periods of market stress. If a significant amount of the Fund’s securities become illiquid, the Fund may not be able to timely pay redemption proceeds and may need to sell securities at significantly reduced prices.
Management Risk. The Fund is actively managed and depends heavily on the Adviser’s judgment about markets, interest rates or the attractiveness, relative values, liquidity, or potential appreciation of particular investments made for the Fund’s portfolio. The Fund could experience losses if these judgments prove to be incorrect. Additionally, legislative, regulatory, or tax developments may adversely affect management of the Fund and, therefore, the ability of the Fund to achieve its investment objective.
Market Risk. The market values of the Fund’s investments, and therefore the value of the Fund’s shares, will go up and down, sometimes rapidly or unpredictably. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole. Individual stock prices tend to go up and down more dramatically than those of certain other types of investments, such as bonds. During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by the Fund will rise in value.
Money Market Fund Risk. Although the Fund seeks to preserve the value of your investment at $1.00 per share, you may lose money by investing in the Fund. The share price of money market funds can fall below the $1.00 share price. You should not rely on or expect the Fund’s adviser or its affiliates to enter into support agreements or take other actions to maintain the Fund’s $1.00 share price. The credit quality of the Fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the Fund’s share price. The Fund’s share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. Furthermore, amendments to money market fund regulations could impact the Fund’s operations and possibly negatively impact its return.
Repurchase Agreement Risk. If the seller of a repurchase agreement defaults or otherwise does not fulfill its obligations, the Fund may incur delays and losses arising from selling the underlying securities, enforcing its rights, or declining collateral value.
U.S. Government Obligations Risk. Obligations of U.S. Government agencies and authorities receive varying levels of support and may not be backed by the full faith and credit of the U.S. Government, which could affect the Fund’s ability to recover should they default. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so.
Yield Risk. The Fund’s yield will vary as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in other securities. When interest rates are very low, the Fund’s expenses could absorb all or a portion of the Fund’s income and yield. Additionally, inflation may outpace and diminish investment returns over time.
Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The Fund's past performance is not necessarily an indication of its future performance. Updated performance information is available on the Fund's Web site at www.invesco.com/us.

Annual Total Returns
Personal Investment Class year-to-date (ended September 30, 2015): 0.02%
Best Quarter (ended December 31, 2006): 1.16%
Worst Quarter (ended March 31, 2010, March 31, 2011, March 31, 2013, March 31, 2014, June 30, 2014, September 30, 2014 and December 31, 2014): 0.00%
Average Annual Total Returns (for the periods ended December 31, 2014)
	1 Year	5 Years	10 Years
Personal Investment Class: Inception (8/8/1991)	0.01%	0.02%	1.23%

Management of the Fund
Investment Adviser: Invesco Advisers, Inc.
Purchase and Sale of Fund Shares
You may purchase or redeem shares of a Fund on any business day the Fund is open through your financial intermediary, by telephone at (800) 659-1005, or through Liquidity LinkSM.
6                                  Short-Term Investment Trust

The minimum investments for Personal Investment Class fund accounts are as follows:
For Tax-Free Cash Reserve Portfolio
Initial Investments Per Fund Account*	$10,000

Additional Investments Per Fund Account	No minimum

For Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio and Government TaxAdvantage Portfolio
Initial Investments Per Fund Account*	$1,000

Additional Investments Per Fund Account	No minimum

*	An intermediary may aggregate its master accounts and subaccounts to satisfy the minimum investment requirement.
Tax Information
The Fund’s distributions generally are taxable to you as ordinary income, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account, in which case your distributions generally will be taxed when withdrawn from the tax-deferred account.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and the Fund’s distributor or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s Web site for more information.

Government & Agency Portfolio
Investment Objective(s)
The Fund’s investment objective is to provide current income consistent with preservation of capital and liquidity.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Class:	Personal Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class:	Personal Investment
Management Fees	0.10%

Distribution and/or Service (12b-1) Fees	0.75

Other Expenses	0.03

Total Annual Fund Operating Expenses	0.88

Fee Waiver and/or Expense Reimbursement[1]	0.20

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.68

1	Invesco Distributors, Inc. (Invesco Distributors) has contractually agreed to waive 0.20% of Rule 12b-1 distribution plan payments. Unless Invesco Distributors continues the fee waiver agreement, it will terminate on December 31, 2016. The fee waiver agreement cannot be terminated during its term.
Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The
Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain equal to the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement in the first year and the Total Annual Fund Operating Expenses thereafter. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
	1 Year	3 Years	5 Years	10 Years
Personal Investment	$69	$261	$468	$1,066

Principal Investment Strategies of the Fund
The Fund invests at least 99.5% of its total assets in cash, Government Securities, and repurchase agreements collateralized by cash or Government Securities. Government Security generally means any security issued or guaranteed as to principal or interest by the U.S. Government or certain of its agencies or instrumentalities; or any certificate of deposit for any of the foregoing. The Fund considers repurchase agreements with the Federal Reserve Bank of New York to be U.S. Government securities for purposes of the Fund’s investment policies.
The Fund will limit investments to those securities that are Eligible Securities as defined by applicable regulations at the time of purchase.
The Fund is a Government Money Market Fund, as defined by Rule 2a-7, that seeks to maintain a stable price of $1.00 per share by using the amortized cost method to value portfolio securities and rounding the share value to the nearest cent. The Fund invests in conformity with SEC rules and regulation requirements for money market funds for the quality, maturity, diversification and liquidity of investments. The Fund invests only in U.S. dollar denominated securities maturing within 397 days of the date of purchase, with certain exceptions permitted by applicable regulations. The Fund maintains a dollar-weighted average portfolio maturity of no more than 60 days, and a dollar-weighted average portfolio maturity as determined without exceptions regarding certain interest rate adjustments under Rule 2a-7 of no more than 120 days. Each investment must be determined to present minimal credit risks by the Adviser pursuant to guidelines approved by the Board, and must be an Eligible Security.
In selecting securities for the Fund’s portfolio, the portfolio managers focus on securities that offer safety, liquidity, and a competitive yield. The Adviser conducts a credit analysis of each potential issuer prior to the purchase of its securities.
The portfolio managers normally hold portfolio securities to maturity, but may sell a security when they deem it advisable, such as when market or credit factors materially change.
Principal Risks of Investing in the Fund
As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, you may lose money by investing in the Fund. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:
Debt Securities Risk. The prices of debt securities held by the Fund will be affected by changes in interest rates, the creditworthiness of the issuer and other factors. An increase in prevailing interest rates typically causes the value of existing debt securities to fall and often has a greater impact on longer-duration debt securities and higher quality debt securities. Falling interest rates will cause the Fund to reinvest the proceeds of debt securities that have been repaid by the issuer at lower interest rates. Falling interest rates may also reduce the Fund’s distributable income because interest payments on floating rate debt instruments held by the Fund will decline. The Fund could lose money on investments in debt securities if the issuer or borrower fails to meet its obligations to make interest payments and/or to
7                                  Short-Term Investment Trust

repay principal in a timely manner. Changes in an issuer’s financial strength, the market’s perception of such strength or in the credit rating of the issuer or the security may affect the value of debt securities. The Adviser’s credit analysis may fail to anticipate such changes, which could result in buying a debt security at an inopportune time or failing to sell a debt security in advance of a price decline or other credit event.
Liquidity Risk. The Fund may be unable to sell illiquid investments at the time or price it desires and, as a result, could lose its entire investment in such investments. Liquid securities can become illiquid during periods of market stress. If a significant amount of the Fund’s securities become illiquid, the Fund may not be able to timely pay redemption proceeds and may need to sell securities at significantly reduced prices.
Management Risk. The Fund is actively managed and depends heavily on the Adviser’s judgment about markets, interest rates or the attractiveness, relative values, liquidity, or potential appreciation of particular investments made for the Fund’s portfolio. The Fund could experience losses if these judgments prove to be incorrect. Additionally, legislative, regulatory, or tax developments may adversely affect management of the Fund and, therefore, the ability of the Fund to achieve its investment objective.
Market Risk. The market values of the Fund’s investments, and therefore the value of the Fund’s shares, will go up and down, sometimes rapidly or unpredictably. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole. Individual stock prices tend to go up and down more dramatically than those of certain other types of investments, such as bonds. During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by the Fund will rise in value.
Money Market Fund Risk. Although the Fund seeks to preserve the value of your investment at $1.00 per share, you may lose money by investing in the Fund. The share price of money market funds can fall below the $1.00 share price. You should not rely on or expect the Fund’s adviser or its affiliates to enter into support agreements or take other actions to maintain the Fund’s $1.00 share price. The credit quality of the Fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the Fund’s share price. The Fund’s share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. Furthermore, amendments to money market fund regulations could impact the Fund’s operations and possibly negatively impact its return.
Repurchase Agreement Risk. If the seller of a repurchase agreement defaults or otherwise does not fulfill its obligations, the Fund may incur delays and losses arising from selling the underlying securities, enforcing its rights, or declining collateral value.
U.S. Government Obligations Risk. Obligations of U.S. Government agencies and authorities receive varying levels of support and may not be backed by the full faith and credit of the U.S. Government, which could affect the Fund’s ability to recover should they default. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so.
Yield Risk. The Fund’s yield will vary as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in other securities. When interest rates are very low, the Fund’s expenses could absorb all or a portion of the Fund’s income and yield. Additionally, inflation may outpace and diminish investment returns over time.
Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The Fund's past performance is not necessarily an indication of its future performance. Updated performance information is available on the Fund's Web site at www.invesco.com/us.

Annual Total Returns
Personal Investment Class year-to-date (ended September 30, 2015): 0.03%
Best Quarter (ended December 31, 2006): 1.18%
Worst Quarter (ended March 31, 2010, March 31, 2011, March 31, 2013, June 30, 2014, September 30, 2014 and December 31, 2014): 0.00%
Average Annual Total Returns (for the periods ended December 31, 2014)
	1 Year	5 Years	10 Years
Personal Investment Class: Inception (1/31/2000)	0.01%	0.02%	1.33%

Management of the Fund
Investment Adviser: Invesco Advisers, Inc.
Purchase and Sale of Fund Shares
You may purchase or redeem shares of a Fund on any business day the Fund is open through your financial intermediary, by telephone at (800) 659-1005, or through Liquidity LinkSM.
The minimum investments for Personal Investment Class fund accounts are as follows:
For Tax-Free Cash Reserve Portfolio
Initial Investments Per Fund Account*	$10,000

Additional Investments Per Fund Account	No minimum

For Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio and Government TaxAdvantage Portfolio
Initial Investments Per Fund Account*	$1,000

Additional Investments Per Fund Account	No minimum

*	An intermediary may aggregate its master accounts and subaccounts to satisfy the minimum investment requirement.
Tax Information
The Fund’s distributions generally are taxable to you as ordinary income, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account, in which case your distributions generally will be taxed when withdrawn from the tax-deferred account.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and the Fund’s distributor or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s Web site for more information.

Government TaxAdvantage Portfolio
Investment Objective(s)
The Fund’s investment objective is to provide current income consistent with preservation of capital and liquidity.
8                                  Short-Term Investment Trust

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Class:	Personal Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class:	Personal Investment
Management Fees	0.20%

Distribution and/or Service (12b-1) Fees	0.75

Other Expenses	0.13

Total Annual Fund Operating Expenses	1.08

Fee Waiver and/or Expense Reimbursement[1,2]	0.39

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.69

1	Invesco Distributors, Inc. (Invesco Distributors) has contractually agreed to waive 0.20% of Rule 12b-1 distribution plan payments. Unless Invesco Distributors continues the fee waiver agreement, it will terminate on December 31, 2016. The fee waiver agreement cannot be terminated during its term.
2	Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed in the SAI) of Personal Investment Class shares to 0.69% (after Rule 12b-1 fee waiver) of the Fund's average daily net assets. Unless Invesco continues the fee waiver agreement, it will terminate on December 31, 2016. The fee waiver agreement cannot be terminated during its term.
Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain equal to the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement in the first year and the Total Annual Fund Operating Expenses thereafter. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
	1 Year	3 Years	5 Years	10 Years
Personal Investment	$70	$305	$558	$1,282

Principal Investment Strategies of the Fund
The Fund invests at least 99.5% of its total assets in cash and Government Securities. Government Security generally means any security issued or guaranteed as to principal or interest by the U.S. Government or certain of its agencies or instrumentalities; or any certificate of deposit for any of the foregoing. At the present time, the Fund has no current intention to invest in securities other than direct obligations of the U.S. Treasury and Agency Securities.
The Fund will limit investments to those securities that are Eligible Securities as defined by applicable regulations at the time of purchase.
The Fund also seeks to distribute dividends that are exempt from state and local taxation in many states.
The Fund is a Government Money Market Fund, as defined by Rule 2a-7, that seeks to maintain a stable price of $1.00 per share by using the amortized cost method to value portfolio securities and rounding the share value to the nearest cent. The Fund invests in conformity with SEC rules and regulation requirements for money market funds for the quality, maturity, diversification and liquidity of investments. The Fund invests only in U.S. dollar denominated securities maturing within 397 days of the date of purchase, with certain exceptions permitted by applicable regulations. The Fund maintains a dollar-weighted average portfolio maturity of no more than 60 days, and a dollar-weighted average portfolio maturity as determined without exceptions regarding certain interest rate adjustments under Rule 2a-7 of no more than 120 days. Each investment must be determined to present minimal credit risks by the Adviser pursuant to guidelines approved by the Board, and must be an Eligible Security.
In selecting securities for the Fund’s portfolio, the portfolio managers focus on securities that offer safety, liquidity, and a competitive yield. The Adviser conducts a credit analysis of each potential issuer prior to the purchase of its securities.
The portfolio managers normally hold portfolio securities to maturity, but may sell a security when they deem it advisable, such as when market or credit factors materially change.
Principal Risks of Investing in the Fund
As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, you may lose money by investing in the Fund. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:
Debt Securities Risk. The prices of debt securities held by the Fund will be affected by changes in interest rates, the creditworthiness of the issuer and other factors. An increase in prevailing interest rates typically causes the value of existing debt securities to fall and often has a greater impact on longer-duration debt securities and higher quality debt securities. Falling interest rates will cause the Fund to reinvest the proceeds of debt securities that have been repaid by the issuer at lower interest rates. Falling interest rates may also reduce the Fund’s distributable income because interest payments on floating rate debt instruments held by the Fund will decline. The Fund could lose money on investments in debt securities if the issuer or borrower fails to meet its obligations to make interest payments and/or to repay principal in a timely manner. Changes in an issuer’s financial strength, the market’s perception of such strength or in the credit rating of the issuer or the security may affect the value of debt securities. The Adviser’s credit analysis may fail to anticipate such changes, which could result in buying a debt security at an inopportune time or failing to sell a debt security in advance of a price decline or other credit event.
Liquidity Risk. The Fund may be unable to sell illiquid investments at the time or price it desires and, as a result, could lose its entire investment in such investments. Liquid securities can become illiquid during periods of market stress. If a significant amount of the Fund’s securities become illiquid, the Fund may not be able to timely pay redemption proceeds and may need to sell securities at significantly reduced prices.
Management Risk. The Fund is actively managed and depends heavily on the Adviser’s judgment about markets, interest rates or the attractiveness, relative values, liquidity, or potential appreciation of particular investments made for the Fund’s portfolio. The Fund could experience losses if these judgments prove to be incorrect. Additionally, legislative, regulatory, or tax developments may adversely affect management of the Fund and, therefore, the ability of the Fund to achieve its investment objective.
Market Risk. The market values of the Fund’s investments, and therefore the value of the Fund’s shares, will go up and down, sometimes rapidly or unpredictably. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole. Individual stock prices tend to go up and down more dramatically than those of certain other types of investments, such as bonds. During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by the Fund will rise in value.
9                                  Short-Term Investment Trust

Money Market Fund Risk. Although the Fund seeks to preserve the value of your investment at $1.00 per share, you may lose money by investing in the Fund. The share price of money market funds can fall below the $1.00 share price. You should not rely on or expect the Fund’s adviser or its affiliates to enter into support agreements or take other actions to maintain the Fund’s $1.00 share price. The credit quality of the Fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the Fund’s share price. The Fund’s share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. Furthermore, amendments to money market fund regulations could impact the Fund’s operations and possibly negatively impact its return.
U.S. Government Obligations Risk. Obligations of U.S. Government agencies and authorities receive varying levels of support and may not be backed by the full faith and credit of the U.S. Government, which could affect the Fund’s ability to recover should they default. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so.
Yield Risk. The Fund’s yield will vary as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in other securities. When interest rates are very low, the Fund’s expenses could absorb all or a portion of the Fund’s income and yield. Additionally, inflation may outpace and diminish investment returns over time.
Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The Fund's past performance is not necessarily an indication of its future performance. Updated performance information is available on the Fund's Web site at www.invesco.com/us.

Annual Total Returns
Personal Investment Class year-to-date (ended September 30, 2015): 0.09%
Best Quarter (ended December 31, 2006): 1.15%
Worst Quarter (ended March 31, 2010, September 30, 2014 and December 31, 2014): 0.00%
Average Annual Total Returns (for the periods ended December 31, 2014)
	1 Year	5 Years	10 Years
Personal Investment Class: Inception (5/31/2001)	0.03%	0.03%	1.29%

Management of the Fund
Investment Adviser: Invesco Advisers, Inc.
Purchase and Sale of Fund Shares
You may purchase or redeem shares of a Fund on any business day the Fund is open through your financial intermediary, by telephone at (800) 659-1005, or through Liquidity LinkSM.
The minimum investments for Personal Investment Class fund accounts are as follows:
For Tax-Free Cash Reserve Portfolio
Initial Investments Per Fund Account*	$10,000

Additional Investments Per Fund Account	No minimum

For Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio and Government TaxAdvantage Portfolio
Initial Investments Per Fund Account*	$1,000

Additional Investments Per Fund Account	No minimum

*	An intermediary may aggregate its master accounts and subaccounts to satisfy the minimum investment requirement.
Tax Information
The Fund’s distributions generally are taxable to you as ordinary income, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account, in which case your distributions generally will be taxed when withdrawn from the tax-deferred account.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and the Fund’s distributor or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s Web site for more information.

Tax-Free Cash Reserve Portfolio
Investment Objective(s)
The Fund’s investment objective is to provide tax-exempt income consistent with preservation of capital and liquidity.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Class:	Personal Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class:	Personal Investment
Management Fees	0.24%

Distribution and/or Service (12b-1) Fees	0.75

Other Expenses	0.07

Total Annual Fund Operating Expenses	1.06

Fee Waiver and/or Expense Reimbursement[1,2]	0.26

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.80

1	Invesco Distributors, Inc. (Invesco Distributors) has contractually agreed to waive 0.20% of Rule 12b-1 distribution plan payments. Unless Invesco Distributors continues the fee waiver agreement, it will terminate on December 31, 2016. The fee waiver agreement cannot be terminated during its term.
2	Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed in the SAI) of Personal Investment Class shares to 0.80% (after Rule 12b-1 fee waiver) of the Fund's average daily net assets. Unless Invesco continues the fee waiver agreement, it will terminate on December 31, 2016. The fee waiver agreement cannot be terminated during its term.
Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The
10                                  Short-Term Investment Trust

Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain equal to the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement in the first year and the Total Annual Fund Operating Expenses thereafter. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
	1 Year	3 Years	5 Years	10 Years
Personal Investment	$82	$311	$560	$1,271

Principal Investment Strategies of the Fund
The Fund invests under normal circumstances at least 80% of its net assets (plus any borrowings for investment purposes) in debt securities that (i) pay interest that is excluded from gross income for federal income tax purposes, and (ii) do not produce income that will be considered to be an item of preference for purposes of the alternative minimum tax. While the Fund’s distributions are primarily exempt from federal income tax, a portion of the Fund’s distributions may be subject to the federal alternative minimum tax and state and local taxes.
In complying with the 80% investment requirement, the Fund may include other instruments that have economic characteristics similar to the Fund's direct investments that are counted toward the 80% investment requirement.
The Fund will limit investments to those securities that are Eligible Securities as defined by applicable regulations at the time of purchase.
The Fund invests primarily in high quality U.S. dollar-denominated short-term debt obligations, including: (i) municipal securities; (ii) tax-exempt commercial paper; and (iii) cash equivalents. These securities may have credit and liquidity enhancements provided by banks, insurance companies or other financial institutions. Municipal securities include debt obligations of states, territories and possessions of the United States and the District of Columbia, their political subdivisions, agencies and instrumentalities, authorities thereof, and multi-state agencies, issued to obtain funds for various public purposes. Municipal lease obligations, synthetic municipal securities and certain types of industrial revenue bonds are treated as municipal securities.
Other securities held by the Fund may be structured with demand features which have the effect of shortening the security’s maturity.
The Fund is a money market fund that seeks to maintain a stable price of $1.00 per share by using the amortized cost method to value portfolio securities and rounding the share value to the nearest cent. The Fund invests in conformity with SEC rules and regulation requirements for money market funds for the quality, maturity, diversification and liquidity of investments. The Fund invests only in U.S. dollar denominated securities maturing within 397 days of the date of purchase, with certain exceptions permitted by applicable regulations. The Fund maintains a dollar-weighted average portfolio maturity of no more than 60 days, and a dollar-weighted average portfolio maturity as determined without exceptions regarding certain interest rate adjustments under Rule 2a-7 of no more than 120 days. Each investment must be determined to present minimal credit risks by the Adviser pursuant to guidelines approved by the Board, and must be an Eligible Security.
The Fund may invest in U.S. dollar-denominated foreign securities. Some of the Fund’s investments, although U.S. dollar-denominated, may be subject to foreign credit exposure.
The Fund may also invest in daily and weekly variable-rate demand notes.
In selecting securities for the Fund’s portfolio, the portfolio managers focus on securities that offer safety, liquidity, and a competitive yield. The Adviser conducts a credit analysis of each potential issuer prior to the purchase of its securities.
The portfolio managers normally hold portfolio securities to maturity, but may sell a security when they deem it advisable, such as when market or credit factors materially change.
Principal Risks of Investing in the Fund
As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, you may lose money by investing in the Fund. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:
Banking and Financial Services Industry Focus Risk. From time to time, the Fund may invest more than 25% of its assets in unsecured bank instruments, including but not limited to certificates of deposit and time deposits, or securities that may have guarantees or credit and liquidity enhancements provided by banks, insurance companies or other financial institutions. To the extent the Fund focuses its investments in these instruments or securities, the Fund’s performance will depend on the overall condition of those industries and the individual banks and financial institutions in which the Fund invests (directly or indirectly), the supply of short-term financing, changes in government regulation, changes in interest rates, and economic downturns in the United States and abroad.
Debt Securities Risk. The prices of debt securities held by the Fund will be affected by changes in interest rates, the creditworthiness of the issuer and other factors. An increase in prevailing interest rates typically causes the value of existing debt securities to fall and often has a greater impact on longer-duration debt securities and higher quality debt securities. Falling interest rates will cause the Fund to reinvest the proceeds of debt securities that have been repaid by the issuer at lower interest rates. Falling interest rates may also reduce the Fund’s distributable income because interest payments on floating rate debt instruments held by the Fund will decline. The Fund could lose money on investments in debt securities if the issuer or borrower fails to meet its obligations to make interest payments and/or to repay principal in a timely manner. Changes in an issuer’s financial strength, the market’s perception of such strength or in the credit rating of the issuer or the security may affect the value of debt securities. The Adviser’s credit analysis may fail to anticipate such changes, which could result in buying a debt security at an inopportune time or failing to sell a debt security in advance of a price decline or other credit event.
Foreign Securities and Credit Exposure Risk. U.S. dollar-denominated securities carrying foreign credit exposure may be affected by unfavorable political, economic or governmental developments that could affect payments of principal and interest. Furthermore, the Fund's foreign investments may be adversely affected by political and social instability, changes in economic or taxation policies, difficulty in enforcing obligations, decreased liquidity or increased volatility. Foreign investments also involve the risk of the possible seizure, nationalization or expropriation of the issuer or foreign deposits (in which the Fund could lose its entire investments in a certain market) and the possible adoption of foreign governmental restrictions such as exchange controls.
Liquidity Risk. The Fund may be unable to sell illiquid investments at the time or price it desires and, as a result, could lose its entire investment in such investments. Liquid securities can become illiquid during periods of market stress. If a significant amount of the Fund’s securities become illiquid, the Fund may not be able to timely pay redemption proceeds and may need to sell securities at significantly reduced prices.
Management Risk. The Fund is actively managed and depends heavily on the Adviser’s judgment about markets, interest rates or the attractiveness, relative values, liquidity, or potential appreciation of particular investments made for the Fund’s portfolio. The Fund could experience losses if these judgments prove to be incorrect. Additionally, legislative,
11                                  Short-Term Investment Trust

regulatory, or tax developments may adversely affect management of the Fund and, therefore, the ability of the Fund to achieve its investment objective.
Market Risk. The market values of the Fund’s investments, and therefore the value of the Fund’s shares, will go up and down, sometimes rapidly or unpredictably. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole. Individual stock prices tend to go up and down more dramatically than those of certain other types of investments, such as bonds. During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by the Fund will rise in value.
Money Market Fund Risk. Although the Fund seeks to preserve the value of your investment at $1.00 per share, you may lose money by investing in the Fund. The share price of money market funds can fall below the $1.00 share price. You should not rely on or expect the Fund’s adviser or its affiliates to enter into support agreements or take other actions to maintain the Fund’s $1.00 share price. The credit quality of the Fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the Fund’s share price. The Fund’s share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. Furthermore, amendments to money market fund regulations could impact the Fund’s operations and possibly negatively impact its return.
Municipal Securities Risk. The risk of a municipal obligation generally depends on the financial and credit status of the issuer. Constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives, and the issuer’s regional economic conditions may affect the municipal security’s value, interest payments, repayment of principal and the Fund’s ability to sell the security. Failure of a municipal security issuer to comply with applicable tax requirements may make income paid thereon taxable, resulting in a decline in the security’s value. In addition, there could be changes in applicable tax laws or tax treatments that reduce or eliminate the current federal income tax exemption on municipal securities or otherwise adversely affect the current federal or state tax status of municipal securities.
U.S. Government Obligations Risk. Obligations of U.S. Government agencies and authorities receive varying levels of support and may not be backed by the full faith and credit of the U.S. Government, which could affect the Fund’s ability to recover should they default. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so.
Variable-Rate Demand Notes Risk. The absence of an active secondary market for certain variable and floating rate notes could make it difficult to dispose of these instruments, which could result in a loss.
Yield Risk. The Fund’s yield will vary as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in other securities. When interest rates are very low, the Fund’s expenses could absorb all or a portion of the Fund’s income and yield. Additionally, inflation may outpace and diminish investment returns over time.
Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The Fund's past performance is not necessarily an indication of its future performance. Updated performance information is available on the Fund's Web site at www.invesco.com/us.

Annual Total Returns
Personal Investment Class year-to-date (ended September 30, 2015): 0.05%
Best Quarter (ended June 30, 2007 and September 30, 2007): 0.75%
Worst Quarter (ended March 31, 2010, March 31, 2011, September 30, 2014 and December 31, 2014): 0.00%
Average Annual Total Returns (for the periods ended December 31, 2014)
	1 Year	5 Years	10 Years
Personal Investment Class: Inception (12/4/2000)	0.03%	0.04%	0.90%

Management of the Fund
Investment Adviser: Invesco Advisers, Inc.
Purchase and Sale of Fund Shares
You may purchase or redeem shares of a Fund on any business day the Fund is open through your financial intermediary, by telephone at (800) 659-1005, or through Liquidity LinkSM.
The minimum investments for Personal Investment Class fund accounts are as follows:
For Tax-Free Cash Reserve Portfolio
Initial Investments Per Fund Account*	$10,000

Additional Investments Per Fund Account	No minimum

For Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio and Government TaxAdvantage Portfolio
Initial Investments Per Fund Account*	$1,000

Additional Investments Per Fund Account	No minimum

*	An intermediary may aggregate its master accounts and subaccounts to satisfy the minimum investment requirement.
Tax Information
The Fund’s distributions primarily are exempt from regular federal income tax. A portion of these distributions, however, may be subject to the federal alternative minimum tax and state and local taxes. The Fund may also make distributions that are taxable to you as ordinary income.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and the Fund’s distributor or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s Web site for more information.
12                                  Short-Term Investment Trust

Investment Objective(s), Strategies, Risks and Portfolio Holdings

Liquid Assets Portfolio
Objective(s) and Strategies
The Fund’s investment objective is to provide current income consistent with preservation of capital and liquidity. The Fund’s investment objective may be changed by the Board without shareholder approval.
The Fund invests primarily in high-quality U.S. dollar-denominated short-term debt obligations, including: (i) securities issued by the U.S. Government or its agencies; (ii) certificates of deposit and time deposits from U.S. or foreign banks; (iii) repurchase agreements; (iv) commercial paper; and (v) municipal securities.
The Fund may engage in repurchase agreement transactions that are collateralized by cash or government securities. In addition, it may engage in repurchase agreement transactions that are collateralized by nongovernment securities such as equity securities and fixed income securities that are rated investment grade and below investment grade by nationally recognized statistical rating organizations or unrated securities of comparable quality. The Fund considers repurchase agreements with the Federal Reserve Bank of New York to be U.S. Government securities for purposes of the Fund’s investment policies.
The Fund will limit investments to those securities that are Eligible Securities as defined by applicable regulations at the time of purchase.
As permitted by Rule 2a-7, the Fund seeks to maintain a stable price of $1.00 per share by using the amortized cost method to value portfolio securities and rounding the share value to the nearest cent. The Fund invests in conformity with SEC rules and regulation requirements for money market funds for the quality, maturity, diversification and liquidity of investments. The Fund invests only in U.S. dollar denominated securities maturing within 397 days of the date of purchase, with certain exceptions permitted by applicable regulations. The Fund maintains a dollar-weighted average portfolio maturity of no more than 60 days, and a dollar-weighted average portfolio maturity as determined without exceptions regarding certain interest rate adjustments under Rule 2a-7 of no more than 120 days. Each investment must be determined to present minimal credit risks by the Adviser pursuant to guidelines approved by the Board, and must be an Eligible Security.
The Fund may invest up to 50% of its total assets in U.S. dollar-denominated foreign securities. Some of the Fund’s investments, although U.S. dollar-denominated, may be subject to foreign credit exposure.
The Fund may also invest in daily and weekly variable-rate demand notes.
In selecting securities for the Fund’s portfolio, the portfolio managers focus on securities that offer safety, liquidity, and a competitive yield. The Adviser conducts a credit analysis of each potential issuer prior to the purchase of its securities.
The portfolio managers normally hold portfolio securities to maturity, but may sell a security when they deem it advisable, such as when market or credit factors materially change.
The Fund may, from time to time, take temporary defensive positions by holding cash, shortening the Fund’s dollar-weighted average portfolio maturity or investing in other securities that are Eligible Securities for purchase by money market funds as described in the Fund’s Statement of Additional Information (SAI), in anticipation of or in response to adverse market, economic, political or other conditions. If the Fund’s portfolio managers do so, different factors could affect the Fund’s performance and the Fund may not achieve its investment objective.
The Fund’s investments in the types of securities and other investments described in this prospectus vary from time to time, and, at any time, the Fund may not be invested in all of the types of securities and other investments described in this prospectus. The Fund may also invest in securities and other investments not described in this prospectus.
For more information, see “Description of the Funds and Their Investments and Risks” in the Fund’s SAI.
Risks
The principal risks of investing in the Fund are:
Banking and Financial Services Industry Focus Risk. From time to time, the Fund may invest more than 25% of its assets in unsecured bank instruments, including but not limited to certificates of deposit and time deposits, or securities that may have guarantees or credit and liquidity enhancements provided by banks, insurance companies or other financial institutions. To the extent the Fund focuses its investments in these instruments or securities, the Fund’s performance will depend on the overall condition of those industries and the individual banks and financial institutions in which the Fund invests (directly or indirectly). Financial services companies may be dependent on the supply of short-term financing. The value of bank instruments and securities of issuers in the banking and financial services industry, or guaranteed by such issuers, can be affected by and sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad. The risk of holding bank instruments is also directly tied to the risk of insolvency or bankruptcy of the issuing banks, which risk may be higher for larger or more complex financial institutions that combine traditional, commercial and investment banking.
Debt Securities Risk. The prices of debt securities held by the Fund will be affected by changes in interest rates, the creditworthiness of the issuer and other factors. An increase in prevailing interest rates typically causes the value of existing debt securities to fall and often has a greater impact on longer-duration debt securities and higher quality debt securities. Falling interest rates will cause the Fund to reinvest the proceeds of debt securities that have been repaid by the issuer at lower interest rates. Falling interest rates may also reduce the Fund’s distributable income because interest payments on floating rate debt instruments held by the Fund will decline. The Fund could lose money on investments in debt securities if the issuer or borrower fails to meet its obligations to make interest payments and/or to repay principal in a timely manner. If an issuer seeks to restructure the terms of its borrowings or the Fund is required to seek recovery upon a default in the payment of interest or the repayment of principal, the Fund may incur additional expenses. Changes in an issuer’s financial strength, the market’s perception of such strength or in the credit rating of the issuer or the security may affect the value of debt securities. The Adviser’s credit analysis may fail to anticipate such changes, which could result in buying a debt security at an inopportune time or failing to sell a debt security in advance of a price decline or other credit event.
Foreign Securities and Credit Exposure Risk. U.S. dollar-denominated securities carrying foreign credit exposure may be affected by unfavorable political, economic or governmental developments that could affect payments of principal and interest. Furthermore, the value of the Fund’s foreign investments may be adversely affected by political and social instability in their home countries, by changes in economic or taxation policies in those countries, or by the difficulty in enforcing obligations in those countries. Foreign companies generally may be subject to less stringent regulations than U.S. companies, including financial reporting requirements and auditing and accounting controls. As a result, there generally is less publicly available information about foreign companies than about U.S. companies. Trading in many foreign securities may be less liquid and more volatile than U.S. securities due to the size of the market or other factors.
Liquidity Risk. The Fund may be unable to sell illiquid investments at the time or price it desires and, as a result, could lose its entire investment in such investments. An investment may be illiquid due to a lack of trading volume in the investment or if the investment is privately placed and not traded in any public market or is otherwise restricted from trading. Certain
13                                  Short-Term Investment Trust

restricted securities require special registration and pose valuation difficulties. Liquid securities can become illiquid during periods of market stress. If a significant amount of the Fund’s securities become illiquid, the Fund may not be able to timely pay redemption proceeds and may need to sell securities at significantly reduced prices.
Management Risk. The Fund is actively managed and depends heavily on the Adviser’s judgment about markets, interest rates or the attractiveness, relative values, liquidity, or potential appreciation of particular investments made for the Fund’s portfolio. The Fund could experience losses if these judgments prove to be incorrect. There can be no guarantee that the Adviser’s investment techniques or investment decisions will produce the desired results. Additionally, legislative, regulatory, or tax developments may affect the investments or investment strategies available to the investment manager in connection with managing the Fund, which may also adversely affect the ability of the Fund to achieve its investment objective.
Market Risk. The market values of the Fund’s investments, and therefore the value of the Fund’s shares, will go up and down, sometimes rapidly or unpredictably. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole. The value of the Fund’s investments may go up or down due to general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, or adverse investor sentiment generally. The value of the Fund’s investments may also go up or down due to factors that affect an individual issuer or a particular industry or sector, such as changes in production costs and competitive conditions within an industry. Individual stock prices tend to go up and down more dramatically than those of certain other types of investments, such as bonds. During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by the Fund will rise in value.
Money Market Fund Risk. Although the Fund seeks to preserve the value of your investment at $1.00 per share, you may lose money by investing in the Fund. The share price of money market funds can fall below the $1.00 share price. You should not rely on or expect the Fund’s adviser or its affiliates to enter into support agreements or take other actions to maintain the Fund’s $1.00 share price. The credit quality of the Fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the Fund’s share price. The Fund’s share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. To the extent the Fund holds cash or cash equivalents rather than securities in which it primarily invests or uses to manage risk, the Fund may not achieve its investment objectives and may underperform. Furthermore, amendments to money market fund regulations could impact the Fund’s operations and possibly negatively impact its return.
Municipal Securities Risk. The risk of a municipal obligation generally depends on the financial and credit status of the issuer. Constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives, and the issuer’s regional economic conditions may affect the municipal security’s value, interest payments, repayment of principal and the Fund’s ability to sell the security. Municipal obligations may be more susceptible to downgrades or defaults during recessions or similar periods of economic stress. Municipal securities structured as revenue bonds are generally not backed by the taxing power of the issuing municipality but rather the revenue from the particular project or entity for which the bonds were issued. If the Internal Revenue Service determines that an issuer of a municipal security has not complied with applicable tax requirements, interest from the security could be treated as taxable, which could result in a decline in the security’s value. In addition, there could be changes in applicable tax laws or tax treatments that reduce or eliminate the current federal income tax exemption on municipal securities or otherwise adversely affect the current federal or state tax status of municipal securities.
Repurchase Agreement Risk. If the seller of a repurchase agreement defaults or otherwise does not fulfill its obligations, the Fund may incur delays and losses arising from selling the underlying securities, enforcing its rights, or declining collateral value. These risks are magnified to the extent that a repurchase agreement is secured by securities other than cash or U.S. Government securities.
U.S. Government Obligations Risk. Obligations of U.S. Government agencies and authorities receive varying levels of support and may not be backed by the full faith and credit of the U.S. Government, which could affect the Fund’s ability to recover should they default. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so.
Variable-Rate Demand Notes Risk. The absence of an active secondary market for certain variable and floating rate notes could make it difficult to dispose of these instruments, and a portfolio could suffer a loss if the issuer defaults during periods in which a portfolio is not entitled to exercise its demand rights.
Yield Risk. The Fund’s yield will vary as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in other securities. When interest rates are very low, the Fund’s expenses could absorb all or a portion of the Fund’s income and yield. Additionally, inflation may outpace and diminish investment returns over time.
STIC Prime Portfolio
Objective(s) and Strategies
The Fund’s investment objective is to provide current income consistent with preservation of capital and liquidity. The Fund’s investment objective may be changed by the Board without shareholder approval.
The Fund invests in high-quality U.S. dollar denominated obligations with maturities of 60 days or less, including: (i) securities issued by the U.S. Government or its agencies; (ii) certificates of deposit and time deposits from U.S. or foreign banks; (iii) repurchase agreements; (iv) commercial paper; and (v) municipal securities.
The Fund may engage in repurchase agreement transactions that are collateralized by cash or government securities. In addition, it may engage in repurchase agreement transactions that are collateralized by nongovernment securities such as equity securities and fixed income securities that are rated investment grade and below investment grade by nationally recognized statistical rating organizations or unrated securities of comparable quality.
The Fund will limit investments to those securities that are Eligible Securities as defined by applicable regulations at the time of purchase.
As permitted by Rule 2a-7, the Fund seeks to maintain a stable price of $1.00 per share by using the amortized cost method to value portfolio securities and rounding the share value to the nearest cent. The Fund invests in conformity with SEC rules and regulation requirements for money market funds for the quality, maturity, diversification and liquidity of investments. The Fund invests only in U.S. dollar denominated securities maturing within 60 days of the date of purchase, with certain exceptions permitted by applicable regulations. The Fund maintains a dollar-weighted average portfolio maturity of no more than 60 days, and a dollar-weighted average portfolio maturity as determined without exceptions regarding certain interest rate adjustments under Rule 2a-7 of no more than 60 days. Each investment must be determined to present minimal credit risks by the Adviser pursuant to guidelines approved by the Board, and must be an Eligible Security.
The Fund may invest in U.S. dollar-denominated foreign securities. Some of the Fund's investments, although U.S. dollar-denominated, may be subject to foreign credit exposure.
The Fund may also invest in daily and weekly variable-rate demand notes.
14                                  Short-Term Investment Trust

In selecting securities for the Fund’s portfolio, the portfolio managers focus on securities that offer safety, liquidity, and a competitive yield. The Adviser conducts a credit analysis of each potential issuer prior to the purchase of its securities.
The portfolio managers normally hold portfolio securities to maturity, but may sell a security when they deem it advisable, such as when market or credit factors materially change.
The Fund may, from time to time, take temporary defensive positions by holding cash, shortening the Fund’s dollar-weighted average portfolio maturity or investing in other securities that are Eligible Securities for purchase by money market funds as described in the Fund’s Statement of Additional Information (SAI), in anticipation of or in response to adverse market, economic, political or other conditions. If the Fund’s portfolio managers do so, different factors could affect the Fund’s performance and the Fund may not achieve its investment objective.
The Fund’s investments in the types of securities and other investments described in this prospectus vary from time to time, and, at any time, the Fund may not be invested in all of the types of securities and other investments described in this prospectus. The Fund may also invest in securities and other investments not described in this prospectus.
For more information, see “Description of the Funds and Their Investments and Risks” in the Fund’s SAI.
Risks
The principal risks of investing in the Fund are:
Banking and Financial Services Industry Focus Risk. From time to time, the Fund may invest more than 25% of its assets in unsecured bank instruments, including but not limited to certificates of deposit and time deposits, or securities that may have guarantees or credit and liquidity enhancements provided by banks, insurance companies or other financial institutions. To the extent the Fund focuses its investments in these instruments or securities, the Fund’s performance will depend on the overall condition of those industries and the individual banks and financial institutions in which the Fund invests (directly or indirectly). Financial services companies may be dependent on the supply of short-term financing. The value of bank instruments and securities of issuers in the banking and financial services industry, or guaranteed by such issuers, can be affected by and sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad. The risk of holding bank instruments is also directly tied to the risk of insolvency or bankruptcy of the issuing banks, which risk may be higher for larger or more complex financial institutions that combine traditional, commercial and investment banking.
Debt Securities Risk. The prices of debt securities held by the Fund will be affected by changes in interest rates, the creditworthiness of the issuer and other factors. An increase in prevailing interest rates typically causes the value of existing debt securities to fall and often has a greater impact on longer-duration debt securities and higher quality debt securities. Falling interest rates will cause the Fund to reinvest the proceeds of debt securities that have been repaid by the issuer at lower interest rates. Falling interest rates may also reduce the Fund’s distributable income because interest payments on floating rate debt instruments held by the Fund will decline. The Fund could lose money on investments in debt securities if the issuer or borrower fails to meet its obligations to make interest payments and/or to repay principal in a timely manner. If an issuer seeks to restructure the terms of its borrowings or the Fund is required to seek recovery upon a default in the payment of interest or the repayment of principal, the Fund may incur additional expenses. Changes in an issuer’s financial strength, the market’s perception of such strength or in the credit rating of the issuer or the security may affect the value of debt securities. The Adviser’s credit analysis may fail to anticipate such changes, which could result in buying a debt security at an inopportune time or failing to sell a debt security in advance of a price decline or other credit event.
Foreign Securities and Credit Exposure Risk. U.S. dollar-denominated securities carrying foreign credit exposure may be affected by unfavorable political, economic or governmental developments that could affect payments of principal and interest. Furthermore, the value of the Fund’s foreign investments may be adversely affected by political and social instability in their home countries, by changes in economic or taxation policies in those countries, or by the difficulty in enforcing obligations in those countries. Foreign companies generally may be subject to less stringent regulations than U.S. companies, including financial reporting requirements and auditing and accounting controls. As a result, there generally is less publicly available information about foreign companies than about U.S. companies. Trading in many foreign securities may be less liquid and more volatile than U.S. securities due to the size of the market or other factors.
Liquidity Risk. The Fund may be unable to sell illiquid investments at the time or price it desires and, as a result, could lose its entire investment in such investments. An investment may be illiquid due to a lack of trading volume in the investment or if the investment is privately placed and not traded in any public market or is otherwise restricted from trading. Certain restricted securities require special registration and pose valuation difficulties. Liquid securities can become illiquid during periods of market stress. If a significant amount of the Fund’s securities become illiquid, the Fund may not be able to timely pay redemption proceeds and may need to sell securities at significantly reduced prices.
Management Risk. The Fund is actively managed and depends heavily on the Adviser’s judgment about markets, interest rates or the attractiveness, relative values, liquidity, or potential appreciation of particular investments made for the Fund’s portfolio. The Fund could experience losses if these judgments prove to be incorrect. There can be no guarantee that the Adviser’s investment techniques or investment decisions will produce the desired results. Additionally, legislative, regulatory, or tax developments may affect the investments or investment strategies available to the investment manager in connection with managing the Fund, which may also adversely affect the ability of the Fund to achieve its investment objective.
Market Risk. The market values of the Fund’s investments, and therefore the value of the Fund’s shares, will go up and down, sometimes rapidly or unpredictably. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole. The value of the Fund’s investments may go up or down due to general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, or adverse investor sentiment generally. The value of the Fund’s investments may also go up or down due to factors that affect an individual issuer or a particular industry or sector, such as changes in production costs and competitive conditions within an industry. Individual stock prices tend to go up and down more dramatically than those of certain other types of investments, such as bonds. During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by the Fund will rise in value.
Money Market Fund Risk. Although the Fund seeks to preserve the value of your investment at $1.00 per share, you may lose money by investing in the Fund. The share price of money market funds can fall below the $1.00 share price. You should not rely on or expect the Fund’s adviser or its affiliates to enter into support agreements or take other actions to maintain the Fund’s $1.00 share price. The credit quality of the Fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the Fund’s share price. The Fund’s share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. To the extent the Fund holds cash or cash equivalents rather than securities in which it primarily invests or uses to manage risk, the Fund may not achieve its investment objectives
15                                  Short-Term Investment Trust

and may underperform. Furthermore, amendments to money market fund regulations could impact the Fund’s operations and possibly negatively impact its return.
Municipal Securities Risk. The risk of a municipal obligation generally depends on the financial and credit status of the issuer. Constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives, and the issuer’s regional economic conditions may affect the municipal security’s value, interest payments, repayment of principal and the Fund’s ability to sell the security. Municipal obligations may be more susceptible to downgrades or defaults during recessions or similar periods of economic stress. Municipal securities structured as revenue bonds are generally not backed by the taxing power of the issuing municipality but rather the revenue from the particular project or entity for which the bonds were issued. If the Internal Revenue Service determines that an issuer of a municipal security has not complied with applicable tax requirements, interest from the security could be treated as taxable, which could result in a decline in the security’s value. In addition, there could be changes in applicable tax laws or tax treatments that reduce or eliminate the current federal income tax exemption on municipal securities or otherwise adversely affect the current federal or state tax status of municipal securities.
Repurchase Agreement Risk. If the seller of a repurchase agreement defaults or otherwise does not fulfill its obligations, the Fund may incur delays and losses arising from selling the underlying securities, enforcing its rights, or declining collateral value. These risks are magnified to the extent that a repurchase agreement is secured by securities other than cash or U.S. Government securities.
U.S. Government Obligations Risk. Obligations of U.S. Government agencies and authorities receive varying levels of support and may not be backed by the full faith and credit of the U.S. Government, which could affect the Fund’s ability to recover should they default. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so.
Variable-Rate Demand Notes Risk. The absence of an active secondary market for certain variable and floating rate notes could make it difficult to dispose of these instruments, and a portfolio could suffer a loss if the issuer defaults during periods in which a portfolio is not entitled to exercise its demand rights.
Yield Risk. The Fund’s yield will vary as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in other securities. When interest rates are very low, the Fund’s expenses could absorb all or a portion of the Fund’s income and yield. Additionally, inflation may outpace and diminish investment returns over time.
Treasury Portfolio
Objective(s) and Strategies
The Fund’s investment objective is to provide current income consistent with preservation of capital and liquidity. The Fund’s investment objective may be changed by the Board without shareholder approval.
The Fund invests under normal circumstances at least 80% of its net assets (plus any borrowings for investment purposes) in direct obligations of the U.S. Treasury including bills, notes and bonds, and repurchase agreements secured by those obligations. The Fund invests at least 99.5% of its total assets in cash, Government Securities, and repurchase agreements collateralized by cash or Government Securities. Government Security generally means any security issued or guaranteed as to principal or interest by the U.S. Government or certain of its agencies or instrumentalities; or any certificate of deposit for any of the foregoing. The Fund considers repurchase agreements with the Federal Reserve Bank of New York to be U.S. Government securities for purposes of the Fund’s investment policies.
The Fund will limit investments to those securities that are Eligible Securities as defined by applicable regulations at the time of purchase.
The Fund is a Government Money Market Fund as defined by Rule 2a-7. As permitted by Rule 2a-7, the Fund seeks to maintain a stable price of $1.00 per share by using the amortized cost method to value portfolio securities and rounding the share value to the nearest cent. The Fund invests in conformity with SEC rules and regulation requirements for money market funds for the quality, maturity, diversification and liquidity of investments. The Fund invests only in U.S. dollar denominated securities maturing within 397 days of the date of purchase, with certain exceptions permitted by applicable regulations. The Fund maintains a dollar-weighted average portfolio maturity of no more than 60 days, and a dollar-weighted average portfolio maturity as determined without exceptions regarding certain interest rate adjustments under Rule 2a-7 of no more than 120 days. Each investment must be determined to present minimal credit risks by the Adviser pursuant to guidelines approved by the Board, and must be an Eligible Security.
In selecting securities for the Fund’s portfolio, the portfolio managers focus on securities that offer safety, liquidity, and a competitive yield. The Adviser conducts a credit analysis of each potential issuer prior to the purchase of its securities.
The portfolio managers normally hold portfolio securities to maturity, but may sell a security when they deem it advisable, such as when market or credit factors materially change.
The Fund may, from time to time, take temporary defensive positions by holding cash, shortening the Fund’s dollar-weighted average portfolio maturity or investing in other securities that are Eligible Securities for purchase by money market funds as described in the Fund’s Statement of Additional Information (SAI), in anticipation of or in response to adverse market, economic, political or other conditions. If the Fund’s portfolio managers do so, different factors could affect the Fund’s performance and the Fund may not achieve its investment objective.
The Fund’s investments in the types of securities and other investments described in this prospectus vary from time to time, and, at any time, the Fund may not be invested in all of the types of securities and other investments described in this prospectus. The Fund may also invest in securities and other investments not described in this prospectus.
For more information, see “Description of the Funds and Their Investments and Risks” in the Fund’s SAI.
Risks
The principal risks of investing in the Fund are:
Debt Securities Risk. The prices of debt securities held by the Fund will be affected by changes in interest rates, the creditworthiness of the issuer and other factors. An increase in prevailing interest rates typically causes the value of existing debt securities to fall and often has a greater impact on longer-duration debt securities and higher quality debt securities. Falling interest rates will cause the Fund to reinvest the proceeds of debt securities that have been repaid by the issuer at lower interest rates. Falling interest rates may also reduce the Fund’s distributable income because interest payments on floating rate debt instruments held by the Fund will decline. The Fund could lose money on investments in debt securities if the issuer or borrower fails to meet its obligations to make interest payments and/or to repay principal in a timely manner. If an issuer seeks to restructure the terms of its borrowings or the Fund is required to seek recovery upon a default in the payment of interest or the repayment of principal, the Fund may incur additional expenses. Changes in an issuer’s financial strength, the market’s perception of such strength or in the credit rating of the issuer or the security may affect the value of debt securities. The Adviser’s credit analysis may fail to anticipate such changes, which could result in buying a debt security at an inopportune time or failing to sell a debt security in advance of a price decline or other credit event.
Liquidity Risk. The Fund may be unable to sell illiquid investments at the time or price it desires and, as a result, could lose its entire investment in such investments. An investment may be illiquid due to a lack of trading volume in the investment or if the investment is privately placed and not
16                                  Short-Term Investment Trust

traded in any public market or is otherwise restricted from trading. Certain restricted securities require special registration and pose valuation difficulties. Liquid securities can become illiquid during periods of market stress. If a significant amount of the Fund’s securities become illiquid, the Fund may not be able to timely pay redemption proceeds and may need to sell securities at significantly reduced prices.
Management Risk. The Fund is actively managed and depends heavily on the Adviser’s judgment about markets, interest rates or the attractiveness, relative values, liquidity, or potential appreciation of particular investments made for the Fund’s portfolio. The Fund could experience losses if these judgments prove to be incorrect. There can be no guarantee that the Adviser’s investment techniques or investment decisions will produce the desired results. Additionally, legislative, regulatory, or tax developments may affect the investments or investment strategies available to the investment manager in connection with managing the Fund, which may also adversely affect the ability of the Fund to achieve its investment objective.
Market Risk. The market values of the Fund’s investments, and therefore the value of the Fund’s shares, will go up and down, sometimes rapidly or unpredictably. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole. The value of the Fund’s investments may go up or down due to general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, or adverse investor sentiment generally. The value of the Fund’s investments may also go up or down due to factors that affect an individual issuer or a particular industry or sector, such as changes in production costs and competitive conditions within an industry. Individual stock prices tend to go up and down more dramatically than those of certain other types of investments, such as bonds. During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by the Fund will rise in value.
Money Market Fund Risk. Although the Fund seeks to preserve the value of your investment at $1.00 per share, you may lose money by investing in the Fund. The share price of money market funds can fall below the $1.00 share price. You should not rely on or expect the Fund’s adviser or its affiliates to enter into support agreements or take other actions to maintain the Fund’s $1.00 share price. The credit quality of the Fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the Fund’s share price. The Fund’s share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. To the extent the Fund holds cash or cash equivalents rather than securities in which it primarily invests or uses to manage risk, the Fund may not achieve its investment objectives and may underperform. Furthermore, amendments to money market fund regulations could impact the Fund’s operations and possibly negatively impact its return.
Repurchase Agreement Risk. If the seller of a repurchase agreement defaults or otherwise does not fulfill its obligations, the Fund may incur delays and losses arising from selling the underlying securities, enforcing its rights, or declining collateral value.
U.S. Government Obligations Risk. Obligations of U.S. Government agencies and authorities receive varying levels of support and may not be backed by the full faith and credit of the U.S. Government, which could affect the Fund’s ability to recover should they default. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so.
Yield Risk. The Fund’s yield will vary as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in other securities. When interest rates are very low, the Fund’s expenses could absorb all or a portion of the Fund’s income and yield. Additionally, inflation may outpace and diminish investment returns over time.
Government & Agency Portfolio
Objective(s) and Strategies
The Fund’s investment objective is to provide current income consistent with preservation of capital and liquidity. The Fund’s investment objective may be changed by the Board without shareholder approval.
The Fund invests at least 99.5% of its total assets in cash, Government Securities, and repurchase agreements collateralized by cash or Government Securities. Government Security generally means any security issued or guaranteed as to principal or interest by the U.S. Government or certain of its agencies or instrumentalities; or any certificate of deposit for any of the foregoing. The Fund considers repurchase agreements with the Federal Reserve Bank of New York to be U.S. Government securities for purposes of the Fund’s investment policies.
The Fund will limit investments to those securities that are Eligible Securities as defined by applicable regulations at the time of purchase.
The Fund is a Government Money Market Fund as defined by Rule 2a-7. As permitted by Rule 2a-7, the Fund seeks to maintain a stable price of $1.00 per share by using the amortized cost method to value portfolio securities and rounding the share value to the nearest cent. The Fund invests in conformity with SEC rules and regulation requirements for money market funds for the quality, maturity, diversification and liquidity of investments. The Fund invests only in U.S. dollar denominated securities maturing within 397 days of the date of purchase, with certain exceptions permitted by applicable regulations. The Fund maintains a dollar-weighted average portfolio maturity of no more than 60 days, and a dollar-weighted average portfolio maturity as determined without exceptions regarding certain interest rate adjustments under Rule 2a-7 of no more than 120 days. Each investment must be determined to present minimal credit risks by the Adviser pursuant to guidelines approved by the Board, and must be an Eligible Security.
In selecting securities for the Fund’s portfolio, the portfolio managers focus on securities that offer safety, liquidity, and a competitive yield. The Adviser conducts a credit analysis of each potential issuer prior to the purchase of its securities.
The portfolio managers normally hold portfolio securities to maturity, but may sell a security when they deem it advisable, such as when market or credit factors materially change.
The Fund may, from time to time, take temporary defensive positions by holding cash, shortening the Fund’s dollar-weighted average portfolio maturity or investing in other securities that are Eligible Securities for purchase by money market funds as described in the Fund’s Statement of Additional Information (SAI), in anticipation of or in response to adverse market, economic, political or other conditions. If the Fund’s portfolio managers do so, different factors could affect the Fund’s performance and the Fund may not achieve its investment objective.
The Fund’s investments in the types of securities and other investments described in this prospectus vary from time to time, and, at any time, the Fund may not be invested in all of the types of securities and other investments described in this prospectus. The Fund may also invest in securities and other investments not described in this prospectus.
For more information, see “Description of the Funds and Their Investments and Risks” in the Fund’s SAI.
Risks
The principal risks of investing in the Fund are:
Debt Securities Risk. The prices of debt securities held by the Fund will be affected by changes in interest rates, the creditworthiness of the issuer and other factors. An increase in prevailing interest rates typically causes the value of existing debt securities to fall and often has a greater impact on longer-duration debt securities and higher quality debt securities. Falling interest rates will cause the Fund to reinvest the proceeds of debt securities that have been repaid by the issuer at lower interest rates. Falling interest rates may also reduce the Fund’s distributable income because interest payments on floating rate debt instruments held by the Fund will decline.
17                                  Short-Term Investment Trust

The Fund could lose money on investments in debt securities if the issuer or borrower fails to meet its obligations to make interest payments and/or to repay principal in a timely manner. If an issuer seeks to restructure the terms of its borrowings or the Fund is required to seek recovery upon a default in the payment of interest or the repayment of principal, the Fund may incur additional expenses. Changes in an issuer’s financial strength, the market’s perception of such strength or in the credit rating of the issuer or the security may affect the value of debt securities. The Adviser’s credit analysis may fail to anticipate such changes, which could result in buying a debt security at an inopportune time or failing to sell a debt security in advance of a price decline or other credit event.
Liquidity Risk. The Fund may be unable to sell illiquid investments at the time or price it desires and, as a result, could lose its entire investment in such investments. An investment may be illiquid due to a lack of trading volume in the investment or if the investment is privately placed and not traded in any public market or is otherwise restricted from trading. Certain restricted securities require special registration and pose valuation difficulties. Liquid securities can become illiquid during periods of market stress. If a significant amount of the Fund’s securities become illiquid, the Fund may not be able to timely pay redemption proceeds and may need to sell securities at significantly reduced prices.
Management Risk. The Fund is actively managed and depends heavily on the Adviser’s judgment about markets, interest rates or the attractiveness, relative values, liquidity, or potential appreciation of particular investments made for the Fund’s portfolio. The Fund could experience losses if these judgments prove to be incorrect. There can be no guarantee that the Adviser’s investment techniques or investment decisions will produce the desired results. Additionally, legislative, regulatory, or tax developments may affect the investments or investment strategies available to the investment manager in connection with managing the Fund, which may also adversely affect the ability of the Fund to achieve its investment objective.
Market Risk. The market values of the Fund’s investments, and therefore the value of the Fund’s shares, will go up and down, sometimes rapidly or unpredictably. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole. The value of the Fund’s investments may go up or down due to general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, or adverse investor sentiment generally. The value of the Fund’s investments may also go up or down due to factors that affect an individual issuer or a particular industry or sector, such as changes in production costs and competitive conditions within an industry. Individual stock prices tend to go up and down more dramatically than those of certain other types of investments, such as bonds. During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by the Fund will rise in value.
Money Market Fund Risk. Although the Fund seeks to preserve the value of your investment at $1.00 per share, you may lose money by investing in the Fund. The share price of money market funds can fall below the $1.00 share price. You should not rely on or expect the Fund’s adviser or its affiliates to enter into support agreements or take other actions to maintain the Fund’s $1.00 share price. The credit quality of the Fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the Fund’s share price. The Fund’s share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. To the extent the Fund holds cash or cash equivalents rather than securities in which it primarily invests or uses to manage risk, the Fund may not achieve its investment objectives and may underperform. Furthermore, amendments to money market fund regulations could impact the Fund’s operations and possibly negatively impact its return.
Repurchase Agreement Risk. If the seller of a repurchase agreement defaults or otherwise does not fulfill its obligations, the Fund may incur delays and losses arising from selling the underlying securities, enforcing its rights, or declining collateral value.
U.S. Government Obligations Risk. Obligations of U.S. Government agencies and authorities receive varying levels of support and may not be backed by the full faith and credit of the U.S. Government, which could affect the Fund’s ability to recover should they default. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so.
Yield Risk. The Fund’s yield will vary as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in other securities. When interest rates are very low, the Fund’s expenses could absorb all or a portion of the Fund’s income and yield. Additionally, inflation may outpace and diminish investment returns over time.
Government TaxAdvantage Portfolio
Objective(s) and Strategies
The Fund’s investment objective is to provide current income consistent with preservation of capital and liquidity. The Fund’s investment objective may be changed by the Board without shareholder approval.
The Fund invests at least 99.5% of its total assets in cash and Government Securities. Government Security generally means any security issued or guaranteed as to principal or interest by the U.S. Government or certain of its agencies or instrumentalities; or any certificate of deposit for any of the foregoing. At the present time, the Fund has no current intention to invest in securities other than direct obligations of the U.S. Treasury and Agency Securities.
The Fund will limit investments to those securities that are Eligible Securities as defined by applicable regulations at the time of purchase.
The Fund also seeks to distribute dividends that are exempt from state and local taxation in many states.
The Fund is a Government Money Market Fund, as defined by Rule 2a-7. As permitted by Rule 2a-7, the Fund seeks to maintain a stable price of $1.00 per share by using the amortized cost method to value portfolio securities and rounding the share value to the nearest cent. The Fund invests in conformity with SEC rules and regulation requirements for money market funds for the quality, maturity, diversification and liquidity of investments. The Fund invests only in U.S. dollar denominated securities maturing within 397 days of the date of purchase, with certain exceptions permitted by applicable regulations. The Fund maintains a dollar-weighted average portfolio maturity of no more than 60 days, and a dollar-weighted average portfolio maturity as determined without exceptions regarding certain interest rate adjustments under Rule 2a-7 of no more than 120 days. Each investment must be determined to present minimal credit risks by the Adviser pursuant to guidelines approved by the Board, and must be an Eligible Security.
In selecting securities for the Fund’s portfolio, the portfolio managers focus on securities that offer safety, liquidity, and a competitive yield. The Adviser conducts a credit analysis of each potential issuer prior to the purchase of its securities.
The portfolio managers normally hold portfolio securities to maturity, but may sell a security when they deem it advisable, such as when market or credit factors materially change.
The Fund may, from time to time, take temporary defensive positions by holding cash, shortening the Fund’s dollar-weighted average portfolio maturity or investing in other securities that are Eligible Securities for purchase by money market funds as described in the Fund’s Statement of Additional Information (SAI), in anticipation of or in response to adverse market, economic, political or other conditions. If the Fund’s portfolio managers do so, different factors could affect the Fund’s performance and the Fund may not achieve its investment objective.
The Fund’s investments in the types of securities and other investments described in this prospectus vary from time to time, and, at any time, the
18                                  Short-Term Investment Trust

Fund may not be invested in all of the types of securities and other investments described in this prospectus. The Fund may also invest in securities and other investments not described in this prospectus.
For more information, see “Description of the Funds and Their Investments and Risks” in the Fund’s SAI.
Risks
The principal risks of investing in the Fund are:
Debt Securities Risk. The prices of debt securities held by the Fund will be affected by changes in interest rates, the creditworthiness of the issuer and other factors. An increase in prevailing interest rates typically causes the value of existing debt securities to fall and often has a greater impact on longer-duration debt securities and higher quality debt securities. Falling interest rates will cause the Fund to reinvest the proceeds of debt securities that have been repaid by the issuer at lower interest rates. Falling interest rates may also reduce the Fund’s distributable income because interest payments on floating rate debt instruments held by the Fund will decline. The Fund could lose money on investments in debt securities if the issuer or borrower fails to meet its obligations to make interest payments and/or to repay principal in a timely manner. If an issuer seeks to restructure the terms of its borrowings or the Fund is required to seek recovery upon a default in the payment of interest or the repayment of principal, the Fund may incur additional expenses. Changes in an issuer’s financial strength, the market’s perception of such strength or in the credit rating of the issuer or the security may affect the value of debt securities. The Adviser’s credit analysis may fail to anticipate such changes, which could result in buying a debt security at an inopportune time or failing to sell a debt security in advance of a price decline or other credit event.
Liquidity Risk. The Fund may be unable to sell illiquid investments at the time or price it desires and, as a result, could lose its entire investment in such investments. An investment may be illiquid due to a lack of trading volume in the investment or if the investment is privately placed and not traded in any public market or is otherwise restricted from trading. Certain restricted securities require special registration and pose valuation difficulties. Liquid securities can become illiquid during periods of market stress. If a significant amount of the Fund’s securities become illiquid, the Fund may not be able to timely pay redemption proceeds and may need to sell securities at significantly reduced prices.
Management Risk. The Fund is actively managed and depends heavily on the Adviser’s judgment about markets, interest rates or the attractiveness, relative values, liquidity, or potential appreciation of particular investments made for the Fund’s portfolio. The Fund could experience losses if these judgments prove to be incorrect. There can be no guarantee that the Adviser’s investment techniques or investment decisions will produce the desired results. Additionally, legislative, regulatory, or tax developments may affect the investments or investment strategies available to the investment manager in connection with managing the Fund, which may also adversely affect the ability of the Fund to achieve its investment objective.
Market Risk. The market values of the Fund’s investments, and therefore the value of the Fund’s shares, will go up and down, sometimes rapidly or unpredictably. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole. The value of the Fund’s investments may go up or down due to general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, or adverse investor sentiment generally. The value of the Fund’s investments may also go up or down due to factors that affect an individual issuer or a particular industry or sector, such as changes in production costs and competitive conditions within an industry. Individual stock prices tend to go up and down more dramatically than those of certain other types of investments, such as bonds. During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by the Fund will rise in value.
Money Market Fund Risk. Although the Fund seeks to preserve the value of your investment at $1.00 per share, you may lose money by investing in the Fund. The share price of money market funds can fall below the $1.00 share price. You should not rely on or expect the Fund’s adviser or its affiliates to enter into support agreements or take other actions to maintain the Fund’s $1.00 share price. The credit quality of the Fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the Fund’s share price. The Fund’s share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. To the extent the Fund holds cash or cash equivalents rather than securities in which it primarily invests or uses to manage risk, the Fund may not achieve its investment objectives and may underperform. Furthermore, amendments to money market fund regulations could impact the Fund’s operations and possibly negatively impact its return.
U.S. Government Obligations Risk. Obligations of U.S. Government agencies and authorities receive varying levels of support and may not be backed by the full faith and credit of the U.S. Government, which could affect the Fund’s ability to recover should they default. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so.
Yield Risk. The Fund’s yield will vary as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in other securities. When interest rates are very low, the Fund’s expenses could absorb all or a portion of the Fund’s income and yield. Additionally, inflation may outpace and diminish investment returns over time.
Tax-Free Cash Reserve Portfolio
Objective(s) and Strategies
The Fund’s investment objective is to provide tax-exempt income consistent with preservation of capital and liquidity. The Fund’s investment objective may be changed by the Board without shareholder approval.
The Fund invests under normal circumstances at least 80% of its net assets (plus any borrowings for investment purposes) in debt securities that (i) pay interest that is excluded from gross income for federal income tax purposes, and (ii) do not produce income that will be considered to be an item of preference for purposes of the alternative minimum tax. While the Fund’s distributions are primarily exempt from federal income tax, a portion of the Fund’s distributions may be subject to the federal alternative minimum tax and state and local taxes.
In complying with the 80% investment requirement, the Fund may include other instruments that have economic characteristics similar to the Fund's direct investments that are counted toward the 80% investment requirement.
The Fund will limit investments to those securities that are Eligible Securities as defined by applicable regulations at the time of purchase.
The Fund invests primarily in high quality U.S. dollar-denominated short-term debt obligations, including: (i) municipal securities; (ii) tax-exempt commercial paper; and (iii) cash equivalents. These securities may have credit and liquidity enhancements provided by banks, insurance companies or other financial institutions. Municipal securities include debt obligations of states, territories and possessions of the United States and the District of Columbia, their political subdivisions, agencies and instrumentalities, authorities thereof, and multi-state agencies, issued to obtain funds for various public purposes. Municipal lease obligations, synthetic municipal securities and certain types of industrial revenue bonds are treated as municipal securities. Synthetic municipal securities include variable rate instruments, which are created when fixed rate bonds are coupled with a third party demand feature.
Other securities held by the Fund may be structured with demand features which have the effect of shortening the security’s maturity.
19                                  Short-Term Investment Trust

As permitted by Rule 2a-7, the Fund seeks to maintain a stable price of $1.00 per share by using the amortized cost method to value portfolio securities and rounding the share value to the nearest cent. The Fund invests in conformity with SEC rules and regulation requirements for money market funds for the quality, maturity, diversification and liquidity of investments. The Fund invests only in U.S. dollar denominated securities maturing within 397 days of the date of purchase, with certain exceptions permitted by applicable regulations. The Fund maintains a dollar-weighted average portfolio maturity of no more than 60 days, and a dollar-weighted average portfolio maturity as determined without exceptions regarding certain interest rate adjustments under Rule 2a-7 of no more than 120 days. Each investment must be determined to present minimal credit risks by the Adviser pursuant to guidelines approved by the Board, and must be an Eligible Security.
The Fund may invest in U.S. dollar-denominated foreign securities. Some of the Fund’s investments, although U.S. dollar-denominated, may be subject to foreign credit exposure.
The Fund may also invest in daily and weekly variable-rate demand notes.
In selecting securities for the Fund’s portfolio, the portfolio managers focus on securities that offer safety, liquidity, and a competitive yield. The Adviser conducts a credit analysis of each potential issuer prior to the purchase of its securities.
The portfolio managers normally hold portfolio securities to maturity, but may sell a security when they deem it advisable, such as when market or credit factors materially change.
The Fund may, from time to time, take temporary defensive positions by holding cash, shortening the Fund’s dollar-weighted average portfolio maturity or investing in other securities that are Eligible Securities for purchase by money market funds as described in the Fund’s Statement of Additional Information (SAI), in anticipation of or in response to adverse market, economic, political or other conditions. If the Fund’s portfolio managers do so, different factors could affect the Fund’s performance and the Fund may not achieve its investment objective.
The Fund’s investments in the types of securities and other investments described in this prospectus vary from time to time, and, at any time, the Fund may not be invested in all of the types of securities and other investments described in this prospectus. The Fund may also invest in securities and other investments not described in this prospectus.
For more information, see “Description of the Funds and Their Investments and Risks” in the Fund’s SAI.
Risks
The principal risks of investing in the Fund are:
Banking and Financial Services Industry Focus Risk. From time to time, the Fund may invest more than 25% of its assets in unsecured bank instruments, including but not limited to certificates of deposit and time deposits, or securities that may have guarantees or credit and liquidity enhancements provided by banks, insurance companies or other financial institutions. To the extent the Fund focuses its investments in these instruments or securities, the Fund’s performance will depend on the overall condition of those industries and the individual banks and financial institutions in which the Fund invests (directly or indirectly). Financial services companies may be dependent on the supply of short-term financing. The value of bank instruments and securities of issuers in the banking and financial services industry, or guaranteed by such issuers, can be affected by and sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad. The risk of holding bank instruments is also directly tied to the risk of insolvency or bankruptcy of the issuing banks, which risk may be higher for larger or more complex financial institutions that combine traditional, commercial and investment banking.
Debt Securities Risk. The prices of debt securities held by the Fund will be affected by changes in interest rates, the creditworthiness of the issuer and other factors. An increase in prevailing interest rates typically causes the value of existing debt securities to fall and often has a greater impact on longer-duration debt securities and higher quality debt securities. Falling interest rates will cause the Fund to reinvest the proceeds of debt securities that have been repaid by the issuer at lower interest rates. Falling interest rates may also reduce the Fund’s distributable income because interest payments on floating rate debt instruments held by the Fund will decline. The Fund could lose money on investments in debt securities if the issuer or borrower fails to meet its obligations to make interest payments and/or to repay principal in a timely manner. If an issuer seeks to restructure the terms of its borrowings or the Fund is required to seek recovery upon a default in the payment of interest or the repayment of principal, the Fund may incur additional expenses. Changes in an issuer’s financial strength, the market’s perception of such strength or in the credit rating of the issuer or the security may affect the value of debt securities. The Adviser’s credit analysis may fail to anticipate such changes, which could result in buying a debt security at an inopportune time or failing to sell a debt security in advance of a price decline or other credit event.
Foreign Securities and Credit Exposure Risk. U.S. dollar-denominated securities carrying foreign credit exposure may be affected by unfavorable political, economic or governmental developments that could affect payments of principal and interest. Furthermore, the value of the Fund’s foreign investments may be adversely affected by political and social instability in their home countries, by changes in economic or taxation policies in those countries, or by the difficulty in enforcing obligations in those countries. Foreign companies generally may be subject to less stringent regulations than U.S. companies, including financial reporting requirements and auditing and accounting controls. As a result, there generally is less publicly available information about foreign companies than about U.S. companies. Trading in many foreign securities may be less liquid and more volatile than U.S. securities due to the size of the market or other factors.
Liquidity Risk. The Fund may be unable to sell illiquid investments at the time or price it desires and, as a result, could lose its entire investment in such investments. An investment may be illiquid due to a lack of trading volume in the investment or if the investment is privately placed and not traded in any public market or is otherwise restricted from trading. Certain restricted securities require special registration and pose valuation difficulties. Liquid securities can become illiquid during periods of market stress. If a significant amount of the Fund’s securities become illiquid, the Fund may not be able to timely pay redemption proceeds and may need to sell securities at significantly reduced prices.
Management Risk. The Fund is actively managed and depends heavily on the Adviser’s judgment about markets, interest rates or the attractiveness, relative values, liquidity, or potential appreciation of particular investments made for the Fund’s portfolio. The Fund could experience losses if these judgments prove to be incorrect. There can be no guarantee that the Adviser’s investment techniques or investment decisions will produce the desired results. Additionally, legislative, regulatory, or tax developments may affect the investments or investment strategies available to the investment manager in connection with managing the Fund, which may also adversely affect the ability of the Fund to achieve its investment objective.
Market Risk. The market values of the Fund’s investments, and therefore the value of the Fund’s shares, will go up and down, sometimes rapidly or unpredictably. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole. The value of the Fund’s investments may go up or down due to general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, or adverse investor sentiment generally. The value of the Fund’s investments may also go up or down due to factors that affect an individual issuer or a particular industry or sector, such as
20                                  Short-Term Investment Trust

changes in production costs and competitive conditions within an industry. Individual stock prices tend to go up and down more dramatically than those of certain other types of investments, such as bonds. During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by the Fund will rise in value.
Money Market Fund Risk. Although the Fund seeks to preserve the value of your investment at $1.00 per share, you may lose money by investing in the Fund. The share price of money market funds can fall below the $1.00 share price. You should not rely on or expect the Fund’s adviser or its affiliates to enter into support agreements or take other actions to maintain the Fund’s $1.00 share price. The credit quality of the Fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the Fund’s share price. The Fund’s share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. To the extent the Fund holds cash or cash equivalents rather than securities in which it primarily invests or uses to manage risk, the Fund may not achieve its investment objectives and may underperform. Furthermore, amendments to money market fund regulations could impact the Fund’s operations and possibly negatively impact its return.
Municipal Securities Risk. The risk of a municipal obligation generally depends on the financial and credit status of the issuer. Constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives, and the issuer’s regional economic conditions may affect the municipal security’s value, interest payments, repayment of principal and the Fund’s ability to sell the security. Municipal obligations may be more susceptible to downgrades or defaults during recessions or similar periods of economic stress. Municipal securities structured as revenue bonds are generally not backed by the taxing power of the issuing municipality but rather the revenue from the particular project or entity for which the bonds were issued. If the Internal Revenue Service determines that an issuer of a municipal security has not complied with applicable tax requirements, interest from the security could be treated as taxable, which could result in a decline in the security’s value. In addition, there could be changes in applicable tax laws or tax treatments that reduce or eliminate the current federal income tax exemption on municipal securities or otherwise adversely affect the current federal or state tax status of municipal securities.
U.S. Government Obligations Risk. Obligations of U.S. Government agencies and authorities receive varying levels of support and may not be backed by the full faith and credit of the U.S. Government, which could affect the Fund’s ability to recover should they default. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so.
Variable-Rate Demand Notes Risk. The absence of an active secondary market for certain variable and floating rate notes could make it difficult to dispose of these instruments, and a portfolio could suffer a loss if the issuer defaults during periods in which a portfolio is not entitled to exercise its demand rights.
Yield Risk. The Fund’s yield will vary as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in other securities. When interest rates are very low, the Fund’s expenses could absorb all or a portion of the Fund’s income and yield. Additionally, inflation may outpace and diminish investment returns over time.
Portfolio Holdings
Information concerning the Funds' portfolio holdings as well as their dollar-weighted average portfolio maturity and dollar-weighted average life to maturity as of the last business day of the preceding month will be posted on their Web site no later than five business days after the end of the month and remain posted on the Web site for six months thereafter.
A description of Fund policies and procedures with respect to the disclosure of Fund portfolio holdings is available in the SAI, which is available at www.invesco.com/us.

Fund Management

The Adviser(s)
Invesco serves as each Fund’s investment adviser. The Adviser manages the investment operations of each Fund as well as other investment portfolios that encompass a broad range of investment objectives, and has agreed to perform or arrange for the performance of each Fund’s day-to-day management. The Adviser is located at 1555 Peachtree Street, N.E., Atlanta, Georgia 30309. The Adviser, as successor in interest to multiple investment advisers, has been an investment adviser since 1976.
Adviser Compensation
During the fiscal year ended August 31, 2015, the Adviser received compensation of 0.12% of Liquid Assets Portfolio’s average daily net assets, after fee waiver and/or expense reimbursement.
During the fiscal year ended August 31, 2015, the Adviser received compensation of 0.03% of STIC Prime Portfolio’s average daily net assets, after fee waiver and/or expense reimbursement.
During the fiscal year ended August 31, 2015, the Adviser received compensation of 0.04% of Treasury Portfolio’s average daily net assets, after fee waiver and/or expense reimbursement.
During the fiscal year ended August 31, 2015, the Adviser received compensation of 0.05% of Government & Agency Portfolio’s average daily net assets, after fee waiver and/or expense reimbursement.
During the fiscal year ended August 31, 2015, the Adviser did not receive any compensation from Government TaxAdvantage Portfolio, after fee waiver and/or expense reimbursement.
During the fiscal year ended August 31, 2015, the Adviser did not receive any compensation from Tax-Free Cash Reserve Portfolio, after fee waiver and/or expense reimbursement.
The Adviser, Invesco Distributors, or one of their affiliates may, from time to time, at their expense out of their own financial resources make cash payments to financial intermediaries for marketing support and/or administrative support. These marketing support payments and administrative support payments are in addition to the payments by the Funds described in this prospectus. Because they are not paid by the Funds, these marketing support payments and administrative support payments will not change the price paid by investors for the purchase of the Funds’ shares or the amount that a Fund will receive as proceeds from such sales. In certain cases these cash payments could be significant to the financial intermediaries. These cash payments may also create an incentive for a financial intermediary to recommend or sell shares of the Funds to its customers. Please contact your financial intermediary for details about any payments they or their firm may receive in connection with the sale of shares of the Funds or the provision of services to the Funds. Also, please see the Funds’ SAI for more information about these types of payments.
A discussion regarding the basis for the Board’s approval of the investment advisory agreement and investment sub-advisory agreements of each Fund is available in each Fund’s most recent annual report to shareholders for the twelve-month period ended August 31.

Other Information

Dividends and Distributions
Liquid Assets Portfolio expects, based on its investment objective and strategies, that its dividends and distributions, if any, will consist primarily of ordinary income.
21                                  Short-Term Investment Trust

STIC Prime Portfolio expects, based on its investment objective and strategies, that its dividends and distributions, if any, will consist primarily of ordinary income.
Treasury Portfolio expects, based on its investment objective and strategies, that its dividends and distributions, if any, will consist primarily of ordinary income.
Government & Agency Portfolio expects, based on its investment objective and strategies, that its dividends and distributions, if any, will consist primarily of ordinary income.
Government TaxAdvantage Portfolio expects, based on its investment objective and strategies, that its dividends and distributions, if any, will consist primarily of ordinary income.
Tax-Free Cash Reserve Portfolio expects, based on its investment objective and strategies, that its dividends and distributions, if any, will consist primarily of tax-exempt income.
Dividends
Liquid Assets Portfolio generally declares dividends, if any, daily and pays them monthly.
STIC Prime Portfolio generally declares dividends, if any, daily and pays them monthly.
Treasury Portfolio generally declares dividends, if any, daily and pays them monthly.
Government & Agency Portfolio generally declares dividends, if any, daily and pays them monthly.
Government TaxAdvantage Portfolio generally declares dividends, if any, daily and pays them monthly.
Tax-Free Cash Reserve Portfolio generally declares dividends, if any, daily and pays them monthly.
Dividends are paid on settled shares of the Liquid Assets Portfolio, Treasury Portfolio, Government & Agency Portfolio and STIC Prime Portfolio as of 5:30 p.m. Eastern Time, and of the Government TaxAdvantage Portfolio and Tax-Free Cash Reserve Portfolio as of 3:30 p.m. Eastern Time (“Settlement Time”). If a Fund closes early on a business day, such Fund will pay dividends on settled shares at such earlier closing time. Generally, shareholders whose purchase orders have been accepted by the Funds prior to the respective Fund’s Settlement Time, or an earlier close time on any day that a Fund closes early, are eligible to receive dividends on that business day. The dividend declared on any day preceding a non-business day or days of a Fund will include the net income accrued on such non-business day or days. Dividends and distributions are reinvested in the form of additional full and fractional shares at net asset value unless the shareholder has elected to have such dividends and distributions paid in cash. See “Pricing of Shares – Timing of Orders” for a description of the Fund’s business days.
Capital Gains Distributions
Liquid Assets Portfolio generally distributes net realized capital gains (including net short-term capital gains), if any, at least annually. The Fund does not expect to realize any long-term capital gains and losses.
STIC Prime Portfolio generally distributes net realized capital gains (including net short-term capital gains), if any, at least annually. The Fund does not expect to realize any long-term capital gains and losses.
Treasury Portfolio generally distributes net realized capital gains (including net short-term capital gains), if any, at least annually. The Fund does not expect to realize any long-term capital gains and losses.
Government & Agency Portfolio generally distributes net realized capital gains (including net short-term capital gains), if any, at least annually. The Fund does not expect to realize any long-term capital gains and losses.
Government TaxAdvantage Portfolio generally distributes net realized capital gains (including net short-term capital gains), if any, at least annually. The Fund does not expect to realize any long-term capital gains and losses.
Tax-Free Cash Reserve Portfolio generally distributes net realized capital gains (including net short-term capital gains), if any, at least annually. The Fund does not expect to realize any long-term capital gains and losses.
22                                  Short-Term Investment Trust

Financial Highlights
The financial highlights table is intended to help you understand each Fund’s financial performance of the Personal Investment Class shares. Certain information reflects financial results for a single Fund share.
The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions).
This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with a Fund’s financial statements, is included in each Fund’s annual report, which is available upon request.
Personal Investment Class
	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income to average net assets
Liquid Assets Portfolio
Year ended 08/31/15	$1.00	$0.00	$ 0.00	$0.00	$(0.00)	$ —	$(0.00)	$1.00	0.01%	$115,410	0.21% (c)	0.92% (c)	0.01% (c)
Year ended 08/31/14	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.02	180,431	0.19	0.92	0.02
Year ended 08/31/13	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.02	156,032	0.24	0.92	0.02
Year ended 08/31/12	1.00	0.00	(0.00)	0.00	(0.00)	—	(0.00)	1.00	0.02	102,628	0.27	0.93	0.02
Year ended 08/31/11	1.00	0.00	(0.00)	0.00	(0.00)	—	(0.00)	1.00	0.02	107,681	0.27	0.92	0.02

STIC Prime Portfolio
Year ended 08/31/15	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.04	117,573	0.07 (c)	0.94 (c)	0.10 (c)
Year ended 08/31/14	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.08	158,011	0.06	0.94	0.08
Year ended 08/31/13	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.06	98,913	0.11	0.94	0.08
Year ended 08/31/12	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.07	72,420	0.15	0.95	0.05
Year ended 08/31/11	1.00	0.00	—	0.00	(0.00)	—	(0.00)	1.00	0.02	84,451	0.22	0.94	0.02

Treasury Portfolio
Year ended 08/31/15	1.00	0.00	(0.00)	0.00	(0.00)	—	(0.00)	1.00	0.01	162,054	0.06 (c)	0.92 (c)	0.02 (c)
Year ended 08/31/14	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.01	162,405	0.04	0.92	0.02
Year ended 08/31/13	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.02	131,880	0.09	0.93	0.02
Year ended 08/31/12	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.03	126,917	0.08	0.93	0.02
Year ended 08/31/11	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.02	185,309	0.12	0.93	0.02

Government & Agency Portfolio
Year ended 08/31/15	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.02	37,168	0.08 (c)	0.88 (c)	0.02 (c)
Year ended 08/31/14	1.00	0.00	—	0.00	(0.00)	—	(0.00)	1.00	0.02	41,149	0.06	0.88	0.02
Year ended 08/31/13	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.03	48,700	0.11	0.89	0.02
Year ended 08/31/12	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.02	13,558	0.10	0.88	0.03
Year ended 08/31/11	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.02	14,693	0.15	0.88	0.02

Government TaxAdvantage Portfolio
Year ended 08/31/15	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.02	1,955	0.00 (c)	1.08 (c)	0.08 (c)
Year ended 08/31/14	1.00	0.00	(0.00)	0.00	(0.00)	—	(0.00)	1.00	0.04	3,799	0.02	1.04	0.03
Year ended 08/31/13	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.03	6,195	0.06	0.95	0.03
Year ended 08/31/12	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.03	4,545	0.07	0.97	0.02
Year ended 08/31/11	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.03	4,801	0.11	1.01	0.02

Tax-Free Cash Reserve Portfolio
Year ended 08/31/15	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.01	3,624	0.03 (c)	1.06 (c)	0.04 (c)
Year ended 08/31/14	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.05	3,722	0.04	1.05	0.04
Year ended 08/31/13	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.06	4,781	0.10	1.05	0.06
Year ended 08/31/12	1.00	0.00	—	0.00	(0.00)	—	(0.00)	1.00	0.06	2,750	0.13	1.05	0.06
Year ended 08/31/11	1.00	0.00	(0.00)	0.00	(0.00)	—	(0.00)	1.00	0.02	4,218	0.26	1.04	0.03

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(c)	Ratios are based on average daily net assets (000’s omitted) of $137,662, $119,057, $152,413, $41,034, $3,076 and $3,117 for Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio, Government TaxAdvantage Portfolio and Tax-Free Cash Reserve Portfolio, respectively.
23                                  Short-Term Investment Trust

Hypothetical Investment and Expense Information

In connection with the final settlement reached between Invesco and certain of its affiliates with certain regulators, including the New York Attorney General’s Office, the SEC and the Colorado Attorney General’s Office (the settlement) arising out of certain market timing and unfair pricing allegations made against Invesco and certain of its affiliates, Invesco and certain of its affiliates agreed, among other things, to disclose certain hypothetical information regarding investment and expense information to Fund shareholders. The chart below is intended to reflect the annual and cumulative impact of the Fund’s expenses, including investment advisory fees and other Fund costs, on the Fund’s returns over a 10-year period. The example reflects the following:
■	You invest $10,000 in the Fund and hold it for the entire 10-year period;
■	Your investment has a 5% return before expenses each year; and
■	Each Portfolio’s current annual expense ratio includes any applicable contractual fee waiver or expense reimbursement for the period committed.
There is no assurance that the annual expense ratio will be the expense ratio for the Funds’ classes for any of the years shown. This is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios; your actual returns and expenses are likely to differ (higher or lower) from those shown below.
Liquid Assets Portfolio — Personal Investment Class	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	0.69%	0.92%	0.92%	0.92%	0.92%	0.92%	0.92%	0.92%	0.92%	0.92%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	4.31%	8.57%	13.00%	17.61%	22.40%	27.40%	32.60%	38.01%	43.64%	49.50%
End of Year Balance	$10,431.00	$10,856.58	$11,299.53	$11,760.55	$12,240.39	$12,739.79	$13,259.58	$13,800.57	$14,363.63	$14,949.67
Estimated Annual Expenses	$ 70.49	$ 97.92	$ 101.92	$ 106.08	$ 110.40	$ 114.91	$ 119.60	$ 124.48	$ 129.56	$ 134.84

STIC Prime Portfolio — Personal Investment Class	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	0.69%	0.94%	0.94%	0.94%	0.94%	0.94%	0.94%	0.94%	0.94%	0.94%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	4.31%	8.54%	12.95%	17.54%	22.31%	27.28%	32.44%	37.82%	43.42%	49.24%
End of Year Balance	$10,431.00	$10,854.50	$11,295.19	$11,753.78	$12,230.98	$12,727.56	$13,244.30	$13,782.01	$14,341.56	$14,923.83
Estimated Annual Expenses	$ 70.49	$ 100.04	$ 104.10	$ 108.33	$ 112.73	$ 117.31	$ 122.07	$ 127.02	$ 132.18	$ 137.55

Treasury Portfolio — Personal Investment Class	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	0.69%	0.92%	0.92%	0.92%	0.92%	0.92%	0.92%	0.92%	0.92%	0.92%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	4.31%	8.57%	13.00%	17.61%	22.40%	27.40%	32.60%	38.01%	43.64%	49.50%
End of Year Balance	$10,431.00	$10,856.58	$11,299.53	$11,760.55	$12,240.39	$12,739.79	$13,259.58	$13,800.57	$14,363.63	$14,949.67
Estimated Annual Expenses	$ 70.49	$ 97.92	$ 101.92	$ 106.08	$ 110.40	$ 114.91	$ 119.60	$ 124.48	$ 129.56	$ 134.84

Government & Agency Portfolio — Personal Investment Class	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	0.68%	0.88%	0.88%	0.88%	0.88%	0.88%	0.88%	0.88%	0.88%	0.88%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	4.32%	8.62%	13.09%	17.75%	22.60%	27.66%	32.91%	38.39%	44.09%	50.03%
End of Year Balance	$10,432.00	$10,861.80	$11,309.30	$11,775.25	$12,260.39	$12,765.52	$13,291.46	$13,839.06	$14,409.23	$15,002.89
Estimated Annual Expenses	$ 69.47	$ 93.69	$ 97.55	$ 101.57	$ 105.76	$ 110.11	$ 114.65	$ 119.37	$ 124.29	$ 129.41

Government TaxAdvantage Portfolio — Personal Investment Class	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	0.69%	1.08%	1.08%	1.08%	1.08%	1.08%	1.08%	1.08%	1.08%	1.08%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	4.31%	8.40%	12.65%	17.06%	21.65%	26.42%	31.38%	36.53%	41.88%	47.44%
End of Year Balance	$10,431.00	$10,839.90	$11,264.82	$11,706.40	$12,165.29	$12,642.17	$13,137.74	$13,652.74	$14,187.93	$14,744.10
Estimated Annual Expenses	$ 70.49	$ 114.86	$ 119.37	$ 124.04	$ 128.91	$ 133.96	$ 139.21	$ 144.67	$ 150.34	$ 156.23

Tax-Free Cash Reserve Portfolio — Personal Investment Class	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	0.80%	1.06%	1.06%	1.06%	1.06%	1.06%	1.06%	1.06%	1.06%	1.06%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	4.20%	8.31%	12.57%	17.01%	21.62%	26.41%	31.39%	36.57%	41.95%	47.54%
End of Year Balance	$10,420.00	$10,830.55	$11,257.27	$11,700.81	$12,161.82	$12,641.00	$13,139.05	$13,656.73	$14,194.80	$14,754.08
Estimated Annual Expenses	$ 81.68	$ 112.63	$ 117.07	$ 121.68	$ 126.47	$ 131.45	$ 136.63	$ 142.02	$ 147.61	$ 153.43

1	Your actual expenses may be higher or lower than those shown.
24                                  Short-Term Investment Trust

Shareholder Account Information
Each Fund consists of seven classes of shares that share a common investment objective and portfolio of investments. The seven classes differ only with respect to distribution arrangements and any applicable associated Rule 12b-1 fees and expenses.
Distribution and Service (12b-1) Fees
Each Fund has adopted a 12b-1 plan with respect to each class other than the Institutional Class that allows each Fund to pay distribution and service fees to Invesco Distributors, Inc. (the distributor) for the sale and distribution of its shares and fees for services provided to investors. Because each Fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.
Purchasing Shares

Minimum Investments Per Fund Account
The minimum investments for Personal Investment accounts are as follows:
Tax-Free Cash Reserve Portfolio
Class	Initial Investments*	Additional Investments
Personal Investment Class	$10,000	No minimum

Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio and Government TaxAdvantage Portfolio
Class	Initial Investments*	Additional Investments
Personal Investment Class	$1,000	No minimum

*	An intermediary may aggregate its master accounts and subaccounts to satisfy the minimum investment requirement.
How to Purchase Shares
Liquid Assets Portfolio, Treasury Portfolio, Government & Agency Portfolio and STIC Prime Portfolio
For Liquid Assets Portfolio, Treasury Portfolio, Government & Agency Portfolio and STIC Prime Portfolio, you may purchase shares using one of the options below. Unless a Fund closes early on a business day, the Funds’ transfer agent will generally accept any purchase order placed until 5:00 p.m. Eastern Time on a business day and may accept a purchase order placed until 5:30 p.m. Eastern Time on a business day. If you wish to place an order between 5:00 p.m. and 5:30 p.m. Eastern Time on a business day, you must place such order by telephone; however, the Funds’ transfer agent reserves the right to reject or limit the amount of orders placed during this time. If a Fund closes early on a business day, the Funds’ transfer agent must receive your purchase order prior to such closing time. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, federal law requires that the Funds verify and record your identifying information.
Government TaxAdvantage Portfolio
You may purchase shares using one of the options below. Unless the Fund closes early on a business day, the Funds’ transfer agent will generally accept any purchase order placed until 3:00 p.m. Eastern Time on a business day and may accept a purchase order placed until 3:30 p.m. Eastern Time on a business day. If you wish to place an order between 3:00 p.m. and 3:30 p.m. Eastern Time on a business day, you must place such order by telephone; however, the Funds’ transfer agent reserves the right to reject or limit the amount of orders placed during this time. If the Fund closes early on a business day, the Funds’ transfer agent must receive your purchase order prior to such closing time. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, federal law requires that the Fund verify and record your identifying information.
Tax-Free Cash Reserve Portfolio
You may purchase shares using one of the options below. Unless the Fund closes early on a business day, the Funds’ transfer agent will generally accept any purchase order placed until 3:00 p.m. Eastern Time on a business day and may accept a purchase order placed until 3:30 p.m. Eastern Time on a business day. If you wish to place an order between 3:00 p.m. and 3:30 p.m. Eastern Time on a business day, you must place such order by telephone; or send your request by a pre-arranged Liquidity Link data transmission however, the Funds’ transfer agent reserves the right to reject or limit the amount of orders placed during this time. If the Fund closes early on a business day, the Funds’ transfer agent must receive your purchase order prior to such closing time. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, federal law requires that the Fund verify and record your identifying information.
Purchase Options
	Opening An Account	Adding To An Account
Through a Financial Intermediary	Contact your financial intermediary	Same
The financial intermediary should forward your completed account application to the Funds’ transfer agent,
Invesco Investment Services, Inc. P.O. Box 219286 Kansas City, MO 64121-9286
The financial intermediary should call the Funds’ transfer agent at (800) 659-1005 to receive an account number.
The intermediary should use the following wire instructions:
The Bank of New York ABA/Routing #: 021000018 DDA: 8900118377 Invesco Investment Services, Inc.
For Further Credit to Your Account #
If you do not know your account # or settle on behalf of multiple accounts, please contact the Funds’ transfer agent for assistance.
By Telephone	Open your account as described above.	Call the Funds’ transfer agent at (800) 659-1005 and wire payment for your purchase order in accordance with the wire instructions noted above.
By Liquidity Link	Open your account as described above.	Complete a Liquidity Link Agreement. Mail the application and agreement to the Funds’ transfer agent. Once your request for this option has been processed, you may place your order via Liquidity Link.

Automatic Dividend and Distribution Investment
All of your dividends and distributions may be paid in cash or reinvested in the same Fund at net asset value. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the same Fund in the form of full and fractional shares at net asset value.
A-1                                  The Invesco Funds
MCF – 12/15

Redeeming Shares
Redemption Fees
Your broker or financial intermediary may charge service fees for handling redemption transactions.
How to Redeem Shares
For Liquid Assets Portfolio, Treasury Portfolio, Government & Agency Portfolio and STIC Prime Portfolio
Through a Financial Intermediary	If placing a redemption request through your financial intermediary, redemption proceeds will be transmitted electronically to your pre-authorized bank account. The Funds’ transfer agent must receive your financial intermediary’s instructions before 5:30 p.m. Eastern Time on a business day in order to effect the redemption on that day. If the financial intermediary wishes to place a redemption order between 5:00 p.m. Eastern Time and 5:30 p.m. Eastern Time on a business day it must do so by telephone.
By Telephone	If placing a redemption request by telephone, you or any person authorized to make account transactions, must call the Funds’ transfer agent before 5:30 p.m. Eastern Time on a business day to effect the redemption transaction on that day.
By Liquidity Link	If placing a redemption request through Liquidity Link, the Funds’ transfer agent must receive your redemption request before 5:00 p.m. Eastern Time on a business day to effect the transaction on that day.

Government TaxAdvantage Portfolio
Through a Financial Intermediary	If placing a redemption request through your financial intermediary, redemption proceeds will be transmitted electronically to your pre-authorized bank account. The Funds’ transfer agent must receive your financial intermediary’s instructions before 3:30 p.m. Eastern Time on a business day in order to effect the redemption on that day. If the financial intermediary wishes to place a redemption order between 3:00 p.m. Eastern Time and 3:30 p.m. Eastern Time on a business day it must do so by telephone.
By Telephone	If placing a redemption request by telephone, you or any person authorized to make account transactions, must call the Funds’ transfer agent before 3:30 p.m. Eastern Time on a business day to effect the redemption transaction on that day.
By Liquidity Link	If placing a redemption request through Liquidity Link, the Funds’ transfer agent must receive your redemption request before 3:00 p.m. Eastern Time on a business day to effect the transaction on that day.

Tax-Free Cash Reserve Portfolio
Through a Financial Intermediary	Contact your financial intermediary. Redemption proceeds will be transmitted electronically to your pre-authorized bank account. The Funds’ transfer agent must receive your financial intermediary’s instructions before 3:30 p.m. Eastern Time in order to effect the redemption at that day’s closing price.
By Telephone	A person who has been authorized to make transactions in the account application may make redemptions by telephone. You must call the Funds’ transfer agent before 3:30 p.m. Eastern Time in order to effect the redemption at that day’s closing price.
By Liquidity Link	If you place your redemption request via Liquidity Link, the Funds’ transfer agent must generally receive your redemption request before 12:30 p.m. Eastern Time in order to effect the redemption at that day’s closing price. Redemption orders of shares placed between 12:30 and 3:30 p.m. Eastern Time must be transmitted by telephone or a pre-arranged data transmission.

Payment of Redemption Proceeds
All redemption orders are processed at the net asset value next determined after the Funds’ transfer agent receives a redemption order.
Liquid Assets Portfolio, Treasury Portfolio, Government & Agency Portfolio and STIC Prime Portfolio
For Liquid Assets Portfolio, Treasury Portfolio, Government & Agency Portfolio and STIC Prime Portfolio, the Funds’ transfer agent will normally wire payment for redemptions received prior to 5:30 p.m. Eastern Time on the business day received, and in any event no more than seven days, after your redemption request is received in good order. However, depending on such factors as market liquidity and the size of the redemption, for a redemption request received by the Funds’ transfer agent between 5:00 p.m. Eastern Time and 5:30 p.m. Eastern Time, proceeds may not be wired until the next business day. If the Funds’ transfer agent receives a redemption request on a business day after 5:30 p.m. Eastern Time, the redemption will be effected at the net asset value of each Fund determined on the next business day, and the Funds’ transfer agent will normally wire redemption proceeds on such next business day, and in any event no more than seven days, after your redemption request is received in good order.
If a Fund exercises its discretion to close early on a business day, as described in the “Pricing of Shares—Timing of Orders” section of this prospectus, the Fund may not provide same day settlement of redemption orders.
Dividends payable up to the date of redemption on redeemed shares will normally be paid or reinvested on the next dividend payment date. However, if all of the shares in your account were redeemed from an individual account or from an aggregate account, you may request that the dividends payable up to the date of redemption accompany the proceeds of the redemption.
Government TaxAdvantage Portfolio
The Funds’ transfer agent will normally wire payment for redemptions received prior to 3:30 p.m. Eastern Time on the business day received, and in any event no more than seven days, after your redemption request is received in good order. However, depending on such factors as market liquidity and the size of the redemption, for a redemption request received by the Funds’ transfer agent between 3:00 p.m. Eastern Time and 3:30 p.m. Eastern Time, proceeds may not be wired until the next business day. If the Funds’ transfer agent receives a redemption request on a business day after 3:30 p.m. Eastern Time, the redemption will be effected at the net asset value of the Fund determined on the next business day, and the Funds’ transfer agent will normally wire redemption proceeds on such next business day, and in any event no more than seven days, after your redemption request is received in good order.
If the Fund exercises its discretion to close early on a business day, as described in the “Pricing of Shares—Timing of Orders” section of this prospectus, the Fund may not provide same day settlement of redemption orders.
Dividends payable up to the date of redemption on redeemed shares will normally be paid or reinvested on the next dividend payment date. However, if all of the shares in your account were redeemed from an individual account or from an aggregate account, you may request that the dividends payable up to the date of redemption accompany the proceeds of the redemption.
Tax-Free Cash Reserve Portfolio
The Funds’ transfer agent will normally wire payment for redemptions received prior to 3:30 p.m. Eastern Time on the business day received, and in any event no more than seven days, after your redemption request is received in good order. However, depending on such factors as market liquidity and the size of the redemption, for a redemption request received by the Funds’ transfer agent between 12:30 p.m. Eastern Time and 3:30 p.m. Eastern Time, proceeds may not be wired until the next business day. If the Funds’ transfer agent receives a redemption request on a business day after 3:30 p.m. Eastern Time, the redemption will be effected at the net asset value of the Fund determined on the next business day, and the Funds’ transfer agent will normally wire redemption proceeds on such next business day, and in any event no more than seven days, after your redemption request is received in good order.
If the Fund exercises its discretion to close early on a business day, as described in the “Pricing of Shares—Timing of Orders” section of this prospectus, the Fund may not provide same day settlement of redemption orders.
A-2                                  The Invesco Funds

Dividends payable up to the date of redemption on redeemed shares will normally be paid or reinvested on the next dividend payment date. However, if all of the shares in your account were redeemed from an individual account or from an aggregate account, you may request that the dividends payable up to the date of redemption accompany the proceeds of the redemption.
Redemptions by Telephone
If you redeem by telephone, the Funds’ transfer agent will transmit the amount of the redemption proceeds electronically to your pre-authorized bank account. The Funds’ transfer agent uses reasonable procedures to confirm that instructions communicated by telephone are genuine, and the Funds and the Funds’ transfer agent are not liable for telephone instructions that are reasonably believed to be genuine.
Redemptions by Liquidity Link
If you redeem via Liquidity Link, the Funds’ transfer agent will transmit your redemption proceeds electronically to your pre-authorized bank account. The Funds and the Funds’ transfer agent are not liable for Liquidity Link instructions that are not genuine.
Suspension of Redemptions
In the event that the Fund, at the end of a business day, has invested less than 10% of its total assets in weekly liquid assets or the Fund’s price per share as computed for the purpose of distribution, redemption and repurchase, rounded to the nearest 1%, has deviated from the stable price established by the Fund’s Board of Trustees (“Board”) or the Board, including a majority of trustees who are not interested persons as defined in the 1940 Act, determines that such a deviation is likely to occur, and the board of trustees, including a majority of trustees who are not interested persons of the Fund, irrevocably has approved the liquidation of the Fund, the Fund’s board of trustees has the authority to suspend redemptions of Fund shares.
Redemptions by the Funds
If a Fund determines that you have not provided a correct Social Security or other tax identification number on your account application, or the Fund is not able to verify your identity as required by law, the Fund may, at its discretion, redeem the account and distribute the proceeds to you.
Rights Reserved by the Funds
Each Fund and its agent reserve the right at any time to:
■	reject or cancel all or any part of any purchase order;
■	modify any terms or conditions related to the purchase or redemption of shares of any Fund; or
■	suspend, change or withdraw all or any part of the offering made by this prospectus.
Pricing of Shares
Determination of Net Asset Value
Liquid Assets Portfolio, Treasury Portfolio, Government & Agency Portfolio and STIC Prime Portfolio
For Liquid Assets Portfolio, Treasury Portfolio, Government & Agency Portfolio and STIC Prime Portfolio, the price of each Fund’s shares is the Fund’s net asset value per share. Each Fund will generally determine the net asset value of its shares at 5:30 p.m. Eastern Time.
If a Fund closes early on a business day, as described below under “Pricing of Shares—Timing of Orders”, the Fund will calculate its net asset value as of the time of such closing.
Each Fund values portfolio securities on the basis of amortized cost, which approximates market value. This method of valuation is designed to enable a Fund to price its shares at $1.00 per share. The Funds cannot guarantee that their net asset value will always remain at $1.00 per share.
Government TaxAdvantage Portfolio and Tax-Free Cash Reserve Portfolio
The price of each Fund’s shares is the Fund’s net asset value per share. Each Fund will generally determine the net asset value of its shares at 3:30 p.m. Eastern Time.
If a Fund closes early on a business day, as described below under “Pricing of Shares—Timing of Orders”, the Fund will calculate its net asset value as of the time of such closing.
Each Fund values portfolio securities on the basis of amortized cost, which approximates market value. This method of valuation is designed to enable a Fund to price its shares at $1.00 per share. The Funds cannot guarantee their net asset value will always remain at $1.00 per share.
Timing of Orders
Each Fund opens for business at 8:30 a.m. Eastern Time. Each Fund prices purchase and redemption orders on each business day at the net asset value calculated after the Funds’ transfer agent receives an order in good form.
A business day is any day that (1) both the Federal Reserve Bank of New York and the Fund’s custodian are open for business and (2) the primary trading markets for the Fund’s portfolio instruments are open and the Fund’s management believes there is an adequate market to meet purchase and redemption requests. Each Fund is authorized not to open for trading on a day that is otherwise a business day if the Securities Industry and Financial Markets Association (SIFMA) recommends that government securities dealers not open for trading; any such day will not be considered a business day. Each Fund also may close early on a business day if the SIFMA recommends that government securities dealers close early.
If the financial intermediary through which you place purchase and redemption orders, in turn, places its orders to the Funds’ transfer agent through the NSCC, the Funds’ transfer agent may not receive those orders until the next business day after the order has been entered into the NSCC.
Each Fund may postpone the right of redemption under unusual circumstances, as allowed by the SEC, such as when the New York Stock Exchange restricts or suspends trading.
Thirty-minutes prior to the Funds’ net asset value determination, Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio, and Government TaxAdvantage Portfolio may, in their discretion, limit or refuse to accept purchase orders and may not provide same-day payment of redemption proceeds.
During the period between 12:30 p.m. Eastern Time and 3:30 p.m. Eastern Time, Tax-Free Cash Reserve Portfolio may, in its discretion, refuse to accept purchase orders and may not provide same-day settlement of redemption orders. On days that a Fund closes early, the Fund may, in its discretion, refuse to accept purchase orders and may not provide same day settlement of redemption orders for such purchases and redemption orders received by the Funds’ transfer agent (i) if the Fund closes after 12:30 p.m. Eastern Time, between 12:30 p.m. Eastern Time and the time the Fund closes, and (ii) if the Fund closes on or before 12:30 p.m. Eastern Time, during the thirty minute period prior to the Fund’s net asset value determination.
Frequent Purchases and Redemptions of Fund Shares
The Board of the Funds has not adopted any policies and procedures that would limit frequent purchases and redemptions of the Funds’ shares. The Board does not believe that it is appropriate to adopt any such policies and procedures for the following reasons:
■	Each Fund is offered to investors as a cash management vehicle; therefore, investors should be able to purchase and redeem shares regularly and frequently.
■	One of the advantages of a money market fund as compared to other investment options is liquidity. Any policy that diminishes the liquidity of a Fund will be detrimental to the continuing operations of the Fund.
A-3                                  The Invesco Funds

■	Each Fund’s portfolio securities are valued on the basis of amortized cost, and the Funds seek to maintain a constant net asset value. As a result, the Funds are not subject to price arbitrage opportunities.
■	Because each Fund seeks to maintain a constant net asset value, investors are more likely to expect to receive the amount they originally invested in the Funds upon redemption than other mutual funds. Imposition of redemption fees would run contrary to investor expectations.
The Board considered the risks of not having a specific policy that limits frequent purchases and redemptions, and it determined that those risks are minimal, especially in light of the reasons for not having such a policy as described above. Nonetheless, to the extent that each Fund must maintain additional cash and/or securities with shorter-term durations than may otherwise be required, the Fund’s yield could be negatively impacted. Moreover, excessive trading activity in the Fund’s shares may cause the Fund to incur increased brokerage and administrative costs.
Each Fund and its agent reserve the right at any time to reject or cancel any part of any purchase order. This could occur if each Fund determines that such purchase may disrupt the Fund’s operation or performance.
Taxes
A Fund intends to qualify each year as a regulated investment company and, as such, is not subject to entity-level tax on the income and gain it distributes to shareholders. If you are a taxable investor, dividends and distributions you receive from a Fund generally are taxable to you whether you reinvest distributions in additional Fund shares or take them in cash. Every year, you will be sent information showing the amount of dividends and distributions you received from a Fund during the prior calendar year. In addition, investors in taxable accounts should be aware of the following basic tax points as supplemented below where relevant:
Fund Tax Basics
■	A Fund earns income generally in the form of interest on its investments. This income, less expenses incurred in the operation of a Fund, constitutes the Fund’s net investment income from which dividends may be paid to you. If you are a taxable investor, distributions of net investment income generally are taxable to you as ordinary income.
■	Distributions of net short-term capital gains are taxable to you as ordinary income. Because a Fund is a money market fund, it does not anticipate realizing any long-term capital gains.
■	None of the dividends paid by a Fund will qualify as qualified dividend income subject to reduced rates of taxation in the case of non-corporate shareholders.
■	Distributions declared to shareholders with a record date in December—if paid to you by the end of January—are taxable for federal income tax purposes as if received in December.
■	Any capital gains realized from redemptions of Fund shares will be subject to federal income tax. For tax purposes, an exchange of your shares for shares of another Fund is the same as a sale. An exchange occurs when the purchase of shares of a Fund is made using the proceeds from a redemption of shares of another Fund and is effectuated on the same day as the redemption. Because a Fund expects to maintain a stable net asset value of $1.00 per share, investors should not have any gain or loss on sale or exchange of Fund shares.
■	By law, if you do not provide a Fund with your proper taxpayer identification number and certain required certifications, you may be subject to backup withholding on any distributions of income, capital gains, or proceeds from the sale of your shares. A Fund also must withhold if the Internal Revenue Service (IRS) instructs it to do so. When withholding is required, the amount will be 28% of any distributions or proceeds paid.
■	You will not be required to include the portion of dividends paid by a Fund derived from interest on U.S. government obligations in your gross income for purposes of personal and, in some cases, corporate income taxes in many state and local tax jurisdictions. The percentage of dividends that constitutes dividends derived from interest on federal obligations will be determined annually. This percentage may differ from the actual percentage of interest received by the Fund on federal obligations for the particular days on which you hold shares.
■	An additional 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends and capital gain distributions received from a Fund and net gains from redemptions or other taxable dispositions of Fund shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds a threshold amount. This Medicare tax, if applicable, is reported by you on, and paid with, your federal income tax return.
■	Fund distributions generally are subject to state and local income taxes.
■	Foreign investors should be aware that U.S. withholding, special certification requirements to avoid U.S. backup withholding and claim any treaty benefits and estate taxes may apply to an investment in a Fund.
■	Under the Foreign Account Tax Compliance Act (FATCA), a Fund will be required to withhold a 30% tax on the following payments or distributions made by the Fund to certain foreign entities, referred to as foreign financial institutions or non-financial foreign entities, that fail to comply (or be deemed compliant) with extensive reporting and withholding requirements designed to inform the U.S. Department of the Treasury of U.S.-owned foreign investment accounts: (a) income dividends and (b) after December 31, 2018, certain capital gain distributions, return of capital distributions and the proceeds arising from the sale of Fund shares. A Fund may disclose the information that it receives from its shareholders to the IRS, non-U.S. taxing authorities or other parties as necessary to comply with FATCA or similar laws. Withholding also may be required if a foreign entity that is a shareholder of a Fund fails to provide the Fund with appropriate certifications or other documentation concerning its status under FATCA.
The above discussion concerning the taxability of Fund dividends and distributions and of redemptions and exchanges of Fund shares is inapplicable to investors that generally are exempt from federal income tax, such as retirement plans that are qualified under Section 401 and 403 of the Code and individual retirement accounts (IRAs) and Roth IRAs.
Tax-Free Cash Reserve Portfolio
■	You will not be required to include the “exempt-interest” portion of dividends paid by the Fund in either your gross income for federal income tax purposes or your net investment income subject to the additional 3.8% Medicare tax. You will be required to report the receipt of exempt-interest dividends and other tax-exempt interest on your federal income tax returns. The percentage of dividends that constitutes exempt-interest dividends will be determined annually. This percentage may differ from the actual percentage of exempt interest received by the Fund for the particular days in which you hold shares.
■	A Fund may invest in municipal securities the interest on which constitutes an item of tax preference and could give rise to a federal alternative minimum tax liability for you, unless such municipal securities were issued in 2009 or 2010.
■	Exempt-interest dividends from interest earned on municipal securities of a state, or its political subdivisions, generally are exempt from that state’s personal income tax. Most states, however, do not grant tax-free treatment to interest from municipal securities of other states.
■	A Fund may invest a portion of its assets in securities that pay income that is not tax-exempt. To the extent that dividends paid by a Fund are derived from taxable investments or realized capital gains, they will be taxable as ordinary income or long-term capital gains.
■	A Fund may distribute to you any market discount and net short-term capital gains from the sale of its portfolio securities. If you are a taxable investor, Fund distributions from this income are taxable to you as ordinary income, and generally will neither qualify for the dividends
A-4                                  The Invesco Funds

received deduction in the case of corporate shareholders nor as qualified dividend income subject to reduced rates of taxation in the case of noncorporate shareholders.
■	Exempt-interest dividends from a Fund are taken into account when determining the taxable portion of your social security or railroad retirement benefits, may be subject to state and local income taxes, may affect the deductibility of interest on certain indebtedness, and may have other collateral federal income tax consequences for you.
■	There are risks that: (a) a security issued as tax-exempt may be reclassified by the IRS or a state tax authority as taxable and/or (b) future legislative, administrative or court actions could adversely impact the qualification of income from a tax-exempt security as tax-free. Such reclassifications or actions could cause interest from a security to become taxable, possibly retroactively, subjecting you to increased tax liability. In addition, such reclassifications or actions could cause the value of a security, and therefore, the value of the Fund’s shares, to decline.
This discussion of “Taxes” is for general information only and not tax advice. All investors should consult their own tax advisers as to the federal, state, local and foreign tax provisions applicable to them.
Important Notice Regarding Delivery of Security Holder Documents
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact the Funds’ transfer agent at 800-959-4246 or contact your financial institution. The Funds’ transfer agent will begin sending you individual copies for each account within thirty days after receiving your request.
A-5                                  The Invesco Funds

Obtaining Additional Information
More information may be obtained free of charge upon request. The SAI, a current version of which is on file with the SEC, contains more details about each Fund and is incorporated by reference into this prospectus (is legally a part of this prospectus). Annual and semi-annual reports to shareholders contain additional information about each Fund’s investments. Each Fund’s annual report also discusses the market conditions and investment strategies that significantly affected each Fund’s performance during its last fiscal year. Each Fund also files its complete schedule of portfolio holdings with the SEC for the 1st and 3rd quarters of each fiscal year on Form N-Q.
If you have questions about an Invesco Fund or your account, or you wish to obtain a free copy of the Fund’s current SAI, annual or semi-annual reports or Form N-Q, please contact us.
By Mail:	Invesco Investment Services, Inc. P.O. Box 219286 Kansas City, MO 64121-9286
By Telephone:	(800) 659-1005
On the Internet:	You can send us a request by e-mail or download prospectuses, SAIs, annual or semi-annual reports via our Web site: www.invesco.com/us
You can also review and obtain copies of each Fund’s SAI, annual or semi-annual reports, Forms N-Q and other information at the SEC’s Public Reference Room in Washington, DC; on the EDGAR database on the SEC’s Web site (http://www.sec.gov); or, after paying a duplicating fee, by sending a letter to the SEC’s Public Reference Section, Washington, DC 20549-1520 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-551-8090 for information about the Public Reference Room.
Liquid Assets Portfolio	Government & Agency Portfolio
STIC Prime Portfolio	Government TaxAdvantage Portfolio
Treasury Portfolio and SEC 1940 Act file number: 811-02729	Tax-Free Cash Reserve Portfolio

invesco.com/us	CM-STIT-PRO-6

Prospectus	December 18, 2015

Liquid Assets Portfolio (LPVXX)
STIC Prime Portfolio (SPVXX)
Treasury Portfolio (TPFXX)
Government & Agency Portfolio (GPVXX)
Government TaxAdvantage Portfolio (TXPXX)
Tax-Free Cash Reserve Portfolio (TRCXX)
Private Investment Classes
Liquid Assets Portfolio’s investment objective is to provide current income consistent with preservation of capital and liquidity.
STIC Prime Portfolio’s investment objective is to provide current income consistent with preservation of capital and liquidity.
Treasury Portfolio’s investment objective is to provide current income consistent with preservation of capital and liquidity.
Government & Agency Portfolio’s investment objective is to provide current income consistent with preservation of capital and liquidity.
Government TaxAdvantage Portfolio’s investment objective is to provide current income consistent with preservation of capital and liquidity.
Tax-Free Cash Reserve Portfolio’s investment objective is to provide tax-exempt income consistent with preservation of capital and liquidity.
As with all other mutual fund securities, the U.S. Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.
You could lose money by investing in each Fund. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in each Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Each Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. Investments in each Fund are not guaranteed by a bank and investment is not a bank deposit.

                                  Short-Term Investment Trust

Fund Summaries

Liquid Assets Portfolio
Investment Objective(s)
The Fund’s investment objective is to provide current income consistent with preservation of capital and liquidity.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Class:	Private Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class:	Private Investment
Management Fees	0.15%

Distribution and/or Service (12b-1) Fees	0.50

Other Expenses	0.02

Total Annual Fund Operating Expenses	0.67

Fee Waiver and/or Expense Reimbursement[1,2]	0.23

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.44

1	Invesco Distributors, Inc. (Invesco Distributors) has contractually agreed to waive 0.20% of Rule 12b-1 distribution plan payments. Unless Invesco Distributors continues the fee waiver agreement, it will terminate on December 31, 2016. The fee waiver agreement cannot be terminated during its term.
2	Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed in the SAI) of Private Investment Class shares to 0.44% (after Rule 12b-1 fee waiver) of the Fund's average daily net assets. Unless Invesco continues the fee waiver agreement, it will terminate on December 31, 2016. The fee waiver agreement cannot be terminated during its term.
Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain equal to the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement in the first year and the Total Annual Fund Operating Expenses thereafter. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
	1 Year	3 Years	5 Years	10 Years
Private Investment	$45	$191	$350	$813

Principal Investment Strategies of the Fund
The Fund invests primarily in high-quality U.S. dollar-denominated short-term debt obligations, including: (i) securities issued by the U.S. Government or its agencies; (ii) certificates of deposit and time deposits from U.S. or foreign banks; (iii) repurchase agreements; (iv) commercial paper; and (v) municipal securities.
The Fund may engage in repurchase agreement transactions that are collateralized by cash or government securities. In addition, it may engage in repurchase agreement transactions that are collateralized by nongovernment securities such as equity securities and fixed income securities that are rated investment grade and below investment grade by nationally recognized statistical rating organizations or unrated securities of comparable quality. The Fund considers repurchase agreements with the Federal Reserve Bank of New York to be U.S. Government securities for purposes of the Fund’s investment policies.
The Fund will limit investments to those securities that are Eligible Securities as defined by applicable regulations at the time of purchase.
The Fund is a money market fund that seeks to maintain a stable price of $1.00 per share by using the amortized cost method to value portfolio securities and rounding the share value to the nearest cent. The Fund invests in conformity with Security and Exchange Commission (SEC) rules and regulation requirements for money market funds for the quality, maturity, diversification and liquidity of investments. The Fund invests only in U.S. dollar denominated securities maturing within 397 days of the date of purchase, with certain exceptions permitted by applicable regulations. The Fund maintains a dollar-weighted average portfolio maturity of no more than 60 days, and a dollar-weighted average portfolio maturity as determined without exceptions regarding certain interest rate adjustments under Rule 2a-7 under the Investment Company Act of 1940, as amended (Rule 2a-7), of no more than 120 days. Each investment must be determined to present minimal credit risks by Invesco Advisers, Inc. (Invesco or the Adviser) pursuant to guidelines approved by the Fund’s Board of Trustees (the Board), and must be an Eligible Security.
The Fund may invest up to 50% of its total assets in U.S. dollar-denominated foreign securities. Some of the Fund’s investments, although U.S. dollar-denominated, may be subject to foreign credit exposure.
The Fund may also invest in daily and weekly variable-rate demand notes.
In selecting securities for the Fund’s portfolio, the portfolio managers focus on securities that offer safety, liquidity, and a competitive yield. The Adviser conducts a credit analysis of each potential issuer prior to the purchase of its securities.
The portfolio managers normally hold portfolio securities to maturity, but may sell a security when they deem it advisable, such as when market or credit factors materially change.
Principal Risks of Investing in the Fund
As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, you may lose money by investing in the Fund. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:
Banking and Financial Services Industry Focus Risk. From time to time, the Fund may invest more than 25% of its assets in unsecured bank instruments, including but not limited to certificates of deposit and time deposits, or securities that may have guarantees or credit and liquidity enhancements provided by banks, insurance companies or other financial institutions. To the extent the Fund focuses its investments in these instruments or securities, the Fund’s performance will depend on the overall condition of those industries and the individual banks and financial institutions in which the Fund invests (directly or indirectly), the supply of short-term financing, changes in government regulation, changes in interest rates, and economic downturns in the United States and abroad.
Debt Securities Risk. The prices of debt securities held by the Fund will be affected by changes in interest rates, the creditworthiness of the issuer and other factors. An increase in prevailing interest rates typically causes
1                                  Short-Term Investment Trust

the value of existing debt securities to fall and often has a greater impact on longer-duration debt securities and higher quality debt securities. Falling interest rates will cause the Fund to reinvest the proceeds of debt securities that have been repaid by the issuer at lower interest rates. Falling interest rates may also reduce the Fund’s distributable income because interest payments on floating rate debt instruments held by the Fund will decline. The Fund could lose money on investments in debt securities if the issuer or borrower fails to meet its obligations to make interest payments and/or to repay principal in a timely manner. Changes in an issuer’s financial strength, the market’s perception of such strength or in the credit rating of the issuer or the security may affect the value of debt securities. The Adviser’s credit analysis may fail to anticipate such changes, which could result in buying a debt security at an inopportune time or failing to sell a debt security in advance of a price decline or other credit event.
Foreign Securities and Credit Exposure Risk. U.S. dollar-denominated securities carrying foreign credit exposure may be affected by unfavorable political, economic or governmental developments that could affect payments of principal and interest. Furthermore, the Fund's foreign investments may be adversely affected by political and social instability, changes in economic or taxation policies, difficulty in enforcing obligations, decreased liquidity or increased volatility. Foreign investments also involve the risk of the possible seizure, nationalization or expropriation of the issuer or foreign deposits (in which the Fund could lose its entire investments in a certain market) and the possible adoption of foreign governmental restrictions such as exchange controls.
Liquidity Risk. The Fund may be unable to sell illiquid investments at the time or price it desires and, as a result, could lose its entire investment in such investments. Liquid securities can become illiquid during periods of market stress. If a significant amount of the Fund’s securities become illiquid, the Fund may not be able to timely pay redemption proceeds and may need to sell securities at significantly reduced prices.
Management Risk. The Fund is actively managed and depends heavily on the Adviser’s judgment about markets, interest rates or the attractiveness, relative values, liquidity, or potential appreciation of particular investments made for the Fund’s portfolio. The Fund could experience losses if these judgments prove to be incorrect. Additionally, legislative, regulatory, or tax developments may adversely affect management of the Fund and, therefore, the ability of the Fund to achieve its investment objective.
Market Risk. The market values of the Fund’s investments, and therefore the value of the Fund’s shares, will go up and down, sometimes rapidly or unpredictably. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole. Individual stock prices tend to go up and down more dramatically than those of certain other types of investments, such as bonds. During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by the Fund will rise in value.
Money Market Fund Risk. Although the Fund seeks to preserve the value of your investment at $1.00 per share, you may lose money by investing in the Fund. The share price of money market funds can fall below the $1.00 share price. You should not rely on or expect the Fund’s adviser or its affiliates to enter into support agreements or take other actions to maintain the Fund’s $1.00 share price. The credit quality of the Fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the Fund’s share price. The Fund’s share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. Furthermore, amendments to money market fund regulations could impact the Fund’s operations and possibly negatively impact its return.
Municipal Securities Risk. The risk of a municipal obligation generally depends on the financial and credit status of the issuer. Constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives, and the issuer’s regional economic conditions may affect the municipal security’s value, interest payments, repayment of principal and the Fund’s ability to sell the security. Failure of a municipal security issuer to comply with applicable tax requirements may make income paid thereon taxable, resulting in a decline in the security’s value. In addition, there could be changes in applicable tax laws or tax treatments that reduce or eliminate the current federal income tax exemption on municipal securities or otherwise adversely affect the current federal or state tax status of municipal securities.
Repurchase Agreement Risk. The Fund is subject to the risk that the counterparty may default on its obligation to repurchase the underlying instruments collateralizing the repurchase agreement, which may cause the Fund to lose money. These risks are magnified to the extent that a repurchase agreement is secured by securities other than cash or U.S. Government securities.
U.S. Government Obligations Risk. Obligations of U.S. Government agencies and authorities receive varying levels of support and may not be backed by the full faith and credit of the U.S. Government, which could affect the Fund’s ability to recover should they default. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so.
Variable-Rate Demand Notes Risk. The absence of an active secondary market for certain variable and floating rate notes could make it difficult to dispose of these instruments, which could result in a loss.
Yield Risk. The Fund’s yield will vary as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in other securities. When interest rates are very low, the Fund’s expenses could absorb all or a portion of the Fund’s income and yield. Additionally, inflation may outpace and diminish investment returns over time.
Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The Fund's past performance is not necessarily an indication of its future performance. Updated performance information is available on the Fund's Web site at www.invesco.com/us.

Annual Total Returns
Private Investment Class year-to-date (ended September 30, 2015): 0.01%
Best Quarter (ended September 30, 2006, December 31, 2006 and September 30, 2007): 1.25%
Worst Quarter (ended March 31, 2010, March 31, 2011, March 31, 2013, March 31, 2014, September 30, 2014 and December 31, 2014): 0.00%
Average Annual Total Returns (for the periods ended December 31, 2014)
	1 Year	5 Years	10 Years
Private Investment Class: Inception (2/16/1996)	0.01%	0.02%	1.54%

Management of the Fund
Investment Adviser: Invesco Advisers, Inc.
Purchase and Sale of Fund Shares
You may purchase or redeem shares of a Fund on any business day the Fund is open through your financial intermediary, by telephone at (800) 659-1005, or through Liquidity LinkSM.
2                                  Short-Term Investment Trust

The minimum investments for Private Investment Class fund accounts are as follows:
Initial Investments Per Fund Account*	$100,000

Additional Investments Per Fund Account	No minimum

*	An intermediary may aggregate its master accounts and subaccounts to satisfy the minimum investment requirement.
Tax Information
The Fund’s distributions generally are taxable to you as ordinary income, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account, in which case your distributions generally will be taxed when withdrawn from the tax-deferred account.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and the Fund’s distributor or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s Web site for more information.

STIC Prime Portfolio
Investment Objective(s)
The Fund’s investment objective is to provide current income consistent with preservation of capital and liquidity.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Class:	Private Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class:	Private Investment
Management Fees	0.15%

Distribution and/or Service (12b-1) Fees	0.50

Other Expenses	0.04

Total Annual Fund Operating Expenses	0.69

Fee Waiver and/or Expense Reimbursement[1,2]	0.25

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.44

1	Invesco Distributors, Inc. (Invesco Distributors) has contractually agreed to waive 0.20% of Rule 12b-1 distribution plan payments. Unless Invesco Distributors continues the fee waiver agreement, it will terminate on December 31, 2016. The fee waiver agreement cannot be terminated during its term.
2	Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed in the SAI) of Private Investment Class shares to 0.44% (after Rule 12b-1 fee waiver) of the Fund's average daily net assets. Unless Invesco continues the fee waiver agreement, it will terminate on December 31, 2016. The fee waiver agreement cannot be terminated during its term.
Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain equal to the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement in the first year and the Total Annual Fund Operating Expenses thereafter. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
	1 Year	3 Years	5 Years	10 Years
Private Investment	$45	$196	$359	$835

Principal Investment Strategies of the Fund
The Fund invests in high-quality U.S. dollar denominated obligations with maturities of 60 days or less, including: (i) securities issued by the U.S. Government or its agencies; (ii) certificates of deposit and time deposits from U.S. or foreign banks; (iii) repurchase agreements; (iv) commercial paper; and (v) municipal securities.
The Fund may engage in repurchase agreement transactions that are collateralized by cash or government securities. In addition, it may engage in repurchase agreement transactions that are collateralized by nongovernment securities such as equity securities and fixed income securities that are rated investment grade and below investment grade by nationally recognized statistical rating organizations or unrated securities of comparable quality.
The Fund will limit investments to those securities that are Eligible Securities as defined by applicable regulations at the time of purchase.
The Fund is a money market fund that seeks to maintain a stable price of $1.00 per share by using the amortized cost method to value portfolio securities and rounding the share value to the nearest cent. The Fund invests in conformity with SEC rules and regulation requirements for money market funds for the quality, maturity, diversification and liquidity of investments. The Fund invests only in U.S. dollar denominated securities maturing within 60 days of the date of purchase, with certain exceptions permitted by applicable regulations. The Fund maintains a dollar-weighted average portfolio maturity of no more than 60 days, and a dollar-weighted average portfolio maturity as determined without exceptions regarding certain interest rate adjustments under Rule 2a-7 of no more than 60 days. Each investment must be determined to present minimal credit risks by the Adviser pursuant to guidelines approved by the Board, and must be an Eligible Security.
The Fund may invest in U.S. dollar-denominated foreign securities. Some of the Fund’s investments, although U.S. dollar-denominated, may be subject to foreign credit exposure.
The Fund may also invest in daily and weekly variable-rate demand notes.
In selecting securities for the Fund’s portfolio, the portfolio managers focus on securities that offer safety, liquidity, and a competitive yield. The Adviser conducts a credit analysis of each potential issuer prior to the purchase of its securities.
The portfolio managers normally hold portfolio securities to maturity, but may sell a security when they deem it advisable, such as when market or credit factors materially change.
Principal Risks of Investing in the Fund
As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, you may lose money by investing in the Fund. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:
Banking and Financial Services Industry Focus Risk. From time to time, the Fund may invest more than 25% of its assets in unsecured bank instruments, including but not limited to certificates of deposit and time
3                                  Short-Term Investment Trust

deposits, or securities that may have guarantees or credit and liquidity enhancements provided by banks, insurance companies or other financial institutions. To the extent the Fund focuses its investments in these instruments or securities, the Fund’s performance will depend on the overall condition of those industries and the individual banks and financial institutions in which the Fund invests (directly or indirectly), the supply of short-term financing, changes in government regulation, changes in interest rates, and economic downturns in the United States and abroad.
Debt Securities Risk. The prices of debt securities held by the Fund will be affected by changes in interest rates, the creditworthiness of the issuer and other factors. An increase in prevailing interest rates typically causes the value of existing debt securities to fall and often has a greater impact on longer-duration debt securities and higher quality debt securities. Falling interest rates will cause the Fund to reinvest the proceeds of debt securities that have been repaid by the issuer at lower interest rates. Falling interest rates may also reduce the Fund’s distributable income because interest payments on floating rate debt instruments held by the Fund will decline. The Fund could lose money on investments in debt securities if the issuer or borrower fails to meet its obligations to make interest payments and/or to repay principal in a timely manner. Changes in an issuer’s financial strength, the market’s perception of such strength or in the credit rating of the issuer or the security may affect the value of debt securities. The Adviser’s credit analysis may fail to anticipate such changes, which could result in buying a debt security at an inopportune time or failing to sell a debt security in advance of a price decline or other credit event.
Foreign Securities and Credit Exposure Risk. U.S. dollar-denominated securities carrying foreign credit exposure may be affected by unfavorable political, economic or governmental developments that could affect payments of principal and interest. Furthermore, the Fund's foreign investments may be adversely affected by political and social instability, changes in economic or taxation policies, difficulty in enforcing obligations, decreased liquidity or increased volatility. Foreign investments also involve the risk of the possible seizure, nationalization or expropriation of the issuer or foreign deposits (in which the Fund could lose its entire investments in a certain market) and the possible adoption of foreign governmental restrictions such as exchange controls.
Liquidity Risk. The Fund may be unable to sell illiquid investments at the time or price it desires and, as a result, could lose its entire investment in such investments. Liquid securities can become illiquid during periods of market stress. If a significant amount of the Fund’s securities become illiquid, the Fund may not be able to timely pay redemption proceeds and may need to sell securities at significantly reduced prices.
Management Risk. The Fund is actively managed and depends heavily on the Adviser’s judgment about markets, interest rates or the attractiveness, relative values, liquidity, or potential appreciation of particular investments made for the Fund’s portfolio. The Fund could experience losses if these judgments prove to be incorrect. Additionally, legislative, regulatory, or tax developments may adversely affect management of the Fund and, therefore, the ability of the Fund to achieve its investment objective.
Market Risk. The market values of the Fund’s investments, and therefore the value of the Fund’s shares, will go up and down, sometimes rapidly or unpredictably. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole. Individual stock prices tend to go up and down more dramatically than those of certain other types of investments, such as bonds. During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by the Fund will rise in value.
Money Market Fund Risk. Although the Fund seeks to preserve the value of your investment at $1.00 per share, you may lose money by investing in the Fund. The share price of money market funds can fall below the $1.00 share price. You should not rely on or expect the Fund’s adviser or its affiliates to enter into support agreements or take other actions to maintain the Fund’s $1.00 share price. The credit quality of the Fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the Fund’s share price. The Fund’s share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. Furthermore, amendments to money market fund regulations could impact the Fund’s operations and possibly negatively impact its return.
Municipal Securities Risk. The risk of a municipal obligation generally depends on the financial and credit status of the issuer. Constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives, and the issuer’s regional economic conditions may affect the municipal security’s value, interest payments, repayment of principal and the Fund’s ability to sell the security. Failure of a municipal security issuer to comply with applicable tax requirements may make income paid thereon taxable, resulting in a decline in the security’s value. In addition, there could be changes in applicable tax laws or tax treatments that reduce or eliminate the current federal income tax exemption on municipal securities or otherwise adversely affect the current federal or state tax status of municipal securities.
Repurchase Agreement Risk. The Fund is subject to the risk that the counterparty may default on its obligation to repurchase the underlying instruments collateralizing the repurchase agreement, which may cause the Fund to lose money. These risks are magnified to the extent that a repurchase agreement is secured by securities other than cash or U.S. Government securities.
U.S. Government Obligations Risk. Obligations of U.S. Government agencies and authorities receive varying levels of support and may not be backed by the full faith and credit of the U.S. Government, which could affect the Fund’s ability to recover should they default. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so.
Variable-Rate Demand Notes Risk. The absence of an active secondary market for certain variable and floating rate notes could make it difficult to dispose of these instruments, which could result in a loss.
Yield Risk. The Fund’s yield will vary as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in other securities. When interest rates are very low, the Fund’s expenses could absorb all or a portion of the Fund’s income and yield. Additionally, inflation may outpace and diminish investment returns over time.
Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The Fund's past performance is not necessarily an indication of its future performance. Updated performance information is available on the Fund's Web site at www.invesco.com/us.

Annual Total Returns
Private Investment Class year-to-date (ended September 30, 2015): 0.09%
Best Quarter (ended September 30, 2006, December 31, 2006 and September 30, 2007): 1.25%
Worst Quarter (ended March 31, 2010, March 31, 2011 and September 30, 2014): 0.00%
4                                  Short-Term Investment Trust

Average Annual Total Returns (for the periods ended December 31, 2014)
	1 Year	5 Years	10 Years
Private Investment Class: Inception (7/8/1993)	0.07%	0.05%	1.51%

Management of the Fund
Investment Adviser: Invesco Advisers, Inc.
Purchase and Sale of Fund Shares
You may purchase or redeem shares of a Fund on any business day the Fund is open through your financial intermediary, by telephone at (800) 659-1005, or through Liquidity LinkSM.
The minimum investments for Private Investment Class fund accounts are as follows:
Initial Investments Per Fund Account*	$100,000

Additional Investments Per Fund Account	No minimum

*	An intermediary may aggregate its master accounts and subaccounts to satisfy the minimum investment requirement.
Tax Information
The Fund’s distributions generally are taxable to you as ordinary income, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account, in which case your distributions generally will be taxed when withdrawn from the tax-deferred account.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and the Fund’s distributor or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s Web site for more information.

Treasury Portfolio
Investment Objective(s)
The Fund’s investment objective is to provide current income consistent with preservation of capital and liquidity.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Class:	Private Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class:	Private Investment
Management Fees	0.15%

Distribution and/or Service (12b-1) Fees	0.50

Other Expenses	0.02

Total Annual Fund Operating Expenses	0.67

Fee Waiver and/or Expense Reimbursement[1,2]	0.23

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.44

1	Invesco Distributors, Inc. (Invesco Distributors) has contractually agreed to waive 0.20% of Rule 12b-1 distribution plan payments. Unless Invesco Distributors continues the fee waiver agreement, it will terminate on December 31, 2016. The fee waiver agreement cannot be terminated during its term.
2	Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed in the SAI) of Private Investment Class shares to 0.44% (after Rule 12b-1 fee waiver) of the Fund's average daily net assets. Unless Invesco continues the fee waiver agreement, it will terminate on December 31, 2016. The fee waiver agreement cannot be terminated during its term.
Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain equal to the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement in the first year and the Total Annual Fund Operating Expenses thereafter. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
	1 Year	3 Years	5 Years	10 Years
Private Investment	$45	$191	$350	$813

Principal Investment Strategies of the Fund
The Fund invests under normal circumstances at least 80% of its net assets (plus any borrowings for investment purposes) in direct obligations of the U.S. Treasury including bills, notes and bonds, and repurchase agreements secured by those obligations. The Fund invests at least 99.5% of its total assets in cash, Government Securities, and repurchase agreements collateralized by cash or Government Securities. Government Security generally means any security issued or guaranteed as to principal or interest by the U.S. Government or certain of its agencies or instrumentalities; or any certificate of deposit for any of the foregoing. The Fund considers repurchase agreements with the Federal Reserve Bank of New York to be U.S. Government securities for purposes of the Fund’s investment policies.
The Fund will limit investments to those securities that are Eligible Securities as defined by applicable regulations at the time of purchase.
The Fund is a Government Money Market Fund, as defined by Rule 2a-7, that seeks to maintain a stable price of $1.00 per share by using the amortized cost method to value portfolio securities and rounding the share value to the nearest cent. The Fund invests in conformity with SEC rules and regulation requirements for money market funds for the quality, maturity, diversification and liquidity of investments. The Fund invests only in U.S. dollar denominated securities maturing within 397 days of the date of purchase, with certain exceptions permitted by applicable regulations. The Fund maintains a dollar-weighted average portfolio maturity of no more than 60 days, and a dollar-weighted average portfolio maturity as determined without exceptions regarding certain interest rate adjustments under Rule 2a-7 of no more than 120 days. Each investment must be determined to present minimal credit risks by the Adviser pursuant to guidelines approved by the Board, and must be an Eligible Security.
In selecting securities for the Fund’s portfolio, the portfolio managers focus on securities that offer safety, liquidity, and a competitive yield. The
5                                  Short-Term Investment Trust

Adviser conducts a credit analysis of each potential issuer prior to the purchase of its securities.
The portfolio managers normally hold portfolio securities to maturity, but may sell a security when they deem it advisable, such as when market or credit factors materially change.
Principal Risks of Investing in the Fund
As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, you may lose money by investing in the Fund. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:
Debt Securities Risk. The prices of debt securities held by the Fund will be affected by changes in interest rates, the creditworthiness of the issuer and other factors. An increase in prevailing interest rates typically causes the value of existing debt securities to fall and often has a greater impact on longer-duration debt securities and higher quality debt securities. Falling interest rates will cause the Fund to reinvest the proceeds of debt securities that have been repaid by the issuer at lower interest rates. Falling interest rates may also reduce the Fund’s distributable income because interest payments on floating rate debt instruments held by the Fund will decline. The Fund could lose money on investments in debt securities if the issuer or borrower fails to meet its obligations to make interest payments and/or to repay principal in a timely manner. Changes in an issuer’s financial strength, the market’s perception of such strength or in the credit rating of the issuer or the security may affect the value of debt securities. The Adviser’s credit analysis may fail to anticipate such changes, which could result in buying a debt security at an inopportune time or failing to sell a debt security in advance of a price decline or other credit event.
Liquidity Risk. The Fund may be unable to sell illiquid investments at the time or price it desires and, as a result, could lose its entire investment in such investments. Liquid securities can become illiquid during periods of market stress. If a significant amount of the Fund’s securities become illiquid, the Fund may not be able to timely pay redemption proceeds and may need to sell securities at significantly reduced prices.
Management Risk. The Fund is actively managed and depends heavily on the Adviser’s judgment about markets, interest rates or the attractiveness, relative values, liquidity, or potential appreciation of particular investments made for the Fund’s portfolio. The Fund could experience losses if these judgments prove to be incorrect. Additionally, legislative, regulatory, or tax developments may adversely affect management of the Fund and, therefore, the ability of the Fund to achieve its investment objective.
Market Risk. The market values of the Fund’s investments, and therefore the value of the Fund’s shares, will go up and down, sometimes rapidly or unpredictably. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole. Individual stock prices tend to go up and down more dramatically than those of certain other types of investments, such as bonds. During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by the Fund will rise in value.
Money Market Fund Risk. Although the Fund seeks to preserve the value of your investment at $1.00 per share, you may lose money by investing in the Fund. The share price of money market funds can fall below the $1.00 share price. You should not rely on or expect the Fund’s adviser or its affiliates to enter into support agreements or take other actions to maintain the Fund’s $1.00 share price. The credit quality of the Fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the Fund’s share price. The Fund’s share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. Furthermore, amendments to money market fund regulations could impact the Fund’s operations and possibly negatively impact its return.
Repurchase Agreement Risk. If the seller of a repurchase agreement defaults or otherwise does not fulfill its obligations, the Fund may incur delays and losses arising from selling the underlying securities, enforcing its rights, or declining collateral value.
U.S. Government Obligations Risk. Obligations of U.S. Government agencies and authorities receive varying levels of support and may not be backed by the full faith and credit of the U.S. Government, which could affect the Fund’s ability to recover should they default. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so.
Yield Risk. The Fund’s yield will vary as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in other securities. When interest rates are very low, the Fund’s expenses could absorb all or a portion of the Fund’s income and yield. Additionally, inflation may outpace and diminish investment returns over time.
Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The Fund's past performance is not necessarily an indication of its future performance. Updated performance information is available on the Fund's Web site at www.invesco.com/us.

Annual Total Returns
Private Investment Class year-to-date (ended September 30, 2015): 0.02%
Best Quarter (ended December 31, 2006): 1.22%
Worst Quarter (ended March 31, 2010, March 31, 2011, March 31, 2013, March 31, 2014, June 30, 2014, September 30, 2014 and December 31, 2014): 0.00%
Average Annual Total Returns (for the periods ended December 31, 2014)
	1 Year	5 Years	10 Years
Private Investment Class: Inception (11/22/1991)	0.01%	0.02%	1.33%

Management of the Fund
Investment Adviser: Invesco Advisers, Inc.
Purchase and Sale of Fund Shares
You may purchase or redeem shares of a Fund on any business day the Fund is open through your financial intermediary, by telephone at (800) 659-1005, or through Liquidity LinkSM.
The minimum investments for Private Investment Class fund accounts are as follows:
Initial Investments Per Fund Account*	$100,000

Additional Investments Per Fund Account	No minimum

*	An intermediary may aggregate its master accounts and subaccounts to satisfy the minimum investment requirement.
Tax Information
The Fund’s distributions generally are taxable to you as ordinary income, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account, in which case your distributions generally will be taxed when withdrawn from the tax-deferred account.
6                                  Short-Term Investment Trust

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and the Fund’s distributor or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s Web site for more information.

Government & Agency Portfolio
Investment Objective(s)
The Fund’s investment objective is to provide current income consistent with preservation of capital and liquidity.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Class:	Private Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class:	Private Investment
Management Fees	0.10%

Distribution and/or Service (12b-1) Fees	0.50

Other Expenses	0.03

Total Annual Fund Operating Expenses	0.63

Fee Waiver and/or Expense Reimbursement[1]	0.20

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.43

1	Invesco Distributors, Inc. (Invesco Distributors) has contractually agreed to waive 0.20% of Rule 12b-1 distribution plan payments. Unless Invesco Distributors continues the fee waiver agreement, it will terminate on December 31, 2016. The fee waiver agreement cannot be terminated during its term.
Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain equal to the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement in the first year and the Total Annual Fund Operating Expenses thereafter. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
	1 Year	3 Years	5 Years	10 Years
Private Investment	$44	$182	$331	$767

Principal Investment Strategies of the Fund
The Fund invests at least 99.5% of its total assets in cash, Government Securities, and repurchase agreements collateralized by cash or Government Securities. Government Security generally means any security issued or guaranteed as to principal or interest by the U.S. Government or certain of its agencies or instrumentalities; or any certificate of deposit for any of the foregoing. The Fund considers repurchase agreements with the Federal Reserve Bank of New York to be U.S. Government securities for purposes of the Fund’s investment policies.
The Fund will limit investments to those securities that are Eligible Securities as defined by applicable regulations at the time of purchase.
The Fund is a Government Money Market Fund, as defined by Rule 2a-7, that seeks to maintain a stable price of $1.00 per share by using the amortized cost method to value portfolio securities and rounding the share value to the nearest cent. The Fund invests in conformity with SEC rules and regulation requirements for money market funds for the quality, maturity, diversification and liquidity of investments. The Fund invests only in U.S. dollar denominated securities maturing within 397 days of the date of purchase, with certain exceptions permitted by applicable regulations. The Fund maintains a dollar-weighted average portfolio maturity of no more than 60 days, and a dollar-weighted average portfolio maturity as determined without exceptions regarding certain interest rate adjustments under Rule 2a-7 of no more than 120 days. Each investment must be determined to present minimal credit risks by the Adviser pursuant to guidelines approved by the Board, and must be an Eligible Security.
In selecting securities for the Fund’s portfolio, the portfolio managers focus on securities that offer safety, liquidity, and a competitive yield. The Adviser conducts a credit analysis of each potential issuer prior to the purchase of its securities.
The portfolio managers normally hold portfolio securities to maturity, but may sell a security when they deem it advisable, such as when market or credit factors materially change.
Principal Risks of Investing in the Fund
As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, you may lose money by investing in the Fund. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:
Debt Securities Risk. The prices of debt securities held by the Fund will be affected by changes in interest rates, the creditworthiness of the issuer and other factors. An increase in prevailing interest rates typically causes the value of existing debt securities to fall and often has a greater impact on longer-duration debt securities and higher quality debt securities. Falling interest rates will cause the Fund to reinvest the proceeds of debt securities that have been repaid by the issuer at lower interest rates. Falling interest rates may also reduce the Fund’s distributable income because interest payments on floating rate debt instruments held by the Fund will decline. The Fund could lose money on investments in debt securities if the issuer or borrower fails to meet its obligations to make interest payments and/or to repay principal in a timely manner. Changes in an issuer’s financial strength, the market’s perception of such strength or in the credit rating of the issuer or the security may affect the value of debt securities. The Adviser’s credit analysis may fail to anticipate such changes, which could result in buying a debt security at an inopportune time or failing to sell a debt security in advance of a price decline or other credit event.
Liquidity Risk. The Fund may be unable to sell illiquid investments at the time or price it desires and, as a result, could lose its entire investment in such investments. Liquid securities can become illiquid during periods of market stress. If a significant amount of the Fund’s securities become illiquid, the Fund may not be able to timely pay redemption proceeds and may need to sell securities at significantly reduced prices.
Management Risk. The Fund is actively managed and depends heavily on the Adviser’s judgment about markets, interest rates or the attractiveness, relative values, liquidity, or potential appreciation of particular investments made for the Fund’s portfolio. The Fund could experience losses if these judgments prove to be incorrect. Additionally, legislative,
7                                  Short-Term Investment Trust

regulatory, or tax developments may adversely affect management of the Fund and, therefore, the ability of the Fund to achieve its investment objective.
Market Risk. The market values of the Fund’s investments, and therefore the value of the Fund’s shares, will go up and down, sometimes rapidly or unpredictably. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole. Individual stock prices tend to go up and down more dramatically than those of certain other types of investments, such as bonds. During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by the Fund will rise in value.
Money Market Fund Risk. Although the Fund seeks to preserve the value of your investment at $1.00 per share, you may lose money by investing in the Fund. The share price of money market funds can fall below the $1.00 share price. You should not rely on or expect the Fund’s adviser or its affiliates to enter into support agreements or take other actions to maintain the Fund’s $1.00 share price. The credit quality of the Fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the Fund’s share price. The Fund’s share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. Furthermore, amendments to money market fund regulations could impact the Fund’s operations and possibly negatively impact its return.
Repurchase Agreement Risk. If the seller of a repurchase agreement defaults or otherwise does not fulfill its obligations, the Fund may incur delays and losses arising from selling the underlying securities, enforcing its rights, or declining collateral value.
U.S. Government Obligations Risk. Obligations of U.S. Government agencies and authorities receive varying levels of support and may not be backed by the full faith and credit of the U.S. Government, which could affect the Fund’s ability to recover should they default. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so.
Yield Risk. The Fund’s yield will vary as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in other securities. When interest rates are very low, the Fund’s expenses could absorb all or a portion of the Fund’s income and yield. Additionally, inflation may outpace and diminish investment returns over time.
Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The Fund's past performance is not necessarily an indication of its future performance. Updated performance information is available on the Fund's Web site at www.invesco.com/us.

Annual Total Returns
Private Investment Class year-to-date (ended September 30, 2015): 0.03%
Best Quarter (ended December 31, 2006): 1.24%
Worst Quarter (ended March 31, 2010, March 31, 2011, March 31, 2013, June 30, 2014, September 30, 2014 and December 31, 2014): 0.00%
Average Annual Total Returns (for the periods ended December 31, 2014)
	1 Year	5 Years	10 Years
Private Investment Class: Inception (9/1/1998)	0.01%	0.02%	1.44%

Management of the Fund
Investment Adviser: Invesco Advisers, Inc.
Purchase and Sale of Fund Shares
You may purchase or redeem shares of a Fund on any business day the Fund is open through your financial intermediary, by telephone at (800) 659-1005, or through Liquidity LinkSM.
The minimum investments for Private Investment Class fund accounts are as follows:
Initial Investments Per Fund Account*	$100,000

Additional Investments Per Fund Account	No minimum

*	An intermediary may aggregate its master accounts and subaccounts to satisfy the minimum investment requirement.
Tax Information
The Fund’s distributions generally are taxable to you as ordinary income, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account, in which case your distributions generally will be taxed when withdrawn from the tax-deferred account.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and the Fund’s distributor or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s Web site for more information.

Government TaxAdvantage Portfolio
Investment Objective(s)
The Fund’s investment objective is to provide current income consistent with preservation of capital and liquidity.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Class:	Private Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None

8                                  Short-Term Investment Trust

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class:	Private Investment
Management Fees	0.20%

Distribution and/or Service (12b-1) Fees	0.50

Other Expenses	0.13

Total Annual Fund Operating Expenses	0.83

Fee Waiver and/or Expense Reimbursement[1,2]	0.44

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.39

1	Invesco Distributors, Inc. (Invesco Distributors) has contractually agreed to waive 0.25% of Rule 12b-1 distribution plan payments. Unless Invesco Distributors continues the fee waiver agreement, it will terminate on December 31, 2016. The fee waiver agreement cannot be terminated during its term.
2	Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed in the SAI) of Private Investment Class shares to 0.39% (after Rule 12b-1 fee waiver) of the Fund's average daily net assets. Unless Invesco continues the fee waiver agreement, it will terminate on December 31, 2016. The fee waiver agreement cannot be terminated during its term.
Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain equal to the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement in the first year and the Total Annual Fund Operating Expenses thereafter. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
	1 Year	3 Years	5 Years	10 Years
Private Investment	$40	$221	$417	$984

Principal Investment Strategies of the Fund
The Fund invests at least 99.5% of its total assets in cash and Government Securities. Government Security generally means any security issued or guaranteed as to principal or interest by the U.S. Government or certain of its agencies or instrumentalities; or any certificate of deposit for any of the foregoing. At the present time, the Fund has no current intention to invest in securities other than direct obligations of the U.S. Treasury and Agency Securities.
The Fund will limit investments to those securities that are Eligible Securities as defined by applicable regulations at the time of purchase.
The Fund also seeks to distribute dividends that are exempt from state and local taxation in many states.
The Fund is a Government Money Market Fund, as defined by Rule 2a-7, that seeks to maintain a stable price of $1.00 per share by using the amortized cost method to value portfolio securities and rounding the share value to the nearest cent. The Fund invests in conformity with SEC rules and regulation requirements for money market funds for the quality, maturity, diversification and liquidity of investments. The Fund invests only in U.S. dollar denominated securities maturing within 397 days of the date of purchase, with certain exceptions permitted by applicable regulations. The Fund maintains a dollar-weighted average portfolio maturity of no more than 60 days, and a dollar-weighted average portfolio maturity as determined without exceptions regarding certain interest rate adjustments under Rule 2a-7 of no more than 120 days. Each investment must be determined to present minimal credit risks by the Adviser pursuant to guidelines approved by the Board, and must be an Eligible Security.
In selecting securities for the Fund’s portfolio, the portfolio managers focus on securities that offer safety, liquidity, and a competitive yield. The Adviser conducts a credit analysis of each potential issuer prior to the purchase of its securities.
The portfolio managers normally hold portfolio securities to maturity, but may sell a security when they deem it advisable, such as when market or credit factors materially change.
Principal Risks of Investing in the Fund
As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, you may lose money by investing in the Fund. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:
Debt Securities Risk. The prices of debt securities held by the Fund will be affected by changes in interest rates, the creditworthiness of the issuer and other factors. An increase in prevailing interest rates typically causes the value of existing debt securities to fall and often has a greater impact on longer-duration debt securities and higher quality debt securities. Falling interest rates will cause the Fund to reinvest the proceeds of debt securities that have been repaid by the issuer at lower interest rates. Falling interest rates may also reduce the Fund’s distributable income because interest payments on floating rate debt instruments held by the Fund will decline. The Fund could lose money on investments in debt securities if the issuer or borrower fails to meet its obligations to make interest payments and/or to repay principal in a timely manner. Changes in an issuer’s financial strength, the market’s perception of such strength or in the credit rating of the issuer or the security may affect the value of debt securities. The Adviser’s credit analysis may fail to anticipate such changes, which could result in buying a debt security at an inopportune time or failing to sell a debt security in advance of a price decline or other credit event.
Liquidity Risk. The Fund may be unable to sell illiquid investments at the time or price it desires and, as a result, could lose its entire investment in such investments. Liquid securities can become illiquid during periods of market stress. If a significant amount of the Fund’s securities become illiquid, the Fund may not be able to timely pay redemption proceeds and may need to sell securities at significantly reduced prices.
Management Risk. The Fund is actively managed and depends heavily on the Adviser’s judgment about markets, interest rates or the attractiveness, relative values, liquidity, or potential appreciation of particular investments made for the Fund’s portfolio. The Fund could experience losses if these judgments prove to be incorrect. Additionally, legislative, regulatory, or tax developments may adversely affect management of the Fund and, therefore, the ability of the Fund to achieve its investment objective.
Market Risk. The market values of the Fund’s investments, and therefore the value of the Fund’s shares, will go up and down, sometimes rapidly or unpredictably. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole. Individual stock prices tend to go up and down more dramatically than those of certain other types of investments, such as bonds. During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by the Fund will rise in value.
Money Market Fund Risk. Although the Fund seeks to preserve the value of your investment at $1.00 per share, you may lose money by investing in the Fund. The share price of money market funds can fall below the $1.00 share price. You should not rely on or expect the Fund’s adviser or its affiliates to enter into support agreements or take other actions to maintain the Fund’s $1.00 share price. The credit quality of the Fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the Fund’s share price. The Fund’s share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. Furthermore, amendments to
9                                  Short-Term Investment Trust

money market fund regulations could impact the Fund’s operations and possibly negatively impact its return.
U.S. Government Obligations Risk. Obligations of U.S. Government agencies and authorities receive varying levels of support and may not be backed by the full faith and credit of the U.S. Government, which could affect the Fund’s ability to recover should they default. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so.
Yield Risk. The Fund’s yield will vary as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in other securities. When interest rates are very low, the Fund’s expenses could absorb all or a portion of the Fund’s income and yield. Additionally, inflation may outpace and diminish investment returns over time.
Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The Fund's past performance is not necessarily an indication of its future performance. Updated performance information is available on the Fund's Web site at www.invesco.com/us.

Annual Total Returns
Private Investment Class year-to-date (ended September 30, 2015): 0.09%
Best Quarter (ended December 31, 2006): 1.23%
Worst Quarter (ended March 31, 2010, September 30, 2014 and December 31, 2014): 0.00%
Average Annual Total Returns (for the periods ended December 31, 2014)
	1 Year	5 Years	10 Years
Private Investment Class: Inception (12/21/1994)	0.03%	0.03%	1.41%

Management of the Fund
Investment Adviser: Invesco Advisers, Inc.
Purchase and Sale of Fund Shares
You may purchase or redeem shares of a Fund on any business day the Fund is open through your financial intermediary, by telephone at (800) 659-1005, or through Liquidity LinkSM.
The minimum investments for Private Investment Class fund accounts are as follows:
Initial Investments Per Fund Account*	$100,000

Additional Investments Per Fund Account	No minimum

*	An intermediary may aggregate its master accounts and subaccounts to satisfy the minimum investment requirement.
Tax Information
The Fund’s distributions generally are taxable to you as ordinary income, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account, in which case your distributions generally will be taxed when withdrawn from the tax-deferred account.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and the Fund’s distributor or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s Web site for more information.

Tax-Free Cash Reserve Portfolio
Investment Objective(s)
The Fund’s investment objective is to provide tax-exempt income consistent with preservation of capital and liquidity.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Class:	Private Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class:	Private Investment
Management Fees	0.24%

Distribution and/or Service (12b-1) Fees	0.50

Other Expenses	0.07

Total Annual Fund Operating Expenses	0.81

Fee Waiver and/or Expense Reimbursement[1,2]	0.31

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.50

1	Invesco Distributors, Inc. (Invesco Distributors) has contractually agreed to waive 0.25% of Rule 12b-1 distribution plan payments. Unless Invesco Distributors continues the fee waiver agreement, it will terminate on December 31, 2016. The fee waiver agreement cannot be terminated during its term.
2	Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed in the SAI) of Private Investment Class shares to 0.50% (after Rule 12b-1 fee waiver) of the Fund's average daily net assets. Unless Invesco continues the fee waiver agreement, it will terminate on December 31, 2016. The fee waiver agreement cannot be terminated during its term.
Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain equal to the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement in the first year and the Total Annual Fund Operating Expenses thereafter. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
	1 Year	3 Years	5 Years	10 Years
Private Investment	$51	$228	$419	$973

Principal Investment Strategies of the Fund
The Fund invests under normal circumstances at least 80% of its net assets (plus any borrowings for investment purposes) in debt securities that (i) pay interest that is excluded from gross income for federal income tax purposes, and (ii) do not produce income that will be considered to be an item of
10                                  Short-Term Investment Trust

preference for purposes of the alternative minimum tax. While the Fund’s distributions are primarily exempt from federal income tax, a portion of the Fund’s distributions may be subject to the federal alternative minimum tax and state and local taxes.
In complying with the 80% investment requirement, the Fund may include other instruments that have economic characteristics similar to the Fund's direct investments that are counted toward the 80% investment requirement.
The Fund will limit investments to those securities that are Eligible Securities as defined by applicable regulations at the time of purchase.
The Fund invests primarily in high quality U.S. dollar-denominated short-term debt obligations, including: (i) municipal securities; (ii) tax-exempt commercial paper; and (iii) cash equivalents. These securities may have credit and liquidity enhancements provided by banks, insurance companies or other financial institutions. Municipal securities include debt obligations of states, territories and possessions of the United States and the District of Columbia, their political subdivisions, agencies and instrumentalities, authorities thereof, and multi-state agencies, issued to obtain funds for various public purposes. Municipal lease obligations, synthetic municipal securities and certain types of industrial revenue bonds are treated as municipal securities.
Other securities held by the Fund may be structured with demand features which have the effect of shortening the security’s maturity.
The Fund is a money market fund that seeks to maintain a stable price of $1.00 per share by using the amortized cost method to value portfolio securities and rounding the share value to the nearest cent. The Fund invests in conformity with SEC rules and regulation requirements for money market funds for the quality, maturity, diversification and liquidity of investments. The Fund invests only in U.S. dollar denominated securities maturing within 397 days of the date of purchase, with certain exceptions permitted by applicable regulations. The Fund maintains a dollar-weighted average portfolio maturity of no more than 60 days, and a dollar-weighted average portfolio maturity as determined without exceptions regarding certain interest rate adjustments under Rule 2a-7 of no more than 120 days. Each investment must be determined to present minimal credit risks by the Adviser pursuant to guidelines approved by the Board, and must be an Eligible Security.
The Fund may invest in U.S. dollar-denominated foreign securities. Some of the Fund’s investments, although U.S. dollar-denominated, may be subject to foreign credit exposure.
The Fund may also invest in daily and weekly variable-rate demand notes.
In selecting securities for the Fund’s portfolio, the portfolio managers focus on securities that offer safety, liquidity, and a competitive yield. The Adviser conducts a credit analysis of each potential issuer prior to the purchase of its securities.
The portfolio managers normally hold portfolio securities to maturity, but may sell a security when they deem it advisable, such as when market or credit factors materially change.
Principal Risks of Investing in the Fund
As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, you may lose money by investing in the Fund. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:
Banking and Financial Services Industry Focus Risk. From time to time, the Fund may invest more than 25% of its assets in unsecured bank instruments, including but not limited to certificates of deposit and time deposits, or securities that may have guarantees or credit and liquidity enhancements provided by banks, insurance companies or other financial institutions. To the extent the Fund focuses its investments in these instruments or securities, the Fund’s performance will depend on the overall condition of those industries and the individual banks and financial institutions in which the Fund invests (directly or indirectly), the supply of short-term financing, changes in government regulation, changes in interest rates, and economic downturns in the United States and abroad.
Debt Securities Risk. The prices of debt securities held by the Fund will be affected by changes in interest rates, the creditworthiness of the issuer and other factors. An increase in prevailing interest rates typically causes the value of existing debt securities to fall and often has a greater impact on longer-duration debt securities and higher quality debt securities. Falling interest rates will cause the Fund to reinvest the proceeds of debt securities that have been repaid by the issuer at lower interest rates. Falling interest rates may also reduce the Fund’s distributable income because interest payments on floating rate debt instruments held by the Fund will decline. The Fund could lose money on investments in debt securities if the issuer or borrower fails to meet its obligations to make interest payments and/or to repay principal in a timely manner. Changes in an issuer’s financial strength, the market’s perception of such strength or in the credit rating of the issuer or the security may affect the value of debt securities. The Adviser’s credit analysis may fail to anticipate such changes, which could result in buying a debt security at an inopportune time or failing to sell a debt security in advance of a price decline or other credit event.
Foreign Securities and Credit Exposure Risk. U.S. dollar-denominated securities carrying foreign credit exposure may be affected by unfavorable political, economic or governmental developments that could affect payments of principal and interest. Furthermore, the Fund's foreign investments may be adversely affected by political and social instability, changes in economic or taxation policies, difficulty in enforcing obligations, decreased liquidity or increased volatility. Foreign investments also involve the risk of the possible seizure, nationalization or expropriation of the issuer or foreign deposits (in which the Fund could lose its entire investments in a certain market) and the possible adoption of foreign governmental restrictions such as exchange controls.
Liquidity Risk. The Fund may be unable to sell illiquid investments at the time or price it desires and, as a result, could lose its entire investment in such investments. Liquid securities can become illiquid during periods of market stress. If a significant amount of the Fund’s securities become illiquid, the Fund may not be able to timely pay redemption proceeds and may need to sell securities at significantly reduced prices.
Management Risk. The Fund is actively managed and depends heavily on the Adviser’s judgment about markets, interest rates or the attractiveness, relative values, liquidity, or potential appreciation of particular investments made for the Fund’s portfolio. The Fund could experience losses if these judgments prove to be incorrect. Additionally, legislative, regulatory, or tax developments may adversely affect management of the Fund and, therefore, the ability of the Fund to achieve its investment objective.
Market Risk. The market values of the Fund’s investments, and therefore the value of the Fund’s shares, will go up and down, sometimes rapidly or unpredictably. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole. Individual stock prices tend to go up and down more dramatically than those of certain other types of investments, such as bonds. During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by the Fund will rise in value.
Money Market Fund Risk. Although the Fund seeks to preserve the value of your investment at $1.00 per share, you may lose money by investing in the Fund. The share price of money market funds can fall below the $1.00 share price. You should not rely on or expect the Fund’s adviser or its affiliates to enter into support agreements or take other actions to maintain the Fund’s $1.00 share price. The credit quality of the Fund’s holdings can change rapidly in certain markets, and the default of a single
11                                  Short-Term Investment Trust

holding could have an adverse impact on the Fund’s share price. The Fund’s share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. Furthermore, amendments to money market fund regulations could impact the Fund’s operations and possibly negatively impact its return.
Municipal Securities Risk. The risk of a municipal obligation generally depends on the financial and credit status of the issuer. Constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives, and the issuer’s regional economic conditions may affect the municipal security’s value, interest payments, repayment of principal and the Fund’s ability to sell the security. Failure of a municipal security issuer to comply with applicable tax requirements may make income paid thereon taxable, resulting in a decline in the security’s value. In addition, there could be changes in applicable tax laws or tax treatments that reduce or eliminate the current federal income tax exemption on municipal securities or otherwise adversely affect the current federal or state tax status of municipal securities.
U.S. Government Obligations Risk. Obligations of U.S. Government agencies and authorities receive varying levels of support and may not be backed by the full faith and credit of the U.S. Government, which could affect the Fund’s ability to recover should they default. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so.
Variable-Rate Demand Notes Risk. The absence of an active secondary market for certain variable and floating rate notes could make it difficult to dispose of these instruments, which could result in a loss.
Yield Risk. The Fund’s yield will vary as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in other securities. When interest rates are very low, the Fund’s expenses could absorb all or a portion of the Fund’s income and yield. Additionally, inflation may outpace and diminish investment returns over time.
Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The Fund's past performance is not necessarily an indication of its future performance. Updated performance information is available on the Fund's Web site at www.invesco.com/us.

Annual Total Returns
Private Investment Class year-to-date (ended September 30, 2015): 0.05%
Best Quarter (ended June 30, 2007 and September 30, 2007): 0.82%
Worst Quarter (ended March 31, 2010, March 31, 2011, September 30, 2014 and December 31, 2014): 0.00%
Average Annual Total Returns (for the periods ended December 31, 2014)
	1 Year	5 Years	10 Years
Private Investment Class: Inception (4/1/1992)	0.03%	0.04%	1.03%

Management of the Fund
Investment Adviser: Invesco Advisers, Inc.
Purchase and Sale of Fund Shares
You may purchase or redeem shares of a Fund on any business day the Fund is open through your financial intermediary, by telephone at (800) 659-1005, or through Liquidity LinkSM.
The minimum investments for Private Investment Class fund accounts are as follows:
Initial Investments Per Fund Account*	$100,000

Additional Investments Per Fund Account	No minimum

*	An intermediary may aggregate its master accounts and subaccounts to satisfy the minimum investment requirement.
Tax Information
The Fund’s distributions primarily are exempt from regular federal income tax. A portion of these distributions, however, may be subject to the federal alternative minimum tax and state and local taxes. The Fund may also make distributions that are taxable to you as ordinary income.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and the Fund’s distributor or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s Web site for more information.

Investment Objective(s), Strategies, Risks and Portfolio Holdings

Liquid Assets Portfolio
Objective(s) and Strategies
The Fund’s investment objective is to provide current income consistent with preservation of capital and liquidity. The Fund’s investment objective may be changed by the Board without shareholder approval.
The Fund invests primarily in high-quality U.S. dollar-denominated short-term debt obligations, including: (i) securities issued by the U.S. Government or its agencies; (ii) certificates of deposit and time deposits from U.S. or foreign banks; (iii) repurchase agreements; (iv) commercial paper; and (v) municipal securities.
The Fund may engage in repurchase agreement transactions that are collateralized by cash or government securities. In addition, it may engage in repurchase agreement transactions that are collateralized by nongovernment securities such as equity securities and fixed income securities that are rated investment grade and below investment grade by nationally recognized statistical rating organizations or unrated securities of comparable quality. The Fund considers repurchase agreements with the Federal Reserve Bank of New York to be U.S. Government securities for purposes of the Fund’s investment policies.
The Fund will limit investments to those securities that are Eligible Securities as defined by applicable regulations at the time of purchase.
As permitted by Rule 2a-7, the Fund seeks to maintain a stable price of $1.00 per share by using the amortized cost method to value portfolio securities and rounding the share value to the nearest cent. The Fund invests in conformity with SEC rules and regulation requirements for money market funds for the quality, maturity, diversification and liquidity of investments. The Fund invests only in U.S. dollar denominated securities maturing within 397 days of the date of purchase, with certain exceptions permitted by applicable regulations. The Fund maintains a dollar-weighted average portfolio maturity of no more than 60 days, and a dollar-weighted average portfolio maturity as determined without exceptions regarding certain interest rate adjustments under Rule 2a-7 of no more than 120
12                                  Short-Term Investment Trust

days. Each investment must be determined to present minimal credit risks by the Adviser pursuant to guidelines approved by the Board, and must be an Eligible Security.
The Fund may invest up to 50% of its total assets in U.S. dollar-denominated foreign securities. Some of the Fund’s investments, although U.S. dollar-denominated, may be subject to foreign credit exposure.
The Fund may also invest in daily and weekly variable-rate demand notes.
In selecting securities for the Fund’s portfolio, the portfolio managers focus on securities that offer safety, liquidity, and a competitive yield. The Adviser conducts a credit analysis of each potential issuer prior to the purchase of its securities.
The portfolio managers normally hold portfolio securities to maturity, but may sell a security when they deem it advisable, such as when market or credit factors materially change.
The Fund may, from time to time, take temporary defensive positions by holding cash, shortening the Fund’s dollar-weighted average portfolio maturity or investing in other securities that are Eligible Securities for purchase by money market funds as described in the Fund’s Statement of Additional Information (SAI), in anticipation of or in response to adverse market, economic, political or other conditions. If the Fund’s portfolio managers do so, different factors could affect the Fund’s performance and the Fund may not achieve its investment objective.
The Fund’s investments in the types of securities and other investments described in this prospectus vary from time to time, and, at any time, the Fund may not be invested in all of the types of securities and other investments described in this prospectus. The Fund may also invest in securities and other investments not described in this prospectus.
For more information, see “Description of the Funds and Their Investments and Risks” in the Fund’s SAI.
Risks
The principal risks of investing in the Fund are:
Banking and Financial Services Industry Focus Risk. From time to time, the Fund may invest more than 25% of its assets in unsecured bank instruments, including but not limited to certificates of deposit and time deposits, or securities that may have guarantees or credit and liquidity enhancements provided by banks, insurance companies or other financial institutions. To the extent the Fund focuses its investments in these instruments or securities, the Fund’s performance will depend on the overall condition of those industries and the individual banks and financial institutions in which the Fund invests (directly or indirectly). Financial services companies may be dependent on the supply of short-term financing. The value of bank instruments and securities of issuers in the banking and financial services industry, or guaranteed by such issuers, can be affected by and sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad. The risk of holding bank instruments is also directly tied to the risk of insolvency or bankruptcy of the issuing banks, which risk may be higher for larger or more complex financial institutions that combine traditional, commercial and investment banking.
Debt Securities Risk. The prices of debt securities held by the Fund will be affected by changes in interest rates, the creditworthiness of the issuer and other factors. An increase in prevailing interest rates typically causes the value of existing debt securities to fall and often has a greater impact on longer-duration debt securities and higher quality debt securities. Falling interest rates will cause the Fund to reinvest the proceeds of debt securities that have been repaid by the issuer at lower interest rates. Falling interest rates may also reduce the Fund’s distributable income because interest payments on floating rate debt instruments held by the Fund will decline. The Fund could lose money on investments in debt securities if the issuer or borrower fails to meet its obligations to make interest payments and/or to repay principal in a timely manner. If an issuer seeks to restructure the terms of its borrowings or the Fund is required to seek recovery upon a default in the payment of interest or the repayment of principal, the Fund may incur additional expenses. Changes in an issuer’s financial strength, the market’s perception of such strength or in the credit rating of the issuer or the security may affect the value of debt securities. The Adviser’s credit analysis may fail to anticipate such changes, which could result in buying a debt security at an inopportune time or failing to sell a debt security in advance of a price decline or other credit event.
Foreign Securities and Credit Exposure Risk. U.S. dollar-denominated securities carrying foreign credit exposure may be affected by unfavorable political, economic or governmental developments that could affect payments of principal and interest. Furthermore, the value of the Fund’s foreign investments may be adversely affected by political and social instability in their home countries, by changes in economic or taxation policies in those countries, or by the difficulty in enforcing obligations in those countries. Foreign companies generally may be subject to less stringent regulations than U.S. companies, including financial reporting requirements and auditing and accounting controls. As a result, there generally is less publicly available information about foreign companies than about U.S. companies. Trading in many foreign securities may be less liquid and more volatile than U.S. securities due to the size of the market or other factors.
Liquidity Risk. The Fund may be unable to sell illiquid investments at the time or price it desires and, as a result, could lose its entire investment in such investments. An investment may be illiquid due to a lack of trading volume in the investment or if the investment is privately placed and not traded in any public market or is otherwise restricted from trading. Certain restricted securities require special registration and pose valuation difficulties. Liquid securities can become illiquid during periods of market stress. If a significant amount of the Fund’s securities become illiquid, the Fund may not be able to timely pay redemption proceeds and may need to sell securities at significantly reduced prices.
Management Risk. The Fund is actively managed and depends heavily on the Adviser’s judgment about markets, interest rates or the attractiveness, relative values, liquidity, or potential appreciation of particular investments made for the Fund’s portfolio. The Fund could experience losses if these judgments prove to be incorrect. There can be no guarantee that the Adviser’s investment techniques or investment decisions will produce the desired results. Additionally, legislative, regulatory, or tax developments may affect the investments or investment strategies available to the investment manager in connection with managing the Fund, which may also adversely affect the ability of the Fund to achieve its investment objective.
Market Risk. The market values of the Fund’s investments, and therefore the value of the Fund’s shares, will go up and down, sometimes rapidly or unpredictably. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole. The value of the Fund’s investments may go up or down due to general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, or adverse investor sentiment generally. The value of the Fund’s investments may also go up or down due to factors that affect an individual issuer or a particular industry or sector, such as changes in production costs and competitive conditions within an industry. Individual stock prices tend to go up and down more dramatically than those of certain other types of investments, such as bonds. During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by the Fund will rise in value.
Money Market Fund Risk. Although the Fund seeks to preserve the value of your investment at $1.00 per share, you may lose money by investing in the Fund. The share price of money market funds can fall below the $1.00 share price. You should not rely on or expect the Fund’s adviser
13                                  Short-Term Investment Trust

or its affiliates to enter into support agreements or take other actions to maintain the Fund’s $1.00 share price. The credit quality of the Fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the Fund’s share price. The Fund’s share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. To the extent the Fund holds cash or cash equivalents rather than securities in which it primarily invests or uses to manage risk, the Fund may not achieve its investment objectives and may underperform. Furthermore, amendments to money market fund regulations could impact the Fund’s operations and possibly negatively impact its return.
Municipal Securities Risk. The risk of a municipal obligation generally depends on the financial and credit status of the issuer. Constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives, and the issuer’s regional economic conditions may affect the municipal security’s value, interest payments, repayment of principal and the Fund’s ability to sell the security. Municipal obligations may be more susceptible to downgrades or defaults during recessions or similar periods of economic stress. Municipal securities structured as revenue bonds are generally not backed by the taxing power of the issuing municipality but rather the revenue from the particular project or entity for which the bonds were issued. If the Internal Revenue Service determines that an issuer of a municipal security has not complied with applicable tax requirements, interest from the security could be treated as taxable, which could result in a decline in the security’s value. In addition, there could be changes in applicable tax laws or tax treatments that reduce or eliminate the current federal income tax exemption on municipal securities or otherwise adversely affect the current federal or state tax status of municipal securities.
Repurchase Agreement Risk. If the seller of a repurchase agreement defaults or otherwise does not fulfill its obligations, the Fund may incur delays and losses arising from selling the underlying securities, enforcing its rights, or declining collateral value. These risks are magnified to the extent that a repurchase agreement is secured by securities other than cash or U.S. Government securities.
U.S. Government Obligations Risk. Obligations of U.S. Government agencies and authorities receive varying levels of support and may not be backed by the full faith and credit of the U.S. Government, which could affect the Fund’s ability to recover should they default. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so.
Variable-Rate Demand Notes Risk. The absence of an active secondary market for certain variable and floating rate notes could make it difficult to dispose of these instruments, and a portfolio could suffer a loss if the issuer defaults during periods in which a portfolio is not entitled to exercise its demand rights.
Yield Risk. The Fund’s yield will vary as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in other securities. When interest rates are very low, the Fund’s expenses could absorb all or a portion of the Fund’s income and yield. Additionally, inflation may outpace and diminish investment returns over time.
STIC Prime Portfolio
Objective(s) and Strategies
The Fund’s investment objective is to provide current income consistent with preservation of capital and liquidity. The Fund’s investment objective may be changed by the Board without shareholder approval.
The Fund invests in high-quality U.S. dollar denominated obligations with maturities of 60 days or less, including: (i) securities issued by the U.S. Government or its agencies; (ii) certificates of deposit and time deposits from U.S. or foreign banks; (iii) repurchase agreements; (iv) commercial paper; and (v) municipal securities.
The Fund may engage in repurchase agreement transactions that are collateralized by cash or government securities. In addition, it may engage in repurchase agreement transactions that are collateralized by nongovernment securities such as equity securities and fixed income securities that are rated investment grade and below investment grade by nationally recognized statistical rating organizations or unrated securities of comparable quality.
The Fund will limit investments to those securities that are Eligible Securities as defined by applicable regulations at the time of purchase.
As permitted by Rule 2a-7, the Fund seeks to maintain a stable price of $1.00 per share by using the amortized cost method to value portfolio securities and rounding the share value to the nearest cent. The Fund invests in conformity with SEC rules and regulation requirements for money market funds for the quality, maturity, diversification and liquidity of investments. The Fund invests only in U.S. dollar denominated securities maturing within 60 days of the date of purchase, with certain exceptions permitted by applicable regulations. The Fund maintains a dollar-weighted average portfolio maturity of no more than 60 days, and a dollar-weighted average portfolio maturity as determined without exceptions regarding certain interest rate adjustments under Rule 2a-7 of no more than 60 days. Each investment must be determined to present minimal credit risks by the Adviser pursuant to guidelines approved by the Board, and must be an Eligible Security.
The Fund may invest in U.S. dollar-denominated foreign securities. Some of the Fund's investments, although U.S. dollar-denominated, may be subject to foreign credit exposure.
The Fund may also invest in daily and weekly variable-rate demand notes.
In selecting securities for the Fund’s portfolio, the portfolio managers focus on securities that offer safety, liquidity, and a competitive yield. The Adviser conducts a credit analysis of each potential issuer prior to the purchase of its securities.
The portfolio managers normally hold portfolio securities to maturity, but may sell a security when they deem it advisable, such as when market or credit factors materially change.
The Fund may, from time to time, take temporary defensive positions by holding cash, shortening the Fund’s dollar-weighted average portfolio maturity or investing in other securities that are Eligible Securities for purchase by money market funds as described in the Fund’s Statement of Additional Information (SAI), in anticipation of or in response to adverse market, economic, political or other conditions. If the Fund’s portfolio managers do so, different factors could affect the Fund’s performance and the Fund may not achieve its investment objective.
The Fund’s investments in the types of securities and other investments described in this prospectus vary from time to time, and, at any time, the Fund may not be invested in all of the types of securities and other investments described in this prospectus. The Fund may also invest in securities and other investments not described in this prospectus.
For more information, see “Description of the Funds and Their Investments and Risks” in the Fund’s SAI.
Risks
The principal risks of investing in the Fund are:
Banking and Financial Services Industry Focus Risk. From time to time, the Fund may invest more than 25% of its assets in unsecured bank instruments, including but not limited to certificates of deposit and time deposits, or securities that may have guarantees or credit and liquidity enhancements provided by banks, insurance companies or other financial institutions. To the extent the Fund focuses its investments in these instruments or securities, the Fund’s performance will depend on the overall condition of those industries and the individual banks and financial institutions in which the Fund invests (directly or indirectly). Financial services companies may be dependent on the supply of short-term financing. The value of bank instruments and securities of issuers in the banking and financial services industry, or guaranteed by such issuers, can be affected by and sensitive to changes in government regulation and
14                                  Short-Term Investment Trust

interest rates and to economic downturns in the United States and abroad. The risk of holding bank instruments is also directly tied to the risk of insolvency or bankruptcy of the issuing banks, which risk may be higher for larger or more complex financial institutions that combine traditional, commercial and investment banking.
Debt Securities Risk. The prices of debt securities held by the Fund will be affected by changes in interest rates, the creditworthiness of the issuer and other factors. An increase in prevailing interest rates typically causes the value of existing debt securities to fall and often has a greater impact on longer-duration debt securities and higher quality debt securities. Falling interest rates will cause the Fund to reinvest the proceeds of debt securities that have been repaid by the issuer at lower interest rates. Falling interest rates may also reduce the Fund’s distributable income because interest payments on floating rate debt instruments held by the Fund will decline. The Fund could lose money on investments in debt securities if the issuer or borrower fails to meet its obligations to make interest payments and/or to repay principal in a timely manner. If an issuer seeks to restructure the terms of its borrowings or the Fund is required to seek recovery upon a default in the payment of interest or the repayment of principal, the Fund may incur additional expenses. Changes in an issuer’s financial strength, the market’s perception of such strength or in the credit rating of the issuer or the security may affect the value of debt securities. The Adviser’s credit analysis may fail to anticipate such changes, which could result in buying a debt security at an inopportune time or failing to sell a debt security in advance of a price decline or other credit event.
Foreign Securities and Credit Exposure Risk. U.S. dollar-denominated securities carrying foreign credit exposure may be affected by unfavorable political, economic or governmental developments that could affect payments of principal and interest. Furthermore, the value of the Fund’s foreign investments may be adversely affected by political and social instability in their home countries, by changes in economic or taxation policies in those countries, or by the difficulty in enforcing obligations in those countries. Foreign companies generally may be subject to less stringent regulations than U.S. companies, including financial reporting requirements and auditing and accounting controls. As a result, there generally is less publicly available information about foreign companies than about U.S. companies. Trading in many foreign securities may be less liquid and more volatile than U.S. securities due to the size of the market or other factors.
Liquidity Risk. The Fund may be unable to sell illiquid investments at the time or price it desires and, as a result, could lose its entire investment in such investments. An investment may be illiquid due to a lack of trading volume in the investment or if the investment is privately placed and not traded in any public market or is otherwise restricted from trading. Certain restricted securities require special registration and pose valuation difficulties. Liquid securities can become illiquid during periods of market stress. If a significant amount of the Fund’s securities become illiquid, the Fund may not be able to timely pay redemption proceeds and may need to sell securities at significantly reduced prices.
Management Risk. The Fund is actively managed and depends heavily on the Adviser’s judgment about markets, interest rates or the attractiveness, relative values, liquidity, or potential appreciation of particular investments made for the Fund’s portfolio. The Fund could experience losses if these judgments prove to be incorrect. There can be no guarantee that the Adviser’s investment techniques or investment decisions will produce the desired results. Additionally, legislative, regulatory, or tax developments may affect the investments or investment strategies available to the investment manager in connection with managing the Fund, which may also adversely affect the ability of the Fund to achieve its investment objective.
Market Risk. The market values of the Fund’s investments, and therefore the value of the Fund’s shares, will go up and down, sometimes rapidly or unpredictably. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole. The value of the Fund’s investments may go up or down due to general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, or adverse investor sentiment generally. The value of the Fund’s investments may also go up or down due to factors that affect an individual issuer or a particular industry or sector, such as changes in production costs and competitive conditions within an industry. Individual stock prices tend to go up and down more dramatically than those of certain other types of investments, such as bonds. During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by the Fund will rise in value.
Money Market Fund Risk. Although the Fund seeks to preserve the value of your investment at $1.00 per share, you may lose money by investing in the Fund. The share price of money market funds can fall below the $1.00 share price. You should not rely on or expect the Fund’s adviser or its affiliates to enter into support agreements or take other actions to maintain the Fund’s $1.00 share price. The credit quality of the Fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the Fund’s share price. The Fund’s share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. To the extent the Fund holds cash or cash equivalents rather than securities in which it primarily invests or uses to manage risk, the Fund may not achieve its investment objectives and may underperform. Furthermore, amendments to money market fund regulations could impact the Fund’s operations and possibly negatively impact its return.
Municipal Securities Risk. The risk of a municipal obligation generally depends on the financial and credit status of the issuer. Constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives, and the issuer’s regional economic conditions may affect the municipal security’s value, interest payments, repayment of principal and the Fund’s ability to sell the security. Municipal obligations may be more susceptible to downgrades or defaults during recessions or similar periods of economic stress. Municipal securities structured as revenue bonds are generally not backed by the taxing power of the issuing municipality but rather the revenue from the particular project or entity for which the bonds were issued. If the Internal Revenue Service determines that an issuer of a municipal security has not complied with applicable tax requirements, interest from the security could be treated as taxable, which could result in a decline in the security’s value. In addition, there could be changes in applicable tax laws or tax treatments that reduce or eliminate the current federal income tax exemption on municipal securities or otherwise adversely affect the current federal or state tax status of municipal securities.
Repurchase Agreement Risk. If the seller of a repurchase agreement defaults or otherwise does not fulfill its obligations, the Fund may incur delays and losses arising from selling the underlying securities, enforcing its rights, or declining collateral value. These risks are magnified to the extent that a repurchase agreement is secured by securities other than cash or U.S. Government securities.
U.S. Government Obligations Risk. Obligations of U.S. Government agencies and authorities receive varying levels of support and may not be backed by the full faith and credit of the U.S. Government, which could affect the Fund’s ability to recover should they default. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so.
Variable-Rate Demand Notes Risk. The absence of an active secondary market for certain variable and floating rate notes could make it difficult to dispose of these instruments, and a portfolio could suffer a loss if the issuer defaults during periods in which a portfolio is not entitled to exercise its demand rights.
15                                  Short-Term Investment Trust

Yield Risk. The Fund’s yield will vary as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in other securities. When interest rates are very low, the Fund’s expenses could absorb all or a portion of the Fund’s income and yield. Additionally, inflation may outpace and diminish investment returns over time.
Treasury Portfolio
Objective(s) and Strategies
The Fund’s investment objective is to provide current income consistent with preservation of capital and liquidity. The Fund’s investment objective may be changed by the Board without shareholder approval.
The Fund invests under normal circumstances at least 80% of its net assets (plus any borrowings for investment purposes) in direct obligations of the U.S. Treasury including bills, notes and bonds, and repurchase agreements secured by those obligations. The Fund invests at least 99.5% of its total assets in cash, Government Securities, and repurchase agreements collateralized by cash or Government Securities. Government Security generally means any security issued or guaranteed as to principal or interest by the U.S. Government or certain of its agencies or instrumentalities; or any certificate of deposit for any of the foregoing. The Fund considers repurchase agreements with the Federal Reserve Bank of New York to be U.S. Government securities for purposes of the Fund’s investment policies.
The Fund will limit investments to those securities that are Eligible Securities as defined by applicable regulations at the time of purchase.
The Fund is a Government Money Market Fund as defined by Rule 2a-7. As permitted by Rule 2a-7, the Fund seeks to maintain a stable price of $1.00 per share by using the amortized cost method to value portfolio securities and rounding the share value to the nearest cent. The Fund invests in conformity with SEC rules and regulation requirements for money market funds for the quality, maturity, diversification and liquidity of investments. The Fund invests only in U.S. dollar denominated securities maturing within 397 days of the date of purchase, with certain exceptions permitted by applicable regulations. The Fund maintains a dollar-weighted average portfolio maturity of no more than 60 days, and a dollar-weighted average portfolio maturity as determined without exceptions regarding certain interest rate adjustments under Rule 2a-7 of no more than 120 days. Each investment must be determined to present minimal credit risks by the Adviser pursuant to guidelines approved by the Board, and must be an Eligible Security.
In selecting securities for the Fund’s portfolio, the portfolio managers focus on securities that offer safety, liquidity, and a competitive yield. The Adviser conducts a credit analysis of each potential issuer prior to the purchase of its securities.
The portfolio managers normally hold portfolio securities to maturity, but may sell a security when they deem it advisable, such as when market or credit factors materially change.
The Fund may, from time to time, take temporary defensive positions by holding cash, shortening the Fund’s dollar-weighted average portfolio maturity or investing in other securities that are Eligible Securities for purchase by money market funds as described in the Fund’s Statement of Additional Information (SAI), in anticipation of or in response to adverse market, economic, political or other conditions. If the Fund’s portfolio managers do so, different factors could affect the Fund’s performance and the Fund may not achieve its investment objective.
The Fund’s investments in the types of securities and other investments described in this prospectus vary from time to time, and, at any time, the Fund may not be invested in all of the types of securities and other investments described in this prospectus. The Fund may also invest in securities and other investments not described in this prospectus.
For more information, see “Description of the Funds and Their Investments and Risks” in the Fund’s SAI.
Risks
The principal risks of investing in the Fund are:
Debt Securities Risk. The prices of debt securities held by the Fund will be affected by changes in interest rates, the creditworthiness of the issuer and other factors. An increase in prevailing interest rates typically causes the value of existing debt securities to fall and often has a greater impact on longer-duration debt securities and higher quality debt securities. Falling interest rates will cause the Fund to reinvest the proceeds of debt securities that have been repaid by the issuer at lower interest rates. Falling interest rates may also reduce the Fund’s distributable income because interest payments on floating rate debt instruments held by the Fund will decline. The Fund could lose money on investments in debt securities if the issuer or borrower fails to meet its obligations to make interest payments and/or to repay principal in a timely manner. If an issuer seeks to restructure the terms of its borrowings or the Fund is required to seek recovery upon a default in the payment of interest or the repayment of principal, the Fund may incur additional expenses. Changes in an issuer’s financial strength, the market’s perception of such strength or in the credit rating of the issuer or the security may affect the value of debt securities. The Adviser’s credit analysis may fail to anticipate such changes, which could result in buying a debt security at an inopportune time or failing to sell a debt security in advance of a price decline or other credit event.
Liquidity Risk. The Fund may be unable to sell illiquid investments at the time or price it desires and, as a result, could lose its entire investment in such investments. An investment may be illiquid due to a lack of trading volume in the investment or if the investment is privately placed and not traded in any public market or is otherwise restricted from trading. Certain restricted securities require special registration and pose valuation difficulties. Liquid securities can become illiquid during periods of market stress. If a significant amount of the Fund’s securities become illiquid, the Fund may not be able to timely pay redemption proceeds and may need to sell securities at significantly reduced prices.
Management Risk. The Fund is actively managed and depends heavily on the Adviser’s judgment about markets, interest rates or the attractiveness, relative values, liquidity, or potential appreciation of particular investments made for the Fund’s portfolio. The Fund could experience losses if these judgments prove to be incorrect. There can be no guarantee that the Adviser’s investment techniques or investment decisions will produce the desired results. Additionally, legislative, regulatory, or tax developments may affect the investments or investment strategies available to the investment manager in connection with managing the Fund, which may also adversely affect the ability of the Fund to achieve its investment objective.
Market Risk. The market values of the Fund’s investments, and therefore the value of the Fund’s shares, will go up and down, sometimes rapidly or unpredictably. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole. The value of the Fund’s investments may go up or down due to general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, or adverse investor sentiment generally. The value of the Fund’s investments may also go up or down due to factors that affect an individual issuer or a particular industry or sector, such as changes in production costs and competitive conditions within an industry. Individual stock prices tend to go up and down more dramatically than those of certain other types of investments, such as bonds. During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by the Fund will rise in value.
Money Market Fund Risk. Although the Fund seeks to preserve the value of your investment at $1.00 per share, you may lose money by investing in the Fund. The share price of money market funds can fall below the $1.00 share price. You should not rely on or expect the Fund’s adviser
16                                  Short-Term Investment Trust

or its affiliates to enter into support agreements or take other actions to maintain the Fund’s $1.00 share price. The credit quality of the Fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the Fund’s share price. The Fund’s share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. To the extent the Fund holds cash or cash equivalents rather than securities in which it primarily invests or uses to manage risk, the Fund may not achieve its investment objectives and may underperform. Furthermore, amendments to money market fund regulations could impact the Fund’s operations and possibly negatively impact its return.
Repurchase Agreement Risk. If the seller of a repurchase agreement defaults or otherwise does not fulfill its obligations, the Fund may incur delays and losses arising from selling the underlying securities, enforcing its rights, or declining collateral value.
U.S. Government Obligations Risk. Obligations of U.S. Government agencies and authorities receive varying levels of support and may not be backed by the full faith and credit of the U.S. Government, which could affect the Fund’s ability to recover should they default. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so.
Yield Risk. The Fund’s yield will vary as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in other securities. When interest rates are very low, the Fund’s expenses could absorb all or a portion of the Fund’s income and yield. Additionally, inflation may outpace and diminish investment returns over time.
Government & Agency Portfolio
Objective(s) and Strategies
The Fund’s investment objective is to provide current income consistent with preservation of capital and liquidity. The Fund’s investment objective may be changed by the Board without shareholder approval.
The Fund invests at least 99.5% of its total assets in cash, Government Securities, and repurchase agreements collateralized by cash or Government Securities. Government Security generally means any security issued or guaranteed as to principal or interest by the U.S. Government or certain of its agencies or instrumentalities; or any certificate of deposit for any of the foregoing. The Fund considers repurchase agreements with the Federal Reserve Bank of New York to be U.S. Government securities for purposes of the Fund’s investment policies.
The Fund will limit investments to those securities that are Eligible Securities as defined by applicable regulations at the time of purchase.
The Fund is a Government Money Market Fund as defined by Rule 2a-7. As permitted by Rule 2a-7, the Fund seeks to maintain a stable price of $1.00 per share by using the amortized cost method to value portfolio securities and rounding the share value to the nearest cent. The Fund invests in conformity with SEC rules and regulation requirements for money market funds for the quality, maturity, diversification and liquidity of investments. The Fund invests only in U.S. dollar denominated securities maturing within 397 days of the date of purchase, with certain exceptions permitted by applicable regulations. The Fund maintains a dollar-weighted average portfolio maturity of no more than 60 days, and a dollar-weighted average portfolio maturity as determined without exceptions regarding certain interest rate adjustments under Rule 2a-7 of no more than 120 days. Each investment must be determined to present minimal credit risks by the Adviser pursuant to guidelines approved by the Board, and must be an Eligible Security.
In selecting securities for the Fund’s portfolio, the portfolio managers focus on securities that offer safety, liquidity, and a competitive yield. The Adviser conducts a credit analysis of each potential issuer prior to the purchase of its securities.
The portfolio managers normally hold portfolio securities to maturity, but may sell a security when they deem it advisable, such as when market or credit factors materially change.
The Fund may, from time to time, take temporary defensive positions by holding cash, shortening the Fund’s dollar-weighted average portfolio maturity or investing in other securities that are Eligible Securities for purchase by money market funds as described in the Fund’s Statement of Additional Information (SAI), in anticipation of or in response to adverse market, economic, political or other conditions. If the Fund’s portfolio managers do so, different factors could affect the Fund’s performance and the Fund may not achieve its investment objective.
The Fund’s investments in the types of securities and other investments described in this prospectus vary from time to time, and, at any time, the Fund may not be invested in all of the types of securities and other investments described in this prospectus. The Fund may also invest in securities and other investments not described in this prospectus.
For more information, see “Description of the Funds and Their Investments and Risks” in the Fund’s SAI.
Risks
The principal risks of investing in the Fund are:
Debt Securities Risk. The prices of debt securities held by the Fund will be affected by changes in interest rates, the creditworthiness of the issuer and other factors. An increase in prevailing interest rates typically causes the value of existing debt securities to fall and often has a greater impact on longer-duration debt securities and higher quality debt securities. Falling interest rates will cause the Fund to reinvest the proceeds of debt securities that have been repaid by the issuer at lower interest rates. Falling interest rates may also reduce the Fund’s distributable income because interest payments on floating rate debt instruments held by the Fund will decline. The Fund could lose money on investments in debt securities if the issuer or borrower fails to meet its obligations to make interest payments and/or to repay principal in a timely manner. If an issuer seeks to restructure the terms of its borrowings or the Fund is required to seek recovery upon a default in the payment of interest or the repayment of principal, the Fund may incur additional expenses. Changes in an issuer’s financial strength, the market’s perception of such strength or in the credit rating of the issuer or the security may affect the value of debt securities. The Adviser’s credit analysis may fail to anticipate such changes, which could result in buying a debt security at an inopportune time or failing to sell a debt security in advance of a price decline or other credit event.
Liquidity Risk. The Fund may be unable to sell illiquid investments at the time or price it desires and, as a result, could lose its entire investment in such investments. An investment may be illiquid due to a lack of trading volume in the investment or if the investment is privately placed and not traded in any public market or is otherwise restricted from trading. Certain restricted securities require special registration and pose valuation difficulties. Liquid securities can become illiquid during periods of market stress. If a significant amount of the Fund’s securities become illiquid, the Fund may not be able to timely pay redemption proceeds and may need to sell securities at significantly reduced prices.
Management Risk. The Fund is actively managed and depends heavily on the Adviser’s judgment about markets, interest rates or the attractiveness, relative values, liquidity, or potential appreciation of particular investments made for the Fund’s portfolio. The Fund could experience losses if these judgments prove to be incorrect. There can be no guarantee that the Adviser’s investment techniques or investment decisions will produce the desired results. Additionally, legislative, regulatory, or tax developments may affect the investments or investment strategies available to the investment manager in connection with managing the Fund, which may also adversely affect the ability of the Fund to achieve its investment objective.
Market Risk. The market values of the Fund’s investments, and therefore the value of the Fund’s shares, will go up and down, sometimes rapidly or unpredictably. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole. The value of the Fund’s investments may go up or down due to general market
17                                  Short-Term Investment Trust

conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, or adverse investor sentiment generally. The value of the Fund’s investments may also go up or down due to factors that affect an individual issuer or a particular industry or sector, such as changes in production costs and competitive conditions within an industry. Individual stock prices tend to go up and down more dramatically than those of certain other types of investments, such as bonds. During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by the Fund will rise in value.
Money Market Fund Risk. Although the Fund seeks to preserve the value of your investment at $1.00 per share, you may lose money by investing in the Fund. The share price of money market funds can fall below the $1.00 share price. You should not rely on or expect the Fund’s adviser or its affiliates to enter into support agreements or take other actions to maintain the Fund’s $1.00 share price. The credit quality of the Fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the Fund’s share price. The Fund’s share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. To the extent the Fund holds cash or cash equivalents rather than securities in which it primarily invests or uses to manage risk, the Fund may not achieve its investment objectives and may underperform. Furthermore, amendments to money market fund regulations could impact the Fund’s operations and possibly negatively impact its return.
Repurchase Agreement Risk. If the seller of a repurchase agreement defaults or otherwise does not fulfill its obligations, the Fund may incur delays and losses arising from selling the underlying securities, enforcing its rights, or declining collateral value.
U.S. Government Obligations Risk. Obligations of U.S. Government agencies and authorities receive varying levels of support and may not be backed by the full faith and credit of the U.S. Government, which could affect the Fund’s ability to recover should they default. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so.
Yield Risk. The Fund’s yield will vary as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in other securities. When interest rates are very low, the Fund’s expenses could absorb all or a portion of the Fund’s income and yield. Additionally, inflation may outpace and diminish investment returns over time.
Government TaxAdvantage Portfolio
Objective(s) and Strategies
The Fund’s investment objective is to provide current income consistent with preservation of capital and liquidity. The Fund’s investment objective may be changed by the Board without shareholder approval.
The Fund invests at least 99.5% of its total assets in cash and Government Securities. Government Security generally means any security issued or guaranteed as to principal or interest by the U.S. Government or certain of its agencies or instrumentalities; or any certificate of deposit for any of the foregoing. At the present time, the Fund has no current intention to invest in securities other than direct obligations of the U.S. Treasury and Agency Securities.
The Fund will limit investments to those securities that are Eligible Securities as defined by applicable regulations at the time of purchase.
The Fund also seeks to distribute dividends that are exempt from state and local taxation in many states.
The Fund is a Government Money Market Fund, as defined by Rule 2a-7. As permitted by Rule 2a-7, the Fund seeks to maintain a stable price of $1.00 per share by using the amortized cost method to value portfolio securities and rounding the share value to the nearest cent. The Fund invests in conformity with SEC rules and regulation requirements for money market funds for the quality, maturity, diversification and liquidity of investments. The Fund invests only in U.S. dollar denominated securities maturing within 397 days of the date of purchase, with certain exceptions permitted by applicable regulations. The Fund maintains a dollar-weighted average portfolio maturity of no more than 60 days, and a dollar-weighted average portfolio maturity as determined without exceptions regarding certain interest rate adjustments under Rule 2a-7 of no more than 120 days. Each investment must be determined to present minimal credit risks by the Adviser pursuant to guidelines approved by the Board, and must be an Eligible Security.
In selecting securities for the Fund’s portfolio, the portfolio managers focus on securities that offer safety, liquidity, and a competitive yield. The Adviser conducts a credit analysis of each potential issuer prior to the purchase of its securities.
The portfolio managers normally hold portfolio securities to maturity, but may sell a security when they deem it advisable, such as when market or credit factors materially change.
The Fund may, from time to time, take temporary defensive positions by holding cash, shortening the Fund’s dollar-weighted average portfolio maturity or investing in other securities that are Eligible Securities for purchase by money market funds as described in the Fund’s Statement of Additional Information (SAI), in anticipation of or in response to adverse market, economic, political or other conditions. If the Fund’s portfolio managers do so, different factors could affect the Fund’s performance and the Fund may not achieve its investment objective.
The Fund’s investments in the types of securities and other investments described in this prospectus vary from time to time, and, at any time, the Fund may not be invested in all of the types of securities and other investments described in this prospectus. The Fund may also invest in securities and other investments not described in this prospectus.
For more information, see “Description of the Funds and Their Investments and Risks” in the Fund’s SAI.
Risks
The principal risks of investing in the Fund are:
Debt Securities Risk. The prices of debt securities held by the Fund will be affected by changes in interest rates, the creditworthiness of the issuer and other factors. An increase in prevailing interest rates typically causes the value of existing debt securities to fall and often has a greater impact on longer-duration debt securities and higher quality debt securities. Falling interest rates will cause the Fund to reinvest the proceeds of debt securities that have been repaid by the issuer at lower interest rates. Falling interest rates may also reduce the Fund’s distributable income because interest payments on floating rate debt instruments held by the Fund will decline. The Fund could lose money on investments in debt securities if the issuer or borrower fails to meet its obligations to make interest payments and/or to repay principal in a timely manner. If an issuer seeks to restructure the terms of its borrowings or the Fund is required to seek recovery upon a default in the payment of interest or the repayment of principal, the Fund may incur additional expenses. Changes in an issuer’s financial strength, the market’s perception of such strength or in the credit rating of the issuer or the security may affect the value of debt securities. The Adviser’s credit analysis may fail to anticipate such changes, which could result in buying a debt security at an inopportune time or failing to sell a debt security in advance of a price decline or other credit event.
Liquidity Risk. The Fund may be unable to sell illiquid investments at the time or price it desires and, as a result, could lose its entire investment in such investments. An investment may be illiquid due to a lack of trading volume in the investment or if the investment is privately placed and not traded in any public market or is otherwise restricted from trading. Certain restricted securities require special registration and pose valuation difficulties. Liquid securities can become illiquid during periods of market stress. If a significant amount of the Fund’s securities become illiquid, the
18                                  Short-Term Investment Trust

Fund may not be able to timely pay redemption proceeds and may need to sell securities at significantly reduced prices.
Management Risk. The Fund is actively managed and depends heavily on the Adviser’s judgment about markets, interest rates or the attractiveness, relative values, liquidity, or potential appreciation of particular investments made for the Fund’s portfolio. The Fund could experience losses if these judgments prove to be incorrect. There can be no guarantee that the Adviser’s investment techniques or investment decisions will produce the desired results. Additionally, legislative, regulatory, or tax developments may affect the investments or investment strategies available to the investment manager in connection with managing the Fund, which may also adversely affect the ability of the Fund to achieve its investment objective.
Market Risk. The market values of the Fund’s investments, and therefore the value of the Fund’s shares, will go up and down, sometimes rapidly or unpredictably. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole. The value of the Fund’s investments may go up or down due to general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, or adverse investor sentiment generally. The value of the Fund’s investments may also go up or down due to factors that affect an individual issuer or a particular industry or sector, such as changes in production costs and competitive conditions within an industry. Individual stock prices tend to go up and down more dramatically than those of certain other types of investments, such as bonds. During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by the Fund will rise in value.
Money Market Fund Risk. Although the Fund seeks to preserve the value of your investment at $1.00 per share, you may lose money by investing in the Fund. The share price of money market funds can fall below the $1.00 share price. You should not rely on or expect the Fund’s adviser or its affiliates to enter into support agreements or take other actions to maintain the Fund’s $1.00 share price. The credit quality of the Fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the Fund’s share price. The Fund’s share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. To the extent the Fund holds cash or cash equivalents rather than securities in which it primarily invests or uses to manage risk, the Fund may not achieve its investment objectives and may underperform. Furthermore, amendments to money market fund regulations could impact the Fund’s operations and possibly negatively impact its return.
U.S. Government Obligations Risk. Obligations of U.S. Government agencies and authorities receive varying levels of support and may not be backed by the full faith and credit of the U.S. Government, which could affect the Fund’s ability to recover should they default. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so.
Yield Risk. The Fund’s yield will vary as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in other securities. When interest rates are very low, the Fund’s expenses could absorb all or a portion of the Fund’s income and yield. Additionally, inflation may outpace and diminish investment returns over time.
Tax-Free Cash Reserve Portfolio
Objective(s) and Strategies
The Fund’s investment objective is to provide tax-exempt income consistent with preservation of capital and liquidity. The Fund’s investment objective may be changed by the Board without shareholder approval.
The Fund invests under normal circumstances at least 80% of its net assets (plus any borrowings for investment purposes) in debt securities that
(i) pay interest that is excluded from gross income for federal income tax purposes, and (ii) do not produce income that will be considered to be an item of preference for purposes of the alternative minimum tax. While the Fund’s distributions are primarily exempt from federal income tax, a portion of the Fund’s distributions may be subject to the federal alternative minimum tax and state and local taxes.
In complying with the 80% investment requirement, the Fund may include other instruments that have economic characteristics similar to the Fund's direct investments that are counted toward the 80% investment requirement.
The Fund will limit investments to those securities that are Eligible Securities as defined by applicable regulations at the time of purchase.
The Fund invests primarily in high quality U.S. dollar-denominated short-term debt obligations, including: (i) municipal securities; (ii) tax-exempt commercial paper; and (iii) cash equivalents. These securities may have credit and liquidity enhancements provided by banks, insurance companies or other financial institutions. Municipal securities include debt obligations of states, territories and possessions of the United States and the District of Columbia, their political subdivisions, agencies and instrumentalities, authorities thereof, and multi-state agencies, issued to obtain funds for various public purposes. Municipal lease obligations, synthetic municipal securities and certain types of industrial revenue bonds are treated as municipal securities. Synthetic municipal securities include variable rate instruments, which are created when fixed rate bonds are coupled with a third party demand feature.
Other securities held by the Fund may be structured with demand features which have the effect of shortening the security’s maturity.
As permitted by Rule 2a-7, the Fund seeks to maintain a stable price of $1.00 per share by using the amortized cost method to value portfolio securities and rounding the share value to the nearest cent. The Fund invests in conformity with SEC rules and regulation requirements for money market funds for the quality, maturity, diversification and liquidity of investments. The Fund invests only in U.S. dollar denominated securities maturing within 397 days of the date of purchase, with certain exceptions permitted by applicable regulations. The Fund maintains a dollar-weighted average portfolio maturity of no more than 60 days, and a dollar-weighted average portfolio maturity as determined without exceptions regarding certain interest rate adjustments under Rule 2a-7 of no more than 120 days. Each investment must be determined to present minimal credit risks by the Adviser pursuant to guidelines approved by the Board, and must be an Eligible Security.
The Fund may invest in U.S. dollar-denominated foreign securities. Some of the Fund’s investments, although U.S. dollar-denominated, may be subject to foreign credit exposure.
The Fund may also invest in daily and weekly variable-rate demand notes.
In selecting securities for the Fund’s portfolio, the portfolio managers focus on securities that offer safety, liquidity, and a competitive yield. The Adviser conducts a credit analysis of each potential issuer prior to the purchase of its securities.
The portfolio managers normally hold portfolio securities to maturity, but may sell a security when they deem it advisable, such as when market or credit factors materially change.
The Fund may, from time to time, take temporary defensive positions by holding cash, shortening the Fund’s dollar-weighted average portfolio maturity or investing in other securities that are Eligible Securities for purchase by money market funds as described in the Fund’s Statement of Additional Information (SAI), in anticipation of or in response to adverse market, economic, political or other conditions. If the Fund’s portfolio managers do so, different factors could affect the Fund’s performance and the Fund may not achieve its investment objective.
The Fund’s investments in the types of securities and other investments described in this prospectus vary from time to time, and, at any time, the Fund may not be invested in all of the types of securities and other
19                                  Short-Term Investment Trust

investments described in this prospectus. The Fund may also invest in securities and other investments not described in this prospectus.
For more information, see “Description of the Funds and Their Investments and Risks” in the Fund’s SAI.
Risks
The principal risks of investing in the Fund are:
Banking and Financial Services Industry Focus Risk. From time to time, the Fund may invest more than 25% of its assets in unsecured bank instruments, including but not limited to certificates of deposit and time deposits, or securities that may have guarantees or credit and liquidity enhancements provided by banks, insurance companies or other financial institutions. To the extent the Fund focuses its investments in these instruments or securities, the Fund’s performance will depend on the overall condition of those industries and the individual banks and financial institutions in which the Fund invests (directly or indirectly). Financial services companies may be dependent on the supply of short-term financing. The value of bank instruments and securities of issuers in the banking and financial services industry, or guaranteed by such issuers, can be affected by and sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad. The risk of holding bank instruments is also directly tied to the risk of insolvency or bankruptcy of the issuing banks, which risk may be higher for larger or more complex financial institutions that combine traditional, commercial and investment banking.
Debt Securities Risk. The prices of debt securities held by the Fund will be affected by changes in interest rates, the creditworthiness of the issuer and other factors. An increase in prevailing interest rates typically causes the value of existing debt securities to fall and often has a greater impact on longer-duration debt securities and higher quality debt securities. Falling interest rates will cause the Fund to reinvest the proceeds of debt securities that have been repaid by the issuer at lower interest rates. Falling interest rates may also reduce the Fund’s distributable income because interest payments on floating rate debt instruments held by the Fund will decline. The Fund could lose money on investments in debt securities if the issuer or borrower fails to meet its obligations to make interest payments and/or to repay principal in a timely manner. If an issuer seeks to restructure the terms of its borrowings or the Fund is required to seek recovery upon a default in the payment of interest or the repayment of principal, the Fund may incur additional expenses. Changes in an issuer’s financial strength, the market’s perception of such strength or in the credit rating of the issuer or the security may affect the value of debt securities. The Adviser’s credit analysis may fail to anticipate such changes, which could result in buying a debt security at an inopportune time or failing to sell a debt security in advance of a price decline or other credit event.
Foreign Securities and Credit Exposure Risk. U.S. dollar-denominated securities carrying foreign credit exposure may be affected by unfavorable political, economic or governmental developments that could affect payments of principal and interest. Furthermore, the value of the Fund’s foreign investments may be adversely affected by political and social instability in their home countries, by changes in economic or taxation policies in those countries, or by the difficulty in enforcing obligations in those countries. Foreign companies generally may be subject to less stringent regulations than U.S. companies, including financial reporting requirements and auditing and accounting controls. As a result, there generally is less publicly available information about foreign companies than about U.S. companies. Trading in many foreign securities may be less liquid and more volatile than U.S. securities due to the size of the market or other factors.
Liquidity Risk. The Fund may be unable to sell illiquid investments at the time or price it desires and, as a result, could lose its entire investment in such investments. An investment may be illiquid due to a lack of trading volume in the investment or if the investment is privately placed and not traded in any public market or is otherwise restricted from trading. Certain restricted securities require special registration and pose valuation difficulties. Liquid securities can become illiquid during periods of market stress. If a significant amount of the Fund’s securities become illiquid, the Fund may not be able to timely pay redemption proceeds and may need to sell securities at significantly reduced prices.
Management Risk. The Fund is actively managed and depends heavily on the Adviser’s judgment about markets, interest rates or the attractiveness, relative values, liquidity, or potential appreciation of particular investments made for the Fund’s portfolio. The Fund could experience losses if these judgments prove to be incorrect. There can be no guarantee that the Adviser’s investment techniques or investment decisions will produce the desired results. Additionally, legislative, regulatory, or tax developments may affect the investments or investment strategies available to the investment manager in connection with managing the Fund, which may also adversely affect the ability of the Fund to achieve its investment objective.
Market Risk. The market values of the Fund’s investments, and therefore the value of the Fund’s shares, will go up and down, sometimes rapidly or unpredictably. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole. The value of the Fund’s investments may go up or down due to general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, or adverse investor sentiment generally. The value of the Fund’s investments may also go up or down due to factors that affect an individual issuer or a particular industry or sector, such as changes in production costs and competitive conditions within an industry. Individual stock prices tend to go up and down more dramatically than those of certain other types of investments, such as bonds. During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by the Fund will rise in value.
Money Market Fund Risk. Although the Fund seeks to preserve the value of your investment at $1.00 per share, you may lose money by investing in the Fund. The share price of money market funds can fall below the $1.00 share price. You should not rely on or expect the Fund’s adviser or its affiliates to enter into support agreements or take other actions to maintain the Fund’s $1.00 share price. The credit quality of the Fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the Fund’s share price. The Fund’s share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. To the extent the Fund holds cash or cash equivalents rather than securities in which it primarily invests or uses to manage risk, the Fund may not achieve its investment objectives and may underperform. Furthermore, amendments to money market fund regulations could impact the Fund’s operations and possibly negatively impact its return.
Municipal Securities Risk. The risk of a municipal obligation generally depends on the financial and credit status of the issuer. Constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives, and the issuer’s regional economic conditions may affect the municipal security’s value, interest payments, repayment of principal and the Fund’s ability to sell the security. Municipal obligations may be more susceptible to downgrades or defaults during recessions or similar periods of economic stress. Municipal securities structured as revenue bonds are generally not backed by the taxing power of the issuing municipality but rather the revenue from the particular project or entity for which the bonds were issued. If the Internal Revenue Service determines that an issuer of a municipal security has not complied with applicable tax requirements, interest from the security could be treated as taxable, which could result in a decline in the security’s value. In addition, there could be changes in applicable tax laws or tax treatments that reduce or eliminate the current federal income tax exemption on municipal securities or
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otherwise adversely affect the current federal or state tax status of municipal securities.
U.S. Government Obligations Risk. Obligations of U.S. Government agencies and authorities receive varying levels of support and may not be backed by the full faith and credit of the U.S. Government, which could affect the Fund’s ability to recover should they default. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so.
Variable-Rate Demand Notes Risk. The absence of an active secondary market for certain variable and floating rate notes could make it difficult to dispose of these instruments, and a portfolio could suffer a loss if the issuer defaults during periods in which a portfolio is not entitled to exercise its demand rights.
Yield Risk. The Fund’s yield will vary as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in other securities. When interest rates are very low, the Fund’s expenses could absorb all or a portion of the Fund’s income and yield. Additionally, inflation may outpace and diminish investment returns over time.
Portfolio Holdings
Information concerning the Funds' portfolio holdings as well as their dollar-weighted average portfolio maturity and dollar-weighted average life to maturity as of the last business day of the preceding month will be posted on their Web site no later than five business days after the end of the month and remain posted on the Web site for six months thereafter.
A description of Fund policies and procedures with respect to the disclosure of Fund portfolio holdings is available in the SAI, which is available at www.invesco.com/us.

Fund Management

The Adviser(s)
Invesco serves as each Fund’s investment adviser. The Adviser manages the investment operations of each Fund as well as other investment portfolios that encompass a broad range of investment objectives, and has agreed to perform or arrange for the performance of each Fund’s day-to-day management. The Adviser is located at 1555 Peachtree Street, N.E., Atlanta, Georgia 30309. The Adviser, as successor in interest to multiple investment advisers, has been an investment adviser since 1976.
Adviser Compensation
During the fiscal year ended August 31, 2015, the Adviser received compensation of 0.12% of Liquid Assets Portfolio’s average daily net assets, after fee waiver and/or expense reimbursement.
During the fiscal year ended August 31, 2015, the Adviser received compensation of 0.03% of STIC Prime Portfolio’s average daily net assets, after fee waiver and/or expense reimbursement.
During the fiscal year ended August 31, 2015, the Adviser received compensation of 0.04% of Treasury Portfolio’s average daily net assets, after fee waiver and/or expense reimbursement.
During the fiscal year ended August 31, 2015, the Adviser received compensation of 0.05% of Government & Agency Portfolio’s average daily net assets, after fee waiver and/or expense reimbursement.
During the fiscal year ended August 31, 2015, the Adviser did not receive any compensation from Government TaxAdvantage Portfolio, after fee waiver and/or expense reimbursement.
During the fiscal year ended August 31, 2015, the Adviser did not receive any compensation from Tax-Free Cash Reserve Portfolio, after fee waiver and/or expense reimbursement.
The Adviser, Invesco Distributors, or one of their affiliates may, from time to time, at their expense out of their own financial resources make cash payments to financial intermediaries for marketing support and/or administrative support. These marketing support payments and administrative support payments are in addition to the payments by the
Funds described in this prospectus. Because they are not paid by the Funds, these marketing support payments and administrative support payments will not change the price paid by investors for the purchase of the Funds’ shares or the amount that a Fund will receive as proceeds from such sales. In certain cases these cash payments could be significant to the financial intermediaries. These cash payments may also create an incentive for a financial intermediary to recommend or sell shares of the Funds to its customers. Please contact your financial intermediary for details about any payments they or their firm may receive in connection with the sale of shares of the Funds or the provision of services to the Funds. Also, please see the Funds’ SAI for more information about these types of payments.
A discussion regarding the basis for the Board’s approval of the investment advisory agreement and investment sub-advisory agreements of each Fund is available in each Fund’s most recent annual report to shareholders for the twelve-month period ended August 31.

Other Information

Dividends and Distributions
Liquid Assets Portfolio expects, based on its investment objective and strategies, that its dividends and distributions, if any, will consist primarily of ordinary income.
STIC Prime Portfolio expects, based on its investment objective and strategies, that its dividends and distributions, if any, will consist primarily of ordinary income.
Treasury Portfolio expects, based on its investment objective and strategies, that its dividends and distributions, if any, will consist primarily of ordinary income.
Government & Agency Portfolio expects, based on its investment objective and strategies, that its dividends and distributions, if any, will consist primarily of ordinary income.
Government TaxAdvantage Portfolio expects, based on its investment objective and strategies, that its dividends and distributions, if any, will consist primarily of ordinary income.
Tax-Free Cash Reserve Portfolio expects, based on its investment objective and strategies, that its dividends and distributions, if any, will consist primarily of tax-exempt income.
Dividends
Liquid Assets Portfolio generally declares dividends, if any, daily and pays them monthly.
STIC Prime Portfolio generally declares dividends, if any, daily and pays them monthly.
Treasury Portfolio generally declares dividends, if any, daily and pays them monthly.
Government & Agency Portfolio generally declares dividends, if any, daily and pays them monthly.
Government TaxAdvantage Portfolio generally declares dividends, if any, daily and pays them monthly.
Tax-Free Cash Reserve Portfolio generally declares dividends, if any, daily and pays them monthly.
Dividends are paid on settled shares of the Liquid Assets Portfolio, Treasury Portfolio, Government & Agency Portfolio and STIC Prime Portfolio as of 5:30 p.m. Eastern Time, and of the Government TaxAdvantage Portfolio and Tax-Free Cash Reserve Portfolio as of 3:30 p.m. Eastern Time (“Settlement Time”). If a Fund closes early on a business day, such Fund will pay dividends on settled shares at such earlier closing time. Generally, shareholders whose purchase orders have been accepted by the Funds prior to the respective Fund’s Settlement Time, or an earlier close time on any day that a Fund closes early, are eligible to receive dividends on that business day. The dividend declared on any day preceding a non-business day or days of a Fund will include the net income accrued on such non-business day or days. Dividends and distributions are reinvested in the form of additional full and fractional shares at net asset value unless the
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shareholder has elected to have such dividends and distributions paid in cash. See “Pricing of Shares – Timing of Orders” for a description of the Fund’s business days.
Capital Gains Distributions
Liquid Assets Portfolio generally distributes net realized capital gains (including net short-term capital gains), if any, at least annually. The Fund does not expect to realize any long-term capital gains and losses.
STIC Prime Portfolio generally distributes net realized capital gains (including net short-term capital gains), if any, at least annually. The Fund does not expect to realize any long-term capital gains and losses.
Treasury Portfolio generally distributes net realized capital gains (including net short-term capital gains), if any, at least annually. The Fund does not expect to realize any long-term capital gains and losses.
Government & Agency Portfolio generally distributes net realized capital gains (including net short-term capital gains), if any, at least annually. The Fund does not expect to realize any long-term capital gains and losses.
Government TaxAdvantage Portfolio generally distributes net realized capital gains (including net short-term capital gains), if any, at least annually. The Fund does not expect to realize any long-term capital gains and losses.
Tax-Free Cash Reserve Portfolio generally distributes net realized capital gains (including net short-term capital gains), if any, at least annually. The Fund does not expect to realize any long-term capital gains and losses.
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Financial Highlights
The financial highlights table is intended to help you understand each Fund’s financial performance of the Private Investment Class shares. Certain information reflects financial results for a single Fund share.
The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions).
This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with a Fund’s financial statements, is included in each Fund’s annual report, which is available upon request.
Private Investment Class
	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income to average net assets
Liquid Assets Portfolio
Year ended 08/31/15	$1.00	$0.00	$ 0.00	$0.00	$(0.00)	$ —	$(0.00)	$1.00	0.01%	$283,476	0.21% (c)	0.67% (c)	0.01% (c)
Year ended 08/31/14	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.02	345,211	0.19	0.67	0.02
Year ended 08/31/13	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.02	370,059	0.24	0.67	0.02
Year ended 08/31/12	1.00	0.00	(0.00)	0.00	(0.00)	—	(0.00)	1.00	0.02	372,458	0.27	0.68	0.02
Year ended 08/31/11	1.00	0.00	(0.00)	0.00	(0.00)	—	(0.00)	1.00	0.02	501,630	0.28	0.67	0.01

STIC Prime Portfolio
Year ended 08/31/15	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.04	162,216	0.07 (c)	0.69 (c)	0.10 (c)
Year ended 08/31/14	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.08	152,133	0.06	0.69	0.08
Year ended 08/31/13	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.06	166,612	0.12	0.69	0.07
Year ended 08/31/12	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.07	159,750	0.15	0.70	0.05
Year ended 08/31/11	1.00	0.00	—	0.00	(0.00)	—	(0.00)	1.00	0.02	267,621	0.22	0.69	0.02

Treasury Portfolio
Year ended 08/31/15	1.00	0.00	(0.00)	0.00	(0.00)	—	(0.00)	1.00	0.01	461,131	0.06 (c)	0.67 (c)	0.02 (c)
Year ended 08/31/14	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.01	524,576	0.04	0.67	0.02
Year ended 08/31/13	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.02	583,020	0.09	0.68	0.02
Year ended 08/31/12	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.03	808,131	0.08	0.68	0.02
Year ended 08/31/11	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.02	845,022	0.12	0.68	0.02

Government & Agency Portfolio
Year ended 08/31/15	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.02	422,564	0.08 (c)	0.63 (c)	0.02 (c)
Year ended 08/31/14	1.00	0.00	—	0.00	(0.00)	—	(0.00)	1.00	0.02	347,046	0.06	0.63	0.02
Year ended 08/31/13	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.03	358,383	0.11	0.64	0.02
Year ended 08/31/12	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.02	382,019	0.10	0.63	0.03
Year ended 08/31/11	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.02	549,857	0.15	0.63	0.02

Government TaxAdvantage Portfolio
Year ended 08/31/15	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.02	5,984	0.00 (c)	0.83 (c)	0.08 (c)
Year ended 08/31/14	1.00	0.00	(0.00)	0.00	(0.00)	—	(0.00)	1.00	0.04	15,580	0.02	0.79	0.03
Year ended 08/31/13	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.03	20,036	0.06	0.70	0.03
Year ended 08/31/12	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.03	38,426	0.07	0.72	0.02
Year ended 08/31/11	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.03	47,638	0.11	0.76	0.03

Tax-Free Cash Reserve Portfolio
Year ended 08/31/15	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.01	30,469	0.03 (c)	0.81 (c)	0.04 (c)
Year ended 08/31/14	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.05	34,276	0.04	0.80	0.04
Year ended 08/31/13	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.06	52,446	0.10	0.80	0.06
Year ended 08/31/12	1.00	0.00	—	0.00	(0.00)	—	(0.00)	1.00	0.06	95,843	0.13	0.80	0.06
Year ended 08/31/11	1.00	0.00	(0.00)	0.00	(0.00)	—	(0.00)	1.00	0.02	98,842	0.26	0.79	0.03

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(c)	Ratios are based on average daily net assets (000’s omitted) of $312,696, $149,195, $493,593, $382,448, $10,743 and $30,870 for Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio, Government TaxAdvantage Portfolio and Tax-Free Cash Reserve Portfolio, respectively.
23                                  Short-Term Investment Trust

Hypothetical Investment and Expense Information

In connection with the final settlement reached between Invesco and certain of its affiliates with certain regulators, including the New York Attorney General’s Office, the SEC and the Colorado Attorney General’s Office (the settlement) arising out of certain market timing and unfair pricing allegations made against Invesco and certain of its affiliates, Invesco and certain of its affiliates agreed, among other things, to disclose certain hypothetical information regarding investment and expense information to Fund shareholders. The chart below is intended to reflect the annual and cumulative impact of the Fund’s expenses, including investment advisory fees and other Fund costs, on the Fund’s returns over a 10-year period. The example reflects the following:
■	You invest $10,000 in the Fund and hold it for the entire 10-year period;
■	Your investment has a 5% return before expenses each year; and
■	Each Portfolio’s current annual expense ratio includes any applicable contractual fee waiver or expense reimbursement for the period committed.
There is no assurance that the annual expense ratio will be the expense ratio for the Funds’ classes for any of the years shown. This is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios; your actual returns and expenses are likely to differ (higher or lower) from those shown below.
Liquid Assets Portfolio — Private Investment Class	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	0.44%	0.67%	0.67%	0.67%	0.67%	0.67%	0.67%	0.67%	0.67%	0.67%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	4.56%	9.09%	13.81%	18.74%	23.88%	29.24%	34.84%	40.68%	46.77%	53.13%
End of Year Balance	$10,456.00	$10,908.74	$11,381.09	$11,873.89	$12,388.03	$12,924.44	$13,484.06	$14,067.92	$14,677.07	$15,312.58
Estimated Annual Expenses	$ 45.00	$ 71.57	$ 74.67	$ 77.90	$ 81.28	$ 84.80	$ 88.47	$ 92.30	$ 96.30	$ 100.47

STIC Prime Portfolio — Private Investment Class	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	0.44%	0.69%	0.69%	0.69%	0.69%	0.69%	0.69%	0.69%	0.69%	0.69%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	4.56%	9.07%	13.77%	18.67%	23.79%	29.12%	34.69%	40.49%	46.55%	52.86%
End of Year Balance	$10,456.00	$10,906.65	$11,376.73	$11,867.07	$12,378.54	$12,912.05	$13,468.56	$14,049.06	$14,654.57	$15,286.18
Estimated Annual Expenses	$ 45.00	$ 73.70	$ 76.88	$ 80.19	$ 83.65	$ 87.25	$ 91.01	$ 94.94	$ 99.03	$ 103.30

Treasury Portfolio — Private Investment Class	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	0.44%	0.67%	0.67%	0.67%	0.67%	0.67%	0.67%	0.67%	0.67%	0.67%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	4.56%	9.09%	13.81%	18.74%	23.88%	29.24%	34.84%	40.68%	46.77%	53.13%
End of Year Balance	$10,456.00	$10,908.74	$11,381.09	$11,873.89	$12,388.03	$12,924.44	$13,484.06	$14,067.92	$14,677.07	$15,312.58
Estimated Annual Expenses	$ 45.00	$ 71.57	$ 74.67	$ 77.90	$ 81.28	$ 84.80	$ 88.47	$ 92.30	$ 96.30	$ 100.47

Government & Agency Portfolio — Private Investment Class	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	0.43%	0.63%	0.63%	0.63%	0.63%	0.63%	0.63%	0.63%	0.63%	0.63%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	4.57%	9.14%	13.91%	18.89%	24.08%	29.50%	35.16%	41.07%	47.24%	53.67%
End of Year Balance	$10,457.00	$10,913.97	$11,390.91	$11,888.69	$12,408.23	$12,950.47	$13,516.41	$14,107.07	$14,723.55	$15,366.97
Estimated Annual Expenses	$ 43.98	$ 67.32	$ 70.26	$ 73.33	$ 76.54	$ 79.88	$ 83.37	$ 87.01	$ 90.82	$ 94.79

Government TaxAdvantage Portfolio — Private Investment Class	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	0.39%	0.83%	0.83%	0.83%	0.83%	0.83%	0.83%	0.83%	0.83%	0.83%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	4.61%	8.97%	13.52%	18.25%	23.18%	28.32%	33.67%	39.24%	45.05%	51.10%
End of Year Balance	$10,461.00	$10,897.22	$11,351.64	$11,825.00	$12,318.10	$12,831.77	$13,366.85	$13,924.25	$14,504.89	$15,109.75
Estimated Annual Expenses	$ 39.90	$ 88.64	$ 92.33	$ 96.18	$ 100.19	$ 104.37	$ 108.72	$ 113.26	$ 117.98	$ 122.90

Tax-Free Cash Reserve Portfolio — Private Investment Class	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	0.50%	0.81%	0.81%	0.81%	0.81%	0.81%	0.81%	0.81%	0.81%	0.81%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	4.50%	8.88%	13.44%	18.19%	23.15%	28.31%	33.68%	39.28%	45.12%	51.20%
End of Year Balance	$10,450.00	$10,887.86	$11,344.06	$11,819.37	$12,314.60	$12,830.59	$13,368.19	$13,928.31	$14,511.91	$15,119.96
Estimated Annual Expenses	$ 51.13	$ 86.42	$ 90.04	$ 93.81	$ 97.74	$ 101.84	$ 106.11	$ 110.55	$ 115.18	$ 120.01

1	Your actual expenses may be higher or lower than those shown.
24                                  Short-Term Investment Trust

Shareholder Account Information
Each Fund consists of seven classes of shares that share a common investment objective and portfolio of investments. The seven classes differ only with respect to distribution arrangements and any applicable associated Rule 12b-1 fees and expenses.
Distribution and Service (12b-1) Fees
Each Fund has adopted a 12b-1 plan with respect to each class other than the Institutional Class that allows each Fund to pay distribution and service fees to Invesco Distributors, Inc. (the distributor) for the sale and distribution of its shares and fees for services provided to investors. Because each Fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.
Purchasing Shares

Minimum Investments Per Fund Account
The minimum investments for Private Investment Class accounts are as follows:
Class	Initial Investments*	Additional Investments
Private Investment Class	$100,000	No minimum

*	An intermediary may aggregate its master accounts and subaccounts to satisfy the minimum investment requirement.
How to Purchase Shares
Liquid Assets Portfolio, Treasury Portfolio, Government & Agency Portfolio and STIC Prime Portfolio
For Liquid Assets Portfolio, Treasury Portfolio, Government & Agency Portfolio and STIC Prime Portfolio, you may purchase shares using one of the options below. Unless a Fund closes early on a business day, the Funds’ transfer agent will generally accept any purchase order placed until 5:00 p.m. Eastern Time on a business day and may accept a purchase order placed until 5:30 p.m. Eastern Time on a business day. If you wish to place an order between 5:00 p.m. and 5:30 p.m. Eastern Time on a business day, you must place such order by telephone; however, the Funds’ transfer agent reserves the right to reject or limit the amount of orders placed during this time. If a Fund closes early on a business day, the Funds’ transfer agent must receive your purchase order prior to such closing time. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, federal law requires that the Funds verify and record your identifying information.
Government TaxAdvantage Portfolio
You may purchase shares using one of the options below. Unless the Fund closes early on a business day, the Funds’ transfer agent will generally accept any purchase order placed until 3:00 p.m. Eastern Time on a business day and may accept a purchase order placed until 3:30 p.m. Eastern Time on a business day. If you wish to place an order between 3:00 p.m. and 3:30 p.m. Eastern Time on a business day, you must place such order by telephone; however, the Funds’ transfer agent reserves the right to reject or limit the amount of orders placed during this time. If the Fund closes early on a business day, the Funds’ transfer agent must receive your purchase order prior to such closing time. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, federal law requires that the Fund verify and record your identifying information.
Tax-Free Cash Reserve Portfolio
You may purchase shares using one of the options below. Unless the Fund closes early on a business day, the Funds’ transfer agent will generally accept any purchase order placed until 3:00 p.m. Eastern Time on a business day and may accept a purchase order placed until 3:30 p.m. Eastern Time on a business day. If you wish to place an order between 3:00 p.m. and 3:30 p.m. Eastern Time on a business day, you must place such order by telephone; or send your request by a pre-arranged Liquidity Link data transmission however, the Funds’ transfer agent reserves the right to reject or limit the amount of orders placed during this time. If the Fund closes early on a business day, the Funds’ transfer agent must receive your purchase order prior to such closing time. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, federal law requires that the Fund verify and record your identifying information.
Purchase Options
	Opening An Account	Adding To An Account
Through a Financial Intermediary	Contact your financial intermediary	Same
The financial intermediary should forward your completed account application to the Funds’ transfer agent,
Invesco Investment Services, Inc. P.O. Box 219286 Kansas City, MO 64121-9286
The financial intermediary should call the Funds’ transfer agent at (800) 659-1005 to receive an account number.
The intermediary should use the following wire instructions:
The Bank of New York ABA/Routing #: 021000018 DDA: 8900118377 Invesco Investment Services, Inc.
For Further Credit to Your Account #
If you do not know your account # or settle on behalf of multiple accounts, please contact the Funds’ transfer agent for assistance.
By Telephone	Open your account as described above.	Call the Funds’ transfer agent at (800) 659-1005 and wire payment for your purchase order in accordance with the wire instructions noted above.
By Liquidity Link	Open your account as described above.	Complete a Liquidity Link Agreement. Mail the application and agreement to the Funds’ transfer agent. Once your request for this option has been processed, you may place your order via Liquidity Link.

Automatic Dividend and Distribution Investment
All of your dividends and distributions may be paid in cash or reinvested in the same Fund at net asset value. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the same Fund in the form of full and fractional shares at net asset value.
Redeeming Shares
Redemption Fees
Your broker or financial intermediary may charge service fees for handling redemption transactions.
A-1                                  The Invesco Funds
MCF – 12/15

How to Redeem Shares
For Liquid Assets Portfolio, Treasury Portfolio, Government & Agency Portfolio and STIC Prime Portfolio
Through a Financial Intermediary	If placing a redemption request through your financial intermediary, redemption proceeds will be transmitted electronically to your pre-authorized bank account. The Funds’ transfer agent must receive your financial intermediary’s instructions before 5:30 p.m. Eastern Time on a business day in order to effect the redemption on that day. If the financial intermediary wishes to place a redemption order between 5:00 p.m. Eastern Time and 5:30 p.m. Eastern Time on a business day it must do so by telephone.
By Telephone	If placing a redemption request by telephone, you or any person authorized to make account transactions, must call the Funds’ transfer agent before 5:30 p.m. Eastern Time on a business day to effect the redemption transaction on that day.
By Liquidity Link	If placing a redemption request through Liquidity Link, the Funds’ transfer agent must receive your redemption request before 5:00 p.m. Eastern Time on a business day to effect the transaction on that day.

Government TaxAdvantage Portfolio
Through a Financial Intermediary	If placing a redemption request through your financial intermediary, redemption proceeds will be transmitted electronically to your pre-authorized bank account. The Funds’ transfer agent must receive your financial intermediary’s instructions before 3:30 p.m. Eastern Time on a business day in order to effect the redemption on that day. If the financial intermediary wishes to place a redemption order between 3:00 p.m. Eastern Time and 3:30 p.m. Eastern Time on a business day it must do so by telephone.
By Telephone	If placing a redemption request by telephone, you or any person authorized to make account transactions, must call the Funds’ transfer agent before 3:30 p.m. Eastern Time on a business day to effect the redemption transaction on that day.
By Liquidity Link	If placing a redemption request through Liquidity Link, the Funds’ transfer agent must receive your redemption request before 3:00 p.m. Eastern Time on a business day to effect the transaction on that day.

Tax-Free Cash Reserve Portfolio
Through a Financial Intermediary	Contact your financial intermediary. Redemption proceeds will be transmitted electronically to your pre-authorized bank account. The Funds’ transfer agent must receive your financial intermediary’s instructions before 3:30 p.m. Eastern Time in order to effect the redemption at that day’s closing price.
By Telephone	A person who has been authorized to make transactions in the account application may make redemptions by telephone. You must call the Funds’ transfer agent before 3:30 p.m. Eastern Time in order to effect the redemption at that day’s closing price.
By Liquidity Link	If you place your redemption request via Liquidity Link, the Funds’ transfer agent must generally receive your redemption request before 12:30 p.m. Eastern Time in order to effect the redemption at that day’s closing price. Redemption orders of shares placed between 12:30 and 3:30 p.m. Eastern Time must be transmitted by telephone or a pre-arranged data transmission.

Payment of Redemption Proceeds
All redemption orders are processed at the net asset value next determined after the Funds’ transfer agent receives a redemption order.
Liquid Assets Portfolio, Treasury Portfolio, Government & Agency Portfolio and STIC Prime Portfolio
For Liquid Assets Portfolio, Treasury Portfolio, Government & Agency Portfolio and STIC Prime Portfolio, the Funds’ transfer agent will normally wire payment for redemptions received prior to 5:30 p.m. Eastern Time on the business day received, and in any event no more than seven days, after your redemption request is received in good order. However, depending on such factors as market liquidity and the size of the redemption, for a redemption request received by the Funds’ transfer agent between 5:00 p.m. Eastern Time and 5:30 p.m. Eastern Time, proceeds may not be wired until the next business day. If the Funds’ transfer agent receives a redemption request on a business day after 5:30 p.m. Eastern Time, the redemption will be effected at the net asset value of each Fund determined on the next business day, and the Funds’ transfer agent will normally wire redemption proceeds on such next business day, and in any event no more than seven days, after your redemption request is received in good order.
If a Fund exercises its discretion to close early on a business day, as described in the “Pricing of Shares—Timing of Orders” section of this prospectus, the Fund may not provide same day settlement of redemption orders.
Dividends payable up to the date of redemption on redeemed shares will normally be paid or reinvested on the next dividend payment date. However, if all of the shares in your account were redeemed from an individual account or from an aggregate account, you may request that the dividends payable up to the date of redemption accompany the proceeds of the redemption.
Government TaxAdvantage Portfolio
The Funds’ transfer agent will normally wire payment for redemptions received prior to 3:30 p.m. Eastern Time on the business day received, and in any event no more than seven days, after your redemption request is received in good order. However, depending on such factors as market liquidity and the size of the redemption, for a redemption request received by the Funds’ transfer agent between 3:00 p.m. Eastern Time and 3:30 p.m. Eastern Time, proceeds may not be wired until the next business day. If the Funds’ transfer agent receives a redemption request on a business day after 3:30 p.m. Eastern Time, the redemption will be effected at the net asset value of the Fund determined on the next business day, and the Funds’ transfer agent will normally wire redemption proceeds on such next business day, and in any event no more than seven days, after your redemption request is received in good order.
If the Fund exercises its discretion to close early on a business day, as described in the “Pricing of Shares—Timing of Orders” section of this prospectus, the Fund may not provide same day settlement of redemption orders.
Dividends payable up to the date of redemption on redeemed shares will normally be paid or reinvested on the next dividend payment date. However, if all of the shares in your account were redeemed from an individual account or from an aggregate account, you may request that the dividends payable up to the date of redemption accompany the proceeds of the redemption.
Tax-Free Cash Reserve Portfolio
The Funds’ transfer agent will normally wire payment for redemptions received prior to 3:30 p.m. Eastern Time on the business day received, and in any event no more than seven days, after your redemption request is received in good order. However, depending on such factors as market liquidity and the size of the redemption, for a redemption request received by the Funds’ transfer agent between 12:30 p.m. Eastern Time and 3:30 p.m. Eastern Time, proceeds may not be wired until the next business day. If the Funds’ transfer agent receives a redemption request on a business day after 3:30 p.m. Eastern Time, the redemption will be effected at the net asset value of the Fund determined on the next business day, and the Funds’ transfer agent will normally wire redemption proceeds on such next business day, and in any event no more than seven days, after your redemption request is received in good order.
If the Fund exercises its discretion to close early on a business day, as described in the “Pricing of Shares—Timing of Orders” section of this prospectus, the Fund may not provide same day settlement of redemption orders.
Dividends payable up to the date of redemption on redeemed shares will normally be paid or reinvested on the next dividend payment date. However, if all of the shares in your account were redeemed from an individual account or from an aggregate account, you may request that the
A-2                                  The Invesco Funds

dividends payable up to the date of redemption accompany the proceeds of the redemption.
Redemptions by Telephone
If you redeem by telephone, the Funds’ transfer agent will transmit the amount of the redemption proceeds electronically to your pre-authorized bank account. The Funds’ transfer agent uses reasonable procedures to confirm that instructions communicated by telephone are genuine, and the Funds and the Funds’ transfer agent are not liable for telephone instructions that are reasonably believed to be genuine.
Redemptions by Liquidity Link
If you redeem via Liquidity Link, the Funds’ transfer agent will transmit your redemption proceeds electronically to your pre-authorized bank account. The Funds and the Funds’ transfer agent are not liable for Liquidity Link instructions that are not genuine.
Suspension of Redemptions
In the event that the Fund, at the end of a business day, has invested less than 10% of its total assets in weekly liquid assets or the Fund’s price per share as computed for the purpose of distribution, redemption and repurchase, rounded to the nearest 1%, has deviated from the stable price established by the Fund’s Board of Trustees (“Board”) or the Board, including a majority of trustees who are not interested persons as defined in the 1940 Act, determines that such a deviation is likely to occur, and the board of trustees, including a majority of trustees who are not interested persons of the Fund, irrevocably has approved the liquidation of the Fund, the Fund’s board of trustees has the authority to suspend redemptions of Fund shares.
Redemptions by the Funds
If a Fund determines that you have not provided a correct Social Security or other tax identification number on your account application, or the Fund is not able to verify your identity as required by law, the Fund may, at its discretion, redeem the account and distribute the proceeds to you.
Rights Reserved by the Funds
Each Fund and its agent reserve the right at any time to:
■	reject or cancel all or any part of any purchase order;
■	modify any terms or conditions related to the purchase or redemption of shares of any Fund; or
■	suspend, change or withdraw all or any part of the offering made by this prospectus.
Pricing of Shares
Determination of Net Asset Value
Liquid Assets Portfolio, Treasury Portfolio, Government & Agency Portfolio and STIC Prime Portfolio
For Liquid Assets Portfolio, Treasury Portfolio, Government & Agency Portfolio and STIC Prime Portfolio, the price of each Fund’s shares is the Fund’s net asset value per share. Each Fund will generally determine the net asset value of its shares at 5:30 p.m. Eastern Time.
If a Fund closes early on a business day, as described below under “Pricing of Shares—Timing of Orders”, the Fund will calculate its net asset value as of the time of such closing.
Each Fund values portfolio securities on the basis of amortized cost, which approximates market value. This method of valuation is designed to enable a Fund to price its shares at $1.00 per share. The Funds cannot guarantee that their net asset value will always remain at $1.00 per share.
Government TaxAdvantage Portfolio and Tax-Free Cash Reserve Portfolio
The price of each Fund’s shares is the Fund’s net asset value per share. Each Fund will generally determine the net asset value of its shares at 3:30 p.m. Eastern Time.
If a Fund closes early on a business day, as described below under “Pricing of Shares—Timing of Orders”, the Fund will calculate its net asset value as of the time of such closing.
Each Fund values portfolio securities on the basis of amortized cost, which approximates market value. This method of valuation is designed to enable a Fund to price its shares at $1.00 per share. The Funds cannot guarantee their net asset value will always remain at $1.00 per share.
Timing of Orders
Each Fund opens for business at 8:30 a.m. Eastern Time. Each Fund prices purchase and redemption orders on each business day at the net asset value calculated after the Funds’ transfer agent receives an order in good form.
A business day is any day that (1) both the Federal Reserve Bank of New York and the Fund’s custodian are open for business and (2) the primary trading markets for the Fund’s portfolio instruments are open and the Fund’s management believes there is an adequate market to meet purchase and redemption requests. Each Fund is authorized not to open for trading on a day that is otherwise a business day if the Securities Industry and Financial Markets Association (SIFMA) recommends that government securities dealers not open for trading; any such day will not be considered a business day. Each Fund also may close early on a business day if the SIFMA recommends that government securities dealers close early.
If the financial intermediary through which you place purchase and redemption orders, in turn, places its orders to the Funds’ transfer agent through the NSCC, the Funds’ transfer agent may not receive those orders until the next business day after the order has been entered into the NSCC.
Each Fund may postpone the right of redemption under unusual circumstances, as allowed by the SEC, such as when the New York Stock Exchange restricts or suspends trading.
Thirty-minutes prior to the Funds’ net asset value determination, Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio, and Government TaxAdvantage Portfolio may, in their discretion, limit or refuse to accept purchase orders and may not provide same-day payment of redemption proceeds.
During the period between 12:30 p.m. Eastern Time and 3:30 p.m. Eastern Time, Tax-Free Cash Reserve Portfolio may, in its discretion, refuse to accept purchase orders and may not provide same-day settlement of redemption orders. On days that a Fund closes early, the Fund may, in its discretion, refuse to accept purchase orders and may not provide same day settlement of redemption orders for such purchases and redemption orders received by the Funds’ transfer agent (i) if the Fund closes after 12:30 p.m. Eastern Time, between 12:30 p.m. Eastern Time and the time the Fund closes, and (ii) if the Fund closes on or before 12:30 p.m. Eastern Time, during the thirty minute period prior to the Fund’s net asset value determination.
Frequent Purchases and Redemptions of Fund Shares
The Board of the Funds has not adopted any policies and procedures that would limit frequent purchases and redemptions of the Funds’ shares. The Board does not believe that it is appropriate to adopt any such policies and procedures for the following reasons:
■	Each Fund is offered to investors as a cash management vehicle; therefore, investors should be able to purchase and redeem shares regularly and frequently.
■	One of the advantages of a money market fund as compared to other investment options is liquidity. Any policy that diminishes the liquidity of a Fund will be detrimental to the continuing operations of the Fund.
■	Each Fund’s portfolio securities are valued on the basis of amortized cost, and the Funds seek to maintain a constant net asset value. As a result, the Funds are not subject to price arbitrage opportunities.
A-3                                  The Invesco Funds

■	Because each Fund seeks to maintain a constant net asset value, investors are more likely to expect to receive the amount they originally invested in the Funds upon redemption than other mutual funds. Imposition of redemption fees would run contrary to investor expectations.
The Board considered the risks of not having a specific policy that limits frequent purchases and redemptions, and it determined that those risks are minimal, especially in light of the reasons for not having such a policy as described above. Nonetheless, to the extent that each Fund must maintain additional cash and/or securities with shorter-term durations than may otherwise be required, the Fund’s yield could be negatively impacted. Moreover, excessive trading activity in the Fund’s shares may cause the Fund to incur increased brokerage and administrative costs.
Each Fund and its agent reserve the right at any time to reject or cancel any part of any purchase order. This could occur if each Fund determines that such purchase may disrupt the Fund’s operation or performance.
Taxes
A Fund intends to qualify each year as a regulated investment company and, as such, is not subject to entity-level tax on the income and gain it distributes to shareholders. If you are a taxable investor, dividends and distributions you receive from a Fund generally are taxable to you whether you reinvest distributions in additional Fund shares or take them in cash. Every year, you will be sent information showing the amount of dividends and distributions you received from a Fund during the prior calendar year. In addition, investors in taxable accounts should be aware of the following basic tax points as supplemented below where relevant:
Fund Tax Basics
■	A Fund earns income generally in the form of interest on its investments. This income, less expenses incurred in the operation of a Fund, constitutes the Fund’s net investment income from which dividends may be paid to you. If you are a taxable investor, distributions of net investment income generally are taxable to you as ordinary income.
■	Distributions of net short-term capital gains are taxable to you as ordinary income. Because a Fund is a money market fund, it does not anticipate realizing any long-term capital gains.
■	None of the dividends paid by a Fund will qualify as qualified dividend income subject to reduced rates of taxation in the case of non-corporate shareholders.
■	Distributions declared to shareholders with a record date in December—if paid to you by the end of January—are taxable for federal income tax purposes as if received in December.
■	Any capital gains realized from redemptions of Fund shares will be subject to federal income tax. For tax purposes, an exchange of your shares for shares of another Fund is the same as a sale. An exchange occurs when the purchase of shares of a Fund is made using the proceeds from a redemption of shares of another Fund and is effectuated on the same day as the redemption. Because a Fund expects to maintain a stable net asset value of $1.00 per share, investors should not have any gain or loss on sale or exchange of Fund shares.
■	By law, if you do not provide a Fund with your proper taxpayer identification number and certain required certifications, you may be subject to backup withholding on any distributions of income, capital gains, or proceeds from the sale of your shares. A Fund also must withhold if the Internal Revenue Service (IRS) instructs it to do so. When withholding is required, the amount will be 28% of any distributions or proceeds paid.
■	You will not be required to include the portion of dividends paid by a Fund derived from interest on U.S. government obligations in your gross income for purposes of personal and, in some cases, corporate income taxes in many state and local tax jurisdictions. The percentage of dividends that constitutes dividends derived from interest on federal obligations will be determined annually. This percentage may differ from the actual percentage of interest received by the Fund on federal obligations for the particular days on which you hold shares.
■	An additional 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends and capital gain distributions received from a Fund and net gains from redemptions or other taxable dispositions of Fund shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds a threshold amount. This Medicare tax, if applicable, is reported by you on, and paid with, your federal income tax return.
■	Fund distributions generally are subject to state and local income taxes.
■	Foreign investors should be aware that U.S. withholding, special certification requirements to avoid U.S. backup withholding and claim any treaty benefits and estate taxes may apply to an investment in a Fund.
■	Under the Foreign Account Tax Compliance Act (FATCA), a Fund will be required to withhold a 30% tax on the following payments or distributions made by the Fund to certain foreign entities, referred to as foreign financial institutions or non-financial foreign entities, that fail to comply (or be deemed compliant) with extensive reporting and withholding requirements designed to inform the U.S. Department of the Treasury of U.S.-owned foreign investment accounts: (a) income dividends and (b) after December 31, 2018, certain capital gain distributions, return of capital distributions and the proceeds arising from the sale of Fund shares. A Fund may disclose the information that it receives from its shareholders to the IRS, non-U.S. taxing authorities or other parties as necessary to comply with FATCA or similar laws. Withholding also may be required if a foreign entity that is a shareholder of a Fund fails to provide the Fund with appropriate certifications or other documentation concerning its status under FATCA.
The above discussion concerning the taxability of Fund dividends and distributions and of redemptions and exchanges of Fund shares is inapplicable to investors that generally are exempt from federal income tax, such as retirement plans that are qualified under Section 401 and 403 of the Code and individual retirement accounts (IRAs) and Roth IRAs.
Tax-Free Cash Reserve Portfolio
■	You will not be required to include the “exempt-interest” portion of dividends paid by the Fund in either your gross income for federal income tax purposes or your net investment income subject to the additional 3.8% Medicare tax. You will be required to report the receipt of exempt-interest dividends and other tax-exempt interest on your federal income tax returns. The percentage of dividends that constitutes exempt-interest dividends will be determined annually. This percentage may differ from the actual percentage of exempt interest received by the Fund for the particular days in which you hold shares.
■	A Fund may invest in municipal securities the interest on which constitutes an item of tax preference and could give rise to a federal alternative minimum tax liability for you, unless such municipal securities were issued in 2009 or 2010.
■	Exempt-interest dividends from interest earned on municipal securities of a state, or its political subdivisions, generally are exempt from that state’s personal income tax. Most states, however, do not grant tax-free treatment to interest from municipal securities of other states.
■	A Fund may invest a portion of its assets in securities that pay income that is not tax-exempt. To the extent that dividends paid by a Fund are derived from taxable investments or realized capital gains, they will be taxable as ordinary income or long-term capital gains.
■	A Fund may distribute to you any market discount and net short-term capital gains from the sale of its portfolio securities. If you are a taxable investor, Fund distributions from this income are taxable to you as ordinary income, and generally will neither qualify for the dividends
A-4                                  The Invesco Funds

received deduction in the case of corporate shareholders nor as qualified dividend income subject to reduced rates of taxation in the case of noncorporate shareholders.
■	Exempt-interest dividends from a Fund are taken into account when determining the taxable portion of your social security or railroad retirement benefits, may be subject to state and local income taxes, may affect the deductibility of interest on certain indebtedness, and may have other collateral federal income tax consequences for you.
■	There are risks that: (a) a security issued as tax-exempt may be reclassified by the IRS or a state tax authority as taxable and/or (b) future legislative, administrative or court actions could adversely impact the qualification of income from a tax-exempt security as tax-free. Such reclassifications or actions could cause interest from a security to become taxable, possibly retroactively, subjecting you to increased tax liability. In addition, such reclassifications or actions could cause the value of a security, and therefore, the value of the Fund’s shares, to decline.
This discussion of “Taxes” is for general information only and not tax advice. All investors should consult their own tax advisers as to the federal, state, local and foreign tax provisions applicable to them.
Important Notice Regarding Delivery of Security Holder Documents
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact the Funds’ transfer agent at 800-959-4246 or contact your financial institution. The Funds’ transfer agent will begin sending you individual copies for each account within thirty days after receiving your request.
A-5                                  The Invesco Funds

Obtaining Additional Information
More information may be obtained free of charge upon request. The SAI, a current version of which is on file with the SEC, contains more details about each Fund and is incorporated by reference into this prospectus (is legally a part of this prospectus). Annual and semi-annual reports to shareholders contain additional information about each Fund’s investments. Each Fund’s annual report also discusses the market conditions and investment strategies that significantly affected each Fund’s performance during its last fiscal year. Each Fund also files its complete schedule of portfolio holdings with the SEC for the 1st and 3rd quarters of each fiscal year on Form N-Q.
If you have questions about an Invesco Fund or your account, or you wish to obtain a free copy of the Fund’s current SAI, annual or semi-annual reports or Form N-Q, please contact us.
By Mail:	Invesco Investment Services, Inc. P.O. Box 219286 Kansas City, MO 64121-9286
By Telephone:	(800) 659-1005
On the Internet:	You can send us a request by e-mail or download prospectuses, SAIs, annual or semi-annual reports via our Web site: www.invesco.com/us
You can also review and obtain copies of each Fund’s SAI, annual or semi-annual reports, Forms N-Q and other information at the SEC’s Public Reference Room in Washington, DC; on the EDGAR database on the SEC’s Web site (http://www.sec.gov); or, after paying a duplicating fee, by sending a letter to the SEC’s Public Reference Section, Washington, DC 20549-1520 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-551-8090 for information about the Public Reference Room.
Liquid Assets Portfolio	Government & Agency Portfolio
STIC Prime Portfolio	Government TaxAdvantage Portfolio
Treasury Portfolio and SEC 1940 Act file number: 811-02729	Tax-Free Cash Reserve Portfolio

invesco.com/us	CM-STIT-PRO-5

Prospectus	December 18, 2015

Liquid Assets Portfolio
STIC Prime Portfolio
Treasury Portfolio
Government & Agency Portfolio
Government TaxAdvantage Portfolio
Tax-Free Cash Reserve Portfolio
Reserve Classes
Liquid Assets Portfolio’s investment objective is to provide current income consistent with preservation of capital and liquidity.
STIC Prime Portfolio’s investment objective is to provide current income consistent with preservation of capital and liquidity.
Treasury Portfolio’s investment objective is to provide current income consistent with preservation of capital and liquidity.
Government & Agency Portfolio’s investment objective is to provide current income consistent with preservation of capital and liquidity.
Government TaxAdvantage Portfolio’s investment objective is to provide current income consistent with preservation of capital and liquidity.
Tax-Free Cash Reserve Portfolio’s investment objective is to provide tax-exempt income consistent with preservation of capital and liquidity.
As with all other mutual fund securities, the U.S. Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.
You could lose money by investing in each Fund. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in each Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Each Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. Investments in each Fund are not guaranteed by a bank and investment is not a bank deposit.

                                  Short-Term Investment Trust

Fund Summaries

Liquid Assets Portfolio
Investment Objective(s)
The Fund’s investment objective is to provide current income consistent with preservation of capital and liquidity.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Class:	Reserve
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class:	Reserve
Management Fees	0.15%

Distribution and/or Service (12b-1) Fees	1.00

Other Expenses	0.02

Total Annual Fund Operating Expenses	1.17

Fee Waiver and/or Expense Reimbursement[1,2]	0.16

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.01

1	Invesco Distributors, Inc. (Invesco Distributors) has contractually agreed to waive 0.13% of Rule 12b-1 distribution plan payments. Unless Invesco Distributors continues the fee waiver agreement, it will terminate on December 31, 2016. The fee waiver agreement cannot be terminated during its term.
2	Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed in the SAI) of Reserve Class shares to 1.01% (after Rule 12b-1 fee waiver) of the Fund's average daily net assets. Unless Invesco continues the fee waiver agreement, it will terminate on December 31, 2016. The fee waiver agreement cannot be terminated during its term.
Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain equal to the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement in the first year and the Total Annual Fund Operating Expenses thereafter. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
	1 Year	3 Years	5 Years	10 Years
Reserve	$103	$356	$628	$1,406

Principal Investment Strategies of the Fund
The Fund invests primarily in high-quality U.S. dollar-denominated short-term debt obligations, including: (i) securities issued by the U.S. Government or its agencies; (ii) certificates of deposit and time deposits from U.S. or foreign banks; (iii) repurchase agreements; (iv) commercial paper; and (v) municipal securities.
The Fund may engage in repurchase agreement transactions that are collateralized by cash or government securities. In addition, it may engage in repurchase agreement transactions that are collateralized by nongovernment securities such as equity securities and fixed income securities that are rated investment grade and below investment grade by nationally recognized statistical rating organizations or unrated securities of comparable quality. The Fund considers repurchase agreements with the Federal Reserve Bank of New York to be U.S. Government securities for purposes of the Fund’s investment policies.
The Fund will limit investments to those securities that are Eligible Securities as defined by applicable regulations at the time of purchase.
The Fund is a money market fund that seeks to maintain a stable price of $1.00 per share by using the amortized cost method to value portfolio securities and rounding the share value to the nearest cent. The Fund invests in conformity with Security and Exchange Commission (SEC) rules and regulation requirements for money market funds for the quality, maturity, diversification and liquidity of investments. The Fund invests only in U.S. dollar denominated securities maturing within 397 days of the date of purchase, with certain exceptions permitted by applicable regulations. The Fund maintains a dollar-weighted average portfolio maturity of no more than 60 days, and a dollar-weighted average portfolio maturity as determined without exceptions regarding certain interest rate adjustments under Rule 2a-7 under the Investment Company Act of 1940, as amended (Rule 2a-7), of no more than 120 days. Each investment must be determined to present minimal credit risks by Invesco Advisers, Inc. (Invesco or the Adviser) pursuant to guidelines approved by the Fund’s Board of Trustees (the Board), and must be an Eligible Security.
The Fund may invest up to 50% of its total assets in U.S. dollar-denominated foreign securities. Some of the Fund’s investments, although U.S. dollar-denominated, may be subject to foreign credit exposure.
The Fund may also invest in daily and weekly variable-rate demand notes.
In selecting securities for the Fund’s portfolio, the portfolio managers focus on securities that offer safety, liquidity, and a competitive yield. The Adviser conducts a credit analysis of each potential issuer prior to the purchase of its securities.
The portfolio managers normally hold portfolio securities to maturity, but may sell a security when they deem it advisable, such as when market or credit factors materially change.
Principal Risks of Investing in the Fund
As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, you may lose money by investing in the Fund. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:
Banking and Financial Services Industry Focus Risk. From time to time, the Fund may invest more than 25% of its assets in unsecured bank instruments, including but not limited to certificates of deposit and time deposits, or securities that may have guarantees or credit and liquidity enhancements provided by banks, insurance companies or other financial institutions. To the extent the Fund focuses its investments in these instruments or securities, the Fund’s performance will depend on the overall condition of those industries and the individual banks and financial institutions in which the Fund invests (directly or indirectly), the supply of short-term financing, changes in government regulation, changes in interest rates, and economic downturns in the United States and abroad.
Debt Securities Risk. The prices of debt securities held by the Fund will be affected by changes in interest rates, the creditworthiness of the issuer and other factors. An increase in prevailing interest rates typically causes
1                                  Short-Term Investment Trust

the value of existing debt securities to fall and often has a greater impact on longer-duration debt securities and higher quality debt securities. Falling interest rates will cause the Fund to reinvest the proceeds of debt securities that have been repaid by the issuer at lower interest rates. Falling interest rates may also reduce the Fund’s distributable income because interest payments on floating rate debt instruments held by the Fund will decline. The Fund could lose money on investments in debt securities if the issuer or borrower fails to meet its obligations to make interest payments and/or to repay principal in a timely manner. Changes in an issuer’s financial strength, the market’s perception of such strength or in the credit rating of the issuer or the security may affect the value of debt securities. The Adviser’s credit analysis may fail to anticipate such changes, which could result in buying a debt security at an inopportune time or failing to sell a debt security in advance of a price decline or other credit event.
Foreign Securities and Credit Exposure Risk. U.S. dollar-denominated securities carrying foreign credit exposure may be affected by unfavorable political, economic or governmental developments that could affect payments of principal and interest. Furthermore, the Fund's foreign investments may be adversely affected by political and social instability, changes in economic or taxation policies, difficulty in enforcing obligations, decreased liquidity or increased volatility. Foreign investments also involve the risk of the possible seizure, nationalization or expropriation of the issuer or foreign deposits (in which the Fund could lose its entire investments in a certain market) and the possible adoption of foreign governmental restrictions such as exchange controls.
Liquidity Risk. The Fund may be unable to sell illiquid investments at the time or price it desires and, as a result, could lose its entire investment in such investments. Liquid securities can become illiquid during periods of market stress. If a significant amount of the Fund’s securities become illiquid, the Fund may not be able to timely pay redemption proceeds and may need to sell securities at significantly reduced prices.
Management Risk. The Fund is actively managed and depends heavily on the Adviser’s judgment about markets, interest rates or the attractiveness, relative values, liquidity, or potential appreciation of particular investments made for the Fund’s portfolio. The Fund could experience losses if these judgments prove to be incorrect. Additionally, legislative, regulatory, or tax developments may adversely affect management of the Fund and, therefore, the ability of the Fund to achieve its investment objective.
Market Risk. The market values of the Fund’s investments, and therefore the value of the Fund’s shares, will go up and down, sometimes rapidly or unpredictably. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole. Individual stock prices tend to go up and down more dramatically than those of certain other types of investments, such as bonds. During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by the Fund will rise in value.
Money Market Fund Risk. Although the Fund seeks to preserve the value of your investment at $1.00 per share, you may lose money by investing in the Fund. The share price of money market funds can fall below the $1.00 share price. You should not rely on or expect the Fund’s adviser or its affiliates to enter into support agreements or take other actions to maintain the Fund’s $1.00 share price. The credit quality of the Fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the Fund’s share price. The Fund’s share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. Furthermore, amendments to money market fund regulations could impact the Fund’s operations and possibly negatively impact its return.
Municipal Securities Risk. The risk of a municipal obligation generally depends on the financial and credit status of the issuer. Constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives, and the issuer’s regional economic conditions may affect the municipal security’s value, interest payments, repayment of principal and the Fund’s ability to sell the security. Failure of a municipal security issuer to comply with applicable tax requirements may make income paid thereon taxable, resulting in a decline in the security’s value. In addition, there could be changes in applicable tax laws or tax treatments that reduce or eliminate the current federal income tax exemption on municipal securities or otherwise adversely affect the current federal or state tax status of municipal securities.
Repurchase Agreement Risk. The Fund is subject to the risk that the counterparty may default on its obligation to repurchase the underlying instruments collateralizing the repurchase agreement, which may cause the Fund to lose money. These risks are magnified to the extent that a repurchase agreement is secured by securities other than cash or U.S. Government securities.
U.S. Government Obligations Risk. Obligations of U.S. Government agencies and authorities receive varying levels of support and may not be backed by the full faith and credit of the U.S. Government, which could affect the Fund’s ability to recover should they default. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so.
Variable-Rate Demand Notes Risk. The absence of an active secondary market for certain variable and floating rate notes could make it difficult to dispose of these instruments, which could result in a loss.
Yield Risk. The Fund’s yield will vary as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in other securities. When interest rates are very low, the Fund’s expenses could absorb all or a portion of the Fund’s income and yield. Additionally, inflation may outpace and diminish investment returns over time.
Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The Fund's past performance is not necessarily an indication of its future performance. Updated performance information is available on the Fund's Web site at www.invesco.com/us.

Annual Total Returns
Reserve Class year-to-date (ended September 30, 2015): 0.01%
Best Quarter (ended December 31, 2006 and September 30, 2007): 1.11%
Worst Quarter (ended March 31, 2010, March 31, 2011, March 31, 2013, March 31, 2014, September 30, 2014 and December 31, 2014): 0.00%
Average Annual Total Returns (for the periods ended December 31, 2014)
	1 Year	5 Years	10 Years
Reserve Class: Inception (1/14/2000)	0.01%	0.02%	1.29%

Management of the Fund
Investment Adviser: Invesco Advisers, Inc.
Purchase and Sale of Fund Shares
You may purchase or redeem shares of a Fund on any business day the Fund is open through your financial intermediary, by telephone at (800) 659-1005, or through Liquidity LinkSM.
The minimum investments for Reserve Class fund accounts are as follows:
2                                  Short-Term Investment Trust

For Tax-Free Cash Reserve Portfolio
Initial Investments Per Fund Account*	$10,000

Additional Investments Per Fund Account	No minimum

For Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio and Government TaxAdvantage Portfolio
Initial Investments Per Fund Account*	$1,000

Additional Investments Per Fund Account	No minimum

*	An intermediary may aggregate its master accounts and subaccounts to satisfy the minimum investment requirement.
Tax Information
The Fund’s distributions generally are taxable to you as ordinary income, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account, in which case your distributions generally will be taxed when withdrawn from the tax-deferred account.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and the Fund’s distributor or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s Web site for more information.

STIC Prime Portfolio
Investment Objective(s)
The Fund’s investment objective is to provide current income consistent with preservation of capital and liquidity.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Class:	Reserve
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class:	Reserve
Management Fees	0.15%

Distribution and/or Service (12b-1) Fees	1.00

Other Expenses	0.04

Total Annual Fund Operating Expenses	1.19

Fee Waiver and/or Expense Reimbursement[1,2]	0.18

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.01

1	Invesco Distributors, Inc. (Invesco Distributors) has contractually agreed to waive 0.13% of Rule 12b-1 distribution plan payments. Unless Invesco Distributors continues the fee waiver agreement, it will terminate on December 31, 2016. The fee waiver agreement cannot be terminated during its term.
2	Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed in the SAI) of Reserve Class shares to 1.01% (after Rule 12b-1 fee waiver) of the Fund's average daily net assets. Unless Invesco continues the fee waiver agreement, it will terminate on December 31, 2016. The fee waiver agreement cannot be terminated during its term.
Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain equal to the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement in the first year and the Total Annual Fund Operating Expenses thereafter. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
	1 Year	3 Years	5 Years	10 Years
Reserve	$103	$360	$637	$1,427

Principal Investment Strategies of the Fund
The Fund invests in high-quality U.S. dollar denominated obligations with maturities of 60 days or less, including: (i) securities issued by the U.S. Government or its agencies; (ii) certificates of deposit and time deposits from U.S. or foreign banks; (iii) repurchase agreements; (iv) commercial paper; and (v) municipal securities.
The Fund may engage in repurchase agreement transactions that are collateralized by cash or government securities. In addition, it may engage in repurchase agreement transactions that are collateralized by nongovernment securities such as equity securities and fixed income securities that are rated investment grade and below investment grade by nationally recognized statistical rating organizations or unrated securities of comparable quality.
The Fund will limit investments to those securities that are Eligible Securities as defined by applicable regulations at the time of purchase.
The Fund is a money market fund that seeks to maintain a stable price of $1.00 per share by using the amortized cost method to value portfolio securities and rounding the share value to the nearest cent. The Fund invests in conformity with SEC rules and regulation requirements for money market funds for the quality, maturity, diversification and liquidity of investments. The Fund invests only in U.S. dollar denominated securities maturing within 60 days of the date of purchase, with certain exceptions permitted by applicable regulations. The Fund maintains a dollar-weighted average portfolio maturity of no more than 60 days, and a dollar-weighted average portfolio maturity as determined without exceptions regarding certain interest rate adjustments under Rule 2a-7 of no more than 60 days. Each investment must be determined to present minimal credit risks by the Adviser pursuant to guidelines approved by the Board, and must be an Eligible Security.
The Fund may invest in U.S. dollar-denominated foreign securities. Some of the Fund’s investments, although U.S. dollar-denominated, may be subject to foreign credit exposure.
The Fund may also invest in daily and weekly variable-rate demand notes.
In selecting securities for the Fund’s portfolio, the portfolio managers focus on securities that offer safety, liquidity, and a competitive yield. The Adviser conducts a credit analysis of each potential issuer prior to the purchase of its securities.
The portfolio managers normally hold portfolio securities to maturity, but may sell a security when they deem it advisable, such as when market or credit factors materially change.
Principal Risks of Investing in the Fund
As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, you may lose money by investing in the Fund. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:
3                                  Short-Term Investment Trust

Banking and Financial Services Industry Focus Risk. From time to time, the Fund may invest more than 25% of its assets in unsecured bank instruments, including but not limited to certificates of deposit and time deposits, or securities that may have guarantees or credit and liquidity enhancements provided by banks, insurance companies or other financial institutions. To the extent the Fund focuses its investments in these instruments or securities, the Fund’s performance will depend on the overall condition of those industries and the individual banks and financial institutions in which the Fund invests (directly or indirectly), the supply of short-term financing, changes in government regulation, changes in interest rates, and economic downturns in the United States and abroad.
Debt Securities Risk. The prices of debt securities held by the Fund will be affected by changes in interest rates, the creditworthiness of the issuer and other factors. An increase in prevailing interest rates typically causes the value of existing debt securities to fall and often has a greater impact on longer-duration debt securities and higher quality debt securities. Falling interest rates will cause the Fund to reinvest the proceeds of debt securities that have been repaid by the issuer at lower interest rates. Falling interest rates may also reduce the Fund’s distributable income because interest payments on floating rate debt instruments held by the Fund will decline. The Fund could lose money on investments in debt securities if the issuer or borrower fails to meet its obligations to make interest payments and/or to repay principal in a timely manner. Changes in an issuer’s financial strength, the market’s perception of such strength or in the credit rating of the issuer or the security may affect the value of debt securities. The Adviser’s credit analysis may fail to anticipate such changes, which could result in buying a debt security at an inopportune time or failing to sell a debt security in advance of a price decline or other credit event.
Foreign Securities and Credit Exposure Risk. U.S. dollar-denominated securities carrying foreign credit exposure may be affected by unfavorable political, economic or governmental developments that could affect payments of principal and interest. Furthermore, the Fund's foreign investments may be adversely affected by political and social instability, changes in economic or taxation policies, difficulty in enforcing obligations, decreased liquidity or increased volatility. Foreign investments also involve the risk of the possible seizure, nationalization or expropriation of the issuer or foreign deposits (in which the Fund could lose its entire investments in a certain market) and the possible adoption of foreign governmental restrictions such as exchange controls.
Liquidity Risk. The Fund may be unable to sell illiquid investments at the time or price it desires and, as a result, could lose its entire investment in such investments. Liquid securities can become illiquid during periods of market stress. If a significant amount of the Fund’s securities become illiquid, the Fund may not be able to timely pay redemption proceeds and may need to sell securities at significantly reduced prices.
Management Risk. The Fund is actively managed and depends heavily on the Adviser’s judgment about markets, interest rates or the attractiveness, relative values, liquidity, or potential appreciation of particular investments made for the Fund’s portfolio. The Fund could experience losses if these judgments prove to be incorrect. Additionally, legislative, regulatory, or tax developments may adversely affect management of the Fund and, therefore, the ability of the Fund to achieve its investment objective.
Market Risk. The market values of the Fund’s investments, and therefore the value of the Fund’s shares, will go up and down, sometimes rapidly or unpredictably. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole. Individual stock prices tend to go up and down more dramatically than those of certain other types of investments, such as bonds. During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by the Fund will rise in value.
Money Market Fund Risk. Although the Fund seeks to preserve the value of your investment at $1.00 per share, you may lose money by investing in the Fund. The share price of money market funds can fall below the $1.00 share price. You should not rely on or expect the Fund’s adviser or its affiliates to enter into support agreements or take other actions to maintain the Fund’s $1.00 share price. The credit quality of the Fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the Fund’s share price. The Fund’s share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. Furthermore, amendments to money market fund regulations could impact the Fund’s operations and possibly negatively impact its return.
Municipal Securities Risk. The risk of a municipal obligation generally depends on the financial and credit status of the issuer. Constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives, and the issuer’s regional economic conditions may affect the municipal security’s value, interest payments, repayment of principal and the Fund’s ability to sell the security. Failure of a municipal security issuer to comply with applicable tax requirements may make income paid thereon taxable, resulting in a decline in the security’s value. In addition, there could be changes in applicable tax laws or tax treatments that reduce or eliminate the current federal income tax exemption on municipal securities or otherwise adversely affect the current federal or state tax status of municipal securities.
Repurchase Agreement Risk. The Fund is subject to the risk that the counterparty may default on its obligation to repurchase the underlying instruments collateralizing the repurchase agreement, which may cause the Fund to lose money. These risks are magnified to the extent that a repurchase agreement is secured by securities other than cash or U.S. Government securities.
U.S. Government Obligations Risk. Obligations of U.S. Government agencies and authorities receive varying levels of support and may not be backed by the full faith and credit of the U.S. Government, which could affect the Fund’s ability to recover should they default. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so.
Variable-Rate Demand Notes Risk. The absence of an active secondary market for certain variable and floating rate notes could make it difficult to dispose of these instruments, which could result in a loss.
Yield Risk. The Fund’s yield will vary as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in other securities. When interest rates are very low, the Fund’s expenses could absorb all or a portion of the Fund’s income and yield. Additionally, inflation may outpace and diminish investment returns over time.
Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The Fund's past performance is not necessarily an indication of its future performance. Updated performance information is available on the Fund's Web site at www.invesco.com/us.
4                                  Short-Term Investment Trust

Annual Total Returns
Reserve Class year-to-date (ended September 30, 2015): 0.09%
Best Quarter (ended September 30, 2006, December 31, 2006 and September 30, 2007): 1.11%
Worst Quarter (ended March 31, 2010, March 31, 2011 and September 30, 2014): 0.00%
Average Annual Total Returns (for the periods ended December 31, 2014)
	1 Year	5 Years	10 Years
Reserve Class: Inception (1/4/1999)	0.07%	0.05%	1.28%

Management of the Fund
Investment Adviser: Invesco Advisers, Inc.
Purchase and Sale of Fund Shares
You may purchase or redeem shares of a Fund on any business day the Fund is open through your financial intermediary, by telephone at (800) 659-1005, or through Liquidity LinkSM.
The minimum investments for Reserve Class fund accounts are as follows:
For Tax-Free Cash Reserve Portfolio
Initial Investments Per Fund Account*	$10,000

Additional Investments Per Fund Account	No minimum

For Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio and Government TaxAdvantage Portfolio
Initial Investments Per Fund Account*	$1,000

Additional Investments Per Fund Account	No minimum

*	An intermediary may aggregate its master accounts and subaccounts to satisfy the minimum investment requirement.
Tax Information
The Fund’s distributions generally are taxable to you as ordinary income, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account, in which case your distributions generally will be taxed when withdrawn from the tax-deferred account.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and the Fund’s distributor or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s Web site for more information.

Treasury Portfolio
Investment Objective(s)
The Fund’s investment objective is to provide current income consistent with preservation of capital and liquidity.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Class:	Reserve
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class:	Reserve
Management Fees	0.15%

Distribution and/or Service (12b-1) Fees	1.00

Other Expenses	0.02

Total Annual Fund Operating Expenses	1.17

Fee Waiver and/or Expense Reimbursement[1,2]	0.16

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.01

1	Invesco Distributors, Inc. (Invesco Distributors) has contractually agreed to waive 0.13% of Rule 12b-1 distribution plan payments. Unless Invesco Distributors continues the fee waiver agreement, it will terminate on December 31, 2016. The fee waiver agreement cannot be terminated during its term.
2	Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed in the SAI) of Reserve Class shares to 1.01% (after Rule 12b-1 fee waiver) of the Fund's average daily net assets. Unless Invesco continues the fee waiver agreement, it will terminate on December 31, 2016. The fee waiver agreement cannot be terminated during its term.
Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain equal to the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement in the first year and the Total Annual Fund Operating Expenses thereafter. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
	1 Year	3 Years	5 Years	10 Years
Reserve	$103	$356	$628	$1,406

Principal Investment Strategies of the Fund
The Fund invests under normal circumstances at least 80% of its net assets (plus any borrowings for investment purposes) in direct obligations of the U.S. Treasury including bills, notes and bonds, and repurchase agreements secured by those obligations. The Fund invests at least 99.5% of its total assets in cash, Government Securities, and repurchase agreements collateralized by cash or Government Securities. Government Security generally means any security issued or guaranteed as to principal or interest by the U.S. Government or certain of its agencies or instrumentalities; or any certificate of deposit for any of the foregoing. The Fund considers repurchase agreements with the Federal Reserve Bank of New York to be U.S. Government securities for purposes of the Fund’s investment policies.
The Fund will limit investments to those securities that are Eligible Securities as defined by applicable regulations at the time of purchase.
The Fund is a Government Money Market Fund, as defined by Rule 2a-7, that seeks to maintain a stable price of $1.00 per share by using the amortized cost method to value portfolio securities and rounding the share value to the nearest cent. The Fund invests in conformity with SEC rules and regulation requirements for money market funds for the quality, maturity,
5                                  Short-Term Investment Trust

diversification and liquidity of investments. The Fund invests only in U.S. dollar denominated securities maturing within 397 days of the date of purchase, with certain exceptions permitted by applicable regulations. The Fund maintains a dollar-weighted average portfolio maturity of no more than 60 days, and a dollar-weighted average portfolio maturity as determined without exceptions regarding certain interest rate adjustments under Rule 2a-7 of no more than 120 days. Each investment must be determined to present minimal credit risks by the Adviser pursuant to guidelines approved by the Board, and must be an Eligible Security.
In selecting securities for the Fund’s portfolio, the portfolio managers focus on securities that offer safety, liquidity, and a competitive yield. The Adviser conducts a credit analysis of each potential issuer prior to the purchase of its securities.
The portfolio managers normally hold portfolio securities to maturity, but may sell a security when they deem it advisable, such as when market or credit factors materially change.
Principal Risks of Investing in the Fund
As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, you may lose money by investing in the Fund. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:
Debt Securities Risk. The prices of debt securities held by the Fund will be affected by changes in interest rates, the creditworthiness of the issuer and other factors. An increase in prevailing interest rates typically causes the value of existing debt securities to fall and often has a greater impact on longer-duration debt securities and higher quality debt securities. Falling interest rates will cause the Fund to reinvest the proceeds of debt securities that have been repaid by the issuer at lower interest rates. Falling interest rates may also reduce the Fund’s distributable income because interest payments on floating rate debt instruments held by the Fund will decline. The Fund could lose money on investments in debt securities if the issuer or borrower fails to meet its obligations to make interest payments and/or to repay principal in a timely manner. Changes in an issuer’s financial strength, the market’s perception of such strength or in the credit rating of the issuer or the security may affect the value of debt securities. The Adviser’s credit analysis may fail to anticipate such changes, which could result in buying a debt security at an inopportune time or failing to sell a debt security in advance of a price decline or other credit event.
Liquidity Risk. The Fund may be unable to sell illiquid investments at the time or price it desires and, as a result, could lose its entire investment in such investments. Liquid securities can become illiquid during periods of market stress. If a significant amount of the Fund’s securities become illiquid, the Fund may not be able to timely pay redemption proceeds and may need to sell securities at significantly reduced prices.
Management Risk. The Fund is actively managed and depends heavily on the Adviser’s judgment about markets, interest rates or the attractiveness, relative values, liquidity, or potential appreciation of particular investments made for the Fund’s portfolio. The Fund could experience losses if these judgments prove to be incorrect. Additionally, legislative, regulatory, or tax developments may adversely affect management of the Fund and, therefore, the ability of the Fund to achieve its investment objective.
Market Risk. The market values of the Fund’s investments, and therefore the value of the Fund’s shares, will go up and down, sometimes rapidly or unpredictably. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole. Individual stock prices tend to go up and down more dramatically than those of certain other types of investments, such as bonds. During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by the Fund will rise in value.
Money Market Fund Risk. Although the Fund seeks to preserve the value of your investment at $1.00 per share, you may lose money by investing in the Fund. The share price of money market funds can fall below the $1.00 share price. You should not rely on or expect the Fund’s adviser or its affiliates to enter into support agreements or take other actions to maintain the Fund’s $1.00 share price. The credit quality of the Fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the Fund’s share price. The Fund’s share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. Furthermore, amendments to money market fund regulations could impact the Fund’s operations and possibly negatively impact its return.
Repurchase Agreement Risk. If the seller of a repurchase agreement defaults or otherwise does not fulfill its obligations, the Fund may incur delays and losses arising from selling the underlying securities, enforcing its rights, or declining collateral value.
U.S. Government Obligations Risk. Obligations of U.S. Government agencies and authorities receive varying levels of support and may not be backed by the full faith and credit of the U.S. Government, which could affect the Fund’s ability to recover should they default. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so.
Yield Risk. The Fund’s yield will vary as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in other securities. When interest rates are very low, the Fund’s expenses could absorb all or a portion of the Fund’s income and yield. Additionally, inflation may outpace and diminish investment returns over time.
Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The Fund's past performance is not necessarily an indication of its future performance. Updated performance information is available on the Fund's Web site at www.invesco.com/us.

Annual Total Returns
Reserve Class year-to-date (ended September 30, 2015): 0.02%
Best Quarter (ended December 31, 2006): 1.08%
Worst Quarter (ended March 31, 2010, March 31, 2011, March 31, 2013, March 31, 2014, June 30, 2014, September 30, 2014 and December 31, 2014): 0.00%
Average Annual Total Returns (for the periods ended December 31, 2014)
	1 Year	5 Years	10 Years
Reserve Class: Inception (1/4/1999)	0.01%	0.02%	1.11%

Management of the Fund
Investment Adviser: Invesco Advisers, Inc.
Purchase and Sale of Fund Shares
You may purchase or redeem shares of a Fund on any business day the Fund is open through your financial intermediary, by telephone at (800) 659-1005, or through Liquidity LinkSM.
6                                  Short-Term Investment Trust

The minimum investments for Reserve Class fund accounts are as follows:
For Tax-Free Cash Reserve Portfolio
Initial Investments Per Fund Account*	$10,000

Additional Investments Per Fund Account	No minimum

For Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio and Government TaxAdvantage Portfolio
Initial Investments Per Fund Account*	$1,000

Additional Investments Per Fund Account	No minimum

*	An intermediary may aggregate its master accounts and subaccounts to satisfy the minimum investment requirement.
Tax Information
The Fund’s distributions generally are taxable to you as ordinary income, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account, in which case your distributions generally will be taxed when withdrawn from the tax-deferred account.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and the Fund’s distributor or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s Web site for more information.

Government & Agency Portfolio
Investment Objective(s)
The Fund’s investment objective is to provide current income consistent with preservation of capital and liquidity.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Class:	Reserve
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class:	Reserve
Management Fees	0.10%

Distribution and/or Service (12b-1) Fees	1.00

Other Expenses	0.03

Total Annual Fund Operating Expenses	1.13

Fee Waiver and/or Expense Reimbursement[1]	0.13

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.00

1	Invesco Distributors, Inc. (Invesco Distributors) has contractually agreed to waive 0.13% of Rule 12b-1 distribution plan payments. Unless Invesco Distributors continues the fee waiver agreement, it will terminate on December 31, 2016. The fee waiver agreement cannot be terminated during its term.
Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The
Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain equal to the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement in the first year and the Total Annual Fund Operating Expenses thereafter. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
	1 Year	3 Years	5 Years	10 Years
Reserve	$102	$346	$610	$1,363

Principal Investment Strategies of the Fund
The Fund invests at least 99.5% of its total assets in cash, Government Securities, and repurchase agreements collateralized by cash or Government Securities. Government Security generally means any security issued or guaranteed as to principal or interest by the U.S. Government or certain of its agencies or instrumentalities; or any certificate of deposit for any of the foregoing. The Fund considers repurchase agreements with the Federal Reserve Bank of New York to be U.S. Government securities for purposes of the Fund’s investment policies.
The Fund will limit investments to those securities that are Eligible Securities as defined by applicable regulations at the time of purchase.
The Fund is a Government Money Market Fund, as defined by Rule 2a-7, that seeks to maintain a stable price of $1.00 per share by using the amortized cost method to value portfolio securities and rounding the share value to the nearest cent. The Fund invests in conformity with SEC rules and regulation requirements for money market funds for the quality, maturity, diversification and liquidity of investments. The Fund invests only in U.S. dollar denominated securities maturing within 397 days of the date of purchase, with certain exceptions permitted by applicable regulations. The Fund maintains a dollar-weighted average portfolio maturity of no more than 60 days, and a dollar-weighted average portfolio maturity as determined without exceptions regarding certain interest rate adjustments under Rule 2a-7 of no more than 120 days. Each investment must be determined to present minimal credit risks by the Adviser pursuant to guidelines approved by the Board, and must be an Eligible Security.
In selecting securities for the Fund’s portfolio, the portfolio managers focus on securities that offer safety, liquidity, and a competitive yield. The Adviser conducts a credit analysis of each potential issuer prior to the purchase of its securities.
The portfolio managers normally hold portfolio securities to maturity, but may sell a security when they deem it advisable, such as when market or credit factors materially change.
Principal Risks of Investing in the Fund
As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, you may lose money by investing in the Fund. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:
Debt Securities Risk. The prices of debt securities held by the Fund will be affected by changes in interest rates, the creditworthiness of the issuer and other factors. An increase in prevailing interest rates typically causes the value of existing debt securities to fall and often has a greater impact on longer-duration debt securities and higher quality debt securities. Falling interest rates will cause the Fund to reinvest the proceeds of debt securities that have been repaid by the issuer at lower interest rates. Falling interest rates may also reduce the Fund’s distributable income because interest payments on floating rate debt instruments held by the Fund will decline. The Fund could lose money on investments in debt securities if the issuer or borrower fails to meet its obligations to make interest payments and/or to
7                                  Short-Term Investment Trust

repay principal in a timely manner. Changes in an issuer’s financial strength, the market’s perception of such strength or in the credit rating of the issuer or the security may affect the value of debt securities. The Adviser’s credit analysis may fail to anticipate such changes, which could result in buying a debt security at an inopportune time or failing to sell a debt security in advance of a price decline or other credit event.
Liquidity Risk. The Fund may be unable to sell illiquid investments at the time or price it desires and, as a result, could lose its entire investment in such investments. Liquid securities can become illiquid during periods of market stress. If a significant amount of the Fund’s securities become illiquid, the Fund may not be able to timely pay redemption proceeds and may need to sell securities at significantly reduced prices.
Management Risk. The Fund is actively managed and depends heavily on the Adviser’s judgment about markets, interest rates or the attractiveness, relative values, liquidity, or potential appreciation of particular investments made for the Fund’s portfolio. The Fund could experience losses if these judgments prove to be incorrect. Additionally, legislative, regulatory, or tax developments may adversely affect management of the Fund and, therefore, the ability of the Fund to achieve its investment objective.
Market Risk. The market values of the Fund’s investments, and therefore the value of the Fund’s shares, will go up and down, sometimes rapidly or unpredictably. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole. Individual stock prices tend to go up and down more dramatically than those of certain other types of investments, such as bonds. During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by the Fund will rise in value.
Money Market Fund Risk. Although the Fund seeks to preserve the value of your investment at $1.00 per share, you may lose money by investing in the Fund. The share price of money market funds can fall below the $1.00 share price. You should not rely on or expect the Fund’s adviser or its affiliates to enter into support agreements or take other actions to maintain the Fund’s $1.00 share price. The credit quality of the Fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the Fund’s share price. The Fund’s share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. Furthermore, amendments to money market fund regulations could impact the Fund’s operations and possibly negatively impact its return.
Repurchase Agreement Risk. If the seller of a repurchase agreement defaults or otherwise does not fulfill its obligations, the Fund may incur delays and losses arising from selling the underlying securities, enforcing its rights, or declining collateral value.
U.S. Government Obligations Risk. Obligations of U.S. Government agencies and authorities receive varying levels of support and may not be backed by the full faith and credit of the U.S. Government, which could affect the Fund’s ability to recover should they default. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so.
Yield Risk. The Fund’s yield will vary as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in other securities. When interest rates are very low, the Fund’s expenses could absorb all or a portion of the Fund’s income and yield. Additionally, inflation may outpace and diminish investment returns over time.
Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The Fund's past performance is not necessarily an indication of its future performance. Updated performance information is available on the Fund's Web site at www.invesco.com/us.

Annual Total Returns
Reserve Class year-to-date (ended September 30, 2015): 0.03%
Best Quarter (ended December 31, 2006): 1.10%
Worst Quarter (ended March 31, 2010, March 31, 2011, March 31, 2013, June 30, 2014, September 30, 2014 and December 31, 2014): 0.00%
Average Annual Total Returns (for the periods ended December 31, 2014)
	1 Year	5 Years	10 Years
Reserve Class: Inception (1/26/2000)	0.01%	0.02%	1.20%

Management of the Fund
Investment Adviser: Invesco Advisers, Inc.
Purchase and Sale of Fund Shares
You may purchase or redeem shares of a Fund on any business day the Fund is open through your financial intermediary, by telephone at (800) 659-1005, or through Liquidity LinkSM.
The minimum investments for Reserve Class fund accounts are as follows:
For Tax-Free Cash Reserve Portfolio
Initial Investments Per Fund Account*	$10,000

Additional Investments Per Fund Account	No minimum

For Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio and Government TaxAdvantage Portfolio
Initial Investments Per Fund Account*	$1,000

Additional Investments Per Fund Account	No minimum

*	An intermediary may aggregate its master accounts and subaccounts to satisfy the minimum investment requirement.
Tax Information
The Fund’s distributions generally are taxable to you as ordinary income, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account, in which case your distributions generally will be taxed when withdrawn from the tax-deferred account.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and the Fund’s distributor or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s Web site for more information.

Government TaxAdvantage Portfolio
Investment Objective(s)
The Fund’s investment objective is to provide current income consistent with preservation of capital and liquidity.
8                                  Short-Term Investment Trust

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Class:	Reserve
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class:	Reserve
Management Fees	0.20%

Distribution and/or Service (12b-1) Fees	1.00

Other Expenses	0.13

Total Annual Fund Operating Expenses	1.33

Fee Waiver and/or Expense Reimbursement[1,2]	0.32

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.01

1	Invesco Distributors, Inc. (Invesco Distributors) has contractually agreed to waive 0.13% of Rule 12b-1 distribution plan payments. Unless Invesco Distributors continues the fee waiver agreement, it will terminate on December 31, 2016. The fee waiver agreement cannot be terminated during its term.
2	Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed in the SAI) of Reserve Class shares to 1.01% (after Rule 12b-1 fee waiver) of the Fund's average daily net assets. Unless Invesco continues the fee waiver agreement, it will terminate on December 31, 2016. The fee waiver agreement cannot be terminated during its term.
Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain equal to the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement in the first year and the Total Annual Fund Operating Expenses thereafter. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
	1 Year	3 Years	5 Years	10 Years
Reserve	$103	$390	$698	$1,574

Principal Investment Strategies of the Fund
The Fund invests at least 99.5% of its total assets in cash and Government Securities. Government Security generally means any security issued or guaranteed as to principal or interest by the U.S. Government or certain of its agencies or instrumentalities; or any certificate of deposit for any of the foregoing. At the present time, the Fund has no current intention to invest in securities other than direct obligations of the U.S. Treasury and Agency Securities.
The Fund will limit investments to those securities that are Eligible Securities as defined by applicable regulations at the time of purchase.
The Fund also seeks to distribute dividends that are exempt from state and local taxation in many states.
The Fund is a Government Money Market Fund, as defined by Rule 2a-7, that seeks to maintain a stable price of $1.00 per share by using the amortized cost method to value portfolio securities and rounding the share value to the nearest cent. The Fund invests in conformity with SEC rules and regulation requirements for money market funds for the quality, maturity, diversification and liquidity of investments. The Fund invests only in U.S. dollar denominated securities maturing within 397 days of the date of purchase, with certain exceptions permitted by applicable regulations. The Fund maintains a dollar-weighted average portfolio maturity of no more than 60 days, and a dollar-weighted average portfolio maturity as determined without exceptions regarding certain interest rate adjustments under Rule 2a-7 of no more than 120 days. Each investment must be determined to present minimal credit risks by the Adviser pursuant to guidelines approved by the Board, and must be an Eligible Security.
In selecting securities for the Fund’s portfolio, the portfolio managers focus on securities that offer safety, liquidity, and a competitive yield. The Adviser conducts a credit analysis of each potential issuer prior to the purchase of its securities.
The portfolio managers normally hold portfolio securities to maturity, but may sell a security when they deem it advisable, such as when market or credit factors materially change.
Principal Risks of Investing in the Fund
As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, you may lose money by investing in the Fund. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:
Debt Securities Risk. The prices of debt securities held by the Fund will be affected by changes in interest rates, the creditworthiness of the issuer and other factors. An increase in prevailing interest rates typically causes the value of existing debt securities to fall and often has a greater impact on longer-duration debt securities and higher quality debt securities. Falling interest rates will cause the Fund to reinvest the proceeds of debt securities that have been repaid by the issuer at lower interest rates. Falling interest rates may also reduce the Fund’s distributable income because interest payments on floating rate debt instruments held by the Fund will decline. The Fund could lose money on investments in debt securities if the issuer or borrower fails to meet its obligations to make interest payments and/or to repay principal in a timely manner. Changes in an issuer’s financial strength, the market’s perception of such strength or in the credit rating of the issuer or the security may affect the value of debt securities. The Adviser’s credit analysis may fail to anticipate such changes, which could result in buying a debt security at an inopportune time or failing to sell a debt security in advance of a price decline or other credit event.
Liquidity Risk. The Fund may be unable to sell illiquid investments at the time or price it desires and, as a result, could lose its entire investment in such investments. Liquid securities can become illiquid during periods of market stress. If a significant amount of the Fund’s securities become illiquid, the Fund may not be able to timely pay redemption proceeds and may need to sell securities at significantly reduced prices.
Management Risk. The Fund is actively managed and depends heavily on the Adviser’s judgment about markets, interest rates or the attractiveness, relative values, liquidity, or potential appreciation of particular investments made for the Fund’s portfolio. The Fund could experience losses if these judgments prove to be incorrect. Additionally, legislative, regulatory, or tax developments may adversely affect management of the Fund and, therefore, the ability of the Fund to achieve its investment objective.
Market Risk. The market values of the Fund’s investments, and therefore the value of the Fund’s shares, will go up and down, sometimes rapidly or unpredictably. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole. Individual stock prices tend to go up and down more dramatically than those of certain other types of investments, such as bonds. During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by the Fund will rise in value.
9                                  Short-Term Investment Trust

Money Market Fund Risk. Although the Fund seeks to preserve the value of your investment at $1.00 per share, you may lose money by investing in the Fund. The share price of money market funds can fall below the $1.00 share price. You should not rely on or expect the Fund’s adviser or its affiliates to enter into support agreements or take other actions to maintain the Fund’s $1.00 share price. The credit quality of the Fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the Fund’s share price. The Fund’s share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. Furthermore, amendments to money market fund regulations could impact the Fund’s operations and possibly negatively impact its return.
U.S. Government Obligations Risk. Obligations of U.S. Government agencies and authorities receive varying levels of support and may not be backed by the full faith and credit of the U.S. Government, which could affect the Fund’s ability to recover should they default. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so.
Yield Risk. The Fund’s yield will vary as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in other securities. When interest rates are very low, the Fund’s expenses could absorb all or a portion of the Fund’s income and yield. Additionally, inflation may outpace and diminish investment returns over time.
Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The Fund's past performance is not necessarily an indication of its future performance. Updated performance information is available on the Fund's Web site at www.invesco.com/us.

Annual Total Returns
Reserve Class year-to-date (ended September 30, 2015): 0.09%
Best Quarter (ended December 31, 2006): 1.07%
Worst Quarter (ended March 31, 2010, September 30, 2014 and December 31, 2014): 0.00%
Average Annual Total Returns (for the periods ended December 31, 2014)
	1 Year	5 Years	10 Years
Reserve Class: Inception (6/23/2003)	0.03%	0.03%	1.16%

Management of the Fund
Investment Adviser: Invesco Advisers, Inc.
Purchase and Sale of Fund Shares
You may purchase or redeem shares of a Fund on any business day the Fund is open through your financial intermediary, by telephone at (800) 659-1005, or through Liquidity LinkSM.
The minimum investments for Reserve Class fund accounts are as follows:
For Tax-Free Cash Reserve Portfolio
Initial Investments Per Fund Account*	$10,000

Additional Investments Per Fund Account	No minimum

For Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio and Government TaxAdvantage Portfolio
Initial Investments Per Fund Account*	$1,000

Additional Investments Per Fund Account	No minimum

*	An intermediary may aggregate its master accounts and subaccounts to satisfy the minimum investment requirement.
Tax Information
The Fund’s distributions generally are taxable to you as ordinary income, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account, in which case your distributions generally will be taxed when withdrawn from the tax-deferred account.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and the Fund’s distributor or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s Web site for more information.

Tax-Free Cash Reserve Portfolio
Investment Objective(s)
The Fund’s investment objective is to provide tax-exempt income consistent with preservation of capital and liquidity.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Class:	Reserve
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class:	Reserve
Management Fees	0.24%

Distribution and/or Service (12b-1) Fees	1.00

Other Expenses	0.07

Total Annual Fund Operating Expenses	1.31

Fee Waiver and/or Expense Reimbursement[1,2]	0.19

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.12

1	Invesco Distributors, Inc. (Invesco Distributors) has contractually agreed to waive 0.13% of Rule 12b-1 distribution plan payments. Unless Invesco Distributors continues the fee waiver agreement, it will terminate on December 31, 2016. The fee waiver agreement cannot be terminated during its term.
2	Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed in the SAI) of Reserve Class shares to 1.12% (after Rule 12b-1 fee waiver) of the Fund's average daily net assets. Unless Invesco continues the fee waiver agreement, it will terminate on December 31, 2016. The fee waiver agreement cannot be terminated during its term.
Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The
10                                  Short-Term Investment Trust

Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain equal to the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement in the first year and the Total Annual Fund Operating Expenses thereafter. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
	1 Year	3 Years	5 Years	10 Years
Reserve	$114	$396	$700	$1,562

Principal Investment Strategies of the Fund
The Fund invests under normal circumstances at least 80% of its net assets (plus any borrowings for investment purposes) in debt securities that (i) pay interest that is excluded from gross income for federal income tax purposes, and (ii) do not produce income that will be considered to be an item of preference for purposes of the alternative minimum tax. While the Fund’s distributions are primarily exempt from federal income tax, a portion of the Fund’s distributions may be subject to the federal alternative minimum tax and state and local taxes.
In complying with the 80% investment requirement, the Fund may include other instruments that have economic characteristics similar to the Fund's direct investments that are counted toward the 80% investment requirement.
The Fund will limit investments to those securities that are Eligible Securities as defined by applicable regulations at the time of purchase.
The Fund invests primarily in high quality U.S. dollar-denominated short-term debt obligations, including: (i) municipal securities; (ii) tax-exempt commercial paper; and (iii) cash equivalents. These securities may have credit and liquidity enhancements provided by banks, insurance companies or other financial institutions. Municipal securities include debt obligations of states, territories and possessions of the United States and the District of Columbia, their political subdivisions, agencies and instrumentalities, authorities thereof, and multi-state agencies, issued to obtain funds for various public purposes. Municipal lease obligations, synthetic municipal securities and certain types of industrial revenue bonds are treated as municipal securities.
Other securities held by the Fund may be structured with demand features which have the effect of shortening the security’s maturity.
The Fund is a money market fund that seeks to maintain a stable price of $1.00 per share by using the amortized cost method to value portfolio securities and rounding the share value to the nearest cent. The Fund invests in conformity with SEC rules and regulation requirements for money market funds for the quality, maturity, diversification and liquidity of investments. The Fund invests only in U.S. dollar denominated securities maturing within 397 days of the date of purchase, with certain exceptions permitted by applicable regulations. The Fund maintains a dollar-weighted average portfolio maturity of no more than 60 days, and a dollar-weighted average portfolio maturity as determined without exceptions regarding certain interest rate adjustments under Rule 2a-7 of no more than 120 days. Each investment must be determined to present minimal credit risks by the Adviser pursuant to guidelines approved by the Board, and must be an Eligible Security.
The Fund may invest in U.S. dollar-denominated foreign securities. Some of the Fund’s investments, although U.S. dollar-denominated, may be subject to foreign credit exposure.
The Fund may also invest in daily and weekly variable-rate demand notes.
In selecting securities for the Fund’s portfolio, the portfolio managers focus on securities that offer safety, liquidity, and a competitive yield. The Adviser conducts a credit analysis of each potential issuer prior to the purchase of its securities.
The portfolio managers normally hold portfolio securities to maturity, but may sell a security when they deem it advisable, such as when market or credit factors materially change.
Principal Risks of Investing in the Fund
As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, you may lose money by investing in the Fund. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:
Banking and Financial Services Industry Focus Risk. From time to time, the Fund may invest more than 25% of its assets in unsecured bank instruments, including but not limited to certificates of deposit and time deposits, or securities that may have guarantees or credit and liquidity enhancements provided by banks, insurance companies or other financial institutions. To the extent the Fund focuses its investments in these instruments or securities, the Fund’s performance will depend on the overall condition of those industries and the individual banks and financial institutions in which the Fund invests (directly or indirectly), the supply of short-term financing, changes in government regulation, changes in interest rates, and economic downturns in the United States and abroad.
Debt Securities Risk. The prices of debt securities held by the Fund will be affected by changes in interest rates, the creditworthiness of the issuer and other factors. An increase in prevailing interest rates typically causes the value of existing debt securities to fall and often has a greater impact on longer-duration debt securities and higher quality debt securities. Falling interest rates will cause the Fund to reinvest the proceeds of debt securities that have been repaid by the issuer at lower interest rates. Falling interest rates may also reduce the Fund’s distributable income because interest payments on floating rate debt instruments held by the Fund will decline. The Fund could lose money on investments in debt securities if the issuer or borrower fails to meet its obligations to make interest payments and/or to repay principal in a timely manner. Changes in an issuer’s financial strength, the market’s perception of such strength or in the credit rating of the issuer or the security may affect the value of debt securities. The Adviser’s credit analysis may fail to anticipate such changes, which could result in buying a debt security at an inopportune time or failing to sell a debt security in advance of a price decline or other credit event.
Foreign Securities and Credit Exposure Risk. U.S. dollar-denominated securities carrying foreign credit exposure may be affected by unfavorable political, economic or governmental developments that could affect payments of principal and interest. Furthermore, the Fund's foreign investments may be adversely affected by political and social instability, changes in economic or taxation policies, difficulty in enforcing obligations, decreased liquidity or increased volatility. Foreign investments also involve the risk of the possible seizure, nationalization or expropriation of the issuer or foreign deposits (in which the Fund could lose its entire investments in a certain market) and the possible adoption of foreign governmental restrictions such as exchange controls.
Liquidity Risk. The Fund may be unable to sell illiquid investments at the time or price it desires and, as a result, could lose its entire investment in such investments. Liquid securities can become illiquid during periods of market stress. If a significant amount of the Fund’s securities become illiquid, the Fund may not be able to timely pay redemption proceeds and may need to sell securities at significantly reduced prices.
Management Risk. The Fund is actively managed and depends heavily on the Adviser’s judgment about markets, interest rates or the attractiveness, relative values, liquidity, or potential appreciation of particular investments made for the Fund’s portfolio. The Fund could experience losses if these judgments prove to be incorrect. Additionally, legislative,
11                                  Short-Term Investment Trust

regulatory, or tax developments may adversely affect management of the Fund and, therefore, the ability of the Fund to achieve its investment objective.
Market Risk. The market values of the Fund’s investments, and therefore the value of the Fund’s shares, will go up and down, sometimes rapidly or unpredictably. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole. Individual stock prices tend to go up and down more dramatically than those of certain other types of investments, such as bonds. During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by the Fund will rise in value.
Money Market Fund Risk. Although the Fund seeks to preserve the value of your investment at $1.00 per share, you may lose money by investing in the Fund. The share price of money market funds can fall below the $1.00 share price. You should not rely on or expect the Fund’s adviser or its affiliates to enter into support agreements or take other actions to maintain the Fund’s $1.00 share price. The credit quality of the Fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the Fund’s share price. The Fund’s share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. Furthermore, amendments to money market fund regulations could impact the Fund’s operations and possibly negatively impact its return.
Municipal Securities Risk. The risk of a municipal obligation generally depends on the financial and credit status of the issuer. Constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives, and the issuer’s regional economic conditions may affect the municipal security’s value, interest payments, repayment of principal and the Fund’s ability to sell the security. Failure of a municipal security issuer to comply with applicable tax requirements may make income paid thereon taxable, resulting in a decline in the security’s value. In addition, there could be changes in applicable tax laws or tax treatments that reduce or eliminate the current federal income tax exemption on municipal securities or otherwise adversely affect the current federal or state tax status of municipal securities.
U.S. Government Obligations Risk. Obligations of U.S. Government agencies and authorities receive varying levels of support and may not be backed by the full faith and credit of the U.S. Government, which could affect the Fund’s ability to recover should they default. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so.
Variable-Rate Demand Notes Risk. The absence of an active secondary market for certain variable and floating rate notes could make it difficult to dispose of these instruments, which could result in a loss.
Yield Risk. The Fund’s yield will vary as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in other securities. When interest rates are very low, the Fund’s expenses could absorb all or a portion of the Fund’s income and yield. Additionally, inflation may outpace and diminish investment returns over time.
Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The Fund's past performance is not necessarily an indication of its future performance. Updated performance information is available on the Fund's Web site at www.invesco.com/us.

Annual Total Returns
Reserve Class year-to-date (ended September 30, 2015): 0.05%
Best Quarter (ended June 30, 2007 and September 30, 2007): 0.67%
Worst Quarter (ended March 31, 2010, March 31, 2011, September 30, 2014 and December 31, 2014): 0.00%
Average Annual Total Returns (for the periods ended December 31, 2014)
	1 Year	5 Years	10 Years
Reserve Class: Inception (6/1/1999)	0.03%	0.04%	0.77%

Management of the Fund
Investment Adviser: Invesco Advisers, Inc.
Purchase and Sale of Fund Shares
You may purchase or redeem shares of a Fund on any business day the Fund is open through your financial intermediary, by telephone at (800) 659-1005, or through Liquidity LinkSM.
The minimum investments for Reserve Class fund accounts are as follows:
For Tax-Free Cash Reserve Portfolio
Initial Investments Per Fund Account*	$10,000

Additional Investments Per Fund Account	No minimum

For Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio and Government TaxAdvantage Portfolio
Initial Investments Per Fund Account*	$1,000

Additional Investments Per Fund Account	No minimum

*	An intermediary may aggregate its master accounts and subaccounts to satisfy the minimum investment requirement.
Tax Information
The Fund’s distributions primarily are exempt from regular federal income tax. A portion of these distributions, however, may be subject to the federal alternative minimum tax and state and local taxes. The Fund may also make distributions that are taxable to you as ordinary income.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and the Fund’s distributor or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s Web site for more information.
12                                  Short-Term Investment Trust

Investment Objective(s), Strategies, Risks and Portfolio Holdings

Liquid Assets Portfolio
Objective(s) and Strategies
The Fund’s investment objective is to provide current income consistent with preservation of capital and liquidity. The Fund’s investment objective may be changed by the Board without shareholder approval.
The Fund invests primarily in high-quality U.S. dollar-denominated short-term debt obligations, including: (i) securities issued by the U.S. Government or its agencies; (ii) certificates of deposit and time deposits from U.S. or foreign banks; (iii) repurchase agreements; (iv) commercial paper; and (v) municipal securities.
The Fund may engage in repurchase agreement transactions that are collateralized by cash or government securities. In addition, it may engage in repurchase agreement transactions that are collateralized by nongovernment securities such as equity securities and fixed income securities that are rated investment grade and below investment grade by nationally recognized statistical rating organizations or unrated securities of comparable quality. The Fund considers repurchase agreements with the Federal Reserve Bank of New York to be U.S. Government securities for purposes of the Fund’s investment policies.
The Fund will limit investments to those securities that are Eligible Securities as defined by applicable regulations at the time of purchase.
As permitted by Rule 2a-7, the Fund seeks to maintain a stable price of $1.00 per share by using the amortized cost method to value portfolio securities and rounding the share value to the nearest cent. The Fund invests in conformity with SEC rules and regulation requirements for money market funds for the quality, maturity, diversification and liquidity of investments. The Fund invests only in U.S. dollar denominated securities maturing within 397 days of the date of purchase, with certain exceptions permitted by applicable regulations. The Fund maintains a dollar-weighted average portfolio maturity of no more than 60 days, and a dollar-weighted average portfolio maturity as determined without exceptions regarding certain interest rate adjustments under Rule 2a-7 of no more than 120 days. Each investment must be determined to present minimal credit risks by the Adviser pursuant to guidelines approved by the Board, and must be an Eligible Security.
The Fund may invest up to 50% of its total assets in U.S. dollar-denominated foreign securities. Some of the Fund’s investments, although U.S. dollar-denominated, may be subject to foreign credit exposure.
The Fund may also invest in daily and weekly variable-rate demand notes.
In selecting securities for the Fund’s portfolio, the portfolio managers focus on securities that offer safety, liquidity, and a competitive yield. The Adviser conducts a credit analysis of each potential issuer prior to the purchase of its securities.
The portfolio managers normally hold portfolio securities to maturity, but may sell a security when they deem it advisable, such as when market or credit factors materially change.
The Fund may, from time to time, take temporary defensive positions by holding cash, shortening the Fund’s dollar-weighted average portfolio maturity or investing in other securities that are Eligible Securities for purchase by money market funds as described in the Fund’s Statement of Additional Information (SAI), in anticipation of or in response to adverse market, economic, political or other conditions. If the Fund’s portfolio managers do so, different factors could affect the Fund’s performance and the Fund may not achieve its investment objective.
The Fund’s investments in the types of securities and other investments described in this prospectus vary from time to time, and, at any time, the Fund may not be invested in all of the types of securities and other investments described in this prospectus. The Fund may also invest in securities and other investments not described in this prospectus.
For more information, see “Description of the Funds and Their Investments and Risks” in the Fund’s SAI.
Risks
The principal risks of investing in the Fund are:
Banking and Financial Services Industry Focus Risk. From time to time, the Fund may invest more than 25% of its assets in unsecured bank instruments, including but not limited to certificates of deposit and time deposits, or securities that may have guarantees or credit and liquidity enhancements provided by banks, insurance companies or other financial institutions. To the extent the Fund focuses its investments in these instruments or securities, the Fund’s performance will depend on the overall condition of those industries and the individual banks and financial institutions in which the Fund invests (directly or indirectly). Financial services companies may be dependent on the supply of short-term financing. The value of bank instruments and securities of issuers in the banking and financial services industry, or guaranteed by such issuers, can be affected by and sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad. The risk of holding bank instruments is also directly tied to the risk of insolvency or bankruptcy of the issuing banks, which risk may be higher for larger or more complex financial institutions that combine traditional, commercial and investment banking.
Debt Securities Risk. The prices of debt securities held by the Fund will be affected by changes in interest rates, the creditworthiness of the issuer and other factors. An increase in prevailing interest rates typically causes the value of existing debt securities to fall and often has a greater impact on longer-duration debt securities and higher quality debt securities. Falling interest rates will cause the Fund to reinvest the proceeds of debt securities that have been repaid by the issuer at lower interest rates. Falling interest rates may also reduce the Fund’s distributable income because interest payments on floating rate debt instruments held by the Fund will decline. The Fund could lose money on investments in debt securities if the issuer or borrower fails to meet its obligations to make interest payments and/or to repay principal in a timely manner. If an issuer seeks to restructure the terms of its borrowings or the Fund is required to seek recovery upon a default in the payment of interest or the repayment of principal, the Fund may incur additional expenses. Changes in an issuer’s financial strength, the market’s perception of such strength or in the credit rating of the issuer or the security may affect the value of debt securities. The Adviser’s credit analysis may fail to anticipate such changes, which could result in buying a debt security at an inopportune time or failing to sell a debt security in advance of a price decline or other credit event.
Foreign Securities and Credit Exposure Risk. U.S. dollar-denominated securities carrying foreign credit exposure may be affected by unfavorable political, economic or governmental developments that could affect payments of principal and interest. Furthermore, the value of the Fund’s foreign investments may be adversely affected by political and social instability in their home countries, by changes in economic or taxation policies in those countries, or by the difficulty in enforcing obligations in those countries. Foreign companies generally may be subject to less stringent regulations than U.S. companies, including financial reporting requirements and auditing and accounting controls. As a result, there generally is less publicly available information about foreign companies than about U.S. companies. Trading in many foreign securities may be less liquid and more volatile than U.S. securities due to the size of the market or other factors.
Liquidity Risk. The Fund may be unable to sell illiquid investments at the time or price it desires and, as a result, could lose its entire investment in such investments. An investment may be illiquid due to a lack of trading volume in the investment or if the investment is privately placed and not traded in any public market or is otherwise restricted from trading. Certain
13                                  Short-Term Investment Trust

restricted securities require special registration and pose valuation difficulties. Liquid securities can become illiquid during periods of market stress. If a significant amount of the Fund’s securities become illiquid, the Fund may not be able to timely pay redemption proceeds and may need to sell securities at significantly reduced prices.
Management Risk. The Fund is actively managed and depends heavily on the Adviser’s judgment about markets, interest rates or the attractiveness, relative values, liquidity, or potential appreciation of particular investments made for the Fund’s portfolio. The Fund could experience losses if these judgments prove to be incorrect. There can be no guarantee that the Adviser’s investment techniques or investment decisions will produce the desired results. Additionally, legislative, regulatory, or tax developments may affect the investments or investment strategies available to the investment manager in connection with managing the Fund, which may also adversely affect the ability of the Fund to achieve its investment objective.
Market Risk. The market values of the Fund’s investments, and therefore the value of the Fund’s shares, will go up and down, sometimes rapidly or unpredictably. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole. The value of the Fund’s investments may go up or down due to general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, or adverse investor sentiment generally. The value of the Fund’s investments may also go up or down due to factors that affect an individual issuer or a particular industry or sector, such as changes in production costs and competitive conditions within an industry. Individual stock prices tend to go up and down more dramatically than those of certain other types of investments, such as bonds. During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by the Fund will rise in value.
Money Market Fund Risk. Although the Fund seeks to preserve the value of your investment at $1.00 per share, you may lose money by investing in the Fund. The share price of money market funds can fall below the $1.00 share price. You should not rely on or expect the Fund’s adviser or its affiliates to enter into support agreements or take other actions to maintain the Fund’s $1.00 share price. The credit quality of the Fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the Fund’s share price. The Fund’s share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. To the extent the Fund holds cash or cash equivalents rather than securities in which it primarily invests or uses to manage risk, the Fund may not achieve its investment objectives and may underperform. Furthermore, amendments to money market fund regulations could impact the Fund’s operations and possibly negatively impact its return.
Municipal Securities Risk. The risk of a municipal obligation generally depends on the financial and credit status of the issuer. Constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives, and the issuer’s regional economic conditions may affect the municipal security’s value, interest payments, repayment of principal and the Fund’s ability to sell the security. Municipal obligations may be more susceptible to downgrades or defaults during recessions or similar periods of economic stress. Municipal securities structured as revenue bonds are generally not backed by the taxing power of the issuing municipality but rather the revenue from the particular project or entity for which the bonds were issued. If the Internal Revenue Service determines that an issuer of a municipal security has not complied with applicable tax requirements, interest from the security could be treated as taxable, which could result in a decline in the security’s value. In addition, there could be changes in applicable tax laws or tax treatments that reduce or eliminate the current federal income tax exemption on municipal securities or otherwise adversely affect the current federal or state tax status of municipal securities.
Repurchase Agreement Risk. If the seller of a repurchase agreement defaults or otherwise does not fulfill its obligations, the Fund may incur delays and losses arising from selling the underlying securities, enforcing its rights, or declining collateral value. These risks are magnified to the extent that a repurchase agreement is secured by securities other than cash or U.S. Government securities.
U.S. Government Obligations Risk. Obligations of U.S. Government agencies and authorities receive varying levels of support and may not be backed by the full faith and credit of the U.S. Government, which could affect the Fund’s ability to recover should they default. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so.
Variable-Rate Demand Notes Risk. The absence of an active secondary market for certain variable and floating rate notes could make it difficult to dispose of these instruments, and a portfolio could suffer a loss if the issuer defaults during periods in which a portfolio is not entitled to exercise its demand rights.
Yield Risk. The Fund’s yield will vary as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in other securities. When interest rates are very low, the Fund’s expenses could absorb all or a portion of the Fund’s income and yield. Additionally, inflation may outpace and diminish investment returns over time.
STIC Prime Portfolio
Objective(s) and Strategies
The Fund’s investment objective is to provide current income consistent with preservation of capital and liquidity. The Fund’s investment objective may be changed by the Board without shareholder approval.
The Fund invests in high-quality U.S. dollar denominated obligations with maturities of 60 days or less, including: (i) securities issued by the U.S. Government or its agencies; (ii) certificates of deposit and time deposits from U.S. or foreign banks; (iii) repurchase agreements; (iv) commercial paper; and (v) municipal securities.
The Fund may engage in repurchase agreement transactions that are collateralized by cash or government securities. In addition, it may engage in repurchase agreement transactions that are collateralized by nongovernment securities such as equity securities and fixed income securities that are rated investment grade and below investment grade by nationally recognized statistical rating organizations or unrated securities of comparable quality.
The Fund will limit investments to those securities that are Eligible Securities as defined by applicable regulations at the time of purchase.
As permitted by Rule 2a-7, the Fund seeks to maintain a stable price of $1.00 per share by using the amortized cost method to value portfolio securities and rounding the share value to the nearest cent. The Fund invests in conformity with SEC rules and regulation requirements for money market funds for the quality, maturity, diversification and liquidity of investments. The Fund invests only in U.S. dollar denominated securities maturing within 60 days of the date of purchase, with certain exceptions permitted by applicable regulations. The Fund maintains a dollar-weighted average portfolio maturity of no more than 60 days, and a dollar-weighted average portfolio maturity as determined without exceptions regarding certain interest rate adjustments under Rule 2a-7 of no more than 60 days. Each investment must be determined to present minimal credit risks by the Adviser pursuant to guidelines approved by the Board, and must be an Eligible Security.
The Fund may invest in U.S. dollar-denominated foreign securities. Some of the Fund's investments, although U.S. dollar-denominated, may be subject to foreign credit exposure.
The Fund may also invest in daily and weekly variable-rate demand notes.
14                                  Short-Term Investment Trust

In selecting securities for the Fund’s portfolio, the portfolio managers focus on securities that offer safety, liquidity, and a competitive yield. The Adviser conducts a credit analysis of each potential issuer prior to the purchase of its securities.
The portfolio managers normally hold portfolio securities to maturity, but may sell a security when they deem it advisable, such as when market or credit factors materially change.
The Fund may, from time to time, take temporary defensive positions by holding cash, shortening the Fund’s dollar-weighted average portfolio maturity or investing in other securities that are Eligible Securities for purchase by money market funds as described in the Fund’s Statement of Additional Information (SAI), in anticipation of or in response to adverse market, economic, political or other conditions. If the Fund’s portfolio managers do so, different factors could affect the Fund’s performance and the Fund may not achieve its investment objective.
The Fund’s investments in the types of securities and other investments described in this prospectus vary from time to time, and, at any time, the Fund may not be invested in all of the types of securities and other investments described in this prospectus. The Fund may also invest in securities and other investments not described in this prospectus.
For more information, see “Description of the Funds and Their Investments and Risks” in the Fund’s SAI.
Risks
The principal risks of investing in the Fund are:
Banking and Financial Services Industry Focus Risk. From time to time, the Fund may invest more than 25% of its assets in unsecured bank instruments, including but not limited to certificates of deposit and time deposits, or securities that may have guarantees or credit and liquidity enhancements provided by banks, insurance companies or other financial institutions. To the extent the Fund focuses its investments in these instruments or securities, the Fund’s performance will depend on the overall condition of those industries and the individual banks and financial institutions in which the Fund invests (directly or indirectly). Financial services companies may be dependent on the supply of short-term financing. The value of bank instruments and securities of issuers in the banking and financial services industry, or guaranteed by such issuers, can be affected by and sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad. The risk of holding bank instruments is also directly tied to the risk of insolvency or bankruptcy of the issuing banks, which risk may be higher for larger or more complex financial institutions that combine traditional, commercial and investment banking.
Debt Securities Risk. The prices of debt securities held by the Fund will be affected by changes in interest rates, the creditworthiness of the issuer and other factors. An increase in prevailing interest rates typically causes the value of existing debt securities to fall and often has a greater impact on longer-duration debt securities and higher quality debt securities. Falling interest rates will cause the Fund to reinvest the proceeds of debt securities that have been repaid by the issuer at lower interest rates. Falling interest rates may also reduce the Fund’s distributable income because interest payments on floating rate debt instruments held by the Fund will decline. The Fund could lose money on investments in debt securities if the issuer or borrower fails to meet its obligations to make interest payments and/or to repay principal in a timely manner. If an issuer seeks to restructure the terms of its borrowings or the Fund is required to seek recovery upon a default in the payment of interest or the repayment of principal, the Fund may incur additional expenses. Changes in an issuer’s financial strength, the market’s perception of such strength or in the credit rating of the issuer or the security may affect the value of debt securities. The Adviser’s credit analysis may fail to anticipate such changes, which could result in buying a debt security at an inopportune time or failing to sell a debt security in advance of a price decline or other credit event.
Foreign Securities and Credit Exposure Risk. U.S. dollar-denominated securities carrying foreign credit exposure may be affected by unfavorable political, economic or governmental developments that could affect payments of principal and interest. Furthermore, the value of the Fund’s foreign investments may be adversely affected by political and social instability in their home countries, by changes in economic or taxation policies in those countries, or by the difficulty in enforcing obligations in those countries. Foreign companies generally may be subject to less stringent regulations than U.S. companies, including financial reporting requirements and auditing and accounting controls. As a result, there generally is less publicly available information about foreign companies than about U.S. companies. Trading in many foreign securities may be less liquid and more volatile than U.S. securities due to the size of the market or other factors.
Liquidity Risk. The Fund may be unable to sell illiquid investments at the time or price it desires and, as a result, could lose its entire investment in such investments. An investment may be illiquid due to a lack of trading volume in the investment or if the investment is privately placed and not traded in any public market or is otherwise restricted from trading. Certain restricted securities require special registration and pose valuation difficulties. Liquid securities can become illiquid during periods of market stress. If a significant amount of the Fund’s securities become illiquid, the Fund may not be able to timely pay redemption proceeds and may need to sell securities at significantly reduced prices.
Management Risk. The Fund is actively managed and depends heavily on the Adviser’s judgment about markets, interest rates or the attractiveness, relative values, liquidity, or potential appreciation of particular investments made for the Fund’s portfolio. The Fund could experience losses if these judgments prove to be incorrect. There can be no guarantee that the Adviser’s investment techniques or investment decisions will produce the desired results. Additionally, legislative, regulatory, or tax developments may affect the investments or investment strategies available to the investment manager in connection with managing the Fund, which may also adversely affect the ability of the Fund to achieve its investment objective.
Market Risk. The market values of the Fund’s investments, and therefore the value of the Fund’s shares, will go up and down, sometimes rapidly or unpredictably. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole. The value of the Fund’s investments may go up or down due to general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, or adverse investor sentiment generally. The value of the Fund’s investments may also go up or down due to factors that affect an individual issuer or a particular industry or sector, such as changes in production costs and competitive conditions within an industry. Individual stock prices tend to go up and down more dramatically than those of certain other types of investments, such as bonds. During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by the Fund will rise in value.
Money Market Fund Risk. Although the Fund seeks to preserve the value of your investment at $1.00 per share, you may lose money by investing in the Fund. The share price of money market funds can fall below the $1.00 share price. You should not rely on or expect the Fund’s adviser or its affiliates to enter into support agreements or take other actions to maintain the Fund’s $1.00 share price. The credit quality of the Fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the Fund’s share price. The Fund’s share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. To the extent the Fund holds cash or cash equivalents rather than securities in which it primarily invests or uses to manage risk, the Fund may not achieve its investment objectives
15                                  Short-Term Investment Trust

and may underperform. Furthermore, amendments to money market fund regulations could impact the Fund’s operations and possibly negatively impact its return.
Municipal Securities Risk. The risk of a municipal obligation generally depends on the financial and credit status of the issuer. Constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives, and the issuer’s regional economic conditions may affect the municipal security’s value, interest payments, repayment of principal and the Fund’s ability to sell the security. Municipal obligations may be more susceptible to downgrades or defaults during recessions or similar periods of economic stress. Municipal securities structured as revenue bonds are generally not backed by the taxing power of the issuing municipality but rather the revenue from the particular project or entity for which the bonds were issued. If the Internal Revenue Service determines that an issuer of a municipal security has not complied with applicable tax requirements, interest from the security could be treated as taxable, which could result in a decline in the security’s value. In addition, there could be changes in applicable tax laws or tax treatments that reduce or eliminate the current federal income tax exemption on municipal securities or otherwise adversely affect the current federal or state tax status of municipal securities.
Repurchase Agreement Risk. If the seller of a repurchase agreement defaults or otherwise does not fulfill its obligations, the Fund may incur delays and losses arising from selling the underlying securities, enforcing its rights, or declining collateral value. These risks are magnified to the extent that a repurchase agreement is secured by securities other than cash or U.S. Government securities.
U.S. Government Obligations Risk. Obligations of U.S. Government agencies and authorities receive varying levels of support and may not be backed by the full faith and credit of the U.S. Government, which could affect the Fund’s ability to recover should they default. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so.
Variable-Rate Demand Notes Risk. The absence of an active secondary market for certain variable and floating rate notes could make it difficult to dispose of these instruments, and a portfolio could suffer a loss if the issuer defaults during periods in which a portfolio is not entitled to exercise its demand rights.
Yield Risk. The Fund’s yield will vary as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in other securities. When interest rates are very low, the Fund’s expenses could absorb all or a portion of the Fund’s income and yield. Additionally, inflation may outpace and diminish investment returns over time.
Treasury Portfolio
Objective(s) and Strategies
The Fund’s investment objective is to provide current income consistent with preservation of capital and liquidity. The Fund’s investment objective may be changed by the Board without shareholder approval.
The Fund invests under normal circumstances at least 80% of its net assets (plus any borrowings for investment purposes) in direct obligations of the U.S. Treasury including bills, notes and bonds, and repurchase agreements secured by those obligations. The Fund invests at least 99.5% of its total assets in cash, Government Securities, and repurchase agreements collateralized by cash or Government Securities. Government Security generally means any security issued or guaranteed as to principal or interest by the U.S. Government or certain of its agencies or instrumentalities; or any certificate of deposit for any of the foregoing. The Fund considers repurchase agreements with the Federal Reserve Bank of New York to be U.S. Government securities for purposes of the Fund’s investment policies.
The Fund will limit investments to those securities that are Eligible Securities as defined by applicable regulations at the time of purchase.
The Fund is a Government Money Market Fund as defined by Rule 2a-7. As permitted by Rule 2a-7, the Fund seeks to maintain a stable price of $1.00 per share by using the amortized cost method to value portfolio securities and rounding the share value to the nearest cent. The Fund invests in conformity with SEC rules and regulation requirements for money market funds for the quality, maturity, diversification and liquidity of investments. The Fund invests only in U.S. dollar denominated securities maturing within 397 days of the date of purchase, with certain exceptions permitted by applicable regulations. The Fund maintains a dollar-weighted average portfolio maturity of no more than 60 days, and a dollar-weighted average portfolio maturity as determined without exceptions regarding certain interest rate adjustments under Rule 2a-7 of no more than 120 days. Each investment must be determined to present minimal credit risks by the Adviser pursuant to guidelines approved by the Board, and must be an Eligible Security.
In selecting securities for the Fund’s portfolio, the portfolio managers focus on securities that offer safety, liquidity, and a competitive yield. The Adviser conducts a credit analysis of each potential issuer prior to the purchase of its securities.
The portfolio managers normally hold portfolio securities to maturity, but may sell a security when they deem it advisable, such as when market or credit factors materially change.
The Fund may, from time to time, take temporary defensive positions by holding cash, shortening the Fund’s dollar-weighted average portfolio maturity or investing in other securities that are Eligible Securities for purchase by money market funds as described in the Fund’s Statement of Additional Information (SAI), in anticipation of or in response to adverse market, economic, political or other conditions. If the Fund’s portfolio managers do so, different factors could affect the Fund’s performance and the Fund may not achieve its investment objective.
The Fund’s investments in the types of securities and other investments described in this prospectus vary from time to time, and, at any time, the Fund may not be invested in all of the types of securities and other investments described in this prospectus. The Fund may also invest in securities and other investments not described in this prospectus.
For more information, see “Description of the Funds and Their Investments and Risks” in the Fund’s SAI.
Risks
The principal risks of investing in the Fund are:
Debt Securities Risk. The prices of debt securities held by the Fund will be affected by changes in interest rates, the creditworthiness of the issuer and other factors. An increase in prevailing interest rates typically causes the value of existing debt securities to fall and often has a greater impact on longer-duration debt securities and higher quality debt securities. Falling interest rates will cause the Fund to reinvest the proceeds of debt securities that have been repaid by the issuer at lower interest rates. Falling interest rates may also reduce the Fund’s distributable income because interest payments on floating rate debt instruments held by the Fund will decline. The Fund could lose money on investments in debt securities if the issuer or borrower fails to meet its obligations to make interest payments and/or to repay principal in a timely manner. If an issuer seeks to restructure the terms of its borrowings or the Fund is required to seek recovery upon a default in the payment of interest or the repayment of principal, the Fund may incur additional expenses. Changes in an issuer’s financial strength, the market’s perception of such strength or in the credit rating of the issuer or the security may affect the value of debt securities. The Adviser’s credit analysis may fail to anticipate such changes, which could result in buying a debt security at an inopportune time or failing to sell a debt security in advance of a price decline or other credit event.
Liquidity Risk. The Fund may be unable to sell illiquid investments at the time or price it desires and, as a result, could lose its entire investment in such investments. An investment may be illiquid due to a lack of trading volume in the investment or if the investment is privately placed and not
16                                  Short-Term Investment Trust

traded in any public market or is otherwise restricted from trading. Certain restricted securities require special registration and pose valuation difficulties. Liquid securities can become illiquid during periods of market stress. If a significant amount of the Fund’s securities become illiquid, the Fund may not be able to timely pay redemption proceeds and may need to sell securities at significantly reduced prices.
Management Risk. The Fund is actively managed and depends heavily on the Adviser’s judgment about markets, interest rates or the attractiveness, relative values, liquidity, or potential appreciation of particular investments made for the Fund’s portfolio. The Fund could experience losses if these judgments prove to be incorrect. There can be no guarantee that the Adviser’s investment techniques or investment decisions will produce the desired results. Additionally, legislative, regulatory, or tax developments may affect the investments or investment strategies available to the investment manager in connection with managing the Fund, which may also adversely affect the ability of the Fund to achieve its investment objective.
Market Risk. The market values of the Fund’s investments, and therefore the value of the Fund’s shares, will go up and down, sometimes rapidly or unpredictably. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole. The value of the Fund’s investments may go up or down due to general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, or adverse investor sentiment generally. The value of the Fund’s investments may also go up or down due to factors that affect an individual issuer or a particular industry or sector, such as changes in production costs and competitive conditions within an industry. Individual stock prices tend to go up and down more dramatically than those of certain other types of investments, such as bonds. During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by the Fund will rise in value.
Money Market Fund Risk. Although the Fund seeks to preserve the value of your investment at $1.00 per share, you may lose money by investing in the Fund. The share price of money market funds can fall below the $1.00 share price. You should not rely on or expect the Fund’s adviser or its affiliates to enter into support agreements or take other actions to maintain the Fund’s $1.00 share price. The credit quality of the Fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the Fund’s share price. The Fund’s share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. To the extent the Fund holds cash or cash equivalents rather than securities in which it primarily invests or uses to manage risk, the Fund may not achieve its investment objectives and may underperform. Furthermore, amendments to money market fund regulations could impact the Fund’s operations and possibly negatively impact its return.
Repurchase Agreement Risk. If the seller of a repurchase agreement defaults or otherwise does not fulfill its obligations, the Fund may incur delays and losses arising from selling the underlying securities, enforcing its rights, or declining collateral value.
U.S. Government Obligations Risk. Obligations of U.S. Government agencies and authorities receive varying levels of support and may not be backed by the full faith and credit of the U.S. Government, which could affect the Fund’s ability to recover should they default. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so.
Yield Risk. The Fund’s yield will vary as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in other securities. When interest rates are very low, the Fund’s expenses could absorb all or a portion of the Fund’s income and yield. Additionally, inflation may outpace and diminish investment returns over time.
Government & Agency Portfolio
Objective(s) and Strategies
The Fund’s investment objective is to provide current income consistent with preservation of capital and liquidity. The Fund’s investment objective may be changed by the Board without shareholder approval.
The Fund invests at least 99.5% of its total assets in cash, Government Securities, and repurchase agreements collateralized by cash or Government Securities. Government Security generally means any security issued or guaranteed as to principal or interest by the U.S. Government or certain of its agencies or instrumentalities; or any certificate of deposit for any of the foregoing. The Fund considers repurchase agreements with the Federal Reserve Bank of New York to be U.S. Government securities for purposes of the Fund’s investment policies.
The Fund will limit investments to those securities that are Eligible Securities as defined by applicable regulations at the time of purchase.
The Fund is a Government Money Market Fund as defined by Rule 2a-7. As permitted by Rule 2a-7, the Fund seeks to maintain a stable price of $1.00 per share by using the amortized cost method to value portfolio securities and rounding the share value to the nearest cent. The Fund invests in conformity with SEC rules and regulation requirements for money market funds for the quality, maturity, diversification and liquidity of investments. The Fund invests only in U.S. dollar denominated securities maturing within 397 days of the date of purchase, with certain exceptions permitted by applicable regulations. The Fund maintains a dollar-weighted average portfolio maturity of no more than 60 days, and a dollar-weighted average portfolio maturity as determined without exceptions regarding certain interest rate adjustments under Rule 2a-7 of no more than 120 days. Each investment must be determined to present minimal credit risks by the Adviser pursuant to guidelines approved by the Board, and must be an Eligible Security.
In selecting securities for the Fund’s portfolio, the portfolio managers focus on securities that offer safety, liquidity, and a competitive yield. The Adviser conducts a credit analysis of each potential issuer prior to the purchase of its securities.
The portfolio managers normally hold portfolio securities to maturity, but may sell a security when they deem it advisable, such as when market or credit factors materially change.
The Fund may, from time to time, take temporary defensive positions by holding cash, shortening the Fund’s dollar-weighted average portfolio maturity or investing in other securities that are Eligible Securities for purchase by money market funds as described in the Fund’s Statement of Additional Information (SAI), in anticipation of or in response to adverse market, economic, political or other conditions. If the Fund’s portfolio managers do so, different factors could affect the Fund’s performance and the Fund may not achieve its investment objective.
The Fund’s investments in the types of securities and other investments described in this prospectus vary from time to time, and, at any time, the Fund may not be invested in all of the types of securities and other investments described in this prospectus. The Fund may also invest in securities and other investments not described in this prospectus.
For more information, see “Description of the Funds and Their Investments and Risks” in the Fund’s SAI.
Risks
The principal risks of investing in the Fund are:
Debt Securities Risk. The prices of debt securities held by the Fund will be affected by changes in interest rates, the creditworthiness of the issuer and other factors. An increase in prevailing interest rates typically causes the value of existing debt securities to fall and often has a greater impact on longer-duration debt securities and higher quality debt securities. Falling interest rates will cause the Fund to reinvest the proceeds of debt securities that have been repaid by the issuer at lower interest rates. Falling interest rates may also reduce the Fund’s distributable income because interest payments on floating rate debt instruments held by the Fund will decline.
17                                  Short-Term Investment Trust

The Fund could lose money on investments in debt securities if the issuer or borrower fails to meet its obligations to make interest payments and/or to repay principal in a timely manner. If an issuer seeks to restructure the terms of its borrowings or the Fund is required to seek recovery upon a default in the payment of interest or the repayment of principal, the Fund may incur additional expenses. Changes in an issuer’s financial strength, the market’s perception of such strength or in the credit rating of the issuer or the security may affect the value of debt securities. The Adviser’s credit analysis may fail to anticipate such changes, which could result in buying a debt security at an inopportune time or failing to sell a debt security in advance of a price decline or other credit event.
Liquidity Risk. The Fund may be unable to sell illiquid investments at the time or price it desires and, as a result, could lose its entire investment in such investments. An investment may be illiquid due to a lack of trading volume in the investment or if the investment is privately placed and not traded in any public market or is otherwise restricted from trading. Certain restricted securities require special registration and pose valuation difficulties. Liquid securities can become illiquid during periods of market stress. If a significant amount of the Fund’s securities become illiquid, the Fund may not be able to timely pay redemption proceeds and may need to sell securities at significantly reduced prices.
Management Risk. The Fund is actively managed and depends heavily on the Adviser’s judgment about markets, interest rates or the attractiveness, relative values, liquidity, or potential appreciation of particular investments made for the Fund’s portfolio. The Fund could experience losses if these judgments prove to be incorrect. There can be no guarantee that the Adviser’s investment techniques or investment decisions will produce the desired results. Additionally, legislative, regulatory, or tax developments may affect the investments or investment strategies available to the investment manager in connection with managing the Fund, which may also adversely affect the ability of the Fund to achieve its investment objective.
Market Risk. The market values of the Fund’s investments, and therefore the value of the Fund’s shares, will go up and down, sometimes rapidly or unpredictably. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole. The value of the Fund’s investments may go up or down due to general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, or adverse investor sentiment generally. The value of the Fund’s investments may also go up or down due to factors that affect an individual issuer or a particular industry or sector, such as changes in production costs and competitive conditions within an industry. Individual stock prices tend to go up and down more dramatically than those of certain other types of investments, such as bonds. During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by the Fund will rise in value.
Money Market Fund Risk. Although the Fund seeks to preserve the value of your investment at $1.00 per share, you may lose money by investing in the Fund. The share price of money market funds can fall below the $1.00 share price. You should not rely on or expect the Fund’s adviser or its affiliates to enter into support agreements or take other actions to maintain the Fund’s $1.00 share price. The credit quality of the Fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the Fund’s share price. The Fund’s share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. To the extent the Fund holds cash or cash equivalents rather than securities in which it primarily invests or uses to manage risk, the Fund may not achieve its investment objectives and may underperform. Furthermore, amendments to money market fund regulations could impact the Fund’s operations and possibly negatively impact its return.
Repurchase Agreement Risk. If the seller of a repurchase agreement defaults or otherwise does not fulfill its obligations, the Fund may incur delays and losses arising from selling the underlying securities, enforcing its rights, or declining collateral value.
U.S. Government Obligations Risk. Obligations of U.S. Government agencies and authorities receive varying levels of support and may not be backed by the full faith and credit of the U.S. Government, which could affect the Fund’s ability to recover should they default. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so.
Yield Risk. The Fund’s yield will vary as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in other securities. When interest rates are very low, the Fund’s expenses could absorb all or a portion of the Fund’s income and yield. Additionally, inflation may outpace and diminish investment returns over time.
Government TaxAdvantage Portfolio
Objective(s) and Strategies
The Fund’s investment objective is to provide current income consistent with preservation of capital and liquidity. The Fund’s investment objective may be changed by the Board without shareholder approval.
The Fund invests at least 99.5% of its total assets in cash and Government Securities. Government Security generally means any security issued or guaranteed as to principal or interest by the U.S. Government or certain of its agencies or instrumentalities; or any certificate of deposit for any of the foregoing. At the present time, the Fund has no current intention to invest in securities other than direct obligations of the U.S. Treasury and Agency Securities.
The Fund will limit investments to those securities that are Eligible Securities as defined by applicable regulations at the time of purchase.
The Fund also seeks to distribute dividends that are exempt from state and local taxation in many states.
The Fund is a Government Money Market Fund, as defined by Rule 2a-7. As permitted by Rule 2a-7, the Fund seeks to maintain a stable price of $1.00 per share by using the amortized cost method to value portfolio securities and rounding the share value to the nearest cent. The Fund invests in conformity with SEC rules and regulation requirements for money market funds for the quality, maturity, diversification and liquidity of investments. The Fund invests only in U.S. dollar denominated securities maturing within 397 days of the date of purchase, with certain exceptions permitted by applicable regulations. The Fund maintains a dollar-weighted average portfolio maturity of no more than 60 days, and a dollar-weighted average portfolio maturity as determined without exceptions regarding certain interest rate adjustments under Rule 2a-7 of no more than 120 days. Each investment must be determined to present minimal credit risks by the Adviser pursuant to guidelines approved by the Board, and must be an Eligible Security.
In selecting securities for the Fund’s portfolio, the portfolio managers focus on securities that offer safety, liquidity, and a competitive yield. The Adviser conducts a credit analysis of each potential issuer prior to the purchase of its securities.
The portfolio managers normally hold portfolio securities to maturity, but may sell a security when they deem it advisable, such as when market or credit factors materially change.
The Fund may, from time to time, take temporary defensive positions by holding cash, shortening the Fund’s dollar-weighted average portfolio maturity or investing in other securities that are Eligible Securities for purchase by money market funds as described in the Fund’s Statement of Additional Information (SAI), in anticipation of or in response to adverse market, economic, political or other conditions. If the Fund’s portfolio managers do so, different factors could affect the Fund’s performance and the Fund may not achieve its investment objective.
The Fund’s investments in the types of securities and other investments described in this prospectus vary from time to time, and, at any time, the
18                                  Short-Term Investment Trust

Fund may not be invested in all of the types of securities and other investments described in this prospectus. The Fund may also invest in securities and other investments not described in this prospectus.
For more information, see “Description of the Funds and Their Investments and Risks” in the Fund’s SAI.
Risks
The principal risks of investing in the Fund are:
Debt Securities Risk. The prices of debt securities held by the Fund will be affected by changes in interest rates, the creditworthiness of the issuer and other factors. An increase in prevailing interest rates typically causes the value of existing debt securities to fall and often has a greater impact on longer-duration debt securities and higher quality debt securities. Falling interest rates will cause the Fund to reinvest the proceeds of debt securities that have been repaid by the issuer at lower interest rates. Falling interest rates may also reduce the Fund’s distributable income because interest payments on floating rate debt instruments held by the Fund will decline. The Fund could lose money on investments in debt securities if the issuer or borrower fails to meet its obligations to make interest payments and/or to repay principal in a timely manner. If an issuer seeks to restructure the terms of its borrowings or the Fund is required to seek recovery upon a default in the payment of interest or the repayment of principal, the Fund may incur additional expenses. Changes in an issuer’s financial strength, the market’s perception of such strength or in the credit rating of the issuer or the security may affect the value of debt securities. The Adviser’s credit analysis may fail to anticipate such changes, which could result in buying a debt security at an inopportune time or failing to sell a debt security in advance of a price decline or other credit event.
Liquidity Risk. The Fund may be unable to sell illiquid investments at the time or price it desires and, as a result, could lose its entire investment in such investments. An investment may be illiquid due to a lack of trading volume in the investment or if the investment is privately placed and not traded in any public market or is otherwise restricted from trading. Certain restricted securities require special registration and pose valuation difficulties. Liquid securities can become illiquid during periods of market stress. If a significant amount of the Fund’s securities become illiquid, the Fund may not be able to timely pay redemption proceeds and may need to sell securities at significantly reduced prices.
Management Risk. The Fund is actively managed and depends heavily on the Adviser’s judgment about markets, interest rates or the attractiveness, relative values, liquidity, or potential appreciation of particular investments made for the Fund’s portfolio. The Fund could experience losses if these judgments prove to be incorrect. There can be no guarantee that the Adviser’s investment techniques or investment decisions will produce the desired results. Additionally, legislative, regulatory, or tax developments may affect the investments or investment strategies available to the investment manager in connection with managing the Fund, which may also adversely affect the ability of the Fund to achieve its investment objective.
Market Risk. The market values of the Fund’s investments, and therefore the value of the Fund’s shares, will go up and down, sometimes rapidly or unpredictably. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole. The value of the Fund’s investments may go up or down due to general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, or adverse investor sentiment generally. The value of the Fund’s investments may also go up or down due to factors that affect an individual issuer or a particular industry or sector, such as changes in production costs and competitive conditions within an industry. Individual stock prices tend to go up and down more dramatically than those of certain other types of investments, such as bonds. During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by the Fund will rise in value.
Money Market Fund Risk. Although the Fund seeks to preserve the value of your investment at $1.00 per share, you may lose money by investing in the Fund. The share price of money market funds can fall below the $1.00 share price. You should not rely on or expect the Fund’s adviser or its affiliates to enter into support agreements or take other actions to maintain the Fund’s $1.00 share price. The credit quality of the Fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the Fund’s share price. The Fund’s share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. To the extent the Fund holds cash or cash equivalents rather than securities in which it primarily invests or uses to manage risk, the Fund may not achieve its investment objectives and may underperform. Furthermore, amendments to money market fund regulations could impact the Fund’s operations and possibly negatively impact its return.
U.S. Government Obligations Risk. Obligations of U.S. Government agencies and authorities receive varying levels of support and may not be backed by the full faith and credit of the U.S. Government, which could affect the Fund’s ability to recover should they default. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so.
Yield Risk. The Fund’s yield will vary as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in other securities. When interest rates are very low, the Fund’s expenses could absorb all or a portion of the Fund’s income and yield. Additionally, inflation may outpace and diminish investment returns over time.
Tax-Free Cash Reserve Portfolio
Objective(s) and Strategies
The Fund’s investment objective is to provide tax-exempt income consistent with preservation of capital and liquidity. The Fund’s investment objective may be changed by the Board without shareholder approval.
The Fund invests under normal circumstances at least 80% of its net assets (plus any borrowings for investment purposes) in debt securities that (i) pay interest that is excluded from gross income for federal income tax purposes, and (ii) do not produce income that will be considered to be an item of preference for purposes of the alternative minimum tax. While the Fund’s distributions are primarily exempt from federal income tax, a portion of the Fund’s distributions may be subject to the federal alternative minimum tax and state and local taxes.
In complying with the 80% investment requirement, the Fund may include other instruments that have economic characteristics similar to the Fund's direct investments that are counted toward the 80% investment requirement.
The Fund will limit investments to those securities that are Eligible Securities as defined by applicable regulations at the time of purchase.
The Fund invests primarily in high quality U.S. dollar-denominated short-term debt obligations, including: (i) municipal securities; (ii) tax-exempt commercial paper; and (iii) cash equivalents. These securities may have credit and liquidity enhancements provided by banks, insurance companies or other financial institutions. Municipal securities include debt obligations of states, territories and possessions of the United States and the District of Columbia, their political subdivisions, agencies and instrumentalities, authorities thereof, and multi-state agencies, issued to obtain funds for various public purposes. Municipal lease obligations, synthetic municipal securities and certain types of industrial revenue bonds are treated as municipal securities. Synthetic municipal securities include variable rate instruments, which are created when fixed rate bonds are coupled with a third party demand feature.
Other securities held by the Fund may be structured with demand features which have the effect of shortening the security’s maturity.
19                                  Short-Term Investment Trust

As permitted by Rule 2a-7, the Fund seeks to maintain a stable price of $1.00 per share by using the amortized cost method to value portfolio securities and rounding the share value to the nearest cent. The Fund invests in conformity with SEC rules and regulation requirements for money market funds for the quality, maturity, diversification and liquidity of investments. The Fund invests only in U.S. dollar denominated securities maturing within 397 days of the date of purchase, with certain exceptions permitted by applicable regulations. The Fund maintains a dollar-weighted average portfolio maturity of no more than 60 days, and a dollar-weighted average portfolio maturity as determined without exceptions regarding certain interest rate adjustments under Rule 2a-7 of no more than 120 days. Each investment must be determined to present minimal credit risks by the Adviser pursuant to guidelines approved by the Board, and must be an Eligible Security.
The Fund may invest in U.S. dollar-denominated foreign securities. Some of the Fund’s investments, although U.S. dollar-denominated, may be subject to foreign credit exposure.
The Fund may also invest in daily and weekly variable-rate demand notes.
In selecting securities for the Fund’s portfolio, the portfolio managers focus on securities that offer safety, liquidity, and a competitive yield. The Adviser conducts a credit analysis of each potential issuer prior to the purchase of its securities.
The portfolio managers normally hold portfolio securities to maturity, but may sell a security when they deem it advisable, such as when market or credit factors materially change.
The Fund may, from time to time, take temporary defensive positions by holding cash, shortening the Fund’s dollar-weighted average portfolio maturity or investing in other securities that are Eligible Securities for purchase by money market funds as described in the Fund’s Statement of Additional Information (SAI), in anticipation of or in response to adverse market, economic, political or other conditions. If the Fund’s portfolio managers do so, different factors could affect the Fund’s performance and the Fund may not achieve its investment objective.
The Fund’s investments in the types of securities and other investments described in this prospectus vary from time to time, and, at any time, the Fund may not be invested in all of the types of securities and other investments described in this prospectus. The Fund may also invest in securities and other investments not described in this prospectus.
For more information, see “Description of the Funds and Their Investments and Risks” in the Fund’s SAI.
Risks
The principal risks of investing in the Fund are:
Banking and Financial Services Industry Focus Risk. From time to time, the Fund may invest more than 25% of its assets in unsecured bank instruments, including but not limited to certificates of deposit and time deposits, or securities that may have guarantees or credit and liquidity enhancements provided by banks, insurance companies or other financial institutions. To the extent the Fund focuses its investments in these instruments or securities, the Fund’s performance will depend on the overall condition of those industries and the individual banks and financial institutions in which the Fund invests (directly or indirectly). Financial services companies may be dependent on the supply of short-term financing. The value of bank instruments and securities of issuers in the banking and financial services industry, or guaranteed by such issuers, can be affected by and sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad. The risk of holding bank instruments is also directly tied to the risk of insolvency or bankruptcy of the issuing banks, which risk may be higher for larger or more complex financial institutions that combine traditional, commercial and investment banking.
Debt Securities Risk. The prices of debt securities held by the Fund will be affected by changes in interest rates, the creditworthiness of the issuer and other factors. An increase in prevailing interest rates typically causes the value of existing debt securities to fall and often has a greater impact on longer-duration debt securities and higher quality debt securities. Falling interest rates will cause the Fund to reinvest the proceeds of debt securities that have been repaid by the issuer at lower interest rates. Falling interest rates may also reduce the Fund’s distributable income because interest payments on floating rate debt instruments held by the Fund will decline. The Fund could lose money on investments in debt securities if the issuer or borrower fails to meet its obligations to make interest payments and/or to repay principal in a timely manner. If an issuer seeks to restructure the terms of its borrowings or the Fund is required to seek recovery upon a default in the payment of interest or the repayment of principal, the Fund may incur additional expenses. Changes in an issuer’s financial strength, the market’s perception of such strength or in the credit rating of the issuer or the security may affect the value of debt securities. The Adviser’s credit analysis may fail to anticipate such changes, which could result in buying a debt security at an inopportune time or failing to sell a debt security in advance of a price decline or other credit event.
Foreign Securities and Credit Exposure Risk. U.S. dollar-denominated securities carrying foreign credit exposure may be affected by unfavorable political, economic or governmental developments that could affect payments of principal and interest. Furthermore, the value of the Fund’s foreign investments may be adversely affected by political and social instability in their home countries, by changes in economic or taxation policies in those countries, or by the difficulty in enforcing obligations in those countries. Foreign companies generally may be subject to less stringent regulations than U.S. companies, including financial reporting requirements and auditing and accounting controls. As a result, there generally is less publicly available information about foreign companies than about U.S. companies. Trading in many foreign securities may be less liquid and more volatile than U.S. securities due to the size of the market or other factors.
Liquidity Risk. The Fund may be unable to sell illiquid investments at the time or price it desires and, as a result, could lose its entire investment in such investments. An investment may be illiquid due to a lack of trading volume in the investment or if the investment is privately placed and not traded in any public market or is otherwise restricted from trading. Certain restricted securities require special registration and pose valuation difficulties. Liquid securities can become illiquid during periods of market stress. If a significant amount of the Fund’s securities become illiquid, the Fund may not be able to timely pay redemption proceeds and may need to sell securities at significantly reduced prices.
Management Risk. The Fund is actively managed and depends heavily on the Adviser’s judgment about markets, interest rates or the attractiveness, relative values, liquidity, or potential appreciation of particular investments made for the Fund’s portfolio. The Fund could experience losses if these judgments prove to be incorrect. There can be no guarantee that the Adviser’s investment techniques or investment decisions will produce the desired results. Additionally, legislative, regulatory, or tax developments may affect the investments or investment strategies available to the investment manager in connection with managing the Fund, which may also adversely affect the ability of the Fund to achieve its investment objective.
Market Risk. The market values of the Fund’s investments, and therefore the value of the Fund’s shares, will go up and down, sometimes rapidly or unpredictably. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole. The value of the Fund’s investments may go up or down due to general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, or adverse investor sentiment generally. The value of the Fund’s investments may also go up or down due to factors that affect an individual issuer or a particular industry or sector, such as
20                                  Short-Term Investment Trust

changes in production costs and competitive conditions within an industry. Individual stock prices tend to go up and down more dramatically than those of certain other types of investments, such as bonds. During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by the Fund will rise in value.
Money Market Fund Risk. Although the Fund seeks to preserve the value of your investment at $1.00 per share, you may lose money by investing in the Fund. The share price of money market funds can fall below the $1.00 share price. You should not rely on or expect the Fund’s adviser or its affiliates to enter into support agreements or take other actions to maintain the Fund’s $1.00 share price. The credit quality of the Fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the Fund’s share price. The Fund’s share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. To the extent the Fund holds cash or cash equivalents rather than securities in which it primarily invests or uses to manage risk, the Fund may not achieve its investment objectives and may underperform. Furthermore, amendments to money market fund regulations could impact the Fund’s operations and possibly negatively impact its return.
Municipal Securities Risk. The risk of a municipal obligation generally depends on the financial and credit status of the issuer. Constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives, and the issuer’s regional economic conditions may affect the municipal security’s value, interest payments, repayment of principal and the Fund’s ability to sell the security. Municipal obligations may be more susceptible to downgrades or defaults during recessions or similar periods of economic stress. Municipal securities structured as revenue bonds are generally not backed by the taxing power of the issuing municipality but rather the revenue from the particular project or entity for which the bonds were issued. If the Internal Revenue Service determines that an issuer of a municipal security has not complied with applicable tax requirements, interest from the security could be treated as taxable, which could result in a decline in the security’s value. In addition, there could be changes in applicable tax laws or tax treatments that reduce or eliminate the current federal income tax exemption on municipal securities or otherwise adversely affect the current federal or state tax status of municipal securities.
U.S. Government Obligations Risk. Obligations of U.S. Government agencies and authorities receive varying levels of support and may not be backed by the full faith and credit of the U.S. Government, which could affect the Fund’s ability to recover should they default. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so.
Variable-Rate Demand Notes Risk. The absence of an active secondary market for certain variable and floating rate notes could make it difficult to dispose of these instruments, and a portfolio could suffer a loss if the issuer defaults during periods in which a portfolio is not entitled to exercise its demand rights.
Yield Risk. The Fund’s yield will vary as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in other securities. When interest rates are very low, the Fund’s expenses could absorb all or a portion of the Fund’s income and yield. Additionally, inflation may outpace and diminish investment returns over time.
Portfolio Holdings
Information concerning the Funds' portfolio holdings as well as their dollar-weighted average portfolio maturity and dollar-weighted average life to maturity as of the last business day of the preceding month will be posted on their Web site no later than five business days after the end of the month and remain posted on the Web site for six months thereafter.
A description of Fund policies and procedures with respect to the disclosure of Fund portfolio holdings is available in the SAI, which is available at www.invesco.com/us.

Fund Management

The Adviser(s)
Invesco serves as each Fund’s investment adviser. The Adviser manages the investment operations of each Fund as well as other investment portfolios that encompass a broad range of investment objectives, and has agreed to perform or arrange for the performance of each Fund’s day-to-day management. The Adviser is located at 1555 Peachtree Street, N.E., Atlanta, Georgia 30309. The Adviser, as successor in interest to multiple investment advisers, has been an investment adviser since 1976.
Adviser Compensation
During the fiscal year ended August 31, 2015, the Adviser received compensation of 0.12% of Liquid Assets Portfolio’s average daily net assets, after fee waiver and/or expense reimbursement.
During the fiscal year ended August 31, 2015, the Adviser received compensation of 0.03% of STIC Prime Portfolio’s average daily net assets, after fee waiver and/or expense reimbursement.
During the fiscal year ended August 31, 2015, the Adviser received compensation of 0.04% of Treasury Portfolio’s average daily net assets, after fee waiver and/or expense reimbursement.
During the fiscal year ended August 31, 2015, the Adviser received compensation of 0.05% of Government & Agency Portfolio’s average daily net assets, after fee waiver and/or expense reimbursement.
During the fiscal year ended August 31, 2015, the Adviser did not receive any compensation from Government TaxAdvantage Portfolio, after fee waiver and/or expense reimbursement.
During the fiscal year ended August 31, 2015, the Adviser did not receive any compensation from Tax-Free Cash Reserve Portfolio, after fee waiver and/or expense reimbursement.
The Adviser, Invesco Distributors, or one of their affiliates may, from time to time, at their expense out of their own financial resources make cash payments to financial intermediaries for marketing support and/or administrative support. These marketing support payments and administrative support payments are in addition to the payments by the Funds described in this prospectus. Because they are not paid by the Funds, these marketing support payments and administrative support payments will not change the price paid by investors for the purchase of the Funds’ shares or the amount that a Fund will receive as proceeds from such sales. In certain cases these cash payments could be significant to the financial intermediaries. These cash payments may also create an incentive for a financial intermediary to recommend or sell shares of the Funds to its customers. Please contact your financial intermediary for details about any payments they or their firm may receive in connection with the sale of shares of the Funds or the provision of services to the Funds. Also, please see the Funds’ SAI for more information about these types of payments.
A discussion regarding the basis for the Board’s approval of the investment advisory agreement and investment sub-advisory agreements of each Fund is available in each Fund’s most recent annual report to shareholders for the twelve-month period ended August 31.

Other Information

Dividends and Distributions
Liquid Assets Portfolio expects, based on its investment objective and strategies, that its dividends and distributions, if any, will consist primarily of ordinary income.
21                                  Short-Term Investment Trust

STIC Prime Portfolio expects, based on its investment objective and strategies, that its dividends and distributions, if any, will consist primarily of ordinary income.
Treasury Portfolio expects, based on its investment objective and strategies, that its dividends and distributions, if any, will consist primarily of ordinary income.
Government & Agency Portfolio expects, based on its investment objective and strategies, that its dividends and distributions, if any, will consist primarily of ordinary income.
Government TaxAdvantage Portfolio expects, based on its investment objective and strategies, that its dividends and distributions, if any, will consist primarily of ordinary income.
Tax-Free Cash Reserve Portfolio expects, based on its investment objective and strategies, that its dividends and distributions, if any, will consist primarily of tax-exempt income.
Dividends
Liquid Assets Portfolio generally declares dividends, if any, daily and pays them monthly.
STIC Prime Portfolio generally declares dividends, if any, daily and pays them monthly.
Treasury Portfolio generally declares dividends, if any, daily and pays them monthly.
Government & Agency Portfolio generally declares dividends, if any, daily and pays them monthly.
Government TaxAdvantage Portfolio generally declares dividends, if any, daily and pays them monthly.
Tax-Free Cash Reserve Portfolio generally declares dividends, if any, daily and pays them monthly.
Dividends are paid on settled shares of the Liquid Assets Portfolio, Treasury Portfolio, Government & Agency Portfolio and STIC Prime Portfolio as of 5:30 p.m. Eastern Time, and of the Government TaxAdvantage Portfolio and Tax-Free Cash Reserve Portfolio as of 3:30 p.m. Eastern Time (“Settlement Time”). If a Fund closes early on a business day, such Fund will pay dividends on settled shares at such earlier closing time. Generally, shareholders whose purchase orders have been accepted by the Funds prior to the respective Fund’s Settlement Time, or an earlier close time on any day that a Fund closes early, are eligible to receive dividends on that business day. The dividend declared on any day preceding a non-business day or days of a Fund will include the net income accrued on such non-business day or days. Dividends and distributions are reinvested in the form of additional full and fractional shares at net asset value unless the shareholder has elected to have such dividends and distributions paid in cash. See “Pricing of Shares – Timing of Orders” for a description of the Fund’s business days.
Capital Gains Distributions
Liquid Assets Portfolio generally distributes net realized capital gains (including net short-term capital gains), if any, at least annually. The Fund does not expect to realize any long-term capital gains and losses.
STIC Prime Portfolio generally distributes net realized capital gains (including net short-term capital gains), if any, at least annually. The Fund does not expect to realize any long-term capital gains and losses.
Treasury Portfolio generally distributes net realized capital gains (including net short-term capital gains), if any, at least annually. The Fund does not expect to realize any long-term capital gains and losses.
Government & Agency Portfolio generally distributes net realized capital gains (including net short-term capital gains), if any, at least annually. The Fund does not expect to realize any long-term capital gains and losses.
Government TaxAdvantage Portfolio generally distributes net realized capital gains (including net short-term capital gains), if any, at least annually. The Fund does not expect to realize any long-term capital gains and losses.
Tax-Free Cash Reserve Portfolio generally distributes net realized capital gains (including net short-term capital gains), if any, at least annually. The Fund does not expect to realize any long-term capital gains and losses.
22                                  Short-Term Investment Trust

Financial Highlights
The financial highlights table is intended to help you understand each Fund’s financial performance of the Reserve Class shares. Certain information reflects financial results for a single Fund share.
The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions).
This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with a Fund’s financial statements, is included in each Fund’s annual report, which is available upon request.
Reserve Class
	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income to average net assets
Liquid Assets Portfolio
Year ended 08/31/15	$1.00	$0.00	$ 0.00	$0.00	$(0.00)	$ —	$(0.00)	$1.00	0.01%	$156,216	0.21% (c)	1.17% (c)	0.01% (c)
Year ended 08/31/14	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.02	180,015	0.19	1.17	0.02
Year ended 08/31/13	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.02	175,832	0.24	1.17	0.02
Year ended 08/31/12	1.00	0.00	(0.00)	0.00	(0.00)	—	(0.00)	1.00	0.02	97,224	0.27	1.18	0.02
Year ended 08/31/11	1.00	0.00	(0.00)	0.00	(0.00)	—	(0.00)	1.00	0.02	90,227	0.27	1.17	0.02

STIC Prime Portfolio
Year ended 08/31/15	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.04	50,400	0.07 (c)	1.19 (c)	0.10 (c)
Year ended 08/31/14	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.08	15,631	0.06	1.19	0.08
Year ended 08/31/13	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.06	16,254	0.12	1.19	0.07
Year ended 08/31/12	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.07	16,390	0.15	1.20	0.05
Year ended 08/31/11	1.00	0.00	—	0.00	(0.00)	—	(0.00)	1.00	0.02	6,788	0.23	1.19	0.01

Treasury Portfolio
Year ended 08/31/15	1.00	0.00	(0.00)	0.00	(0.00)	—	(0.00)	1.00	0.01	35,604	0.06 (c)	1.17 (c)	0.02 (c)
Year ended 08/31/14	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.01	187,372	0.04	1.17	0.02
Year ended 08/31/13	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.02	106,232	0.09	1.18	0.02
Year ended 08/31/12	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.03	25,206	0.08	1.18	0.02
Year ended 08/31/11	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.02	148,671	0.12	1.18	0.02

Government & Agency Portfolio
Year ended 08/31/15	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.02	307,529	0.08 (c)	1.13 (c)	0.02 (c)
Year ended 08/31/14	1.00	0.00	—	0.00	(0.00)	—	(0.00)	1.00	0.02	311,117	0.06	1.13	0.02
Year ended 08/31/13	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.03	289,171	0.11	1.14	0.02
Year ended 08/31/12	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.02	264,286	0.10	1.13	0.03
Year ended 08/31/11	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.02	70,376	0.16	1.13	0.01

Government TaxAdvantage Portfolio
Year ended 08/31/15	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.02	5,876	0.00 (c)	1.33 (c)	0.08 (c)
Year ended 08/31/14	1.00	0.00	(0.00)	0.00	(0.00)	—	(0.00)	1.00	0.04	704	0.02	1.29	0.03
Year ended 08/31/13	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.03	1,296	0.06	1.20	0.03
Year ended 08/31/12	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.03	1,351	0.07	1.22	0.02
Year ended 08/31/11	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.03	874	0.11	1.26	0.03

Tax-Free Cash Reserve Portfolio
Year ended 08/31/15	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.01	21,775	0.03 (c)	1.31 (c)	0.04 (c)
Year ended 08/31/14	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.05	27,640	0.04	1.30	0.04
Year ended 08/31/13	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.06	32,804	0.10	1.30	0.06
Year ended 08/31/12	1.00	0.00	—	0.00	(0.00)	—	(0.00)	1.00	0.06	25,360	0.13	1.30	0.06
Year ended 08/31/11	1.00	0.00	(0.00)	0.00	(0.00)	—	(0.00)	1.00	0.02	18,284	0.26	1.29	0.03

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(c)	Ratios are based on average daily net assets (000’s omitted) of $146,662, $23,090, $78,590, $317,160, $1,773 and $26,615 for Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio, Government TaxAdvantage Portfolio and Tax-Free Cash Reserve Portfolio, respectively.
23                                  Short-Term Investment Trust

Hypothetical Investment and Expense Information

In connection with the final settlement reached between Invesco and certain of its affiliates with certain regulators, including the New York Attorney General’s Office, the SEC and the Colorado Attorney General’s Office (the settlement) arising out of certain market timing and unfair pricing allegations made against Invesco and certain of its affiliates, Invesco and certain of its affiliates agreed, among other things, to disclose certain hypothetical information regarding investment and expense information to Fund shareholders. The chart below is intended to reflect the annual and cumulative impact of the Fund’s expenses, including investment advisory fees and other Fund costs, on the Fund’s returns over a 10-year period. The example reflects the following:
■	You invest $10,000 in the Fund and hold it for the entire 10-year period;
■	Your investment has a 5% return before expenses each year; and
■	Each Portfolio’s current annual expense ratio includes any applicable contractual fee waiver or expense reimbursement for the period committed.
There is no assurance that the annual expense ratio will be the expense ratio for the Funds’ classes for any of the years shown. This is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios; your actual returns and expenses are likely to differ (higher or lower) from those shown below.
Liquid Assets Portfolio — Reserve Class	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	1.01%	1.17%	1.17%	1.17%	1.17%	1.17%	1.17%	1.17%	1.17%	1.17%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	3.99%	7.97%	12.11%	16.40%	20.86%	25.49%	30.30%	35.29%	40.47%	45.85%
End of Year Balance	$10,399.00	$10,797.28	$11,210.82	$11,640.19	$12,086.01	$12,548.91	$13,029.53	$13,528.56	$14,046.70	$14,584.69
Estimated Annual Expenses	$ 103.01	$ 124.00	$ 128.75	$ 133.68	$ 138.80	$ 144.11	$ 149.63	$ 155.36	$ 161.32	$ 167.49

STIC Prime Portfolio — Reserve Class	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	1.01%	1.19%	1.19%	1.19%	1.19%	1.19%	1.19%	1.19%	1.19%	1.19%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	3.99%	7.95%	12.06%	16.33%	20.77%	25.37%	30.14%	35.10%	40.25%	45.59%
End of Year Balance	$10,399.00	$10,795.20	$11,206.50	$11,633.47	$12,076.70	$12,536.82	$13,014.48	$13,510.33	$14,025.07	$14,559.43
Estimated Annual Expenses	$ 103.01	$ 126.11	$ 130.91	$ 135.90	$ 141.08	$ 146.45	$ 152.03	$ 157.82	$ 163.84	$ 170.08

Treasury Portfolio — Reserve Class	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	1.01%	1.17%	1.17%	1.17%	1.17%	1.17%	1.17%	1.17%	1.17%	1.17%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	3.99%	7.97%	12.11%	16.40%	20.86%	25.49%	30.30%	35.29%	40.47%	45.85%
End of Year Balance	$10,399.00	$10,797.28	$11,210.82	$11,640.19	$12,086.01	$12,548.91	$13,029.53	$13,528.56	$14,046.70	$14,584.69
Estimated Annual Expenses	$ 103.01	$ 124.00	$ 128.75	$ 133.68	$ 138.80	$ 144.11	$ 149.63	$ 155.36	$ 161.32	$ 167.49

Government & Agency Portfolio — Reserve Class	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	1.00%	1.13%	1.13%	1.13%	1.13%	1.13%	1.13%	1.13%	1.13%	1.13%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	4.00%	8.02%	12.21%	16.55%	21.06%	25.74%	30.61%	35.66%	40.91%	46.37%
End of Year Balance	$10,400.00	$10,802.48	$11,220.54	$11,654.77	$12,105.81	$12,574.31	$13,060.93	$13,566.39	$14,091.41	$14,636.75
Estimated Annual Expenses	$ 102.00	$ 119.79	$ 124.43	$ 129.25	$ 134.25	$ 139.44	$ 144.84	$ 150.44	$ 156.27	$ 162.31

Government TaxAdvantage Portfolio — Reserve Class	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	1.01%	1.33%	1.33%	1.33%	1.33%	1.33%	1.33%	1.33%	1.33%	1.33%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	3.99%	7.81%	11.76%	15.86%	20.12%	24.53%	29.10%	33.83%	38.74%	43.84%
End of Year Balance	$10,399.00	$10,780.64	$11,176.29	$11,586.46	$12,011.69	$12,452.51	$12,909.52	$13,383.30	$13,874.47	$14,383.66
Estimated Annual Expenses	$ 103.01	$ 140.84	$ 146.01	$ 151.37	$ 156.93	$ 162.69	$ 168.66	$ 174.85	$ 181.26	$ 187.92

Tax-Free Cash Reserve Portfolio — Reserve Class	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	1.12%	1.31%	1.31%	1.31%	1.31%	1.31%	1.31%	1.31%	1.31%	1.31%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	3.88%	7.71%	11.69%	15.81%	20.08%	24.51%	29.11%	33.87%	38.81%	43.93%
End of Year Balance	$10,388.00	$10,771.32	$11,168.78	$11,580.91	$12,008.24	$12,451.35	$12,910.80	$13,387.21	$13,881.20	$14,393.41
Estimated Annual Expenses	$ 114.17	$ 138.59	$ 143.71	$ 149.01	$ 154.51	$ 160.21	$ 166.12	$ 172.25	$ 178.61	$ 185.20

1	Your actual expenses may be higher or lower than those shown.
24                                  Short-Term Investment Trust

Shareholder Account Information
Each Fund consists of seven classes of shares that share a common investment objective and portfolio of investments. The seven classes differ only with respect to distribution arrangements and any applicable associated Rule 12b-1 fees and expenses.
Distribution and Service (12b-1) Fees
Each Fund has adopted a 12b-1 plan with respect to each class other than the Institutional Class that allows each Fund to pay distribution and service fees to Invesco Distributors, Inc. (the distributor) for the sale and distribution of its shares and fees for services provided to investors. Because each Fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.
Purchasing Shares

Minimum Investments Per Fund Account
The minimum investments for Reserve Class accounts are as follows:
Tax-Free Cash Reserve Portfolio
Class	Initial Investments*	Additional Investments
Reserve Class	$10,000	No minimum

Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio and Government TaxAdvantage Portfolio
Class	Initial Investments*	Additional Investments
Reserve Class	$1,000	No minimum

*	An intermediary may aggregate its master accounts and subaccounts to satisfy the minimum investment requirement.
How to Purchase Shares
Liquid Assets Portfolio, Treasury Portfolio, Government & Agency Portfolio and STIC Prime Portfolio
For Liquid Assets Portfolio, Treasury Portfolio, Government & Agency Portfolio and STIC Prime Portfolio, you may purchase shares using one of the options below. Unless a Fund closes early on a business day, the Funds’ transfer agent will generally accept any purchase order placed until 5:00 p.m. Eastern Time on a business day and may accept a purchase order placed until 5:30 p.m. Eastern Time on a business day. If you wish to place an order between 5:00 p.m. and 5:30 p.m. Eastern Time on a business day, you must place such order by telephone; however, the Funds’ transfer agent reserves the right to reject or limit the amount of orders placed during this time. If a Fund closes early on a business day, the Funds’ transfer agent must receive your purchase order prior to such closing time. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, federal law requires that the Funds verify and record your identifying information.
Government TaxAdvantage Portfolio
You may purchase shares using one of the options below. Unless the Fund closes early on a business day, the Funds’ transfer agent will generally accept any purchase order placed until 3:00 p.m. Eastern Time on a business day and may accept a purchase order placed until 3:30 p.m. Eastern Time on a business day. If you wish to place an order between 3:00 p.m. and 3:30 p.m. Eastern Time on a business day, you must place such order by telephone; however, the Funds’ transfer agent reserves the right to reject or limit the amount of orders placed during this time. If the Fund closes early on a business day, the Funds’ transfer agent must receive your purchase order prior to such closing time. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, federal law requires that the Fund verify and record your identifying information.
Tax-Free Cash Reserve Portfolio
You may purchase shares using one of the options below. Unless the Fund closes early on a business day, the Funds’ transfer agent will generally accept any purchase order placed until 3:00 p.m. Eastern Time on a business day and may accept a purchase order placed until 3:30 p.m. Eastern Time on a business day. If you wish to place an order between 3:00 p.m. and 3:30 p.m. Eastern Time on a business day, you must place such order by telephone; or send your request by a pre-arranged Liquidity Link data transmission however, the Funds’ transfer agent reserves the right to reject or limit the amount of orders placed during this time. If the Fund closes early on a business day, the Funds’ transfer agent must receive your purchase order prior to such closing time. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, federal law requires that the Fund verify and record your identifying information.
Purchase Options
	Opening An Account	Adding To An Account
Through a Financial Intermediary	Contact your financial intermediary	Same
The financial intermediary should forward your completed account application to the Funds’ transfer agent,
Invesco Investment Services, Inc. P.O. Box 219286 Kansas City, MO 64121-9286
The financial intermediary should call the Funds’ transfer agent at (800) 659-1005 to receive an account number.
The intermediary should use the following wire instructions:
The Bank of New York ABA/Routing #: 021000018 DDA: 8900118377 Invesco Investment Services, Inc.
For Further Credit to Your Account #
If you do not know your account # or settle on behalf of multiple accounts, please contact the Funds’ transfer agent for assistance.
By Telephone	Open your account as described above.	Call the Funds’ transfer agent at (800) 659-1005 and wire payment for your purchase order in accordance with the wire instructions noted above.
By Liquidity Link	Open your account as described above.	Complete a Liquidity Link Agreement. Mail the application and agreement to the Funds’ transfer agent. Once your request for this option has been processed, you may place your order via Liquidity Link.

Automatic Dividend and Distribution Investment
All of your dividends and distributions may be paid in cash or reinvested in the same Fund at net asset value. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the same Fund in the form of full and fractional shares at net asset value.
A-1                                  The Invesco Funds
MCF – 12/15

Redeeming Shares
Redemption Fees
Your broker or financial intermediary may charge service fees for handling redemption transactions.
How to Redeem Shares
For Liquid Assets Portfolio, Treasury Portfolio, Government & Agency Portfolio and STIC Prime Portfolio
Through a Financial Intermediary	If placing a redemption request through your financial intermediary, redemption proceeds will be transmitted electronically to your pre-authorized bank account. The Funds’ transfer agent must receive your financial intermediary’s instructions before 5:30 p.m. Eastern Time on a business day in order to effect the redemption on that day. If the financial intermediary wishes to place a redemption order between 5:00 p.m. Eastern Time and 5:30 p.m. Eastern Time on a business day it must do so by telephone.
By Telephone	If placing a redemption request by telephone, you or any person authorized to make account transactions, must call the Funds’ transfer agent before 5:30 p.m. Eastern Time on a business day to effect the redemption transaction on that day.
By Liquidity Link	If placing a redemption request through Liquidity Link, the Funds’ transfer agent must receive your redemption request before 5:00 p.m. Eastern Time on a business day to effect the transaction on that day.

Government TaxAdvantage Portfolio
Through a Financial Intermediary	If placing a redemption request through your financial intermediary, redemption proceeds will be transmitted electronically to your pre-authorized bank account. The Funds’ transfer agent must receive your financial intermediary’s instructions before 3:30 p.m. Eastern Time on a business day in order to effect the redemption on that day. If the financial intermediary wishes to place a redemption order between 3:00 p.m. Eastern Time and 3:30 p.m. Eastern Time on a business day it must do so by telephone.
By Telephone	If placing a redemption request by telephone, you or any person authorized to make account transactions, must call the Funds’ transfer agent before 3:30 p.m. Eastern Time on a business day to effect the redemption transaction on that day.
By Liquidity Link	If placing a redemption request through Liquidity Link, the Funds’ transfer agent must receive your redemption request before 3:00 p.m. Eastern Time on a business day to effect the transaction on that day.

Tax-Free Cash Reserve Portfolio
Through a Financial Intermediary	Contact your financial intermediary. Redemption proceeds will be transmitted electronically to your pre-authorized bank account. The Funds’ transfer agent must receive your financial intermediary’s instructions before 3:30 p.m. Eastern Time in order to effect the redemption at that day’s closing price.
By Telephone	A person who has been authorized to make transactions in the account application may make redemptions by telephone. You must call the Funds’ transfer agent before 3:30 p.m. Eastern Time in order to effect the redemption at that day’s closing price.
By Liquidity Link	If you place your redemption request via Liquidity Link, the Funds’ transfer agent must generally receive your redemption request before 12:30 p.m. Eastern Time in order to effect the redemption at that day’s closing price. Redemption orders of shares placed between 12:30 and 3:30 p.m. Eastern Time must be transmitted by telephone or a pre-arranged data transmission.

Payment of Redemption Proceeds
All redemption orders are processed at the net asset value next determined after the Funds’ transfer agent receives a redemption order.
Liquid Assets Portfolio, Treasury Portfolio, Government & Agency Portfolio and STIC Prime Portfolio
For Liquid Assets Portfolio, Treasury Portfolio, Government & Agency Portfolio and STIC Prime Portfolio, the Funds’ transfer agent will normally wire payment for redemptions received prior to 5:30 p.m. Eastern Time on the business day received, and in any event no more than seven days, after your redemption request is received in good order. However, depending on such factors as market liquidity and the size of the redemption, for a redemption request received by the Funds’ transfer agent between 5:00 p.m. Eastern Time and 5:30 p.m. Eastern Time, proceeds may not be wired until the next business day. If the Funds’ transfer agent receives a redemption request on a business day after 5:30 p.m. Eastern Time, the redemption will be effected at the net asset value of each Fund determined on the next business day, and the Funds’ transfer agent will normally wire redemption proceeds on such next business day, and in any event no more than seven days, after your redemption request is received in good order.
If a Fund exercises its discretion to close early on a business day, as described in the “Pricing of Shares—Timing of Orders” section of this prospectus, the Fund may not provide same day settlement of redemption orders.
Dividends payable up to the date of redemption on redeemed shares will normally be paid or reinvested on the next dividend payment date. However, if all of the shares in your account were redeemed from an individual account or from an aggregate account, you may request that the dividends payable up to the date of redemption accompany the proceeds of the redemption.
Government TaxAdvantage Portfolio
The Funds’ transfer agent will normally wire payment for redemptions received prior to 3:30 p.m. Eastern Time on the business day received, and in any event no more than seven days, after your redemption request is received in good order. However, depending on such factors as market liquidity and the size of the redemption, for a redemption request received by the Funds’ transfer agent between 3:00 p.m. Eastern Time and 3:30 p.m. Eastern Time, proceeds may not be wired until the next business day. If the Funds’ transfer agent receives a redemption request on a business day after 3:30 p.m. Eastern Time, the redemption will be effected at the net asset value of the Fund determined on the next business day, and the Funds’ transfer agent will normally wire redemption proceeds on such next business day, and in any event no more than seven days, after your redemption request is received in good order.
If the Fund exercises its discretion to close early on a business day, as described in the “Pricing of Shares—Timing of Orders” section of this prospectus, the Fund may not provide same day settlement of redemption orders.
Dividends payable up to the date of redemption on redeemed shares will normally be paid or reinvested on the next dividend payment date. However, if all of the shares in your account were redeemed from an individual account or from an aggregate account, you may request that the dividends payable up to the date of redemption accompany the proceeds of the redemption.
Tax-Free Cash Reserve Portfolio
The Funds’ transfer agent will normally wire payment for redemptions received prior to 3:30 p.m. Eastern Time on the business day received, and in any event no more than seven days, after your redemption request is received in good order. However, depending on such factors as market liquidity and the size of the redemption, for a redemption request received by the Funds’ transfer agent between 12:30 p.m. Eastern Time and 3:30 p.m. Eastern Time, proceeds may not be wired until the next business day. If the Funds’ transfer agent receives a redemption request on a business day after 3:30 p.m. Eastern Time, the redemption will be effected at the net asset value of the Fund determined on the next business day, and the Funds’ transfer agent will normally wire redemption proceeds on such next business day, and in any event no more than seven days, after your redemption request is received in good order.
If the Fund exercises its discretion to close early on a business day, as described in the “Pricing of Shares—Timing of Orders” section of this prospectus, the Fund may not provide same day settlement of redemption orders.
A-2                                  The Invesco Funds

Dividends payable up to the date of redemption on redeemed shares will normally be paid or reinvested on the next dividend payment date. However, if all of the shares in your account were redeemed from an individual account or from an aggregate account, you may request that the dividends payable up to the date of redemption accompany the proceeds of the redemption.
Redemptions by Telephone
If you redeem by telephone, the Funds’ transfer agent will transmit the amount of the redemption proceeds electronically to your pre-authorized bank account. The Funds’ transfer agent uses reasonable procedures to confirm that instructions communicated by telephone are genuine, and the Funds and the Funds’ transfer agent are not liable for telephone instructions that are reasonably believed to be genuine.
Redemptions by Liquidity Link
If you redeem via Liquidity Link, the Funds’ transfer agent will transmit your redemption proceeds electronically to your pre-authorized bank account. The Funds and the Funds’ transfer agent are not liable for Liquidity Link instructions that are not genuine.
Suspension of Redemptions
In the event that the Fund, at the end of a business day, has invested less than 10% of its total assets in weekly liquid assets or the Fund’s price per share as computed for the purpose of distribution, redemption and repurchase, rounded to the nearest 1%, has deviated from the stable price established by the Fund’s Board of Trustees (“Board”) or the Board, including a majority of trustees who are not interested persons as defined in the 1940 Act, determines that such a deviation is likely to occur, and the board of trustees, including a majority of trustees who are not interested persons of the Fund, irrevocably has approved the liquidation of the Fund, the Fund’s board of trustees has the authority to suspend redemptions of Fund shares.
Redemptions by the Funds
If a Fund determines that you have not provided a correct Social Security or other tax identification number on your account application, or the Fund is not able to verify your identity as required by law, the Fund may, at its discretion, redeem the account and distribute the proceeds to you.
Rights Reserved by the Funds
Each Fund and its agent reserve the right at any time to:
■	reject or cancel all or any part of any purchase order;
■	modify any terms or conditions related to the purchase or redemption of shares of any Fund; or
■	suspend, change or withdraw all or any part of the offering made by this prospectus.
Pricing of Shares
Determination of Net Asset Value
Liquid Assets Portfolio, Treasury Portfolio, Government & Agency Portfolio and STIC Prime Portfolio
For Liquid Assets Portfolio, Treasury Portfolio, Government & Agency Portfolio and STIC Prime Portfolio, the price of each Fund’s shares is the Fund’s net asset value per share. Each Fund will generally determine the net asset value of its shares at 5:30 p.m. Eastern Time.
If a Fund closes early on a business day, as described below under “Pricing of Shares—Timing of Orders”, the Fund will calculate its net asset value as of the time of such closing.
Each Fund values portfolio securities on the basis of amortized cost, which approximates market value. This method of valuation is designed to enable a Fund to price its shares at $1.00 per share. The Funds cannot guarantee that their net asset value will always remain at $1.00 per share.
Government TaxAdvantage Portfolio and Tax-Free Cash Reserve Portfolio
The price of each Fund’s shares is the Fund’s net asset value per share. Each Fund will generally determine the net asset value of its shares at 3:30 p.m. Eastern Time.
If a Fund closes early on a business day, as described below under “Pricing of Shares—Timing of Orders”, the Fund will calculate its net asset value as of the time of such closing.
Each Fund values portfolio securities on the basis of amortized cost, which approximates market value. This method of valuation is designed to enable a Fund to price its shares at $1.00 per share. The Funds cannot guarantee their net asset value will always remain at $1.00 per share.
Timing of Orders
Each Fund opens for business at 8:30 a.m. Eastern Time. Each Fund prices purchase and redemption orders on each business day at the net asset value calculated after the Funds’ transfer agent receives an order in good form.
A business day is any day that (1) both the Federal Reserve Bank of New York and the Fund’s custodian are open for business and (2) the primary trading markets for the Fund’s portfolio instruments are open and the Fund’s management believes there is an adequate market to meet purchase and redemption requests. Each Fund is authorized not to open for trading on a day that is otherwise a business day if the Securities Industry and Financial Markets Association (SIFMA) recommends that government securities dealers not open for trading; any such day will not be considered a business day. Each Fund also may close early on a business day if the SIFMA recommends that government securities dealers close early.
If the financial intermediary through which you place purchase and redemption orders, in turn, places its orders to the Funds’ transfer agent through the NSCC, the Funds’ transfer agent may not receive those orders until the next business day after the order has been entered into the NSCC.
Each Fund may postpone the right of redemption under unusual circumstances, as allowed by the SEC, such as when the New York Stock Exchange restricts or suspends trading.
Thirty-minutes prior to the Funds’ net asset value determination, Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio, and Government TaxAdvantage Portfolio may, in their discretion, limit or refuse to accept purchase orders and may not provide same-day payment of redemption proceeds.
During the period between 12:30 p.m. Eastern Time and 3:30 p.m. Eastern Time, Tax-Free Cash Reserve Portfolio may, in its discretion, refuse to accept purchase orders and may not provide same-day settlement of redemption orders. On days that a Fund closes early, the Fund may, in its discretion, refuse to accept purchase orders and may not provide same day settlement of redemption orders for such purchases and redemption orders received by the Funds’ transfer agent (i) if the Fund closes after 12:30 p.m. Eastern Time, between 12:30 p.m. Eastern Time and the time the Fund closes, and (ii) if the Fund closes on or before 12:30 p.m. Eastern Time, during the thirty minute period prior to the Fund’s net asset value determination.
Frequent Purchases and Redemptions of Fund Shares
The Board of the Funds has not adopted any policies and procedures that would limit frequent purchases and redemptions of the Funds’ shares. The Board does not believe that it is appropriate to adopt any such policies and procedures for the following reasons:
■	Each Fund is offered to investors as a cash management vehicle; therefore, investors should be able to purchase and redeem shares regularly and frequently.
■	One of the advantages of a money market fund as compared to other investment options is liquidity. Any policy that diminishes the liquidity of a Fund will be detrimental to the continuing operations of the Fund.
A-3                                  The Invesco Funds

■	Each Fund’s portfolio securities are valued on the basis of amortized cost, and the Funds seek to maintain a constant net asset value. As a result, the Funds are not subject to price arbitrage opportunities.
■	Because each Fund seeks to maintain a constant net asset value, investors are more likely to expect to receive the amount they originally invested in the Funds upon redemption than other mutual funds. Imposition of redemption fees would run contrary to investor expectations.
The Board considered the risks of not having a specific policy that limits frequent purchases and redemptions, and it determined that those risks are minimal, especially in light of the reasons for not having such a policy as described above. Nonetheless, to the extent that each Fund must maintain additional cash and/or securities with shorter-term durations than may otherwise be required, the Fund’s yield could be negatively impacted. Moreover, excessive trading activity in the Fund’s shares may cause the Fund to incur increased brokerage and administrative costs.
Each Fund and its agent reserve the right at any time to reject or cancel any part of any purchase order. This could occur if each Fund determines that such purchase may disrupt the Fund’s operation or performance.
Taxes
A Fund intends to qualify each year as a regulated investment company and, as such, is not subject to entity-level tax on the income and gain it distributes to shareholders. If you are a taxable investor, dividends and distributions you receive from a Fund generally are taxable to you whether you reinvest distributions in additional Fund shares or take them in cash. Every year, you will be sent information showing the amount of dividends and distributions you received from a Fund during the prior calendar year. In addition, investors in taxable accounts should be aware of the following basic tax points as supplemented below where relevant:
Fund Tax Basics
■	A Fund earns income generally in the form of interest on its investments. This income, less expenses incurred in the operation of a Fund, constitutes the Fund’s net investment income from which dividends may be paid to you. If you are a taxable investor, distributions of net investment income generally are taxable to you as ordinary income.
■	Distributions of net short-term capital gains are taxable to you as ordinary income. Because a Fund is a money market fund, it does not anticipate realizing any long-term capital gains.
■	None of the dividends paid by a Fund will qualify as qualified dividend income subject to reduced rates of taxation in the case of non-corporate shareholders.
■	Distributions declared to shareholders with a record date in December—if paid to you by the end of January—are taxable for federal income tax purposes as if received in December.
■	Any capital gains realized from redemptions of Fund shares will be subject to federal income tax. For tax purposes, an exchange of your shares for shares of another Fund is the same as a sale. An exchange occurs when the purchase of shares of a Fund is made using the proceeds from a redemption of shares of another Fund and is effectuated on the same day as the redemption. Because a Fund expects to maintain a stable net asset value of $1.00 per share, investors should not have any gain or loss on sale or exchange of Fund shares.
■	By law, if you do not provide a Fund with your proper taxpayer identification number and certain required certifications, you may be subject to backup withholding on any distributions of income, capital gains, or proceeds from the sale of your shares. A Fund also must withhold if the Internal Revenue Service (IRS) instructs it to do so. When withholding is required, the amount will be 28% of any distributions or proceeds paid.
■	You will not be required to include the portion of dividends paid by a Fund derived from interest on U.S. government obligations in your gross income for purposes of personal and, in some cases, corporate income taxes in many state and local tax jurisdictions. The percentage of dividends that constitutes dividends derived from interest on federal obligations will be determined annually. This percentage may differ from the actual percentage of interest received by the Fund on federal obligations for the particular days on which you hold shares.
■	An additional 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends and capital gain distributions received from a Fund and net gains from redemptions or other taxable dispositions of Fund shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds a threshold amount. This Medicare tax, if applicable, is reported by you on, and paid with, your federal income tax return.
■	Fund distributions generally are subject to state and local income taxes.
■	Foreign investors should be aware that U.S. withholding, special certification requirements to avoid U.S. backup withholding and claim any treaty benefits and estate taxes may apply to an investment in a Fund.
■	Under the Foreign Account Tax Compliance Act (FATCA), a Fund will be required to withhold a 30% tax on the following payments or distributions made by the Fund to certain foreign entities, referred to as foreign financial institutions or non-financial foreign entities, that fail to comply (or be deemed compliant) with extensive reporting and withholding requirements designed to inform the U.S. Department of the Treasury of U.S.-owned foreign investment accounts: (a) income dividends and (b) after December 31, 2018, certain capital gain distributions, return of capital distributions and the proceeds arising from the sale of Fund shares. A Fund may disclose the information that it receives from its shareholders to the IRS, non-U.S. taxing authorities or other parties as necessary to comply with FATCA or similar laws. Withholding also may be required if a foreign entity that is a shareholder of a Fund fails to provide the Fund with appropriate certifications or other documentation concerning its status under FATCA.
The above discussion concerning the taxability of Fund dividends and distributions and of redemptions and exchanges of Fund shares is inapplicable to investors that generally are exempt from federal income tax, such as retirement plans that are qualified under Section 401 and 403 of the Code and individual retirement accounts (IRAs) and Roth IRAs.
Tax-Free Cash Reserve Portfolio
■	You will not be required to include the “exempt-interest” portion of dividends paid by the Fund in either your gross income for federal income tax purposes or your net investment income subject to the additional 3.8% Medicare tax. You will be required to report the receipt of exempt-interest dividends and other tax-exempt interest on your federal income tax returns. The percentage of dividends that constitutes exempt-interest dividends will be determined annually. This percentage may differ from the actual percentage of exempt interest received by the Fund for the particular days in which you hold shares.
■	A Fund may invest in municipal securities the interest on which constitutes an item of tax preference and could give rise to a federal alternative minimum tax liability for you, unless such municipal securities were issued in 2009 or 2010.
■	Exempt-interest dividends from interest earned on municipal securities of a state, or its political subdivisions, generally are exempt from that state’s personal income tax. Most states, however, do not grant tax-free treatment to interest from municipal securities of other states.
■	A Fund may invest a portion of its assets in securities that pay income that is not tax-exempt. To the extent that dividends paid by a Fund are derived from taxable investments or realized capital gains, they will be taxable as ordinary income or long-term capital gains.
■	A Fund may distribute to you any market discount and net short-term capital gains from the sale of its portfolio securities. If you are a taxable investor, Fund distributions from this income are taxable to you as ordinary income, and generally will neither qualify for the dividends
A-4                                  The Invesco Funds

received deduction in the case of corporate shareholders nor as qualified dividend income subject to reduced rates of taxation in the case of noncorporate shareholders.
■	Exempt-interest dividends from a Fund are taken into account when determining the taxable portion of your social security or railroad retirement benefits, may be subject to state and local income taxes, may affect the deductibility of interest on certain indebtedness, and may have other collateral federal income tax consequences for you.
■	There are risks that: (a) a security issued as tax-exempt may be reclassified by the IRS or a state tax authority as taxable and/or (b) future legislative, administrative or court actions could adversely impact the qualification of income from a tax-exempt security as tax-free. Such reclassifications or actions could cause interest from a security to become taxable, possibly retroactively, subjecting you to increased tax liability. In addition, such reclassifications or actions could cause the value of a security, and therefore, the value of the Fund’s shares, to decline.
This discussion of “Taxes” is for general information only and not tax advice. All investors should consult their own tax advisers as to the federal, state, local and foreign tax provisions applicable to them.
Important Notice Regarding Delivery of Security Holder Documents
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact the Funds’ transfer agent at 800-959-4246 or contact your financial institution. The Funds’ transfer agent will begin sending you individual copies for each account within thirty days after receiving your request.
A-5                                  The Invesco Funds

Obtaining Additional Information
More information may be obtained free of charge upon request. The SAI, a current version of which is on file with the SEC, contains more details about each Fund and is incorporated by reference into this prospectus (is legally a part of this prospectus). Annual and semi-annual reports to shareholders contain additional information about each Fund’s investments. Each Fund’s annual report also discusses the market conditions and investment strategies that significantly affected each Fund’s performance during its last fiscal year. Each Fund also files its complete schedule of portfolio holdings with the SEC for the 1st and 3rd quarters of each fiscal year on Form N-Q.
If you have questions about an Invesco Fund or your account, or you wish to obtain a free copy of the Fund’s current SAI, annual or semi-annual reports or Form N-Q, please contact us.
By Mail:	Invesco Investment Services, Inc. P.O. Box 219286 Kansas City, MO 64121-9286
By Telephone:	(800) 659-1005
On the Internet:	You can send us a request by e-mail or download prospectuses, SAIs, annual or semi-annual reports via our Web site: www.invesco.com/us
You can also review and obtain copies of each Fund’s SAI, annual or semi-annual reports, Forms N-Q and other information at the SEC’s Public Reference Room in Washington, DC; on the EDGAR database on the SEC’s Web site (http://www.sec.gov); or, after paying a duplicating fee, by sending a letter to the SEC’s Public Reference Section, Washington, DC 20549-1520 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-551-8090 for information about the Public Reference Room.
Liquid Assets Portfolio	Government & Agency Portfolio
STIC Prime Portfolio	Government TaxAdvantage Portfolio
Treasury Portfolio and SEC 1940 Act file number: 811-02729	Tax-Free Cash Reserve Portfolio

invesco.com/us	CM-STIT-PRO-7

Prospectus	December 18, 2015

Liquid Assets Portfolio
STIC Prime Portfolio
Treasury Portfolio
Government & Agency Portfolio
Government TaxAdvantage Portfolio
Tax-Free Cash Reserve Portfolio
Resource Classes
Liquid Assets Portfolio’s investment objective is to provide current income consistent with preservation of capital and liquidity.
STIC Prime Portfolio’s investment objective is to provide current income consistent with preservation of capital and liquidity.
Treasury Portfolio’s investment objective is to provide current income consistent with preservation of capital and liquidity.
Government & Agency Portfolio’s investment objective is to provide current income consistent with preservation of capital and liquidity.
Government TaxAdvantage Portfolio’s investment objective is to provide current income consistent with preservation of capital and liquidity.
Tax-Free Cash Reserve Portfolio’s investment objective is to provide tax-exempt income consistent with preservation of capital and liquidity.
As with all other mutual fund securities, the U.S. Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.
You could lose money by investing in each Fund. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in each Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Each Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. Investments in each Fund are not guaranteed by a bank and investment is not a bank deposit.

                                  Short-Term Investment Trust

Fund Summaries

Liquid Assets Portfolio
Investment Objective(s)
The Fund’s investment objective is to provide current income consistent with preservation of capital and liquidity.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Class:	Resource
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class:	Resource
Management Fees	0.15%

Distribution and/or Service (12b-1) Fees	0.20

Other Expenses	0.02

Total Annual Fund Operating Expenses	0.37

Fee Waiver and/or Expense Reimbursement[1]	0.03

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.34

1	Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed in the SAI) of Resource Class shares to 0.34% of the Fund's average daily net assets. Unless Invesco continues the fee waiver agreement, it will terminate on December 31, 2016. The fee waiver agreement cannot be terminated during its term.
Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain equal to the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement in the first year and the Total Annual Fund Operating Expenses thereafter. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
	1 Year	3 Years	5 Years	10 Years
Resource	$35	$116	$205	$465

Principal Investment Strategies of the Fund
The Fund invests primarily in high-quality U.S. dollar-denominated short-term debt obligations, including: (i) securities issued by the U.S. Government or its agencies; (ii) certificates of deposit and time deposits from U.S. or foreign banks; (iii) repurchase agreements; (iv) commercial paper; and (v) municipal securities.
The Fund may engage in repurchase agreement transactions that are collateralized by cash or government securities. In addition, it may engage in repurchase agreement transactions that are collateralized by nongovernment securities such as equity securities and fixed income securities that are rated investment grade and below investment grade by nationally recognized statistical rating organizations or unrated securities of comparable quality. The Fund considers repurchase agreements with the Federal Reserve Bank of New York to be U.S. Government securities for purposes of the Fund’s investment policies.
The Fund will limit investments to those securities that are Eligible Securities as defined by applicable regulations at the time of purchase.
The Fund is a money market fund that seeks to maintain a stable price of $1.00 per share by using the amortized cost method to value portfolio securities and rounding the share value to the nearest cent. The Fund invests in conformity with Security and Exchange Commission (SEC) rules and regulation requirements for money market funds for the quality, maturity, diversification and liquidity of investments. The Fund invests only in U.S. dollar denominated securities maturing within 397 days of the date of purchase, with certain exceptions permitted by applicable regulations. The Fund maintains a dollar-weighted average portfolio maturity of no more than 60 days, and a dollar-weighted average portfolio maturity as determined without exceptions regarding certain interest rate adjustments under Rule 2a-7 under the Investment Company Act of 1940, as amended (Rule 2a-7), of no more than 120 days. Each investment must be determined to present minimal credit risks by Invesco Advisers, Inc. (Invesco or the Adviser) pursuant to guidelines approved by the Fund’s Board of Trustees (the Board), and must be an Eligible Security.
The Fund may invest up to 50% of its total assets in U.S. dollar-denominated foreign securities. Some of the Fund’s investments, although U.S. dollar-denominated, may be subject to foreign credit exposure.
The Fund may also invest in daily and weekly variable-rate demand notes.
In selecting securities for the Fund’s portfolio, the portfolio managers focus on securities that offer safety, liquidity, and a competitive yield. The Adviser conducts a credit analysis of each potential issuer prior to the purchase of its securities.
The portfolio managers normally hold portfolio securities to maturity, but may sell a security when they deem it advisable, such as when market or credit factors materially change.
Principal Risks of Investing in the Fund
As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, you may lose money by investing in the Fund. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:
Banking and Financial Services Industry Focus Risk. From time to time, the Fund may invest more than 25% of its assets in unsecured bank instruments, including but not limited to certificates of deposit and time deposits, or securities that may have guarantees or credit and liquidity enhancements provided by banks, insurance companies or other financial institutions. To the extent the Fund focuses its investments in these instruments or securities, the Fund’s performance will depend on the overall condition of those industries and the individual banks and financial institutions in which the Fund invests (directly or indirectly), the supply of short-term financing, changes in government regulation, changes in interest rates, and economic downturns in the United States and abroad.
Debt Securities Risk. The prices of debt securities held by the Fund will be affected by changes in interest rates, the creditworthiness of the issuer and other factors. An increase in prevailing interest rates typically causes the value of existing debt securities to fall and often has a greater impact on longer-duration debt securities and higher quality debt securities. Falling interest rates will cause the Fund to reinvest the proceeds of debt securities that have been repaid by the issuer at lower interest rates. Falling interest
1                                  Short-Term Investment Trust

rates may also reduce the Fund’s distributable income because interest payments on floating rate debt instruments held by the Fund will decline. The Fund could lose money on investments in debt securities if the issuer or borrower fails to meet its obligations to make interest payments and/or to repay principal in a timely manner. Changes in an issuer’s financial strength, the market’s perception of such strength or in the credit rating of the issuer or the security may affect the value of debt securities. The Adviser’s credit analysis may fail to anticipate such changes, which could result in buying a debt security at an inopportune time or failing to sell a debt security in advance of a price decline or other credit event.
Foreign Securities and Credit Exposure Risk. U.S. dollar-denominated securities carrying foreign credit exposure may be affected by unfavorable political, economic or governmental developments that could affect payments of principal and interest. Furthermore, the Fund's foreign investments may be adversely affected by political and social instability, changes in economic or taxation policies, difficulty in enforcing obligations, decreased liquidity or increased volatility. Foreign investments also involve the risk of the possible seizure, nationalization or expropriation of the issuer or foreign deposits (in which the Fund could lose its entire investments in a certain market) and the possible adoption of foreign governmental restrictions such as exchange controls.
Liquidity Risk. The Fund may be unable to sell illiquid investments at the time or price it desires and, as a result, could lose its entire investment in such investments. Liquid securities can become illiquid during periods of market stress. If a significant amount of the Fund’s securities become illiquid, the Fund may not be able to timely pay redemption proceeds and may need to sell securities at significantly reduced prices.
Management Risk. The Fund is actively managed and depends heavily on the Adviser’s judgment about markets, interest rates or the attractiveness, relative values, liquidity, or potential appreciation of particular investments made for the Fund’s portfolio. The Fund could experience losses if these judgments prove to be incorrect. Additionally, legislative, regulatory, or tax developments may adversely affect management of the Fund and, therefore, the ability of the Fund to achieve its investment objective.
Market Risk. The market values of the Fund’s investments, and therefore the value of the Fund’s shares, will go up and down, sometimes rapidly or unpredictably. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole. Individual stock prices tend to go up and down more dramatically than those of certain other types of investments, such as bonds. During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by the Fund will rise in value.
Money Market Fund Risk. Although the Fund seeks to preserve the value of your investment at $1.00 per share, you may lose money by investing in the Fund. The share price of money market funds can fall below the $1.00 share price. You should not rely on or expect the Fund’s adviser or its affiliates to enter into support agreements or take other actions to maintain the Fund’s $1.00 share price. The credit quality of the Fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the Fund’s share price. The Fund’s share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. Furthermore, amendments to money market fund regulations could impact the Fund’s operations and possibly negatively impact its return.
Municipal Securities Risk. The risk of a municipal obligation generally depends on the financial and credit status of the issuer. Constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives, and the issuer’s regional economic conditions may affect the municipal security’s value, interest payments, repayment of principal and the Fund’s ability to sell the security. Failure of a municipal security issuer to comply with applicable tax requirements may make income paid thereon taxable, resulting in a decline in the security’s value. In addition, there could be changes in applicable tax laws or tax treatments that reduce or eliminate the current federal income tax exemption on municipal securities or otherwise adversely affect the current federal or state tax status of municipal securities.
Repurchase Agreement Risk. The Fund is subject to the risk that the counterparty may default on its obligation to repurchase the underlying instruments collateralizing the repurchase agreement, which may cause the Fund to lose money. These risks are magnified to the extent that a repurchase agreement is secured by securities other than cash or U.S. Government securities.
U.S. Government Obligations Risk. Obligations of U.S. Government agencies and authorities receive varying levels of support and may not be backed by the full faith and credit of the U.S. Government, which could affect the Fund’s ability to recover should they default. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so.
Variable-Rate Demand Notes Risk. The absence of an active secondary market for certain variable and floating rate notes could make it difficult to dispose of these instruments, which could result in a loss.
Yield Risk. The Fund’s yield will vary as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in other securities. When interest rates are very low, the Fund’s expenses could absorb all or a portion of the Fund’s income and yield. Additionally, inflation may outpace and diminish investment returns over time.
Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The Fund's past performance is not necessarily an indication of its future performance. Updated performance information is available on the Fund's Web site at www.invesco.com/us.

Annual Total Returns
Resource Class year-to-date (ended September 30, 2015): 0.01%
Best Quarter (ended December 31, 2006 and September 30, 2007): 1.28%
Worst Quarter (ended March 31, 2010, March 31, 2011, March 31, 2013, March 31, 2014, September 30, 2014 and December 31, 2014): 0.00%
Average Annual Total Returns (for the periods ended December 31, 2014)
	1 Year	5 Years	10 Years
Resource Class: Inception (9/23/1996)	0.01%	0.02%	1.59%

Management of the Fund
Investment Adviser: Invesco Advisers, Inc.
Purchase and Sale of Fund Shares
You may purchase or redeem shares of a Fund on any business day the Fund is open through your financial intermediary, by telephone at (800) 659-1005, or through Liquidity LinkSM.
2                                  Short-Term Investment Trust

The minimum investments for Resource Class fund accounts are as follows:
Initial Investments Per Fund Account*	$1 Million

Additional Investments Per Fund Account	No minimum

*	An intermediary may aggregate its master accounts and subaccounts to satisfy the minimum investment requirement.
Tax Information
The Fund’s distributions generally are taxable to you as ordinary income, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account, in which case your distributions generally will be taxed when withdrawn from the tax-deferred account.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and the Fund’s distributor or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s Web site for more information.

STIC Prime Portfolio
Investment Objective(s)
The Fund’s investment objective is to provide current income consistent with preservation of capital and liquidity.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Class:	Resource
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class:	Resource
Management Fees	0.15%

Distribution and/or Service (12b-1) Fees	0.20

Other Expenses	0.04

Total Annual Fund Operating Expenses	0.39

Fee Waiver and/or Expense Reimbursement[1,2]	0.09

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.30

1	Invesco Distributors, Inc. (Invesco Distributors) has contractually agreed to waive 0.04% of Rule 12b-1 distribution plan payments. Unless Invesco Distributors continues the fee waiver agreement, it will terminate on December 31, 2016. The fee waiver agreement cannot be terminated during its term.
2	Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed in the SAI) of Resource Class shares to 0.30% (after Rule 12b-1 fee waiver) of the Fund's average daily net assets. Unless Invesco continues the fee waiver agreement, it will terminate on December 31, 2016. The fee waiver agreement cannot be terminated during its term.
Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain equal to the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement in the first year and the Total Annual Fund Operating Expenses thereafter. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
	1 Year	3 Years	5 Years	10 Years
Resource	$31	$116	$210	$484

Principal Investment Strategies of the Fund
The Fund invests in high-quality U.S. dollar denominated obligations with maturities of 60 days or less, including: (i) securities issued by the U.S. Government or its agencies; (ii) certificates of deposit and time deposits from U.S. or foreign banks; (iii) repurchase agreements; (iv) commercial paper; and (v) municipal securities.
The Fund may engage in repurchase agreement transactions that are collateralized by cash or government securities. In addition, it may engage in repurchase agreement transactions that are collateralized by nongovernment securities such as equity securities and fixed income securities that are rated investment grade and below investment grade by nationally recognized statistical rating organizations or unrated securities of comparable quality.
The Fund will limit investments to those securities that are Eligible Securities as defined by applicable regulations at the time of purchase.
The Fund is a money market fund that seeks to maintain a stable price of $1.00 per share by using the amortized cost method to value portfolio securities and rounding the share value to the nearest cent. The Fund invests in conformity with SEC rules and regulation requirements for money market funds for the quality, maturity, diversification and liquidity of investments. The Fund invests only in U.S. dollar denominated securities maturing within 60 days of the date of purchase, with certain exceptions permitted by applicable regulations. The Fund maintains a dollar-weighted average portfolio maturity of no more than 60 days, and a dollar-weighted average portfolio maturity as determined without exceptions regarding certain interest rate adjustments under Rule 2a-7 of no more than 60 days. Each investment must be determined to present minimal credit risks by the Adviser pursuant to guidelines approved by the Board, and must be an Eligible Security.
The Fund may invest in U.S. dollar-denominated foreign securities. Some of the Fund’s investments, although U.S. dollar-denominated, may be subject to foreign credit exposure.
The Fund may also invest in daily and weekly variable-rate demand notes.
In selecting securities for the Fund’s portfolio, the portfolio managers focus on securities that offer safety, liquidity, and a competitive yield. The Adviser conducts a credit analysis of each potential issuer prior to the purchase of its securities.
The portfolio managers normally hold portfolio securities to maturity, but may sell a security when they deem it advisable, such as when market or credit factors materially change.
Principal Risks of Investing in the Fund
As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, you may lose money by investing in the Fund. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:
Banking and Financial Services Industry Focus Risk. From time to time, the Fund may invest more than 25% of its assets in unsecured bank instruments, including but not limited to certificates of deposit and time
3                                  Short-Term Investment Trust

deposits, or securities that may have guarantees or credit and liquidity enhancements provided by banks, insurance companies or other financial institutions. To the extent the Fund focuses its investments in these instruments or securities, the Fund’s performance will depend on the overall condition of those industries and the individual banks and financial institutions in which the Fund invests (directly or indirectly), the supply of short-term financing, changes in government regulation, changes in interest rates, and economic downturns in the United States and abroad.
Debt Securities Risk. The prices of debt securities held by the Fund will be affected by changes in interest rates, the creditworthiness of the issuer and other factors. An increase in prevailing interest rates typically causes the value of existing debt securities to fall and often has a greater impact on longer-duration debt securities and higher quality debt securities. Falling interest rates will cause the Fund to reinvest the proceeds of debt securities that have been repaid by the issuer at lower interest rates. Falling interest rates may also reduce the Fund’s distributable income because interest payments on floating rate debt instruments held by the Fund will decline. The Fund could lose money on investments in debt securities if the issuer or borrower fails to meet its obligations to make interest payments and/or to repay principal in a timely manner. Changes in an issuer’s financial strength, the market’s perception of such strength or in the credit rating of the issuer or the security may affect the value of debt securities. The Adviser’s credit analysis may fail to anticipate such changes, which could result in buying a debt security at an inopportune time or failing to sell a debt security in advance of a price decline or other credit event.
Foreign Securities and Credit Exposure Risk. U.S. dollar-denominated securities carrying foreign credit exposure may be affected by unfavorable political, economic or governmental developments that could affect payments of principal and interest. Furthermore, the Fund's foreign investments may be adversely affected by political and social instability, changes in economic or taxation policies, difficulty in enforcing obligations, decreased liquidity or increased volatility. Foreign investments also involve the risk of the possible seizure, nationalization or expropriation of the issuer or foreign deposits (in which the Fund could lose its entire investments in a certain market) and the possible adoption of foreign governmental restrictions such as exchange controls.
Liquidity Risk. The Fund may be unable to sell illiquid investments at the time or price it desires and, as a result, could lose its entire investment in such investments. Liquid securities can become illiquid during periods of market stress. If a significant amount of the Fund’s securities become illiquid, the Fund may not be able to timely pay redemption proceeds and may need to sell securities at significantly reduced prices.
Management Risk. The Fund is actively managed and depends heavily on the Adviser’s judgment about markets, interest rates or the attractiveness, relative values, liquidity, or potential appreciation of particular investments made for the Fund’s portfolio. The Fund could experience losses if these judgments prove to be incorrect. Additionally, legislative, regulatory, or tax developments may adversely affect management of the Fund and, therefore, the ability of the Fund to achieve its investment objective.
Market Risk. The market values of the Fund’s investments, and therefore the value of the Fund’s shares, will go up and down, sometimes rapidly or unpredictably. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole. Individual stock prices tend to go up and down more dramatically than those of certain other types of investments, such as bonds. During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by the Fund will rise in value.
Money Market Fund Risk. Although the Fund seeks to preserve the value of your investment at $1.00 per share, you may lose money by investing in the Fund. The share price of money market funds can fall below the $1.00 share price. You should not rely on or expect the Fund’s adviser or its affiliates to enter into support agreements or take other actions to maintain the Fund’s $1.00 share price. The credit quality of the Fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the Fund’s share price. The Fund’s share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. Furthermore, amendments to money market fund regulations could impact the Fund’s operations and possibly negatively impact its return.
Municipal Securities Risk. The risk of a municipal obligation generally depends on the financial and credit status of the issuer. Constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives, and the issuer’s regional economic conditions may affect the municipal security’s value, interest payments, repayment of principal and the Fund’s ability to sell the security. Failure of a municipal security issuer to comply with applicable tax requirements may make income paid thereon taxable, resulting in a decline in the security’s value. In addition, there could be changes in applicable tax laws or tax treatments that reduce or eliminate the current federal income tax exemption on municipal securities or otherwise adversely affect the current federal or state tax status of municipal securities.
Repurchase Agreement Risk. The Fund is subject to the risk that the counterparty may default on its obligation to repurchase the underlying instruments collateralizing the repurchase agreement, which may cause the Fund to lose money. These risks are magnified to the extent that a repurchase agreement is secured by securities other than cash or U.S. Government securities.
U.S. Government Obligations Risk. Obligations of U.S. Government agencies and authorities receive varying levels of support and may not be backed by the full faith and credit of the U.S. Government, which could affect the Fund’s ability to recover should they default. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so.
Variable-Rate Demand Notes Risk. The absence of an active secondary market for certain variable and floating rate notes could make it difficult to dispose of these instruments, which could result in a loss.
Yield Risk. The Fund’s yield will vary as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in other securities. When interest rates are very low, the Fund’s expenses could absorb all or a portion of the Fund’s income and yield. Additionally, inflation may outpace and diminish investment returns over time.
Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The Fund's past performance is not necessarily an indication of its future performance. Updated performance information is available on the Fund's Web site at www.invesco.com/us.

Annual Total Returns
Resource Class year-to-date (ended September 30, 2015): 0.09%
Best Quarter (ended September 30, 2006, December 31, 2006 and September 30, 2007): 1.29%
Worst Quarter (ended March 31, 2010, March 31, 2011 and September 30, 2014): 0.00%
4                                  Short-Term Investment Trust

Average Annual Total Returns (for the periods ended December 31, 2014)
	1 Year	5 Years	10 Years
Resource Class: Inception (1/16/1996)	0.07%	0.05%	1.57%

Management of the Fund
Investment Adviser: Invesco Advisers, Inc.
Purchase and Sale of Fund Shares
You may purchase or redeem shares of a Fund on any business day the Fund is open through your financial intermediary, by telephone at (800) 659-1005, or through Liquidity LinkSM.
The minimum investments for Resource Class fund accounts are as follows:
Initial Investments Per Fund Account*	$1 Million

Additional Investments Per Fund Account	No minimum

*	An intermediary may aggregate its master accounts and subaccounts to satisfy the minimum investment requirement.
Tax Information
The Fund’s distributions generally are taxable to you as ordinary income, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account, in which case your distributions generally will be taxed when withdrawn from the tax-deferred account.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and the Fund’s distributor or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s Web site for more information.

Treasury Portfolio
Investment Objective(s)
The Fund’s investment objective is to provide current income consistent with preservation of capital and liquidity.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Class:	Resource
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class:	Resource
Management Fees	0.15%

Distribution and/or Service (12b-1) Fees	0.20

Other Expenses	0.02

Total Annual Fund Operating Expenses	0.37

Fee Waiver and/or Expense Reimbursement[1,2]	0.07

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.30

1	Invesco Distributors, Inc. (Invesco Distributors) has contractually agreed to waive 0.04% of Rule 12b-1 distribution plan payments. Unless Invesco Distributors continues the fee waiver agreement, it will terminate on December 31, 2016. The fee waiver agreement cannot be terminated during its term.
2	Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed in the SAI) of Resource Class shares to 0.30% (after Rule 12b-1 fee waiver) of the Fund's average daily net assets. Unless Invesco continues the fee waiver agreement, it will terminate on December 31, 2016. The fee waiver agreement cannot be terminated during its term.
Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain equal to the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement in the first year and the Total Annual Fund Operating Expenses thereafter. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
	1 Year	3 Years	5 Years	10 Years
Resource	$31	$112	$201	$461

Principal Investment Strategies of the Fund
The Fund invests under normal circumstances at least 80% of its net assets (plus any borrowings for investment purposes) in direct obligations of the U.S. Treasury including bills, notes and bonds, and repurchase agreements secured by those obligations. The Fund invests at least 99.5% of its total assets in cash, Government Securities, and repurchase agreements collateralized by cash or Government Securities. Government Security generally means any security issued or guaranteed as to principal or interest by the U.S. Government or certain of its agencies or instrumentalities; or any certificate of deposit for any of the foregoing. The Fund considers repurchase agreements with the Federal Reserve Bank of New York to be U.S. Government securities for purposes of the Fund’s investment policies.
The Fund will limit investments to those securities that are Eligible Securities as defined by applicable regulations at the time of purchase.
The Fund is a Government Money Market Fund, as defined by Rule 2a-7, that seeks to maintain a stable price of $1.00 per share by using the amortized cost method to value portfolio securities and rounding the share value to the nearest cent. The Fund invests in conformity with SEC rules and regulation requirements for money market funds for the quality, maturity, diversification and liquidity of investments. The Fund invests only in U.S. dollar denominated securities maturing within 397 days of the date of purchase, with certain exceptions permitted by applicable regulations. The Fund maintains a dollar-weighted average portfolio maturity of no more than 60 days, and a dollar-weighted average portfolio maturity as determined without exceptions regarding certain interest rate adjustments under Rule 2a-7 of no more than 120 days. Each investment must be determined to present minimal credit risks by the Adviser pursuant to guidelines approved by the Board, and must be an Eligible Security.
In selecting securities for the Fund’s portfolio, the portfolio managers focus on securities that offer safety, liquidity, and a competitive yield. The
5                                  Short-Term Investment Trust

Adviser conducts a credit analysis of each potential issuer prior to the purchase of its securities.
The portfolio managers normally hold portfolio securities to maturity, but may sell a security when they deem it advisable, such as when market or credit factors materially change.
Principal Risks of Investing in the Fund
As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, you may lose money by investing in the Fund. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:
Debt Securities Risk. The prices of debt securities held by the Fund will be affected by changes in interest rates, the creditworthiness of the issuer and other factors. An increase in prevailing interest rates typically causes the value of existing debt securities to fall and often has a greater impact on longer-duration debt securities and higher quality debt securities. Falling interest rates will cause the Fund to reinvest the proceeds of debt securities that have been repaid by the issuer at lower interest rates. Falling interest rates may also reduce the Fund’s distributable income because interest payments on floating rate debt instruments held by the Fund will decline. The Fund could lose money on investments in debt securities if the issuer or borrower fails to meet its obligations to make interest payments and/or to repay principal in a timely manner. Changes in an issuer’s financial strength, the market’s perception of such strength or in the credit rating of the issuer or the security may affect the value of debt securities. The Adviser’s credit analysis may fail to anticipate such changes, which could result in buying a debt security at an inopportune time or failing to sell a debt security in advance of a price decline or other credit event.
Liquidity Risk. The Fund may be unable to sell illiquid investments at the time or price it desires and, as a result, could lose its entire investment in such investments. Liquid securities can become illiquid during periods of market stress. If a significant amount of the Fund’s securities become illiquid, the Fund may not be able to timely pay redemption proceeds and may need to sell securities at significantly reduced prices.
Management Risk. The Fund is actively managed and depends heavily on the Adviser’s judgment about markets, interest rates or the attractiveness, relative values, liquidity, or potential appreciation of particular investments made for the Fund’s portfolio. The Fund could experience losses if these judgments prove to be incorrect. Additionally, legislative, regulatory, or tax developments may adversely affect management of the Fund and, therefore, the ability of the Fund to achieve its investment objective.
Market Risk. The market values of the Fund’s investments, and therefore the value of the Fund’s shares, will go up and down, sometimes rapidly or unpredictably. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole. Individual stock prices tend to go up and down more dramatically than those of certain other types of investments, such as bonds. During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by the Fund will rise in value.
Money Market Fund Risk. Although the Fund seeks to preserve the value of your investment at $1.00 per share, you may lose money by investing in the Fund. The share price of money market funds can fall below the $1.00 share price. You should not rely on or expect the Fund’s adviser or its affiliates to enter into support agreements or take other actions to maintain the Fund’s $1.00 share price. The credit quality of the Fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the Fund’s share price. The Fund’s share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. Furthermore, amendments to money market fund regulations could impact the Fund’s operations and possibly negatively impact its return.
Repurchase Agreement Risk. If the seller of a repurchase agreement defaults or otherwise does not fulfill its obligations, the Fund may incur delays and losses arising from selling the underlying securities, enforcing its rights, or declining collateral value.
U.S. Government Obligations Risk. Obligations of U.S. Government agencies and authorities receive varying levels of support and may not be backed by the full faith and credit of the U.S. Government, which could affect the Fund’s ability to recover should they default. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so.
Yield Risk. The Fund’s yield will vary as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in other securities. When interest rates are very low, the Fund’s expenses could absorb all or a portion of the Fund’s income and yield. Additionally, inflation may outpace and diminish investment returns over time.
Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The Fund's past performance is not necessarily an indication of its future performance. Updated performance information is available on the Fund's Web site at www.invesco.com/us.

Annual Total Returns
Resource Class year-to-date (ended September 30, 2015): 0.02%
Best Quarter (ended December 31, 2006): 1.26%
Worst Quarter (ended March 31, 2010, March 31, 2011, March 31, 2013, March 31, 2014, June 30, 2014, September 30, 2014 and December 31, 2014): 0.00%
Average Annual Total Returns (for the periods ended December 31, 2014)
	1 Year	5 Years	10 Years
Resource Class: Inception (3/6/1996)	0.01%	0.02%	1.39%

Management of the Fund
Investment Adviser: Invesco Advisers, Inc.
Purchase and Sale of Fund Shares
You may purchase or redeem shares of a Fund on any business day the Fund is open through your financial intermediary, by telephone at (800) 659-1005, or through Liquidity LinkSM.
The minimum investments for Resource Class fund accounts are as follows:
Initial Investments Per Fund Account*	$1 Million

Additional Investments Per Fund Account	No minimum

*	An intermediary may aggregate its master accounts and subaccounts to satisfy the minimum investment requirement.
Tax Information
The Fund’s distributions generally are taxable to you as ordinary income, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account, in which case your distributions generally will be taxed when withdrawn from the tax-deferred account.
6                                  Short-Term Investment Trust

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and the Fund’s distributor or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s Web site for more information.

Government & Agency Portfolio
Investment Objective(s)
The Fund’s investment objective is to provide current income consistent with preservation of capital and liquidity.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Class:	Resource
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class:	Resource
Management Fees	0.10%

Distribution and/or Service (12b-1) Fees	0.20

Other Expenses	0.03

Total Annual Fund Operating Expenses	0.33

Fee Waiver and/or Expense Reimbursement[1]	0.04

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.29

1	Invesco Distributors, Inc. (Invesco Distributors) has contractually agreed to waive 0.04% of Rule 12b-1 distribution plan payments. Unless Invesco Distributors continues the fee waiver agreement, it will terminate on December 31, 2016. The fee waiver agreement cannot be terminated during its term.
Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain equal to the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement in the first year and the Total Annual Fund Operating Expenses thereafter. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
	1 Year	3 Years	5 Years	10 Years
Resource	$30	$102	$181	$414

Principal Investment Strategies of the Fund
The Fund invests at least 99.5% of its total assets in cash, Government Securities, and repurchase agreements collateralized by cash or Government Securities. Government Security generally means any security issued or guaranteed as to principal or interest by the U.S. Government or certain of its agencies or instrumentalities; or any certificate of deposit for any of the foregoing. The Fund considers repurchase agreements with the Federal Reserve Bank of New York to be U.S. Government securities for purposes of the Fund’s investment policies.
The Fund will limit investments to those securities that are Eligible Securities as defined by applicable regulations at the time of purchase.
The Fund is a Government Money Market Fund, as defined by Rule 2a-7, that seeks to maintain a stable price of $1.00 per share by using the amortized cost method to value portfolio securities and rounding the share value to the nearest cent. The Fund invests in conformity with SEC rules and regulation requirements for money market funds for the quality, maturity, diversification and liquidity of investments. The Fund invests only in U.S. dollar denominated securities maturing within 397 days of the date of purchase, with certain exceptions permitted by applicable regulations. The Fund maintains a dollar-weighted average portfolio maturity of no more than 60 days, and a dollar-weighted average portfolio maturity as determined without exceptions regarding certain interest rate adjustments under Rule 2a-7 of no more than 120 days. Each investment must be determined to present minimal credit risks by the Adviser pursuant to guidelines approved by the Board, and must be an Eligible Security.
In selecting securities for the Fund’s portfolio, the portfolio managers focus on securities that offer safety, liquidity, and a competitive yield. The Adviser conducts a credit analysis of each potential issuer prior to the purchase of its securities.
The portfolio managers normally hold portfolio securities to maturity, but may sell a security when they deem it advisable, such as when market or credit factors materially change.
Principal Risks of Investing in the Fund
As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, you may lose money by investing in the Fund. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:
Debt Securities Risk. The prices of debt securities held by the Fund will be affected by changes in interest rates, the creditworthiness of the issuer and other factors. An increase in prevailing interest rates typically causes the value of existing debt securities to fall and often has a greater impact on longer-duration debt securities and higher quality debt securities. Falling interest rates will cause the Fund to reinvest the proceeds of debt securities that have been repaid by the issuer at lower interest rates. Falling interest rates may also reduce the Fund’s distributable income because interest payments on floating rate debt instruments held by the Fund will decline. The Fund could lose money on investments in debt securities if the issuer or borrower fails to meet its obligations to make interest payments and/or to repay principal in a timely manner. Changes in an issuer’s financial strength, the market’s perception of such strength or in the credit rating of the issuer or the security may affect the value of debt securities. The Adviser’s credit analysis may fail to anticipate such changes, which could result in buying a debt security at an inopportune time or failing to sell a debt security in advance of a price decline or other credit event.
Liquidity Risk. The Fund may be unable to sell illiquid investments at the time or price it desires and, as a result, could lose its entire investment in such investments. Liquid securities can become illiquid during periods of market stress. If a significant amount of the Fund’s securities become illiquid, the Fund may not be able to timely pay redemption proceeds and may need to sell securities at significantly reduced prices.
Management Risk. The Fund is actively managed and depends heavily on the Adviser’s judgment about markets, interest rates or the attractiveness, relative values, liquidity, or potential appreciation of particular investments made for the Fund’s portfolio. The Fund could experience losses if these judgments prove to be incorrect. Additionally, legislative,
7                                  Short-Term Investment Trust

regulatory, or tax developments may adversely affect management of the Fund and, therefore, the ability of the Fund to achieve its investment objective.
Market Risk. The market values of the Fund’s investments, and therefore the value of the Fund’s shares, will go up and down, sometimes rapidly or unpredictably. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole. Individual stock prices tend to go up and down more dramatically than those of certain other types of investments, such as bonds. During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by the Fund will rise in value.
Money Market Fund Risk. Although the Fund seeks to preserve the value of your investment at $1.00 per share, you may lose money by investing in the Fund. The share price of money market funds can fall below the $1.00 share price. You should not rely on or expect the Fund’s adviser or its affiliates to enter into support agreements or take other actions to maintain the Fund’s $1.00 share price. The credit quality of the Fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the Fund’s share price. The Fund’s share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. Furthermore, amendments to money market fund regulations could impact the Fund’s operations and possibly negatively impact its return.
Repurchase Agreement Risk. If the seller of a repurchase agreement defaults or otherwise does not fulfill its obligations, the Fund may incur delays and losses arising from selling the underlying securities, enforcing its rights, or declining collateral value.
U.S. Government Obligations Risk. Obligations of U.S. Government agencies and authorities receive varying levels of support and may not be backed by the full faith and credit of the U.S. Government, which could affect the Fund’s ability to recover should they default. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so.
Yield Risk. The Fund’s yield will vary as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in other securities. When interest rates are very low, the Fund’s expenses could absorb all or a portion of the Fund’s income and yield. Additionally, inflation may outpace and diminish investment returns over time.
Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The Fund's past performance is not necessarily an indication of its future performance. Updated performance information is available on the Fund's Web site at www.invesco.com/us.

Annual Total Returns
Resource Class year-to-date (ended September 30, 2015): 0.03%
Best Quarter (ended December 31, 2006): 1.28%
Worst Quarter (ended March 31, 2010, March 31, 2011, March 31, 2013, June 30, 2014, September 30, 2014 and December 31, 2014): 0.00%
Average Annual Total Returns (for the periods ended December 31, 2014)
	1 Year	5 Years	10 Years
Resource Class: Inception (9/1/1998)	0.01%	0.02%	1.50%

Management of the Fund
Investment Adviser: Invesco Advisers, Inc.
Purchase and Sale of Fund Shares
You may purchase or redeem shares of a Fund on any business day the Fund is open through your financial intermediary, by telephone at (800) 659-1005, or through Liquidity LinkSM.
The minimum investments for Resource Class fund accounts are as follows:
Initial Investments Per Fund Account*	$1 Million

Additional Investments Per Fund Account	No minimum

*	An intermediary may aggregate its master accounts and subaccounts to satisfy the minimum investment requirement.
Tax Information
The Fund’s distributions generally are taxable to you as ordinary income, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account, in which case your distributions generally will be taxed when withdrawn from the tax-deferred account.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and the Fund’s distributor or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s Web site for more information.

Government TaxAdvantage Portfolio
Investment Objective(s)
The Fund’s investment objective is to provide current income consistent with preservation of capital and liquidity.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Class:	Resource
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None

8                                  Short-Term Investment Trust

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class:	Resource
Management Fees	0.20%

Distribution and/or Service (12b-1) Fees	0.20

Other Expenses	0.13

Total Annual Fund Operating Expenses	0.53

Fee Waiver and/or Expense Reimbursement[1,2]	0.23

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.30

1	Invesco Distributors, Inc. (Invesco Distributors) has contractually agreed to waive 0.04% of Rule 12b-1 distribution plan payments. Unless Invesco Distributors continues the fee waiver agreement, it will terminate on December 31, 2016. The fee waiver agreement cannot be terminated during its term.
2	Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed in the SAI) of Resource Class shares to 0.30% (after Rule 12b-1 fee waiver) of the Fund's average daily net assets. Unless Invesco continues the fee waiver agreement, it will terminate on December 31, 2016. The fee waiver agreement cannot be terminated during its term.
Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain equal to the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement in the first year and the Total Annual Fund Operating Expenses thereafter. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
	1 Year	3 Years	5 Years	10 Years
Resource	$31	$147	$273	$643

Principal Investment Strategies of the Fund
The Fund invests at least 99.5% of its total assets in cash and Government Securities. Government Security generally means any security issued or guaranteed as to principal or interest by the U.S. Government or certain of its agencies or instrumentalities; or any certificate of deposit for any of the foregoing. At the present time, the Fund has no current intention to invest in securities other than direct obligations of the U.S. Treasury and Agency Securities.
The Fund will limit investments to those securities that are Eligible Securities as defined by applicable regulations at the time of purchase.
The Fund also seeks to distribute dividends that are exempt from state and local taxation in many states.
The Fund is a Government Money Market Fund, as defined by Rule 2a-7, that seeks to maintain a stable price of $1.00 per share by using the amortized cost method to value portfolio securities and rounding the share value to the nearest cent. The Fund invests in conformity with SEC rules and regulation requirements for money market funds for the quality, maturity, diversification and liquidity of investments. The Fund invests only in U.S. dollar denominated securities maturing within 397 days of the date of purchase, with certain exceptions permitted by applicable regulations. The Fund maintains a dollar-weighted average portfolio maturity of no more than 60 days, and a dollar-weighted average portfolio maturity as determined without exceptions regarding certain interest rate adjustments under Rule 2a-7 of no more than 120 days. Each investment must be determined to present minimal credit risks by the Adviser pursuant to guidelines approved by the Board, and must be an Eligible Security.
In selecting securities for the Fund’s portfolio, the portfolio managers focus on securities that offer safety, liquidity, and a competitive yield. The Adviser conducts a credit analysis of each potential issuer prior to the purchase of its securities.
The portfolio managers normally hold portfolio securities to maturity, but may sell a security when they deem it advisable, such as when market or credit factors materially change.
Principal Risks of Investing in the Fund
As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, you may lose money by investing in the Fund. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:
Debt Securities Risk. The prices of debt securities held by the Fund will be affected by changes in interest rates, the creditworthiness of the issuer and other factors. An increase in prevailing interest rates typically causes the value of existing debt securities to fall and often has a greater impact on longer-duration debt securities and higher quality debt securities. Falling interest rates will cause the Fund to reinvest the proceeds of debt securities that have been repaid by the issuer at lower interest rates. Falling interest rates may also reduce the Fund’s distributable income because interest payments on floating rate debt instruments held by the Fund will decline. The Fund could lose money on investments in debt securities if the issuer or borrower fails to meet its obligations to make interest payments and/or to repay principal in a timely manner. Changes in an issuer’s financial strength, the market’s perception of such strength or in the credit rating of the issuer or the security may affect the value of debt securities. The Adviser’s credit analysis may fail to anticipate such changes, which could result in buying a debt security at an inopportune time or failing to sell a debt security in advance of a price decline or other credit event.
Liquidity Risk. The Fund may be unable to sell illiquid investments at the time or price it desires and, as a result, could lose its entire investment in such investments. Liquid securities can become illiquid during periods of market stress. If a significant amount of the Fund’s securities become illiquid, the Fund may not be able to timely pay redemption proceeds and may need to sell securities at significantly reduced prices.
Management Risk. The Fund is actively managed and depends heavily on the Adviser’s judgment about markets, interest rates or the attractiveness, relative values, liquidity, or potential appreciation of particular investments made for the Fund’s portfolio. The Fund could experience losses if these judgments prove to be incorrect. Additionally, legislative, regulatory, or tax developments may adversely affect management of the Fund and, therefore, the ability of the Fund to achieve its investment objective.
Market Risk. The market values of the Fund’s investments, and therefore the value of the Fund’s shares, will go up and down, sometimes rapidly or unpredictably. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole. Individual stock prices tend to go up and down more dramatically than those of certain other types of investments, such as bonds. During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by the Fund will rise in value.
Money Market Fund Risk. Although the Fund seeks to preserve the value of your investment at $1.00 per share, you may lose money by investing in the Fund. The share price of money market funds can fall below the $1.00 share price. You should not rely on or expect the Fund’s adviser or its affiliates to enter into support agreements or take other actions to maintain the Fund’s $1.00 share price. The credit quality of the Fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the Fund’s share price. The Fund’s share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. Furthermore, amendments to
9                                  Short-Term Investment Trust

money market fund regulations could impact the Fund’s operations and possibly negatively impact its return.
U.S. Government Obligations Risk. Obligations of U.S. Government agencies and authorities receive varying levels of support and may not be backed by the full faith and credit of the U.S. Government, which could affect the Fund’s ability to recover should they default. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so.
Yield Risk. The Fund’s yield will vary as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in other securities. When interest rates are very low, the Fund’s expenses could absorb all or a portion of the Fund’s income and yield. Additionally, inflation may outpace and diminish investment returns over time.
Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The Fund's past performance is not necessarily an indication of its future performance. Updated performance information is available on the Fund's Web site at www.invesco.com/us.

Annual Total Returns
Resource Class year-to-date (ended September 30, 2015): 0.09%
Best Quarter (ended December 31, 2006): 1.25%
Worst Quarter (ended March 31, 2010, September 30, 2014 and December 31, 2014): 0.00%
Average Annual Total Returns (for the periods ended December 31, 2014)
	1 Year	5 Years	10 Years
Resource Class: Inception (12/30/1999)	0.03%	0.03%	1.45%

Management of the Fund
Investment Adviser: Invesco Advisers, Inc.
Purchase and Sale of Fund Shares
You may purchase or redeem shares of a Fund on any business day the Fund is open through your financial intermediary, by telephone at (800) 659-1005, or through Liquidity LinkSM.
The minimum investments for Resource Class fund accounts are as follows:
Initial Investments Per Fund Account*	$1 Million

Additional Investments Per Fund Account	No minimum

*	An intermediary may aggregate its master accounts and subaccounts to satisfy the minimum investment requirement.
Tax Information
The Fund’s distributions generally are taxable to you as ordinary income, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account, in which case your distributions generally will be taxed when withdrawn from the tax-deferred account.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and the Fund’s distributor or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s Web site for more information.

Tax-Free Cash Reserve Portfolio
Investment Objective(s)
The Fund’s investment objective is to provide tax-exempt income consistent with preservation of capital and liquidity.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Class:	Resource
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class:	Resource
Management Fees	0.24%

Distribution and/or Service (12b-1) Fees	0.20

Other Expenses	0.07

Total Annual Fund Operating Expenses	0.51

Fee Waiver and/or Expense Reimbursement[1,2]	0.10

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.41

1	Invesco Distributors, Inc. (Invesco Distributors) has contractually agreed to waive 0.04% of Rule 12b-1 distribution plan payments. Unless Invesco Distributors continues the fee waiver agreement, it will terminate on December 31, 2016. The fee waiver agreement cannot be terminated during its term.
2	Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed in the SAI) of Resource Class shares to 0.41% (after Rule 12b-1 fee waiver) of the Fund's average daily net assets. Unless Invesco continues the fee waiver agreement, it will terminate on December 31, 2016. The fee waiver agreement cannot be terminated during its term.
Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain equal to the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement in the first year and the Total Annual Fund Operating Expenses thereafter. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
	1 Year	3 Years	5 Years	10 Years
Resource	$42	$153	$275	$631

Principal Investment Strategies of the Fund
The Fund invests under normal circumstances at least 80% of its net assets (plus any borrowings for investment purposes) in debt securities that (i) pay interest that is excluded from gross income for federal income tax purposes, and (ii) do not produce income that will be considered to be an item of
10                                  Short-Term Investment Trust

preference for purposes of the alternative minimum tax. While the Fund’s distributions are primarily exempt from federal income tax, a portion of the Fund’s distributions may be subject to the federal alternative minimum tax and state and local taxes.
In complying with the 80% investment requirement, the Fund may include other instruments that have economic characteristics similar to the Fund's direct investments that are counted toward the 80% investment requirement.
The Fund will limit investments to those securities that are Eligible Securities as defined by applicable regulations at the time of purchase.
The Fund invests primarily in high quality U.S. dollar-denominated short-term debt obligations, including: (i) municipal securities; (ii) tax-exempt commercial paper; and (iii) cash equivalents. These securities may have credit and liquidity enhancements provided by banks, insurance companies or other financial institutions. Municipal securities include debt obligations of states, territories and possessions of the United States and the District of Columbia, their political subdivisions, agencies and instrumentalities, authorities thereof, and multi-state agencies, issued to obtain funds for various public purposes. Municipal lease obligations, synthetic municipal securities and certain types of industrial revenue bonds are treated as municipal securities.
Other securities held by the Fund may be structured with demand features which have the effect of shortening the security’s maturity.
The Fund is a money market fund that seeks to maintain a stable price of $1.00 per share by using the amortized cost method to value portfolio securities and rounding the share value to the nearest cent. The Fund invests in conformity with SEC rules and regulation requirements for money market funds for the quality, maturity, diversification and liquidity of investments. The Fund invests only in U.S. dollar denominated securities maturing within 397 days of the date of purchase, with certain exceptions permitted by applicable regulations. The Fund maintains a dollar-weighted average portfolio maturity of no more than 60 days, and a dollar-weighted average portfolio maturity as determined without exceptions regarding certain interest rate adjustments under Rule 2a-7 of no more than 120 days. Each investment must be determined to present minimal credit risks by the Adviser pursuant to guidelines approved by the Board, and must be an Eligible Security.
The Fund may invest in U.S. dollar-denominated foreign securities. Some of the Fund’s investments, although U.S. dollar-denominated, may be subject to foreign credit exposure.
The Fund may also invest in daily and weekly variable-rate demand notes.
In selecting securities for the Fund’s portfolio, the portfolio managers focus on securities that offer safety, liquidity, and a competitive yield. The Adviser conducts a credit analysis of each potential issuer prior to the purchase of its securities.
The portfolio managers normally hold portfolio securities to maturity, but may sell a security when they deem it advisable, such as when market or credit factors materially change.
Principal Risks of Investing in the Fund
As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, you may lose money by investing in the Fund. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:
Banking and Financial Services Industry Focus Risk. From time to time, the Fund may invest more than 25% of its assets in unsecured bank instruments, including but not limited to certificates of deposit and time deposits, or securities that may have guarantees or credit and liquidity enhancements provided by banks, insurance companies or other financial institutions. To the extent the Fund focuses its investments in these instruments or securities, the Fund’s performance will depend on the overall condition of those industries and the individual banks and financial institutions in which the Fund invests (directly or indirectly), the supply of short-term financing, changes in government regulation, changes in interest rates, and economic downturns in the United States and abroad.
Debt Securities Risk. The prices of debt securities held by the Fund will be affected by changes in interest rates, the creditworthiness of the issuer and other factors. An increase in prevailing interest rates typically causes the value of existing debt securities to fall and often has a greater impact on longer-duration debt securities and higher quality debt securities. Falling interest rates will cause the Fund to reinvest the proceeds of debt securities that have been repaid by the issuer at lower interest rates. Falling interest rates may also reduce the Fund’s distributable income because interest payments on floating rate debt instruments held by the Fund will decline. The Fund could lose money on investments in debt securities if the issuer or borrower fails to meet its obligations to make interest payments and/or to repay principal in a timely manner. Changes in an issuer’s financial strength, the market’s perception of such strength or in the credit rating of the issuer or the security may affect the value of debt securities. The Adviser’s credit analysis may fail to anticipate such changes, which could result in buying a debt security at an inopportune time or failing to sell a debt security in advance of a price decline or other credit event.
Foreign Securities and Credit Exposure Risk. U.S. dollar-denominated securities carrying foreign credit exposure may be affected by unfavorable political, economic or governmental developments that could affect payments of principal and interest. Furthermore, the Fund's foreign investments may be adversely affected by political and social instability, changes in economic or taxation policies, difficulty in enforcing obligations, decreased liquidity or increased volatility. Foreign investments also involve the risk of the possible seizure, nationalization or expropriation of the issuer or foreign deposits (in which the Fund could lose its entire investments in a certain market) and the possible adoption of foreign governmental restrictions such as exchange controls.
Liquidity Risk. The Fund may be unable to sell illiquid investments at the time or price it desires and, as a result, could lose its entire investment in such investments. Liquid securities can become illiquid during periods of market stress. If a significant amount of the Fund’s securities become illiquid, the Fund may not be able to timely pay redemption proceeds and may need to sell securities at significantly reduced prices.
Management Risk. The Fund is actively managed and depends heavily on the Adviser’s judgment about markets, interest rates or the attractiveness, relative values, liquidity, or potential appreciation of particular investments made for the Fund’s portfolio. The Fund could experience losses if these judgments prove to be incorrect. Additionally, legislative, regulatory, or tax developments may adversely affect management of the Fund and, therefore, the ability of the Fund to achieve its investment objective.
Market Risk. The market values of the Fund’s investments, and therefore the value of the Fund’s shares, will go up and down, sometimes rapidly or unpredictably. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole. Individual stock prices tend to go up and down more dramatically than those of certain other types of investments, such as bonds. During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by the Fund will rise in value.
Money Market Fund Risk. Although the Fund seeks to preserve the value of your investment at $1.00 per share, you may lose money by investing in the Fund. The share price of money market funds can fall below the $1.00 share price. You should not rely on or expect the Fund’s adviser or its affiliates to enter into support agreements or take other actions to maintain the Fund’s $1.00 share price. The credit quality of the Fund’s holdings can change rapidly in certain markets, and the default of a single
11                                  Short-Term Investment Trust

holding could have an adverse impact on the Fund’s share price. The Fund’s share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. Furthermore, amendments to money market fund regulations could impact the Fund’s operations and possibly negatively impact its return.
Municipal Securities Risk. The risk of a municipal obligation generally depends on the financial and credit status of the issuer. Constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives, and the issuer’s regional economic conditions may affect the municipal security’s value, interest payments, repayment of principal and the Fund’s ability to sell the security. Failure of a municipal security issuer to comply with applicable tax requirements may make income paid thereon taxable, resulting in a decline in the security’s value. In addition, there could be changes in applicable tax laws or tax treatments that reduce or eliminate the current federal income tax exemption on municipal securities or otherwise adversely affect the current federal or state tax status of municipal securities.
U.S. Government Obligations Risk. Obligations of U.S. Government agencies and authorities receive varying levels of support and may not be backed by the full faith and credit of the U.S. Government, which could affect the Fund’s ability to recover should they default. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so.
Variable-Rate Demand Notes Risk. The absence of an active secondary market for certain variable and floating rate notes could make it difficult to dispose of these instruments, which could result in a loss.
Yield Risk. The Fund’s yield will vary as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in other securities. When interest rates are very low, the Fund’s expenses could absorb all or a portion of the Fund’s income and yield. Additionally, inflation may outpace and diminish investment returns over time.
Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The Fund's past performance is not necessarily an indication of its future performance. Updated performance information is available on the Fund's Web site at www.invesco.com/us.

Annual Total Returns
Resource Class year-to-date (ended September 30, 2015): 0.05%
Best Quarter (ended June 30, 2007 and September 30, 2007): 0.85%
Worst Quarter (ended March 31, 2010, March 31, 2011, September 30, 2014 and December 31, 2014): 0.00%
Average Annual Total Returns (for the periods ended December 31, 2014)
	1 Year	5 Years	10 Years
Resource Class: Inception (4/6/1999)	0.03%	0.04%	1.06%

Management of the Fund
Investment Adviser: Invesco Advisers, Inc.
Purchase and Sale of Fund Shares
You may purchase or redeem shares of a Fund on any business day the Fund is open through your financial intermediary, by telephone at (800) 659-1005, or through Liquidity LinkSM.
The minimum investments for Resource Class fund accounts are as follows:
Initial Investments Per Fund Account*	$1 Million

Additional Investments Per Fund Account	No minimum

*	An intermediary may aggregate its master accounts and subaccounts to satisfy the minimum investment requirement.
Tax Information
The Fund’s distributions primarily are exempt from regular federal income tax. A portion of these distributions, however, may be subject to the federal alternative minimum tax and state and local taxes. The Fund may also make distributions that are taxable to you as ordinary income.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and the Fund’s distributor or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s Web site for more information.

Investment Objective(s), Strategies, Risks and Portfolio Holdings

Liquid Assets Portfolio
Objective(s) and Strategies
The Fund’s investment objective is to provide current income consistent with preservation of capital and liquidity. The Fund’s investment objective may be changed by the Board without shareholder approval.
The Fund invests primarily in high-quality U.S. dollar-denominated short-term debt obligations, including: (i) securities issued by the U.S. Government or its agencies; (ii) certificates of deposit and time deposits from U.S. or foreign banks; (iii) repurchase agreements; (iv) commercial paper; and (v) municipal securities.
The Fund may engage in repurchase agreement transactions that are collateralized by cash or government securities. In addition, it may engage in repurchase agreement transactions that are collateralized by nongovernment securities such as equity securities and fixed income securities that are rated investment grade and below investment grade by nationally recognized statistical rating organizations or unrated securities of comparable quality. The Fund considers repurchase agreements with the Federal Reserve Bank of New York to be U.S. Government securities for purposes of the Fund’s investment policies.
The Fund will limit investments to those securities that are Eligible Securities as defined by applicable regulations at the time of purchase.
As permitted by Rule 2a-7, the Fund seeks to maintain a stable price of $1.00 per share by using the amortized cost method to value portfolio securities and rounding the share value to the nearest cent. The Fund invests in conformity with SEC rules and regulation requirements for money market funds for the quality, maturity, diversification and liquidity of investments. The Fund invests only in U.S. dollar denominated securities maturing within 397 days of the date of purchase, with certain exceptions permitted by applicable regulations. The Fund maintains a dollar-weighted average portfolio maturity of no more than 60 days, and a dollar-weighted average portfolio maturity as determined without exceptions regarding certain interest rate adjustments under Rule 2a-7 of no more than 120
12                                  Short-Term Investment Trust

days. Each investment must be determined to present minimal credit risks by the Adviser pursuant to guidelines approved by the Board, and must be an Eligible Security.
The Fund may invest up to 50% of its total assets in U.S. dollar-denominated foreign securities. Some of the Fund’s investments, although U.S. dollar-denominated, may be subject to foreign credit exposure.
The Fund may also invest in daily and weekly variable-rate demand notes.
In selecting securities for the Fund’s portfolio, the portfolio managers focus on securities that offer safety, liquidity, and a competitive yield. The Adviser conducts a credit analysis of each potential issuer prior to the purchase of its securities.
The portfolio managers normally hold portfolio securities to maturity, but may sell a security when they deem it advisable, such as when market or credit factors materially change.
The Fund may, from time to time, take temporary defensive positions by holding cash, shortening the Fund’s dollar-weighted average portfolio maturity or investing in other securities that are Eligible Securities for purchase by money market funds as described in the Fund’s Statement of Additional Information (SAI), in anticipation of or in response to adverse market, economic, political or other conditions. If the Fund’s portfolio managers do so, different factors could affect the Fund’s performance and the Fund may not achieve its investment objective.
The Fund’s investments in the types of securities and other investments described in this prospectus vary from time to time, and, at any time, the Fund may not be invested in all of the types of securities and other investments described in this prospectus. The Fund may also invest in securities and other investments not described in this prospectus.
For more information, see “Description of the Funds and Their Investments and Risks” in the Fund’s SAI.
Risks
The principal risks of investing in the Fund are:
Banking and Financial Services Industry Focus Risk. From time to time, the Fund may invest more than 25% of its assets in unsecured bank instruments, including but not limited to certificates of deposit and time deposits, or securities that may have guarantees or credit and liquidity enhancements provided by banks, insurance companies or other financial institutions. To the extent the Fund focuses its investments in these instruments or securities, the Fund’s performance will depend on the overall condition of those industries and the individual banks and financial institutions in which the Fund invests (directly or indirectly). Financial services companies may be dependent on the supply of short-term financing. The value of bank instruments and securities of issuers in the banking and financial services industry, or guaranteed by such issuers, can be affected by and sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad. The risk of holding bank instruments is also directly tied to the risk of insolvency or bankruptcy of the issuing banks, which risk may be higher for larger or more complex financial institutions that combine traditional, commercial and investment banking.
Debt Securities Risk. The prices of debt securities held by the Fund will be affected by changes in interest rates, the creditworthiness of the issuer and other factors. An increase in prevailing interest rates typically causes the value of existing debt securities to fall and often has a greater impact on longer-duration debt securities and higher quality debt securities. Falling interest rates will cause the Fund to reinvest the proceeds of debt securities that have been repaid by the issuer at lower interest rates. Falling interest rates may also reduce the Fund’s distributable income because interest payments on floating rate debt instruments held by the Fund will decline. The Fund could lose money on investments in debt securities if the issuer or borrower fails to meet its obligations to make interest payments and/or to repay principal in a timely manner. If an issuer seeks to restructure the terms of its borrowings or the Fund is required to seek recovery upon a default in the payment of interest or the repayment of principal, the Fund may incur additional expenses. Changes in an issuer’s financial strength, the market’s perception of such strength or in the credit rating of the issuer or the security may affect the value of debt securities. The Adviser’s credit analysis may fail to anticipate such changes, which could result in buying a debt security at an inopportune time or failing to sell a debt security in advance of a price decline or other credit event.
Foreign Securities and Credit Exposure Risk. U.S. dollar-denominated securities carrying foreign credit exposure may be affected by unfavorable political, economic or governmental developments that could affect payments of principal and interest. Furthermore, the value of the Fund’s foreign investments may be adversely affected by political and social instability in their home countries, by changes in economic or taxation policies in those countries, or by the difficulty in enforcing obligations in those countries. Foreign companies generally may be subject to less stringent regulations than U.S. companies, including financial reporting requirements and auditing and accounting controls. As a result, there generally is less publicly available information about foreign companies than about U.S. companies. Trading in many foreign securities may be less liquid and more volatile than U.S. securities due to the size of the market or other factors.
Liquidity Risk. The Fund may be unable to sell illiquid investments at the time or price it desires and, as a result, could lose its entire investment in such investments. An investment may be illiquid due to a lack of trading volume in the investment or if the investment is privately placed and not traded in any public market or is otherwise restricted from trading. Certain restricted securities require special registration and pose valuation difficulties. Liquid securities can become illiquid during periods of market stress. If a significant amount of the Fund’s securities become illiquid, the Fund may not be able to timely pay redemption proceeds and may need to sell securities at significantly reduced prices.
Management Risk. The Fund is actively managed and depends heavily on the Adviser’s judgment about markets, interest rates or the attractiveness, relative values, liquidity, or potential appreciation of particular investments made for the Fund’s portfolio. The Fund could experience losses if these judgments prove to be incorrect. There can be no guarantee that the Adviser’s investment techniques or investment decisions will produce the desired results. Additionally, legislative, regulatory, or tax developments may affect the investments or investment strategies available to the investment manager in connection with managing the Fund, which may also adversely affect the ability of the Fund to achieve its investment objective.
Market Risk. The market values of the Fund’s investments, and therefore the value of the Fund’s shares, will go up and down, sometimes rapidly or unpredictably. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole. The value of the Fund’s investments may go up or down due to general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, or adverse investor sentiment generally. The value of the Fund’s investments may also go up or down due to factors that affect an individual issuer or a particular industry or sector, such as changes in production costs and competitive conditions within an industry. Individual stock prices tend to go up and down more dramatically than those of certain other types of investments, such as bonds. During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by the Fund will rise in value.
Money Market Fund Risk. Although the Fund seeks to preserve the value of your investment at $1.00 per share, you may lose money by investing in the Fund. The share price of money market funds can fall below the $1.00 share price. You should not rely on or expect the Fund’s adviser
13                                  Short-Term Investment Trust

or its affiliates to enter into support agreements or take other actions to maintain the Fund’s $1.00 share price. The credit quality of the Fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the Fund’s share price. The Fund’s share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. To the extent the Fund holds cash or cash equivalents rather than securities in which it primarily invests or uses to manage risk, the Fund may not achieve its investment objectives and may underperform. Furthermore, amendments to money market fund regulations could impact the Fund’s operations and possibly negatively impact its return.
Municipal Securities Risk. The risk of a municipal obligation generally depends on the financial and credit status of the issuer. Constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives, and the issuer’s regional economic conditions may affect the municipal security’s value, interest payments, repayment of principal and the Fund’s ability to sell the security. Municipal obligations may be more susceptible to downgrades or defaults during recessions or similar periods of economic stress. Municipal securities structured as revenue bonds are generally not backed by the taxing power of the issuing municipality but rather the revenue from the particular project or entity for which the bonds were issued. If the Internal Revenue Service determines that an issuer of a municipal security has not complied with applicable tax requirements, interest from the security could be treated as taxable, which could result in a decline in the security’s value. In addition, there could be changes in applicable tax laws or tax treatments that reduce or eliminate the current federal income tax exemption on municipal securities or otherwise adversely affect the current federal or state tax status of municipal securities.
Repurchase Agreement Risk. If the seller of a repurchase agreement defaults or otherwise does not fulfill its obligations, the Fund may incur delays and losses arising from selling the underlying securities, enforcing its rights, or declining collateral value. These risks are magnified to the extent that a repurchase agreement is secured by securities other than cash or U.S. Government securities.
U.S. Government Obligations Risk. Obligations of U.S. Government agencies and authorities receive varying levels of support and may not be backed by the full faith and credit of the U.S. Government, which could affect the Fund’s ability to recover should they default. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so.
Variable-Rate Demand Notes Risk. The absence of an active secondary market for certain variable and floating rate notes could make it difficult to dispose of these instruments, and a portfolio could suffer a loss if the issuer defaults during periods in which a portfolio is not entitled to exercise its demand rights.
Yield Risk. The Fund’s yield will vary as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in other securities. When interest rates are very low, the Fund’s expenses could absorb all or a portion of the Fund’s income and yield. Additionally, inflation may outpace and diminish investment returns over time.
STIC Prime Portfolio
Objective(s) and Strategies
The Fund’s investment objective is to provide current income consistent with preservation of capital and liquidity. The Fund’s investment objective may be changed by the Board without shareholder approval.
The Fund invests in high-quality U.S. dollar denominated obligations with maturities of 60 days or less, including: (i) securities issued by the U.S. Government or its agencies; (ii) certificates of deposit and time deposits from U.S. or foreign banks; (iii) repurchase agreements; (iv) commercial paper; and (v) municipal securities.
The Fund may engage in repurchase agreement transactions that are collateralized by cash or government securities. In addition, it may engage in repurchase agreement transactions that are collateralized by nongovernment securities such as equity securities and fixed income securities that are rated investment grade and below investment grade by nationally recognized statistical rating organizations or unrated securities of comparable quality.
The Fund will limit investments to those securities that are Eligible Securities as defined by applicable regulations at the time of purchase.
As permitted by Rule 2a-7, the Fund seeks to maintain a stable price of $1.00 per share by using the amortized cost method to value portfolio securities and rounding the share value to the nearest cent. The Fund invests in conformity with SEC rules and regulation requirements for money market funds for the quality, maturity, diversification and liquidity of investments. The Fund invests only in U.S. dollar denominated securities maturing within 60 days of the date of purchase, with certain exceptions permitted by applicable regulations. The Fund maintains a dollar-weighted average portfolio maturity of no more than 60 days, and a dollar-weighted average portfolio maturity as determined without exceptions regarding certain interest rate adjustments under Rule 2a-7 of no more than 60 days. Each investment must be determined to present minimal credit risks by the Adviser pursuant to guidelines approved by the Board, and must be an Eligible Security.
The Fund may invest in U.S. dollar-denominated foreign securities. Some of the Fund's investments, although U.S. dollar-denominated, may be subject to foreign credit exposure.
The Fund may also invest in daily and weekly variable-rate demand notes.
In selecting securities for the Fund’s portfolio, the portfolio managers focus on securities that offer safety, liquidity, and a competitive yield. The Adviser conducts a credit analysis of each potential issuer prior to the purchase of its securities.
The portfolio managers normally hold portfolio securities to maturity, but may sell a security when they deem it advisable, such as when market or credit factors materially change.
The Fund may, from time to time, take temporary defensive positions by holding cash, shortening the Fund’s dollar-weighted average portfolio maturity or investing in other securities that are Eligible Securities for purchase by money market funds as described in the Fund’s Statement of Additional Information (SAI), in anticipation of or in response to adverse market, economic, political or other conditions. If the Fund’s portfolio managers do so, different factors could affect the Fund’s performance and the Fund may not achieve its investment objective.
The Fund’s investments in the types of securities and other investments described in this prospectus vary from time to time, and, at any time, the Fund may not be invested in all of the types of securities and other investments described in this prospectus. The Fund may also invest in securities and other investments not described in this prospectus.
For more information, see “Description of the Funds and Their Investments and Risks” in the Fund’s SAI.
Risks
The principal risks of investing in the Fund are:
Banking and Financial Services Industry Focus Risk. From time to time, the Fund may invest more than 25% of its assets in unsecured bank instruments, including but not limited to certificates of deposit and time deposits, or securities that may have guarantees or credit and liquidity enhancements provided by banks, insurance companies or other financial institutions. To the extent the Fund focuses its investments in these instruments or securities, the Fund’s performance will depend on the overall condition of those industries and the individual banks and financial institutions in which the Fund invests (directly or indirectly). Financial services companies may be dependent on the supply of short-term financing. The value of bank instruments and securities of issuers in the banking and financial services industry, or guaranteed by such issuers, can be affected by and sensitive to changes in government regulation and
14                                  Short-Term Investment Trust

interest rates and to economic downturns in the United States and abroad. The risk of holding bank instruments is also directly tied to the risk of insolvency or bankruptcy of the issuing banks, which risk may be higher for larger or more complex financial institutions that combine traditional, commercial and investment banking.
Debt Securities Risk. The prices of debt securities held by the Fund will be affected by changes in interest rates, the creditworthiness of the issuer and other factors. An increase in prevailing interest rates typically causes the value of existing debt securities to fall and often has a greater impact on longer-duration debt securities and higher quality debt securities. Falling interest rates will cause the Fund to reinvest the proceeds of debt securities that have been repaid by the issuer at lower interest rates. Falling interest rates may also reduce the Fund’s distributable income because interest payments on floating rate debt instruments held by the Fund will decline. The Fund could lose money on investments in debt securities if the issuer or borrower fails to meet its obligations to make interest payments and/or to repay principal in a timely manner. If an issuer seeks to restructure the terms of its borrowings or the Fund is required to seek recovery upon a default in the payment of interest or the repayment of principal, the Fund may incur additional expenses. Changes in an issuer’s financial strength, the market’s perception of such strength or in the credit rating of the issuer or the security may affect the value of debt securities. The Adviser’s credit analysis may fail to anticipate such changes, which could result in buying a debt security at an inopportune time or failing to sell a debt security in advance of a price decline or other credit event.
Foreign Securities and Credit Exposure Risk. U.S. dollar-denominated securities carrying foreign credit exposure may be affected by unfavorable political, economic or governmental developments that could affect payments of principal and interest. Furthermore, the value of the Fund’s foreign investments may be adversely affected by political and social instability in their home countries, by changes in economic or taxation policies in those countries, or by the difficulty in enforcing obligations in those countries. Foreign companies generally may be subject to less stringent regulations than U.S. companies, including financial reporting requirements and auditing and accounting controls. As a result, there generally is less publicly available information about foreign companies than about U.S. companies. Trading in many foreign securities may be less liquid and more volatile than U.S. securities due to the size of the market or other factors.
Liquidity Risk. The Fund may be unable to sell illiquid investments at the time or price it desires and, as a result, could lose its entire investment in such investments. An investment may be illiquid due to a lack of trading volume in the investment or if the investment is privately placed and not traded in any public market or is otherwise restricted from trading. Certain restricted securities require special registration and pose valuation difficulties. Liquid securities can become illiquid during periods of market stress. If a significant amount of the Fund’s securities become illiquid, the Fund may not be able to timely pay redemption proceeds and may need to sell securities at significantly reduced prices.
Management Risk. The Fund is actively managed and depends heavily on the Adviser’s judgment about markets, interest rates or the attractiveness, relative values, liquidity, or potential appreciation of particular investments made for the Fund’s portfolio. The Fund could experience losses if these judgments prove to be incorrect. There can be no guarantee that the Adviser’s investment techniques or investment decisions will produce the desired results. Additionally, legislative, regulatory, or tax developments may affect the investments or investment strategies available to the investment manager in connection with managing the Fund, which may also adversely affect the ability of the Fund to achieve its investment objective.
Market Risk. The market values of the Fund’s investments, and therefore the value of the Fund’s shares, will go up and down, sometimes rapidly or unpredictably. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole. The value of the Fund’s investments may go up or down due to general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, or adverse investor sentiment generally. The value of the Fund’s investments may also go up or down due to factors that affect an individual issuer or a particular industry or sector, such as changes in production costs and competitive conditions within an industry. Individual stock prices tend to go up and down more dramatically than those of certain other types of investments, such as bonds. During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by the Fund will rise in value.
Money Market Fund Risk. Although the Fund seeks to preserve the value of your investment at $1.00 per share, you may lose money by investing in the Fund. The share price of money market funds can fall below the $1.00 share price. You should not rely on or expect the Fund’s adviser or its affiliates to enter into support agreements or take other actions to maintain the Fund’s $1.00 share price. The credit quality of the Fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the Fund’s share price. The Fund’s share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. To the extent the Fund holds cash or cash equivalents rather than securities in which it primarily invests or uses to manage risk, the Fund may not achieve its investment objectives and may underperform. Furthermore, amendments to money market fund regulations could impact the Fund’s operations and possibly negatively impact its return.
Municipal Securities Risk. The risk of a municipal obligation generally depends on the financial and credit status of the issuer. Constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives, and the issuer’s regional economic conditions may affect the municipal security’s value, interest payments, repayment of principal and the Fund’s ability to sell the security. Municipal obligations may be more susceptible to downgrades or defaults during recessions or similar periods of economic stress. Municipal securities structured as revenue bonds are generally not backed by the taxing power of the issuing municipality but rather the revenue from the particular project or entity for which the bonds were issued. If the Internal Revenue Service determines that an issuer of a municipal security has not complied with applicable tax requirements, interest from the security could be treated as taxable, which could result in a decline in the security’s value. In addition, there could be changes in applicable tax laws or tax treatments that reduce or eliminate the current federal income tax exemption on municipal securities or otherwise adversely affect the current federal or state tax status of municipal securities.
Repurchase Agreement Risk. If the seller of a repurchase agreement defaults or otherwise does not fulfill its obligations, the Fund may incur delays and losses arising from selling the underlying securities, enforcing its rights, or declining collateral value. These risks are magnified to the extent that a repurchase agreement is secured by securities other than cash or U.S. Government securities.
U.S. Government Obligations Risk. Obligations of U.S. Government agencies and authorities receive varying levels of support and may not be backed by the full faith and credit of the U.S. Government, which could affect the Fund’s ability to recover should they default. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so.
Variable-Rate Demand Notes Risk. The absence of an active secondary market for certain variable and floating rate notes could make it difficult to dispose of these instruments, and a portfolio could suffer a loss if the issuer defaults during periods in which a portfolio is not entitled to exercise its demand rights.
15                                  Short-Term Investment Trust

Yield Risk. The Fund’s yield will vary as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in other securities. When interest rates are very low, the Fund’s expenses could absorb all or a portion of the Fund’s income and yield. Additionally, inflation may outpace and diminish investment returns over time.
Treasury Portfolio
Objective(s) and Strategies
The Fund’s investment objective is to provide current income consistent with preservation of capital and liquidity. The Fund’s investment objective may be changed by the Board without shareholder approval.
The Fund invests under normal circumstances at least 80% of its net assets (plus any borrowings for investment purposes) in direct obligations of the U.S. Treasury including bills, notes and bonds, and repurchase agreements secured by those obligations. The Fund invests at least 99.5% of its total assets in cash, Government Securities, and repurchase agreements collateralized by cash or Government Securities. Government Security generally means any security issued or guaranteed as to principal or interest by the U.S. Government or certain of its agencies or instrumentalities; or any certificate of deposit for any of the foregoing. The Fund considers repurchase agreements with the Federal Reserve Bank of New York to be U.S. Government securities for purposes of the Fund’s investment policies.
The Fund will limit investments to those securities that are Eligible Securities as defined by applicable regulations at the time of purchase.
The Fund is a Government Money Market Fund as defined by Rule 2a-7. As permitted by Rule 2a-7, the Fund seeks to maintain a stable price of $1.00 per share by using the amortized cost method to value portfolio securities and rounding the share value to the nearest cent. The Fund invests in conformity with SEC rules and regulation requirements for money market funds for the quality, maturity, diversification and liquidity of investments. The Fund invests only in U.S. dollar denominated securities maturing within 397 days of the date of purchase, with certain exceptions permitted by applicable regulations. The Fund maintains a dollar-weighted average portfolio maturity of no more than 60 days, and a dollar-weighted average portfolio maturity as determined without exceptions regarding certain interest rate adjustments under Rule 2a-7 of no more than 120 days. Each investment must be determined to present minimal credit risks by the Adviser pursuant to guidelines approved by the Board, and must be an Eligible Security.
In selecting securities for the Fund’s portfolio, the portfolio managers focus on securities that offer safety, liquidity, and a competitive yield. The Adviser conducts a credit analysis of each potential issuer prior to the purchase of its securities.
The portfolio managers normally hold portfolio securities to maturity, but may sell a security when they deem it advisable, such as when market or credit factors materially change.
The Fund may, from time to time, take temporary defensive positions by holding cash, shortening the Fund’s dollar-weighted average portfolio maturity or investing in other securities that are Eligible Securities for purchase by money market funds as described in the Fund’s Statement of Additional Information (SAI), in anticipation of or in response to adverse market, economic, political or other conditions. If the Fund’s portfolio managers do so, different factors could affect the Fund’s performance and the Fund may not achieve its investment objective.
The Fund’s investments in the types of securities and other investments described in this prospectus vary from time to time, and, at any time, the Fund may not be invested in all of the types of securities and other investments described in this prospectus. The Fund may also invest in securities and other investments not described in this prospectus.
For more information, see “Description of the Funds and Their Investments and Risks” in the Fund’s SAI.
Risks
The principal risks of investing in the Fund are:
Debt Securities Risk. The prices of debt securities held by the Fund will be affected by changes in interest rates, the creditworthiness of the issuer and other factors. An increase in prevailing interest rates typically causes the value of existing debt securities to fall and often has a greater impact on longer-duration debt securities and higher quality debt securities. Falling interest rates will cause the Fund to reinvest the proceeds of debt securities that have been repaid by the issuer at lower interest rates. Falling interest rates may also reduce the Fund’s distributable income because interest payments on floating rate debt instruments held by the Fund will decline. The Fund could lose money on investments in debt securities if the issuer or borrower fails to meet its obligations to make interest payments and/or to repay principal in a timely manner. If an issuer seeks to restructure the terms of its borrowings or the Fund is required to seek recovery upon a default in the payment of interest or the repayment of principal, the Fund may incur additional expenses. Changes in an issuer’s financial strength, the market’s perception of such strength or in the credit rating of the issuer or the security may affect the value of debt securities. The Adviser’s credit analysis may fail to anticipate such changes, which could result in buying a debt security at an inopportune time or failing to sell a debt security in advance of a price decline or other credit event.
Liquidity Risk. The Fund may be unable to sell illiquid investments at the time or price it desires and, as a result, could lose its entire investment in such investments. An investment may be illiquid due to a lack of trading volume in the investment or if the investment is privately placed and not traded in any public market or is otherwise restricted from trading. Certain restricted securities require special registration and pose valuation difficulties. Liquid securities can become illiquid during periods of market stress. If a significant amount of the Fund’s securities become illiquid, the Fund may not be able to timely pay redemption proceeds and may need to sell securities at significantly reduced prices.
Management Risk. The Fund is actively managed and depends heavily on the Adviser’s judgment about markets, interest rates or the attractiveness, relative values, liquidity, or potential appreciation of particular investments made for the Fund’s portfolio. The Fund could experience losses if these judgments prove to be incorrect. There can be no guarantee that the Adviser’s investment techniques or investment decisions will produce the desired results. Additionally, legislative, regulatory, or tax developments may affect the investments or investment strategies available to the investment manager in connection with managing the Fund, which may also adversely affect the ability of the Fund to achieve its investment objective.
Market Risk. The market values of the Fund’s investments, and therefore the value of the Fund’s shares, will go up and down, sometimes rapidly or unpredictably. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole. The value of the Fund’s investments may go up or down due to general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, or adverse investor sentiment generally. The value of the Fund’s investments may also go up or down due to factors that affect an individual issuer or a particular industry or sector, such as changes in production costs and competitive conditions within an industry. Individual stock prices tend to go up and down more dramatically than those of certain other types of investments, such as bonds. During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by the Fund will rise in value.
Money Market Fund Risk. Although the Fund seeks to preserve the value of your investment at $1.00 per share, you may lose money by investing in the Fund. The share price of money market funds can fall below the $1.00 share price. You should not rely on or expect the Fund’s adviser
16                                  Short-Term Investment Trust

or its affiliates to enter into support agreements or take other actions to maintain the Fund’s $1.00 share price. The credit quality of the Fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the Fund’s share price. The Fund’s share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. To the extent the Fund holds cash or cash equivalents rather than securities in which it primarily invests or uses to manage risk, the Fund may not achieve its investment objectives and may underperform. Furthermore, amendments to money market fund regulations could impact the Fund’s operations and possibly negatively impact its return.
Repurchase Agreement Risk. If the seller of a repurchase agreement defaults or otherwise does not fulfill its obligations, the Fund may incur delays and losses arising from selling the underlying securities, enforcing its rights, or declining collateral value.
U.S. Government Obligations Risk. Obligations of U.S. Government agencies and authorities receive varying levels of support and may not be backed by the full faith and credit of the U.S. Government, which could affect the Fund’s ability to recover should they default. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so.
Yield Risk. The Fund’s yield will vary as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in other securities. When interest rates are very low, the Fund’s expenses could absorb all or a portion of the Fund’s income and yield. Additionally, inflation may outpace and diminish investment returns over time.
Government & Agency Portfolio
Objective(s) and Strategies
The Fund’s investment objective is to provide current income consistent with preservation of capital and liquidity. The Fund’s investment objective may be changed by the Board without shareholder approval.
The Fund invests at least 99.5% of its total assets in cash, Government Securities, and repurchase agreements collateralized by cash or Government Securities. Government Security generally means any security issued or guaranteed as to principal or interest by the U.S. Government or certain of its agencies or instrumentalities; or any certificate of deposit for any of the foregoing. The Fund considers repurchase agreements with the Federal Reserve Bank of New York to be U.S. Government securities for purposes of the Fund’s investment policies.
The Fund will limit investments to those securities that are Eligible Securities as defined by applicable regulations at the time of purchase.
The Fund is a Government Money Market Fund as defined by Rule 2a-7. As permitted by Rule 2a-7, the Fund seeks to maintain a stable price of $1.00 per share by using the amortized cost method to value portfolio securities and rounding the share value to the nearest cent. The Fund invests in conformity with SEC rules and regulation requirements for money market funds for the quality, maturity, diversification and liquidity of investments. The Fund invests only in U.S. dollar denominated securities maturing within 397 days of the date of purchase, with certain exceptions permitted by applicable regulations. The Fund maintains a dollar-weighted average portfolio maturity of no more than 60 days, and a dollar-weighted average portfolio maturity as determined without exceptions regarding certain interest rate adjustments under Rule 2a-7 of no more than 120 days. Each investment must be determined to present minimal credit risks by the Adviser pursuant to guidelines approved by the Board, and must be an Eligible Security.
In selecting securities for the Fund’s portfolio, the portfolio managers focus on securities that offer safety, liquidity, and a competitive yield. The Adviser conducts a credit analysis of each potential issuer prior to the purchase of its securities.
The portfolio managers normally hold portfolio securities to maturity, but may sell a security when they deem it advisable, such as when market or credit factors materially change.
The Fund may, from time to time, take temporary defensive positions by holding cash, shortening the Fund’s dollar-weighted average portfolio maturity or investing in other securities that are Eligible Securities for purchase by money market funds as described in the Fund’s Statement of Additional Information (SAI), in anticipation of or in response to adverse market, economic, political or other conditions. If the Fund’s portfolio managers do so, different factors could affect the Fund’s performance and the Fund may not achieve its investment objective.
The Fund’s investments in the types of securities and other investments described in this prospectus vary from time to time, and, at any time, the Fund may not be invested in all of the types of securities and other investments described in this prospectus. The Fund may also invest in securities and other investments not described in this prospectus.
For more information, see “Description of the Funds and Their Investments and Risks” in the Fund’s SAI.
Risks
The principal risks of investing in the Fund are:
Debt Securities Risk. The prices of debt securities held by the Fund will be affected by changes in interest rates, the creditworthiness of the issuer and other factors. An increase in prevailing interest rates typically causes the value of existing debt securities to fall and often has a greater impact on longer-duration debt securities and higher quality debt securities. Falling interest rates will cause the Fund to reinvest the proceeds of debt securities that have been repaid by the issuer at lower interest rates. Falling interest rates may also reduce the Fund’s distributable income because interest payments on floating rate debt instruments held by the Fund will decline. The Fund could lose money on investments in debt securities if the issuer or borrower fails to meet its obligations to make interest payments and/or to repay principal in a timely manner. If an issuer seeks to restructure the terms of its borrowings or the Fund is required to seek recovery upon a default in the payment of interest or the repayment of principal, the Fund may incur additional expenses. Changes in an issuer’s financial strength, the market’s perception of such strength or in the credit rating of the issuer or the security may affect the value of debt securities. The Adviser’s credit analysis may fail to anticipate such changes, which could result in buying a debt security at an inopportune time or failing to sell a debt security in advance of a price decline or other credit event.
Liquidity Risk. The Fund may be unable to sell illiquid investments at the time or price it desires and, as a result, could lose its entire investment in such investments. An investment may be illiquid due to a lack of trading volume in the investment or if the investment is privately placed and not traded in any public market or is otherwise restricted from trading. Certain restricted securities require special registration and pose valuation difficulties. Liquid securities can become illiquid during periods of market stress. If a significant amount of the Fund’s securities become illiquid, the Fund may not be able to timely pay redemption proceeds and may need to sell securities at significantly reduced prices.
Management Risk. The Fund is actively managed and depends heavily on the Adviser’s judgment about markets, interest rates or the attractiveness, relative values, liquidity, or potential appreciation of particular investments made for the Fund’s portfolio. The Fund could experience losses if these judgments prove to be incorrect. There can be no guarantee that the Adviser’s investment techniques or investment decisions will produce the desired results. Additionally, legislative, regulatory, or tax developments may affect the investments or investment strategies available to the investment manager in connection with managing the Fund, which may also adversely affect the ability of the Fund to achieve its investment objective.
Market Risk. The market values of the Fund’s investments, and therefore the value of the Fund’s shares, will go up and down, sometimes rapidly or unpredictably. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole. The value of the Fund’s investments may go up or down due to general market
17                                  Short-Term Investment Trust

conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, or adverse investor sentiment generally. The value of the Fund’s investments may also go up or down due to factors that affect an individual issuer or a particular industry or sector, such as changes in production costs and competitive conditions within an industry. Individual stock prices tend to go up and down more dramatically than those of certain other types of investments, such as bonds. During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by the Fund will rise in value.
Money Market Fund Risk. Although the Fund seeks to preserve the value of your investment at $1.00 per share, you may lose money by investing in the Fund. The share price of money market funds can fall below the $1.00 share price. You should not rely on or expect the Fund’s adviser or its affiliates to enter into support agreements or take other actions to maintain the Fund’s $1.00 share price. The credit quality of the Fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the Fund’s share price. The Fund’s share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. To the extent the Fund holds cash or cash equivalents rather than securities in which it primarily invests or uses to manage risk, the Fund may not achieve its investment objectives and may underperform. Furthermore, amendments to money market fund regulations could impact the Fund’s operations and possibly negatively impact its return.
Repurchase Agreement Risk. If the seller of a repurchase agreement defaults or otherwise does not fulfill its obligations, the Fund may incur delays and losses arising from selling the underlying securities, enforcing its rights, or declining collateral value.
U.S. Government Obligations Risk. Obligations of U.S. Government agencies and authorities receive varying levels of support and may not be backed by the full faith and credit of the U.S. Government, which could affect the Fund’s ability to recover should they default. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so.
Yield Risk. The Fund’s yield will vary as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in other securities. When interest rates are very low, the Fund’s expenses could absorb all or a portion of the Fund’s income and yield. Additionally, inflation may outpace and diminish investment returns over time.
Government TaxAdvantage Portfolio
Objective(s) and Strategies
The Fund’s investment objective is to provide current income consistent with preservation of capital and liquidity. The Fund’s investment objective may be changed by the Board without shareholder approval.
The Fund invests at least 99.5% of its total assets in cash and Government Securities. Government Security generally means any security issued or guaranteed as to principal or interest by the U.S. Government or certain of its agencies or instrumentalities; or any certificate of deposit for any of the foregoing. At the present time, the Fund has no current intention to invest in securities other than direct obligations of the U.S. Treasury and Agency Securities.
The Fund will limit investments to those securities that are Eligible Securities as defined by applicable regulations at the time of purchase.
The Fund also seeks to distribute dividends that are exempt from state and local taxation in many states.
The Fund is a Government Money Market Fund, as defined by Rule 2a-7. As permitted by Rule 2a-7, the Fund seeks to maintain a stable price of $1.00 per share by using the amortized cost method to value portfolio securities and rounding the share value to the nearest cent. The Fund invests in conformity with SEC rules and regulation requirements for money market funds for the quality, maturity, diversification and liquidity of investments. The Fund invests only in U.S. dollar denominated securities maturing within 397 days of the date of purchase, with certain exceptions permitted by applicable regulations. The Fund maintains a dollar-weighted average portfolio maturity of no more than 60 days, and a dollar-weighted average portfolio maturity as determined without exceptions regarding certain interest rate adjustments under Rule 2a-7 of no more than 120 days. Each investment must be determined to present minimal credit risks by the Adviser pursuant to guidelines approved by the Board, and must be an Eligible Security.
In selecting securities for the Fund’s portfolio, the portfolio managers focus on securities that offer safety, liquidity, and a competitive yield. The Adviser conducts a credit analysis of each potential issuer prior to the purchase of its securities.
The portfolio managers normally hold portfolio securities to maturity, but may sell a security when they deem it advisable, such as when market or credit factors materially change.
The Fund may, from time to time, take temporary defensive positions by holding cash, shortening the Fund’s dollar-weighted average portfolio maturity or investing in other securities that are Eligible Securities for purchase by money market funds as described in the Fund’s Statement of Additional Information (SAI), in anticipation of or in response to adverse market, economic, political or other conditions. If the Fund’s portfolio managers do so, different factors could affect the Fund’s performance and the Fund may not achieve its investment objective.
The Fund’s investments in the types of securities and other investments described in this prospectus vary from time to time, and, at any time, the Fund may not be invested in all of the types of securities and other investments described in this prospectus. The Fund may also invest in securities and other investments not described in this prospectus.
For more information, see “Description of the Funds and Their Investments and Risks” in the Fund’s SAI.
Risks
The principal risks of investing in the Fund are:
Debt Securities Risk. The prices of debt securities held by the Fund will be affected by changes in interest rates, the creditworthiness of the issuer and other factors. An increase in prevailing interest rates typically causes the value of existing debt securities to fall and often has a greater impact on longer-duration debt securities and higher quality debt securities. Falling interest rates will cause the Fund to reinvest the proceeds of debt securities that have been repaid by the issuer at lower interest rates. Falling interest rates may also reduce the Fund’s distributable income because interest payments on floating rate debt instruments held by the Fund will decline. The Fund could lose money on investments in debt securities if the issuer or borrower fails to meet its obligations to make interest payments and/or to repay principal in a timely manner. If an issuer seeks to restructure the terms of its borrowings or the Fund is required to seek recovery upon a default in the payment of interest or the repayment of principal, the Fund may incur additional expenses. Changes in an issuer’s financial strength, the market’s perception of such strength or in the credit rating of the issuer or the security may affect the value of debt securities. The Adviser’s credit analysis may fail to anticipate such changes, which could result in buying a debt security at an inopportune time or failing to sell a debt security in advance of a price decline or other credit event.
Liquidity Risk. The Fund may be unable to sell illiquid investments at the time or price it desires and, as a result, could lose its entire investment in such investments. An investment may be illiquid due to a lack of trading volume in the investment or if the investment is privately placed and not traded in any public market or is otherwise restricted from trading. Certain restricted securities require special registration and pose valuation difficulties. Liquid securities can become illiquid during periods of market stress. If a significant amount of the Fund’s securities become illiquid, the
18                                  Short-Term Investment Trust

Fund may not be able to timely pay redemption proceeds and may need to sell securities at significantly reduced prices.
Management Risk. The Fund is actively managed and depends heavily on the Adviser’s judgment about markets, interest rates or the attractiveness, relative values, liquidity, or potential appreciation of particular investments made for the Fund’s portfolio. The Fund could experience losses if these judgments prove to be incorrect. There can be no guarantee that the Adviser’s investment techniques or investment decisions will produce the desired results. Additionally, legislative, regulatory, or tax developments may affect the investments or investment strategies available to the investment manager in connection with managing the Fund, which may also adversely affect the ability of the Fund to achieve its investment objective.
Market Risk. The market values of the Fund’s investments, and therefore the value of the Fund’s shares, will go up and down, sometimes rapidly or unpredictably. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole. The value of the Fund’s investments may go up or down due to general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, or adverse investor sentiment generally. The value of the Fund’s investments may also go up or down due to factors that affect an individual issuer or a particular industry or sector, such as changes in production costs and competitive conditions within an industry. Individual stock prices tend to go up and down more dramatically than those of certain other types of investments, such as bonds. During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by the Fund will rise in value.
Money Market Fund Risk. Although the Fund seeks to preserve the value of your investment at $1.00 per share, you may lose money by investing in the Fund. The share price of money market funds can fall below the $1.00 share price. You should not rely on or expect the Fund’s adviser or its affiliates to enter into support agreements or take other actions to maintain the Fund’s $1.00 share price. The credit quality of the Fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the Fund’s share price. The Fund’s share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. To the extent the Fund holds cash or cash equivalents rather than securities in which it primarily invests or uses to manage risk, the Fund may not achieve its investment objectives and may underperform. Furthermore, amendments to money market fund regulations could impact the Fund’s operations and possibly negatively impact its return.
U.S. Government Obligations Risk. Obligations of U.S. Government agencies and authorities receive varying levels of support and may not be backed by the full faith and credit of the U.S. Government, which could affect the Fund’s ability to recover should they default. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so.
Yield Risk. The Fund’s yield will vary as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in other securities. When interest rates are very low, the Fund’s expenses could absorb all or a portion of the Fund’s income and yield. Additionally, inflation may outpace and diminish investment returns over time.
Tax-Free Cash Reserve Portfolio
Objective(s) and Strategies
The Fund’s investment objective is to provide tax-exempt income consistent with preservation of capital and liquidity. The Fund’s investment objective may be changed by the Board without shareholder approval.
The Fund invests under normal circumstances at least 80% of its net assets (plus any borrowings for investment purposes) in debt securities that
(i) pay interest that is excluded from gross income for federal income tax purposes, and (ii) do not produce income that will be considered to be an item of preference for purposes of the alternative minimum tax. While the Fund’s distributions are primarily exempt from federal income tax, a portion of the Fund’s distributions may be subject to the federal alternative minimum tax and state and local taxes.
In complying with the 80% investment requirement, the Fund may include other instruments that have economic characteristics similar to the Fund's direct investments that are counted toward the 80% investment requirement.
The Fund will limit investments to those securities that are Eligible Securities as defined by applicable regulations at the time of purchase.
The Fund invests primarily in high quality U.S. dollar-denominated short-term debt obligations, including: (i) municipal securities; (ii) tax-exempt commercial paper; and (iii) cash equivalents. These securities may have credit and liquidity enhancements provided by banks, insurance companies or other financial institutions. Municipal securities include debt obligations of states, territories and possessions of the United States and the District of Columbia, their political subdivisions, agencies and instrumentalities, authorities thereof, and multi-state agencies, issued to obtain funds for various public purposes. Municipal lease obligations, synthetic municipal securities and certain types of industrial revenue bonds are treated as municipal securities. Synthetic municipal securities include variable rate instruments, which are created when fixed rate bonds are coupled with a third party demand feature.
Other securities held by the Fund may be structured with demand features which have the effect of shortening the security’s maturity.
As permitted by Rule 2a-7, the Fund seeks to maintain a stable price of $1.00 per share by using the amortized cost method to value portfolio securities and rounding the share value to the nearest cent. The Fund invests in conformity with SEC rules and regulation requirements for money market funds for the quality, maturity, diversification and liquidity of investments. The Fund invests only in U.S. dollar denominated securities maturing within 397 days of the date of purchase, with certain exceptions permitted by applicable regulations. The Fund maintains a dollar-weighted average portfolio maturity of no more than 60 days, and a dollar-weighted average portfolio maturity as determined without exceptions regarding certain interest rate adjustments under Rule 2a-7 of no more than 120 days. Each investment must be determined to present minimal credit risks by the Adviser pursuant to guidelines approved by the Board, and must be an Eligible Security.
The Fund may invest in U.S. dollar-denominated foreign securities. Some of the Fund’s investments, although U.S. dollar-denominated, may be subject to foreign credit exposure.
The Fund may also invest in daily and weekly variable-rate demand notes.
In selecting securities for the Fund’s portfolio, the portfolio managers focus on securities that offer safety, liquidity, and a competitive yield. The Adviser conducts a credit analysis of each potential issuer prior to the purchase of its securities.
The portfolio managers normally hold portfolio securities to maturity, but may sell a security when they deem it advisable, such as when market or credit factors materially change.
The Fund may, from time to time, take temporary defensive positions by holding cash, shortening the Fund’s dollar-weighted average portfolio maturity or investing in other securities that are Eligible Securities for purchase by money market funds as described in the Fund’s Statement of Additional Information (SAI), in anticipation of or in response to adverse market, economic, political or other conditions. If the Fund’s portfolio managers do so, different factors could affect the Fund’s performance and the Fund may not achieve its investment objective.
The Fund’s investments in the types of securities and other investments described in this prospectus vary from time to time, and, at any time, the Fund may not be invested in all of the types of securities and other
19                                  Short-Term Investment Trust

investments described in this prospectus. The Fund may also invest in securities and other investments not described in this prospectus.
For more information, see “Description of the Funds and Their Investments and Risks” in the Fund’s SAI.
Risks
The principal risks of investing in the Fund are:
Banking and Financial Services Industry Focus Risk. From time to time, the Fund may invest more than 25% of its assets in unsecured bank instruments, including but not limited to certificates of deposit and time deposits, or securities that may have guarantees or credit and liquidity enhancements provided by banks, insurance companies or other financial institutions. To the extent the Fund focuses its investments in these instruments or securities, the Fund’s performance will depend on the overall condition of those industries and the individual banks and financial institutions in which the Fund invests (directly or indirectly). Financial services companies may be dependent on the supply of short-term financing. The value of bank instruments and securities of issuers in the banking and financial services industry, or guaranteed by such issuers, can be affected by and sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad. The risk of holding bank instruments is also directly tied to the risk of insolvency or bankruptcy of the issuing banks, which risk may be higher for larger or more complex financial institutions that combine traditional, commercial and investment banking.
Debt Securities Risk. The prices of debt securities held by the Fund will be affected by changes in interest rates, the creditworthiness of the issuer and other factors. An increase in prevailing interest rates typically causes the value of existing debt securities to fall and often has a greater impact on longer-duration debt securities and higher quality debt securities. Falling interest rates will cause the Fund to reinvest the proceeds of debt securities that have been repaid by the issuer at lower interest rates. Falling interest rates may also reduce the Fund’s distributable income because interest payments on floating rate debt instruments held by the Fund will decline. The Fund could lose money on investments in debt securities if the issuer or borrower fails to meet its obligations to make interest payments and/or to repay principal in a timely manner. If an issuer seeks to restructure the terms of its borrowings or the Fund is required to seek recovery upon a default in the payment of interest or the repayment of principal, the Fund may incur additional expenses. Changes in an issuer’s financial strength, the market’s perception of such strength or in the credit rating of the issuer or the security may affect the value of debt securities. The Adviser’s credit analysis may fail to anticipate such changes, which could result in buying a debt security at an inopportune time or failing to sell a debt security in advance of a price decline or other credit event.
Foreign Securities and Credit Exposure Risk. U.S. dollar-denominated securities carrying foreign credit exposure may be affected by unfavorable political, economic or governmental developments that could affect payments of principal and interest. Furthermore, the value of the Fund’s foreign investments may be adversely affected by political and social instability in their home countries, by changes in economic or taxation policies in those countries, or by the difficulty in enforcing obligations in those countries. Foreign companies generally may be subject to less stringent regulations than U.S. companies, including financial reporting requirements and auditing and accounting controls. As a result, there generally is less publicly available information about foreign companies than about U.S. companies. Trading in many foreign securities may be less liquid and more volatile than U.S. securities due to the size of the market or other factors.
Liquidity Risk. The Fund may be unable to sell illiquid investments at the time or price it desires and, as a result, could lose its entire investment in such investments. An investment may be illiquid due to a lack of trading volume in the investment or if the investment is privately placed and not traded in any public market or is otherwise restricted from trading. Certain restricted securities require special registration and pose valuation difficulties. Liquid securities can become illiquid during periods of market stress. If a significant amount of the Fund’s securities become illiquid, the Fund may not be able to timely pay redemption proceeds and may need to sell securities at significantly reduced prices.
Management Risk. The Fund is actively managed and depends heavily on the Adviser’s judgment about markets, interest rates or the attractiveness, relative values, liquidity, or potential appreciation of particular investments made for the Fund’s portfolio. The Fund could experience losses if these judgments prove to be incorrect. There can be no guarantee that the Adviser’s investment techniques or investment decisions will produce the desired results. Additionally, legislative, regulatory, or tax developments may affect the investments or investment strategies available to the investment manager in connection with managing the Fund, which may also adversely affect the ability of the Fund to achieve its investment objective.
Market Risk. The market values of the Fund’s investments, and therefore the value of the Fund’s shares, will go up and down, sometimes rapidly or unpredictably. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole. The value of the Fund’s investments may go up or down due to general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, or adverse investor sentiment generally. The value of the Fund’s investments may also go up or down due to factors that affect an individual issuer or a particular industry or sector, such as changes in production costs and competitive conditions within an industry. Individual stock prices tend to go up and down more dramatically than those of certain other types of investments, such as bonds. During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by the Fund will rise in value.
Money Market Fund Risk. Although the Fund seeks to preserve the value of your investment at $1.00 per share, you may lose money by investing in the Fund. The share price of money market funds can fall below the $1.00 share price. You should not rely on or expect the Fund’s adviser or its affiliates to enter into support agreements or take other actions to maintain the Fund’s $1.00 share price. The credit quality of the Fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the Fund’s share price. The Fund’s share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. To the extent the Fund holds cash or cash equivalents rather than securities in which it primarily invests or uses to manage risk, the Fund may not achieve its investment objectives and may underperform. Furthermore, amendments to money market fund regulations could impact the Fund’s operations and possibly negatively impact its return.
Municipal Securities Risk. The risk of a municipal obligation generally depends on the financial and credit status of the issuer. Constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives, and the issuer’s regional economic conditions may affect the municipal security’s value, interest payments, repayment of principal and the Fund’s ability to sell the security. Municipal obligations may be more susceptible to downgrades or defaults during recessions or similar periods of economic stress. Municipal securities structured as revenue bonds are generally not backed by the taxing power of the issuing municipality but rather the revenue from the particular project or entity for which the bonds were issued. If the Internal Revenue Service determines that an issuer of a municipal security has not complied with applicable tax requirements, interest from the security could be treated as taxable, which could result in a decline in the security’s value. In addition, there could be changes in applicable tax laws or tax treatments that reduce or eliminate the current federal income tax exemption on municipal securities or
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otherwise adversely affect the current federal or state tax status of municipal securities.
U.S. Government Obligations Risk. Obligations of U.S. Government agencies and authorities receive varying levels of support and may not be backed by the full faith and credit of the U.S. Government, which could affect the Fund’s ability to recover should they default. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so.
Variable-Rate Demand Notes Risk. The absence of an active secondary market for certain variable and floating rate notes could make it difficult to dispose of these instruments, and a portfolio could suffer a loss if the issuer defaults during periods in which a portfolio is not entitled to exercise its demand rights.
Yield Risk. The Fund’s yield will vary as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in other securities. When interest rates are very low, the Fund’s expenses could absorb all or a portion of the Fund’s income and yield. Additionally, inflation may outpace and diminish investment returns over time.
Portfolio Holdings
Information concerning the Funds' portfolio holdings as well as their dollar-weighted average portfolio maturity and dollar-weighted average life to maturity as of the last business day of the preceding month will be posted on their Web site no later than five business days after the end of the month and remain posted on the Web site for six months thereafter.
A description of Fund policies and procedures with respect to the disclosure of Fund portfolio holdings is available in the SAI, which is available at www.invesco.com/us.

Fund Management

The Adviser(s)
Invesco serves as each Fund’s investment adviser. The Adviser manages the investment operations of each Fund as well as other investment portfolios that encompass a broad range of investment objectives, and has agreed to perform or arrange for the performance of each Fund’s day-to-day management. The Adviser is located at 1555 Peachtree Street, N.E., Atlanta, Georgia 30309. The Adviser, as successor in interest to multiple investment advisers, has been an investment adviser since 1976.
Adviser Compensation
During the fiscal year ended August 31, 2015, the Adviser received compensation of 0.12% of Liquid Assets Portfolio’s average daily net assets, after fee waiver and/or expense reimbursement.
During the fiscal year ended August 31, 2015, the Adviser received compensation of 0.03% of STIC Prime Portfolio’s average daily net assets, after fee waiver and/or expense reimbursement.
During the fiscal year ended August 31, 2015, the Adviser received compensation of 0.04% of Treasury Portfolio’s average daily net assets, after fee waiver and/or expense reimbursement.
During the fiscal year ended August 31, 2015, the Adviser received compensation of 0.05% of Government & Agency Portfolio’s average daily net assets, after fee waiver and/or expense reimbursement.
During the fiscal year ended August 31, 2015, the Adviser did not receive any compensation from Government TaxAdvantage Portfolio, after fee waiver and/or expense reimbursement.
During the fiscal year ended August 31, 2015, the Adviser did not receive any compensation from Tax-Free Cash Reserve Portfolio, after fee waiver and/or expense reimbursement.
The Adviser, Invesco Distributors, or one of their affiliates may, from time to time, at their expense out of their own financial resources make cash payments to financial intermediaries for marketing support and/or administrative support. These marketing support payments and administrative support payments are in addition to the payments by the
Funds described in this prospectus. Because they are not paid by the Funds, these marketing support payments and administrative support payments will not change the price paid by investors for the purchase of the Funds’ shares or the amount that a Fund will receive as proceeds from such sales. In certain cases these cash payments could be significant to the financial intermediaries. These cash payments may also create an incentive for a financial intermediary to recommend or sell shares of the Funds to its customers. Please contact your financial intermediary for details about any payments they or their firm may receive in connection with the sale of shares of the Funds or the provision of services to the Funds. Also, please see the Funds’ SAI for more information about these types of payments.
A discussion regarding the basis for the Board’s approval of the investment advisory agreement and investment sub-advisory agreements of each Fund is available in each Fund’s most recent annual report to shareholders for the twelve-month period ended August 31.

Other Information

Dividends and Distributions
Liquid Assets Portfolio expects, based on its investment objective and strategies, that its dividends and distributions, if any, will consist primarily of ordinary income.
STIC Prime Portfolio expects, based on its investment objective and strategies, that its dividends and distributions, if any, will consist primarily of ordinary income.
Treasury Portfolio expects, based on its investment objective and strategies, that its dividends and distributions, if any, will consist primarily of ordinary income.
Government & Agency Portfolio expects, based on its investment objective and strategies, that its dividends and distributions, if any, will consist primarily of ordinary income.
Government TaxAdvantage Portfolio expects, based on its investment objective and strategies, that its dividends and distributions, if any, will consist primarily of ordinary income.
Tax-Free Cash Reserve Portfolio expects, based on its investment objective and strategies, that its dividends and distributions, if any, will consist primarily of tax-exempt income.
Dividends
Liquid Assets Portfolio generally declares dividends, if any, daily and pays them monthly.
STIC Prime Portfolio generally declares dividends, if any, daily and pays them monthly.
Treasury Portfolio generally declares dividends, if any, daily and pays them monthly.
Government & Agency Portfolio generally declares dividends, if any, daily and pays them monthly.
Government TaxAdvantage Portfolio generally declares dividends, if any, daily and pays them monthly.
Tax-Free Cash Reserve Portfolio generally declares dividends, if any, daily and pays them monthly.
Dividends are paid on settled shares of the Liquid Assets Portfolio, Treasury Portfolio, Government & Agency Portfolio and STIC Prime Portfolio as of 5:30 p.m. Eastern Time, and of the Government TaxAdvantage Portfolio and Tax-Free Cash Reserve Portfolio as of 3:30 p.m. Eastern Time (“Settlement Time”). If a Fund closes early on a business day, such Fund will pay dividends on settled shares at such earlier closing time. Generally, shareholders whose purchase orders have been accepted by the Funds prior to the respective Fund’s Settlement Time, or an earlier close time on any day that a Fund closes early, are eligible to receive dividends on that business day. The dividend declared on any day preceding a non-business day or days of a Fund will include the net income accrued on such non-business day or days. Dividends and distributions are reinvested in the form of additional full and fractional shares at net asset value unless the
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shareholder has elected to have such dividends and distributions paid in cash. See “Pricing of Shares – Timing of Orders” for a description of the Fund’s business days.
Capital Gains Distributions
Liquid Assets Portfolio generally distributes net realized capital gains (including net short-term capital gains), if any, at least annually. The Fund does not expect to realize any long-term capital gains and losses.
STIC Prime Portfolio generally distributes net realized capital gains (including net short-term capital gains), if any, at least annually. The Fund does not expect to realize any long-term capital gains and losses.
Treasury Portfolio generally distributes net realized capital gains (including net short-term capital gains), if any, at least annually. The Fund does not expect to realize any long-term capital gains and losses.
Government & Agency Portfolio generally distributes net realized capital gains (including net short-term capital gains), if any, at least annually. The Fund does not expect to realize any long-term capital gains and losses.
Government TaxAdvantage Portfolio generally distributes net realized capital gains (including net short-term capital gains), if any, at least annually. The Fund does not expect to realize any long-term capital gains and losses.
Tax-Free Cash Reserve Portfolio generally distributes net realized capital gains (including net short-term capital gains), if any, at least annually. The Fund does not expect to realize any long-term capital gains and losses.
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Financial Highlights
The financial highlights table is intended to help you understand each Fund’s financial performance of the Resource Class shares. Certain information reflects financial results for a single Fund share.
The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions).
This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with a Fund’s financial statements, is included in each Fund’s annual report, which is available upon request.
Resource Class
	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income to average net assets
Liquid Assets Portfolio
Year ended 08/31/15	$1.00	$0.00	$ 0.00	$0.00	$(0.00)	$ —	$(0.00)	$1.00	0.01%	$ 72,686	0.21% (c)	0.37% (c)	0.01% (c)
Year ended 08/31/14	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.02	135,553	0.19	0.37	0.02
Year ended 08/31/13	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.02	68,809	0.25	0.37	0.01
Year ended 08/31/12	1.00	0.00	(0.00)	0.00	(0.00)	—	(0.00)	1.00	0.02	141,085	0.27	0.38	0.02
Year ended 08/31/11	1.00	0.00	(0.00)	0.00	(0.00)	—	(0.00)	1.00	0.02	177,081	0.27	0.37	0.02

STIC Prime Portfolio
Year ended 08/31/15	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.04	19,710	0.07 (c)	0.39 (c)	0.10 (c)
Year ended 08/31/14	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.08	32,039	0.06	0.39	0.08
Year ended 08/31/13	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.06	27,011	0.12	0.39	0.07
Year ended 08/31/12	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.07	54,461	0.15	0.40	0.05
Year ended 08/31/11	1.00	0.00	—	0.00	(0.00)	—	(0.00)	1.00	0.02	29,213	0.23	0.39	0.01

Treasury Portfolio
Year ended 08/31/15	1.00	0.00	(0.00)	0.00	(0.00)	—	(0.00)	1.00	0.01	324,480	0.06 (c)	0.37 (c)	0.02 (c)
Year ended 08/31/14	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.01	373,928	0.04	0.37	0.02
Year ended 08/31/13	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.02	328,396	0.09	0.38	0.02
Year ended 08/31/12	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.03	276,388	0.08	0.38	0.02
Year ended 08/31/11	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.02	293,547	0.12	0.38	0.02

Government & Agency Portfolio
Year ended 08/31/15	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.02	97,907	0.08 (c)	0.33 (c)	0.02 (c)
Year ended 08/31/14	1.00	0.00	—	0.00	(0.00)	—	(0.00)	1.00	0.02	104,579	0.06	0.33	0.02
Year ended 08/31/13	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.03	144,337	0.11	0.34	0.02
Year ended 08/31/12	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.02	150,944	0.10	0.33	0.03
Year ended 08/31/11	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.02	272,176	0.15	0.33	0.02

Government TaxAdvantage Portfolio
Year ended 08/31/15	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.02	2,372	0.00 (c)	0.53 (c)	0.08 (c)
Year ended 08/31/14	1.00	0.00	(0.00)	0.00	(0.00)	—	(0.00)	1.00	0.04	3,708	0.02	0.49	0.03
Year ended 08/31/13	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.03	5,191	0.06	0.40	0.03
Year ended 08/31/12	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.03	11,920	0.07	0.42	0.02
Year ended 08/31/11	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.03	17,085	0.11	0.46	0.02

Tax-Free Cash Reserve Portfolio
Year ended 08/31/15	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.01	4,526	0.03 (c)	0.51 (c)	0.04 (c)
Year ended 08/31/14	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.05	5,516	0.04	0.50	0.04
Year ended 08/31/13	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.06	8,295	0.10	0.50	0.06
Year ended 08/31/12	1.00	0.00	—	0.00	(0.00)	—	(0.00)	1.00	0.06	28,357	0.13	0.50	0.06
Year ended 08/31/11	1.00	0.00	(0.00)	0.00	(0.00)	—	(0.00)	1.00	0.02	24,602	0.27	0.49	0.02

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(c)	Ratios are based on average daily net assets (000’s omitted) of $121,904, $25,922, $342,994, $119,655, $3,741 and $5,529 for Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio, Government TaxAdvantage Portfolio and Tax-Free Cash Reserve Portfolio, respectively.
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Hypothetical Investment and Expense Information

In connection with the final settlement reached between Invesco and certain of its affiliates with certain regulators, including the New York Attorney General’s Office, the SEC and the Colorado Attorney General’s Office (the settlement) arising out of certain market timing and unfair pricing allegations made against Invesco and certain of its affiliates, Invesco and certain of its affiliates agreed, among other things, to disclose certain hypothetical information regarding investment and expense information to Fund shareholders. The chart below is intended to reflect the annual and cumulative impact of the Fund’s expenses, including investment advisory fees and other Fund costs, on the Fund’s returns over a 10-year period. The example reflects the following:
■	You invest $10,000 in the Fund and hold it for the entire 10-year period;
■	Your investment has a 5% return before expenses each year; and
■	Each Portfolio’s current annual expense ratio includes any applicable contractual fee waiver or expense reimbursement for the period committed.
There is no assurance that the annual expense ratio will be the expense ratio for the Funds’ classes for any of the years shown. This is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios; your actual returns and expenses are likely to differ (higher or lower) from those shown below.
Liquid Assets Portfolio — Resource Class	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	0.34%	0.37%	0.37%	0.37%	0.37%	0.37%	0.37%	0.37%	0.37%	0.37%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	4.66%	9.51%	14.58%	19.88%	25.43%	31.24%	37.32%	43.67%	50.32%	57.28%
End of Year Balance	$10,466.00	$10,950.58	$11,457.59	$11,988.07	$12,543.12	$13,123.87	$13,731.50	$14,367.27	$15,032.48	$15,728.48
Estimated Annual Expenses	$ 34.79	$ 39.62	$ 41.46	$ 43.37	$ 45.38	$ 47.48	$ 49.68	$ 51.98	$ 54.39	$ 56.91

STIC Prime Portfolio — Resource Class	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	0.30%	0.39%	0.39%	0.39%	0.39%	0.39%	0.39%	0.39%	0.39%	0.39%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	4.70%	9.53%	14.58%	19.86%	25.38%	31.16%	37.21%	43.54%	50.15%	57.07%
End of Year Balance	$10,470.00	$10,952.67	$11,457.58	$11,985.78	$12,538.32	$13,116.34	$13,721.00	$14,353.54	$15,015.24	$15,707.44
Estimated Annual Expenses	$ 30.71	$ 41.77	$ 43.70	$ 45.71	$ 47.82	$ 50.03	$ 52.33	$ 54.75	$ 57.27	$ 59.91

Treasury Portfolio — Resource Class	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	0.30%	0.37%	0.37%	0.37%	0.37%	0.37%	0.37%	0.37%	0.37%	0.37%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	4.70%	9.55%	14.62%	19.93%	25.48%	31.29%	37.37%	43.73%	50.38%	57.34%
End of Year Balance	$10,470.00	$10,954.76	$11,461.97	$11,992.66	$12,547.92	$13,128.88	$13,736.75	$14,372.76	$15,038.22	$15,734.49
Estimated Annual Expenses	$ 30.71	$ 39.64	$ 41.47	$ 43.39	$ 45.40	$ 47.50	$ 49.70	$ 52.00	$ 54.41	$ 56.93

Government & Agency Portfolio — Resource Class	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	0.29%	0.33%	0.33%	0.33%	0.33%	0.33%	0.33%	0.33%	0.33%	0.33%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	4.71%	9.60%	14.72%	20.08%	25.68%	31.55%	37.70%	44.13%	50.86%	57.90%
End of Year Balance	$10,471.00	$10,960.00	$11,471.83	$12,007.56	$12,568.31	$13,155.26	$13,769.61	$14,412.65	$15,085.72	$15,790.22
Estimated Annual Expenses	$ 29.68	$ 35.36	$ 37.01	$ 38.74	$ 40.55	$ 42.44	$ 44.43	$ 46.50	$ 48.67	$ 50.95

Government TaxAdvantage Portfolio — Resource Class	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	0.30%	0.53%	0.53%	0.53%	0.53%	0.53%	0.53%	0.53%	0.53%	0.53%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	4.70%	9.38%	14.27%	19.38%	24.71%	30.29%	36.11%	42.20%	48.55%	55.19%
End of Year Balance	$10,470.00	$10,938.01	$11,426.94	$11,937.72	$12,471.34	$13,028.81	$13,611.19	$14,219.62	$14,855.23	$15,519.26
Estimated Annual Expenses	$ 30.71	$ 56.73	$ 59.27	$ 61.92	$ 64.68	$ 67.58	$ 70.60	$ 73.75	$ 77.05	$ 80.49

Tax-Free Cash Reserve Portfolio — Resource Class	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	0.41%	0.51%	0.51%	0.51%	0.51%	0.51%	0.51%	0.51%	0.51%	0.51%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	4.59%	9.29%	14.19%	19.32%	24.68%	30.28%	36.13%	42.24%	48.62%	55.30%
End of Year Balance	$10,459.00	$10,928.61	$11,419.30	$11,932.03	$12,467.78	$13,027.58	$13,612.52	$14,223.72	$14,862.37	$15,529.69
Estimated Annual Expenses	$ 41.94	$ 54.54	$ 56.99	$ 59.55	$ 62.22	$ 65.01	$ 67.93	$ 70.98	$ 74.17	$ 77.50

1	Your actual expenses may be higher or lower than those shown.
24                                  Short-Term Investment Trust

Shareholder Account Information
Each Fund consists of seven classes of shares that share a common investment objective and portfolio of investments. The seven classes differ only with respect to distribution arrangements and any applicable associated Rule 12b-1 fees and expenses.
Distribution and Service (12b-1) Fees
Each Fund has adopted a 12b-1 plan with respect to each class other than the Institutional Class that allows each Fund to pay distribution and service fees to Invesco Distributors, Inc. (the distributor) for the sale and distribution of its shares and fees for services provided to investors. Because each Fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.
Purchasing Shares

Minimum Investments Per Fund Account
The minimum investments for Resource Class accounts are as follows:
Class	Initial Investments*	Additional Investments
Resource Class	$1,000,000	No minimum

*	An intermediary may aggregate its master accounts and subaccounts to satisfy the minimum investment requirement.
How to Purchase Shares
Liquid Assets Portfolio, Treasury Portfolio, Government & Agency Portfolio and STIC Prime Portfolio
For Liquid Assets Portfolio, Treasury Portfolio, Government & Agency Portfolio and STIC Prime Portfolio, you may purchase shares using one of the options below. Unless a Fund closes early on a business day, the Funds’ transfer agent will generally accept any purchase order placed until 5:00 p.m. Eastern Time on a business day and may accept a purchase order placed until 5:30 p.m. Eastern Time on a business day. If you wish to place an order between 5:00 p.m. and 5:30 p.m. Eastern Time on a business day, you must place such order by telephone; however, the Funds’ transfer agent reserves the right to reject or limit the amount of orders placed during this time. If a Fund closes early on a business day, the Funds’ transfer agent must receive your purchase order prior to such closing time. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, federal law requires that the Funds verify and record your identifying information.
Government TaxAdvantage Portfolio
You may purchase shares using one of the options below. Unless the Fund closes early on a business day, the Funds’ transfer agent will generally accept any purchase order placed until 3:00 p.m. Eastern Time on a business day and may accept a purchase order placed until 3:30 p.m. Eastern Time on a business day. If you wish to place an order between 3:00 p.m. and 3:30 p.m. Eastern Time on a business day, you must place such order by telephone; however, the Funds’ transfer agent reserves the right to reject or limit the amount of orders placed during this time. If the Fund closes early on a business day, the Funds’ transfer agent must receive your purchase order prior to such closing time. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, federal law requires that the Fund verify and record your identifying information.
Tax-Free Cash Reserve Portfolio
You may purchase shares using one of the options below. Unless the Fund closes early on a business day, the Funds’ transfer agent will generally accept any purchase order placed until 3:00 p.m. Eastern Time on a business day and may accept a purchase order placed until 3:30 p.m. Eastern Time on a business day. If you wish to place an order between 3:00 p.m. and 3:30 p.m. Eastern Time on a business day, you must place such order by telephone; or send your request by a pre-arranged Liquidity Link data transmission however, the Funds’ transfer agent reserves the right to reject or limit the amount of orders placed during this time. If the Fund closes early on a business day, the Funds’ transfer agent must receive your purchase order prior to such closing time. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, federal law requires that the Fund verify and record your identifying information.
Purchase Options
	Opening An Account	Adding To An Account
Through a Financial Intermediary	Contact your financial intermediary	Same
The financial intermediary should forward your completed account application to the Funds’ transfer agent,
Invesco Investment Services, Inc. P.O. Box 219286 Kansas City, MO 64121-9286
The financial intermediary should call the Funds’ transfer agent at (800) 659-1005 to receive an account number.
The intermediary should use the following wire instructions:
The Bank of New York ABA/Routing #: 021000018 DDA: 8900118377 Invesco Investment Services, Inc.
For Further Credit to Your Account #
If you do not know your account # or settle on behalf of multiple accounts, please contact the Funds’ transfer agent for assistance.
By Telephone	Open your account as described above.	Call the Funds’ transfer agent at (800) 659-1005 and wire payment for your purchase order in accordance with the wire instructions noted above.
By Liquidity Link	Open your account as described above.	Complete a Liquidity Link Agreement. Mail the application and agreement to the Funds’ transfer agent. Once your request for this option has been processed, you may place your order via Liquidity Link.

Automatic Dividend and Distribution Investment
All of your dividends and distributions may be paid in cash or reinvested in the same Fund at net asset value. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the same Fund in the form of full and fractional shares at net asset value.
Redeeming Shares
Redemption Fees
Your broker or financial intermediary may charge service fees for handling redemption transactions.
A-1                                  The Invesco Funds
MCF – 12/15

How to Redeem Shares
For Liquid Assets Portfolio, Treasury Portfolio, Government & Agency Portfolio and STIC Prime Portfolio
Through a Financial Intermediary	If placing a redemption request through your financial intermediary, redemption proceeds will be transmitted electronically to your pre-authorized bank account. The Funds’ transfer agent must receive your financial intermediary’s instructions before 5:30 p.m. Eastern Time on a business day in order to effect the redemption on that day. If the financial intermediary wishes to place a redemption order between 5:00 p.m. Eastern Time and 5:30 p.m. Eastern Time on a business day it must do so by telephone.
By Telephone	If placing a redemption request by telephone, you or any person authorized to make account transactions, must call the Funds’ transfer agent before 5:30 p.m. Eastern Time on a business day to effect the redemption transaction on that day.
By Liquidity Link	If placing a redemption request through Liquidity Link, the Funds’ transfer agent must receive your redemption request before 5:00 p.m. Eastern Time on a business day to effect the transaction on that day.

Government TaxAdvantage Portfolio
Through a Financial Intermediary	If placing a redemption request through your financial intermediary, redemption proceeds will be transmitted electronically to your pre-authorized bank account. The Funds’ transfer agent must receive your financial intermediary’s instructions before 3:30 p.m. Eastern Time on a business day in order to effect the redemption on that day. If the financial intermediary wishes to place a redemption order between 3:00 p.m. Eastern Time and 3:30 p.m. Eastern Time on a business day it must do so by telephone.
By Telephone	If placing a redemption request by telephone, you or any person authorized to make account transactions, must call the Funds’ transfer agent before 3:30 p.m. Eastern Time on a business day to effect the redemption transaction on that day.
By Liquidity Link	If placing a redemption request through Liquidity Link, the Funds’ transfer agent must receive your redemption request before 3:00 p.m. Eastern Time on a business day to effect the transaction on that day.

Tax-Free Cash Reserve Portfolio
Through a Financial Intermediary	Contact your financial intermediary. Redemption proceeds will be transmitted electronically to your pre-authorized bank account. The Funds’ transfer agent must receive your financial intermediary’s instructions before 3:30 p.m. Eastern Time in order to effect the redemption at that day’s closing price.
By Telephone	A person who has been authorized to make transactions in the account application may make redemptions by telephone. You must call the Funds’ transfer agent before 3:30 p.m. Eastern Time in order to effect the redemption at that day’s closing price.
By Liquidity Link	If you place your redemption request via Liquidity Link, the Funds’ transfer agent must generally receive your redemption request before 12:30 p.m. Eastern Time in order to effect the redemption at that day’s closing price. Redemption orders of shares placed between 12:30 and 3:30 p.m. Eastern Time must be transmitted by telephone or a pre-arranged data transmission.

Payment of Redemption Proceeds
All redemption orders are processed at the net asset value next determined after the Funds’ transfer agent receives a redemption order.
Liquid Assets Portfolio, Treasury Portfolio, Government & Agency Portfolio and STIC Prime Portfolio
For Liquid Assets Portfolio, Treasury Portfolio, Government & Agency Portfolio and STIC Prime Portfolio, the Funds’ transfer agent will normally wire payment for redemptions received prior to 5:30 p.m. Eastern Time on the business day received, and in any event no more than seven days, after your redemption request is received in good order. However, depending on such factors as market liquidity and the size of the redemption, for a redemption request received by the Funds’ transfer agent between 5:00 p.m. Eastern Time and 5:30 p.m. Eastern Time, proceeds may not be wired until the next business day. If the Funds’ transfer agent receives a redemption request on a business day after 5:30 p.m. Eastern Time, the redemption will be effected at the net asset value of each Fund determined on the next business day, and the Funds’ transfer agent will normally wire redemption proceeds on such next business day, and in any event no more than seven days, after your redemption request is received in good order.
If a Fund exercises its discretion to close early on a business day, as described in the “Pricing of Shares—Timing of Orders” section of this prospectus, the Fund may not provide same day settlement of redemption orders.
Dividends payable up to the date of redemption on redeemed shares will normally be paid or reinvested on the next dividend payment date. However, if all of the shares in your account were redeemed from an individual account or from an aggregate account, you may request that the dividends payable up to the date of redemption accompany the proceeds of the redemption.
Government TaxAdvantage Portfolio
The Funds’ transfer agent will normally wire payment for redemptions received prior to 3:30 p.m. Eastern Time on the business day received, and in any event no more than seven days, after your redemption request is received in good order. However, depending on such factors as market liquidity and the size of the redemption, for a redemption request received by the Funds’ transfer agent between 3:00 p.m. Eastern Time and 3:30 p.m. Eastern Time, proceeds may not be wired until the next business day. If the Funds’ transfer agent receives a redemption request on a business day after 3:30 p.m. Eastern Time, the redemption will be effected at the net asset value of the Fund determined on the next business day, and the Funds’ transfer agent will normally wire redemption proceeds on such next business day, and in any event no more than seven days, after your redemption request is received in good order.
If the Fund exercises its discretion to close early on a business day, as described in the “Pricing of Shares—Timing of Orders” section of this prospectus, the Fund may not provide same day settlement of redemption orders.
Dividends payable up to the date of redemption on redeemed shares will normally be paid or reinvested on the next dividend payment date. However, if all of the shares in your account were redeemed from an individual account or from an aggregate account, you may request that the dividends payable up to the date of redemption accompany the proceeds of the redemption.
Tax-Free Cash Reserve Portfolio
The Funds’ transfer agent will normally wire payment for redemptions received prior to 3:30 p.m. Eastern Time on the business day received, and in any event no more than seven days, after your redemption request is received in good order. However, depending on such factors as market liquidity and the size of the redemption, for a redemption request received by the Funds’ transfer agent between 12:30 p.m. Eastern Time and 3:30 p.m. Eastern Time, proceeds may not be wired until the next business day. If the Funds’ transfer agent receives a redemption request on a business day after 3:30 p.m. Eastern Time, the redemption will be effected at the net asset value of the Fund determined on the next business day, and the Funds’ transfer agent will normally wire redemption proceeds on such next business day, and in any event no more than seven days, after your redemption request is received in good order.
If the Fund exercises its discretion to close early on a business day, as described in the “Pricing of Shares—Timing of Orders” section of this prospectus, the Fund may not provide same day settlement of redemption orders.
Dividends payable up to the date of redemption on redeemed shares will normally be paid or reinvested on the next dividend payment date. However, if all of the shares in your account were redeemed from an individual account or from an aggregate account, you may request that the
A-2                                  The Invesco Funds

dividends payable up to the date of redemption accompany the proceeds of the redemption.
Redemptions by Telephone
If you redeem by telephone, the Funds’ transfer agent will transmit the amount of the redemption proceeds electronically to your pre-authorized bank account. The Funds’ transfer agent uses reasonable procedures to confirm that instructions communicated by telephone are genuine, and the Funds and the Funds’ transfer agent are not liable for telephone instructions that are reasonably believed to be genuine.
Redemptions by Liquidity Link
If you redeem via Liquidity Link, the Funds’ transfer agent will transmit your redemption proceeds electronically to your pre-authorized bank account. The Funds and the Funds’ transfer agent are not liable for Liquidity Link instructions that are not genuine.
Suspension of Redemptions
In the event that the Fund, at the end of a business day, has invested less than 10% of its total assets in weekly liquid assets or the Fund’s price per share as computed for the purpose of distribution, redemption and repurchase, rounded to the nearest 1%, has deviated from the stable price established by the Fund’s Board of Trustees (“Board”) or the Board, including a majority of trustees who are not interested persons as defined in the 1940 Act, determines that such a deviation is likely to occur, and the board of trustees, including a majority of trustees who are not interested persons of the Fund, irrevocably has approved the liquidation of the Fund, the Fund’s board of trustees has the authority to suspend redemptions of Fund shares.
Redemptions by the Funds
If a Fund determines that you have not provided a correct Social Security or other tax identification number on your account application, or the Fund is not able to verify your identity as required by law, the Fund may, at its discretion, redeem the account and distribute the proceeds to you.
Rights Reserved by the Funds
Each Fund and its agent reserve the right at any time to:
■	reject or cancel all or any part of any purchase order;
■	modify any terms or conditions related to the purchase or redemption of shares of any Fund; or
■	suspend, change or withdraw all or any part of the offering made by this prospectus.
Pricing of Shares
Determination of Net Asset Value
Liquid Assets Portfolio, Treasury Portfolio, Government & Agency Portfolio and STIC Prime Portfolio
For Liquid Assets Portfolio, Treasury Portfolio, Government & Agency Portfolio and STIC Prime Portfolio, the price of each Fund’s shares is the Fund’s net asset value per share. Each Fund will generally determine the net asset value of its shares at 5:30 p.m. Eastern Time.
If a Fund closes early on a business day, as described below under “Pricing of Shares—Timing of Orders”, the Fund will calculate its net asset value as of the time of such closing.
Each Fund values portfolio securities on the basis of amortized cost, which approximates market value. This method of valuation is designed to enable a Fund to price its shares at $1.00 per share. The Funds cannot guarantee that their net asset value will always remain at $1.00 per share.
Government TaxAdvantage Portfolio and Tax-Free Cash Reserve Portfolio
The price of each Fund’s shares is the Fund’s net asset value per share. Each Fund will generally determine the net asset value of its shares at 3:30 p.m. Eastern Time.
If a Fund closes early on a business day, as described below under “Pricing of Shares—Timing of Orders”, the Fund will calculate its net asset value as of the time of such closing.
Each Fund values portfolio securities on the basis of amortized cost, which approximates market value. This method of valuation is designed to enable a Fund to price its shares at $1.00 per share. The Funds cannot guarantee their net asset value will always remain at $1.00 per share.
Timing of Orders
Each Fund opens for business at 8:30 a.m. Eastern Time. Each Fund prices purchase and redemption orders on each business day at the net asset value calculated after the Funds’ transfer agent receives an order in good form.
A business day is any day that (1) both the Federal Reserve Bank of New York and the Fund’s custodian are open for business and (2) the primary trading markets for the Fund’s portfolio instruments are open and the Fund’s management believes there is an adequate market to meet purchase and redemption requests. Each Fund is authorized not to open for trading on a day that is otherwise a business day if the Securities Industry and Financial Markets Association (SIFMA) recommends that government securities dealers not open for trading; any such day will not be considered a business day. Each Fund also may close early on a business day if the SIFMA recommends that government securities dealers close early.
If the financial intermediary through which you place purchase and redemption orders, in turn, places its orders to the Funds’ transfer agent through the NSCC, the Funds’ transfer agent may not receive those orders until the next business day after the order has been entered into the NSCC.
Each Fund may postpone the right of redemption under unusual circumstances, as allowed by the SEC, such as when the New York Stock Exchange restricts or suspends trading.
Thirty-minutes prior to the Funds’ net asset value determination, Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio, and Government TaxAdvantage Portfolio may, in their discretion, limit or refuse to accept purchase orders and may not provide same-day payment of redemption proceeds.
During the period between 12:30 p.m. Eastern Time and 3:30 p.m. Eastern Time, Tax-Free Cash Reserve Portfolio may, in its discretion, refuse to accept purchase orders and may not provide same-day settlement of redemption orders. On days that a Fund closes early, the Fund may, in its discretion, refuse to accept purchase orders and may not provide same day settlement of redemption orders for such purchases and redemption orders received by the Funds’ transfer agent (i) if the Fund closes after 12:30 p.m. Eastern Time, between 12:30 p.m. Eastern Time and the time the Fund closes, and (ii) if the Fund closes on or before 12:30 p.m. Eastern Time, during the thirty minute period prior to the Fund’s net asset value determination.
Frequent Purchases and Redemptions of Fund Shares
The Board of the Funds has not adopted any policies and procedures that would limit frequent purchases and redemptions of the Funds’ shares. The Board does not believe that it is appropriate to adopt any such policies and procedures for the following reasons:
■	Each Fund is offered to investors as a cash management vehicle; therefore, investors should be able to purchase and redeem shares regularly and frequently.
■	One of the advantages of a money market fund as compared to other investment options is liquidity. Any policy that diminishes the liquidity of a Fund will be detrimental to the continuing operations of the Fund.
■	Each Fund’s portfolio securities are valued on the basis of amortized cost, and the Funds seek to maintain a constant net asset value. As a result, the Funds are not subject to price arbitrage opportunities.
A-3                                  The Invesco Funds

■	Because each Fund seeks to maintain a constant net asset value, investors are more likely to expect to receive the amount they originally invested in the Funds upon redemption than other mutual funds. Imposition of redemption fees would run contrary to investor expectations.
The Board considered the risks of not having a specific policy that limits frequent purchases and redemptions, and it determined that those risks are minimal, especially in light of the reasons for not having such a policy as described above. Nonetheless, to the extent that each Fund must maintain additional cash and/or securities with shorter-term durations than may otherwise be required, the Fund’s yield could be negatively impacted. Moreover, excessive trading activity in the Fund’s shares may cause the Fund to incur increased brokerage and administrative costs.
Each Fund and its agent reserve the right at any time to reject or cancel any part of any purchase order. This could occur if each Fund determines that such purchase may disrupt the Fund’s operation or performance.
Taxes
A Fund intends to qualify each year as a regulated investment company and, as such, is not subject to entity-level tax on the income and gain it distributes to shareholders. If you are a taxable investor, dividends and distributions you receive from a Fund generally are taxable to you whether you reinvest distributions in additional Fund shares or take them in cash. Every year, you will be sent information showing the amount of dividends and distributions you received from a Fund during the prior calendar year. In addition, investors in taxable accounts should be aware of the following basic tax points as supplemented below where relevant:
Fund Tax Basics
■	A Fund earns income generally in the form of interest on its investments. This income, less expenses incurred in the operation of a Fund, constitutes the Fund’s net investment income from which dividends may be paid to you. If you are a taxable investor, distributions of net investment income generally are taxable to you as ordinary income.
■	Distributions of net short-term capital gains are taxable to you as ordinary income. Because a Fund is a money market fund, it does not anticipate realizing any long-term capital gains.
■	None of the dividends paid by a Fund will qualify as qualified dividend income subject to reduced rates of taxation in the case of non-corporate shareholders.
■	Distributions declared to shareholders with a record date in December—if paid to you by the end of January—are taxable for federal income tax purposes as if received in December.
■	Any capital gains realized from redemptions of Fund shares will be subject to federal income tax. For tax purposes, an exchange of your shares for shares of another Fund is the same as a sale. An exchange occurs when the purchase of shares of a Fund is made using the proceeds from a redemption of shares of another Fund and is effectuated on the same day as the redemption. Because a Fund expects to maintain a stable net asset value of $1.00 per share, investors should not have any gain or loss on sale or exchange of Fund shares.
■	By law, if you do not provide a Fund with your proper taxpayer identification number and certain required certifications, you may be subject to backup withholding on any distributions of income, capital gains, or proceeds from the sale of your shares. A Fund also must withhold if the Internal Revenue Service (IRS) instructs it to do so. When withholding is required, the amount will be 28% of any distributions or proceeds paid.
■	You will not be required to include the portion of dividends paid by a Fund derived from interest on U.S. government obligations in your gross income for purposes of personal and, in some cases, corporate income taxes in many state and local tax jurisdictions. The percentage of dividends that constitutes dividends derived from interest on federal obligations will be determined annually. This percentage may differ from the actual percentage of interest received by the Fund on federal obligations for the particular days on which you hold shares.
■	An additional 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends and capital gain distributions received from a Fund and net gains from redemptions or other taxable dispositions of Fund shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds a threshold amount. This Medicare tax, if applicable, is reported by you on, and paid with, your federal income tax return.
■	Fund distributions generally are subject to state and local income taxes.
■	Foreign investors should be aware that U.S. withholding, special certification requirements to avoid U.S. backup withholding and claim any treaty benefits and estate taxes may apply to an investment in a Fund.
■	Under the Foreign Account Tax Compliance Act (FATCA), a Fund will be required to withhold a 30% tax on the following payments or distributions made by the Fund to certain foreign entities, referred to as foreign financial institutions or non-financial foreign entities, that fail to comply (or be deemed compliant) with extensive reporting and withholding requirements designed to inform the U.S. Department of the Treasury of U.S.-owned foreign investment accounts: (a) income dividends and (b) after December 31, 2018, certain capital gain distributions, return of capital distributions and the proceeds arising from the sale of Fund shares. A Fund may disclose the information that it receives from its shareholders to the IRS, non-U.S. taxing authorities or other parties as necessary to comply with FATCA or similar laws. Withholding also may be required if a foreign entity that is a shareholder of a Fund fails to provide the Fund with appropriate certifications or other documentation concerning its status under FATCA.
The above discussion concerning the taxability of Fund dividends and distributions and of redemptions and exchanges of Fund shares is inapplicable to investors that generally are exempt from federal income tax, such as retirement plans that are qualified under Section 401 and 403 of the Code and individual retirement accounts (IRAs) and Roth IRAs.
Tax-Free Cash Reserve Portfolio
■	You will not be required to include the “exempt-interest” portion of dividends paid by the Fund in either your gross income for federal income tax purposes or your net investment income subject to the additional 3.8% Medicare tax. You will be required to report the receipt of exempt-interest dividends and other tax-exempt interest on your federal income tax returns. The percentage of dividends that constitutes exempt-interest dividends will be determined annually. This percentage may differ from the actual percentage of exempt interest received by the Fund for the particular days in which you hold shares.
■	A Fund may invest in municipal securities the interest on which constitutes an item of tax preference and could give rise to a federal alternative minimum tax liability for you, unless such municipal securities were issued in 2009 or 2010.
■	Exempt-interest dividends from interest earned on municipal securities of a state, or its political subdivisions, generally are exempt from that state’s personal income tax. Most states, however, do not grant tax-free treatment to interest from municipal securities of other states.
■	A Fund may invest a portion of its assets in securities that pay income that is not tax-exempt. To the extent that dividends paid by a Fund are derived from taxable investments or realized capital gains, they will be taxable as ordinary income or long-term capital gains.
■	A Fund may distribute to you any market discount and net short-term capital gains from the sale of its portfolio securities. If you are a taxable investor, Fund distributions from this income are taxable to you as ordinary income, and generally will neither qualify for the dividends
A-4                                  The Invesco Funds

received deduction in the case of corporate shareholders nor as qualified dividend income subject to reduced rates of taxation in the case of noncorporate shareholders.
■	Exempt-interest dividends from a Fund are taken into account when determining the taxable portion of your social security or railroad retirement benefits, may be subject to state and local income taxes, may affect the deductibility of interest on certain indebtedness, and may have other collateral federal income tax consequences for you.
■	There are risks that: (a) a security issued as tax-exempt may be reclassified by the IRS or a state tax authority as taxable and/or (b) future legislative, administrative or court actions could adversely impact the qualification of income from a tax-exempt security as tax-free. Such reclassifications or actions could cause interest from a security to become taxable, possibly retroactively, subjecting you to increased tax liability. In addition, such reclassifications or actions could cause the value of a security, and therefore, the value of the Fund’s shares, to decline.
This discussion of “Taxes” is for general information only and not tax advice. All investors should consult their own tax advisers as to the federal, state, local and foreign tax provisions applicable to them.
Important Notice Regarding Delivery of Security Holder Documents
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact the Funds’ transfer agent at 800-959-4246 or contact your financial institution. The Funds’ transfer agent will begin sending you individual copies for each account within thirty days after receiving your request.
A-5                                  The Invesco Funds

Obtaining Additional Information
More information may be obtained free of charge upon request. The SAI, a current version of which is on file with the SEC, contains more details about each Fund and is incorporated by reference into this prospectus (is legally a part of this prospectus). Annual and semi-annual reports to shareholders contain additional information about each Fund’s investments. Each Fund’s annual report also discusses the market conditions and investment strategies that significantly affected each Fund’s performance during its last fiscal year. Each Fund also files its complete schedule of portfolio holdings with the SEC for the 1st and 3rd quarters of each fiscal year on Form N-Q.
If you have questions about an Invesco Fund or your account, or you wish to obtain a free copy of the Fund’s current SAI, annual or semi-annual reports or Form N-Q, please contact us.
By Mail:	Invesco Investment Services, Inc. P.O. Box 219286 Kansas City, MO 64121-9286
By Telephone:	(800) 659-1005
On the Internet:	You can send us a request by e-mail or download prospectuses, SAIs, annual or semi-annual reports via our Web site: www.invesco.com/us
You can also review and obtain copies of each Fund’s SAI, annual or semi-annual reports, Forms N-Q and other information at the SEC’s Public Reference Room in Washington, DC; on the EDGAR database on the SEC’s Web site (http://www.sec.gov); or, after paying a duplicating fee, by sending a letter to the SEC’s Public Reference Section, Washington, DC 20549-1520 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-551-8090 for information about the Public Reference Room.
Liquid Assets Portfolio	Government & Agency Portfolio
STIC Prime Portfolio	Government TaxAdvantage Portfolio
Treasury Portfolio and SEC 1940 Act file number: 811-02729	Tax-Free Cash Reserve Portfolio

invesco.com/us	CM-STIT-PRO-4

Statement of Additional Information	December 18, 2015
Short-Term Investments Trust

This Statement of Additional Information (the SAI) relates to each portfolio (each a Fund, collectively the Funds) of Short-Term Investments Trust listed below. Each Fund offers separate classes of shares as follows:

FUND Class:	Cash Management Class	Corporate Class	Institutional Class	Personal Investment Class	Private Investment Class	Reserve Class	Resource Class
Liquid Assets Portfolio	N/A	LPCXX	LAPXX	N/A	LPVXX	N/A	N/A
STIC Prime Portfolio	N/A	SSCXX	SRIXX	N/A	SPVXX	N/A	N/A
Treasury Portfolio	N/A	TYCXX	TRPXX	N/A	TPFXX	N/A	N/A
Government & Agency Portfolio	N/A	AGCXX	AGPXX	N/A	GPVXX	N/A	N/A
Government TaxAdvantage Portfolio	N/A	TACXX	TSPXX	N/A	TXPXX	N/A	N/A
Tax-Free Cash Reserve Portfolio	N/A	TFOXX	TFPXX	N/A	TRCXX	N/A	N/A

Statement of Additional Information	December 18, 2015
Short-Term Investments Trust

This SAI is not a Prospectus, and it should be read in conjunction with the Prospectuses for the Funds listed below. Portions of each Fund’s financial statements are incorporated into this SAI by reference to such Fund’s most recent Annual Report to shareholders. You may obtain, without charge, a copy of any Prospectus and/or Annual Report for any Fund listed below from an authorized dealer or by writing to:

Invesco Investment Services, Inc.

P.O. Box 219286

Kansas City, MO 64121-9286

or by calling (800) 659-1005

or on the Internet: www.invesco.com/us

This SAI, dated December 18, 2015, relates to the Cash Management Class, Corporate Class, Institutional Class, Personal Investment Class, Private Investment Class, Reserve Class and Resource Class of the following Prospectuses:

Fund
Liquid Assets Portfolio	December 18, 2015
STIC Prime Portfolio	December 18, 2015
Treasury Portfolio	December 18, 2015
Government & Agency Portfolio	December 18, 2015
Government TaxAdvantage Portfolio	December 18, 2015
Tax-Free Cash Reserve Portfolio	December 18, 2015

Statement of Additional Information

APPENDICIES

GENERAL INFORMATION ABOUT THE TRUST

Fund History

Short-Term Investments Trust (the Trust) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end series management investment company. The Trust was originally organized on January 24, 1977 as a Maryland corporation and had no operations prior to November 10, 1980. The Trust re-organized as a Commonwealth of Massachusetts business trust on December 31, 1986. The Trust was again reorganized as a business trust under the laws of the State of Delaware on October 15, 1993. Under the Trust’s Agreement and Declaration of Trust, as amended, (the Trust Agreement), the Board of Trustees of the Trust (the Board) is authorized to create new series of shares without the necessity of a vote of shareholders of the Trust.

Prior to April 30, 2008, Tax-Free Cash-Reserve Portfolio succeeded to the assets and assumed the liabilities of Tax-Free Cash Reserve Portfolio, (the “Predecessor Fund”) of Tax-Free Investments Trust, a Delaware statutory trust (TFIT).

Shares of Beneficial Interest

Shares of beneficial interest of the Trust are redeemable at their net asset value at the option of the shareholder or at the option of the Trust in certain circumstances, subject in certain circumstances to a contingent deferred sales charge.

The Trust allocates moneys and other property it receives from the issue or sale of shares of each of its series of shares, and all income, earnings and profits from such issuance and sales, subject only to the rights of creditors, to the appropriate Fund. These assets constitute the underlying assets of each Fund, are segregated on the Trust’s books of account, and are charged with the expenses of such Fund and its respective classes. The Trust allocates any general expenses of the Trust not readily identifiable as belonging to a particular Fund subject to oversight by the Board, primarily on the basis of relative net assets, or other relevant factors.

Each share of each Fund represents an equal proportionate interest in that Fund with each other share and is entitled to such dividends and distributions out of the income belonging to such Fund as are declared by the Board.

Each class of shares represents an interest in the same portfolio of investments. Differing sales charges and expenses will result in differing net asset values and dividends and distributions. Upon any liquidation of the Trust, shareholders of each class are entitled to share pro rata in the net assets belonging to the applicable Fund allocable to such class available for distribution after satisfaction of outstanding liabilities of the Fund allocable to such class.

The Trust is not required to hold annual or regular meetings of shareholders. Meetings of shareholders of a Fund or class will be held from time to time to consider matters requiring a vote of such shareholders in accordance with the requirements of the 1940 Act, state law or the provisions of the Trust Agreement. It is not expected that shareholder meetings will be held annually.

Each share of a Fund generally has the same voting, dividend, liquidation and other rights; however, each class of shares of a Fund is subject to different sales loads, conversion features, exchange privileges and class-specific expenses. Only shareholders of a specific class may vote on matters relating to that class’s distribution plan.

Except as specifically noted above, shareholders of each Fund are entitled to one vote per share (with proportionate voting for fractional shares), irrespective of the relative net asset value of the shares of the Fund. However, on matters affecting an individual Fund or class of shares, a separate vote of shareholders of that Fund or class is required. Shareholders of a Fund or class are not entitled to vote on any matter which does not affect that Fund or class but that requires a separate vote of another Fund or class. An example of a matter that would be voted on separately by shareholders of each Fund is the approval of the advisory agreement with Invesco Advisers, Inc. (the Adviser or Invesco). When issued, shares of each Fund are fully paid and nonassessable, have no preemptive or subscription rights, and are freely transferable. Shares do not have cumulative voting rights, which means that when shareholders elect trustees, holders of more than 50% of the shares voting for the election of trustees can elect all of the trustees of the Trust, and the holders of fewer than 50% of the shares voting for the election of trustees will not be able to elect any trustees.

Under Delaware law, shareholders of a Delaware statutory trust shall be entitled to the same limitation of personal liability extended to shareholders of private for-profit corporations organized under Delaware law. There is a remote possibility, however, that shareholders could, under certain circumstances, be held liable for the obligations of the Trust to the extent the courts of another state, which does not recognize such limited liability, were to apply the laws of such state to a controversy involving such obligations. The Trust Agreement disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or the trustees to all parties. The Trust Agreement provides for indemnification out of the property of a Fund for all losses and expenses of any shareholder of such Fund held liable on account of being or having been a shareholder. Thus, the risk of a shareholder incurring financial loss due to shareholder liability is limited to circumstances in which a Fund is unable to meet its obligations and the complaining party is not held to be bound by the disclaimer.

The trustees and officers of the Trust will not be liable for any act, omission or obligation of the Trust or any trustee or officer; however, a trustee or officer is not protected against any liability to the Trust or to the shareholders to which a trustee or officer would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office with the Trust (Disabling Conduct). The Trust’s Bylaws generally provide for indemnification by the Trust of the trustees, officers and employees or agents of the Trust, provided that such persons have not engaged in Disabling Conduct. Indemnification does not extend to judgments or amounts paid in settlement in any actions by or in the right of the Trust. The Trust Agreement also authorizes the purchase of liability insurance on behalf of trustees and officers. The Trust’s Bylaws provide for the advancement of payments of expenses to current and former trustees, officers and employees or agents of the Trust, or anyone serving at their request, in connection with the preparation and presentation of a defense to any claim, action, suit or proceeding, for which such person would be entitled to indemnification; provided that any advancement of expenses would be reimbursed unless it is ultimately determined that such person is entitled to indemnification for such expenses.

Share Certificates. Shareholders of the Funds do not have the right to demand or require the Trust to issue share certificates and share certificates are not issued.

DESCRIPTION OF THE FUNDS AND THEIR INVESTMENTS AND RISKS

Classification

The Trust is an open-end management investment company. Each of the Funds is “diversified” for purposes of the 1940 Act and managed in accordance with Rule 2a-7 under the 1940 Act.

Investment Strategies and Risks

Set forth below are detailed descriptions of the various types of securities and investment techniques that Invesco and/or the Sub-Advisers (as defined herein) may use in managing the Funds, as well as the risks associated with those types of securities and investment techniques. The descriptions of the types of securities and investment techniques below supplement the discussion of principal investment strategies and risks contained in the Funds’ prospectuses. If a particular type of security or investment technique is not discussed in a Fund’s prospectus it is not a principal investment strategy of that Fund.

Unless otherwise indicated, a Fund may invest in all of the following types of investments. The Funds may not invest in all of the security-types or use all of the techniques described below at any one time. Moreover, Invesco and/or the Sub-Advisers may invest in types of securities and may use investment techniques in managing the Funds not specifically mentioned below. Any investment shall be subject to limitations imposed by the Funds’ investment objective, policies and restrictions described in the Funds’ Prospectuses and/or this SAI, as well as the federal securities laws.

Any percentage limitations relating to the composition of a Fund’s portfolio identified in the Fund’s prospectus or this SAI apply at the time the Fund acquires an investment. Subsequent changes that result from market fluctuations generally will not require a Fund to sell any portfolio security. However, a Fund may be required to sell its illiquid securities holdings, or reduce its borrowings, if any, in response to fluctuations in the value of such holdings.

Generally, Tax-Free Cash Reserve Portfolio will invest only in tax-free securities. Tax-Free Cash Reserve Portfolio may, however, invest in taxable short-term investments (Taxable Investments) consisting of obligations of the U.S. Government, its agencies or instrumentalities, banks and corporations, short-term fixed income securities; high quality commercial paper; certificates of deposit of domestic banks; and U.S. dollar denominated foreign securities. The Fund may invest in Taxable Investments, for example, due to market conditions or pending the investment of proceeds from the sale of its shares or proceeds from the sale of portfolio securities or in anticipation of redemptions. Although interest earned from Taxable Investments will be taxable to shareholders as ordinary income, the Fund generally intends to minimize taxable income through investments, when possible, in short-term tax-exempt securities, which may include shares of other investment companies whose dividends are tax-exempt. See also “Dividends, Distributions and Tax Matters.”

The Funds’ investment objectives, policies, strategies and practices described below are non-fundamental unless otherwise indicated.

Rule 2a-7 Requirements. As permitted by Rule 2a-7 under the 1940 Act, each Fund seeks to maintain a stable price of $1.00 per share by using the amortized cost method to value portfolio securities and rounding the share value to the nearest cent. Rule 2a-7 imposes requirements as to the diversification and liquidity of each Fund, quality of portfolio securities, maturity of the Fund and of individual securities.

As a “Government Money Market Fund” under Rule 2a-7, Treasury Portfolio, Government & Agency Portfolio and Government TaxAdvantage Portfolio (1) will be permitted to use the amortized cost method of valuation to seek to maintain a $1.00 share price, and (2) will not be subject to a liquidity fee and/or a redemption gate on fund redemptions which might apply to other types of funds in the future should certain triggering events specified in Rule 2a-7 occur. (In conformance with Rule 2a-7, the Board has reserved its ability to change this policy with respect to liquidity fees and/or redemption gates, but such change would only become effective after shareholders were provided with specific advance notice of a change in the Fund’s policy and have the opportunity to redeem their shares in accordance with Rule 2a-7 before the policy change became effective.)

Diversification. In summary, Rule 2a-7 requires that a Fund may not invest in the securities of any issuer if, as a result, more than 5% of the Fund’s total assets would be invested in that issuer; provided that, each Fund may invest up to 25% of its total assets in the securities of a single issuer for up to three business days after acquisition. Certain securities are not subject to this diversification requirement: (a) a security subject to a guarantee from a non-controlled person (as defined in Rule 2a-7) of the issuer of the security; this exception is in effect only until October 14, 2016); (b) Government Securities; (c) certain repurchase agreements; and (d) shares of certain money market funds. Rule 2a-7 imposes a separate diversification test upon the acquisition of a guarantee or demand feature. (A demand feature is, in summary, a right to sell a security at a price equal to its approximate amortized cost plus accrued interest). Government Security generally means any security issued or guaranteed as to principal or interest by the U.S. Government or certain of its agencies or instrumentalities; or any certificate of deposit for any of the foregoing.

For purposes of these diversification requirements with respect to issuers of Municipal Securities (defined under the caption Municipal Securities), each state (including the District of Columbia and Puerto Rico), territory and possession of the United States, each political subdivision, agency, instrumentality, and authority thereof, and each multi-state agency of which a state is a member is a separate “issuer.” When the assets and revenues of an agency, authority, instrumentality, or other political subdivision are separate from the government creating the subdivision and the security is backed only by assets and revenues of the subdivision, such subdivision would be deemed to be the sole issuer. Similarly, in the case of an industrial development bond or private activity bond, if such bond is backed only by the assets and revenues of the non-governmental user, then such non-governmental user would be deemed to be the sole issuer.

Quality. The Funds may invest only in U.S. dollar denominated securities that are “Eligible Securities” as defined in Rule 2a-7. Rule 2a-7 defines an Eligible Security, in summary, as a security with a remaining maturity of 397 calendar days or less that the Fund’s investment adviser (subject to oversight and pursuant to guidelines established by the Board) determines present minimal credit risks to the Fund. The eligibility of a security with a guarantee may be determined based on whether the guarantee is an Eligible Security.

The Funds will limit investments to those which are Eligible Securities at the time of acquisition.

Liquidity. Under Rule 2a-7, a Fund must hold securities that are sufficiently liquid to meet reasonably foreseeable shareholder redemptions in light of the Fund’s obligations under section 22(e) of the 1940 Act (which forbids the suspension of the right of redemption, or postponement of the date of payment or satisfaction upon redemption for more than seven days after the tender of such security for redemption, subject to specified exemptions) and any commitments the Fund has made to shareholders. In addition, a Fund may not acquire an illiquid security if, immediately after the acquisition, the Fund would have invested more than 5% of its total assets in illiquid securities. A Fund (other than Tax-Free Cash Reserve Portfolio) also may not acquire any security other than a Daily Liquid Asset (cash, Government Securities, other securities that will mature or are subject to a demand feature that is exercisable and payable within one business day and, under rule amendments, amounts receivable and unconditionally due within one business day on pending sales of portfolio securities) if, immediately after the acquisition the Fund would have invested less than 10% of its total assets in Daily Liquid Assets. A Fund may not acquire any security other than a Weekly Liquid Asset (cash, direct obligations of the U.S. Government, Government securities issued by a person controlled or supervised by and acting as an instrumentality of the U.S. Government pursuant to authority granted by the Congress, that are issued at a discount to the principal amount to be repaid at maturity and have a remaining maturity of 60 days or less, securities that will mature or are subject to a demand feature that is exercisable and payable within 5 business days and, under rule amendments, amounts receivable and unconditionally due within 5 business days on pending sales of portfolio securities) if, immediately after the acquisition, the Fund would have invested less than 30% of its total assets in Weekly Liquid Assets.

Maturity. Under Rule 2a-7, each Fund invests only in U.S. dollar-denominated securities maturing within 397 days (60 days for STIC Prime Portfolio) of the date of purchase, with certain exceptions permitted by applicable regulations. The Fund maintains a dollar-weighted average portfolio maturity of no more than 60 days, and a dollar-weighted average portfolio maturity as determined without exceptions regarding certain interest rate adjustments under Rule 2a-7 of no more than 120 days (60 days for STIC Prime Portfolio). The maturity of a security is determined in compliance with Rule 2a-7, which for purposes of the dollar weighted average portfolio maturity permits, among other things, certain securities bearing adjustable interest rates to be deemed to have a maturity shorter than their stated maturity.

Foreign Government Obligations. Each Fund may invest in debt securities of foreign governments. Debt securities issued by foreign governments are often, but not always, supported by the full faith and credit of the foreign governments, or their subdivisions, agencies or instrumentalities, that issue them. These securities involve the risks discussed below under Foreign Debt Securities. Additionally, the issuer of the debt or the governmental authorities that control repayment of the debt may be unwilling or unable to pay interest or repay principal when due. Political or economic changes or the balance of trade may affect a country’s willingness or ability to service its debt obligations. Periods of economic uncertainty may result in the volatility of market prices of sovereign debt obligations, especially debt obligations issued by the governments of developing countries. Foreign government obligations of developing countries, and some structures of emerging market debt securities, are sometimes referred to as “Brady Bonds”. The failure of a sovereign debtor to implement economic reforms, achieve specified levels of economic performance, or repay principal or interest when due may result in the cancellation of third-party commitments to lend funds to the sovereign debtor, which may impair the debtor’s ability or willingness to service its debts.

Foreign Debt Securities. Generally, only Liquid Assets Portfolio, STIC Prime Portfolio and Tax-Free Cash Reserve Portfolio will invest in foreign debt securities. Foreign debt securities are debt securities that are issued and/or settled outside the United States and may be backed by foreign guarantees. A Fund will limit its investments in foreign debt securities to debt obligations denominated in U.S. dollars. Debt securities issued by a corporation or other issuer domiciled outside the United States that are dollar denominated and traded in the United States are not considered foreign securities. Although denominated in U.S. dollars, Foreign Debt Securities may entail some or all of the risks set forth below.

Political and Economic Risk. The economies of many of the countries in which the Funds may invest may not be as developed as the United States’ economy and may be subject to significantly different forces. Political or social instability and development, expropriation or confiscatory taxation, and limitations on the removal of funds or other assets could also adversely affect the value of the Funds’ investments.

Regulatory Risk. Foreign companies may not be registered with the Securities and Exchange Commission (SEC) and are generally not subject to the regulatory controls and disclosure requirements imposed on United States issuers. Foreign companies may not be subject to uniform accounting, auditing and financial reporting standards, corporate governance practices and requirements comparable to those applicable to domestic companies. As a result, there is generally less publicly available information about foreign securities than is available about domestic securities. Income from foreign securities owned by the Funds may be reduced by a withholding tax at the source, which tax would reduce dividend income payable to the Funds’ shareholders.

Market Risk. The securities markets in many of the countries in which the Funds invest will have substantially lower trading volume than the U.S. markets. As a result, the securities of some foreign companies may be less liquid and experience more price volatility than comparable domestic securities. Increased custodian costs as well as administrative costs (such as the need to use foreign custodians) may be associated with the maintenance of assets in foreign jurisdictions. There is generally less government regulation and supervision of foreign stock exchanges, brokers and issuers which may make it difficult to enforce contractual obligations.

Debt Investments

U.S. Government Obligations. Each Fund may invest in U.S. Government obligations, which include obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities, including bills, notes and bonds issued by the U.S. Treasury, as well as “stripped” or “zero coupon” U.S. Treasury obligations.

U.S. Government Obligations may be, (i) supported by the full faith and credit of the U.S. Treasury, (ii) supported by the right of the issuer to borrow from the U.S. Treasury, (ii) supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations, or (iv) supported only by the credit of the instrumentality. There is a risk that the U.S. Government may choose not to provide financial support to U.S. Government-sponsored agencies or instrumentalities if it is not legally obligated to do so. In that case, if the issuer were to default, a Fund holding securities of such issuer might not be able to recover its investment from the U.S. Government. For example, while the U.S. Government has recently provided financial support to Federal National Mortgage Association (FNMA) and Federal Home Loan Mortgage Corporation (FHLMC), no assurance can be given that the U.S. Government will always do so, since the U.S. Government is not so obligated by law. There also is no guarantee that the government would support

Federal Home Loan Banks. Accordingly, securities of FNMA, FHLMC and Federal Home Loan Banks, and other agencies, may involve a risk of non-payment of principal and interest.

Any downgrade of the credit rating of the securities issued by the U.S. government may result in a downgrade of securities issued by its agencies or instrumentalities, including government-sponsored entities.

Temporary Investments. Each Fund may experience situations where it is unable to invest money that it has received overnight such as when it receives cash inflows after the overnight repurchase markets have closed. The Funds are permitted to leave balances in their accounts with the Bank of New York Mellon (BNY Mellon), the custodian bank. To compensate the Funds for such activity, the Funds may receive compensation from BNY Mellon at an agreed upon rate.

Asset-Backed Securities. Asset-backed securities are interests in pooled mortgages, loans, receivables, or other assets. Payments of interest and repayment of principal may be largely dependent upon the cash flows generated by the assets backing the securities and, in certain cases, supported by letters of credit, surety bonds, or other credit enhancements. Asset-backed security values may also be affected by other factors including changes in interest rates, the availability of information concerning the pool and its structure, the creditworthiness of the servicing agent for the pool, the originator of the loans or receivables, or the entities providing the credit enhancement.

Bank Instruments. Generally, only Liquid Assets Portfolio and STIC Prime Portfolio will invest in bank instruments and only Liquid Assets Portfolio will invest in certificates of deposit (Eurodollar CDs) and time deposits (Eurodollar time deposits) of foreign branches of domestic banks. Bank instruments are unsecured interest bearing bank deposits. Bank instruments include, but are not limited to, certificates of deposits, time deposits, and banker’s acceptances from U.S. or foreign banks as well as Eurodollar certificates of deposit (Eurodollar CDs) and Eurodollar time deposits (Eurodollar time deposits) of foreign branches of domestic banks. Some certificates of deposit are negotiable interest-bearing instruments with a specific maturity issued by banks and savings and loan institutions in exchange for the deposit of funds, and can typically be traded in the secondary market prior to maturity. Other certificates of deposit, like time deposits, are non-negotiable receipts issued by a bank in exchange for the deposit of funds which earn a specified rate of interest over a definite period of time; however, they cannot be traded in the secondary market. A banker’s acceptance is a bill of exchange or time draft drawn on and accepted by a commercial bank.

An investment in Eurodollar CDs or Eurodollar time deposits may involve some of the same risks that are described for Foreign Debt Securities.

Synthetic Municipal Instruments. The Funds may invest in synthetic municipal instruments, the value of and return on which are derived from underlying securities. The types of synthetic municipal instruments in which the Fund may invest include tender option bonds, trust certificates and variable rate trust certificates. These types of instruments involve the deposit into a trust or custodial account of one or more long-term tax-exempt bonds or notes (Underlying Bonds), and the sale of certificates evidencing interests in the trust or custodial account to investors such as the Fund. The trustee or custodian receives the long-term fixed rate interest payments on the Underlying Bonds, and pays certificate holders fixed rates or short-term floating or variable interest rates which are reset periodically. A “tender option bond” provides a certificate holder with the conditional right to sell its certificate to the sponsor or some designated third party at specified intervals and receive the par value of the certificate plus accrued interest (a demand feature). A “trust certificate” evidences an interest in a trust entitling a certificate holder to future interest and/or principal payments on the Underlying Bonds. A “variable rate trust certificate” evidences an interest in a trust entitling the certificate holder to receive variable rate interest based on prevailing short-term interest rates and also typically provides the certificate holder with the conditional demand feature (the right to tender its certificate at par value plus accrued interest under certain conditions).

Typically, a certificate holder cannot exercise the demand feature until the occurrence of certain conditions, such as where the issuer of the Underlying Bond defaults on interest payments. Moreover, because synthetic municipal instruments involve a trust or custodial account and a third party conditional demand feature, they involve complexities and potential risks that may not be present where a municipal security is owned directly.

The tax-exempt character of the interest paid to certificate holders is based on the assumption that the holders have an ownership interest in the Underlying Bonds; however, the Internal Revenue Service (IRS) has not issued a ruling addressing this issue. In the event the IRS issues an adverse ruling or successfully litigates this issue, it is possible that the interest paid to the Fund on certain synthetic municipal instruments would be deemed to be taxable. The Fund relies on opinions of special tax counsel on this ownership question and opinions of bond counsel regarding the tax-exempt character of interest paid on the Underlying Bonds.

Municipal Securities. The Funds may invest in Municipal Securities. “Municipal Securities” include debt obligations of states, territories or possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities, issued to obtain funds for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, schools, streets and water and sewer works. Other public purposes for which Municipal Securities may be issued include the refunding of outstanding obligations, obtaining funds for general operating expenses and lending such funds to other public institutions and facilities.

The principal and interest payments for industrial development bonds or pollution control bonds are often the sole responsibility of the industrial user and therefore may not be backed by the taxing power of the issuing municipality. The interest paid on such bonds may be exempt from federal income tax, although current federal tax laws place substantial limitations on the purposes and size of such issues. Such obligations are considered to be Municipal Securities provided that the interest paid thereon, in the opinion of bond counsel, qualifies as exempt from federal income tax. However, interest on Municipal Securities may give rise to a federal alternative minimum tax (AMT) liability and may have other collateral federal income tax consequences. There is a risk that some or all of the interest received by the Fund from tax-exempt Municipal Securities might become taxable as a result of tax law changes or determinations of the IRS.

The two major classifications of Municipal Securities are bonds and notes. Bonds may be further classified as “general obligation” or “revenue” issues. General obligation bonds are secured by the issuer’s pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue bonds are payable from the revenues derived from a particular facility or class of facilities, and in some cases, from the proceeds of a special excise or other specific revenue source, but not from the general taxing power. Tax-exempt industrial development bonds are in most cases revenue bonds and do not generally carry the pledge of the credit of the issuing municipality. Notes are short-term instruments which usually mature in less than two years. Most notes are general obligations of the issuing municipalities or agencies and are sold in anticipation of a bond sale, collection of taxes or receipt of other revenues.

Municipal Securities also include the following securities:

•	Bond Anticipation Notes usually are general obligations of state and local governmental issuers which are sold to obtain interim financing for projects that will eventually be funded through the sale of long-term debt obligations or bonds.

•	Tax Anticipation Notes are issued by state and local governments to finance the current operations of such governments. Repayment is generally to be derived from specific future tax revenues. Tax anticipation notes are usually general obligations of the issuer.

•	Revenue Anticipation Notes are issued by governments or governmental bodies with the expectation that future revenues from a designated source will be used to repay the notes. In general, they also constitute general obligations of the issuer.

•	Tax-Exempt Commercial Paper (Municipal Paper) is similar to taxable commercial paper, except that tax-exempt commercial paper is issued by states, municipalities and their agencies.

The Fund also may purchase participation interests or custodial receipts from financial institutions. These participation interests give the purchaser an undivided interest in one or more underlying Municipal Securities.

After purchase by the Fund, an issue of Municipal Securities may cease to be rated by Moody’s Investors Service, Inc. (Moody’s) or Standard and Poor’s Ratings Services (S&P), or another NRSRO, or the rating of such a security may be reduced below the minimum credit quality rating required for purchase by the Fund. Neither event would require the Fund to dispose of the security.

The Fund may invest in Municipal Securities that are insured by financial insurance companies. Since a limited number of entities provide such insurance, the Fund may invest up to 25% of its assets in securities insured by the same insurance company.

Since the Fund invests in Municipal Securities backed by insurance companies and other financial institutions, changes in the financial condition of these institutions could cause losses to the Fund and affect its share price.

The Fund may also invest in taxable municipal securities. Taxable municipal securities are debt securities issued by or on behalf of states and their political subdivisions, the District of Columbia, and possessions of the United States, the interest on which is not exempt from federal income tax.

The yields on Municipal Securities are dependent on a variety of factors, including general economic and monetary conditions, money market factors, conditions of the Municipal Securities market, size of a particular offering, and maturity and rating of the obligation. Because many Municipal Securities are issued to finance similar projects, especially those related to education, health care, transportation and various utilities, conditions in those sectors and the financial condition of an individual municipal issuer can affect the overall municipal market. The market values of the Municipal Securities held by the Fund will be affected by changes in the yields available on similar securities. If yields increase following the purchase of a Municipal Security, the market value of such Municipal Security will generally decrease. Conversely, if yields decrease, the market value of a Municipal Security will generally increase.

U.S. Corporate Debt Obligations. Corporate debt obligations in which the Funds may invest are debt obligations issued or guaranteed by corporations that are denominated in U.S. dollars. Such investments may include, among others, commercial paper, bonds, notes, debentures, variable rate demand notes, master notes, funding agreements and other short-term corporate instruments. Commercial Paper consists of short-term promissory notes issued by corporations. Commercial paper may be traded in the secondary market after its issuance. Variable rate demand notes are securities with a variable interest rate which is readjusted on pre-established dates. Variable rate demand notes are subject to payment of principal and accrued interest (usually within seven days) on a Fund’s demand. Master notes are negotiated notes that permit the investment of fluctuating amounts of money at varying rates of interest pursuant to arrangements with issuers who meet the credit quality criteria of the Fund. The interest rate on a master note may fluctuate based upon changes in specified interest rates or be reset periodically according to a prescribed formula or may be a set rate. Although there is no secondary market in master notes, if such notes have a demand feature, the payee may demand payment of the principal amount of the note upon relatively short notice. Funding agreements are agreements between an insurance company and a Fund covering underlying demand notes. Although there is no secondary market in funding agreements, if the underlying notes have a demand feature, the payee may demand payment of the principal amount of the note upon relatively short notice. Master notes and funding agreements are generally illiquid and therefore subject to the Funds’ percentage limitation for investments in illiquid securities.

Other Investments

Other Investment Companies. Unless otherwise indicated in this SAI or a Fund’s prospectus, each Fund may purchase shares of other investment companies. For each Fund, the 1940 Act imposes the following restrictions on investments in other investment companies: (i) a Fund may not purchase more than 3% of the total outstanding voting stock of another investment company; (ii) a Fund may not invest more than 5% of its total assets in securities issued by another investment company; and (iii) a Fund may not invest more than 10% of its total assets in securities issued by other investment companies. The 1940 Act and related rules provide certain exemptions from these restrictions. These restrictions do not apply to investments by the Funds in investment companies that are money market funds, including money market funds that have Invesco or an affiliate of Invesco as an investment adviser (the Affiliated Money Market Funds).

When a Fund purchases shares of another investment company, including an Affiliated Money Market Fund, the Fund will indirectly bear its proportionate share of the advisory fees and other operating expenses of such investment company and will be subject to the risks associated with the portfolio investments of the underlying investment company.

Variable or Floating Rate Instruments. The Funds may invest in variable or floating rate instruments.

Variable or floating rate instruments are securities that provide for a periodic adjustment in the interest rate paid on the obligation. The interest rates for securities with variable interest rates are readjusted on set dates (such as the last day of the month or calendar quarter) and the interest rates for securities with floating rates are reset whenever a specified interest rate change occurs. Variable or floating interest rates generally reduce changes in the market price of securities from their original purchase price because, upon readjustment, such rates approximate market rates. Accordingly, as market interest rates decrease or increase, the potential for capital appreciation or depreciation is less for variable or floating rate securities than for fixed rate obligations. Many securities with variable or floating interest rates have a demand feature allowing the Fund to demand payment of principal and accrued interest prior to its maturity. The terms of such demand instruments require payment of principal and accrued interest by the issuer, a guarantor, and/or a liquidity provider. All variable or floating rate instruments will meet the applicable rating standards of the Funds. The Fund’s adviser, or Sub-adviser, as applicable, may determine that an unrated floating rate or variable rate demand obligation meets the Fund’s rating standards by reason of being backed by a letter of credit or guarantee issued by a bank that meets those rating standards.

For Rule 2a-7 purposes, a variable rate security, the principal amount of which is scheduled to be paid in more than 397 calendar days, that is subject to a demand feature, shall be deemed to have a maturity equal to the longer of the period remaining until the next readjustment of the interest rate or the period remaining until the principal amount can be recovered through demand. A floating rate security, the principal amount of which, in accordance with the terms of the security, must unconditionally be paid in 397 calendar days or less shall be deemed to have a maturity of one day.

Investment Techniques

Forward Commitments, When-Issued and Delayed Delivery Securities. Each Fund may purchase or sell securities on a forward commitment, when-issued or delayed-delivery basis.

Forward commitments, when-issued or delayed-delivery basis means that delivery and payment take place in the future after the date of the commitment to purchase or sell the securities at a pre-determined price and/or yield. Settlement of such transactions normally occurs a month or more after the purchase or sale commitment is made. Typically, no interest accrues to the purchaser until the security is delivered. Although a Fund generally intends to acquire or dispose of securities on a forward commitment, when-issued or delayed delivery basis, a Fund may sell these securities or its commitment before the settlement date if deemed advisable.

When purchasing a security on a forward commitment, when-issued or delayed-delivery basis, a Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuation, and takes such fluctuations into account when determining its net asset value. Securities purchased on a forward commitment, when-issued or delayed-delivery basis are subject to changes in value based upon the public’s perception of the creditworthiness of the issuer and changes, real or anticipated, in the level of interest rates. Accordingly, securities acquired on such a basis may expose a Fund to risks because they may experience such fluctuations prior to actual delivery. Purchasing securities on a forward commitment, when-issued or delayed delivery basis may involve the additional risk that the yield available in the market when the delivery takes place actually may be higher than that obtained in the transaction itself.

Many forward commitments, when-issued and delayed delivery transactions, including TBAs, are also subject to the risk that a counterparty may become bankrupt or otherwise fail to perform its obligations due to financial difficulties, including making payments or fulfilling obligations to a Fund. A Fund may obtain no or only limited recovery in a bankruptcy or other organizational proceedings, and any recovery may be significantly delayed. With respect to forward settling TBA transactions involving U.S. Government agency mortgage-backed securities, the counterparty risk may be mitigated by the recently adopted requirement that counterparties exchange variation margin on a regular basis as the market value of the deliverable security fluctuates.

Investment in these types of securities may increase the possibility that the Fund will incur short-term gains subject to federal taxation or short-term losses if the Fund must engage in portfolio transactions in order to honor its commitment. Until the settlement date, a Fund will segregate liquid assets of a dollar value sufficient at all times to make payment for the forward commitment, when-issued or delayed delivery transactions. Such segregated liquid assets will be marked-to-market daily, and the amount segregated will be increased if necessary to maintain adequate coverage of the delayed delivery commitments. No additional forward, when-issued or delayed delivery commitments will be made by a Fund if, as a result, more than 25% of the Fund’s total assets would become so committed. The delayed delivery securities, which will not begin to accrue interest or dividends until the settlement date, will be recorded as an asset of a Fund and will be subject to the risk of market fluctuation. The purchase price of the delayed delivery securities is a liability of a Fund until settlement. TBA transactions and transactions in other forward-settling mortgage-backed securities are effected pursuant to a collateral agreement with the seller. A Fund provides to the seller collateral consisting of cash or liquid securities in an amount as specified by the agreement upon initiation of the transaction. A Fund will make payments throughout the term of the transaction as collateral values fluctuate to maintain full collateralization for the term of the transaction. Collateral will be marked-to-market every business day. If the seller defaults on the transaction or declares bankruptcy or insolvency, a Fund might incur expenses in enforcing its rights, or the Fund might experience delay and costs in recovering collateral or may suffer a loss of principal and interest if the value of the collateral declines. In these situations, a Fund will be subject to greater risk that the value of the collateral will decline before it is recovered or, in some circumstances, the Fund may not be able to recover the collateral, and the Fund will experience a loss.

Interfund Loans. The SEC has issued an exemptive order permitting the Invesco Funds to borrow money from and lend money to each other for temporary or emergency purposes. The Invesco Fund’s interfund lending program is subject to a number of conditions, including the requirements that: (1) an interfund loan will generally only occur if the interest rate on the loan is more favorable to the borrowing fund than the interest rate typically available from a bank for a comparable transaction and the rate is more favorable to the lending fund than the rate available on overnight repurchase transactions; (2) an Invesco Fund may not lend more than 15% of its net assets through the program (measured at the time of the last loan); and (3) an Invesco Fund may not lend more than 5% of its net assets to another Invesco Fund through the program (measured at the time of the loan). A Fund may participate in the program only if and to the extent that such participation is consistent with the Fund’s investment objective and investment policies. Interfund loans have a maximum duration of seven days. Loans may be called with one day’s notice and may be repaid on any day.

Borrowing. The Funds may borrow money to the extent permitted under the Fund Policies. Such borrowings may be utilized (i) for temporary or emergency purposes; (ii) in anticipation of or in response to adverse market conditions; or, (iii) for cash management purposes. All borrowings are limited to an amount not exceeding 33 1/3% of a Fund’s total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that exceed this amount will be reduced within three business days to the extent necessary to comply with the 33 1/3% limitation even if it is not advantageous to sell securities at that time.

If there are unusually heavy redemptions, a Fund may have to sell a portion of its investment portfolio at a time when it may not be advantageous to do so. Selling Fund securities under these circumstances may result in a lower net asset value per share or decreased dividend income, or both. Invesco and the Sub-Advisers believe that, in the event of abnormally heavy redemption requests, a Fund’s borrowing ability would help to mitigate any such effects and could make the forced sale of their portfolio securities less likely.

The Funds may borrow from a bank, broker-dealer, or an Invesco Fund. Additionally, the Funds are permitted to temporarily carry a negative or overdrawn balance in their account with their custodian bank. To compensate the custodian bank for such overdrafts, the Funds may either (i) leave Funds as a compensating balance in their account so the custodian bank can be compensated by earning interest on such Funds; or (ii) compensate the custodian bank by paying it an agreed upon rate. A Fund may not purchase additional securities when any borrowings from banks or broker-dealers exceed 5% of the Fund’s total assets or when any borrowings from an Invesco Fund are outstanding.

Repurchase Agreements. Each Fund, except for Government TaxAdvantage Portfolio and Tax-Free Cash Reserve Portfolio may engage in repurchase agreement transactions. Repurchase agreements are agreements under which a Fund acquires ownership of a security from a broker-dealer or bank that agrees to repurchase the security at a mutually agreed upon time and yield. A Fund may enter into a “continuing contract” or “open” repurchase agreement under which the seller is under a continuing obligation to repurchase the underlying securities from the Fund on demand and the effective interest rate is negotiated on a daily basis.

In any repurchase transaction, collateral for a repurchase agreement may include cash itemsor Government Securities. The Funds consider repurchase agreements with the Federal Reserve Bank of New York to be U.S. Government Securities for purposes of the Funds’ investment policies. Additionally, the Funds consider federal agency mortgage-backed securities to be Government Securities. The Liquid Assets Portfolio and STIC Prime Portfolio may also engage in repurchase agreements collateralized by securities that are rated investment grade and below investment grade by the requisite nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality, loan participations, and equities (collectively, “other collateral”). For these types of repurchase agreement transactions, the Fund would look to the counterparty, and not the collateral, for determining diversification under Rule 2a-7. Thus, collateral for a repurchase agreement may include securities that a Fund could not hold directly. Repurchase agreements involving obligations of other collateral may be subject to special risks and may not have the benefit of certain protections in the event of a counterparty’s insolvency.

Regardless of the collateral underlying the repurchase agreement, the Fund must determine that the repurchase agreement with the particular counterparty involves minimal credit risk and satisfies the credit quality standards in compliance with Rule 2a-7 under the 1940 Act. Lower quality collateral and collateral with longer maturities may be subject to greater price fluctuations than higher quality collateral and collateral with shorter maturities. If the repurchase agreement counterparty were to default, lower quality collateral may be more difficult to liquidate than higher quality collateral.

If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, a Fund might incur expenses in enforcing its rights, and could experience a loss on the sale of the underlying security to the extent that the proceeds of the sale including accrued interest are less than the resale price provided in the agreement, including interest. In addition, although the Bankruptcy Code and other insolvency laws may provide certain protections for some types of repurchase agreements, if the seller of a repurchase agreement should be involved in bankruptcy or insolvency proceedings, a Fund may incur delay and costs in selling the underlying security or may suffer a loss of principal and interest if the value of the underlying security declines or the Fund may be deemed to be an unsecured creditor and be required to return the securities to the seller. The Liquid Assets Portfolio and STIC Prime Portfolio may enter into repurchase agreements that may be subject to a court ordered or other “stay” in the event of the seller’s bankruptcy or insolvency. A “stay” will prevent a Fund from selling the securities it holds under a repurchase agreement until permitted by a court or other authority. In these situations a Fund may be subject to greater risk that the value of the securities may decline before they are sold, and that the Fund may experience a loss.

The securities underlying a repurchase agreement will be marked-to-market every business day so that the value of such securities is at least equal to the investment value of the repurchase agreement, including any accrued interest thereon. Custody of the securities will be maintained by the Fund’s custodian or subcustodian for the duration of the agreement.

The Funds may invest their cash balances in joint accounts with other Invesco Funds for the purpose of investing in repurchase agreements with maturities not to exceed 60 days and collateralized by cash or Government Securities, and in certain other money market instruments with remaining maturities not to exceed 90 days.

Restricted and Illiquid Securities. Each Fund may invest up to 5% of its net assets in securities that are illiquid.

Illiquid securities are securities that cannot be disposed of within seven days in the normal course of business at approximately the price at which they are valued. Illiquid securities may include a wide variety of investments, such as: (1) repurchase agreements maturing in more than seven days (unless the agreements have demand/redemption features); (2) For funds other than money market funds, OTC options contracts and certain other derivatives (including certain swap agreements); (3) fixed time deposits that are not subject to prepayment or that provide for withdrawal penalties upon prepayment (other than overnight deposits); (4) loan interests and other direct debt instruments; (5) municipal lease obligations; (6) commercial paper issued pursuant to Section 4 (2) of the Securities Act of 1933 (the 1933 Act); and (7) securities that are unregistered, that can be sold to qualified institutional buyers in accordance with Rule 144A under the 1933 Act, or that are exempt from registration under the 1933 Act or otherwise restricted under the federal securities laws. Generally only Liquid Assets Portfolio, STIC Prime Portfolio and Tax-Free Cash Reserve Portfolio will purchase Rule 144A securities.

Limitations on the resale of restricted securities may have an adverse effect on their marketability, which may prevent a Fund from disposing of them promptly at reasonable prices. The Fund may have to bear the expense of registering such securities for resale, and the risk of substantial delays in effecting such registrations. A Fund’s difficulty valuing and selling illiquid securities may result in a loss or be costly to the Fund.

If a substantial market develops for a restricted security or other illiquid investment held by a Fund, it may be treated as a liquid security, in accordance with procedures and guidelines approved by the Board. While Invesco monitors the liquidity of restricted securities on a daily basis, the Board oversees and retains ultimate responsibility for Invesco’s liquidity determinations. Invesco considers various factors when determining whether a security is liquid, including the frequency of trades, availability of quotations and number of dealers or qualified institutional buyers in the market.

Sale of Money Market Securities. The Funds do not seek profits through short-term trading and will generally hold portfolio securities to maturity. However, the Adviser and/or Sub-Adviser may seek to enhance the yield of the Fund by taking advantage of yield disparities that occur in the money markets. For example, market conditions frequently result in similar securities trading at different prices. Also, there frequently are differences in yields between various types of money market securities. The Adviser and/or Sub-Adviser may dispose of any portfolio security prior to its maturity if such disposition and reinvestment of proceeds are expected to enhance yield consistent with the Adviser’s and/or Sub-Adviser’s judgment as to desirable portfolio maturity structure. The Adviser and/or Sub-Adviser may also dispose of any portfolio security prior to maturity to meet redemption requests, and as a result of a revised credit evaluation of the issuer or other circumstances or considerations. This procedure may increase or decrease the Fund’s yield depending upon the Adviser’s and/or Sub-Adviser’s ability to correctly time and execute such transactions. Each Fund’s policy of investing in securities with maturities of 397 days (60 days for STIC Prime Portfolio) or less will result in high portfolio turnover. Since brokerage commissions are not normally paid on investments of the type made by the Fund, the high turnover should not adversely affect the Fund’s net income.

Receipt of Issuer’s Nonpublic Information

The Adviser or Sub-Advisers (through their portfolio managers, analysts, or other representatives) may receive material nonpublic information about an issuer that may restrict the ability of the Adviser or Sub-Advisers to cause the Funds to buy or sell securities of the issuer on behalf of the Funds for substantial periods of time. This may impact the Funds’ ability to realize profit or avoid loss with respect to the issuer and may adversely affect the Funds’ flexibility with respect to buying or selling securities, potentially impacting Fund performance. For example, activist investors of certain issuers in which the Adviser or Sub-Advisers hold large positions may contact representatives of the Adviser or Sub-Advisers and may disclose material nonpublic information in such communication. The Advisers or Sub-Advisers would be restricted from trading on the basis of such material nonpublic information, limiting their flexibility in managing the Funds and possibly impacting Fund performance.

Cybersecurity Risk

The Funds, like all companies, may be susceptible to operational and information security risks. Cyber security failures or breaches of the Funds or their service providers or the issuers of securities in which the Funds invest, have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, the inability of Fund shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, and/or additional compliance costs. The Funds and their shareholders could be negatively impacted as a result.

Fund Policies

Fundamental Restrictions. Except as otherwise noted below, each Fund is subject to the following investment restrictions, which may be changed only by a vote of such Fund’s outstanding shares. Fundamental restrictions may be changed only by a vote of the lesser of (i) 67% or more of the Fund’s shares present at a meeting if the holders of more than 50% of the outstanding shares are present in person or represented by proxy, or (ii) more than 50% of the Fund’s outstanding shares. Any investment restriction that involves a maximum or minimum percentage of securities or assets (other than with respect to borrowing shall not be considered to be violated unless an excess over or a deficiency under the percentage occurs immediately after, and is caused by an acquisition or disposition of securities or utilization of assets by the Fund.

(1) The Fund is a “diversified company” as defined in the 1940 Act. The Fund will not purchase the securities of any issuer if, as a result, the Fund would fail to be a diversified company within the meaning of the 1940 Act, and the rules and regulations promulgated thereunder, as such statute, rules and regulations are amended from time to time or are interpreted from time to time by the SEC staff (collectively, the “1940 Act Laws and Interpretations”) or except to the extent that the Fund may be permitted to do so by exemptive order or similar relief (collectively, with the 1940 Act Laws and Interpretations, the “1940 Act Laws, Interpretations and Exemptions”). In complying with this restriction, however, the Fund may purchase securities of other investment companies to the extent permitted by the 1940 Act Laws, Interpretations and Exemptions.

(2) The Fund may not borrow money or issue senior securities, except as permitted by the 1940 Act Laws, Interpretations and Exemptions.

(3) The Fund may not underwrite the securities of other issuers. This restriction does not prevent the Fund from engaging in transactions involving the acquisition, disposition or resale of its portfolio securities, regardless of whether the Fund may be considered to be an underwriter under the 1933 Act.

(4) The Fund will not make investments that will result in the concentration (as that term may be defined or interpreted by the 1940 Act Laws, Interpretations and Exemptions) of its investments in the securities of issuers primarily engaged in the same industry. This restriction does not limit the Fund’s investments in (i) obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, or (ii) tax-exempt obligations issued by governments or political subdivisions of governments, or (iii) bank instruments. In complying with this restriction, the Fund will not consider a bank-issued guaranty or financial guaranty insurance as a separate security.

(5) The Fund may not purchase real estate or sell real estate unless acquired as a result of ownership of securities or other instruments. This restriction does not prevent the Fund from investing in issuers that invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein.

(6) The Fund may not purchase physical commodities or sell physical commodities unless acquired as a result of ownership of securities or other instruments. This restriction does not prevent the Fund from engaging in transactions involving futures contracts and options thereon or investing in securities that are secured by physical commodities.

(7) The Fund may not make personal loans or loans of its assets to persons who control or are under common control with the Fund, except to the extent permitted by 1940 Act Laws, Interpretations and Exemptions. This restriction does not prevent the Fund from, among other things, purchasing debt obligations, entering into repurchase agreements, loaning its assets to broker-dealers or institutional investors, or investing in loans, including assignments and participation interests.

(8) The Fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies and restrictions as the Fund.

(9) Tax-Free Cash Reserve Portfolio will limit its purchases of municipal securities to “First Tier” securities, as such term is defined from time to time in Rule 2a-7 under the 1940 Act.

In 2015, the SEC adopted rule amendments that remove references to credit ratings from Rule 2a-7 under the 1940 Act. The amendments delete the distinction between a “First Tier” and “Second Tier” security from Rule 2a-7, and the related definitions, and replace them with a requirement that a fund limit its investments to “Eligible Securities” as defined in the amended version of Rule 2a-7 (See also “Rule 2a-7 Requirements” - “Quality” in the SAI). Effective no later than the compliance date of the rule amendments (currently October 14, 2016), the SEC’s amendments removing references to credit ratings from Rule 2a-7 have the practical effect of eliminating the Tax-Free Cash Reserve Portfolio’s restriction limiting its purchases of municipal securities to “First Tier” securities, as such term is defined from time to time in Rule 2a-7 under the 1940 Act.

(10) Tax-Free Cash Reserve Portfolio’s assets will be invested so that at least 80% of the Fund’s income will be exempt from federal income taxes.

The investment restrictions set forth above provide each of the Funds with the ability to operate under new interpretations of the 1940 Act or pursuant to exemptive relief from the SEC without receiving prior shareholder approval of the change. Even though each of the Funds has this flexibility, the Board has adopted non-fundamental restrictions for each of the Funds relating to certain of these restrictions which Invesco and, when applicable, the Sub-Advisers must follow in managing the Funds. Any changes to these non-fundamental restrictions, which are set forth below, require the approval of the Board.

Non-Fundamental Restrictions. Non-fundamental restrictions may be changed for any Fund without shareholder approval. The non-fundamental investment restrictions listed below apply to each of the Funds unless otherwise indicated.

(1) In complying with the fundamental restriction regarding issuer diversification, the Fund will not, with respect to 100% of its total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, and securities issued by other investment companies), if, as a result, (i) more than 5% of the Fund’s total assets would be invested in the securities of that issuer except as permitted by Rule 2a-7 under the 1940 Act, or (ii) the Fund would hold more than 10% of the outstanding voting securities of that issuer. The Fund may purchase securities of other investment companies as permitted by the 1940 Act Laws, Interpretations and Exemptions.

In complying with the fundamental restriction regarding issuer diversification, any Fund that invests in municipal securities will regard each state (including the District of Columbia and Puerto Rico), territory and possession of the United States, each political subdivision, agency, instrumentality and authority thereof, and each multi-state agency of which a state is a member as a separate “issuer.” When the assets and revenues of an agency, authority, instrumentality or other political subdivision are separate from the government creating the subdivision and the security is backed only by assets and revenues of the subdivision, such subdivision would be deemed to be the sole issuer. Similarly, in the case of an Industrial Development Bond or Private Activity bond, if that bond is backed only by the assets and revenues of the non-governmental user, then that non-governmental user would be deemed to be the sole issuer.

(2) In complying with the fundamental restriction regarding industry concentration, the Fund may invest up to 25% of its total assets in the securities of issuers whose principal business activities are in the same industry and may invest over 25% of its assets in (i) obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, (ii) tax-exempt obligations issued by governments or political subdivisions of governments, and (iii) bank instruments.

(3) Notwithstanding the fundamental restriction with regard to engaging in transactions involving futures contracts and options thereon or investing in securities that are secured by physical commodities, the Fund currently may not invest in any security (including futures contracts or options thereon) that are secured by physical commodities.

(4) In complying with the fundamental restriction with regard to making loans, the Fund may lend up to 33 1/3% of its total assets and may lend money to an Invesco Fund, on such terms and conditions as the SEC may require in an exemptive order.

(5) Notwithstanding the fundamental restriction with regard to investing all assets in an open-end fund, the Fund may not invest all of its assets in the securities of a single open-end management investment company with the same fundamental investment objectives, policies and restrictions as the Fund.

(6) The Fund may not acquire any securities of registered unit investment trusts in reliance on sections 12(d)(1)(F) or 12(d)(1)(G) of the 1940 Act.

(7) The following applies:

(a) Treasury Portfolio, invest under normal circumstances at least 80% of its assets in direct obligations of the U.S. Treasury including bills, notes and bonds, and repurchase agreements secured by those obligations.

(b) Government & Agency Portfolio invests under normal circumstances at least 80% of its assets in direct obligations of the U.S. Treasury and other securities issued or guaranteed as to principal and interest by the U.S. Government or its agencies and instrumentalities, as well as repurchase agreements secured by those obligations.

(c) Government TaxAdvantage Portfolio invest under normal circumstances at least 80% of its assets in direct obligations of the U.S. Treasury, which include Treasury bills, notes and bonds, and in securities issued or guaranteed as to principal and interest by the U.S. Government or by its agencies or instrumentalities.

For purposes of the foregoing, “assets” means net assets, plus the amount of any borrowings for investment purposes. Each Fund will provide written notice to its shareholders prior to any change to this policy, as required by the 1940 Act Laws, Interpretations and Exemptions.

Policies and Procedures for Disclosure of Portfolio Holdings

The Board has adopted policies and procedures with respect to the disclosure of the Fund’ portfolio holdings (the Holdings Disclosure Policy). Invesco and the Board may amend the Holdings Disclosure Policy at any time without prior notice. Details of the Holdings Disclosure Policy and a description of the basis on which employees of Invesco and its affiliates may release information about portfolio securities are provided below.

Public release of portfolio holdings. The Fund make available to institutions that maintain accounts with the Fund, beneficial owners of the Fund shares and prospective investors (collectively, Qualified Persons) information regarding or derived from the Funds’ portfolio holdings. The Funds disclose the following holdings information on http://www.invesco.com/us1

Information	Approximate Date of Web site Posting	Information Remains Available on Web site
Weighted average maturity information; weighted average life information; thirty-day, seven-day and one-day yield information; daily dividend factor and total net assets	Next business day	Until posting of the following business days’ information

Complete portfolio holdings, and information derived therefrom, as of month-end and any other period determined by the Advisor	5 days after month-end or any other period, determined by the Advisor	Holdings will be posted for a period of not less than six months

Complete portfolio holdings as of fiscal quarter-end	60-70 days after fiscal quarter-end	For one year

Qualified Persons may obtain access to the Web site, as well as, the information noted above, by calling the distributor toll free at 1-800-659-1005, option 2. The Funds’ distributor’s vice president/sale and administration manager are authorized to determine whether any entity or individual is a Qualified Person or is acting on behalf of a Qualified Person, and to disclose portfolio information to such Qualified Person. If a beneficial owner who is not a record owner request portfolio information, such information will be sent to the record owner for distribution to the beneficial owner. Existing shareholders can also obtain portfolio information (other than portfolio holdings) by calling the transfer agent toll free at 1-800-659-1005, option 1. Generally, employees of Invesco and its affiliates may not disclose such portfolio holdings until one day after they have been posted on http://www.invesco.com/us.

Information concerning the Fund’s portfolio holdings as well as its dollar-weighted average portfolio maturity and dollar-weighted average life to maturity as of the last business day of the preceding month (or any subsequent calendar day of such month) will be posted on its Web site no later than five business days after the end of the month and remain posted on the Web site for at least six months thereafter. In addition, the Fund will file monthly with the Securities and Exchange Commission portfolio holdings and other information about the Fund and its portfolio as of the last business day of the preceding month or any subsequent calendar day of such month within five business days of the end of each month. This information will be made public 60 days following month-end immediately upon filing effective in April 2016.

Selective disclosure of portfolio holdings pursuant to non-disclosure agreement. Employees of Invesco and its affiliates may disclose non-public full portfolio holdings on a selective basis only if Invesco’s U.S. Executive Management Committee (the EMC) of Invesco approves the parties to whom disclosure of non-public full portfolio holdings will be made. The EMC must determine that the proposed selective disclosure will be made for legitimate business purposes of the applicable Fund and is in the best interest of the applicable Fund’s shareholders. In making such determination, the EMC will address any perceived conflicts of interest between shareholders of such Fund and Invesco or its affiliates as part of granting its approval.

[1]	To locate the Funds’ portfolio holdings information go to http://www.invesco.com/us, click on the “Products & Performance” tab,” then click on the “Cash Management Funds” link. Under “Quick Links”, click on “Complete Monthly Holdings” link.

The Board exercises continuing oversight of the disclosure of Fund portfolio holdings by (1) overseeing the implementation and enforcement of the Holdings Disclosure Policy and the Invesco Funds Code of Ethics by the Chief Compliance Officer (or his designee) of Invesco and the Invesco Funds and (2) considering reports and recommendations by the Chief Compliance Officer concerning any material compliance matters (as defined in Rule 38a-1 under the 1940 Act and Rule 206(4)-7 under the Investment Advisers Act of 1940, as amended) that may arise in connection with the Holdings Disclosure Policy. Pursuant to the Holdings Disclosure Policy, the Board reviews the types of situations in which Invesco provides selective disclosure and approves situations involving perceived conflicts of interest between shareholders of the Portfolios and Invesco or its affiliates brought to the Board’s attention by Invesco.

Invesco discloses non-public full portfolio holdings information to the following persons in connection with the day-to-day operations and management of the Invesco Funds:

•	Attorneys and accountants;

•	Securities lending agents;

•	Lenders to the Invesco Funds;

•	Rating and rankings agencies;

•	Person assisting in the voting of proxies;

•	Invesco Funds’ custodians;

•	The Invesco Funds’ transfer agent(s) (in the event of a redemption in kind);

•	Pricing services, market makers, or other persons who provide systems or software support in connection with Invesco Funds’ operations (to determine the price of securities held by an Invesco Fund);

•	Financial printers;

•	Brokers identified by an Invesco Funds’ portfolio management team who provide execution and research services to the team; and

•	Analysts hired to perform research and analysis to the Invesco Funds’ portfolio management team.

In many cases, Invesco will disclose current portfolio holdings on a daily basis to these persons. In these situations, Invesco has entered into non-disclosure agreements which provide that the recipient of the portfolio holdings will maintain the confidentiality of such portfolio holdings and will not trade on such information (Non-disclosure Agreements). Please refer to Appendix H for a list of examples of persons to whom Invesco provides non-public portfolio holdings on an ongoing basis.

Invesco will also disclose non-public portfolio holdings information if such disclosure is required by applicable laws, rules or regulations, or by regulatory authorities having jurisdiction over Invesco and its affiliates or the Funds.

The Holdings Disclosure Policy provides that Invesco will not request, receive or accept any compensation (including compensation in the form of the maintenance of assets in the Funds or other mutual fund or account managed by Invesco or one of its affiliates) for the selective disclosure of portfolio holdings information.

Disclosure of certain portfolio holdings and related information without non-disclosure agreement. Invesco and its affiliates that provide services to the Funds, the Sub-Advisers and each of their employees may receive or have access to portfolio holdings as part of the day-to-day operations of the Funds.

From time to time, employees of Invesco and its affiliates may express their views orally or in writing on one or more of the Funds’ portfolio securities or may state that the Funds have recently purchased or sold, or continues to own, one or more securities. The securities subject to these views and statements may be ones that were purchased or sold since the Funds’ most recent month-end and therefore may not be reflected on the list of the Funds’ most recent month-end portfolio holdings disclosed on the Web site. Such views and statements may be made to various persons, including members of the press, brokers and other financial intermediaries that sell shares of the Funds, shareholders in the Funds, persons considering investing in the Funds or representatives of such shareholders or potential shareholders, such as fiduciaries of a 401(k) plan or a trust and their advisers, and other entities for which Invesco or its affiliates provides or may provide investment advisory services. The nature and content of the views and statements provided to each of these persons may differ.

From time to time, employees of Invesco and its affiliates also may provide oral or written information (portfolio commentary) about the Funds, including, but not limited to, how the Funds’ investments are divided among various sectors, industries, and countries, investment styles and capitalization sizes, and among stocks, bonds, currencies and cash, security types, bond maturities, and bond coupons and bond credit quality ratings. This portfolio commentary may also include information on how these various weightings and factors contributed to Fund performance. Invesco may also provide oral or written information (statistical information) about various financial characteristics of the Funds or their underlying portfolio securities including, but not limited to, alpha, beta, R-squared, coefficient of determination, duration, maturity, information ratio, sharpe ratio, earnings growth, payout ratio, price/book value, projected earnings growth, return on equity, standard deviation, tracking error, weighted average quality, market capitalization, percent debt to equity, price to cash flow, dividend yield or growth, default rate, portfolio turnover, and risk and style characteristics. This portfolio commentary and statistical information about the Funds may be based on the Funds’ most recent quarter-end portfolio as of the most recent quarter-end or the end of some other interim period, such as month-end. The portfolio commentary and statistical information may be provided to various persons, including those described in the preceding paragraph. The nature and content of the information provided to each of these persons may differ.

Disclosure of portfolio holdings by traders. Additionally, employees of Invesco and its affiliates may disclose one or more of the portfolio securities of a Fund when purchasing and selling securities through broker-dealers, requesting bids on securities, obtaining price quotations on securities, or in connection with litigation involving the Invesco Funds’ portfolio securities. Invesco does not enter into formal Non-disclosure Agreements in connection with these situations; however, the Invesco Funds would not continue to conduct business with a person who Invesco believed was misusing the disclosed information.

Disclosure of portfolio holdings of other Invesco-managed products. Invesco and its affiliates manage products sponsored by companies other than Invesco, including investment companies, offshore funds, and separate accounts. In many cases, these other products are managed in a similar fashion to certain Invesco Funds and thus have similar portfolio holdings. The sponsors of these other products managed by Invesco and its affiliates may disclose the portfolio holdings of their products at different times than Invesco discloses portfolio holdings for the Invesco Funds.

MANAGEMENT OF THE TRUST

Board of Trustees

The Trustees and officers of the Trust, their principal occupations during at least the last five years and certain other information concerning them are set forth in Appendix C.

Qualifications and Experience. In addition to the information set forth in Appendix C, the following sets forth additional information about the qualifications and experiences of each of the Trustees.

Interested Persons

Martin L. Flanagan, Trustee

Martin L. Flanagan has been a member of the Board of Trustees of the Invesco Funds since 2007. Mr. Flanagan is president and chief executive officer of Invesco Ltd., a position he has held since August 2005. He is also a member of the Board of Directors of Invesco Ltd.

Mr. Flanagan joined Invesco, Ltd. from Franklin Resources, Inc., where he was president and co-chief executive officer from January 2004 to July 2005. Previously he had been Franklin’s co-president from

May 2003 to January 2004, chief operating officer and chief financial officer from November 1999 to May 2003, and senior vice president and chief financial officer from 1993 until November 1999.

Mr. Flanagan served as director, executive vice president and chief operating officer of Templeton, Galbraith & Hansberger, Ltd. before its acquisition by Franklin in 1992. Before joining Templeton in 1983, he worked with Arthur Andersen & Co.

Mr. Flanagan is a chartered financial analyst and a certified public accountant. He serves as vice chairman of the Investment Company Institute and a member of the executive board at the SMU Cox School of Business.

The Board believes that Mr. Flanagan’s long experience as an executive in the investment management area benefits the Funds.

Philip A. Taylor, Trustee

Philip A. Taylor has been a member of the Board of Trustees of the Invesco Funds since 2006. Mr. Taylor has headed Invesco’s North American retail business as Senior Managing Director of Invesco Ltd. since April 2006. He previously served as chief executive officer of Invesco Trimark Investments since January 2002.

Mr. Taylor joined Invesco in 1999 as senior vice president of operations and client services and later became executive vice president and chief operating officer.

Mr. Taylor was president of Canadian retail broker Investors Group Securities from 1994 to 1997 and managing partner of Meridian Securities, an execution and clearing broker, from 1989 to 1994. He held various management positions with Royal Trust, now part of Royal Bank of Canada, from 1982 to 1989. He began his career in consumer brand management in the U.S. and Canada with Richardson-Vicks, now part of Procter & Gamble.

The Board believes that Mr. Taylor’s long experience in the investment management business benefits the Funds.

Independent Trustees

Bruce L. Crockett, Trustee and Chair

Bruce L. Crockett has been a member of the Board of Trustees of the Invesco Funds since 1978, and has served as Independent Chair of the Board of Trustees and their predecessor funds since 2004.

Mr. Crockett has more than 30 years of experience in finance and general management in the banking, aerospace and telecommunications industries. From 1992 to 1996, he served as president, chief executive officer and a director of COMSAT Corporation, an international satellite and wireless telecommunications company.

Mr. Crockett has also served, since 1996, as chairman of Crockett Technologies Associates, a strategic consulting firm that provides services to the information technology and communications industries. Mr. Crockett also serves on the Board of ALPS (Attorneys Liability Protection Society) and Globe Specialty Metals, Inc. (metallurgical company) and he is a life trustee of the University of Rochester Board of Trustees.

The Board of Trustees elected Mr. Crockett to serve as its Independent Chair because of his extensive experience in managing public companies and familiarity with investment companies.

David C. Arch, Trustee

David C. Arch has been a member of the Board of Trustees of the Invesco Funds and their predecessor funds since 2010. From 1984 to 2010, Mr. Arch served as Director or Trustee of investment companies in the Van Kampen Funds complex.

Mr. Arch is the Chairman of Blistex Inc., a consumer health care products manufacturer. Mr. Arch is a member of the Board of the Illinois Manufacturers’ Association, the Board of Visitors, Institute for the Humanities, University of Michigan and the Audit Committee of Edward – Elmhurst Hospital.

The Board believes that Mr. Arch’s experience as the CEO of a public company and his experience with investment companies benefits the Funds.

James T. Bunch, Trustee

James T. Bunch has been a member of the Board of Trustees of the Invesco Funds since 2000.

From 1988 to 2010, Mr. Bunch was Founding Partner of Green Manning & Bunch, Ltd., an investment banking firm previously located in Denver, Colorado. Mr. Bunch began his professional career as a practicing attorney. He joined the prominent Denver-based law firm of Davis Graham & Stubbs in 1970 and later rose to the position of Chairman and Managing Partner of the firm.

At various other times during his career, Mr. Bunch has served as Chair of the National Association of Securities Dealers, Inc. (NASD) Business District Conduct Committee, and Chair of the Colorado Bar Association Ethics Committee.

In June 2010, Mr. Bunch became the Managing Member of Grumman Hill Group LLC, a family office private equity investment manager.

The Board believes that Mr. Bunch’s experience as an investment banker and investment management lawyer benefits the Funds.

Rodney F. Dammeyer, Trustee

Rodney F. Dammeyer has been a member of the Board of Trustees of the Invesco Funds and their predecessor funds since 2010. From 1987 to 2010, Mr. Dammeyer served as Director or Trustee of investment companies in the Van Kampen Funds complex.

Mr. Dammeyer is Chairman of CAC, LLC, a private company offering capital investment and management advisory services.

From 1985 to 1995, Mr. Dammeyer was chief executive officer of Itel Corporation, which merged into Anixter International, a multi-billion dollar wiring products value-added reseller, in addition to serving as managing partner of Equity Group Corporate Investments until 2000.

After graduating from Kent State University in 1962, Mr. Dammeyer began his business career with Arthur Andersen & Co. and was admitted to partnership in 1970. He served as chairman of the firm’s advisory council and a member of the board of directors’ nominating committee. He subsequently served as executive vice president and chief financial officer of two multi-billion dollar conglomerates, Northwest Industries, Inc. and Household International, Inc.

Mr. Dammeyer is a member of the boards of directors of Stericycle, Inc. and Quidel Corporation. He previously served on the boards of High Tech charter schools, and the California Charter Schools Association. He is committed to fighting global poverty and promoting education through charter schools and various microfinance organizations.

The Board believes that Mr. Dammeyer’s experience in executive positions at a number of public companies, his accounting experience and his experience serving as a director of investment companies benefits the Funds.

As of the close of business on December 31, 2015, Mr. Dammeyer will retire as a trustee of the Trust.

Albert R. Dowden, Trustee

Albert R. Dowden has been a member of the Board of Trustees of the Invesco Funds since 2000.

Mr. Dowden retired at the end of 1998 after a 24 year career with Volvo Group North America, Inc. and Volvo Cars of North America, Inc. Mr. Dowden joined Volvo as general counsel in 1974 and was promoted to increasingly senior positions until 1991 when he was appointed president, chief executive officer and director of Volvo Group North America and senior vice president of Swedish parent company AB Volvo.

Since retiring, Mr. Dowden continues to serve on the boards of the Reich & Tang Funds, Nature’s Sunshine Products, Inc., and The Boss Group. Mr. Dowden’s charitable endeavors currently focus on Boys & Girls Clubs, where he has been active for many years, as well as several other not-for-profit organizations.

Mr. Dowden began his career as an attorney with a major international law firm, Rogers & Wells (1967 to 1976), which is now Clifford Chance.

The Board believes that Mr. Dowden’s extensive experience as a corporate executive benefits the Funds.

Jack M. Fields, Trustee

Jack M. Fields has been a member of the Board of Trustees of the Invesco Funds since 1997.

Mr. Fields served as a member of Congress, representing the 8th Congressional District of Texas from 1980 to 1997. As a member of Congress, Mr. Fields served as Chairman of the House Telecommunications and Finance Subcommittee, which has jurisdiction and oversight of the Federal Communications Commission and the SEC. Mr. Fields co-sponsored the National Securities Markets Improvements Act of 1996, and played a leadership role in enactment of the Securities Litigation Reform Act.

Mr. Fields currently serves as Chief Executive Officer of the Twenty-First Century Group, Inc. in Washington, D.C., a bipartisan Washington consulting firm specializing in Federal government affairs.

Mr. Fields also served as a Director of Insperity, Inc. (formerly known as Administaff), a premier professional employer organization with clients nationwide until 2015. In addition, Mr. Fields sits on the Board of Discovery Learning Alliance, a nonprofit organization dedicated to providing educational resources to people in need around the world through the use of technology.

The Board believes that Mr. Fields’ experience in the House of Representatives, especially concerning regulation of the securities markets, benefits the Funds.

Dr. Prema Mathai-Davis, Trustee

Dr. Prema Mathai-Davis has been a member of the Board of Trustees of the Invesco Funds since 1998.

Prior to her retirement in 2000, Dr. Mathai-Davis served as Chief Executive Officer of the YWCA of the USA. Prior to joining the YWCA, Dr. Mathai-Davis served as the Commissioner of the New York City Department for the Aging. She was a Commissioner of the Metropolitan Transportation Authority of New

York, the largest regional transportation network in the U.S. Dr. Mathai-Davis also serves as a Trustee of the YWCA Retirement Fund, the first and oldest pension fund for women, and on the advisory board of the Johns Hopkins Bioethics Institute. Dr. Mathai-Davis was the president and chief executive officer of the Community Agency for Senior Citizens, a non-profit social service agency that she established in 1981. She also directed the Mt. Sinai School of Medicine-Hunter College Long-Term Care Gerontology Center, one of the first of its kind.

The Board believes that Dr. Mathai-Davis’ extensive experience in running public and charitable institutions benefits the Funds.

Dr. Larry Soll, Trustee

Dr. Larry Soll has been a member of the Board of Trustees of the Invesco Funds since 1997.

Formerly, Dr. Soll was Chairman of the Board (1987 to 1994), Chief Executive Officer (1982 to 1989; 1993 to 1994) and President (1982 to 1989) of Synergen Corp., a public company, and in such capacities supervised the activities of the Chief Financial Officer. Dr. Soll also has served as a director of three other public companies and as treasurer of a non-profit corporation. Dr. Soll currently serves as a trustee and a member of the Audit Committee of each of the funds within the Invesco Funds.

The Board believes that Dr. Soll’s experience as a chairman of a public company benefits the Funds.

Hugo F. Sonnenschein, Trustee

Hugo F. Sonnenschein has been a member of the Board of Trustees of the Invesco Funds and their predecessor funds since 2010. From 1994 to 2010, Mr. Sonnenschein served as Director or Trustee of investment companies in the Van Kampen Funds complex.

Mr. Sonnenschein is the Distinguished Service President Emeritus and an Honorary Trustee of the University of Chicago and, until July 2015, was the Adam Smith Distinguished Service Professor in the Department of Economics at the University of Chicago. Prior to July 2000, Mr. Sonnenschein served as President of the University of Chicago.

Mr. Sonnenschein is a Trustee of the University of Rochester and a member of its investment committee. He is also a member of the National Academy of Sciences and the American Philosophical Society, and a Fellow of the American Academy of Arts and Sciences.

The Board believes that Mr. Sonnenschein’s experiences in academia and in running a university, and his experience as a director of investment companies benefits the Funds.

As of the close of business on December 31, 2015, Mr. Sonnenschein will retire as a trustee of the Trust.

Raymond Stickel, Jr., Trustee

Raymond Stickel, Jr. has been a member of the Board of Trustees of the Invesco Funds since 2005.

Mr. Stickel retired after a 35-year career with Deloitte & Touche. For the last five years of his career, he was the managing partner of the investment management practice for the New York, New Jersey and Connecticut region. In addition to his management role, he directed audit and tax services for several mutual fund clients.

Mr. Stickel began his career with Touche Ross & Co. (the Firm) in Dayton, Ohio, became a partner in 1976 and managing partner of the office in 1985. He also started and developed an investment management practice in the Dayton office that grew to become a significant source of investment management talent for the Firm. In Ohio, he served as the audit partner on numerous mutual funds and on public and privately held companies in other industries. Mr. Stickel has also served on the Firm’s Accounting and Auditing Executive Committee.

The Board believes that Mr. Stickel’s experience as a partner in a large accounting firm working with investment managers and investment companies, and his status as an Audit Committee Financial Expert, benefits the Funds.

Suzanne H. Woolsey, Trustee

Suzanne H. Woolsey has been a member of the Board of Trustees of the Invesco Funds since 2014. Ms. Woolsey served as Director or Trustee of investment companies in the Van Kampen Funds complex from 2003 to 2010.

Ms. Woolsey is the Chief Executive Officer of Woolsey Partners LLC. She was formerly the chief operating officer and chief communications officer at the National Academy of Sciences and Engineering and Institute of Medicine/National Research Council from 1993 to 2003.

She continued to serve as trustee or managing general partner to certain Invesco closed-end funds, Invesco Senior Loan Fund, and Invesco Exchange Fund following the acquisition of the Van Kampen family of funds in 2010. Ms. Woolsey also served as an independent director to the Fluor Corporation, a multi-billion dollar global engineering, construction, and management company from 2004 to 2014. Additionally, she served as independent director to the Neurogen Corporation, which is a publicly traded small molecule drug design company, from 1998 to 2006.

The Board believes that Ms. Woolsey’s experience as an independent director of numerous organizations and her service as a Trustee of certain Invesco closed-end funds, Invesco Exchange Fund, and Invesco Senior Loan Fund benefits the Funds.

Management Information

The Trustees have the authority to take all actions that they consider necessary or appropriate in connection with management of the Trust, including, among other things, approving the investment objectives, investment policies and fundamental investment restrictions for the Funds. The Trust has entered into agreements with various service providers, including the Funds’ investment advisers, administrator, transfer agent, distributor and custodians, to conduct the day-to-day operations of the Funds. The Trustees are responsible for selecting these service providers, approving the terms of their contracts with the Funds, and exercising general oversight of these arrangements on an ongoing basis.

Certain Trustees and officers of the Trust are affiliated with Invesco and Invesco Ltd., the parent corporation of Invesco. All of the Trust’s executive officers hold similar offices with some or all of the other Trusts.

Leadership Structure and the Board of Trustees.

The Board is currently composed of thirteen Trustees, including eleven Trustees who are not “interested persons” of the Funds, as that term is defined in the 1940 Act (collectively, the Independent Trustees and each, an Independent Trustee). In addition to eight regularly scheduled meetings per year, the Board holds special meetings or informal conference calls to discuss specific matters that may require action prior to the next regular meeting. As discussed below, the Board has established five standing committees – the Audit Committee, the Compliance Committee, the Governance Committee, the Investments Committee and the Valuation, Distribution and Proxy Oversight Committee (the Committees), to assist the Board in performing its oversight responsibilities.

The Board has appointed an Independent Trustee to serve in the role of Chairman. The Chairman’s primary role is to preside at meetings of the Board and act as a liaison with the Adviser and other service providers, officers, including the Senior Officer of the Trust, attorneys, and other Trustees between meetings.

The Chairman also participates in the preparation of the agenda for the meetings of the Board, is active with mutual fund industry organizations, and may perform such other functions as may be requested by the Board from time to time. Except for any duties specified pursuant to the Trust’s Declaration of Trust or By-laws, the designation of Chairman does not impose on such Independent Trustee any duties, obligations or liability that is greater than the duties, obligations or liability imposed on such person as a member of the Board generally.

The Board believes that its leadership structure, including having an Independent Trustee as Chairman, allows for effective communication between the Trustees and management, among the Trustees and among the Independent Trustees. The existing Board structure, including its Committee structure, provides the Independent Trustees with effective control over Board governance while also allowing them to receive and benefit from insight from the two interested Trustees who are active officers of the Funds’ investment adviser. The Board’s leadership structure promotes dialogue and debate, which the Board believes allows for the proper consideration of matters deemed important to the Funds and their shareholders and results in effective decision-making.

Risk Oversight. The Board considers risk management issues as part of its general oversight responsibilities throughout the year at its regular meetings and at regular meetings of its Committees. Invesco prepares regular reports that address certain investment, valuation and compliance matters, and the Board as a whole or the Committees also receive special written reports or presentations on a variety of risk issues at the request of the Board, a Committee or the Senior Officer.

The Audit Committee is apprised by, and discusses with, management its policies on risk assessment and risk management. Such discussion includes a discussion of the guidelines governing the process by which risks are assessed and managed and an identification of each Fund’s major financial risk exposures. In addition, the Audit Committee meets regularly with representatives of Invesco Ltd.’s internal audit group to review reports on their examinations of functions and processes within Invesco that affect the Funds.

The Compliance Committee receives regular compliance reports prepared by Invesco’s compliance group and meets regularly with the Fund’s Chief Compliance Officer (CCO) to discuss compliance issues, including compliance risks. The Compliance Committee has recommended and the Board has adopted compliance policies and procedures for the Funds and for the Funds’ service providers. The compliance policies and procedures are designed to detect, prevent and correct violations of the federal securities laws.

The Governance Committee monitors the composition of the Board and each of its Committees and monitors the qualifications of the Trustees to ensure adherence to certain governance undertakings applicable to the Funds. In addition, the Governance Committee oversees an annual self-assessment of the Board and addresses governance risks, including insurance and fidelity bond matters, for the Trust.

The Investments Committee and its sub-committees receive regular written reports describing and analyzing the investment performance of the Funds. In addition, Invesco’s Chief Investment Officers and the portfolio managers of the Funds meet regularly with the Investments Committee or its sub-committees to discuss portfolio performance, including investment risk, such as the impact on the Funds of investments in particular types of securities or instruments, such as derivatives. To the extent that a Fund changes a particular investment strategy that could have a material impact on the Fund’s risk profile, the Board generally is consulted in advance with respect to such change.

The Valuation, Distribution and Proxy Oversight Committee monitors fair valuation of portfolio securities based on management reports that include explanations of the reasons for the fair valuation and the methodology used to arrive at the fair value. Such reports also include information concerning illiquid securities in Fund portfolios.

Committee Structure.

The members of the Audit Committee are Messrs. Arch, Bunch, Crockett, Dammeyer (Vice-Chair), and Stickel (Chair), Dr. Soll, and Ms. Woolsey. The Audit Committee performs a number of functions with respect to the oversight of the Funds’ accounting and financial reporting, including: (i) assisting the Board with its oversight of the qualifications, independence and performance of the independent registered public accountants; (ii) appointing independent registered public accountants for the Funds; (iii) to the extent required, pre-approving certain audit and permissible non-audit services; (iv) overseeing the financial reporting process for the Funds; and (v) assisting the Board with its oversight of the integrity of the Funds’ financial statements and compliance with legal and regulatory requirements. During the fiscal year ended August 31, 2015, the Audit Committee held six meetings.

The members of the Compliance Committee are Messrs. Bunch, Dammeyer (Vice-Chair), Dr. Soll (Chair) and Stickel. The Compliance Committee performs a number of functions with respect to compliance matters, including: (i) if requested by the Board, reviewing and making recommendations concerning the qualifications, performance and compensation of the Funds’ Chief Compliance Officer and Senior Officer; (ii) reviewing recommendations and reports made by the Chief Compliance Officer or Senior Officer of the Funds regarding compliance matters; (iii) overseeing compliance policies and procedures of the Funds and their service providers; and (iv) overseeing potential conflicts of interest that are reported to the Compliance Committee by Invesco, the Chief Compliance Officer, or the Senior Officer. During the fiscal year ended August 31, 2015, the Compliance Committee held four meetings.

The members of the Governance Committee are Messrs. Arch, Crockett, Dowden (Chair), Fields (Vice-Chair), and Sonnenschein, Dr. Mathai-Davis, and Ms. Woolsey. The Governance Committee performs a number of functions with respect to governance, including: (i) nominating persons to serve as Independent Trustees and as members of each Committee, and nominating the Chair of the Board and the Chair and Vice-Chair of each Committee; (ii) reviewing and making recommendations to the full Board regarding the size and composition of the Board and the compensation payable to the Independent Trustees; and (iii) overseeing the annual self-evaluation of the performance of the Board and its Committees. During the fiscal year ended August 31, 2015, the Governance Committee held five meetings.

The Governance Committee will consider nominees recommended by a shareholder to serve as trustees, provided: (i) that such person is a shareholder of record at the time he or she submits such names and is entitled to vote at the meeting of shareholders at which trustees will be elected; and (ii) that the Governance Committee or the Board, as applicable, shall make the final determination of persons to be nominated. Notice procedures set forth in the Trust’s bylaws require that any shareholder of a Fund desiring to nominate a candidate for election at a shareholder meeting must provide certain information about itself and the candidate, and must submit to the Trust’s Secretary the nomination in writing not later than the close of business on the later of the 90th day, nor earlier than the close of business on the 120th day, prior to the first anniversary of the preceding year’s annual meeting; provided, however, that in the event that the date of the annual meeting is advanced by more than 30 days or delayed by more than 60 days from such anniversary date or if the Trust has not previously held an annual meeting, notice by the Shareholder to be timely must be so delivered not earlier than the close of business on the 120th day prior to such annual meeting and not later than the close of business on the later of the 90th day prior to such annual meeting or the tenth day following the day on which public announcement of the date of such meeting is first made by the Trust.

The members of the Investments Committee are Messrs. Arch, Bunch (Chair), Crockett, Dammeyer (Vice-Chair), Dowden, Fields (Vice-Chair), Flanagan, Sonnenschein (Vice-Chair), Stickel, Taylor, Ms. Woolsey, and Drs. Mathai-Davis and Soll. The Investments Committee’s primary purposes are to assist the Board in its oversight of the investment management services provided by Invesco and the Sub-Advisers and to periodically review Fund performance information. During the fiscal year ended August 31, 2015, the Investments Committee held six meetings.

The Investments Committee has established three Sub-Committees and delegated to the Sub-Committees responsibility for, among other matters: (i) reviewing the performance of the Funds that have been assigned to a particular Sub-Committee (for each Sub-Committee, the Designated Funds), unless the Investments Committee takes such action directly; and (ii) reviewing with the applicable portfolio managers from time to time the investment objective(s), policies, strategies, risks and limitations of the Designated Funds.

The members of the Valuation, Distribution and Proxy Oversight Committee are Messrs. Dowden, Fields, Dr. Mathai-Davis (Chair), and Sonnenschein (Vice-Chair). The Valuation, Distribution and Proxy Oversight Committee performs a number of functions with respect to valuation, distribution and proxy voting, including: (i) reviewing reports and making recommendations to the full Board regarding the Funds’ valuation and liquidity methods and determinations, and annually approving and making recommendations to the full Board regarding pricing procedures and procedures for determining the liquidity of securities; (ii) reviewing Invesco’s annual report evaluating the pricing vendors, and approving and recommending that the full Board approve changes to pricing vendors and pricing methodologies; (iii) reviewing reports and making recommendations to the full Board regarding mutual fund distribution and marketing channels and expenditures; and (iv) reviewing reports and making recommendations to the full Board regarding proxy voting guidelines, policies and procedures. During the fiscal year ended August 31, 2015, the Valuation, Distribution and Proxy Oversight Committee held six meetings.

Trustee Ownership of Fund Shares

The dollar range of equity securities beneficially owned by each trustee (i) in the Funds and (ii) on an aggregate basis, in all registered investment companies overseen by the trustee within the Invesco Funds complex, is set forth in Appendix C.

Compensation

Each Trustee who is not affiliated with Invesco is compensated for his or her services according to a fee schedule that recognizes the fact that such Trustee also serves as a Trustee of other Invesco Funds. Each such Trustee receives a fee, allocated among the Invesco Funds for which he or she serves as a Trustee, that consists of an annual retainer component and a meeting fee component. The Chair of the Board and of each Committee and Sub-Committee receive additional compensation for their services.

Information regarding compensation paid or accrued for each Trustee of the Trust who was not affiliated with Invesco during the year ended December 31, 2014 is found in Appendix D. Appendix D also provides information regarding compensation paid to Russell Burk, the Funds’ Senior Vice President and Senior Officer, during the year ended December 31, 2014.

Retirement Policy

The Trustees have adopted a retirement policy that permits each Trustee to serve until December 31 of the year in which the Trustee turns 75.

Pre-Amendment Retirement Plan For Trustees

The Trustees have adopted a Retirement Plan for the Trustees who are not affiliated with the Adviser. A description of the pre-amendment Retirement Plan follows. Annual retirement benefits are available from the Funds and/or the other Invesco Funds for which a Trustee serves (each, a Covered Fund), for each Trustee who is not an employee or officer of the Adviser, who either (a) became a Trustee prior to December 1, 2008, and who has at least five years of credited service as a Trustee (including service to a predecessor fund) of a Covered Fund, or (b) was a member of the Board of Trustees of a Van Kampen Fund immediately prior to June 1, 2010 (Former Van Kampen Trustee), and has at least one year of credited service as a Trustee of a Covered Fund after June 1, 2010.

For Trustees other than Former Van Kampen Trustees, effective January 1, 2006, for retirements after December 31, 2005, the retirement benefits will equal 75% of the Trustee’s annual retainer paid to or accrued by any Covered Fund with respect to such Trustee during the twelve-month period prior to retirement, including the amount of any retainer deferred under a separate deferred compensation agreement between the Covered Fund and the Trustee. The amount of the annual retirement benefit does not include additional compensation paid for Board meeting fees or compensation paid to the Chair of the Board and the Chairs and Vice Chairs of certain Board committees, whether such amounts are paid directly to the Trustee or deferred. The annual retirement benefit is payable in quarterly installments for a number of years equal to the lesser of (i) sixteen years or (ii) the number of such Trustee’s credited years of service. If a Trustee dies prior to receiving the full amount of retirement benefits, the remaining payments will be made to the deceased Trustee’s designated beneficiary for the same length of time that the Trustee would have received the payments based on his or her service or, if the Trustee has elected, in a discounted lump sum payment. A Trustee must have attained the age of 65 (60 in the event of disability) to receive any retirement benefit. A Trustee may make an irrevocable election to commence payment of retirement benefits upon retirement from the Board before age 72; in such a case, the annual retirement benefit is subject to a reduction for early payment.

If the Former Van Kampen Trustee completes at least 10 years of credited service after June 1, 2010, the retirement benefit will equal 75% of the Former Van Kampen Trustee’s annual retainer paid to or accrued by any Covered Fund with respect to such Trustee during the twelve-month period prior to retirement, including the amount of any retainer deferred under a separate deferred compensation agreement between the Covered Fund and such Trustee. The amount of the annual retirement benefit does not include additional compensation paid for Board meeting fees or compensation paid to the Chair of the Board and the Chairs and Vice Chairs of certain Board committees, whether such amounts are paid directly to the Trustee or deferred. The annual retirement benefit is payable in quarterly installments for 10 years beginning after the later of the Former Van Kampen Trustee’s termination of service or attainment of age 72 (or age 60 in the event of disability or immediately in the event of death). If a Former Van Kampen Trustee dies prior to receiving the full amount of retirement benefits, the remaining payments will be made to the deceased Trustee’s designated beneficiary or, if the Trustee has elected, in a discounted lump sum payment.

If the Former Van Kampen Trustee completes less than 10 years of credited service after June 1, 2010, the retirement benefit will be payable at the applicable time described in the preceding paragraph, but will be paid in two components successively. For the period of time equal to the Former Van Kampen Trustee’s years of credited service after June 1, 2010, the first component of the annual retirement benefit will equal 75% of the compensation amount described in the preceding paragraph. Thereafter, for the period of time equal to the Former Van Kampen Trustee’s years of credited service after June 1, 2010, the second component of the annual retirement benefit will equal the excess of (x) 75% of the compensation amount described in the preceding paragraph, over (y) $68,041 plus an interest factor of 4% per year compounded annually measured from June 1, 2010 through the first day of each year for which payments under this second component are to be made. In no event, however, will the retirement benefits under the two components be made for a period of time greater than 10 years. For example, if the Former Van Kampen Trustee completes 7 years of credited service after June 1, 2010, he or she will receive 7 years of payments under the first component and thereafter 3 years of payments under the second component, and if the Former Van Kampen Trustee completes 4 years of credited service after June 1, 2010, he or she will receive 4 years of payments under the first component and thereafter 4 years of payments under the second component.

Amendment of Retirement Plan and Conversion to Defined Contribution Plan

The Trustees approved an amendment to the Retirement Plan to convert it to a defined contribution plan for active Trustees (the Amended Plan). Under the Amended Plan, the benefit amount was amended for each active Trustee to the present value of the Trustee’s existing retirement plan benefit as of December 31, 2013 (the Existing Plan Benefit) plus the present value of retirement benefits expected to be earned under the Retirement Plan through the end of the calendar year in which the Trustee attained age 75 (the Expected Future Benefit and, together with the Existing Plan Benefit, the Accrued Benefit). On the conversion date, the Covered Funds established bookkeeping accounts in the amount of their pro rata share of the Accrued Benefit, which is deemed to be invested in one or more Invesco Funds selected by the participating Trustees. Such accounts will be adjusted from time to time to reflect deemed investment earnings and losses. Each Trustee’s Accrued Benefit is not funded and, with respect to the payments of amounts held in the accounts, the participating Trustees have the status of unsecured creditors of the Covered Funds. Trustees will be paid the adjusted account balance under the Amended Plan in quarterly installments for the same period as described above.

Deferred Compensation Agreements

Two retired Trustees, as well as Messrs. Bunch, Crockett, Fields and Drs. Mathai-Davis and Sonnenschein (for purposes of this paragraph only, the Deferring Trustees) have each executed a Deferred Compensation Agreement (collectively, the Compensation Agreements). Pursuant to the Compensation Agreements, the Deferring Trustees have the option to elect to defer receipt of up to 100% of their compensation payable by the Funds, and such amounts are placed into a deferral account and deemed to be invested in one or more Invesco Funds selected by the Deferring Trustees.

Distributions from these deferral accounts will be paid in cash, generally in equal quarterly installments over a period of up to ten (10) years (depending on the Compensation Agreement) beginning on the date selected under the Compensation Agreement. If a Deferring Trustee dies prior to the distribution of amounts in his or her deferral account, the balance of the deferral account will be distributed to his or her designated beneficiary. The Compensation Agreements are not funded and, with respect to the payments of amounts held in the deferral accounts, the Deferring Trustees have the status of unsecured creditors of the Funds and of each other Invesco Fund from which they are deferring compensation.

Code of Ethics

Invesco, the Trust, Invesco Distributors and the Sub-Advisers each have adopted a Code of Ethics that applies to all Invesco Fund trustees and officers, and employees of Invesco, the Sub-Advisers and their affiliates, and governs, among other things, the personal trading activities of all such persons. Unless specifically noted, each Sub-Advisers’ Codes of Ethics do not materially differ from Invesco Code of Ethics discussed below. The Code of Ethics is intended to address conflicts of interest with the Trust that may arise from personal trading, including personal trading in most of the Invesco Funds. Personal trading, including personal trading involving securities that may be purchased or held by an Invesco Fund, is permitted under the Code of Ethics subject to certain restrictions; however, employees are required to pre-clear security transactions with the Compliance Officer or a designee and to report transactions on a regular basis.

Proxy Voting Policies

Invesco has adopted its own specific Proxy Voting Policies.

The Board has delegated responsibility for decisions regarding proxy voting for securities held by each Fund to the Adviser:

Fund	Adviser
Liquid Assets Portfolio	Invesco Advisers, Inc.
STIC Prime Portfolio	Invesco Advisers, Inc.
Treasury Portfolio	Invesco Advisers, Inc.
Government & Agency Portfolio	Invesco Advisers, Inc.
Government TaxAdvantage Portfolio	Invesco Advisers, Inc.
Tax-Free Cash Reserve Portfolio	Invesco Advisers, Inc.

Invesco (the Proxy Voting Entity) will vote such proxies in accordance with the proxy policies and procedures, as outlined above, which have been reviewed and approved by the Board, and which are found in Appendix E. Any material changes to the proxy policies and procedures will be submitted to the Board for approval. The Board will be supplied with a summary quarterly report of each Fund’s proxy voting record. Information regarding how the Funds voted proxies related to their portfolio securities during the 12 months ended June 30, 2015, is available without charge at our web site http://www.invesco.com/us. This information is also available at the SEC Web site, http://www.sec.gov.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

Information about the ownership of each class of the Funds’ shares by beneficial or record owners of such Fund and by trustees and officers as a group is found in Appendix F. A shareholder who owns beneficially 25% or more of the outstanding shares of a Fund is presumed to “control” that Fund.

INVESTMENT ADVISORY AND OTHER SERVICES

Investment Adviser

Invesco serves as the Funds’ investment adviser. The Adviser manages the investment operations of the Funds as well as other investment portfolios that encompass a broad range of investment objectives, and has agreed to perform or arrange for the performance of the Funds’ day-to-day management. The Adviser, as successor in interest to multiple investment advisers, has been an investment adviser since 1976. Invesco is an indirect, wholly owned subsidiary of Invesco Ltd. Invesco Ltd. and its subsidiaries are an independent global investment management group. Certain of the directors and officers of Invesco are also executive officers of the Trust and their affiliations are shown under “Management Information” herein.

As investment adviser, Invesco supervises all aspects of the Funds’ operations and provides investment advisory services to the Funds. Invesco obtains and evaluates economic, statistical and financial information to formulate and implement investment programs for the Funds. The Master Investment Advisory Agreement (Advisory Agreement) provides that, in fulfilling its responsibilities, Invesco may engage the services of other investment managers with respect to one or more of the Funds. The investment advisory services of Invesco are not exclusive and Invesco is free to render investment advisory services to others, including other investment companies.

Pursuant to an administrative services agreement with the Funds, Invesco is also responsible for furnishing to the Funds, at Invesco’s expense, the services of persons believed to be competent to perform all supervisory and administrative services required by the Funds, which in the judgment of the trustees, are necessary to conduct the respective businesses of the Funds effectively, as well as the offices, equipment and other facilities necessary for their operations. Such functions include the maintenance of each Fund’s accounts and records, and the preparation of all requisite corporate documents such as tax returns and reports to the SEC and shareholders.

The Advisory Agreement provides that each Fund will pay or cause to be paid all expenses of such Fund not assumed by Invesco, including, without limitation: brokerage commissions, taxes, legal, auditing or governmental fees, custodian, transfer and shareholder service agent costs, expenses of issue, sale, redemption, and repurchase of shares, expenses of registering and qualifying shares for sale, expenses relating to trustee and shareholder meetings, the cost of preparing and distributing reports and notices to shareholders, the fees and other expenses incurred by the Trust on behalf of each Fund in connection with membership in investment company organizations, and the cost of printing copies of prospectuses and statements of additional information distributed to the Funds’ shareholders.

Invesco, at its own expense, furnishes to the Trust office space and facilities. Invesco furnishes to the Trust all personnel for managing the affairs of the Trust and each of its series of shares.

Pursuant to the Master Investment Advisory Agreement with the Trust, Invesco receives a monthly fee from the Funds calculated at the following annual rates, based on the average daily net assets of the Funds during the year. Each Fund allocates advisory fees to a class based on the relative net assets of each class.

Fund Name	Net Assets	Annual Rate
Liquid Assets Portfolio	All Assets	0.15%

Fund Name	Net Assets	Annual Rate
STIC Prime Portfolio	All Assets	0.15%
Treasury Portfolio	All Assets	0.15%
Government & Agency Portfolio	All Assets	0.10%
Government TaxAdvantage Portfolio	First $250 million	0.20%
	Over $250 million to $500 million	0.15%
	Amount over $500 million	0.10%
Tax-Free Cash Reserve Portfolio	First $500 million	0.25%
	Amount over $500 million	0.20%

Invesco may from time to time waive or reduce its fee. Voluntary fee waivers or reductions may be rescinded at any time without further notice to investors. During periods of voluntary fee waivers or reductions, Invesco will retain its ability to be reimbursed for such fee prior to the end of the respective fiscal year in which the voluntary fee waiver or reduction was made. Contractual fee waivers or reductions set forth in the Fee Table in a Prospectus may not be terminated or amended to the Funds’ detriment during the period stated in the agreement between Invesco and the Fund.

Invesco also has contractually agreed through at least December 31, 2016, to waive advisory fees or reimburse expenses to the extent necessary to limit total annual fund operating expense (excluding (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary or non-routine items; and (v) expenses that each Fund has incurred but did not actually pay because of an expense offset arrangement) for the following Funds’ shares:

Fund	Expense Limitation
Government & Agency Portfolio
Cash Management Class	0.22%[1]
Corporate Class	0.17%
Institutional Class	0.14%
Personal Investment Class	0.69%[1]
Private Investment Class	0.44%[1]
Reserve Class	1.01%[1]
Resource Class	0.30%[1]
Government TaxAdvantage Portfolio
Cash Management Class	0.22%[1]
Corporate Class	0.17%
Institutional Class	0.14%
Personal Investment Class	0.69%[1]
Private Investment Class	0.39%[1]
Reserve Class	1.01%[1]
Resource Class	0.30%[1]
Liquid Assets Portfolio
Cash Management Class	0.22%[1]
Corporate Class	0.17%
Institutional Class	0.14%
Personal Investment Class	0.69%[1]
Private Investment Class	0.44%[1]
Reserve Class	1.01%[1]
Resource Class	0.34%
STIC Prime Portfolio
Cash Management Class	0.22%[1]
Corporate Class	0.17%
Institutional Class	0.14%

Fund	Expense Limitation
Personal Investment Class	0.69%[1]
Private Investment Class	0.44%[1]
Reserve Class	1.01%[1]
Resource Class	0.30%[1]
Tax-Free Cash Reserve Portfolio[2]
Cash Management Class	0.33%[1]
Corporate Class	0.28%
Institutional Class	0.25%
Personal Investment Class	0.80%[1]
Private Investment Class	0.50%[1]
Reserve Class	1.12%[1]
Resource Class	0.41%[1]
Treasury Portfolio
Cash Management Class	0.22%[1]
Corporate Class	0.17%
Institutional Class	0.14%
Personal Investment Class	0.69%[1]
Private Investment Class	0.44%[1]
Reserve Class	1.01%[1]
Resource Class	0.30%[1]

[1]	The expense limit shown is the expense limit after 12b-1 fee waivers.
[2]	The expense limitation also excludes trustees’ fees and federal registration expenses.

Acquired Fund Fees and Expenses are not operating expenses of the Fund directly, but are fees and expenses, including management fees of the investment companies in which the Fund invest. As a result, the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement may exceed a Fund’s expense limit.

If applicable, such contractual fee waivers or reductions are set forth in the fee table to each Fund’s Prospectus. Unless Invesco continues the fee waiver agreement, it will terminate on December 31, 2016. The fee waiver agreement cannot be terminated during its term.

The management fees payable by each Fund, the amounts waived by Invesco and the net fees paid by each Fund for the last three fiscal years ended August 31 are found in Appendix G.

Investment Sub-Advisers

Invesco has entered into a Sub-Advisory Agreement with certain affiliates to serve as sub-advisers to each Fund, pursuant to which these affiliated sub-advisers may be appointed by Invesco from time to time to provide discretionary investment management services, investment advice, and/or order execution services to the Funds. These affiliated sub-advisers, each of which is a registered investment adviser under the Investment Advisers Act of 1940 are:

Invesco Asset Management Deutschland Gmbh (Invesco Deutschland)

Invesco Asset Management Limited (Invesco Asset Management)

Invesco Asset Management (Japan) Limited (Invesco Japan)

Invesco Hong Kong (Invesco Hong Kong)

Invesco Senior Secured Management, Inc. (Invesco Senior Secured)

Invesco Canada Ltd. (Invesco Canada); (each a Sub-Adviser and collectively, the Sub-Advisers).

Invesco and each Sub-Adviser are indirect wholly owned subsidiaries of Invesco Ltd.

The only fees payable to the Sub-Advisers under the Sub-Advisory Agreement are for providing discretionary investment management services. For such services, Invesco will pay each Sub-Adviser a fee, computed daily and paid monthly, equal to (i) 40% of the monthly compensation that Invesco receives from the Trust, multiplied by (ii) the fraction equal to the net assets of such Fund as to which such Sub-Adviser shall have provided discretionary investment management services for that month divided by the net assets of such Fund for that month. Pursuant to the Sub-Advisory Agreement, this fee is reduced to reflect contractual or voluntary fee waivers or expense limitations by Invesco, if any, in effect from time to time. In no event shall the aggregate monthly fees paid to the Sub-Advisers under the Sub-Advisory Agreement exceed 40% of the monthly compensation that Invesco receives from the Trust pursuant to its advisory agreement with the Trust, as reduced to reflect contractual or voluntary fees waivers or expense limitations by Invesco, if any.

Marketing Support and Administrative Support Payments

Invesco, Invesco Distributors, or one of their affiliates (Invesco Affiliates) may, from time to time, at their expense out of their own financial resources make cash payments to financial intermediaries that sell shares of the Invesco Funds or provide promotional and/or sales support on behalf of Invesco and Invesco Distributors with respect to the Invesco Funds. Financial intermediaries receiving marketing support payments may agree to provide a variety of services and activities that benefit Invesco and its affiliates, such as including the Invesco Funds on a preferred or select sales list or in other sales programs, providing access to the financial intermediaries’ registered representatives, providing assistance in training and education of personnel, providing marketing support, and other services. In addition, Invesco Affiliates may, from time to time, at their expense out of their own financial resources make cash payments to financial intermediaries that provide administrative services to their customers. These administrative support payments may be made for recordkeeping, sub-accounting, sub-transfer agency, shareholder processing and similar services.

Marketing and administrative support payments are in addition to any fees paid by an Invesco Fund, including Rule 12b-1 fees. Marketing and administrative support payments, whether a fixed payment or calculated as a percentage of assets attributable to a financial intermediary in a given Invesco Fund, may be different for different financial intermediaries, and shall not exceed 0.25% of the average daily net assets of all shares attributable to the financial intermediary in any Invesco Fund during a particular period. Moreover, where financial intermediaries provide services to the Invesco Funds or an Invesco Affiliate, the costs of providing the services and the package of services provided may differ. The Invesco Affiliates do not make an independent assessment of the cost of such services. A list of financial intermediaries to whom Invesco Affiliates paid marketing and/or administrative support payments during the prior calendar year is attached hereto as Appendix H. This list may not be current and changes over time.

These payments could be significant to the financial intermediaries and may create an incentive for a financial intermediary to recommend or sell shares of the Invesco Funds to its customers, thereby increasing the assets in the Invesco Funds. Please contact your financial intermediary for details about any payments they or their firm may receive in connection with the sale of Fund shares or the provision of services to the Funds.

Service Agreements

Administrative Services Agreement. Invesco and the Trust have entered into a Master Administrative Services Agreement (Administrative Services Agreement) pursuant to which Invesco may perform or arrange for the provision of certain accounting and other administrative services to each Fund which are not required to be performed by Invesco under the Advisory Agreement. The Administrative Services Agreement provides that it will remain in effect and continue from year to year only if such continuance is specifically approved at least annually by the Board, including the independent trustees, by votes cast in person at a meeting called for such purpose. Under the Administrative Services Agreement, Invesco is entitled to receive from the Funds reimbursement of its costs or such reasonable compensation as may be approved by the Board. Currently, Invesco is reimbursed for the services of the Trust’s principal financial officer and her staff and any expenses related to fund accounting services.

Administrative services frees paid to Invesco by each Fund for the last three fiscal years ended August 31 are found in Appendix I.

Other Service Providers

Transfer Agent. Invesco Investment Services, Inc., (Invesco Investment Services), 11 Greenway Plaza, Suite 1000, Houston, Texas 77046, a wholly owned subsidiary of Invesco Ltd., is the Trust’s transfer agent.

The Transfer Agency and Service Agreement (the TA Agreement) between the Trust and Invesco Investment Services provides that Invesco Investment Services will perform certain services related to the servicing of shareholders of the Funds. Other such services may be delegated or sub-contracted to third party intermediaries. For servicing accounts holding shares of the Funds, the TA Agreement provides that the Trust, on behalf of the Funds, will pay Invesco Investment Services an asset-based fee. Invesco Investment Services may impose certain copying charges for request for copies of shareholder account statements and other historical account information older than the current year and the immediately preceding year.

Sub-Transfer Agent. Invesco Canada, 5140 Yonge Street, Suite 800, Toronto, Ontario M2N6X7, a wholly owned, indirect subsidiary of Invesco Ltd., provides services to the Trust as a sub-transfer agent, pursuant to an agreement between Invesco Canada and Invesco Investment Services. The Trust does not pay a fee to Invesco Canada for these services. Rather, Invesco Canada is compensated by Invesco Investment Services as a sub-contractor.

Custodian. The Bank of New York Mellon (the Custodian), 2 Hanson Place, Brooklyn, New York 11217-1431, is custodian of all securities and cash of the Funds. The Bank of New York Mellon, 2 Hanson Place, Brooklyn, New York 11217-1431, also serves as sub-custodian to facilitate cash management.

Under its contract with the Trust, the Custodian maintains the portfolio securities of the Funds, administers the purchases and sales of portfolio securities, collects interest and dividends and other distributions made on the securities held in the portfolios of the Funds and performs other ministerial duties. These services do not include any supervisory function over management or provide any protection against any possible depreciation of assets.

Independent Registered Public Accounting Firm. The Funds’ Independent registered public accounting firm is responsible for auditing the financial statements of the Funds. The Audit Committee of the Board has appointed PricewaterhouseCoopers LLP, 1000 Louisiana Street, Suite 5800, Houston, Texas 77002, as the independent registered public accounting firm to audit the financial statements of the Funds. Such appointment was ratified and approved by the Board.

Counsel to the Trust. Legal matters for the Trust have been passed upon by Stradley Ronon Stevens & Young, LLP, 2005 Market Street, Suite 2600, Philadelphia, Pennsylvania 19103-7018.

BROKERAGE ALLOCATION AND OTHER PRACTICES

The Sub-Advisers have adopted compliance procedures that cover, among other items, brokerage allocation and other trading practices. If all or a portion of a Fund’s assets are managed by one or more Sub-Advisers, the decision to buy and sell securities and broker selection will be made by the Sub-Adviser for the assets it manages. Unless specifically noted, the Sub-Advisers brokerage allocation procedures do not materially differ from Invesco Advisers, Inc’s procedures.

Brokerage Transactions

Placing trades generally involves acting on portfolio manager instructions to buy or sell a specified amount of portfolio securities, including selecting one or more broker-dealers, including affiliated and third-

party broker-dealers, to execute the trades, and negotiating commissions and spreads. Various Invesco Ltd. subsidiaries have created a global equity trading desk. The global equity trading desk has assigned local traders in six primary trading centers to place equity securities trades in their regions. Invesco Advisers’ Americas desk, located in Atlanta, Houston and Toronto, generally places trades of equity securities in North America, Canada and Latin America; the Hong Kong desk of Invesco Hong Kong (the Hong Kong Desk) generally places trades of equity securities in the Asia-Pacific markets, except Japan and Australia; the Japan trading desk of Invesco Japan generally places trades of equity securities in the Japanese markets; the London trading desk of Invesco Asset Management Limited (the London Desk) generally places trades of equity securities in European, Middle Eastern and African countries; the Australia desk, located in Sydney and Melbourne, for the execution of orders of equity securities trading in the Australian and New Zealand markets and the Taipei desk, located in Taipei, for the execution of orders of securities trading in the Chinese market. Invesco, Invesco Canada, Invesco Australia, Invesco Japan, Invesco Deutschland, Invesco Hong Kong and Invesco Asset Management use the global equity trading desk to place equity trades. Other Sub-Advisers may use the global equity trading desk in the future. The trading procedures for the global trading desks are similar in all material respects.

References in the language below to actions by Invesco or a Sub-Adviser (other than Invesco Canada or Invesco Japan) making determinations or taking actions related to equity trading include these entities’ delegation of these determinations/actions to the Americas Desk, the Hong Kong Desk, and the London Desk. Even when trading is delegated by Invesco or the Sub-Advisers to the various arms of the global equity trading desk, Invesco or the Sub-Advisers that delegate trading is responsible for oversight of this trading activity.

Invesco or the Sub-Advisers make decisions to buy and sell securities for each Fund, selects broker-dealers (each, a Broker), effects the Funds’ investment portfolio transactions, allocates brokerage fees in such transactions and, where applicable, negotiates commissions and spreads on transactions. Invesco’s and the Sub-Advisers’ primary consideration in effecting a security transaction is to obtain best execution, which is defined as prompt and efficient execution of the transaction at the best obtainable price with payment of commissions, mark-ups or mark-downs which are reasonable in relation to the value of the brokerage services provided by the Broker. While Invesco or the Sub-Advisers seek reasonably competitive commission rates, the Funds may not pay the lowest commission or spread available. See “Broker Selection” below.

Some of the securities in which the Funds invest are traded in over-the-counter markets. Portfolio transactions in such markets may be affected on a principal basis at net prices without commissions, but which include compensation to the Broker in the form of a mark-up or mark-down, or on an agency basis, which involves the payment of negotiated brokerage commissions to the Broker, including electronic communication networks. Purchases of underwritten issues, which include initial public offerings and secondary offerings, include a commission or concession paid by the issuer (not the Funds) to the underwriter. Purchases of money market instruments may be made directly from issuers without the payment of commissions.

Historically, Invesco and the Sub-Advisers did not negotiate commission rates on stock markets outside the United States. In recent years many overseas stock markets have adopted a system of negotiated rates; however, a number of markets maintain an established schedule of minimum commission rates.

In some cases, Invesco may decide to place trades on a “blind principal bid” basis, which involves combining all trades for one or more portfolios into a single basket, and generating a description of the characteristics of the basket for provision to potential executing brokers. Based on the trade characteristics information provided by Invesco, these brokers submit bids for executing all of the required trades at the market close price for a specific commission. Invesco generally selects the broker with the lowest bid to execute these trades.

Commissions

There were no brokerage commissions paid by the Funds for the last three fiscal years ended August 31.

The Funds may engage in certain principal and agency transactions with banks and their affiliates that own 5% or more of the outstanding voting securities of an Invesco Fund, provided the conditions of an exemptive order received by the Invesco Funds from the SEC are met. In addition, a Fund may purchase or sell a security from or to certain other Invesco Funds or other accounts (and may invest in the Affiliated Money Market Funds) provided the Funds follow procedures adopted by the Boards of the various Invesco Funds, including the Trust. These inter-fund transactions do not generate brokerage commissions but may result in custodial fees or taxes or other related expenses.

Broker Selection

Invesco’s or the Sub-Advisers’ primary consideration in selecting Brokers to execute portfolio transactions for a Fund is to obtain best execution. In selecting a Broker to execute a portfolio transaction in equity securities for a Fund, Invesco or the Sub-Advisers consider the full range and quality of a Broker’s services, including the value of research and/or brokerage services provided, execution capability, commission rate, and willingness to commit capital, anonymity and responsiveness. Invesco’s and the Sub-Advisers’ primary consideration when selecting a Broker to execute a portfolio transaction in fixed income securities for a Fund is the Broker’s ability to deliver or sell the relevant fixed income securities; however, Invesco and the Sub-Advisers will also consider the various factors listed above. In each case, the determinative factor is not the lowest commission or spread available but whether the transaction represents the best qualitative execution for the Fund. Invesco and the Sub-Advisers will not select Brokers based upon their promotion or sale of Fund shares.

In choosing Brokers to execute portfolio transactions for the Funds, Invesco or the Sub-Advisers may select Brokers that are not affiliated with Invesco that provide brokerage and/or research services (Soft Dollar Products) to the Funds and/or the other accounts over which Invesco and its affiliates have investment discretion. Section 28(e) of the Securities Exchange Act of 1934, as amended, provides that Invesco or the Sub-Adviser, under certain circumstances, lawfully may cause an account to pay a higher commission than the lowest available. Under Section 28(e)(1), Invesco or the Sub-Advisers must make a good faith determination that the commissions paid are “reasonable in relation to the value of the brokerage and research services provided ... viewed in terms of either that particular transaction or [Invesco’s or the Sub-Advisers’] overall responsibilities with respect to the accounts as to which [it] exercises investment discretion.” The services provided by the Broker also must lawfully and appropriately assist Invesco or the Sub-Advisers in the performance of its investment decision-making responsibilities. Accordingly, a Fund may pay a Broker commissions higher than those available from another Broker in recognition of the Broker’s provision of Soft Dollar Products to Invesco or the Sub-Advisers.

Invesco and the Sub-Advisers face a potential conflict of interest when they use client trades to obtain Soft Dollar Products. This conflict exists because Invesco and the Sub-Advisers are able to use the Soft Dollar Products to manage client accounts without paying cash for the Soft Dollar Products, which reduces Invesco’s or the Sub-Advisers’ expenses to the extent that Invesco or the Sub-Advisers would have purchased such products had they not been provided by Brokers. Section 28(e) permits Invesco or the Sub-Advisers to use Soft Dollar Products for the benefit of any account it manages. Certain Invesco-managed accounts (or accounts managed by the Sub-Advisers) may generate soft dollars used to purchase Soft Dollar Products that ultimately benefit other Invesco Advisers, Inc.-managed accounts (or Sub-Adviser-managed accounts), effectively cross subsidizing the other Invesco-managed accounts (or the other Sub-Adviser-managed accounts) that benefit directly from the product. Invesco or the Sub-Advisers may not use all of the Soft Dollar Products provided by Brokers through which a Fund effects securities transactions in connection with managing the Fund whose trades generated the soft dollars used to purchase such products.

Invesco presently engages in the following instances of cross-subsidization.

Fixed income funds normally do not generate soft dollar commissions to pay for Soft Dollar Products. Therefore, soft dollar commissions used to pay for Soft Dollar Products which are used to manage certain fixed income Invesco Funds are generated entirely by equity Invesco Funds and other equity client accounts managed by Invesco. In other words, certain fixed income Invesco Funds are cross subsidized by the equity Invesco Funds in that the fixed income Invesco Funds receive the benefit of Soft Dollar Products services for which they do not pay. Similarly, other accounts managed by Invesco or certain of its affiliates may benefit from Soft Dollar Products services for which they do not pay.

Certain Soft Dollar Products may be available directly from a vendor on a hard dollar basis; other Soft Dollar Products are available only through Brokers in exchange for soft dollars. Invesco and the Sub-Advisers use soft dollars to purchase two types of Soft Dollar Products:

•	proprietary research created by the Broker executing the trade, and

•	other products created by third parties that are supplied to Invesco or the Sub-Advisers through the Broker executing the trade.

Proprietary research consists primarily of traditional research reports, recommendations and similar materials produced by the in-house research staffs of broker-dealer firms. This research includes evaluations and recommendations of specific companies or industry groups, as well as analyses of general economic and market conditions and trends, market data, contacts and other related information and assistance. Invesco periodically rates the quality of proprietary research produced by various Brokers. Based on the evaluation of the quality of information that Invesco receives from each Broker, Invesco develops an estimate of each Broker’s share of Invesco clients’ commission dollars and attempts to direct trades to these firms to meet these estimates.

Invesco and the Sub-Advisers also use soft dollars to acquire products from third parties that are supplied to Invesco or the Sub-Advisers through Brokers executing the trades or other Brokers who “step in” to a transaction and receive a portion of the brokerage commission for the trade. Invesco or the Sub-Advisers may from time to time instruct the executing Broker to allocate or “step out” a portion of a transaction to another Broker. The Broker to which Invesco or the Sub-Advisers have “stepped out” would then settle and complete the designated portion of the transaction, and the executing Broker would settle and complete the remaining portion of the transaction that has not been “stepped out.” Each Broker may receive a commission or brokerage fee with respect to that portion of the transaction that it settles and completes.

Soft Dollar Products received from Brokers supplement Invesco’s and or the Sub-Advisers’ own research (and the research of certain of its affiliates), and may include the following types of products and services:

•	Database Services – comprehensive databases containing current and/or historical information on companies and industries and indices. Examples include historical securities prices, earnings estimates and financial data. These services may include software tools that allow the user to search the database or to prepare value-added analyses related to the investment process (such as forecasts and models used in the portfolio management process).

•	Quotation/Trading/News Systems – products that provide real time market data information, such as pricing of individual securities and information on current trading, as well as a variety of news services.

•	Economic Data/Forecasting Tools – various macro-economic forecasting tools, such as economic data or currency and political forecasts for various countries or regions.

•	Quantitative/Technical Analysis – software tools that assist in quantitative and technical analysis of investment data.

•	Fundamental/Industry Analysis – industry specific fundamental investment research,

•	Fixed Income Security Analysis – data and analytical tools that pertain specifically to fixed income securities. These tools assist in creating financial models, such as cash flow projections and interest rate sensitivity analyses, which are relevant to fixed income securities.

•	Other Specialized Tools – other specialized products, such as consulting analyses, access to industry experts, and distinct investment expertise such as forensic accounting or custom built investment-analysis software.

If Invesco or the Sub-Advisers determine that any service or product has a mixed use (i.e., it also serves functions that do not assist the investment decision-making or trading process), Invesco or the Sub-Advisers will allocate the costs of such service or product accordingly in its reasonable discretion. Invesco or the Sub-Advisers will allocate brokerage commissions to Brokers only for the portion of the service or product that Invesco or the Sub-Advisers determine assists it in the investment decision-making or trading process and will pay for the remaining value of the product or service in cash.

Outside research assistance is useful to Invesco or the Sub-Advisers because the Brokers used by Invesco or the Sub-Advisers tend to provide more in-depth analysis of a broader universe of securities and other matters than Invesco’s or the Sub-Advisers’ staff follow. In addition, such services provide Invesco or the Sub-Advisers with a diverse perspective on financial markets. Some Brokers may indicate that the provision of research services is dependent upon the generation of certain specified levels of commissions and underwriting concessions by Invesco’s or the Sub-Advisers’ clients, including the Funds. However, the Funds are not under any obligation to deal with any Broker in the execution of transactions in portfolio securities. In some cases, Soft Dollar Products are available only from the Broker providing them. In other cases, Soft Dollar Products may be obtainable from alternative sources in return for cash payments. Invesco and the Sub-Advisers believe that because Broker research supplements rather than replaces Invesco’s or the Sub-Advisers’ research, the receipt of such research tends to improve the quality of Invesco’s or the Sub-Advisers’ investment advice. The advisory fee paid by the Funds is not reduced because Invesco or the Sub-Advisers receive such services. To the extent the Funds’ portfolio transactions are used to obtain Soft Dollar Products, the brokerage commissions obtained by the Funds might exceed those that might otherwise have been paid.

Invesco or the Sub-Advisers may determine target levels of brokerage business with various Brokers on behalf of its clients (including the Funds) over a certain time period. Invesco determines target levels based upon the following factors, among others: (1) the execution services provided by the Broker; and (2) the research services provided by the Broker. Portfolio transactions may be affected through Brokers that recommend the Funds to their clients, or that act as agent in the purchase of a Fund’s shares for their clients, provided that Invesco or the Sub-Advisers believe such Brokers provide best execution and such transactions are executed in compliance with Invesco’s policy against using directed brokerage to compensate Brokers for promoting or selling Invesco Fund shares. Invesco and the Sub-Advisers will not enter into a binding commitment with Brokers to place trades with such Brokers involving brokerage commissions in precise amounts.

Affiliated Transactions

Invesco may place trades with Invesco Capital Markets, Inc. (ICMI), a broker-dealer with whom it is under common control, provided Invesco determines that the affiliate’s trade execution abilities and costs are at least comparable to those of non-affiliated brokerage firms with which Invesco could otherwise place similar trades. ICMI receives brokerage commissions in connection with effecting trades for the Funds and, therefore, use of ICMI presents a conflict of interest for Invesco. Trades placed through ICMI, including the brokerage commissions paid to ICMI, are subject to procedures adopted by the Boards of the various Invesco Funds, including the Trust.

Regular Brokers

Information concerning the Funds’ acquisition of securities of their Brokers during the last fiscal year ended August 31, 2015 is found in Appendix J.

Allocation of Portfolio Transactions

Invesco and the Sub-Advisers manage numerous Invesco Funds and other accounts. Some of these accounts may have investment objectives similar to the Funds. Occasionally, identical securities will be appropriate for investment by one of the Funds and by another Fund or one or more other accounts. However, the position of each account in the same security and the length of time that each account may hold its investment in the same security may vary. Invesco and the Sub-Adviser will also determine the timing and amount of purchases for an account based on its cash position. If the purchase or sale of securities is consistent with the investment policies of the Fund(s) and one or more other accounts, and is considered at or about the same time, Invesco or the Sub-Adviser will allocate transactions in such securities among the Fund(s) and these accounts on a pro rata basis based on order size or in such other manner believed by Invesco to be fair and equitable. Invesco or the Sub-Adviser may combine transactions in accordance with applicable laws and regulations to obtain the most favorable execution. Simultaneous transactions could, however, adversely affect a Fund’s ability to obtain or dispose of the full amount of a security which it seeks to purchase or sell.

PURCHASE, REDEMPTION AND PRICING OF SHARES

Purchase and Redemption of Shares

Before the initial purchase of shares, an investor must submit a completed account application either directly or through its financial intermediary, to the Funds’ transfer agent at P.O. Box 219286, Kansas City, Missouri 64121-9286. An investor may change information in his account application by submitting written changes or a new account application to his intermediary or to the Funds’ transfer agent.

Purchase and redemption orders must be received in good order. To be in good order, the investor, either directly or through his financial intermediary must give the Funds’ transfer agent all required information and documentation. Additionally, purchase payment must be made in federal funds. If the intermediary fails to deliver the investor’s payment on the required settlement date, the intermediary must reimburse the Funds for any overdraft charges incurred.

The Funds’ transfer agent and Invesco Distributors may authorize agents to accept purchase and redemption orders that are in good order on behalf of the Funds. In certain cases, these authorized agents are authorized to designate other intermediaries to accept purchase and redemption orders on a Fund’s behalf. A Fund will be deemed to have received the purchase or redemption order when the Fund’s authorized agent or its designee accepts the order. The order will be priced at the net asset value next determined after the order is accepted by the Fund’s authorized agent or its designee.

An investor or a financial intermediary may submit a written request to the Funds’ transfer agent for correction of transactions involving Fund shares. If the Funds’ transfer agent agrees to correct a transaction, and the correction requires a dividend adjustment, the investor or the intermediary must agree in writing to reimburse the Funds for any resulting loss.

Payment for redeemed shares is normally made by Federal Reserve wire to the bank account designated in the investor’s account application, but may be sent by check at the investor’s request. Any changes to wire instructions must be submitted to the Funds’ transfer agent in writing. The Funds’ transfer agent may request additional documentation.

The Funds’ transfer agent may request that an intermediary maintain separate master accounts in the Funds for shares held by the intermediary (a) for its own account, for the account of other institutions and for accounts for which the intermediary acts as a fiduciary; and (b) for accounts for which the intermediary acts in some other capacity. An intermediary may aggregate its master accounts and sub-accounts to satisfy the minimum investment requirement.

Additional information regarding purchases and redemptions is located in each class’ prospectus, under the headings “Purchasing Shares” and “Redeeming Shares.”

Offering Price

The offering price per share of each Fund is $1.00. There can be no assurance that the Funds will be able to maintain a stable net asset value of $1.00 per share.

Calculation of Net Asset Value

The Board has established procedures, in accordance with Rule 2a-7 under the 1940 Act, designed to stabilize each Fund’s net asset value per share at $1.00, to the extent reasonably possible. Such procedures include review of portfolio holdings by the Trustees at such interval as they may deem appropriate. The reviews are used to determine whether net asset value, calculated by using available market quotations, deviates from $1.00 per share and, if so, whether such deviation may result in material dilution or is otherwise unfair to investors or existing shareholders. In the event the trustees determine that a material deviation exists, they intend to take such corrective action as they deem necessary and appropriate. Such actions may include selling portfolio securities prior to maturity in order to realize capital gains or losses or to shorten average portfolio maturity, withholding dividends, redeeming shares in kind, or establishing a net asset value per share by using available market quotations. When available market quotations are used to establish the market-based net asset value, the net asset value could possibly be more or less than $1.00 per share. The Funds intend to comply with any amendments made to Rule 2a-7 promulgated under the 1940 Act which may require corresponding changes in the Funds’ procedures which are designed to stabilize each Fund’s price per share at $1.00.

Under the amortized cost method, each investment is valued at its cost and thereafter any discount or premium is amortized on a constant basis to maturity. Although this method provides certainty of valuation, it may result in periods in which the amortized cost value of the Funds’ investments is high or lower than the price that would be received if the investments were sold.

Redemptions in Kind

The Funds do not intend to redeem shares representing an interest in the Funds in kind (i.e., by distributing its portfolio securities).

Backup Withholding

Accounts submitted without a correct, certified taxpayer identification number (TIN) or, alternatively, a correctly completed and currently effective IRS Form W-8 (for non-resident aliens) or Form W-9 (for U.S. persons including resident aliens) accompanying the registration information generally will be subject to backup withholding.

Each Invesco Fund, and other payers, generally must withhold 28% of reportable dividends (whether paid in cash or reinvested in additional Invesco Fund shares), including exempt-interest dividends, in the case of any shareholder who fails to provide the Invesco Funds with a TIN and a certification that he is not subject to backup withholding.

An investor is subject to backup withholding if:

1.	the investor fails to furnish a correct TIN to the Invesco Fund;

2.	the IRS notifies the Invesco Fund that the investor furnished an incorrect TIN;

3.	the investor or the Invesco Fund is notified by the IRS that the investor is subject to backup withholding because the investor failed to report all of the interest and dividends on such investor’s tax return (for reportable interest and dividends only);

4.	the investor fails to certify to the Invesco Fund that the investor is not subject to backup withholding under (3) above (for reportable interest and dividend accounts opened after 1983 only); or

5.	the investor does not certify his TIN. This applies only to non-exempt mutual fund accounts opened after 1983.

Interest and dividend payments are subject to backup withholding in all five situations discussed above. Redemption proceeds are subject to backup withholding only if (1), (2) or (5) above applies.

Certain payees and payments are exempt from backup withholding and information reporting. Invesco or the Funds’ transfer agent will not provide Form 1099 to those payees.

Investors should contact the IRS if they have any questions concerning withholding.

IRS Penalties – Investors who do not supply the Invesco Funds with a correct TIN will be subject to a $50 penalty imposed by the IRS unless such failure is due to reasonable cause and not willful neglect. If an investor falsifies information on this form or makes any other false statement resulting in no backup withholding on an account which should be subject to backup withholding, such investor may be subject to a $500 penalty imposed by the IRS and to certain criminal penalties including fines and/or imprisonment.

Nonresident Aliens – Nonresident alien individuals and foreign entities with a valid Form W-8 are not subject to backup withholding previously discussed. The Form W-8 generally remains in effect for a period starting on the date the Form is signed and ending on the last day of the third succeeding calendar year. Such shareholders may, however, be subject to federal income tax withholding at a 30% rate on ordinary income dividends and other distributions. Under applicable treaty law, residents of treaty countries may qualify for a reduced rate of withholding or a withholding exemption. Nonresident alien individuals and some foreign entities failing to provide a valid Form W-8 may be subject to backup withholding and Form 1099 reporting.

DIVIDENDS, DISTRIBUTIONS AND TAX MATTERS

Dividends and Distributions

The following discussion of dividends and distributions should be read in connection with the applicable sections in the Prospectus.

All dividends and distributions will be automatically reinvested in additional shares of the same class of a Fund (hereinafter, the Fund) unless the shareholder has requested in writing to receive such dividends and distributions in cash or that they be invested in shares of another Invesco Fund, subject to the terms and conditions set forth in the Prospectus under the caption “Purchasing Shares - Automatic Dividend and Distribution Investment.” Such dividends and distributions will be reinvested at the net asset value per share determined on the ex-dividend date.

The Fund calculates income dividends and capital gain distributions the same way for each class. The amount of any income dividends per share will differ, however, generally due to any differences in the distribution and service (Rule 12b-1) fees applicable to the classes, as well as any other expenses attributable to a particular class (Class Expenses). Class Expenses, including distribution plan expenses, must be allocated to the class for which they are incurred consistent with applicable legal principles under the 1940 Act.

In the event the Fund incurs or anticipates any unusual expense, loss or depreciation in the value of a portfolio investment that would adversely affect the net asset value per share of the Fund or the net income per share of a class of the Fund for a particular period, the Board would at that time consider whether to adhere to the present dividend policy described above or to revise it in light of then prevailing circumstances. For example, if the net asset value per share of the Fund was reduced or was anticipated to be reduced below $1.00, the Board might suspend further dividend payments on shares of the Fund until the net asset value returns to $1.00. Thus, such expense, loss or depreciation might result in a shareholder receiving no dividends for the period during which it held shares of the Fund and/or it’s receiving upon redemption a price per share lower than that which it paid.

Tax Matters

The following is a summary of certain additional tax considerations generally affecting the Fund and its shareholders that are not described in the Prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Fund or its shareholders, and the discussion here and in the Prospectus is not intended as a substitute for careful tax planning.

This “Tax Matters” section is based on the Internal Revenue Code (Code) and applicable regulations in effect on the date of this SAI. Future legislative, regulatory or administrative changes, including provisions of current law that sunset and thereafter no longer apply, or court decisions may significantly change the tax rules applicable to the Fund and its shareholders. Any of these changes or court decisions may have a retroactive effect.

This is for general information only and not tax advice. All investors should consult their own tax advisors as to the federal, state, local and foreign tax provisions applicable to them.

Taxation of the Fund. The Fund has elected and intends to qualify (or, if newly organized, intends to elect and qualify) each year as a “regulated investment company” (sometimes referred to as a regulated investment company, RIC or fund) under Subchapter M of the Code. If the Fund qualifies, the Fund will not be subject to federal income tax on the portion of its investment company taxable income (i.e., generally, taxable interest, dividends, net short-term capital gains and other taxable ordinary income net of expenses without regard to the deduction for dividends paid) and net capital gain (i.e., the excess of net long-term capital gains over net short-term capital losses) that it distributes to shareholders.

Qualification as a regulated investment company. In order to qualify for treatment as a regulated investment company, the Fund must satisfy the following requirements:

•	Distribution Requirement – the Fund must distribute an amount equal to the sum of at least 90% of its investment company taxable income and 90% of its net tax-exempt income, if any, for the tax year (certain distributions made by the Fund after the close of its tax year are considered distributions attributable to the previous tax year for purposes of satisfying this requirement).

•	Income Requirement – the Fund must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived from its business of investing in such stock, securities or currencies and net income derived from qualified publicly traded partnerships (QPTPs).

•	Asset Diversification Test – the Fund must satisfy the following asset diversification test at the close of each quarter of the Fund’s tax year: (1) at least 50% of the value of the Fund’s assets must consist of cash and cash items, U.S. Government securities, securities of other regulated investment companies, and securities of other issuers (as to which the Fund has not invested more than 5% of the value of the Fund’s total assets in securities of an issuer and as to which the Fund does not hold more than 10% of the outstanding voting securities of the issuer); and (2) no more than 25% of the value of the Fund’s total assets may be invested in the securities of any one issuer (other than U.S. Government securities or securities of other regulated investment companies) or of two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses, or, collectively, in the securities of QPTPs.

In some circumstances, the character and timing of income realized by the Fund for purposes of the Income Requirement or the identification of the issuer for purposes of the Asset Diversification Test is uncertain under current law with respect to a particular investment, and an adverse determination or future guidance by the IRS with respect to such type of investment may adversely affect the Fund’s ability to satisfy these requirements. See “Tax Treatment of Portfolio Transactions” with respect to the application of these requirements to certain types of investments. In other circumstances, the Fund may be required to sell portfolio holdings in order to meet the Income Requirement, Distribution Requirement, or Asset Diversification Test, which may have a negative impact on the Fund’s income and performance. In lieu of potential disqualification, the Fund is permitted to pay a tax for certain failures to satisfy the Asset Diversification Test or Income Requirement, which, in general, are limited to those due to reasonable cause and not willful neglect.

The Fund may use “equalization accounting” (in lieu of making some cash distributions) in determining the portion of its income and gains that has been distributed. If the Fund uses equalization accounting, it will allocate a portion of its undistributed investment company taxable income and net capital gain to redemptions of Fund shares and will correspondingly reduce the amount of such income and gains that it distributes in cash. However, the Fund intends to make cash distributions for each taxable year in an aggregate amount that is sufficient to satisfy the Distribution Requirement without taking into account its use of equalization accounting. If the IRS determines that the Fund’s allocation is improper and that the Fund has under-distributed its income and gain for any taxable year, the Fund may be liable for federal income and/or excise tax.

If for any taxable year the Fund does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) would be subject to tax at regular corporate rates without any deduction for dividends paid to shareholders, and the dividends would be taxable to the shareholders as ordinary income (or possibly as qualified dividend income) to the extent of the Fund’s current and accumulated earnings and profits. Failure to qualify as a regulated investment company thus would have a negative impact on the Fund’s income and performance. Subject to savings provisions for certain inadvertent failures to satisfy the Income Requirement or Asset Diversification Test which, in general, are limited to those due to reasonable cause and not willful neglect, it is possible that the Fund will not qualify as a regulated investment company in any given tax year. Even if such savings provisions apply, the Fund may be subject to a monetary sanction of $50,000 or more. Moreover, the Board reserves the right not to maintain the qualification of the Fund as a regulated investment company if it determines such a course of action to be beneficial to shareholders.

Capital loss carryovers. The capital losses of the Fund, if any, do not flow through to shareholders. Rather, the Fund may use its capital losses, subject to applicable limitations, to offset its capital gains without being required to pay taxes on or distribute to shareholders such gains that are offset by the losses. If the Fund has a “net capital loss” (that is, capital losses in excess of capital gains), the excess (if any) of the Fund’s net short-term capital losses over its net long-term capital gains is treated as a short-term capital loss arising on the first day of the Fund’s next taxable year, and the excess (if any) of the Fund’s net long-term capital losses over its net short-term capital gains is treated as a long-term capital loss arising on the first day of the Fund’s next taxable year. Any such net capital losses of the Fund that are not used to offset capital gains may be carried forward indefinitely to reduce any future capital gains realized by the Fund in succeeding taxable years. However, for any net capital losses realized in taxable years of the Fund beginning on or before December 22, 2010, the Fund is permitted to carry forward such capital losses for eight years as a short-term capital loss. Capital losses arising in a taxable year beginning after December 22, 2010 must be used before capital losses realized in a taxable year beginning on or before December 22, 2010. The amount of capital losses that can be carried forward and used in any single year is subject to an annual limitation if there is a more than 50% “change in ownership” of the Fund. An ownership change generally results when shareholders owning 5% or more of the Fund increase their aggregate holdings by more than 50% over a three-year look-back period. An ownership change could result in capital loss carryovers being used at a slower rate (or, in the case of those realized in taxable years of the Fund beginning on or before December 22, 2010, to expire), thereby reducing the Fund’s ability to offset capital gains with those losses. An increase in the amount of taxable gains distributed to the Fund’s shareholders could result from an ownership change. The Fund undertakes no obligation to avoid or prevent an ownership change, which can occur in the normal course of shareholder purchases and redemptions or as a result of engaging in a tax-free reorganization with another fund. Moreover, because of circumstances beyond the Fund’s control, there can be no assurance that the Fund will not experience, or has not already experienced, an ownership change.

Deferral of late year losses. The Fund may elect to treat part or all of any “qualified late year loss” as if it had been incurred in the succeeding taxable year in determining the Fund’s taxable income, net capital gain, net short-term capital gain, and earnings and profits. The effect of this election is to treat any such “qualified late year loss” as if it had been incurred in the succeeding taxable year, which may change the timing, amount, or characterization of Fund distributions (see, “Taxation of Fund Distributions – Capital gain dividends” below). A “qualified late year loss” includes:

(i)	any net capital loss incurred after October 31 of the current taxable year, or, if there is no such loss, any net long-term capital loss or any net short-term capital loss incurred after October 31 of the current taxable year (“post-October capital losses”), and

(ii)	the sum of (1) the excess, if any, of(a) specified losses incurred after October 31 of the current taxable year, over (b) specified gains incurred after October 31 of the current taxable year and (2) the excess, if any, of (a) ordinary losses incurred after December 31 of the current taxable year, over (b) the ordinary income incurred after December 31 of the current taxable year.

The terms “specified losses” and “specified gains” mean ordinary losses and gains from the sale, exchange, or other disposition of property (including the termination of a position with respect to such property), foreign currency losses and gains, and losses and gains resulting from holding stock in a passive foreign investment company (PFIC) for which a mark-to-market election is in effect. The terms “ordinary losses” and “ordinary income” mean other ordinary losses and income that are not described in the preceding sentence. Special rules apply to a fund with a fiscal year ending in November or December that elects to use its taxable year for determining its capital gain net income for excise tax purposes.

Federal excise tax. To avoid a 4% non-deductible excise tax, the Fund must distribute by December 31 of each year an amount equal to at least; (1) 98% of its ordinary income for the calendar year, (2) 98.2% of capital gain net income (the excess of the gains from sales or exchanges of capital assets over the losses from such sales or exchanges) for the one-year period ended on October 31 of such calendar year (or, at the election of a regulated investment company having a taxable year ending November 30 or December 31, for its taxable year), and (3) any prior year undistributed ordinary income and capital gain net income. The Fund may elect to defer to the following year any net ordinary loss incurred for the portion of the calendar year which is after the beginning of the Fund’s taxable year. Also, the Fund will defer any “specified gain” or “specified loss” which would be properly taken into account for the portion of the calendar after October 31. Any net ordinary loss, specified gain, or specified loss deferred shall be treated as arising on January 1 of the following calendar year. Generally, the Fund may make sufficient distributions to avoid liability for federal income and excise tax, but can give no assurances that all or a portion of such liability will be avoided. In addition, under certain circumstances temporary timing or permanent differences in the realization of income and expense for book and tax purposes can result in the Fund having to pay an excise tax.

Foreign income tax. Investment income received by the Fund from sources within foreign countries may be subject to foreign income tax withheld at the source, and the amount of tax withheld generally will be treated as an expense of the Fund. The United States has entered into tax treaties with many foreign countries that entitle the Fund to a reduced rate of, or exemption from, tax on such income. Some countries require the filing of a tax reclaim or other forms to receive the benefit of the reduced tax rate; whether or when the Fund will receive the tax reclaim is within the control of the individual country. Information required on these forms may not be available such as shareholder information; therefore, the Fund may not receive the reduced treaty rates or potential reclaims. Other countries have conflicting and changing instructions and restrictive timing requirements which may cause the Fund not to receive the reduced treaty rates or potential reclaims. Other countries may subject capital gains realized by the Fund on sale or disposition of securities of that country to taxation. It is impossible to determine the effective rate of foreign tax in advance since the amount of the Fund’s assets to be invested in various countries is not known. Under certain circumstances, the Fund may elect to pass-through foreign tax credits to shareholders, although it reserves the right not to do so.

Taxation of Fund Distributions (All Funds). The Fund anticipates distributing substantially all of its investment company taxable income and net capital gain for each taxable year. Distributions by the Fund will be treated in the manner described regardless of whether such distributions are paid in cash or reinvested in additional shares of the Fund (or of another Fund). The Fund will send you information annually as to the federal income tax consequences of distributions made (or deemed made) during the year.

Distributions of ordinary income. The Fund receives income generally in the form of interest on its investments. The Fund may also recognize ordinary income from other sources, including, but not limited to, certain gains on foreign currency-related transactions. The Fund also may distribute to you any market discount and net short-term capital gains from the sale of its portfolio securities. This income, less expenses incurred in the operation of the Fund, constitutes the Fund’s net investment income from which dividends may be paid to you. If you are a taxable investor, distributions of net investment income generally are taxable as ordinary income to the extent of the Fund’s earnings and profits. In the case of a Fund whose strategy includes investing in stocks of corporations, a portion of the income dividends paid to you may be qualified dividends eligible to be taxed at reduced rates.

Capital gain dividends. Taxes on distributions of capital gains are determined by how long the Fund owned the investments that generated them, rather than how long a shareholder has owned his or her shares. In general, the Fund will recognize long-term capital gain or loss on the sale or other disposition of assets it has owned for more than one year, and short-term capital gain or loss on investments it has owned for one year or less. Distributions of net capital gain (the excess of net long-term capital gain over net short-term capital loss) that are properly reported by the Fund to shareholders as capital gain dividends generally will be taxable to a shareholder receiving such distributions as long-term capital gain. Long-term capital gain rates applicable to individuals are taxed at the maximum rate of 15% (20% for certain high income taxpayers) or 25% depending on the nature of the capital gain. Distributions of net short-term capital gains for a taxable year in excess of net long-term capital losses for such taxable year generally will be taxable to a shareholder receiving such distributions as ordinary income. The Fund does not expect to realize any long-term capital gains and losses.

Qualified dividend income for individuals. Because the income of the Fund primarily is derived from investments earning interest rather than dividend income, generally none of the Fund’s income dividends will be qualified dividend income eligible for taxation at capital gain rates.

Corporate dividends-received deduction. Because the income of the Fund primarily is derived from investments earning interest rather than dividend income, generally none of its income dividends will be eligible for the corporate dividends-received deduction.

Maintaining a $1 share price. Gains and losses on the sale of portfolio securities and unrealized appreciation or depreciation in the value of these securities may require the Fund to adjust its dividends to maintain its $1 share price. This procedure may result in under- or over-distributions by the Fund of its net investment income. This in turn may result in return of capital distributions, the effect of which is described in the following paragraph.

Return of capital distributions. Distributions by the Fund that are not paid from earnings and profits will be treated as a return of capital to the extent of (and in reduction of) the shareholder’s tax basis in his shares; any excess will be treated as gain from the sale of his shares. Thus, the portion of a distribution that constitutes a return of capital will decrease the shareholder’s tax basis in his Fund shares (but not below zero), and will result in an increase in the amount of gain (or decrease in the amount of loss) that will be recognized by the shareholder for tax purposes on the later sale of such Fund shares. Return of capital distributions can occur for a number of reasons including, among others, the Fund overestimates the income to be received from certain investments.

Tax credit bonds. If the Fund holds, directly or indirectly, one or more “tax credit bonds” (including build America bonds, clean renewable energy bonds and qualified tax credit bonds) on one or more applicable dates during a taxable year, the Fund may elect to permit its shareholders to claim a tax credit on their income tax returns equal to each shareholder’s proportionate share of tax credits from the applicable bonds that otherwise would be allowed to the Fund. In such a case, shareholders must include in gross income (as interest) their proportionate share of the income attributable to their proportionate share of those offsetting tax credits. A shareholder’s ability to claim a tax credit associated with one or more tax credit bonds may be subject to certain limitations imposed by the Code. Even if the Fund is eligible to pass-through tax credits to shareholders, the Fund may choose not to do so.

U.S. Government interest. Income earned on certain U.S. Government obligations is exempt from state and local personal income taxes if earned directly by you. States also grant tax-free status to dividends paid to you from interest earned on direct obligations of the U.S. Government, subject in some states to minimum investment or reporting requirements that must be met by the Fund. Income on investments by the Fund in certain other obligations, such as repurchase agreements collateralized by U.S. Government obligations, commercial paper and federal agency-backed obligations (e.g., Government National Mortgage Association (GNMA) or Federal National Mortgage Association (FNMA) obligations) generally does not qualify for tax-free treatment. The rules on exclusion of this income are different for corporations.

Dividends declared in December and paid in January. Ordinarily, shareholders are required to take distributions by the Fund into account in the year in which the distributions are made. However, dividends declared in October, November or December of any year and payable to shareholders of record on a specified date in such a month will be deemed to have been received by the shareholders (and made by the Fund) on December 31 of such calendar year if such dividends are actually paid in January of the following year. Shareholders will be advised annually as to the U.S. federal income tax consequences of distributions made (or deemed made) during the year in accordance with the guidance that has been provided by the IRS.

Medicare tax. A 3.8% Medicare tax is imposed on net investment income earned by certain individuals, estates and trusts. “Net investment income,” for these purposes, means investment income, including ordinary dividends and capital gain distributions received from the Fund and net gains from redemptions or other taxable dispositions of Fund shares, reduced by the deductions properly allocable to such income. In the case of an individual, the tax will be imposed on the lesser of (1) the shareholder’s net investment income or (2) the amount by which the shareholder’s modified adjusted gross income exceeds $250,000 (if the shareholder is married and filing jointly or a surviving spouse), $125,000 (if the shareholder is married and filing separately) or $200,000 (in any other case). This Medicare tax, if applicable, is reported by you on, and paid with, your federal income tax return. Net investment income does not include exempt-interest dividends.

Taxation of Fund Distributions (Tax Free Cash Reserve Portfolio Only). The Fund intends to qualify each year to pay exempt-interest dividends by satisfying the requirement that at the close of each quarter of the Fund’s taxable year at least 50% of the Fund’s total assets consists of Municipal Securities, which are exempt from federal income tax.

Exempt-interest dividends. Distributions from the Fund will constitute exempt-interest dividends to the extent of the Fund’s tax-exempt interest income (net of allocable expenses and amortized bond premium). Exempt-interest dividends distributed to shareholders of the Fund are excluded from gross income for federal income tax purposes. However, shareholders required to file a federal income tax return will be required to report the receipt of exempt-interest dividends on their returns. Moreover, while exempt-interest dividends are excluded from gross income for federal income tax purposes, they may be subject to alternative minimum tax (AMT) in certain circumstances and may have other collateral tax consequences as discussed below.

Distributions of ordinary income and capital gains. Any gain or loss from the sale or other disposition of a tax-exempt security generally is treated as either long-term or short-term capital gain or loss, depending upon its holding period, and is fully taxable. However, gain recognized from the sale or other disposition of a tax-exempt security purchased after April 30, 1993, will be treated as ordinary income to the extent of the accrued market discount on such security. Distributions by the Fund of ordinary income and capital gains will be taxable to shareholders as discussed under “Taxation of Fund Distributions.”

Alternative minimum tax – private activity bonds. AMT is imposed in addition to, but only to the extent it exceeds, the regular tax and is computed at a maximum rate of 28% for noncorporate taxpayers and 20% for corporate taxpayers on the excess of the taxpayer’s alternative minimum taxable income (AMTI) over an exemption amount. Exempt-interest dividends derived from certain “private activity” Municipal Securities issued after August 7, 1986, generally will constitute an item of tax preference includable in AMTI for both corporate and noncorporate taxpayers. However, tax-exempt interest on private activity bonds issued in 2009 and 2010 is not an item of tax preference for purposes of the AMT. In addition, exempt-interest dividends derived from all Municipal Securities regardless of the date of issue must be included in adjusted current earnings that are used in computing an additional corporate preference item includable in AMTI. Certain small corporations are wholly exempt from the AMT. Consistent with its stated investment objective, the Fund intends to limit its investments in private activity bonds subject to the AMT to no more than 20% of its total assets in any given year.

Effect on taxation of social security benefits; denial of interest deduction; “substantial users.” Exempt-interest dividends must be taken into account in computing the portion, if any, of social security or railroad retirement benefits that must be included in an individual shareholder’s gross income subject to federal income tax. Further, a shareholder of the Fund is denied a deduction for interest on indebtedness incurred or continued to purchase or carry shares of the Fund. Moreover, a shareholder who is (or is related to) a “substantial user” of a facility financed by industrial development bonds held by the Fund likely will be subject to tax on dividends paid by the Fund that are derived from interest on such bonds. Receipt of exempt-interest dividends may result in other collateral federal income tax consequences to certain taxpayers, including financial institutions, property and casualty insurance companies and foreign corporations engaged in a trade or business in the United States.

Exemption from state tax. To the extent that exempt-interest dividends are derived from interest on obligations of a state or its political subdivisions or from interest on qualifying U.S. territorial obligations (including qualifying obligations of Puerto Rico, the U.S. Virgin Islands, and Guam), they also may be exempt from that state’s personal income taxes. Most states, however, do not grant tax-free treatment to interest on state and municipal securities of other states.

Failure of a Municipal Security to qualify to pay exempt-interest. Failure of the issuer of a tax-exempt security to comply with certain legal or contractual requirements relating to a Municipal Security could cause interest on the Municipal Security, as well as Fund distributions derived from this interest, to become taxable, perhaps retroactively to the date the Municipal Security was issued. In such a case, the Fund may be required to report to the IRS and send to shareholders amended Forms 1099 for a prior taxable year in order to report additional taxable income. This in turn could require shareholders to file amended federal and state income tax returns for such prior year to report and pay tax and interest on their pro rata share of the additional amount of taxable income.

Sale or Redemption of Fund Shares. A shareholder will recognize gain or loss on the sale or redemption of shares of the Fund in an amount equal to the difference between the proceeds of the sale or redemption and the shareholder’s adjusted tax basis in the shares. Because the shares in the Fund are offered and redeemed at a constant net asset value of $1.00 per share, a shareholder generally will recognize neither gain nor loss on a redemption of shares.

Tax basis information. Cost basis reporting is not required for shareholders investing in a money market fund that maintains a stable net asset value.

Tax Treatment of Portfolio Transactions. Set forth below is a general description of the tax treatment of certain types of securities, investment techniques and transactions that may apply to a fund. This section should be read in conjunction with the discussion under “Description of the Funds and their

Investments and Risks — Investment Strategies and Risks” for a detailed description of the various types of securities and investment techniques that apply to the Fund.

In general. In general, gain or loss recognized by a fund on the sale or other disposition of portfolio investments will be a capital gain or loss. Such capital gain and loss may be long-term or short-term depending, in general, upon the length of time a particular investment position is maintained and, in some cases, upon the nature of the transaction. Property held for more than one year generally will be eligible for long-term capital gain or loss treatment. The application of certain rules described below may serve to alter the manner in which the holding period for a security is determined or may otherwise affect the characterization as long-term or short-term, and also the timing of the realization and/or character, of certain gains or losses.

Certain fixed-income investments. Gain recognized on the disposition of a debt obligation purchased by a fund at a market discount (generally, at a price less than its principal amount) will be treated as ordinary income to the extent of the portion of the market discount that accrued during the period of time the fund held the debt obligation unless the fund made a current inclusion election to accrue market discount into income as it accrues. If a fund purchases a debt obligation (such as a zero coupon security or pay-in-kind security) that was originally issued at a discount, the fund generally is required to include in gross income each year the portion of the original issue discount that accrues during such year. Therefore, a fund’s investment in such securities may cause the fund to recognize income and make distributions to shareholders before it receives any cash payments on the securities. To generate cash to satisfy those distribution requirements, a fund may have to sell portfolio securities that it otherwise might have continued to hold or to use cash flows from other sources such as the sale of fund shares.

Investments in debt obligations that are at risk of or in default present tax issues for a fund. Tax rules are not entirely clear about issues such as whether and to what extent a fund should recognize market discount on a debt obligation, when a fund may cease to accrue interest, original issue discount or market discount, when and to what extent a fund may take deductions for bad debts or worthless securities and how a fund should allocate payments received on obligations in default between principal and income. These and other related issues will be addressed by a fund in order to ensure that it distributes sufficient income to preserve its status as a regulated investment company.

Options, futures, forward contracts, swap agreements and hedging transactions. In general, option premiums received by a fund are not immediately included in the income of the fund. Instead, the premiums are recognized when the option contract expires, the option is exercised by the holder, or the fund transfers or otherwise terminates the option (e.g., through a closing transaction). If an option written by a fund is exercised and the fund sells or delivers the underlying stock, the fund generally will recognize capital gain or loss equal to (a) the sum of the strike price and the option premium received by the fund minus (b) the fund’s basis in the stock. Such gain or loss generally will be short-term or long-term depending upon the holding period of the underlying stock. If securities are purchased by a fund pursuant to the exercise of a put option written by it, the fund generally will subtract the premium received from its cost basis in the securities purchased. The gain or loss with respect to any termination of a fund’s obligation under an option other than through the exercise of the option and related sale or delivery of the underlying stock generally will be short-term gain or loss depending on whether the premium income received by the fund is greater or less than the amount paid by the fund (if any) in terminating the transaction. Thus, for example, if an option written by a fund expires unexercised, the fund generally will recognize short-term gain equal to the premium received.

The tax treatment of certain futures contracts entered into by a fund as well as listed non-equity options written or purchased by the fund on U.S. exchanges (including options on futures contracts, broad-based equity indices and debt securities) may be governed by section 1256 of the Code (section 1256 contracts). Gains or losses on section 1256 contracts generally are considered 60% long-term and 40% short-term capital gains or losses (60/40), although certain foreign currency gains and losses from such contracts may be treated as ordinary in character. Also, any section 1256 contracts held by a fund at the end of each taxable year (and, for purposes of the 4% excise tax, on certain other dates as prescribed under the Code) are “marked-to-market” with the result that unrealized gains or losses are treated as though they were realized and the resulting gain or loss is treated as ordinary or 60/40 gain or loss, as applicable.

Section 1256 contracts do not include any interest rate swap, currency swap, basis swap, interest rate cap, interest rate floor, commodity swap, equity swap, equity index swap, credit default swap, or similar agreement.

In addition to the special rules described above in respect of options and futures transactions, a fund’s transactions in other derivative instruments (including options, forward contracts and swap agreements) as well as its other hedging, short sale, or similar transactions, may be subject to one or more special tax rules (including the constructive sale, notional principal contract, straddle, wash sale and short sale rules). These rules may affect whether gains and losses recognized by a fund are treated as ordinary or capital or as short-term or long-term, accelerate the recognition of income or gains to the fund, defer losses to the fund, and cause adjustments in the holding periods of the fund’s securities. These rules, therefore, could affect the amount, timing and/or character of distributions to shareholders. Moreover, because the tax rules applicable to derivative financial instruments are in some cases uncertain under current law, an adverse determination or future guidance by the IRS with respect to these rules (which determination or guidance could be retroactive) may affect whether a fund has made sufficient distributions and otherwise satisfied the relevant requirements to maintain its qualification as a regulated investment company and avoid a fund-level tax.

Certain of a fund’s investments in derivatives and foreign currency-denominated instruments, and the fund’s transactions in foreign currencies and hedging activities, may produce a difference between its book income and its taxable income. If a fund’s book income is less than the sum of its taxable income and net tax-exempt income (if any), the fund could be required to make distributions exceeding book income to qualify as a regulated investment company. If a fund’s book income exceeds the sum of its taxable income and net tax-exempt income (if any), the distribution of any such excess will be treated as (i) a dividend to the extent of the fund’s remaining earnings and profits (including current earnings and profits arising from tax-exempt income, reduced by related deductions), (ii) thereafter, as a return of capital to the extent of the recipient’s basis in the shares, and (iii) thereafter, as gain from the sale or exchange of a capital asset.

Foreign currency transactions. A fund’s transactions in foreign currencies, foreign currency-denominated debt obligations and certain foreign currency options, futures contracts and forward contracts (and similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned. This treatment could increase or decrease a fund’s ordinary income distributions to you, and may cause some or all of the fund’s previously distributed income to be classified as a return of capital. In certain cases, a fund may make an election to treat such gain or loss as capital.

PFIC investments. A fund may invest in securities of foreign companies that may be classified under the Code as PFICs. In general, a foreign company is classified as a PFIC if at least one-half of its assets constitute investment-type assets or 75% or more of its gross income is investment-type income. When investing in PFIC securities, a fund intends to mark-to-market these securities under certain provisions of the Code and recognize any unrealized gains as ordinary income at the end of the fund’s fiscal and excise tax years. Deductions for losses are allowable only to the extent of any current or previously recognized gains. These gains (reduced by allowable losses) are treated as ordinary income that a fund is required to distribute, even though it has not sold or received dividends from these securities. You should also be aware that the designation of a foreign security as a PFIC security will cause its income dividends to fall outside of the definition of qualified foreign corporation dividends. These dividends generally will not qualify for the reduced rate of taxation on qualified dividends when distributed to you by a fund. Foreign companies are not required to identify themselves as PFICs. Due to various complexities in identifying PFICs, a fund can give no assurances that it will be able to identify portfolio securities in foreign corporations that are PFICs in time for the fund to make a mark-to-market election. If a fund is unable to identify an investment as a PFIC and thus does not make a mark-to-market election, the fund may be subject to U.S. federal income tax on a portion of any “excess distribution” or gain from the disposition of such shares even if such income is distributed as a taxable dividend by the fund to its shareholders. Additional charges in the nature of interest may be imposed on a fund in respect of deferred taxes arising from such distributions or gains.

Investments in non-U.S. REITs. While non-U.S. REITs often use complex acquisition structures that seek to minimize taxation in the source country, an investment by a fund in a non-U.S. REIT may subject the fund, directly or indirectly, to corporate taxes, withholding taxes, transfer taxes and other indirect taxes in the country in which the real estate acquired by the non-U.S. REIT is located. The fund’s pro rata share of any such taxes will reduce the fund’s return on its investment. A fund’s investment in a non-U.S. REIT may be considered an investment in a PFIC, as discussed above in “Tax Treatment of Portfolio Transactions — PFIC investments.” Additionally, foreign withholding taxes on distributions from the non-U.S. REIT may be reduced or eliminated under certain tax treaties, as discussed above in “Taxation of the Fund — Foreign income tax.” Also, the fund in certain limited circumstances may be required to file an income tax return in the source country and pay tax on any gain realized from its investment in the non-U.S. REIT under rules similar to those in the United States which tax foreign persons on gain realized from dispositions of interests in U.S. real estate.
Investments in U.S. REITs. A U.S. REIT is not subject to federal income tax on the income and gains it distributes to shareholders. Dividends paid by a U.S. REIT, other than capital gain distributions, will be taxable as ordinary income up to the amount of the U.S. REIT’s current and accumulated earnings and profits. Capital gain dividends paid by a U.S. REIT to a fund will be treated as long-term capital gains by the fund and, in turn, may be distributed by the fund to its shareholders as a capital gain distribution. Because of certain noncash expenses, such as property depreciation, an equity U.S. REIT’s cash flow may exceed its taxable income. The equity U.S. REIT, and in turn a fund, may distribute this excess cash to shareholders in the form of a return of capital distribution. However, if a U.S. REIT is operated in a manner that fails to qualify as a REIT, an investment in the U.S. REIT would become subject to double taxation, meaning the taxable income of the U.S. REIT would be subject to federal income tax at regular corporate rates without any deduction for dividends paid to shareholders and the dividends would be taxable to shareholders as ordinary income (or possibly as qualified dividend income) to the extent of the U.S. REIT’s current and accumulated earnings and profits. Also, see “Tax Treatment of Portfolio Transactions - Investment in taxable mortgage pools (excess inclusion income)” and “Foreign Shareholders - U.S. withholding tax at the source” with respect to certain other tax aspects of investing in U.S. REITs.

Investment in taxable mortgage pools (excess inclusion income). Under a Notice issued by the IRS, the Code and Treasury regulations to be issued, a portion of a fund’s income from a U.S. REIT that is attributable to the REIT’s residual interest in a real estate mortgage investment conduit (REMIC) or equity interests in a “taxable mortgage pool” (referred to in the Code as an excess inclusion) will be subject to federal income tax in all events. The excess inclusion income of a regulated investment company, such as a fund, will be allocated to shareholders of the regulated investment company in proportion to the dividends received by such shareholders, with the same consequences as if the shareholders held the related REMIC residual interest or, if applicable, taxable mortgage pool directly. In general, excess inclusion income allocated to shareholders (i) cannot be offset by net operating losses (subject to a limited exception for certain thrift institutions), (ii) will constitute unrelated business taxable income (UBTI) to entities (including qualified pension plans, individual retirement accounts, 401(k) plans, Keogh plans or other tax-exempt entities) subject to tax on UBTI, thereby potentially requiring such an entity that is allocated excess inclusion income, and otherwise might not be required to file a tax return, to file a tax return and pay tax on such income, and (iii) in the case of a foreign stockholder, will not qualify for any reduction in U.S. federal withholding tax. In addition, if at any time during any taxable year a “disqualified organization” (which generally includes certain cooperatives, governmental entities, and tax-exempt organizations not subject to UBTI) is a record holder of a share in a regulated investment company, then the regulated investment company will be subject to a tax equal to that portion of its excess inclusion income for the taxable year that is allocable to the disqualified organization, multiplied by the highest federal income tax rate imposed on corporations. The Notice imposes certain reporting requirements upon regulated investment companies that have excess inclusion income. There can be no assurance that a fund will not allocate to shareholders excess inclusion income.

These rules are potentially applicable to a fund with respect to any income it receives from the equity interests of certain mortgage pooling vehicles, either directly or, as is more likely, through an investment in a U.S. REIT. It is unlikely that these rules will apply to a fund that has a non-REIT strategy.

Investments in partnerships and QPTPs. For purposes of the Income Requirement, income derived by a fund from a partnership that is not a QPTP will be treated as qualifying income only to the extent such income is attributable to items of income of the partnership that would be qualifying income if realized directly by the fund. While the rules are not entirely clear with respect to a fund investing in a partnership outside a master-feeder structure, for purposes of testing whether a fund satisfies the Asset Diversification Test, the fund generally is treated as owning a pro rata share of the underlying assets of a partnership. See “Taxation of the Fund — Qualification as a regulated investment company.” In contrast, different rules apply to a partnership that is a QPTP. A QPTP is a partnership (a) the interests in which are traded on an established securities market, (b) that is treated as a partnership for federal income tax purposes, and (c) that derives less than 90% of its income from sources that satisfy the Income Requirement (e.g., because it invests in commodities). All of the net income derived by a fund from an interest in a QPTP will be treated as qualifying income but the fund may not invest more than 25% of its total assets in one or more QPTPs. However, there can be no assurance that a partnership classified as a QPTP in one year will qualify as a QPTP in the next year. Any such failure to annually qualify as a QPTP might, in turn, cause a fund to fail to qualify as a regulated investment company. Although, in general, the passive loss rules of the Code do not apply to RICs, such rules do apply to a fund with respect to items attributable to an interest in a QPTP. Fund investments in partnerships, including in QPTPs, may result in the fund being subject to state, local or foreign income, franchise or withholding tax liabilities.

If an MLP is treated as a partnership for U.S. federal income tax purposes (whether or not a QPTP), all or portion of the dividends received by a fund from the MLP likely will be treated as a return of capital for U.S. federal income tax purposes because of accelerated deductions available with respect to the activities of such MLPs. Further, because of these accelerated deductions, on the disposition of interests in such an MLP, a fund likely will realize taxable income in excess of economic gain with respect to those MLP interests (or if the fund does not dispose of the MLP, the fund could realize taxable income in excess of cash flow with respect to the MLP in a later period), and the fund must take such income into account in determining whether the fund has satisfied its Distribution Requirement. A fund may have to borrow or liquidate securities to satisfy its Distribution Requirement and to meet its redemption requests, even though investment considerations might otherwise make it undesirable for the fund to sell securities or borrow money at such time. In addition, any gain recognized, either upon the sale of a fund’s MLP interest or sale by the MLP of property held by it, including in excess of economic gain thereon, treated as so-called “recapture income,” will be treated as ordinary income. Therefore, to the extent a fund invests in MLPs, fund shareholders might receive greater amounts of distributions from the fund taxable as ordinary income than they otherwise would in the absence of such MLP investments.

Although MLPs are generally expected to be treated as partnerships for U.S. federal income tax purposes, some MLPs may be treated as PFICs or “regular” corporations for U.S. federal income tax purposes. The treatment of particular MLPs for U.S. federal income tax purposes will affect the extent to which a fund can invest in MLPs and will impact the amount, character, and timing of income recognized by the Fund.

Investments in commodities - structured notes, corporate subsidiary and certain ETFs. Gains from the disposition of commodities, including precious metals, will neither be considered qualifying income for purposes of satisfying the Income Requirement nor qualifying assets for purposes of satisfying the Asset Diversification Test. See “Taxation of the Fund — Qualification as a regulated investment company.” Also, the IRS has issued a revenue ruling which holds that income derived from commodity-linked swaps is not qualifying income for purposes of the Income Requirement. In a subsequent revenue ruling, as well as in a number of follow-on private letter rulings (upon which only the fund that received the private letter ruling may rely), the IRS provides that income from certain alternative investments which create commodity exposure, such as certain commodity -linked or structured notes or a corporate subsidiary that invests in commodities, may be considered qualifying income under the Code. However, as of the date of this SAI, the IRS suspended the issuance of any further private letter rulings in July 2011 pending a review of its position. Should the IRS issue guidance, or Congress enact legislation, that adversely affects the tax treatment of a fund’s use of commodity-linked notes, or a corporate subsidiary, the fund may no longer be able to utilize commodity-linked notes or a corporate subsidiary to gain commodity exposure. In addition, a fund may gain exposure to commodities through investment in QPTPs such as an exchange-traded fund or ETF that is classified as a partnership and which invests in commodities. Accordingly, the extent to which a fund invests in commodities or commodity-linked derivatives may be limited by the Income Requirement and the Asset Diversification Test, which the fund must continue to satisfy to maintain its status as a regulated investment company. A fund also may be limited in its ability to sell its investments in commodities, commodity-linked derivatives, and certain ETFs or be forced to sell other investments to generate income due to the Income Requirement. If a fund does not appropriately limit such investments or if such investments (or the income earned on such investments) were to be recharacterized for U.S. tax purposes, the fund could fail to qualify as a regulated investment company. In lieu of potential disqualification, a fund is permitted to pay a tax for certain failures to satisfy the Asset Diversification Test or Income Requirement, which, in general, are limited to those due to reasonable cause and not willful neglect.

Securities lending. While securities are loaned out by a fund, the fund generally will receive from the borrower amounts equal to any dividends or interest paid on the borrowed securities. For federal income tax purposes, payments made “in lieu of” dividends are not considered dividend income. These distributions will neither qualify for the reduced rate of taxation for individuals on qualified dividends nor the 70% dividends received deduction for corporations. Also, any foreign tax withheld on payments made “in lieu of” dividends or interest will not qualify for the pass-through of foreign tax credits to shareholders. Additionally, in the case of a fund with a strategy of investing in tax-exempt securities, any payments made “in lieu of” tax-exempt interest will be considered taxable income to the fund, and thus, to the investors, even though such interest may be tax-exempt when paid to the borrower.

Investments in convertible securities. Convertible debt is ordinarily treated as a “single property” consisting of a pure debt interest until conversion, after which the investment becomes an equity interest. If the security is issued at a premium (i.e., for cash in excess of the face amount payable on retirement), the creditor-holder may amortize the premium over the life of the bond. If the security is issued for cash at a price below its face amount, the creditor-holder must accrue original issue discount in income over the life of the debt. The creditor-holder’s exercise of the conversion privilege is treated as a nontaxable event. Mandatorily convertible debt (e.g., an exchange-traded note or ETN issued in the form of an unsecured obligation that pays a return based on the performance of a specified market index, exchange currency, or commodity) is often, but not always, treated as a contract to buy or sell the reference property rather than debt. Similarly, convertible preferred stock with a mandatory conversion feature is ordinarily, but not always, treated as equity rather than debt. Dividends received generally are qualified dividend income and eligible for the corporate dividends received deduction. In general, conversion of preferred stock for common stock of the same corporation is tax-free. Conversion of preferred stock for cash is a taxable redemption. Any redemption premium for preferred stock that is redeemable by the issuing company might be required to be amortized under original issue discount principles. A change in the conversion ratio or conversion price of a convertible security on account of a dividend paid to the issuer’s other shareholders may result in a deemed distribution of stock to the holders of the convertible security equal to the value of their increased interest in the equity of the issuer. Thus, an increase in the conversion ratio of a convertible security can be treated as a taxable distribution of stock to a holder of the convertible security (without a corresponding receipt of cash by the holder) before the holder has converted the security.

Tax Certification and Backup Withholding. Tax certification and backup withholding tax laws may require that you certify your tax information when you become an investor in the Fund. For U.S. citizens and resident aliens, this certification is made on IRS Form W-9. Under these laws, the Fund must withhold a portion of your taxable distributions and sales proceeds unless you:

•	provide your correct Social Security or taxpayer identification number,

•	certify that this number is correct,

•	certify that you are not subject to backup withholding, and

•	certify that you are a U.S. person (including a U.S. resident alien).

The Fund also must withhold if the IRS instructs it to do so. When withholding is required, the amount will be 28% of any distributions or proceeds paid. Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder’s U.S. federal income tax liability, provided the appropriate information is furnished to the IRS. Certain payees and payments are exempt from backup withholding and information reporting.

Non-U.S. investors have special U.S. tax certification requirements. See “Foreign Shareholders - Tax certification and backup withholding.”

Foreign Shareholders. Shareholders who, as to the United States, are nonresident alien individuals, foreign trusts or estates, foreign corporations, or foreign partnerships (foreign shareholder), may be subject to U.S. withholding and estate tax and are subject to special U.S. tax certification requirements.

Taxation of a foreign shareholder depends on whether the income from the Fund is “effectively connected” with a U.S. trade or business carried on by such shareholder.

U.S. withholding tax at the source. If the income from the Fund is not effectively connected with a U.S. trade or business carried on by a foreign shareholder, distributions to such shareholder will be subject to U.S. withholding tax at the rate of 30% (or lower treaty rate) upon the gross amount of the distribution, subject to certain exemptions including those for dividends reported by the Fund to shareholders as:

•	exempt-interest dividends paid by the Fund from its net interest income earned on municipal securities; and

•	capital gain dividends paid by the Fund from its net long-term capital gains (other than those from disposition of a U.S. real property interest), unless you are a nonresident alien present in the United States for a period or periods aggregating 183 days or more during the calendar year.^ ^

Notwithstanding such exemptions from U.S. withholding at the source, any dividends and distributions of income and capital gains, including the proceeds from the sale of your Fund shares, will be subject to backup withholding at a rate of 28%, if you fail to properly certify that you are not a U.S. person.

It is unclear as of the date of this SAI whether Congress will reinstate the exemptions for short-term capital gain dividends and interest-related dividends paid by the Fund from its qualified net interest income from U.S. sources that were effective for distributions with respect to taxable years of the Fund that began before January 1, 2015 or, if reinstated, whether such exemptions would have retroactive effect. However, even if reinstated, the Fund (with the possible exceptions of Treasury Portfolio and Government & Agency Portfolio) does not intend to utilize such exemptions.

Foreign shareholders may be subject to U.S. withholding tax at a rate of 30% on the income resulting from an election to pass-through foreign tax credits to shareholders, but may not be able to claim a credit or deduction with respect to the withholding tax for the foreign tax treated as having been paid by them.

Amounts reported by the Fund to shareholders as capital gain dividends that are attributable to certain capital gain dividends received from a U.S. REIT will not be exempt from U.S. federal income tax and may be subject to U.S. withholding tax at the rate of 30% (or lower treaty rate) if the Fund by reason of having a REIT strategy is classified as a qualified investment entity (QIE). If the Fund is so classified, foreign shareholders owning more than 5% of the Fund’s shares may be treated as realizing gain from the disposition of a U.S. real property interest, causing Fund distributions to be subject to U.S. withholding tax at a rate of 35%, and requiring the filing of a nonresident U.S. income tax return. In addition, if the Fund is classified as a QIE, anti-avoidance rules apply to certain wash sale transactions. Namely, if the Fund is a domestically-controlled QIE and a foreign shareholder disposes of the Fund’s shares prior to the Fund paying a distribution attributable to the disposition of a U.S. real property interest and the foreign shareholder later acquires an identical stock interest in a wash sale transaction, the foreign shareholder may still be required to pay U.S. tax on the Fund’s distribution. Also, the sale of shares of the Fund, if classified as a “U.S. real property holding corporation,” could also be considered a sale of a U.S. real property interest with any resulting gain from such sale being subject to U.S. tax as income “effectively connected with a U.S. trade or business.” It is currently unclear whether Congress will extend certain rules regarding U.S. real property interests that were in effect prior to January 1, 2015 or what the terms of any such extension would be, including whether such extension would have retroactive effect.

Income effectively connected with a U.S. trade or business. If the income from the Fund is effectively connected with a U.S. trade or business carried on by a foreign shareholder, then ordinary income dividends, capital gain dividends and any gains realized upon the sale or redemption of shares of the Fund will be subject to U.S. federal income tax at the rates applicable to U.S. citizens or domestic corporations and require the filing of a nonresident U.S. income tax return.

Tax certification and backup withholding. Foreign shareholders may have special U.S. tax certification requirements to avoid backup withholding (at a rate of 28%), and if applicable, to obtain the benefit of any income tax treaty between the foreign shareholder’s country of residence and the United States. To claim these tax benefits, the foreign shareholder must provide a properly completed Form W-8BEN (or other Form W-8, where applicable, or their substitute forms) to establish his or her status as a non-U.S. investor, to claim beneficial ownership over the assets in the account, and to claim, if applicable, a reduced rate of or exemption from withholding tax under the applicable treaty. A Form W-8BEN provided without a U.S. taxpayer identification number remains in effect for a period of three years beginning on the date that it is signed and ending on the last day of the third succeeding calendar year. However, non-U.S. investors must advise the Fund of any changes of circumstances that would render the information given on the form incorrect, and must then provide a new W-8BEN to avoid the prospective application of backup withholding. Forms W-8BEN with U.S. taxpayer identification numbers remain valid indefinitely, or until the investor has a change of circumstances that renders the form incorrect and necessitates a new form and tax certification. Certain payees and payments are exempt from backup withholding.

Foreign Account Tax Compliance Act (FATCA). Under FATCA, the Fund will be required to withhold a 30% tax on the following payments or distributions made by the Fund to certain foreign entities, referred to as foreign financial institutions (FFI) or non-financial foreign entities (NFFE): (a) income dividends and (b) after December 31, 2018, certain capital gain distributions, return of capital distributions and the proceeds arising from the sale of Fund shares. The FATCA withholding tax generally can be avoided: (a) by an FFI, if it reports certain direct and indirect ownership of foreign financial accounts held by U.S. persons with the FFI and (b) by an NFFE, if it: (i) certifies that it has no substantial U.S. persons as owners or (ii) if it does have such owners, reporting information relating to them. The U.S. Treasury has negotiated intergovernmental agreements (IGA) with certain countries and is in various stages of negotiations with a number of other foreign countries with respect to one or more alternative approaches to implement FATCA; an entity in one of those countries may be required to comply with the terms of an IGA instead of U.S. Treasury regulations.

An FFI can avoid FATCA withholding if it is deemed compliant or by becoming a “participating FFI,” which requires the FFI to enter into a U.S. tax compliance agreement with the IRS under section 1471(b) of the Code (FFI agreement) under which it agrees to verify, report and disclose certain of its U.S. accountholders and meet certain other specified requirements. The FFI will either report the specified information about the U.S. accounts to the IRS, or, to the government of the FFI’s country of residence (pursuant to the terms and conditions of applicable law and an applicable IGA entered into between the U.S. and the FFI’s country of residence), which will, in turn, report the specified information to the IRS. An FFI that is resident in a country that has entered into an IGA with the U.S. to implement FATCA will be exempt from FATCA withholding provided that the FFI shareholder and the applicable foreign government comply with the terms of such agreement.

An NFFE that is the beneficial owner of a payment from the Fund can avoid the FATCA withholding tax generally by certifying that it does not have any substantial U.S. owners or by providing the name, address and taxpayer identification number of each substantial U.S. owner. The NFFE will report the information to the Fund or other applicable withholding agent, which will, in turn, report the information to the IRS.

Such foreign shareholders also may fall into certain exempt, excepted or deemed compliant categories as established by U.S. Treasury regulations, IGAs, and other guidance regarding FATCA. An FFI or NFFE that invests in the Fund will need to provide the Fund with documentation properly certifying the entity’s status under FATCA in order to avoid FATCA withholding. Non-U.S. investors should consult their own tax advisors regarding the impact of these requirements on their investment in the Fund. The requirements imposed by FATCA are different from, and in addition to, the U.S. tax certification rules to avoid backup withholding described above. Shareholders are urged to consult their tax advisors regarding the application of these requirements to their own situation.

U.S. estate tax. Transfers by gift of shares of the Fund by a foreign shareholder who is a nonresident alien individual will not be subject to U.S. federal gift tax. An individual who, at the time of death, is a foreign shareholder will nevertheless be subject to U.S. federal estate tax with respect to shares at the graduated rates applicable to U.S. citizens and residents, unless a treaty exemption applies. If a treaty exemption is available, a decedent’s estate may nonetheless need to file a U.S. estate tax return to claim the exemption in order to obtain a U.S. federal transfer certificate. The transfer certificate will identify the property (i.e., Fund shares) as to which the U.S. federal estate tax lien has been released. In the absence of a treaty, there is a $13,000 statutory estate tax credit (equivalent to an estate with assets of $60,000).

Local Tax Considerations. Rules of state and local taxation of ordinary income, qualified dividend income and capital gain dividends may differ from the rules for U.S. federal income taxation described above. Distributions may also be subject to additional state, local and foreign taxes depending on each shareholder’s particular situation.

DISTRIBUTION OF SECURITIES

Distribution Plan

The Trust has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Funds’ Cash Management Class, Corporate Class, Personal Investment Class, Private Investment Class, Reserve Class and Resource Class (the Plan). The Funds, pursuant to the Plan, pay Invesco Distributors the annual rate of 0.10% for Cash Management Class, 0.03% for Corporate Class, 0.75% for Personal Investment Class, 0.50% for Private Investment Class, 1.00% for Reserve Class and 0.20% for Resource Class of each Fund’s average daily net assets.

The Plan compensates Invesco Distributors for expenses incurred for the purpose of financing any activity that is primarily intended to result in the sale of shares of the Funds. Such activities include, but are not limited to, the following: printing of prospectuses and statements of additional information and reports for other than existing shareholders; overhead; preparation and distribution of advertising material and sales literature; expenses of organizing and conducting sales seminars; supplemental payments to dealers and other institutions such as asset-based sales charges or as payments of service fees under shareholder service arrangements; and costs of administering the Plan.

Payments pursuant to the Plan are subject to any applicable limitations imposed by FINRA rules.

See Appendix K for a list of the amounts paid by each class of shares of each Fund pursuant to its distribution plan for the fiscal year and Appendix L for an estimate by category of the allocation of actual fees paid by shares of each Fund pursuant to its distribution plan for the fiscal year.

As required by Rule 12b-1, the Plan was approved by the Board, including a majority of the trustees who are not “interested persons” (as defined in the 1940 Act) of the Trust and who have no direct or indirect financial interest in the operation of the Plan or in any agreements related to the Plan (the Rule 12b-1 Trustees). In approving the Plan in accordance with the requirements of Rule 12b-1, the trustees considered various factors and determined that there is a reasonable likelihood that the Plan would benefit each class of the Funds and its respective shareholders.

The anticipated benefits that may result from the Plan with respect to each Fund and/or the classes of each Fund and its shareholders include but are not limited to the following: (1) rapid account access; (2) relatively predictable flow of cash; and (3) a well-developed, dependable network of shareholder service agents to help to curb sharp fluctuations in rates of redemptions and sales, thereby reducing the chance that an unanticipated increase in net redemptions could adversely affect the performance of each Fund.

Unless terminated earlier in accordance with their terms, the Plan continues from year to year as long as such continuance is specifically approved, in person, at least annually by the Board, including a majority of the Rule 12b-1 Trustees or, with respect to a particular class, by the vote of a majority of the outstanding voting securities of that class.

Any change in the Plan that would increase materially the distribution expenses paid by the applicable class requires shareholder approval; otherwise, the Plan may be amended by the trustees, including a majority of the Rule 12b-1 Trustees, by votes cast in person at a meeting called for the purpose of voting upon such amendment. As long as the Plan is in effect, the selection or nomination of the Independent Trustees is committed to the discretion of the Independent Trustees.

The Plan is a “compensation-type” plan (Compensation Plan). Amounts payable by a Fund under the Plan need not be directly related to the expenses actually incurred by Invesco Distributors on behalf of each Fund. The Plan does not obligate the Funds to reimburse Invesco Distributors for the actual allocated share of expenses Invesco Distributors may incur in fulfilling its obligations under the Plan. Thus, even if Invesco Distributors’ actual allocated share of expenses exceeds the fee payable to Invesco Distributors at any given time, under the Plan, the Funds will not be obligated to pay more than that fee. If Invesco Distributors’ actual allocated share of expenses is less than the fee it receives, under the Plan, Invesco Distributors will retain the full amount of the fee.

Invesco Distributors may from time to time waive or reduce any portion of its 12b-1 fee. Voluntary fee waivers or reductions may be rescinded at any time without further notice to investors. During periods of voluntary fee waivers or reductions, Invesco Distributors will retain its ability to be reimbursed for such fee prior to the end of each fiscal year. Contractual fee waivers or reductions set forth in the Fee Table in a prospectus may not be terminated or amended to the Funds’ detriment during the period stated in the agreement between Invesco Distributors and the Fund.

Invesco Distributors has contractually agreed through at least December 31, 2016 to waive 0.02%, 0.20%, 0.20% and 0.13% of average net assets of Liquid Assets Portfolio’s Cash Management Class, Personal Investment Class, Private Investment Class and Reserve Class, respectively; 0.02%, 0.20%, 0.20%, 0.13% and 0.04% of average net assets of STIC Prime Portfolio’s, Treasury Portfolio’s and Government & Agency Portfolio’s Cash Management Class, Personal Investment Class, Private Investment Class, Reserve Class and Resource Class, respectively; and 0.02%, 0.20%, 025%, 0.13% and 0.04% of average net assets of Government TaxAdvantage Portfolio’s and Tax-Free Cash Reserve Portfolio’s, Cash Management Class, Personal Investment Class, Private Investment Class, Reserve Class and Resource Class, respectively, Rule 12b-1 distribution plan payments.

The Funds may pay a service fee of 0.25% of the average daily net assets of the its shares, attributable to the customers’ selected dealers and financial institutions to such dealers and financial institutions, including Invesco Distributors, acting as principal, who furnish continuing personal shareholder services to their customers who purchase and own the applicable class of shares of the Fund. Under the terms of a shareholder service agreement, such personal shareholder services include responding to customer inquiries and providing customers with the information about their investments. Any amounts not paid as a service fee under each Plan would constitute an asset-based sales charge.

Under a shareholder service agreement, a Fund agrees to pay periodically fees to selected dealers and other institutions who render the foregoing services to their customers. The fees payable under a shareholder service agreement will be calculated at the end of each payment period for each business day of the Funds during such period at the annual rate specified in each agreement based on the average daily net asset value of the Funds’ shares purchased or acquired through exchange. Fees shall be paid only to those selected dealers or other institutions who are dealers or institutions of record at the close of business on the last business day of the applicable payment period for the account in which such Fund’s shares are held.

Selected dealers and other institutions entitled to receive compensation for selling Fund shares may receive different compensation for selling shares of one particular class over another. Under the Plan, certain financial institutions which have entered into service agreements and which sell shares of the Funds on an agency basis, may receive payments from the Funds pursuant to the Plan. Invesco Distributors does not act as principal, but rather as agent for the Funds, in making dealer incentive and shareholder servicing payments to dealers and other financial institutions under the Plan. These payments are an obligation of the Funds and not of Invesco Distributors.

If the Plan is terminated or not continued, the Fund would not be contractually obligated to pay Invesco Distributors for any expenses not previously reimbursed by the Fund or recovered through contingent deferred sales charges.

Distributor

The Trust has entered into a master distribution agreement relating to the Funds (the Distribution Agreement) with Invesco Distributors, a registered broker-dealer and a wholly owned subsidiary of Invesco, pursuant to which Invesco Distributors acts as the distributor of the shares of each class of the Funds. The address of Invesco Distributors is 11 Greenway Plaza, Suite 1000, Houston, Texas 77046-1173. Certain trustees and officers of the Trust are affiliated with Invesco Distributors. See “Management of the Trust.”

The Distribution Agreement provides Invesco Distributors with the exclusive right to distribute the shares of each class of the Funds on a continuous basis directly and through other broker dealers with whom Invesco Distributors has entered into selected dealer agreements. Invesco Distributors has not undertaken to sell any specified number of shares of any classes of the Funds. The Distribution Agreement also provides that Invesco Distributors will pay promotional expenses, including the incremental costs of printing prospectuses and statements of additional information, annual reports and other periodic reports for distribution to persons who are not shareholders of the Trust and the costs of preparing and distributing any other supplemental sales literature.

The Trust (on behalf of any class of the Funds) or Invesco Distributors may terminate the Distribution Agreement on sixty (60) days’ written notice without penalty. The Distribution Agreement will terminate automatically in the event of its assignment.

Invesco Distributors may, from time to time at its expense, pay a fee to broker-dealers, banks or other financial institutions for operations and/or marketing support, including support for distribution programs or platforms. Such fees will not impose additional expenses on a class, nor will they change the price paid by investors for the purchase of the applicable classes’ shares or the amount that any particular class will receive as proceeds from such sales.

FINANCIAL STATEMENTS

Each Fund’s financial statements for the period ended August 31, 2015, including the Financial Highlights pertaining thereto, and the reports of the independent registered public accounting firm thereon, are incorporated by reference into this SAI from such Fund’s Annual Report to shareholders filed on Form N-CSR on November 9, 2015.

The portions of such Annual Reports that are not specifically listed above are not incorporated by reference into this SAI and are not a part of this Registration Statement.

APPENDIX A

RATINGS OF DEBT SECURITIES

The following is a description of the factors underlying the debt ratings of Moody’s, S&P, and Fitch.

Moody’s Long-Term Debt Ratings

Aaa:	Obligations rated ‘Aaa’ are judged to be of the highest quality, subject to the lowest level of credit risk.

Aa:	Obligations rated ‘Aa’ are judged to be of high quality and are subject to very low credit risk.

A:	Obligations rated ‘A’ are considered upper-medium grade and are subject to low credit risk.

Baa:	Obligations rated ‘Baa’ are judged to be medium-grade and subject to moderate credit risk and as such may possess certain speculative characteristics.

Ba:	Obligations rated ‘Ba’ are judged to be speculative and are subject to substantial credit risk.

B:	Obligations rated ‘B’ are considered speculative and are subject to high credit risk.

Caa:	Obligations rated ‘Caa’ are judged to be speculative of poor standing and are subject to very high credit risk.

Ca:	Obligations rated ‘Ca’ are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C:	Obligations rated ‘C’ are the lowest rated class of bonds and are typically in default, with little prospect for recovery of principal or interest.

Note: Moody’s applies numerical modifiers 1, 2, and 3 in each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

Moody’s Short-Term Prime Rating System

P-1:	Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

P-2:	Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

P-3:	Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

NP (Not Prime):

Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

Note: In addition, in certain countries the prime rating may be modified by the issuer’s or guarantor’s senior unsecured long-term debt rating.

Moody’s MIG/VMIG US Short-Term Ratings

In municipal debt issuance, there are three rating categories for short-term obligations that are considered investment grade. These ratings are designated as Moody’s Investment Grade (MIG) and are divided into three levels – MIG 1 through MIG 3.

In addition, those short-term obligations that are of speculative quality are designated SG, or speculative grade.

In the case of variable rate demand obligations (VRDOs), a two=component rating is assigned. The first element represents Moody’s evaluation of the degree of risk associated with scheduled principal and interest payments. The second element represents Moody’s evaluation of the degree of risk associated with the demand feature, using the MIG rating scale.

The short-term rating assigned to the demand feature of VRDOs is designated as VMIG. When either the long- or short-term aspect of a VRDO is not rated, that piece is designated NR, e.g., Aaa/NR or NR/VMIG-1.

MIG ratings expire at note maturity. By contrast, VMIG rating expirations will be a function of each issue’s specific structural or credit features.

Gradations of investment quality are indicated by rating symbols, with each symbol representing a group in which the quality characteristics are broadly the same.

MIG 1/VMIG 1:	This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support or demonstrated broad-based access to the market for refinancing.

MIG 2/VMIG 2:	This designation denotes strong credit quality. Margins of protection are ample although not as large as in the preceding group.

MIG 3/VMIG 3:	This designation denotes acceptable credit quality. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

SG:	This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

Standard & Poor’s Long-Term Issue Credit Ratings

Issue credit ratings are based, in varying degrees, on Standard & Poor’s analysis of the following considerations:

•	Likelihood of payment – capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation;

•	Nature of and provisions of the obligation;

•	Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors’ rights.

Issue ratings are an assessment of default risk, but may incorporate an assessment of relative seniority or ultimate recovery in the event of default. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above. (Such differentiation may apply when an entity has both senior and subordinated obligations, secured and unsecured obligations, or operating company and holding company obligations.)

AAA:	An obligation rated ‘AAA’ has the highest rating assigned by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

AA:	An obligation rated ‘AA’ differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.

A:	An obligation rated ‘A’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

BBB:	An obligation rated ‘BBB’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC, CC and C :

Obligations rated ‘BB’, ‘B’, ‘CCC’ ‘CC’, and ‘C’ are regarded as having significant speculative characteristics. ‘BB’ indicates the least degree of speculation and ‘C’ the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB:	An obligation rated ‘BB’ is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B:	An obligation rated ‘B’ is more vulnerable to nonpayment than obligations rated ‘BB’, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

CCC:	An obligation rated ‘CCC’ is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC:	An obligation rated ‘CC’ is currently highly vulnerable to nonpayment.

C:	A ‘C’ rating is assigned to obligations that are currently highly vulnerable to nonpayment, obligations that have payment arrearages allowed by the terms of the documents, or obligations of an issuer that is the subject of a bankruptcy petition or similar action which have not experienced a payment default. Among others, the ‘C’ rating may be assigned to subordinated debt, preferred stock or other obligations on which cash payments have been suspended in accordance with the instrument’s terms or when preferred stock is the subject of a distressed exchange offer, whereby some or all of the issue is either repurchased for an amount of cash or replaced by other instruments having a total value that is less than par.

D:

An obligation rated ‘D’ is in payment default. The ‘D’ rating category is used when payments on an obligation are not made on the date due, unless Standard & Poor’s believes that such payments will be made within five business days, irrespective of any grace period. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of similar action if payments on an obligation are jeopardized. An obligation’s rating is lowered to ‘D’ upon completion of a distressed exchange offer, whereby some or all of the issue is either repurchased for an amount of cash or replaced by other instruments having a total value that is less than par.

Plus (+) or minus (-):

The ratings from ‘AA’ to ‘CC’ may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

NR:	This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor’s does not rate a particular obligation as a matter of policy.

Standard & Poor’s Short-Term Issue Credit Ratings

A-1:	A short-term obligation rated ‘A-1’ is rated in the highest category by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

A-2:	A short-term obligation rated ‘A-2’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

A-3:	A short-term obligation rated ‘A-3’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead a weakened capacity of the obligor to meet its financial commitment on the obligation.

B:	A short-term obligation rated ‘B’ is regarded as vulnerable and has significant speculative characteristics. The obligor currently has the capacity to meet its financial commitments; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitments.

C:	An obligor rated ‘C’ is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitments.

D:	A short-term obligation rated ‘D’ is in payment default. The ‘D’ rating category is used when payments on an obligation are not made on the date due, unless Standard & Poor’s believes that such payments will be made within any stated grace period. However, any stated grace period longer than five business days will be treated as five business days. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Standard & Poor’s Municipal Short-Term Note Ratings Definitions

A Standard & Poor’s U.S. municipal note rating reflects Standard & Poor’s opinion about the liquidity factors and market access risks unique to the notes. Notes due in three years or less will likely receive a note rating. Notes with an original maturity of more than three years will most likely receive a long-term debt rating. In determining which type of rating, if any, to assign, Standard & Poor’s analysis will review the following considerations:

•	Amortization schedule – the larger final maturity relative to other maturities, the more likely it will be treated as a note; and

•	Source of payment – the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.

Note rating symbols are as follows:

SP-1:	Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

SP-2:	Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3:	Speculative capacity to pay principal and interest.

Standard & Poor’s Dual Ratings

Standard & Poor’s assigns “dual” ratings to all debt issues that have a put option or demand feature as part of their structure. The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature. The long-term rating symbols are used for bonds to denote the long-term maturity and the short-term rating symbols for the put option (for example, ‘AAA/A-1+’). With U.S. municipal short-term demand debt, note rating symbols are used with the short-term issue credit rating symbols (for example, ‘SP-1+/A-1+’).

The ratings and other credit related opinions of Standard & Poor’s and its affiliates are statements of opinion as of the date they are expressed and not statements of fact or recommendations to purchase, hold or sell any securities or make any investment decisions. Standard & Poor’s assumes no obligation to update any information following publication. Users of ratings and credit related opinions should not rely on them in making any investment decision. Standard & Poor’s opinions and analysis do not address the suitability of any security. Standard & Poor’s Financial Services LLC does not act as a fiduciary or an investment advisor. While Standard & Poor’s has obtained information from sources it believes to be reliable, Standard & Poor’s does not perform an audit and undertakes no duty of due diligence or independent verification of any information it receives. Ratings and credit related opinions may be changed, suspended, or withdrawn at any time.

Fitch Credit Rating Scales

Fitch Ratings’ credit ratings provide an opinion on the relative ability of an entity to meet financial commitments, such as interest, preferred dividends, repayment of principal, insurance claims or counterparty obligations. Credit ratings are used by investors as indications of the likelihood of receiving the money owed to them in accordance with the terms on which they invested. The agency’s credit ratings cover the global spectrum of corporate, sovereign (including supranational and sub-national), financial, bank, insurance, municipal and other public finance entities and the securities or other obligations they issue, as well as structured finance securities backed by receivables or other financial assets.

The terms “investment grade” and “speculative grade” have established themselves over time as shorthand to describe the categories ‘AAA’ to ‘BBB’ (investment grade) and ‘BB’ to ‘D’ (speculative grade). The terms “investment grade” and “speculative grade” are market conventions, and do not imply any recommendation or endorsement of a specific security for investment purposes. “Investment grade” categories indicate relatively low to moderate credit risk, while ratings in the “speculative” categories either signal a higher level of credit risk or that a default has already occurred.

A designation of “Not Rated” or “NR” is used to denote securities not rated by Fitch where Fitch has rated some, but not all, securities comprising an issuance capital structure.

Credit ratings express risk in relative rank order, which is to say they are ordinal measures of credit risk and are not predictive of a specific frequency of default or loss.

Fitch Ratings’ credit ratings do not directly address any risk other than credit risk. In particular, ratings do not deal with the risk of a market value loss on a rated security due to changes in interest rates, liquidity and other market considerations. However, in terms of payment obligation on the rated liability, market risk may be considered to the extent that it influences the ability of an issuer to pay upon a commitment. Ratings nonetheless do not reflect market risk to the extent that they influence the size or other conditionality of the obligation to pay upon a commitment (for example, in the case of index-linked bonds).

In the default components of ratings assigned to individual obligations or instruments, the agency typically rates to the likelihood of non-payment or default in accordance with the terms of that instrument’s documentation. In limited cases, Fitch Ratings may include additional considerations (i.e., rate to a higher or lower standard than that implied in the obligation’s documentation). In such cases, the agency will make clear the assumptions underlying the agency’s opinion in the accompanying rating commentary.

Fitch Long-Term Rating Scales

Issuer Credit Rating Scales

Rated entities in a number of sectors, including financial and non-financial corporations, sovereigns and insurance companies, are generally assigned Issuer Default Ratings (IDRs). IDRs opine on an entity’s relative vulnerability to default on financial obligations. The “threshold” default risk addressed by the IDR is generally that of the financial obligations whose non-payment would best reflect the uncured failure of that entity. As such, IDRs also address relative vulnerability to bankruptcy, administrative receivership or similar concepts, although the agency recognizes that issuers may also make pre-emptive and therefore voluntary use of such mechanisms.

In aggregate, IDRs provide an ordinal ranking of issuers based on the agency’s view of their relative vulnerability to default, rather than a prediction of a specific percentage likelihood of default. For historical information on the default experience of Fitch-rated issuers, please consult the transition and default performance studies available from the Fitch Ratings website.

AAA:	Highest credit quality. ‘AAA’ ratings denote the lowest expectation of default risk. They are assigned only in cases of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA:	Very high credit quality. ‘AA’ ratings denote expectations of very low default risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A:	High credit quality. ‘A’ ratings denote expectations of low default risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.

BBB:	Good credit quality. ‘BBB’ ratings indicate that expectations of default risk are currently low. The capacity for payment of financial commitments is considered adequate but adverse business or economic conditions are more likely to impair this capacity.

BB:	Speculative. ‘BB’ ratings indicate an elevated vulnerability to default risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial flexibility exists which supports the servicing of financial commitments.

B:	Highly speculative. ‘B’ ratings indicate that material default risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is vulnerable to deterioration in the business and economic environment.

CCC:	Substantial credit risk. Default is a real possibility.

CC:	Very high levels of credit risk. Default of some kind appears probable.

C:	Exceptionally high levels of credit risk. Default is imminent or inevitable, or the issuer is in standstill. Conditions that are indicative of a ‘C’ category rating for an issuer include:

a.	the issuer has entered into a grace or cure period following non-payment of a material financial obligation;

b.	the issuer has entered into a temporary negotiated waiver or standstill agreement following a payment default on a material financial obligation; or

c.	Fitch Ratings otherwise believes a condition of ‘RD’ or ‘D’ to be imminent or inevitable, including through the formal announcement of a coercive debt exchange.

RD:	Restricted default. ‘RD’ ratings indicate an issuer that in Fitch Ratings’ opinion has experienced an uncured payment default on a bond, loan or other material financial obligation but which has not entered into bankruptcy filings, administration, receivership, liquidation or other formal winding-up procedure, and which has not otherwise ceased business. This would include:

a.	the selective payment default on a specific class or currency of debt;

b.	the uncured expiry of any applicable grace period, cure period or default forbearance period following a payment default on a bank loan, capital markets security or other material financial obligation;

c.	the extension of multiple waivers or forbearance periods upon a payment default on one or more material financial obligations, either in series or in parallel; or

d.	execution of a coercive debt exchange on one or more material financial obligations.

D:	Default. ‘D’ ratings indicate an issuer that in Fitch Ratings’ opinion has entered into bankruptcy filings, administration, receivership, liquidation or other formal winding-up procedure, or which has otherwise ceased business.

Default ratings are not assigned prospectively to entities or their obligations, within this context, non-payment on an instrument that contains a deferral feature or grace period will generally not be considered a default until after the expiration of the deferral or grace period, unless a default is otherwise driven by bankruptcy or other similar circumstance, or by a coercive debt exchange.

“Imminent” default typically refers to the occasion where a payment default has been intimated by the issuer, and is all but inevitable. This may, for example, be where an issuer has missed a scheduled payment, but (as is typical) has a grace period during which it may cure the payment default. Another alternative would be where an issuer has formally announced a coercive debt exchange, but the date of the exchange still lies several days or weeks in the immediate future.

In all cases, the assignment of a default rating reflects the agency’s opinion as to the most appropriate rating category consistent with the rest of its universe of ratings, and may differ from the definition of default under the terms of an issuer’s financial obligations or local commercial practice.

Note: The modifiers “+” or “-” may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the ‘AAA’ Long-Term IDR category, or to Long-Term IDR categories below ‘B’.

Fitch Short-Term Rating Scales

A short-term issuer or obligation rating is based in all cases on the short-term vulnerability to default of the rated entity or security stream and relates to the capacity to meet financial obligations in accordance with the documentation governing the relevant obligation. Short-Term Ratings are assigned to obligations whose initial maturity is viewed as “short term” based on market convention. Typically, this means up to

13 months for corporate, sovereign, and structured obligations, and up to 36 months for obligations in U.S. public finance markets.

F1:	Highest short-term credit quality. Indicates the strongest intrinsic capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.

F2:	Good short-term credit quality. Good intrinsic capacity for timely payment of financial commitments.

F3:	Fair short-term credit quality. The intrinsic capacity for timely payment of financial commitments is adequate.

B:	Speculative short-term credit quality. Minimal capacity for timely payment of financial commitments, plus heightened vulnerability to near term adverse changes in financial and economic conditions.

C:	High short-term default risk. Default is a real possibility.

RD:	Restricted default. Indicates an entity that has defaulted on one or more of its financial commitments, although it continues to meet other financial obligations. Applicable to entity ratings only.

D:	Default. Indicates a broad-based default event for an entity, or the default of a short-term obligation.

APPENDIX B

Persons to Whom Invesco Provides

Non-Public Portfolio Holdings on an Ongoing Basis

(as of July 31, 2015)

Service Provider	Disclosure Category
ABN AMRO Financial Services, Inc.	Broker (for certain Invesco Funds)
Absolute Color	Financial Printer
Anglemyer & Co.	Analyst (for certain Invesco Funds)
Ballard Spahr Andrews & Ingersoll, LLP	Special Insurance Counsel
Barclays Capital, Inc.	Broker (for certain Invesco Funds)
Blaylock Robert Van LLC	Broker (for certain Invesco Funds)
BB&T Capital Markets	Broker (for certain Invesco Funds)
Bear Stearns Pricing Direct, Inc.	Pricing Vendor (for certain Invesco Funds)
BLNS Securities Ltd.	Broker (for certain Invesco Funds)
BOSC, Inc.	Broker (for certain Invesco Funds)
Brown Brothers Harriman & Co.	Securities Lender (for certain Invesco Funds)
Cabrera Capital Markets	Broker (for certain Invesco Funds)
Charles River Systems, Inc.	System Provider
Chas. P. Young Co.	Financial Printer
Cirrus Research, LLC	Trading System
Citigroup Global Markets, Inc.	Broker (for certain Invesco Funds)
Commerce Capital Markets	Broker (for certain Invesco Funds)
Crane Data, LLC	Analyst (for certain Invesco Funds)
Credit Suisse International / Credit Suisse Securities (Europe) Ltd.	Service Provider
Crews & Associates	Broker (for certain Invesco Funds)
D.A. Davidson & Co.	Broker (for certain Invesco Funds)
Dechert LLP	Legal Counsel
DEPFA First Albany	Broker (for certain Invesco Funds)
E.K. Riley Investments LLC	Broker (for certain Invesco Funds)
Empirical Research Partners	Analyst (for certain Invesco Funds)
Finacorp Securities	Broker (for certain Invesco Funds)
First Miami Securities	Broker (for certain Invesco Funds)
First Southwest Co.	Broker (for certain Invesco Funds)
First Tryon Securities	Broker (for certain Invesco Funds)
Fitch, Inc.	Rating & Ranking Agency (for certain Invesco Funds)
FT Interactive Data Corporation	Pricing Vendor
FTN Financial Group	Broker (for certain Invesco Funds)
GainsKeeper	Software Provider (for certain Invesco Funds)
GCom2 Solutions	Software Provider (for certain Invesco Funds)
George K. Baum & Company	Broker (for certain Invesco Funds)
Glass, Lewis & Co.	System Provider (for certain Invesco Funds)
Global Trading Analytics, LLC	Software Provider
Global Trend Alert	Analyst (for certain Invesco Funds)
Hattier, Sanford & Reynoir	Broker (for certain Invesco Funds)
Hutchinson, Shockey, Erley & Co.	Broker (for certain Invesco Funds)
ICI (Investment Company Institute)	Analyst (for certain Invesco Funds)
ICRA Online Ltd.	Rating & Ranking Agency (for certain Invesco Funds)
Lincoln Investment Advisors Corporation	Other
iMoneyNet, Inc.	Rating & Ranking Agency (for certain Invesco Funds)

Service Provider	Disclosure Category
Initram Data, Inc.	Pricing Vendor
Institutional Shareholder Services, Inc.	Proxy Voting Service (for certain Invesco Funds)
Invesco Investment Services, Inc.	Transfer Agent
Invesco Senior Secured Management, Inc.	System Provider (for certain Invesco Funds)
Investment Company Institute	Analyst (for certain Invesco Funds)
Investortools, Inc.	Broker (for certain Invesco Funds)
ITG, Inc.	Pricing Vendor (for certain Invesco Funds)
J.P. Morgan Securities, Inc.	Analyst (for certain Invesco Funds)
J.P. Morgan Securities Inc.\Citigroup Global Markets Inc.\JPMorgan Chase Bank, N.A.	Lender (for certain Invesco Funds)
J.P. Morgan Securities	Broker (for certain Invesco Funds)
Janney Montgomery Scott LLC	Broker (for certain Invesco Funds)
John Hancock Investment Management Services, LLC	Sub-advisor (for certain sub-advised accounts)
Jorden Burt LLP	Special Insurance Counsel
KeyBanc Capital Markets, Inc.	Broker (for certain Invesco Funds)
Kramer Levin Naftalis & Frankel LLP	Legal Counsel
Lebenthal & Co. LLC	Broker (for certain Invesco Funds)
Lipper, Inc.	Rating & Ranking Agency (for certain Invesco Funds)
Loan Pricing Corporation	Pricing Service (for certain Invesco Funds)
Loop Capital Markets	Broker (for certain Invesco Funds)
M.R. Beal	Broker (for certain Invesco Funds)
MarkIt Group Limited	Pricing Vendor (for certain Invesco Funds)
Merrill Communications LLC	Financial Printer
Mesirow Financial, Inc.	Broker (for certain Invesco Funds)
Middle Office Solutions	Software Provider
Moody’s Investors Service	Rating & Ranking Agency (for certain Invesco Funds)
Morgan Keegan & Company, Inc.	Broker (for certain Invesco Funds)
Morrison Foerster LLP	Legal Counsel
MS Securities Services, Inc. and Morgan Stanley & Co. Incorporated	Securities Lender (for certain Invesco Funds)
Muzea Insider Consulting Services, LLC	Analyst (for certain Invesco Funds)
Ness USA Inc.	System provider
Noah Financial, LLC	Analyst (for certain Invesco Funds)
Omgeo LLC	Trading System
Piper Jaffray	Analyst (for certain Invesco Funds)
Prager, Sealy & Co.	Broker (for certain Invesco Funds)
PricewaterhouseCoopers LLP	Independent Registered Public Accounting Firm (for all Invesco Funds)
Protective Securities	Broker (for certain Invesco Funds)
Ramirez & Co., Inc.	Broker (for certain Invesco Funds)
Raymond James & Associates, Inc.	Broker (for certain Invesco Funds)
RBC Capital Markets	Analyst (for certain Invesco Funds)
RBC Dain Rauscher Incorporated	Broker (for certain Invesco Funds)
Reuters America LLC	Pricing Service (for certain Invesco Funds)
Rice Financial Products	Broker (for certain Invesco Funds)
Robert W. Baird & Co. Incorporated	Broker (for certain Invesco Funds)
RR Donnelley Financial	Financial Printer
Ryan Beck & Co.	Broker (for certain Invesco Funds)
SAMCO Capital Markets, Inc.	Broker (for certain Invesco Funds)
Seattle-Northwest Securities Corporation	Broker (for certain Invesco Funds)
Siebert Brandford Shank & Co., L.L.C.	Broker (for certain Invesco Funds)

Service Provider	Disclosure Category
Simon Printing Company	Financial Printer
Southwest Precision Printers, Inc.	Financial Printer
Southwest Securities	Broker (for certain Invesco Funds)
Standard and Poor’s/Standard and Poor’s Securities Evaluations, Inc.	Pricing Service and Rating and Ranking Agency (each, respectively, for certain Invesco Funds)
StarCompliance, Inc.	System Provider
State Street Bank and Trust Company	Custodian, Lender, Securities Lender, and System Provider (each, respectively, for certain Invesco Funds)
Sterne, Agee & Leach, Inc.	Broker (for certain Invesco Funds)
Stifel, Nicolaus & Company, Incorporated	Broker (for certain Invesco Funds)
Stradley Ronon Stevens & Young, LLP	Legal Counsel
The Bank of New York	Custodian and Securities Lender (each, respectively, for certain Invesco Funds)
The MacGregor Group, Inc.	Software Provider
The Savader Group LLC	Broker (for certain Invesco Funds)
Thomson Information Services Incorporated	Software Provider
UBS Financial Services, Inc.	Broker (for certain Invesco Funds)
VCI Group Inc.	Financial Printer
Vining Sparks IBG	Broker (for Certain Invesco Funds)
W.H Mell Associates, Inc.	Broker (for certain Invesco Funds)
Wachovia National Bank, N.A.	Broker (for certain Invesco Funds)
Western Lithograph	Financial Printer
Wiley Bros. Aintree Capital L.L.C.	Broker (for certain Invesco Funds)
William Blair & Co.	Broker (for certain Invesco Funds)
XSP, LLC\Solutions Plus, Inc.	Software Provider

APPENDIX C

TRUSTEES AND OFFICERS

As of November 30, 2015

The address of each trustee and officer is 11 Greenway Plaza, Suite 1000, Houston, Texas 77046-1173. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust’s organizational documents. Each officer serves for a one year term or until their successors are elected and qualified. Column two below includes length of time served with predecessor entities, if any.

Name, year of Birth and Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 years	Number of Funds in Fund Complex Overseen by Trustee	Other Trusteeship(s)/ Directorship Held by Trustee/Director During Past 5 Years
Interested Trustees:

Martin L. Flanagan[1] - 1960 Trustee	2007

Executive Director, Chief Executive Officer and President, Invesco Ltd. (ultimate parent of Invesco and a global investment management firm); Advisor to the Board, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.); Trustee, The Invesco Funds; Vice Chair, Investment Company Institute; and Member of Executive Board, SMU Cox School of Business

Formerly: Chairman and Chief Executive Officer, Invesco Advisers, Inc. (registered investment adviser); Director, Chairman, Chief Executive Officer and President, IVZ Inc. (holding company), INVESCO Group Services, Inc. (service provider) and Invesco North American Holdings, Inc. (holding company); Director, Chief Executive Officer and President, Invesco Holding Company Limited (parent of Invesco and a global investment management firm); Director, Invesco Ltd.; Chairman, Investment Company Institute and President, Co-Chief Executive Officer, Co-President, Chief Operating Officer and Chief Financial Officer, Franklin Resources, Inc. (global investment management organization).

			145	None

Philip A. Taylor[2] - 1954 Trustee and Executive Vice President	2006	Head of North American Retail and Senior Managing Director, Invesco Ltd.; Director, Co-Chairman, Co-President and Co-Chief Executive Officer, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Director, Chairman, Chief Executive Officer and President, Invesco Management Group, Inc. (formerly known as Invesco Aim Management Group, Inc.) (financial services holding company); Director and Chairman, Invesco Investment Services, Inc. (formerly known as Invesco Aim Investment Services, Inc.) (registered transfer agent) Chief Executive Officer, Invesco Corporate Class Inc. (corporate mutual fund company; Director, Chairman and Chief Executive Officer, Invesco Canada Ltd. (formerly known as Invesco Trimark Ltd./Invesco Trimark Ltèe) (registered investment adviser and registered transfer agent); Trustee, President and Principal Executive Officer, The Invesco Funds (other than AIM Treasurer’s Series Trust (Invesco	145	None

[1]	Mr. Flanagan is considered an interested person (within the meaning of Section 2(a)(19) of the 1940 Act) of the Trust because he is an officer of the Adviser to the Trust, and an officer and a director of Invesco Ltd., ultimate parent of the Adviser.
[2]	Mr. Taylor is considered an interested person (within the meaning of Section 2(a)(19) of the 1940 Act) of the Trust because he is an officer and a director of the Adviser.

C-1

Name, year of Birth and Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 years	Number of Funds in Fund Complex Overseen by Trustee	Other Trusteeship(s)/ Directorship Held by Trustee/Director During Past 5 Years

Treasurer’s Series Trust), Short-Term Investments Trust and Invesco Management Trust); Trustee and Executive Vice President, The Invesco Funds (AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust), Short-Term Investments Trust and Invesco Management Trust only); Director, Invesco Investment Advisers LLC (formerly known as Van Kampen Asset Management); Director, Chief Executive Officer and President, Van Kampen Exchange Corp.

Formerly: Director and President, INVESCO Funds Group, Inc. (registered investment adviser and registered transfer agent); Director and Chairman, IVZ Distributors, Inc. (formerly known as INVESCO Distributors, Inc.) (registered broker dealer); Director, President and Chairman, Invesco Inc. (holding company),Invesco Canada Holdings Inc. (holding company), Trimark Investments Ltd./Placements Trimark Ltèe and Invesco Financial Services Ltd/Services Financiers Invesco Ltèe; Chief Executive Officer, Invesco Canada Fund Inc (corporate mutual fund company); Director and Chairman, Van Kampen Investor Services Inc.; Director, Chief Executive Officer and President, 1371 Preferred Inc. (holding company) and Van Kampen Investments Inc.; Director and President, AIM GP Canada Inc. (general partner for limited partnerships) and Van Kampen Advisors, Inc.; Director and Chief Executive Officer, Invesco Trimark Dealer Inc. (registered broker dealer); Director, Invesco Distributors, Inc. (formerly known as Invesco Aim Distributors, Inc.) (registered broker dealer); Manager, Invesco PowerShares Capital Management LLC; Director, Chief Executive Officer and President, Invesco Advisers, Inc.; Director, Chairman, Chief Executive Officer and President, Invesco Aim Capital Management, Inc.; President, Invesco Trimark Dealer Inc. and Invesco Trimark Ltd./Invesco Trimark Ltèe; Director and President, AIM Trimark Corporate Class Inc. and AIM Trimark Canada Fund Inc.; Senior Managing Director, Invesco Holding Company Limited; Director and Chairman, Fund Management Company (former registered broker dealer); President and Principal Executive Officer, The Invesco Funds (AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust), and Short-Term Investments Trust only); President, AIM Trimark Global Fund Inc. and AIM Trimark Canada Fund Inc.

Independent Trustees

Bruce L. Crockett – 1944 Trustee and Chair	1993	Chairman, Crockett Technologies Associates (technology consulting company) Formerly: Director, Captaris (unified messaging provider); Director, President and Chief Executive Officer, COMSAT Corporation; Chairman, Board of Governors of INTELSAT (international communications company); ACE Limited (insurance company); Independent Directors Council and Investment Company Institute	145	ALPS (Attorneys Liability Protection Society) (insurance company) and Globe Specialty Metals, Inc. (metallurgical company)

David C. Arch – 1945 Trustee	2010	Chairman of Blistex Inc., a consumer health care products manufacturer	145	Board member of the Illinois Manufacturers’ Association; Member of the Board of Visitors, Institute for the

C-2

Name, year of Birth and Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 years	Number of Funds in Fund Complex Overseen by Trustee	Other Trusteeship(s)/ Directorship Held by Trustee/Director During Past 5 Years
				Humanities, University of Michigan; Member of the Audit Committee of the Edward-Elmhurst Hospital

James T. Bunch – 1942 Trustee	2003	Managing Member, Grumman Hill Group LLC (family office/private equity investments) Formerly: Founder, Green Manning & Bunch Ltd. (investment banking firm) (1988-2010); Executive Committee, United States Golf Association: and Chairman, Board of Governors, Western Golf Association;	145	Chairman of the Board of Trustees, Evans Scholars Foundation; and Chairman of the Board, Denver Film Society

Rodney F. Dammeyer[3] – 1940 Trustee	2010

Chairman of CAC,LLC, (private company offering capital investment and management advisory services)

Formerly: Prior to 2001, Managing Partner at Equity Group Corporate Investments; Prior to 1995, Chief Executive Officer of Itel Corporation (formerly Anixter International); Prior to 1985, experience includes Senior Vice President and Chief Financial Officer of Household International, Inc., Executive Vice President and Chief Financial Officer of Northwest Industries, Inc. and Partner of Arthur Andersen & Co.; From 1987 to 2010, Director/Trustee of investment companies in the Van Kampen Funds complex

			145	Director of Quidel Corporation and Stericycle, Inc.

Albert R. Dowden – 1941 Trustee	2000

Director of a number of public and private business corporations, including the Boss Group, Ltd. (private investment and management); Nature’s Sunshine Products, Inc. and Reich & Tang Funds (5 portfolios) (registered investment company)

Formerly: Director, Homeowners of America Holding Corporation/Homeowners of America Insurance Company (property casualty company); Director, Continental Energy Services, LLC (oil and gas pipeline service); Director, CompuDyne Corporation (provider of product and services to the public security market) and Director, Annuity and Life Re (Holdings), Ltd. (reinsurance company); Director, President and Chief Executive Officer, Volvo Group North America, Inc.; Senior Vice President, AB Volvo; Director of various public and private corporations; Chairman, DHJ Media, Inc.; Director, Magellan Insurance Company; and Director, The Hertz Corporation, Genmar Corporation (boat manufacturer), National Media Corporation; Advisory Board of Rotary Power International (designer, manufacturer, and seller of rotary power engines); and Chairman, Cortland Trust, Inc. (registered investment company)

			145	Director of: Nature’s Sunshine Products, Inc., Reich & Tang Funds, Homeowners of America Holding Corporation/ Homeowners of America Insurance Company, the Boss Group

Jack M. Fields – 1952 Trustee	1997	Chief Executive Officer, Twenty First Century Group, Inc. (government affairs company); Owner and Chief Executive Officer, Dos Angeles Ranch, L.P. (cattle, hunting, corporate entertainment); and Discovery Global Education Fund (non-profit) Formerly: Chief Executive Officer, Texana Timber LP (sustainable	145	Insperity, Inc. (formerly known as Administaff)

[3]	As of close of business on December 31, 2015, Messrs. Dammeyer and Sonnenschein will retire as trustees of the Trust.

C-3

Name, year of Birth and Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 years	Number of Funds in Fund Complex Overseen by Trustee	Other Trusteeship(s)/ Directorship Held by Trustee/Director During Past 5 Years

		forestry company); Director of Cross Timbers Quail Research Ranch (non-profit); and member of the U.S. House of Representatives

Prema Mathai-Davis – 1950 Trustee	1998	Retired. Formerly: Chief Executive Officer, YWCA of the U.S.A.	145	None

Larry Soll – 1942 Trustee	2003	Retired. Formerly: Chairman, Chief Executive Officer and President, Synergen Corp. (a biotechnology company)	145	None

Hugo F. Sonnenschein[3] – 1940 Trustee	2010	President Emeritus and Honorary Trustee of the University of Chicago and the Adam Smith Distinguished Service Professor in the Department of Economics at the University of Chicago. Prior to 2000, President of the University of Chicago	145	Trustee of the University of Rochester and a member of its investment committee; Member of the National Academy of Sciences and the American Philosophical Society; Fellow of the American Academy of Arts and Sciences

Raymond Stickel, Jr. – 1944 Trustee	2005	Retired. Formerly: Director, Mainstay VP Series Funds, Inc. (25 portfolios) and Partner, Deloitte & Touche	145	None

Suzanne H. Woolsey – 1941 Trustee	2014	Chief Executive Officer of Woolsey Partners LLC	145	Emeritus Chair of the Board of Trustees of the Institute for Defense Analyses; Trustee of Colorado College; Trustee of California Institute of Technology; Prior to 2014, Director of Fluor Corp.; Prior to 2010, Trustee of the German Marshall Fund of the United States; Prior to 2010 Trustee of the Rocky Mountain Institute

Officers

Russell C. Burk – 1958 Senior Vice President and Senior Officer	2005	Senior Vice President and Senior Officer, The Invesco Funds	N/A	N/A

John M. Zerr – 1962	2006	Director, Senior Vice President, Secretary and General Counsel,	N/A	N/A

C-4

Name, year of Birth and Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 years	Number of Funds in Fund Complex Overseen by Trustee	Other Trusteeship(s)/ Directorship Held by Trustee/Director During Past 5 Years
Senior Vice President, Chief Legal Officer and Secretary

Invesco Management Group, Inc. (formerly known as Invesco Aim Management Group, Inc.) and Van Kampen Exchange Corp.; Senior Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Senior Vice President and Secretary, Invesco Distributors, Inc. (formerly known as Invesco Aim Distributors, Inc.); Director, Vice President and Secretary, Invesco Investment Services, Inc. (formerly known as Invesco Aim Investment Services, Inc.) Senior Vice President, Chief Legal Officer and Secretary, The Invesco Funds; Managing Director, Invesco PowerShares Capital Management LLC; Director, Secretary and General Counsel, Invesco Investment Advisers LLC (formerly known as Van Kampen Asset Management); Secretary and General Counsel, Invesco Capital Markets, Inc. (formerly known as Van Kampen Funds Inc.) and Chief Legal Officer, PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust, PowerShares Actively Managed Exchange-Traded Fund Trust, and PowerShares Actively Managed Exchange-Traded Commodity Fund Trust

Formerly: Director, Vice President and Secretary, IVZ Distributors, Inc. (formerly known as INVESCO Distributors, Inc.); Director and Vice President, INVESCO Funds Group, Inc.; Director and Vice President, Van Kampen Advisors Inc.; Director, Vice President, Secretary and General Counsel, Van Kampen Investor Services Inc.; Director, Invesco Distributors, Inc. (formerly known as Invesco Aim Distributors, Inc.); Director, Senior Vice President, General Counsel and Secretary, Invesco Aim Advisers, Inc. and Van Kampen Investments Inc.; Director, Vice President and Secretary, Fund Management Company; Director, Senior Vice President, Secretary, General Counsel and Vice President, Invesco Aim Capital Management, Inc.; Chief Operating Officer and General Counsel, Liberty Ridge Capital, Inc. (an investment adviser); Vice President and Secretary, PBHG Funds (an investment company) and PBHG Insurance Series Fund (an investment company); Chief Operating Officer, General Counsel and Secretary, Old Mutual Investment Partners (a broker-dealer); General Counsel and Secretary, Old Mutual Fund Services (an administrator) and Old Mutual Shareholder Services (a shareholder servicing center); Executive Vice President, General Counsel and Secretary, Old Mutual Capital, Inc. (an investment adviser); and Vice President and Secretary, Old Mutual Advisors Funds (an investment company)

Sheri Morris – 1964 Vice President, Treasurer and Principal Financial Officer	1999

Vice President, Treasurer and Principal Financial Officer, The Invesco Funds; Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); and Vice President, PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust, PowerShares Actively Managed Exchange-Traded Fund Trust, and PowerShares Actively Managed Exchange-Traded Commodity Fund Trust

Formerly: Vice President, Invesco Aim Advisers, Inc., Invesco Aim Capital Management, Inc. and Invesco Aim Private Asset Management, Inc.; Assistant Vice President and Assistant Treasurer, The Invesco Funds and Assistant Vice President, Invesco Advisers, Inc., Invesco Aim Capital Management, Inc. and

			N/A	N/A

C-5

Name, year of Birth and Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 years	Number of Funds in Fund Complex Overseen by Trustee	Other Trusteeship(s)/ Directorship Held by Trustee/Director During Past 5 Years
		Invesco Aim Private Asset Management, Inc.; and Treasurer, PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust and PowerShares Actively Managed Exchange-Traded Fund Trust

Karen Dunn Kelley – 1960 President and Principal Executive Officer	1989

Senior Managing Director, Investments, Invesco Ltd.; Director, Co-President, Co-Chief Executive Officer, and Co-Chairman, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Chairman, Invesco Senior Secured Management, Inc.; Senior Vice President, Invesco Management Group, Inc. (formerly known as Invesco Aim Management Group, Inc.); Executive Vice President, Invesco Distributors, Inc. (formerly known as Invesco Aim Distributors, Inc.); Director, Invesco Mortgage Capital Inc. and Invesco Management Company Limited; Vice President, The Invesco Funds (other than AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust), Short-Term Investments Trust and Invesco Management Trust); and President and Principal Executive Officer, The Invesco Funds (AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust), Short-Term Investments Trust and Invesco Management Trust only)

Formerly: Director and President, INVESCO Asset Management (Bermuda) Ltd., Director, INVESCO Global Asset Management Limited and INVESCO Management S.A.; Senior Vice President, Van Kampen Investments Inc. and Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.); Director of Cash Management and Senior Vice President, Invesco Advisers, Inc. and Invesco Aim Capital Management, Inc.; Director and President, Fund Management Company; Chief Cash Management Officer, Director of Cash Management, Senior Vice President, and Managing Director, Invesco Aim Capital Management, Inc.; Director of Cash Management, Senior Vice President, and Vice President, Invesco Advisers, Inc. and The Invesco Funds (AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust), and Short-Term Investments Trust only)

			N/A	N/A

Crissie M. Wisdom – 1969 Anti-Money Laundering Compliance Officer	2013	Anti-Money Laundering Compliance Officer, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser), Invesco Capital Markets, Inc. (formerly known as Van Kampen Funds Inc.), Invesco Distributors, Inc., Invesco Investment Services, Inc., Invesco Management Group, Inc., Van Kampen Exchange Corp., The Invesco Funds, and PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust, PowerShares Actively Managed Exchange-Traded Fund Trust and PowerShares Actively Managed Exchange-Traded Commodity Fund Trust; Anti-Money Laundering Compliance Officer and Bank Secrecy Act Officer, INVESCO National Trust Company and Invesco Trust Company; and Fraud Prevention Manager and Controls and Risk Analysis Manager for Invesco Investment Services, Inc.	N/A	N/A

Lisa O. Brinkley – 1959 Chief Compliance Officer	2015	Senior Vice President and Chief Compliance Officer, Invesco Advisers, Inc. (registered investment adviser) (formerly known as Invesco Institutional (N.A., Inc.); and Chief Compliance Officer, The Invesco Funds	N/A	N/A

C-6

Name, year of Birth and Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 years	Number of Funds in Fund Complex Overseen by Trustee	Other Trusteeship(s)/ Directorship Held by Trustee/Director During Past 5 Years

Formerly: Global Assurance Officer, Invesco Ltd. and Vice President, The Invesco Funds; Chief Compliance Officer, Invesco Distributors, Inc. (formerly known as Invesco Aim Distributors, Inc.), Invesco Investment Services, Inc.(formerly known as Invesco Aim Investment Services, Inc.) and Van Kampen Investor Services Inc.; Senior Vice President, Invesco Management Group, Inc.; Senior Vice President and Chief Compliance Officer, Invesco Advisers, Inc. and The Invesco Funds; Vice President and Chief Compliance Officer, Invesco Aim Capital Management, Inc. and Invesco Distributors, Inc.; Vice President, Invesco Investment Services, Inc. and Fund Management Company

C-7

Trustee Ownership of Fund Shares as of December 31, 2014

Name of Trustee	Dollar Range of Equity Securities Per Fund	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Invesco Funds
Interested Persons
Martin L. Flanagan	None	Over $100,000
Philip A. Taylor	None	$1-$10,000
Independent Trustees
David C. Arch	None	Over $100,000
James T. Bunch	None	Over $100,000[4]
Bruce L. Crockett	None	Over $100,000[4]
Rodney F. Dammeyer	None	Over $100,000
Albert R. Dowden	None	Over $100,000
Jack M. Fields	None	Over $100,000[4]
Prema Mathai-Davis	None	Over $100,000[4]
Larry Soll	None	Over $100,000[4]
Hugo F. Sonnenschein	None	Over $100,000
Raymond Stickel, Jr.	None	Over $100,000
Suzanne H. Woolsey[5]	None	Over $100,000

[4]	Includes total amount of compensation deferred by the trustee at his or her election pursuant to a deferred compensation plan. Such deferred compensation is placed in a deferral account and deemed to be invested in one or more of the Invesco Funds.
[5]	Ms. Suzanne H. Woolsey was elected as trustee of the Trust effective August 29, 2014.

C-8

APPENDIX D

TRUSTEE COMPENSATION TABLE

Set forth below is information regarding compensation paid or accrued for each trustee of the Trust who was not affiliated with Invesco during the year ended December 31, 2014.

Trustee	Aggregate Compensation from the Trust(1)	Retirement Benefits Accrued By All Invesco Funds	Estimated Annual Benefits Upon Retirement for Invesco Funds(2)	Total Compensation from All Invesco Funds Paid to the Trustees(3)
Independent Trustees(4)
David C. Arch	$37,655	—	$205,000	$384,500
James T. Bunch	44,061	—	205,000	356,800
Bruce L. Crockett	77,693	—	205,000	661,000
Rodney Dammeyer	40,560	—	205,000	332,100
Albert R. Dowden	43,459	—	205,000	372,900
Jack M. Fields	40,560	—	205,000	345,700
Prema Mathai-Davis	43,368	—	205,000	372,900
Larry Soll	44,061	—	226,783	372,900
Hugo F. Sonnenschein	40,560	—	205,000	411,700
Raymond Stickel, Jr.	47,264	—	205,000	400,100
Suzanne H. Woolsey(5)	37,655	—	—	253,500
Officer
Russell Burk	100,954	N/A	N/A	713,940

1.	Amounts shown are based on the fiscal year ended August 31, 2015. The total amount of compensation deferred by all trustees of the Trust during the fiscal year ended August 31, 2015, including earnings, was $84,307.
2.	These amounts represent the estimated annual benefits payable by the Invesco Funds upon the trustees’ retirement and assumes each trustee serves until his or her normal retirement date. These amounts are not adjusted to reflect deemed investment appreciation or depreciation.
3.	All trustees currently serve as trustee of 30 registered investment companies advised by Invesco.
4.	On December 31, 2015 Mr. Wayne W. Whalen, interested trustee and Frank S. Bayley retired. During the fiscal year ended August 31, 2015, compensation from the Trust for both Messrs. Whalen and Bayley was $22,981.
5	Ms. Suzanne H. Woolsey was elected as trustee of the Trust effective August 29, 2014.

D-1

APPENDIX E

PROXY POLICIES AND PROCEDURES

Proxy Policies and Procedures

for

Invesco Advisers, Inc.

I.1.       PROXY POLICIES AND PROCEDURES – INVESCO ADVISERS

Applicable to	All Advisory Clients, including the Invesco Funds
Risk Addressed by Policy	Breach of fiduciary duty to client under Investment Advisers Act of 1940 by placing Invesco personal interests ahead of client’s best interests in voting proxies
Relevant Law and Other Sources	Investment Advisers Act of 1940
Last ☑ Reviewed ☐ Revised by Compliance for Accuracy	October 6, 2015
Policy/Procedure Owner	US Compliance, Invesco US Proxy Advisory Committee, and Legal
Policy Approver	Invesco Advisers, Inc., Invesco Funds Board
Approved/Adopted Date	October 20-21, 2015

The following policies and procedures apply to all institutional and retail funds and accounts that have explicitly authorized Invesco Advisers, Inc. to vote proxies associated with securities held on their behalf (collectively, “Clients”).

A. GUIDING PRINCIPLES

Public companies hold meetings for shareholders, during which important issues, such as appointments to the company’s board of directors, executive compensation, and the selection of auditors, are addressed and, where applicable, voted on by shareholders. Proxy voting gives shareholders the opportunity to vote on issues that impact a company’s operations and policies without attending the meetings.

Invesco views proxy voting as an integral part of its investment management responsibilities and believes that the right to vote proxies should be managed with the same high standards of care and fiduciary duty to its Clients as all other elements of the investment process. Invesco’s proxy voting philosophy, governance structure and process are designed to ensure that proxy votes are cast in accordance with Clients’ best interests, which Invesco interprets to mean Clients’ best economic interests, and Invesco’s established proxy voting policies and procedures.

The primary aim of Invesco’s proxy policies is to encourage a culture of performance among the companies in which Invesco invests on behalf of Clients, rather than one of mere conformance with a prescriptive set of rules and constraints. Rigid adherence to a checklist approach to corporate governance issues is, in itself, unlikely to maximize shareholder value.

The proxy voting process at Invesco, which is driven by investment professionals, focuses on the following

•

maximizing long-term value for Clients and protecting Clients’ rights and promoting governance structures and practices that reinforce the accountability of corporate management and boards of directors to shareholders;

•

reflecting Invesco’s belief that environmental, social and corporate governance proposals can influence long-term shareholder value and should be voted in a manner where such long-term shareholder value is maximized; and

•	addressing potential conflicts of interest that may arise from time to time in the proxy voting process.

B. OPERATING PROCEDURES AND RESPONSIBLE PARTIES

Proxy Administration – In General

Guided by its philosophy that proxy voting is an asset that is to be managed by each investment team, consistent with that team’s view as to the best economic interest of Clients, Invesco has created the Invesco US Proxy Advisory Committee (“IUPAC”). The IUPAC is an investments-driven committee comprised of representatives from each investment management team and Invesco’s Head of Proxy Administration. IUPAC provides a forum for investment teams to monitor, understand and discuss key proxy issues and voting trends within the Invesco complex. Absent a conflict of interest, the IUPAC representative for each investment team, in consultation with his or her team, is responsible for voting proxies for the securities the team manages. In addition to IUPAC, the Invesco mutual fund board of trustees provides oversight of the proxy process through quarterly reporting and an annual in-person presentation by the Head of Proxy Administration. IUPAC and Invesco’s proxy administration team, compliance and legal teams regularly communicate and review Invesco’s proxy policies and procedures to ensure that they remain consistent with Clients’ best interests, regulatory requirements, governance trends and industry best practices.

Use of Third Party Proxy Advisory Services

Representatives of the IUPAC have direct access to third party proxy advisory analyses and recommendations (currently provided by Glass Lewis (“GL”) and Institutional Shareholder Services, Inc. (“ISS”)), among other research tools, and use the information gleaned from those sources to make independent voting decisions.

Invesco’s proxy administration team performs extensive initial and ongoing due diligence on the proxy advisory firms that it engages. When deemed appropriate, representatives from the firms are asked to deliver updates directly to the mutual fund board of trustees. IUPAC conducts semi-annual, in-person policy roundtables with key heads of research from ISS and GL to ensure transparency, dialogue and engagement with the firms. These meetings provide Invesco with an opportunity to assess the firms’ capabilities, conflicts of interest and service levels, as well as provide investment professionals with direct insight into the advisory firms’ stances on key governance and proxy topics and their policy framework/methodologies. Invesco’s proxy administration team also reviews the annual SSAE 16 reports for, and the periodic proxy guideline updates published by, each proxy advisory firm to ensure that their guidelines remain consistent with Invesco’s policies and procedures. Furthermore, each proxy advisory firm completes an annual due diligence questionnaire submitted by Invesco, and Invesco conducts on-site due diligence at each firm, in part to discuss their responses to the questionnaire.

If Invesco becomes aware of any material inaccuracies in the information provided by ISS or GL, Invesco’s proxy administration team will investigate the matter to determine the cause, evaluate the adequacy of the proxy advisory firm’s control structure and assess the efficacy of the measures instituted to prevent further errors.

ISS and GL provide updates to previously issued proxy reports when necessary to incorporate newly available information or to correct factual errors. ISS also has a Feedback Review Board, which provides a mechanism for stakeholders to communicate with ISS about issues related to proxy voting and policy formulation, research, and the accuracy of data contained in ISS reports.

Proxy Voting Platform and Administration

Invesco maintains a proprietary global proxy administration platform, supported by the Head of Proxy Administration and a dedicated team of internal proxy specialists. The platform streamlines the proxy voting and ballot reconciliation processes, as well as related functions such as share blocking and issuer/shareholder engagement. Invesco believes that managing these processes internally, as opposed to relying on third parties, gives Invesco greater quality control, oversight and independence in the proxy administration process.

The platform also includes advanced global reporting and record-keeping capabilities regarding proxy matters (including reporting by business unit, issuer or issue) that enable Invesco to satisfy client, regulatory and management requirements. Historical proxy voting information, including commentary by investment professionals regarding the votes they cast, is stored in order to build institutional knowledge over time across the Invesco complex with respect to individual companies and proxy issues. Investment professionals also use the platform to access third-party proxy research.

C. Proxy Voting Guidelines (the “Guidelines”)

The following guidelines describe Invesco’s general positions with regard to various common proxy issues. The guidelines are not intended to be exhaustive or prescriptive. As noted above, Invesco’s proxy process is investor-driven, and each investment team retains ultimate discretion to vote proxies in the manner they deem to be the most appropriate, consistent with the proxy voting principles and philosophy discussed above. Individual proxy votes therefore will differ from these guidelines from time to time.

I.	Corporate Governance

Management teams of companies are accountable to the boards of directors and directors of publicly held companies are accountable to shareholders. Invesco endeavors to vote the proxies of companies in a manner that will reinforce the notion of a board’s accountability. Consequently, Invesco generally votes against any actions that would impair the rights of shareholders or would reduce shareholders’ influence over the board.

The following are specific voting issues that illustrate how Invesco applies this principle of accountability.

•

Elections of directors In uncontested director elections for companies that do not have a controlling shareholder, Invesco generally votes in favor of slates if they are comprised of at least a majority of independent directors and if the boards’ key committees are fully independent. Key committees include the audit, compensation and governance or nominating Committees. Invesco’s standard of independence excludes directors who, in addition to the directorship, have any material business or family relationships with the companies they serve. Contested director elections are evaluated on a case-by-case basis.

•

Director performance Invesco generally withholds votes from directors who exhibit a lack of accountability to shareholders, either through their level of attendance at meetings or by adopting or approving egregious corporate-governance or other policies. In cases of material financial restatements, accounting fraud, habitually late filings, adopting shareholder rights plan (“poison pills”) without shareholder approval, or other areas of poor performance, Invesco may withhold votes from some or all of a company’s directors. In situations where directors’ performance is a concern, Invesco may also support shareholder proposals to take corrective actions, such as so-called “clawback” provisions.

•

Auditors and Audit Committee members Invesco believes a company’s audit committee has a high degree of responsibility to shareholders in matters of financial disclosure, integrity of the financial statements and effectiveness of a company’s internal controls. Independence, experience and financial expertise are critical elements of a well-functioning audit committee. When electing directors who are members of a company’s audit committee, or when ratifying a company’s auditors, Invesco considers the past performance of the committee and holds its members accountable for the quality of the company’s financial statements and reports.

•

Majority standard in director elections The right to elect directors is the single most important mechanism shareholders have to promote accountability. Invesco supports the nascent effort to reform the U.S. convention of electing directors, and generally votes in favor of proposals to elect directors by a majority vote.

•

Staggered Boards/Annual Election of Directors Invesco generally supports proposals to elect each director annually rather than electing directors to staggered multi-year terms because annual elections increase a board’s level of accountability to its shareholders.

•

Supermajority voting requirements Unless required by law in the state of incorporation, Invesco generally votes against actions that would impose any supermajority voting requirement, and generally supports actions to dismantle existing supermajority requirements.

•	Responsiveness of Directors Invesco generally withholds votes for directors who do not adequately respond to shareholder proposals that were approved by a majority of votes cast the prior year.

•

Cumulative voting The practice of cumulative voting can enable minority shareholders to have representation on a company’s board. Invesco generally supports proposals to institute the practice of cumulative voting at companies whose overall corporate-governance standards indicate a particular need to protect the interests of minority shareholders.

•

Proxy access Invesco generally supports shareholders’ nominations of directors in the proxy statement and ballot because it increases the accountability of the board to shareholders. Invesco will generally consider the proposed minimum period of ownership (e.g., three years), minimum ownership percentage (e.g., three percent), limitations on a proponent’s ability to aggregate holdings with other shareholders and the maximum percentage of directors who can be nominated when determining how to vote on proxy access proposals.

•

Shareholder access On business matters with potential financial consequences, Invesco generally votes in favor of proposals that would increase shareholders’ opportunities to express their views to boards of directors, proposals that would lower barriers to shareholder action and proposals to promote the adoption of generally accepted best practices in corporate governance. Furthermore, Invesco generally votes for shareholder proposals that are designed to protect shareholder rights if a company’s corporate governance standards indicate that such additional protections are warranted.

•

Exclusive Forum Invesco generally supports proposals that would designate a specific jurisdiction in company bylaws as the exclusive venue for certain types of shareholder lawsuits in order to reduce costs arising out of multijurisdictional litigation.

II.	Compensation and Incentives

Invesco believes properly constructed compensation plans that include equity ownership are effective in creating incentives that induce management and employees of companies to create greater shareholder wealth. Invesco generally supports equity compensation plans that promote the proper alignment of incentives with shareholders’ long-term interests, and generally votes against plans that are overly dilutive to existing shareholders, plans that contain objectionable structural features, and plans that appear likely to reduce the value of the Client’s investment.

Following are specific voting issues that illustrate how Invesco evaluates incentive plans.

•

Executive compensation Invesco evaluates executive compensation plans within the context of the company’s performance under the executives’ tenure. Invesco believes independent compensation committees are best positioned to craft executive-compensation plans that are suitable for their company-specific circumstances. Invesco views the election of independent compensation committee members as the appropriate mechanism for shareholders to express their approval or disapproval of a company’s compensation practices. Therefore, Invesco generally does not support shareholder proposals to limit or eliminate certain forms of executive compensation. In the interest of reinforcing the notion of a compensation committee’s accountability to shareholders, Invesco generally supports proposals requesting that companies subject each year’s compensation record to an advisory shareholder vote, or so-called “say on pay” proposals.

•

Equity-based compensation plans Invesco generally votes against plans that contain structural features that would impair the alignment of incentives between shareholders and management. Such features include the ability to reprice or reload options without shareholder approval, the ability to issue options below the stock’s current market price, or the ability automatically to replenish shares without shareholder approval.

•

Employee stock-purchase plans Invesco generally supports employee stock-purchase plans that are reasonably designed to provide proper incentives to a broad base of employees, provided that the price at which employees may acquire stock is at most a 15 percent discount from the market price.

•

Severance agreements Invesco generally votes in favor of proposals requiring advisory shareholder ratification of executives’ severance agreements. However, Invesco generally opposes proposals requiring such agreements to be ratified by shareholders in advance of their adoption. Given the vast differences that may occur in these agreements, some severance agreements are evaluated on an individual basis.

III.	Capitalization

Examples of management proposals related to a company’s capital structure include authorizing or issuing additional equity capital, repurchasing outstanding stock, or enacting a stock split or reverse stock split. On requests for additional capital stock, Invesco analyzes the company’s stated reasons for the request. Except where the request could adversely affect the Client’s ownership stake or voting rights, Invesco generally supports a board’s decisions on its needs for additional capital stock. Some capitalization proposals require a case-by-case analysis. Examples of such proposals include authorizing common or preferred stock with special voting rights, or issuing additional stock in connection with an acquisition.

IV.	Mergers, Acquisitions and Other Corporate Actions

Issuers occasionally require shareholder approval to engage in certain corporate actions such as mergers, acquisitions, name changes, dissolutions, reorganizations, divestitures and reincorporations and the votes for these types of corporate actions are generally determined on a case-by-case basis.

V.	Anti-Takeover Measures

Practices designed to protect a company from unsolicited bids can adversely affect shareholder value and voting rights, and they potentially create conflicts of interests among directors, management and shareholders. Except under special issuer-specific circumstances, Invesco generally votes to reduce or eliminate such measures. These measures include adopting or renewing “poison pills”, requiring supermajority voting on certain corporate actions, classifying the election of directors instead of electing each director to an annual term, or creating separate classes of common or preferred stock with special voting rights. Invesco generally votes against management proposals to impose these types of measures, and generally votes for shareholder proposals designed to reduce such measures. Invesco generally supports shareholder proposals directing companies to subject their anti-takeover provisions to a shareholder vote.

VI.	Environmental, Social and Corporate Responsibility Issues

Invesco believes that a company’s response to environmental, social and corporate responsibility issues and the risks attendant to them can have a significant effect on its long-term shareholder value. Invesco recognizes that to manage a corporation effectively, directors and management must consider not only the interest of shareholders, but also the interests of employees, customers, suppliers and creditors, among others. While Invesco generally affords management discretion with respect to the operation of a company’s business, Invesco will evaluate such proposals on a case-by-case basis and will vote proposals relating to these issues in a manner intended to maximize long-term shareholder value.

VII.	Routine Business Matters

Routine business matters rarely have the potential to have a material effect on the economic prospects of Clients’ holdings, so Invesco generally supports a board’s discretion on these items. However, Invesco generally votes against proposals where there is insufficient information to make a decision about the nature of the proposal. Similarly, Invesco generally votes against proposals to conduct other unidentified business at shareholder meetings.

D.	EXCEPTIONS

Client Maintains Right to Vote Proxies

In the case of institutional or sub-advised Clients, Invesco will vote the proxies in accordance with these Guidelines unless the Client retains, in writing, the right to vote or the named fiduciary of a Client (e.g., the plan sponsor of an ERISA Client) retains in writing the right to direct the plan trustee or a third party to vote proxies.

Voting for Certain Investment Strategies

For proxies held by certain Client accounts managed in accordance with fixed income, money market and index strategies, Invesco will typically vote in line with the majority of the rest of the shares voted by Invesco outside of those strategies (“Majority Voting”). In this manner Invesco seeks to leverage the expertise and comprehensive proxy voting reviews conducted by teams employing active equity strategies, which typically incorporate analysis of proxy issues as a core component of the investment process. Portfolio managers for accounts employing Majority Voting still retain full discretion to override Majority Voting and to vote the shares as they determine to be in the best interest of Clients, absent certain types of conflicts of interest, which are discussed elsewhere in these policies and procedures.

For cash sweep investment vehicles selected by a Client but for which Invesco has proxy voting authority over the account and where no other Invesco client holds the same securities, Invesco will vote proxies based on ISS recommendations.

Proxy Constraints

In certain circumstances, Invesco may refrain from voting where the economic or other opportunity cost of voting a company’s proxy exceeds any anticipated benefits of that proxy proposal. In addition, there may be instances in which Invesco is unable to vote all of its Clients’ proxies despite using commercially reasonable efforts to do so. Particular examples of such instances include, but are not limited to, the following:

•

When securities are participating in an Invesco securities lending program, Invesco determines whether to terminate the loan by weighing the benefit to the Client of voting a particular proxy versus the revenue lost by terminating the loan and recalling the securities.

•

In some countries the exercise of voting rights requires the Client to submit to “share-blocking.” Invesco generally refrains from voting proxies in share-blocking countries unless the portfolio manager determines that the benefit to the Client(s) of voting a specific proxy outweighs the Client’s temporary inability to sell the security.

•	An inability to receive proxy materials from our Clients’ custodians with sufficient time and information to make an informed voting decision.

•

Some non-U.S. companies require a representative to attend meetings in person in order to vote a proxy. In such cases, Invesco may determine that the costs of sending a representative or signing a power-of-attorney outweigh the benefit of voting a particular proxy.

In the great majority of instances Invesco is able to vote U.S. and non-U.S. proxies successfully. It is important to note that Invesco makes voting decisions for non-U.S. issuers using these Guidelines as its framework, but also takes into account the corporate governance standards, regulatory environment and generally reasonable and governance-minded practices of the local market.

E.	Resolving potential conflicts of interest

Firm Level Conflicts of Interest

A potential conflict of interest arises when Invesco votes a proxy for an issuer with which it also maintains a material business relationship. Examples could include issuers that are distributors of Invesco’s products, or issuers that employ Invesco to manage portions of their retirement plans or treasury accounts. Invesco’s proxy administration team maintains a list of all issuers for which a conflict of interest exists.

If the proposal that gives rise to the potential conflict is specifically addressed by the Guidelines, Invesco generally will vote the proxy in accordance therewith. Otherwise, based on a majority vote of its members, IUPAC will vote the proxy.

Because the Guidelines are pre-determined and crafted to be in the best economic interest of Clients, applying the Guidelines to vote Client proxies should, in most instances, adequately resolve any potential conflict of interest. As an additional safeguard against potential conflicts, persons from Invesco’s marketing, distribution and other customer-facing functions are not members of IUPAC.

Voting of Proxies Related to Invesco Ltd. In order to avoid any appearance of a conflict of interest, Invesco will not vote proxies issued by, or related to matters involving, Invesco Ltd. that may be held by Clients from time to time.

Personal Conflicts of Interest If any member of IUPAC has a personal conflict of interest with respect to a company or an issue presented for voting, that IUPAC member will inform IUPAC of such conflict and will abstain from voting on that company or issue. All IUPAC members shall sign an annual conflicts of interest memorandum.

Funds of Funds Some Invesco Funds offering diversified asset allocation within one investment vehicle own shares in other Invesco Funds. A potential conflict of interest could arise if an underlying Invesco Fund has a shareholder meeting with any proxy issues to be voted on, because Invesco’s asset-allocation funds or target-maturity funds may be large shareholders of the underlying fund. In order to avoid any potential for a conflict, the asset-allocation funds and target maturity funds vote their shares in the same proportion as the votes of the external shareholders of the underlying fund.

F. RECORDKEEPING

Invesco’s proxy administration team will be responsible for all Proxy Voting record keeping.

G.	Policies and Vote Disclosure

A copy of these Guidelines and the voting record of each Invesco Retail Fund are available on Invesco’s web site, www.invesco.com. In accordance with Securities and Exchange Commission regulations, all Invesco Funds file a record of all proxy-voting activity for the prior 12 months ending June 30th. That filing is made on or before August 31st of each year. In the case of institutional and sub-advised Clients, Clients may contact their client service representative to request information about how Invesco voted proxies on their behalf. Absent specific contractual guidelines, such requests may be made on a semi-annual basis.

Proxy Policies and Procedures

for

Invesco Asset Management Limited (UK)

Invesco Perpetual Policy on Corporate Governance and Stewardship

Invesco Perpetual

Policy on Corporate Governance and Stewardship

Contents

Page	Section

01	1.	Introduction

01	2.	Scope

02	3.	Responsible voting

02	4.	Voting procedures

03	5.	Dialogue with companies

03	6.	Non-routine resolutions and other topics

04	7.	Evaluation of companies’ environmental, social and governance arrangements (ESG)

04	8.	Disclosure and reporting

05	9.	UK Stewardship Code

07		Appendix 1 — Voting on shares listed outside of the UK, Europe and the US

Invesco Perpetual Policy on Corporate Governance and Stewardship	01

1. Introduction

Invesco Perpetual (IP), a business name of Invesco Asset Management Limited, has adopted a clear and considered policy towards its responsibility as a shareholder on behalf of all investors in portfolios managed by them. As part of this policy, IP will take steps to satisfy itself about the extent to which the companies in which it invests look after shareholder value in their companies and comply with local recommendations and practices, such as the UK Corporate Governance Code issued by the Financial Reporting Council and the U.S. Department of Labor Interpretive Bulletins.

IP has a responsibility to optimise returns to its clients. As a core part of the investment process, IP’s fund managers will endeavour to establish a dialogue with company management to promote company decision making that is in the best interests of shareholders, and is in accordance with good Corporate Governance principles.

Being a major shareholder in a company is more than simply expecting to benefit in its future earnings streams. In IP’s view, it is about helping to provide the capital a company needs to grow, about being actively involved in its strategy, when necessary, and helping to ensure that shareholder interests are always at the forefront of management’s thoughts.

IP primarily defines stewardship as representing the best interests of clients in its fiduciary role as a discretionary asset manager (not asset owner) and as an institutional shareholder, i.e. an organization which pools large sums of money and invest those sums in securities, real property and other investment assets. This is considered more appropriate than undertaking the stewardship of investee companies, which we believe should always remain the responsibility of the directors and executives of those companies. IP may at times seek to influence strategies of investee companies, where appropriate, on behalf of its clients, but IP will never seek to be involved in the day to day running of any investee companies.

IP considers that shareholder activism is fundamental to good Corporate Governance. Although this does not entail intervening in daily management decisions, it does involve supporting general standards for corporate activity and, where necessary, taking the initiative to ensure those standards are met, with a view to protecting and enhancing value for our investors in our portfolios.

Engagement will also be proportionate and will reflect the size of holdings, length of holding period and liquidity of the underlying company shares. This is because in most of IP’s investment jurisdictions, the only effective remedy of last resort available to shareholders, other than liquidating their share ownership, is the removal of directors.

2. Scope

The scope of this policy covers all portfolios that are managed by the IP investment teams located in Henley on Thames, United Kingdom and specifically excludes portfolios that are managed by other investment teams within the wider Invesco group that have their own voting, corporate governance and stewardship policies. As an example, within IP’s ICVC range the following funds are excluded: IP UK Enhanced Index, IP Hong Kong & China, IP Japanese Smaller Companies, IP Global Balanced Index, IP Global ex-UK Core Equity Index, IP Global ex-UK Enhanced Index and the IP Balanced Risk 6, 8 and 10 funds.

Invesco Perpetual Policy on Corporate Governance and Stewardship	02

3. Responsible voting

One important means of putting shareholder responsibility into practice is via the exercising of voting rights. In deciding whether to vote, IP will take into account such factors as the likely impact of voting on management activity, and where expressed, the preference of clients in portfolios managed by them. As a result of these two factors, IP will tend to vote on all UK, European and US shares but to vote on a more selective basis on other shares. (See Appendix I – Voting on shares listed outside of the UK, Europe and the US).

IP considers that the voting rights attached to its clients’ investments should be actively managed with the same duty of care as that applied to all other aspects of asset administration. As such, voting rights will be exercised on an informed and independent basis, and will not simply be passed back to the company concerned for discretionary voting by the Chairman.

In voting for or against a proposal, IP will have in mind three objectives, as follows:

-	To protect the rights of its clients

-	To minimise the risk of financial or business impropriety within the companies in which its clients are invested, and

-	To protect the long-term value of its clients’ investments.

It is important to note that, when exercising voting rights, the third option of abstention can also be used as a means of expressing dissatisfaction, or lack of support, to a board on any particular issue. Additionally, in the event of a conflict of interest arising between IP and its clients over a specific issue, IP will either abstain or seek instruction from each client.

IP will actively exercise the voting rights represented by the shares it manages on behalf of its clients where it is granted the discretion to do so. In certain circumstances the discretion is retained by the client, where they wish to be responsible for applying their own right to vote.

Note: Share blocking

Generally, IP will not vote where this results in shares being blocked from trading for a period of more than a few hours. IP considers that it is not in the interest of clients that their shares are blocked at a potentially sensitive time, such as the time around a shareholder meeting.

4. Voting procedures

IP will endeavour to keep under regular review with trustees, depositaries, custodians and third party proxy voting services the practical arrangements for circulating company resolutions and notices of meetings and for exercising votes in accordance with standing or special instructions. Although IP’s proxy voting service will provide research and recommendations for each resolution, each fund manager will cast their vote independently considering their own research and dialogue with company management.

Proxy voting research and services are currently provided by Institutional Shareholder Services (ISS), part of the RiskMetrics Group.

IP will endeavour to review regularly any standing or special instructions on voting and where possible, discuss with company representatives any significant issues.

IP will take into account the implications of stock lending arrangements where this is relevant (that is, when stock is lent to the extent permitted by local regulations, the voting rights attaching to that stock pass to the borrower). However, IP does not currently enter into any stock lending arrangements as it believes the facility does not support active shareholder engagement.

Invesco Perpetual Policy on Corporate Governance and Stewardship	03

5. Dialogue with companies

IP will endeavour, where practicable and in accordance with its investment approach, to enter into a dialogue with companies’ management based on the mutual understanding of objectives. This dialogue is likely to include regular meetings with company representatives to explore any concerns about corporate governance where these may impact on the best interests of clients. In discussion with company boards and senior non-Executive Directors, IP will endeavour to cover any matters of particular relevance to investee company shareholder value.

Those people on the inside of a company, most obviously its executives, know their businesses much more intimately. Therefore, it is usually appropriate to leave strategic matters in their hands. However, if that strategy is not working, or alternatives need exploring, IP will seek to influence the direction of that company where practicable. In IP’s view, this is part of its responsibility to investors, where possible, in shaping strategy. Ultimately the business’ performance will have an impact on the returns generated by IP’s portfolios, whether it is in terms of share price performance or dividends, and IP wants to seek to ensure that the capital IP has invested on behalf of its clients is being used as effectively as possible. In the majority of cases IP is broadly in agreement with the direction of a company that it has invested in, as its initial decision to invest will have taken these factors into account. But these issues demand regular review, which can only be achieved through company meetings.

The building of this relationship facilitates frank and open discussion, and on-going interaction is an integral part of the fund manager’s role. The fact that IP has been a major shareholder in a number of companies for a long time, in particular within its domestic UK portfolios, reflects both the fact that IP’s original investments were based on a joint understanding of where the businesses were going and the ability of the companies’ management to execute that plan. Inevitably there are times when IP’s views diverge from those of the companies’ executives but, where possible, it attempts to work with companies towards a practical solution. However, IP believes that its status as part-owner of companies means that it has both the right and the responsibility to make its views known. The option of selling out of those businesses is always open, but normally IP prefers to push for change, even if this can be a slow process.

Specifically when considering resolutions put to shareholders, IP will pay attention to the companies’ compliance with the relevant local requirements. In addition, when analysing companies’ prospects for future profitability and hence returns to shareholders, IP will take many variables into account, including but not limited to, the following:

-	Nomination and audit committees

-	Remuneration committee and directors’ remuneration

-	Board balance and structure

-	Financial reporting principles

-	Internal control system and annual review of its effectiveness

-	Dividend and Capital Management policies

-	Socially Responsible Investing policies

6. Non-routine resolutions and other topics

These will be considered on a case-by-case basis and where proposals are put to the vote will require proper explanation and justification by (in most instances) the Board. Examples of such proposals would be all political donations and any proposal made by a shareholder or body of shareholders (typically a pressure group).

Apart from the three fundamental voting objectives set out under ‘Responsible Voting’ above, considerations that IP might apply to non-routine proposals will include:

-	The degree to which the company’s stated position on the issue could affect its reputation and/ or sales, or leave it vulnerable to boycott or selective purchasing

-	Peer group response to the issue in question

-	Whether implementation would achieve the objectives sought in the proposal

-	Whether the matter is best left to the Board’s discretion.

Invesco Perpetual Policy on Corporate Governance and Stewardship	04

7. Evaluation of companies’ environmental, social and governance arrangements

At IP, each fund manager is individually responsible for environmental, social and governance (ESG) matters, rather than utilising ESG professionals or an internal / external discrete team independent from the fund management process. ESG issues are deemed as an essential component of the fund manager’s overall investment responsibilities. Additionally, fund managers may call on the support of the IP Investment Management Operations team on any ESG matter.

As mentioned in Section 5, company meetings are an integral part of IP’s investment research approach and discussions at these meetings include all matters that might affect the share price, including ESG issues.

IP’s research is structured to give it a detailed understanding of a company’s key historical and future, long-term business drivers, such as demand for its products, pricing power, market share trends, cash flow and management strategy. This enables IP’s investment teams to form a holistic opinion of management strategy, the quality of the management, an opinion on a company’s competitive position, its strategic advantages/ disadvantages, and corporate governance arrangements, thus incorporating any inherent ESG issues.

IP will, when evaluating companies’ governance arrangements, particularly those relating to board structure and composition, give due weight to all relevant factors brought to its attention.

8. Disclosure and reporting

Although IP acknowledges initiatives of transparency, it is also very aware of its fiduciary duty and the interests of all investors in portfolios managed by them. As such, IP is very cognisant that disclosure of any meeting specific information may have a detrimental effect in its ability to manage its portfolios and ultimately would not be in the best interests of all clients. Primarily, this is for investor protection and to allow IP’s fund managers to manage their portfolios in the interests of all its clients.

Although IP does not report specific findings of company meetings for external use, it will seek to provide regular illustrations to demonstrate that active engagement is at the heart of its investment process.

For clients with individual mandates, (i.e. not invested in a fund), IP may discuss specific issues where it can share details of a client’s portfolio with that specific client. Occasionally, where IP has expressed strong views to management over matters of governance, those views have gained media attention, but IP will never seek to encourage such debates in the media.

On request from investors, IP will in good faith provide records of voting instructions given to third parties such as trustees, depositaries and custodians provided that:

-	In IP’s view, it does not conflict with the best interests of other investors; and

-	It is understood that IP will not be held accountable for the expression of views within such voting instructions and

-	IP is not giving any assurance nor undertaking nor has any obligation to ensure that such instructions resulted in any votes actually being cast. Records of voting instructions within the immediate preceding three months will not normally be provided for activities within the funds managed by IP

Note:

The record of votes will reflect the voting instruction of the relevant fund manager. This may not be the same as votes actually cast as IP is entirely reliant on third parties complying promptly with such instructions to ensure that such votes are cast correctly. Accordingly, the provision of information relating to an instruction does not mean that a vote was actually cast, just that an instruction was given in accordance with a particular view taken.

Invesco Perpetual Policy on Corporate Governance and Stewardship	05

9. The UK Stewardship Code

The UK Stewardship Code (the Code) issued by the Financial Reporting Council (FRC) aims to enhance the quality of engagement between institutional investors and companies to help improve long-term returns to shareholders and the efficient exercise of governance responsibilities. The Code sets out seven principles, which support good practice on engagement with UK investee companies and to which the FRC believes institutional investors should aspire. The Code is applied on a ‘comply or explain’ approach. IP sets out below how it complies with each principle or details why it chooses not to.

Principle 1

Institutional investors should publicly disclose their policy on how they will discharge their stewardship responsibilities.

IP complies with Principle 1 and publishes the Invesco Perpetual Policy on Corporate Governance and Stewardship, which sets out how it will discharge its stewardship responsibilities, on the ‘About us’ page on its website:

The following is a summary:

IP primarily defines stewardship as representing the best interests of clients in its fiduciary role as a discretionary asset manager (not asset owner) and as an institutional shareholder, i.e. an organization which pools large sums of money and invest those sums in securities, and other investment assets. This is considered more appropriate than undertaking the stewardship of investee companies, which we believe should always remain the responsibility of the directors and executives of those companies. IP may at times seek to influence strategies of investee companies, where appropriate, on behalf of its clients, but IP will never seek to be involved in the day to day running of any investee companies. As a result, in the interests of the beneficiaries of the assets under its management, IP will engage with investee companies on strategy, share value performance, risk, capital structure, governance, culture, remuneration and other significant matters that may be subject to voting in a general meeting and of proportional interest in terms of value discovery in a business.

Principle 2

Institutional investors should have a robust policy on managing conflicts of interest in relation to stewardship and this policy should be publicly disclosed.

IP complies with Principle 2 by meeting its regulatory requirement of having an effective Conflicts of Interest Policy. Any conflicts of interest arising through its stewardship of investee companies will be handled in accordance with that policy.

In respect of stewardship, IP anticipates the opportunity for conflicts arising would be limited, e.g. where it invests in a company that is also a broker (i.e. dealing) of, or client of IP.

This Invesco UK Conflicts of Interest Policy is available on request and covers potential conflicts of interest in relation to stewardship. The Conflicts of Interest Policy defines a conflict of interest as ‘a situation where there is a material risk of damage to the interests of a client arising because of the interests of Invesco and our clients differ and any client and those of another client differ.’ As UK Stewardship is carried out in our clients’ interests, there are limited opportunities for conflicts of interest arising and, where they do, these are managed appropriately.

Principle 3

Institutional investors should monitor their investee companies.

As an active shareholder, IP complies with Principle 3. Through its investment process, fund managers endeavour to establish on a proportionate basis, on-going dialogue with company management and this is likely to include regular meetings. In discussions with company boards and senior non-Executive Directors, IP will explore any concerns about corporate governance where these may impact on the best interests of clients, together with any other matters of particular value to shareholders.

Meeting company boards of investee companies is a core part of IP’s investment process and IP is committed to keeping records of all future key engagement activities. As part of the engagement process IP fund managers may choose to be made insiders (i.e. to be made privy to material, non-public information) to protect and/or enhance investor value. In such circumstances they will follow IP’s regulatory required policy and processes to mitigate against market abuse, principally by systematically blocking any trading in insider securities.

When casting votes on behalf of investors, IP keeps detailed records of all instructions given in good faith to third parties such as trustees, depositories and custodians. Although the rationale for voting in a particular manner is not automatically captured through the voting process, the individually responsible fund manager would be expected to be able to clearly articulate their decision whenever required.

Invesco Perpetual Policy on Corporate Governance and Stewardship 9. The UK Stewardship Code	06

Principle 4

Institutional investors should establish clear guidelines on when and how they will escalate their activities as a method of protecting and enhancing shareholder value.

IP complies with Principle 4 with its fund managers managing corporate governance matters independently being a key part of their investment process to protect and add value on behalf investors. Initially any issues/concerns would be raised by its fund managers through IP’s process of on-going dialogue and company meetings. On occasions that a fund manager believes an issue is significant enough to be escalated, this will be done through IP’s Chief Investment Officer (CIO) and the IP Investment Management Operations team who will ensure the relevant internal resources are made available to support the fund manager in securing the most appropriate outcome for IP’s clients.

Principle 5

Institutional investors should be willing to act collectively with other investors where appropriate.

IP is supportive of collective engagement in cases where objectives between parties are mutually agreeable, there are no conflicts of interest and, as they pertain to the UK market, are not in breach of ‘concert party’ rules. Other shareholders can engage directly with the relevant fund manager or through an investment adviser. Alternatively, enquiries can be directed to any of the below:

-	Stuart Howard — Head of IP Investment Management Operations

-	Dan Baker — IP Investment Management Operations Manager

-	Charles Henderson — UK Equities Business Manager

Principle 6

Institutional investors should have a clear policy on voting and disclosure of voting activity.

As detailed in Section 3, IP is committed to voting on all the UK (together with European and US) stocks it holds for its underlying investors and where it has the full discretion to do so. Whilst comprehensive records of IP’s voting instructions are maintained, IP does not report specifically on its voting activity. Whilst being mindful of its fiduciary duty and the interest of all investors, IP believes that automatic public disclosure of its voting records may have a detrimental effect on its ability to manage its portfolios and ultimately would not be in the best interest of all clients.

On specific requests from clients, IP will in good faith provide records of voting instructions given to third parties such as trustees, depositaries and custodians subject to limitations detailed in Section 8.

IP uses ISS to process its voting decisions and the ABI’s IVIS service for research for UK securities. Its instructions to ISS include a default instruction to vote with management, which is used only on the rare occasion when instructions are not successfully transmitted to ISS. IP will also consider the need to attend and vote at general meetings if issues prevent the casting of proxy votes within required time limits.

IP does not enter into stock lending arrangements which might impact the voting process.

Principle 7

Institutional investors should report periodically on their stewardship and voting activities.

IP complies with Principle 7 through a commitment to provide regular illustrations of its engagement activities and to respond to voting record requests from investors in its portfolios on an individual basis.

Although IP does not report specific findings of company meetings for external use, we will seek to provide illustrations to demonstrate that active engagement is at the heart of its investment process. On request from investors, IP will in good faith provide records of voting instructions given to third parties such as trustees, depositaries and custodians subject to certain limitations outlined in Section 8. Although the rationale for its voting decision is not captured through the voting process, individual fund managers would be expected to articulate their decision whenever required.

IP currently does not obtain an independent opinion on its engagement and voting processes as it believes any value for its clients from such an opinion is outweighed by the costs of obtaining such an opinion. There is also no material demand from clients to provide such an independent assurance.

Invesco Perpetual Policy on Corporate Governance and Stewardship	07

Appendix 1

Voting on shares listed outside of the UK, Europe and the US

When deciding whether to exercise the voting rights attached to its clients’ shares listed outside of the UK, Europe and the US, IP will take into consideration a number of factors. These will include the:

-	Likely impact of voting on management activity, versus the cost to the client

-	Portfolio management restrictions (e.g. share blocking) that may result from voting

-	Preferences, where expressed, of clients

Generally, IP will vote on shares listed outside of the UK, Europe and the US by exception only, except where the client or local regulator expressly requires voting on all shares.

Note: Share blocking

Generally, IP will not vote where this results in shares being blocked from trading for a period of more than a few hours. IP considers that it is not in the interest of clients that their shares are blocked at a potentially sensitive time, such as that around a shareholder meeting.

Important information

As at 8 July 2014.

For more information on our funds, please refer to the most up to date relevant fund and share class-specific Key Investor Information Documents, the Supplementary Information Document, the ICVC ISA Key Features and Terms & Conditions, the latest Annual or Interim Short Reports and the latest Prospectus. This information is available using the contact details shown.

Telephone calls may be recorded.

The value of investments and any income will fluctuate (this may partly be the result of exchange rate fluctuations) and investors may not get back the full amount invested.

Where Invesco Perpetual has expressed views and opinions, these may change.

Invesco Perpetual is a business name of Invesco Asset Management Limited. Authorised and regulated by the Financial Conduct Authority.

Invesco Asset Management Limited

Registered in England 949417

Registered office Perpetual Park, Perpetual Park Drive, Henley-on-Thames,

Oxfordshire, RG9 1HH, UK.

56413/PDF/080714

Proxy Policies and Procedures

for

Invesco Canada Ltd.

INVESCO CANADA

PROXY VOTING GUIDELINES

Purpose

The purpose of this document is to describe Invesco Canada Ltd.’s (“Invesco Canada”) general guidelines for voting proxies received from companies held in the accounts (“Accounts”) for which it acts as investment fund manager and/or adviser including:

•	Investment fund manager, including investment funds offered in Canada (the “Canadian Funds”),

•	Adviser, including separately managed portfolios (“SMPs”),

•	Sub-adviser, including investment funds registered under and governed by the US Investment Company Act of 1940, as amended (the “US Funds”).

The Accounts referred to above, exclude Accounts that are sub-advised (“Sub-Advised Accounts”) by affiliated or third party advisers (“Sub-Advisers”). Proxies for Sub-Advised Accounts will be voted in accordance with the Sub-Adviser’s proxy voting policy (which may contain different voting recommendations), provided the policy as a whole is designed with the intention of voting securities in the best interest of the Account; unless the sub-advisory agreement provides otherwise.

Voting rights will not be exercised in accordance with this policy or the Sub-Adviser’s proxy policy if the investment management agreement between the client and Invesco Canada governing the SMP provides otherwise.

Compliance will review the proxy voting policies & procedures of any new sub-advisors as part of its due diligence.

Introduction

Invesco Canada has a fiduciary obligation to act in the best long-term economic interest of the Accounts when voting proxies of portfolio companies.

The default is to vote with the recommendation of the publicly traded company’s management.

As a general rule, Invesco Canada shall vote against any actions that would:

•	reduce the rights or options of shareholders,

•	reduce shareholder influence over the board of directors and management,

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•	reduce the alignment of interests between management and shareholders, or

•	reduce the value of shareholders’ investments.

Since Invesco Canada’s portfolio managers follow an investment discipline that includes investing in companies that are believed to have strong management teams, the portfolio managers will generally support the management of companies in which they invest, and will accord proper weight to the recommendations of company management. Therefore, in most circumstances, votes will be cast in accordance with the recommendations of company management.

While Invesco Canada’s proxy voting guidelines are stated below, the portfolio managers will take into consideration all relevant facts and circumstances (including country specific considerations), and retain the right to vote proxies as deemed appropriate.

These guidelines may be amended from time to time.

Situations in which Voting Rights Proxies Will Not Be Exercised

Voting rights will not be exercised in situations where:

•	the securities have been sold subsequent to record date;

•	administrative issues prevent voting, or;

•	Invesco Canada sub-advises an Account for an unaffiliated third-party and the securities to be voted have been lent out by the fund manager.

Conflicts of Interest

When voting proxies, Invesco Canada’s portfolio managers assess whether there are material conflicts of interest between Invesco Canada’s interests and those of the Account. A potential conflict of interest situation may include where Invesco Canada or an affiliate manages assets for, provides other financial services to, or otherwise has a material business relationship with, a company whose management is soliciting proxies, and failure to vote in favour of management of the company may harm Invesco Canada’s relationship with the company. In all situations, the portfolio managers will not take Invesco Canada’s relationship with the company into account, and will vote the proxies in the best interest of the Account. To the extent that a portfolio manager has any personal conflict of interest with respect to a company or an issue presented, that portfolio manager should abstain from voting on that company or issue. Portfolio managers are required to report in writing to the relevant Investment Head any such conflicts of interest and/or attempts by outside parties to improperly influence the voting process. If the portfolio manager in question is an Investment Head, such conflicts of

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interest and/or attempts by outside parties to improperly influence the voting process shall be presented in writing to the Investment Leadership Team (“ILT”). The Global Investments Director (or designate) will report any conflicts of interest to the Independent Review Committee on an annual basis.

I.	BOARDS OF DIRECTORS

We believe that a board that has at least a majority of independent directors is integral to good corporate governance. Unless there are restrictions specific to a company’s home jurisdiction, key board committees, including audit and compensation committees, should be completely independent.

Voting on Director Nominees in Uncontested Elections

Votes in an uncontested election of directors are evaluated on a case-by-case basis, considering factors that may include:

•	Long-term financial company performance relative to a market index,

•	Composition of the board and key board committees,

•	Nominee’s attendance at board meetings,

•	Nominee’s time commitments as a result of serving on other company boards,

•	Nominee’s stock ownership position in the company,

•	Whether the chairman is also serving as CEO, and

•	Whether a retired CEO sits on the board.

Voting on Director Nominees in Contested Elections

Votes in a contested election of directors are evaluated on a case-by-case basis, considering factors that may include:

•	Long-term financial performance of the company relative to its industry,

•	Management’s track record,

•	Background to the proxy contest,

•	Qualifications of director nominees (both slates),

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•	Evaluation of what each side is offering shareholders as well as the likelihood that the proposed objectives and goals can be met, and

•	Stock ownership positions in the company.

Majority Threshold Voting for Director Elections

We will generally vote for proposals that require directors to be elected with an affirmative majority of votes cast unless the relevant portfolio manager believes that the company has adopted formal corporate governance principles that present a meaningful alternative to the majority voting standard.

Separating Chairman and CEO

Shareholder proposals to separate the chairman and CEO positions should be evaluated on a case-by-case basis.

While we generally support these proposals, some companies have governance structures in place that can satisfactorily counterbalance a combined position. Voting decisions will take into account factors such as:

•	Designated lead director, appointed from the ranks of the independent board members with clearly delineated duties;

•	Majority of independent directors;

•	All-independent key committees;

•	Committee chairpersons nominated by the independent directors;

•	CEO performance is reviewed annually by a committee of independent directors; and

•	Established governance guidelines.

Majority of Independent Directors

While we generally support proposals asking that a majority of directors be independent, each proposal should be evaluated on a case-by-case basis.

We generally vote for proposals that the board’s audit, compensation, and/or nominating committees be composed exclusively of independent directors.

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Stock Ownership Requirements

We believe that individual directors should be appropriately compensated and motivated to act in the best interests of shareholders. Share ownership by directors better aligns their interests with those of other shareholders. Therefore, we believe that meaningful share ownership by directors is in the best interest of the company.

We generally vote for proposals that require a certain percentage of a director’s compensation to be in the form of common stock.

Size of Boards of Directors

We believe that the number of directors is important to ensuring the board’s effectiveness in maximizing long-term shareholder value. The board must be large enough to allow it to adequately discharge its responsibilities, without being so large that it becomes cumbersome.

While we will prefer a board of no fewer than 5 and no more than16 members, each situation will be considered on a case-by-case basis taking into consideration the specific company circumstances.

Classified or Staggered Boards

In a classified or staggered board, directors are typically elected in two or more “classes”, serving terms greater than one year.

We prefer the annual election of all directors and will generally not support proposals that provide for staggered terms for board members. We recognize that there may be jurisdictions where staggered terms for board members is common practice and, in such situations, we will review the proposals on a case-by-case basis.

Director Indemnification and Liability Protection

We recognize that many individuals may be reluctant to serve as corporate directors if they are personally liable for all lawsuits and legal costs. As a result, limitations on directors’ liability can benefit the corporation and its shareholders by helping to attract and retain qualified directors while providing recourse to shareholders on areas of misconduct by directors.

We generally vote for proposals that limit directors’ liability and provide indemnification as long as the arrangements are limited to the director acting honestly and in good faith with a view to the best interests of the company and, in criminal matters, are limited to the director having reasonable grounds for believing the conduct was lawful.

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II.	AUDITORS

A strong audit process is a requirement for good corporate governance. A significant aspect of the audit process is a strong relationship with a knowledgeable and independent set of auditors.

Ratification of Auditors

We believe a company should limit its relationship with its auditors to the audit engagement, and certain closely related activities that do not, in the aggregate, raise an appearance of impaired independence.

We generally vote for the reappointment of the company’s auditors unless:

•	It is not clear that the auditors will be able to fulfill their function;

•	There is reason to believe the auditors have rendered an opinion that is neither accurate nor indicative of the company’s financial position; or

•	The auditors have a significant professional or personal relationship with the issuer that compromises their independence.

Disclosure of Audit vs. Non-Audit Fees

Understanding the fees earned by the auditors is important for assessing auditor independence. Our support for the re-appointment of the auditors will take into consideration whether the management information circular contains adequate disclosure about the amount and nature of audit vs. non-audit fees.

There may be certain jurisdictions that do not currently require disclosure of audit vs. non-audit fees. In these circumstances, we will generally support proposals that call for this disclosure.

III.	COMPENSATION PROGRAMS

Appropriately designed equity-based compensation plans, approved by shareholders, can be an effective way to align the interests of long-term shareholders and the interests of management, employees and directors. Plans should not substantially dilute shareholders’ ownership interests in the company, provide participants with excessive awards or have objectionable structural features. We will consider each compensation plan in its entirety (including all incentives, awards and other compensation) to determine if the plan provides the right incentives to managers, employees and directors and is reasonable on the whole.

While we generally encourage companies to provide more transparent disclosure related to their compensation programs, the following are specific guidelines dealing with some

As of May 2013	Page 6 of 11

of the more common features of these programs (features not specifically itemized below will be considered on a case-by-case basis taking into consideration the general principles described above):

Cash Compensation and Severance Packages

We will generally support the board’s discretion to determine and grant appropriate cash compensation and severance packages.

Executive Compensation (“say on pay”)

Proposals requesting that companies subject each year’s compensation record to a non binding advisory shareholder vote, or so-called “say on pay” proposals will be evaluated on a case-by-case basis.

Equity Based Plans – Dilution

Equity compensation plans can increase the number of shares of a company and therefore dilute the value of existing shares. While such plans can be an effective compensation tool in moderation, they can be a concern to shareholders and their cost needs to be closely watched. We assess proposed equity compensation plans on a case-by-case basis.

Employee Stock Purchase Plans

We will generally vote for the use of employee stock purchase plans to increase company stock ownership by employees, provided that shares purchased under the plan are acquired for no less than 85% of their market value. It is recognized that country specific circumstances may exist (e.g. tax issues) that require proposals to be reviewed on a case-by-case basis.

Loans to Employees

We will vote against the corporation making loans to employees to allow employees to pay for stock or stock options. It is recognized that country specific circumstances may exist that require proposals to be reviewed on a case-by-case basis.

Stock Option Plans – Board Discretion

We will vote against stock option plans that give the board broad discretion in setting the terms and conditions of the programs. Such programs should be submitted with detail and be reasonable in the circumstances regarding their cost, scope, frequency and schedule for exercising the options.

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Stock Option Plans – Inappropriate Features

We will generally vote against plans that have any of the following structural features:

•	ability to re-price “underwater” options without shareholder approval,

•	ability to issue options with an exercise price below the stock’s current market price,

•	ability to issue “reload” options, or

•	automatic share replenishment (“evergreen”) features.

Stock Option Plans – Director Eligibility

While we prefer stock ownership by directors, we will support stock option plans for directors as long as the terms and conditions of director options are clearly defined

Stock Option Plans – Repricing

We will vote for proposals to re-price options if there is a value-for-value (rather than a share-for-share) exchange.

Stock Option Plans – Vesting

We will vote against stock option plans that are 100% vested when granted.

Stock Option Plans – Authorized Allocations

We will generally vote against stock option plans that authorize allocation of 25% or more of the available options to any one individual.

Stock Option Plans – Change in Control Provisions

We will vote against stock option plans with change in control provisions that allow option holders to receive more for their options than shareholders would receive for their shares.

IV.	CORPORATE MATTERS

We will review proposals relating to changes to capital structure and restructuring on a case-by-case basis, taking into consideration the impact of the changes on corporate governance and shareholder rights, anticipated financial and operating benefits, portfolio manager views, level of dilution, and a company’s industry and performance in terms of shareholder returns.

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Common Stock Authorization

We will review proposals to increase the number of shares of common stock authorized for issue on a case-by-case basis.

Dual Class Share Structures

Dual class share structures involve a second class of common stock with either superior or inferior voting rights to those of another class of stock.

We will generally vote against proposals to create or extend dual class share structures where classes have different voting rights.

Stock Splits

We will vote for proposals to increase common share authorization for a stock split, provided that the increase in authorized shares would not result in excessive dilution given a company’s industry and performance in terms of shareholder returns.

Reverse Stock Splits

We will vote for proposals to implement a reverse stock split.

Share Repurchase Programs

We will vote against proposals to institute open-market share repurchase plans if all shareholders do not participate on an equal basis.

Reincorporation

Reincorporation involves re-establishing the company in a different legal jurisdiction.

We will generally vote for proposals to reincorporate the company provided that the board and management have demonstrated sound financial or business reasons for the move. Proposals to reincorporate will generally not be supported if solely as part of an anti-takeover defense or as a way to limit directors’ liability.

Mergers & Acquisitions

We will vote for merger & acquisition proposals that the relevant portfolio managers believe, based on their review of the materials:

•	will result in financial and operating benefits,

•	have a fair offer price,

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•	have favourable prospects for the combined companies, and

•	will not have a negative impact on corporate governance or shareholder rights.

V.	SOCIAL RESPONSIBILITY

We recognize that to effectively manage a corporation, directors and management must consider not only the interests of shareholders, but the interests of employees, customers, suppliers, and creditors, among others.

We believe that companies and their boards must give careful consideration to social responsibility issues in order to enhance long-term shareholder value.

We support efforts by companies to develop policies and practices that consider social responsibility issues related to their businesses.

VI.	SHAREHOLDER PROPOSALS

Shareholder proposals can be extremely complex, and the impact on the interests of all stakeholders can rarely be anticipated with a high degree of confidence. As a result, shareholder proposals will be reviewed on a case-by-case basis with consideration of factors such as:

•	the proposal’s impact on the company’s short-term and long-term share value,

•	its effect on the company’s reputation,

•	the economic effect of the proposal,

•	industry and regional norms in which the company operates,

•	the company’s overall corporate governance provisions, and

•	the reasonableness of the request.

We will generally support shareholder proposals that require additional disclosure regarding corporate responsibility issues where the relevant portfolio manager believes:

•	the company has failed to adequately address these issues with shareholders,

•	there is information to suggest that a company follows procedures that are not in compliance with applicable regulations, or

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•	the company fails to provide a level of disclosure that is comparable to industry peers or generally accepted standards.

We will generally not support shareholder proposals that place arbitrary or artificial constraints on the board, management or the company.

Ordinary Business Practices

We will generally support the board’s discretion regarding shareholder proposals that involve ordinary business practices.

Protection of Shareholder Rights

We will generally vote for shareholder proposals that are designed to protect shareholder rights if the company’s corporate governance standards indicate that such additional protections are warranted.

Barriers to Shareholder Action

We will generally vote for proposals to lower barriers to shareholder action.

Shareholder Rights Plans

We will generally vote for proposals to subject shareholder rights plans to a shareholder vote.

VII.	OTHER

We will vote against any proposal where the proxy materials lack sufficient information upon which to base an informed decision.

We will vote against any proposals to authorize the company to conduct any other business that is not described in the proxy statement (including the authority to approve any further amendments to an otherwise approved resolution).

Reimbursement of Proxy Solicitation Expenses

Decisions to provide reimbursement for dissidents waging a proxy contest are made on a case-by-case basis.

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Proxy Policy and Procedures

for

Invesco Hong Kong Limited

Invesco Hong Kong Limited

PROXY VOTING POLICY

30 June 2014

INTRODUCTION

This policy sets out Invesco’s approach to proxy voting in the context of our broader portfolio management and client service responsibilities. It applies to Asia related equity portfolios managed by Invesco on behalf of individually-managed clients and pooled fund clients

Invesco’s proxy voting policy is expected to evolve over time to cater for changing circumstances or unforeseen events.

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1.	GUIDING PRINCIPLES

1.1	Invesco recognises its fiduciary obligation to act in the best interests of all clients, be they retirement scheme trustees, institutional clients, unitholders in pooled investment vehicles or personal investors. The application of due care and skill in exercising shareholder responsibilities is a key aspect of this fiduciary obligation.

1.2	The sole objective of Invesco’s proxy voting policy is to promote the economic interests of its clients. At no time will Invesco use the shareholding powers exercised in respect of its clients’ investments to advance its own commercial interests, to pursue a social or political cause that is unrelated to clients’ economic interests, or to favour a particular client or other relationship to the detriment of others.

1.3	Invesco also recognises the broader chain of accountability that exists in the proper governance of corporations, and the extent and limitations of the shareholder’s role in that process. In particular, it is recognised that company management should ordinarily be presumed to be best placed to conduct the commercial affairs of the enterprise concerned, with prime accountability to the enterprise’s Board of Directors which is in turn accountable to shareholders and to external regulators and exchanges. The involvement of Invesco as an institutional shareholder will not extend to interference in the proper exercise of Board or management responsibilities, or impede the ability of companies to take the calculated commercial risks which are essential means of adding value for shareholders.

1.4	The primary aim of the policy is to encourage a culture of performance among investee companies, rather than one of mere conformance with a prescriptive set of rules and constraints. Rigid adherence to a checklist approach to corporate governance issues is of itself unlikely to promote the maximum economic performance of companies, or to cater for circumstances in which non-compliance with a checklist is appropriate or unavoidable.

1.5	Invesco considers that proxy voting rights are an asset which should be managed with the same care as any other asset managed on behalf of its clients.

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2.	PROXY VOTING AUTHORITY

2.1	An important dimension of Invesco’s approach to corporate governance is the exercise of proxy voting authority at the Annual General Meetings or other decision-making forums of companies in which we manage investments on behalf of clients.

2.2	An initial issue to consider in framing a proxy voting policy is the question of where discretion to exercise voting power should rest - with Invesco as the investment manager, or with each individual client? Under the first alternative, Invesco’s role would be both to make voting decisions on clients’ behalf and to implement those decisions. Under the second alternative, Invesco would either have no role to play, or its role would be limited solely to implementing voting decisions under instructions from our clients.

2.3	In addressing this issue, it is necessary to distinguish the different legal structures and fiduciary relationships which exist as between individually-managed clients, who hold investments directly on their own accounts, and pooled fund clients, whose investments are held indirectly under a trust structure.

2.4	Individually-Managed Clients

2.4.1	As a matter of general policy, Invesco believes that unless a client’s mandate gives specific instructions to the contrary, discretion to exercise votes should normally rest with the investment manager, provided that the discretion is always exercised in the client’s interests alone.

2.4.2	The reason for this position is that Invesco believes that, with its dedicated research resources and ongoing monitoring of companies, an investment manager is usually better placed to identify issues upon which a vote is necessary or desirable. We believe it is also more practical that voting discretion rests with the party that has the authority to buy and sell shares, which is essentially what investment managers have been engaged to do on behalf of their clients.

2.4.3	In cases where voting authority is delegated by an individually-managed client, Invesco recognises its responsibility to be accountable for the decisions it makes. If a client requires, an appropriate reporting mechanism will be put in place.

2.4.4

While it is envisaged that the above arrangements will be acceptable in the majority of cases, it is recognised that some individually-managed clients will wish to retain voting authority for themselves, or to place conditions on the circumstances in which it can be exercised by investment managers. In practice, it is believed that this option is generally only likely to arise with relatively large clients such as trustees of major superannuation funds or statutory corporations which have the resources to develop their own policies and to supervise their implementation by investment managers and custodians. In particular, clients who have multiple equity managers and utilise a master custody arrangement

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may be more likely to consider retaining voting authority in order to ensure consistency of approach across their total portfolio.

2.4.5	In any event, whatever decision is taken as to where voting authority should lie, Invesco believes that the matter should be explicitly covered by the terms of the investment management agreement and clearly understood by the respective parties.

2.4.6	Accordingly, Invesco will pursue the following policies with respect to the exercise of proxy voting authority for individually-managed clients:

PROXY VOTING AUTHORITY

Individually-Managed Clients

Unless an individually-managed client wishes to retain proxy voting authority, Invesco will assume proxy voting authority by way of delegation from the client, provided that the allocation of proxy voting responsibility is clearly set out in the investment management agreement.

In the case of clients who wish to place special conditions on the delegation of proxy voting powers, Invesco will endeavour to accommodate those clients’ requirements as far as practicable, subject to any administrative obstacles or additional costs that might arise in implementing the conditions.

2.5	Pooled Fund Clients

2.5.1	The legal relationship between an investment manager and its pooled fund clients is different in a number of important respects from that applying to individually-managed clients. These differences have a bearing on how proxy voting authority is exercised on behalf of pooled fund clients.

2.5.2	These legal relationships essentially mean that the manager is required to act solely in the collective interests of unitholders at large rather than as a direct agent or delegate of each unitholder. On the issue of proxy voting, as with all other aspects of our client relationships, Invesco will naturally continue to be receptive to any views and concerns raised by its pooled fund clients. However, the legal relationship that exists means it is not possible for the manager to accept instructions from a particular pooled fund client as to how to exercise proxy voting authority in a particular instance.

2.5.3	As in the case of individually-managed clients who delegate their proxy voting authority, Invesco’s accountability to pooled fund clients in exercising its fiduciary responsibilities is best addressed as part of the manager’s broader client relationship and reporting responsibilities.

2.5.4	Accordingly, Invesco will pursue the following policies with respect to the exercise of proxy voting authority for pooled fund clients:

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PROXY VOTING AUTHORITY

Pooled Fund Clients

In considering proxy voting issues arising in respect of pooled fund shareholdings, Invesco will act solely in accordance with its fiduciary responsibility to take account of the collective interests of unitholders in the pooled fund as a whole.

Invesco cannot accept instructions from individual unitholders as to the exercise of proxy voting authority in a particular instance.

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3.	KEY PROXY VOTING ISSUES

3.1	This section outlines Invesco’s intended approach in cases where proxy voting authority is being exercised on clients’ behalf.

3.2	Invesco will vote on all material issues at all company meetings where it has the voting authority and responsibility to do so. We will not announce our voting intentions and the reasons behind them.

3.3	Invesco applies two underlying principles. First, our interpretation of ‘material voting issues’ is confined to those issues which affect the value of shares we hold on behalf of clients and the rights of shareholders to an equal voice in influencing the affairs of companies in proportion to their shareholdings. We do not consider it appropriate to use shareholder powers for reasons other than the pursuit of these economic interests. Second, we believe that a critical factor in the development of an optimal corporate governance policy is the need to avoid unduly diverting resources from our primary responsibilities to add value to our clients’ portfolios through investment performance and client service.

3.4	In order to expand upon these principles, Invesco believes it is necessary to consider the role of proxy voting policy in the context of broader portfolio management and administrative issues which apply to our investment management business as a whole. These are discussed as follows.

3.5	Portfolio Management Issues - Active Equity Portfolios

3.5.1	While recognising in general terms that issues concerning corporate governance practices can have a significant bearing on the financial performance of companies, the primary criterion for the selection and retention of a particular stock in active equity portfolios remains our judgment that the stock will deliver superior investment performance for our clients, based on our investment themes and market analysis.

3.5.2	In view of these dynamics, Invesco does not consider it feasible or desirable to prescribe in advance comprehensive guidelines as to how it will exercise proxy voting authority in all circumstances. The primary aim of Invesco’s approach to corporate governance is to encourage a culture of performance among the companies in which we manage investments in order to add value to our clients’ portfolios, rather than one of mere conformance with a prescriptive set of rules and constraints.

3.5.3	Nevertheless, Invesco has identified a limited range of issues upon which it will always exercise proxy voting authority - either to register disapproval of management proposals or to demonstrate support for company initiatives through positive use of voting powers. These issues are outlined as follows:

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KEY VOTING ISSUES

Major Corporate Proposals

Invesco will always vote on the following issues arising in company General Meetings where it has the authority to do so on behalf of clients.

•	contentious issues (eg. issues of perceived national interest, or where there has been extensive press coverage or public comment);

•	approval of changes of substantial shareholdings;

•	mergers or schemes of arrangement; and

•	approval of major asset sales or purchases.

As a general rule, Invesco will vote against any actions that will reduce the rights or options of shareholders, reduce shareholder influence over the board of directors and management, reduce the alignment of interests between management and shareholders, or reduce the value of shareholders’ investments, unless balanced by reasonable increase in net worth of the shareholding.

Where appropriate, Invesco will also use voting powers to influence companies to adopt generally accepted best corporate governance practices in areas such as board composition, disclosure policies and the other areas of recommended corporate governance practice.

Invesco’s approach to significant proxy voting issues which fall outside these areas will be addressed on their merits.

3.6	Administrative Issues

3.6.1	In addition to the portfolio management issues outlined above, Invesco’s proxy voting policy also takes account of administrative and cost implications, together with the size of our holdings as compared to the issue size, involved in the exercise of proxy voting authority on our clients’ behalf.

3.6.2	There are practical constraints to the implementation of proxy voting decisions. Proxy voting is a highly seasonal activity, with most company Annual General Meetings being collapsed into a few months, with short deadlines for the distribution and return of notice papers, multiple resolutions from multiple companies being considered simultaneously, and under a legal system which is essentially dependent upon paper-based communication and record-keeping.

3.6.3	In addition, for investment managers such as Invesco who do not invest as principals and who consequently do not appear directly on the share registers of companies, all of these communications are channelled through external custodians, among whom there is in turn a considerable variation in the nature and quality of systems to deal with the flow of information.

3.6.4	While Invesco has the systems in place to efficiently implement proxy voting decisions when required, it can be seen that administrative and cost

8

considerations by necessity play an important role in the application of a responsible proxy voting policy. This is particularly so bearing in mind the extremely limited time period within which voting decisions must often be made and implemented (which can in practice be as little as a few days). This factor also explains why Invesco resists any suggestion that there should be compulsory proxy voting on all issues, as in our view this would only increase the costs to be borne by our clients with very little practical improvement in corporate performance in most cases.

3.6.5	These administrative constraints are further highlighted by the fact that many issues on which shareholders are in practice asked to vote are routine matters relating to the ongoing administration of the company - eg. approval of financial accounts or housekeeping amendments to Articles of Association. Generally in such cases, we will be in favour of the motion as most companies take seriously their duties and are acting in the best interests of shareholders. However, the actual casting of a “yes” vote on all such resolutions in our view would entail an unreasonable administrative workload and cost.

3.6.6	Accordingly, Invesco believes that an important consideration in the framing of a proxy voting policy is the need to avoid unduly diverting resources from our primary responsibilities to add value to our clients’ investments through portfolio management and client service. The policies outlined below have been prepared on this basis.

KEY PROXY VOTING ISSUES

Administrative Constraints

In view of the administrative constraints and costs involved in the exercise of proxy voting powers, Invesco may (depending on circumstances) not exercise its voting right unless its clients’ portfolios in aggregate represent a significant proportion of the shareholdings of the company in question.

A significant proportion in this context means 5% or more of the market capitalisation of the company.

9

4. INTERNAL ADMINISTRATION & DECISION-MAKING PROCESS

4.1	The following diagram illustrates the procedures adopted by Invesco for the administration of proxy voting:

4.2	As shown by the diagram, a central administrative role is performed by our Global Proxy Team, located within the Client Administration section. The initial role of the Global Proxy Team is to receive company notice papers via the range of custodians who hold shares on behalf of our clients, to ascertain which client portfolios hold the stock, and to initiate the decision-making process by distributing the company notice papers to the Primary Investment Manager responsible for the company in question.

4.3	A voting decision on each company resolution (whether a yes or no vote, or a recommended abstention) is made by the Primary Investment Manager responsible for the company in question. Invesco believes that this approach is preferable to the appointment of a committee with responsibility for handling voting issues across all companies, as it takes advantage of the expertise of individuals whose professional lives are occupied by analysing particular companies and sectors, and who are familiar with the issues facing particular companies through their regular company visits.

4.4	Moreover, the Primary Equity Manager has overall responsibility for the relevant market and this ensures that similar issues which arise in different companies are handled in a consistent way across the relevant market.

10

4.5	The voting decision is then documented and passed back to the Global Proxy Team, who issue the voting instructions to each custodian in advance of the closing date for receipt of proxies by the company. At the same time, the Global Proxy Team logs all proxy voting activities for record keeping or client reporting purposes.

4.6	A key task in administering the overall process is the capture and dissemination of data from companies and custodians within a time frame that makes exercising votes feasible in practice. This applies particularly during the company Annual General Meeting “season”, when there are typically a large number of proxy voting issues under consideration simultaneously. Invesco has no control over the former dependency and Invesco’s ability to influence a custodian’s service levels are limited in the case of individually-managed clients, where the custodian is answerable to the client.

4.7	The following policy commitments are implicit in these administrative and decision-making processes:

INTERNAL ADMINISTRATION AND DECISION-MAKING PROCESS

Invesco will consider all resolutions put forward in the Annual General Meetings or other decision-making forums of all companies in which investments are held on behalf of clients, where it has the authority to exercise voting powers. This consideration will occur in the context of our policy on Key Voting Issues outlined in Section 3.

The voting decision will be made by the Primary Investment Manager responsible for the market in question.

A written record will be kept of the voting decision in each case, and in case of an opposing vote, the reason/comment for the decision.

Voting instructions will be issued to custodians as far as practicable in advance of the deadline for receipt of proxies by the company. Invesco will monitor the efficiency with which custodians implement voting instructions on clients’ behalf.

Invesco’s ability to exercise proxy voting authority is dependent on timely receipt of notification from the relevant custodians.

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5. CLIENT REPORTING

5.1	Invesco will keep records of its proxy voting activities.

5.2	Upon client request, Invesco will regularly report back to the client on proxy voting activities for investments owned by the client.

5.2	The following points summarise Invesco’s policy commitments on the reporting of proxy voting activities to clients (other than in cases where specific forms of client reporting are specified in the client’s mandate):

CLIENT REPORTING

Where proxy voting authority is being exercised on a client’s behalf, a statistical summary of voting activity will be provided on request as part of the client’s regular quarterly report.

Invesco will provide more detailed information on particular proxy voting issues in response to requests from clients wherever possible.

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Proxy Policies and Procedures

for

Invesco Asset Management (Japan) Limited

Guidelines on Exercising Shareholder Voting Rights and

Policies for Deciding on the Exercise of Shareholder Voting Rights

Invesco Asset Management (Japan) Limited

Enforcement Date: July 5, 2010

Revision Date: May 1, 2014

Authority to Amend or Abolish: Shareholders’ Voting Committee

Record of Amendments

Date	Content
April 20, 2011	Revision associated with review of proxy voting guideline
Mar 6, 2012	Revision associated with review of investment to emerging markets
April 20, 2012	Revision associated with review of proxy voting guideline
May 1, 2014	Revision associated with review of proxy voting guideline

B19-2 Giudeline on Exercising Shareholder Voting Rights and Policies for Deciding on the Exercise of Shareholder Voting Rights. April 20, 2011

Guidelines on Exercising of Shareholder Voting Rights and

Policy Decision Making Criteria

(Japanese Equities)

Policy and Objectives of Exercising Shareholder Voting Rights

Our company is cognizant of the importance of corporate governance, and exercises votes with the sole objective of maximizing the long term interests of trustors (investors) and beneficiaries, pursuant to our fiduciary duty as a trustee to the trustors (investors) and the beneficiaries. We will not conduct any voting with an objective of own interest or that of any third party other than the trustors (investors) or beneficiaries. The interests of trustors (investors) and beneficiaries means the increasing of corporate value or the increasing of the economic interests of shareholders or the preventing of damage thereto.

Significance of Guidelines on Exercising Shareholder Voting Rights

Our company has determined the Guidelines on Exercising of Shareholder Voting Rights in accordance with our policy on exercising the voting rights of shareholders, for the purpose of exercising votes in an appropriate manner, and will closely examine each proposal and determine the response pursuant to these Guidelines.

Guidelines on Exercising Shareholder Voting Rights

1. Procedural Proposal

(1) Financial Statements, Business Reports and Auditors Reports

•	In principle we will vote in favor of a proposal requesting approval of the financial statements, business reports and auditor reports, except in the following circumstances:

•	Concerns exist about the settlement or auditing procedures; or

•	The relevant company has not answered shareholders’ questions concerning matters that should be disclosed.

(2) Allocation of Earned Surplus and Dividends

•

A decision regarding a proposal requesting approval of the allocation of earned surplus and dividends will be made in consideration of, inter alia, the financial condition and the business performance of the relevant company as well as the economic interests of shareholders.

2. Election of Directors

A decision regarding a proposal in connection with electing a director will be made in consideration of, inter alia, the independence, suitability and existence or absence of any antisocial activities in

B19-2 Giudeline on Exercising Shareholder Voting Rights and Policies for Deciding on the Exercise of Shareholder Voting Rights. April 20, 2011

the past on the part of a candidate for director. In the event that a candidate for director is a reelection candidate, we will decide in consideration, inter alia, of the director candidate’s engagement in corporate governance, accountability, the business performance of the company, and the existence or absence of any antisocial act by the company during his or her term in the office.

Definition of the independence:

A person considered to be independent shall mean a person for whom there is no relationship between the relevant company and the candidate for director other than that of being selected as a director.

(1) Independence

•

In principle we will vote in favor of a proposal to elect an external director, however, we will oppose a candidate for an external director who is perceived to have an interest in the relevant company.

•	In principle we will oppose a candidate for an external director who does not have independence in the case of a committees organized company, except where the majority of the board are independent.

•	In principle we will oppose a top executive candidate if the board after the shareholder meeting does not include at least one external director, regardless of independence.

•	Listed parent and subsidiary

If the relevant company has a listed parent and does not have at least one external director who is independent from the relevant company, we shall in principle oppose the top executive candidates for directors of that company.

(2) Suitability

•	In principle we shall oppose a director candidate whose attendance is less than 75 percent at meetings of the board of directors.

(3) Accountability

•	We will consider opposing a candidate for reelection as a director, if a takeover defense strategy is introduced, and that has not been approved by a resolution of a general meeting of shareholders.

(4) Business Performance of the Company

•

We will consider opposing a candidate for reelection as a director in the event that business performance of the relevant company during the term in office of the candidate experienced a deficit in three consecutive periods and no dividends were paid.

•

We will consider opposing a candidate for reelection as a director in the event that business performance of the relevant company during the term in office of the candidate was inferior when compared to others in the same industry.

B19-2 Giudeline on Exercising Shareholder Voting Rights and Policies for Deciding on the Exercise of Shareholder Voting Rights. April 20, 2011

(5) Antisocial Activities on the Part of the Company

•

In principle we will oppose a candidate for reelection as a director in the event that during the term in office of the candidate a corporate scandal occurred that had a significant impact on society and caused or could cause damage to of shareholder value.

•

In principle we will consider opposing a candidate for reelection as a director in the event that during the term in office of the candidate window dressing or inappropriate accounting practices occurred on the part of the relevant company.

(6) Shareholder-unfriendly Behavior

•

We will consider opposing the reelection of directors particularly top executives at companies which have carried out third-party placements without an approval at a general meeting of shareholders where the placements are likely to lead to excessive diminution of shareholder benefits.

•	We will consider opposing the reelection of directors particularly top executives at companies which have carried out a large –scale public offerings without any rational explanation.

•

We will consider opposing the reelection of directors particularly top executives at companies which has not taken appropriate action regarding shareholder’s proposal even if there was a shareholder’s proposal which was regarded favorable to minority shareholders and approved by majority of valid vote in the previous period at a general meeting of shareholders, or which has not proposed similar proposal in the next period at general meeting of shareholders.

(7) Other

•	In principle we will oppose a candidate for director in the event that information concerning the relevant candidate has not been sufficiently disclosed.

3. Amendment of the Composition of the Board of Directors and the Required Qualification of Directors

(1) Amendment of the Number of Directors or Composition of the Board of Directors

•

A decision regarding a proposal concerning amendment of the number of directors or the composition of the board of directors will be made by making a comparison with the existing situation and considering, inter alia, the impact on the relevant company and the economic interests of shareholders.

•

We will consider voting in favor of a proposal to decrease the number of directors except external directors, however as for a proposal to increase the number of directors, if there is not any explicit and rational reason, we will consider opposing the reelection of representative directors.

B19-2 Giudeline on Exercising Shareholder Voting Rights and Policies for Deciding on the Exercise of Shareholder Voting Rights. April 20, 2011

•

We will consider voting in favor of a proposal to increase the number of external directors, however as for a proposal to decrease the number of external directors, if there is not any explicit and rational reason, we will consider opposing the reelection of representative directors.

(2) Amendment of Required Qualifications of Directors, Their Terms of Office and Scope of Responsibilities

•

A decision regarding a proposal concerning amendment of the required qualifications of directors, their terms of office or scope of liabilities will be made by making a comparison with the existing situation and considering, inter alia, the impact on the relevant company and the economic interests of shareholders.

•	In principle we will oppose a proposal requesting retention of a certain number of a company’s own shares as a condition of installation or continuation in office of a director.

•	In principle we will oppose a proposal to restrict a term in office of a director.

•	In principle we will oppose a proposal to institute a normal retirement age of directors.

•	In principle we will oppose a proposal to reduce the liabilities of a director from liability in connection with financial damage as a result of a violation of the fiduciary duties.

(3) Amendment of the Procedural Method for Election of Directors

•

A decision regarding a proposal concerning amendment of the procedural method of electing directors will be made by making a comparison with the existing situation and considering, inter alia, the reasonability of the amendment.

4. Election of Statutory Auditors

A decision regarding a proposal concerning the election of statutory auditors will be made by considering, inter alia, the independence and the suitability of the candidate for statutory auditor.

Definition of the independence:

A person considered to be independent shall mean a person for whom there is no relationship between the relevant company and the candidate for statutory auditor other than that of being selected as a statutory auditor.

(1) Independence

•	In principle we will oppose a candidate for an external statutory auditor if the candidate does not have independence.

(2) Suitability

•	In principle we shall oppose a statutory auditor candidate whose attendance rate is less than 75 percent at meetings of the board of directors or meetings of the board of auditors

B19-2 Giudeline on Exercising Shareholder Voting Rights and Policies for Deciding on the Exercise of Shareholder Voting Rights. April 20, 2011

(3) Accountability

•	In principle we will consider opposing a candidate for reelection as a statutory auditor in the event that significant concerns exist in an audit report that has been submitted or audit proceedings.

(4) Antisocial Activities on the Part of the Company

•

In principle we will consider opposing a candidate for reelection as a statutory auditor in the event that during the term in office of the candidate a corporate scandal occurred that had a significant impact on society and caused or could cause damage to shareholder value.

•

In principle we will consider opposing a candidate for reelection as a statutory auditor in the event that during the term in office of the candidate window dressing or inappropriate accounting practices occurred on the part of the relevant company.

5. Composition of the Board of Auditors

A decision regarding a proposal concerning amendment of the number of statutory auditors or the composition of the board of auditors will be made by making a comparison with the existing situation and considering, inter alia, the impact on the relevant company and the economic interests of shareholders

•

We will consider voting in favor of a proposal to increase the number of statutory auditors except external statutory auditors, however as for a proposal to decrease the number of statutory auditors, if there is not any explicit and rational reason, we will consider opposing the reelection of representative directors.

•

We will consider voting in favor of a proposal to increase the number of external statutory auditors, however as for a proposal to decrease the number of external statutory auditors, if there is not any explicit and rational reason, we will consider opposing the reelection of representative directors.

6. Election of Accounting Auditors

We will decide on proposals concerning the election of an accounting auditor by considering, inter alia, the suitability of the candidate for accounting auditor, and the level of audit fees.

•

In principle we will oppose a candidate for accounting auditor in the event that the accounting auditor can be determined to have expressed an opinion that is not accurate concerning the financial condition of the relevant company.

•

In principle we will oppose in the event that a contract for non-auditing work exists between the accounting auditor and the relevant company, and it is determined that the non-auditing work can be found to present a conflict of interest with the auditing work.

•	In principle we will oppose a candidate for accounting auditor in the event that an

B19-2 Giudeline on Exercising Shareholder Voting Rights and Policies for Deciding on the Exercise of Shareholder Voting Rights. April 20, 2011

excessive auditing fee is paid.

•

In principle we will oppose a proposal requesting a change of accounting auditor in the event that the reason for the change can be determined to be a result of a difference in interpretation between the accounting auditor and the relevant company regarding accounting policy.

7. Compensation of Directors, Statutory Auditors, Officers and Employees

(1) Compensation of Directors/Statutory Auditors

•	In principle we will vote in favor of a proposal to obtain approval of compensation, except in the following cases:

•	A negative correlation appears to exist between the business performance of the company and compensation

•	A compensation framework or practice exists which presents an issue

•	In principle we will oppose a proposal to pay compensation only by granting shares.

(2) Annual Bonus for Directors/Statutory Auditors

In principle we will vote in favor of a proposal to pay annual bonuses, except in the following case:

•

Recipients include those who are judged to be responsible for clear mismanagement resulted in a significant decline in the stock price or severe deterioration in business performance, or shareholder-unfriendly behavior.

(3) Stock Option Plan

•

A proposal to introduce or amend a stock option plan will be decided in consideration of, inter alia, the impact that introducing or amending the plan will have on shareholder value and the rights of shareholders, as well as the level of compensation, the scope of implementation, and the reasonability of the plan.

•	In principle we will oppose a proposal to reduce the exercise price of a stock option plan.

•	In principle we will vote in favor of a proposal to request that an amendment of the exercise price of a stock option plan be made a matter for approval by the shareholders.

(4) Stock Purchase Plan

•

A decision regarding a proposal requesting the introduction or amendment of a stock purchase plan will be made in consideration of, inter alia, the impact that introducing or amending the plan will have on shareholder value and the rights of shareholders, the scope of implementation, and the reasonability of the plan.

(5) Retirement Bonus of Directors or Statutory Auditors

A decision regarding a proposal in connection with awarding a retirement bonus to a director or a

B19-2 Giudeline on Exercising Shareholder Voting Rights and Policies for Deciding on the Exercise of Shareholder Voting Rights. April 20, 2011

statutory auditor will be made in consideration of, inter alia, the extent of the persons who are to be recipients, the existence or absence of antisocial activities in the past on the part of the prospective recipients, the business performance of the company, and the existence or absence of antisocial activities on the part of the company.

•	In principle we will vote in favor of a proposal to pay a retirement bonus of a director or a statutory auditor if all of the following conditions are satisfied.

•	Retirement bonus amount is disclosed.

•	The prospective recipients do not include an external director or an external statutory auditor.

•	None of the prospective recipients have committed a significant criminal conduct.

•

The business performance of the relevant company has not experienced a deficit for three consecutive periods and had no dividend or dividends or they were inferior when compared to others in the same industry.

•	During the terms of office of the prospective recipients there has been no corporate scandal that had a significant impact on society and caused or could cause damage to shareholder value.

•	During their terms in office there has been no window dressing or inappropriate accounting practices in the relevant company.

8. Equity Financing Policy

(1) Amendment of the Number of Authorized Shares

•

A decision regarding a proposal requesting an increase in the number of authorized shares will be made by considering, inter alia, the impact that amending the number of authorized shares will have on shareholder value and the rights of shareholders, as well as the reasonability of the amendment of the number of authorized shares, and the impact on the listing of shares as well as on the continuity of the company.

•

In principle we will vote in favor of a proposal requesting an increase in the number of authorized shares if it can be determined that unless an increase is made to the number of authorized shares the company will be delisted or that there is a risk of a significant impact on the continuity of the company.

•	In principle we will oppose a proposal to increase the number of authorized shares after the appearance of an acquirer.

(2) Issuing of New Shares

A decision regarding a proposal in connection with issuing of new shares will be made in consideration of , inter alia, reasons of issuing new shares, issuing conditions and terms, the impact of the dilution on the shareholders value and rights of shareholders as well as the impact on the

B19-2 Giudeline on Exercising Shareholder Voting Rights and Policies for Deciding on the Exercise of Shareholder Voting Rights. April 20, 2011

listing of shares and the continuity of the company.

(3) Acquisition or Reissue by a Company of Its Own Shares

•	A decision regarding a proposal for a company to acquire or reissue its own shares shall be made by considering, inter alia, its reasonability.

(4) Stock Split

•	In principle we will vote in favor of a proposal involving a stock split.

(5) Consolidation of Shares (Reverse Split)

•	A decision regarding a proposal involving a consolidation of shares (reverse split) shall be made by considering, inter alia, its reasonability.

(6) Preferred Shares

•

In principle we will oppose a proposal requesting the creation of new preferred shares or increasing the authorized number of preferred shares, by way of a blank power of attorney that does not specify the voting rights, dividends, conversion or other rights.

•

In principle we will vote in favor of a proposal to create new preferred shares or to increase the number of authorized preferred shares if the voting rights, dividends, conversion and other rights are stipulated and these rights can be determined to be reasonable.

•	In principle we will vote in favor of a proposal to the effect that approval of issuing preferred shares is so be obtained from shareholders.

(7) Issuing of Convertible Bonds

•

A decision regarding a proposal to issue convertible bonds shall be made by considering, inter alia, the number of shares into which the bonds are to be converted, and the period to maturity of the bonds.

(8) Issuing of Non-Convertible Bonds, and Increasing a Borrowing Limit

•

A decision regarding a proposal in connection with the issuing of non-convertible bonds or increasing a borrowing limit shall be made by considering, inter alia the financial condition of the relevant company.

(9) Equitization of Debt

•

A decision regarding a proposal requesting an amendment of the number of authorized shares or issuing of shares of the company in relation to a debt restructuring shall be made in consideration of, inter alia, the conditions of amending the number of authorized shares or issuing shares of the company, the impact on shareholder value and on the rights of shareholders, the reasonability thereof, and the impact on listing of the shares as well as on the continuity of the company.

B19-2 Giudeline on Exercising Shareholder Voting Rights and Policies for Deciding on the Exercise of Shareholder Voting Rights. April 20, 2011

(10) Capital Reduction

•

A decision regarding a proposal in connection with a capital reduction will be made in consideration of, inter alia, the impact on shareholder value and on the rights of shareholders, the reasonability of the capital reduction, as well as the impact on listing of the shares and on the continuity of the company.

•	In principle we will approve a proposal requesting a capital reduction in the form of a standard accounting processing.

(11) Financing Plan

•

A decision regarding a proposal in connection with a financing plan will be made in consideration of, inter alia, the impact on shareholder value and the rights of shareholders, as well as the reasonability thereof, and the impact on the listing of shares as well as on the continuity of the company.

•	In principle we will vote in favor of a proposal requesting approval of a financing plan.

(12) Capitalization of Reserves

•	In principle we will vote in favor of a proposal requesting a capitalization of reserves.

9. Corporate Governance

(1) Amendment of Settlement Period

•	In principle we will vote in favor of a proposal requesting an amendment of the settlement period, except when it can be determined that the objective is to delay a general meeting of shareholders.

(2) Amendment of Articles of Incorporation

A decision regarding a proposal in connection with an amendment of the articles of incorporation will be made in consideration of, inter alia, the impact on shareholder value and the rights of shareholders as well as the necessity and the reasonability of amending the articles of incorporation.

•	In principle we will vote in favor of a proposal to amend the articles of incorporation if amendment of the articles of incorporation is necessary by law.

•

In principle we will oppose a proposal to amend the articles of incorporation if it can be determined that there is a risk that the rights of shareholders will be infringed or a risk that a reduction in shareholder value will occur as a result of the relevant amendment.

•	In principal we will vote in favor of a proposal submitted by the board in connection with transition to a committees organized company.

•	In principal we will vote in favor of a proposal requesting mitigation or abolishment of the requirements for special resolution.

B19-2 Giudeline on Exercising Shareholder Voting Rights and Policies for Deciding on the Exercise of Shareholder Voting Rights. April 20, 2011

(3) Amendment of the Quorum of a General Meeting of Shareholders

•

A decision regarding a proposal in connection with an amendment of the quorum of a general meeting of shareholders will be made in consideration of, inter alia, the impact on shareholder value and the rights of shareholders as well as the customs of the region or country.

•

A proposal in connection with amending the quorum of a special resolution of a general meeting of shareholders will be made in consideration of, inter alia, the impact on shareholder value and the rights of shareholders as well as the customs of the region or country.

(4) Omnibus Proposal of a General Meeting of Shareholders

•	In principle we will oppose an omnibus proposal at a general meeting of shareholders if the entire proposal will not be in the best interests of shareholders.

10. Corporate Behavior

(1) Amendment of Tradename or Location of Corporate Registration

•	In principle we will vote in favor of a proposal requesting amendment of a tradename.

•	In principle we will vote in favor of a proposal requesting amendment of a location of corporate registration.

(2) Corporate Restructuring

•

A decision regarding a proposal in connection with a corporate reorganization as set forth below will be made in consideration of, inter alia, the impact on shareholder value and the rights of shareholders, the respective impact on the financial condition and business performance of the relevant company, as well as the reasonability thereof, and the impact on the listing of shares as well as on the continuity of the company:

Merger or acquisition;

Assignment or acquisition of business;

Company split (spin-off);

Sale of assets;

Being acquired; or

Liquidation.

(3) Proxy Contest

•

A decision regarding a proposal in connection with election of a director from among opposing candidates will be made in consideration of the independence, suitability, existence or absence of any antisocial activities in the past, actions in corporate governance and accountability on the part of the candidates for director, the business performance of

B19-2 Giudeline on Exercising Shareholder Voting Rights and Policies for Deciding on the Exercise of Shareholder Voting Rights. April 20, 2011

the company, the existence or absence of antisocial activities of the company, and the background to the proxy contest.

•

A person who is considered to be independent shall mean a person for whom there is no relationship between the relevant company and the candidate for director other than that of being selected as a candidate director of the relevant company.

(4) Defense Strategy in Proxy Contest

•	Staggered Board

•	In principle we will oppose a proposal requesting the introduction of a staggered board of directors.

•	In principle we will vote in favor of a proposal requesting that the terms in office of directors be one year.

•	Authority to Dismiss Directors

In principle we will oppose a proposal requesting more stringent requirements for the shareholders to be able to dismiss a director.

•	Cumulative Voting

•	In principle we will vote in favor of a proposal to introduce cumulative voting in connection with the election of directors.

•	In principle we will oppose a proposal requesting the abolition of cumulative voting in connection with the election of directors.

(5) Takeover Defense Strategies

•	Introduction or Amendment of Takeover Defense Strategy

In principle we will oppose a proposal requesting to introduce or amend a takeover defense strategy that will reduce shareholder value or infringe the rights of shareholders.

•	Rights Plan (Poison Pill)

A decision regarding a proposal to introduce a rights plan (poison pill) will be made in consideration of, inter alia, the triggering conditions, the effective period, the conditions of disclosure of content, the composition of directors of the relevant company, and the status of introducing other takeover defense strategies.

•	In principal we will oppose a proposal in which, a triggering condition of the number of outstanding shares is less than 20%.

•	In principal we will oppose a proposal that the effective period is beyond 3 years.

•	In principal we will oppose a proposal that directors are not selected annually.

•	In principal we will oppose a proposal in the event that there are less than 2 directors or 20% of the board who are independent with no issue of the attendance records of

B19-2 Giudeline on Exercising Shareholder Voting Rights and Policies for Deciding on the Exercise of Shareholder Voting Rights. April 20, 2011

the board meeting.

•

We will vote in favor for a proposal that a rights plan is considered by an independent committee before introducing such plan. We will vote in favor a proposal only if all special committee members are independent with no issue of the attendance records of the board meeting.

•	In principal we will oppose a proposal in the event that other takeover defense strategies exist.

•	In principal we will oppose a proposal in the event that the issuing date of invitation notice to shareholders is less than 3 weeks before the general shareholders meeting.

•	In principal we will oppose a proposal unless the introduction of takeover defense strategies is considered reasonably beneficial to interests of minority shareholders.

•	Relaxation of Requirements to Amend the Articles of Incorporation or Company Regulations

A decision regarding a proposal to relax the requirements to amend the articles of incorporation or company regulations will be made in consideration of, inter alia, the impact on shareholder value and the rights of shareholders.

•	Relaxation of Requirements for Approval of a Merger

A decision regarding a proposal to relax the requirements to approve a merger will be made in consideration of, inter alia, the impact on shareholder value and the rights of shareholders.

11. Social, Environmental and Political Problems

A decision regarding a proposal in connection with social, environmental or political problems will be made in consideration of, inter alia, the impact that the actions on the part of the company will have on shareholder value and the rights of shareholders, or on the financial condition and business performance of the company, the reasonability of these actions, and the impact on the listing of shares as well as on the continuity of the company.

12. Information Disclosure

•	In principle we will oppose a proposal for which sufficient information is not disclosed for the purpose of making a voting decision.

•	In principle we will vote in favor of a proposal to increase information disclosure, if all of the following standards are satisfied.

•	The information will be beneficial to shareholders.

•	The time and expense required for the information disclosure will be minimal.

B19-2 Giudeline on Exercising Shareholder Voting Rights and Policies for Deciding on the Exercise of Shareholder Voting Rights. April 20, 2011

13. Conflicts of Interest

We will abstain from exercising shareholder voting rights in a company that would constitute a conflict of interest.

The following company is determined to be a company that would constitute a conflict of interest:

•	Invesco Limited.

14. Shareholder proposals

A decision regarding shareholders’ proposals will be made in accordance with the Guidelines along with company’s proposal, however, will be considered on the basis of proposed individual items.

B19-2 Giudeline on Exercising Shareholder Voting Rights and Policies for Deciding on the Exercise of Shareholder Voting Rights. April 20, 2011

Guidelines on Exercising of Shareholder Voting Rights and

Policy Decision Making Criteria

(Foreign Equities)

Policy and Objectives of Exercising Shareholder Voting Rights

Our company is cognizant of the importance of corporate governance, and exercises votes with the sole objective of maximizing the long term interests of trustors (investors) and beneficiaries, pursuant to our fiduciary duty as a trustee to the trustors (investors) and the beneficiaries. We will not conduct any voting with an objective of own interest or that of any third party other than the trustors (investors) or beneficiaries. The interests of trustors (investors) and beneficiaries means the increasing of corporate value or the increasing of the economic interests of shareholders or the preventing of damage thereto.

Significance of Guidelines on Exercising Shareholder Voting Rights

Our company has determined the Guidelines on Exercising of Shareholder Voting Rights in accordance with our policy on exercising the voting rights of shareholders, for the purpose of exercising votes in an appropriate manner, and will closely examine each proposal and determine the response pursuant to these Guidelines.

Guidelines on Exercising Shareholder Voting Rights

1. Procedural Proposal

(1) Procedures

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In principle we will vote in favor of a selection of the chairman of a general meeting of shareholders, approval of the minutes, approval of the shareholders registry and other proposals in connection with procedures to hold a general meeting of shareholders.

•	In principle we will vote in favor of a procedural proposal such as the following:

•	Opening of a general meeting of shareholders

•	Closing of a general meeting of shareholders

•	Confirming the proper convening of a general meeting of shareholders

•	Satisfaction of the quorum for a general meeting of shareholders

•	Confirming the agenda items of a general meeting of shareholders

•	Election of a chairman of a general meeting of shareholders

•	Designation of shareholders who will sign the minutes of a general meeting of shareholders

•	Preparing and approving a registry of shareholders

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•	Filing of legally prescribed documents in connection with a general meeting of shareholders

•	Designation of an inspector or shareholder to inspect the minutes of a general meeting of shareholders

•	Permission to ask questions

•	Approval of the issuing of minutes of a general meeting of shareholders

•	Approval of matters of resolution and granting to the board of directors the authority to execute matters that have been approved

(2) Financial Statements, Business Reports and Auditors Reports

•	In principle we will vote in favor of a proposal requesting approval of the financial statements, business reports and auditor reports, except in the following circumstances:

•	Concerns exist about the settlement or auditing procedures; or

•	The relevant company has not answered shareholders’ questions concerning matters that should be disclosed.

(3) Allocation of Earned Surplus and Dividends

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A decision regarding a proposal requesting approval of the allocation of earned surplus and dividends will be made in consideration of, inter alia, the financial condition and the business performance of the relevant company as well as the economic interests of shareholders.

2. Election of Directors

A decision regarding a proposal in connection with electing a director will be made in consideration of, inter alia, the independence, suitability and existence or absence of any antisocial activities in the past on the part of a candidate for director. In the event that a candidate for director is a reelection candidate, we will decide in consideration, inter alia, of the director candidate’s engagement in corporate governance, accountability, the business performance of the company, and the existence or absence of any antisocial act by the company during his or her term in the office.

Definition of independence:

A person considered to be independent shall mean a person for whom there is no relationship between the relevant company and the candidate for director other than that of being selected as a director.

(1) Independence

(United States)

•	In the following circumstances we will in principle oppose or withhold approval of a

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candidate for an internal director, or a candidate for an external director who cannot be found to have a relationship of independence from the relevant company:

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If the internal director or the external director who cannot be found to have a relationship of independence from the relevant company is a member of the compensation committee or the nominating committee;

•	If the audit committee, compensation committee, or nominating committee has not been established and the director functions as a committee member;

•	If the nominating committee has not been established;

•	If external directors who are independent from the relevant company do not constitute a majority of the board of directors;

•	A person who is independent shall mean a person for whom there is no relationship between the relevant company and the candidate for director other than that of being selected as a director.

(Other than United States)

A decision concerning the independence of the candidate for director will be made in consideration of the conditions of each country.

(2) Suitability

•	In principle we shall oppose or withhold approval of a director candidate in the following circumstances:

•	An attendance rate of less than 75 percent at meetings of any of the board of directors, the audit committee, the compensation committee, or the nominating committee;

•	Serving as a director of six or more companies; or

•	Serving as a CEO of another company and also serving as an external director of at least two other companies.

(3) Corporate Governance Strategies

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In principle we will oppose or withhold approval of all candidates for reelection in the event that the board of directors employs a system of staggered terms of office and a problem of governance has occurred in the board of directors or committee but the responsible director is not made a subject of the current proposal to reelect directors.

•	In the following circumstances we will in principle oppose or withhold approval of a candidate for reelection of a director who is a member of the audit committee:

•	If an excessive auditing fee is being paid to the accounting auditor;

•	If the accounting auditor has expressed an opinion of non-compliance concerning the

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financial statements of the relevant company; or

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If the audit committee has agreed with the accounting auditor to reduce or waive the liability of accounting auditor, such as by limiting the right of the company or the shareholders to take legal action against the accounting auditor.

•	In the following circumstances we will in principle oppose or withhold approval of a candidate for reelection as a director who is a member of the compensation committee:

•	If there appears to be a negative correlation between the business performance of the company and the compensation of the CEO;

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If in the case of an option for which the stock price of the relevant company is less than the exercise price, an amendment of the exercise price or an exchange for cash or the like has been made without the approval of a general meeting of shareholders;

•	If an exchange (sale) of stock options which is limited to a single exercise has been made without obtaining the approval of a general meeting of shareholders;

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If the burn rate has exceeded the level promised in advance to shareholders (the burn rate is the annual rate of dilution measured by the stock options or rights to shares with restriction on assignment that have been actually granted (otherwise known as the “run rate”)); or

•	If a compensation system or practice exists that presents a problem.

•	In the following circumstances we will in principle oppose or withhold approval of all candidates for reelection as directors:

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If the board of directors has not taken appropriate action regarding a shareholders’ proposal even if there was a shareholders’ proposal which has been approved by a majority of the valid votes in the previous period at a general meeting of shareholders;

•	If the board of directors has not taken appropriate action such as withdrawing a takeover defense strategy, despite a majority of shareholders having accepted a public tender offer; or

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If the board of directors has not taken appropriate action regarding the cause of opposition or withholding of approval even though at the general meeting of shareholders for the previous period there was a candidate for director who was opposed or for whom approval was withheld by a majority of the valid votes.

(4) Accountability

•	In the following cases we will consider opposing or withholding approval from a candidate for reelection as a director:

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If a notice of convening states that there is a director with an attendance rate of less than 75% at meetings of the board of directors or committee meetings, but the name of the individual is not specifically stated.

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If the relevant company has a problematic system as set forth below, and business performance of the relevant company during the term in office of candidate has been in a deficit and with no dividend or is inferior when compared to those in the same industry in three consecutive periods :

•	A system of staggered terms of office;

•	A system of special resolution that is not by simple majority;

•	Shares of stock with multiple votes;

•	A takeover defense strategy that has not been approved by a resolution of a general meeting of shares;

•	No clause for exceptions exists in the event that there are competing candidates, even though a system of majority resolution has been introduced for the election of directors;

•	An unreasonable restriction is imposed on the authority of shareholders to convene an extraordinary general meeting of shareholders; or

•	An unreasonable restriction is imposed on the shareholders’ right to seek approval or disapproval on the part of shareholders by means of a letter of consent by shareholders;

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In principle we will oppose or withhold approval of all candidates for reelection as directors in the event that a dead hand or similar provision is included in a poison pill, until this provision is abolished.

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In principle we will oppose or withhold approval of all candidates for reelection as directors in the event of introducing a new poison pill with an effective duration of 12 months or more (a long-term pill), or any renewal of a poison pill including a short-term pill with an effective period of less than 12 months, by the board of directors without the approval of a general meeting of shareholders.

Nevertheless we will in principle vote in favor of all candidates for reelection as directors in the event of a new introduction if a commitment is made by binding resolution to seek approval of the new introduction at a general meeting of shareholders.

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In principle we will oppose or withhold approval of all candidates for reelection as directors in the event that a significant amendment to the disadvantage of shareholders is added to a poison pill, by the board of directors without the approval of a general meeting of shareholders.

(5) Business Performance of a Company

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We will consider opposing or withholding a candidate for reelection as a director in the event that business performance of the relevant company during the term in office of the candidate experienced a deficit in three consecutive periods and no dividends were paid.

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We will consider opposing or withholding candidate for reelection as a director in the event that business performance of the relevant company during the term in office of the candidate was inferior when compared to others in the same industry.

(6) Antisocial Activities on the Part of the Company

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In principle we will oppose or withhold a candidate for reelection as a director in the event that during the term in office of the candidate a corporate scandal occurred that had a significant impact on society and caused or could cause damage to of shareholder value.

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In principle we will oppose or withhold approval of a candidate for reelection as a director who was a member of the audit committee, if inappropriate accounting practices occurred at the relevant company such as window dressing, accounting treatment that deviates from GAAP (generally accepted accounting principles), or a significant omission in disclosure pursuant to Article 404 of the Sox Law.

(7) Other

•	In principle we will oppose or withhold a candidate for director in the event that information concerning the relevant candidate has not been sufficiently disclosed.

(8) Amendment of the Number and Composition of Directors

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A decision regarding a proposal concerning amendment of the number of directors or the composition of the board of directors will be made by making a comparison with the existing situation and considering, inter alia, the impact on the relevant company and the economic interests of shareholders.

•	In principle we will vote in favor of a proposal to diversify the composition of a board of directors.

•	In principle we will vote in favor of a proposal to fix the number of members of a board of directors, except when it is determined that this is a takeover defense strategy.

•	In principle we will oppose a proposal to make shareholder approval unnecessary in connection with an amendment of the number of members or composition of the board of directors.

(9) Amendment of Qualification Requirements, Period of Service, or Extent of Liability of Directors

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A decision regarding a proposal concerning amendment of the required qualifications of directors, their terms of office or scope of liabilities will be made by making a comparison with the existing situation and considering, inter alia, the impact on the relevant company and the economic interests of shareholders

•	In principle we will oppose a proposal requesting retention of a certain number of a

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company’s own shares as a condition of installation or continuation in office of a director.

•	In principle we will oppose a proposal to restrict a term in office of a director.

•	In principle we will oppose a proposal to institute normal retirement age of directors.

•	In principle we will oppose a proposal to reduce the liabilities of a director from liability in connection with financial damage as a result of a violation of the fiduciary duties.

(10) Amendment of the Procedural Method for Election of Directors

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We will decide on proposal concerning amendment of the procedural method of electing directors will be made by making a comparison with the existing situation and considering, inter alia, the reasonability of the amendment.

•	In principle we will vote in favor of a proposal to require the approval of the majority of the valid votes for an election of a director.

•	In principle we will vote in favor of a proposal to prohibit the US style voting system.

3. Election of Statutory Auditors

•	A decision regarding a proposal in connection with electing a statutory auditor shall be made by considering, inter alia, the independence and suitability of the statutory auditor candidate.

•	In principle we will oppose a candidate for reelection as a statutory auditor in the event that significant concerns exist in an audit report that has been submitted or audit proceedings.

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A person who is independent shall mean a person for whom there is no relationship between the relevant company and the candidate for statutory auditor other than that of being selected as a statutory auditor.

4. Election of Accounting Auditor

We will decide on proposals concerning the election of an accounting auditor by considering, inter alia, the suitability of the candidate for accounting auditor, and the level of audit fees.

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In principle we will oppose a candidate for accounting auditor in the event that the accounting auditor can be determined to have expressed an opinion that is not accurate concerning the financial condition of the relevant company.

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In principle we will oppose in the event that a contract for non-auditing work exists between the accounting auditor and the relevant company, and it is determined that the non-auditing work can be found to present a conflict of interest with the auditing work.

•	In principle we will oppose a candidate for accounting auditor in the event that an excessive auditing fee is paid.

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In principle we will oppose a proposal requesting a change of accounting auditor in the event that the reason for the change can be determined to be a result of a difference in interpretation between the accounting auditor and the relevant company regarding accounting policy.

5. Compensation of Directors, Statutory Auditors, Officers and Employees

(1) Compensation (Including Bonus)

•	Proposals concerning compensation will be decided in consideration of, inter alia, levels of compensation, business performance of the company, and the reasonability of the framework.

•	In principle we will vote in favor of a proposal to obtain approval of compensation reports, except in the following cases:

•	A negative correlation appears to exist between the business performance of the company and compensation.

•	A compensation framework or practice exists which presents an issue.

•	In principle we will oppose a proposal to set an absolute level or maximum compensation.

•	In principle we will oppose a proposal to pay compensation only by granting shares.

(2) Stock Option Plan

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A proposal to introduce or amend a stock option plan will be decided in consideration of, inter alia, the impact that introducing or amending the plan will have on shareholder value and the rights of shareholders, as well as the level of compensation, the scope of implementation and the reasonability of the plan.

•	In principle we will oppose a proposal to reduce the exercise price of a stock option plan.

•	In principle we will vote in favor of a proposal to request that an amendment of the exercise price of a stock option plan be made a matter for approval by the shareholders.

(3) Stock Purchase Plan

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A decision regarding a proposal requesting the introduction or amendment of a stock purchase plan will be made in consideration of, inter alia, the impact that introducing or amending the plan will have on shareholder value and the rights of shareholders, the scope of implementation and the reasonability of the plan.

(4) Retirement Bonus of Directors or Statutory Auditors

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A decision regarding a proposal in connection with awarding a retirement bonus to a director or a statutory auditor will be made in consideration of, inter alia, the extent of the persons who are to be recipients, the existence or absence of antisocial activities in the past on the part of the prospective recipients, the business performance of the company, and the existence or absence of antisocial activities on the part of the company. In principle we will

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oppose awarding a retirement bonus in the event that a significant criminal act has been committed by the recipient during his or her term in office. Moreover we will also consider opposing the awarding of a retirement bonus in the event that the business performance of the relevant company during the term in office of the candidate experienced a deficit in three consecutive periods and no dividends were paid or they were inferior when compared to others in the same industry. In principle we will oppose awarding a retirement bonus in the event that during the term in office of the recipient inappropriate accounting practices occurred such as window dressing or accounting treatment that deviates from generally accepted accounting principles or a significant omission in disclosure, or a corporate scandal occurred, which had a significant impact on society and caused or could cause damage to shareholder value.

6. Equity Financing Policy

(1) Amendment of the Number of Authorized Shares

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A decision regarding a proposal requesting an increase in the number of authorized shares of stock shall be made by considering, inter alia, the impact that amending the number of authorized shares will have on shareholder value and the rights of shareholders, as well as the reasonability of the amendment of the number of authorized shares, and the impact on the listing of shares as well as on the continuity of the company.

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In principle we will vote in favor of a proposal requesting an increase in the number of authorized shares if it can be determined that unless an increase is made to the number of authorized shares the company will be delisted or that there is a risk of a significant impact on the continuity of the company.

•	In principle we will oppose a proposal to increase the number of authorized shares after the appearance of an acquirer.

(2) Issuing of New Shares

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In principle if the existing shareholders will be granted new share subscription rights (pre-emptive purchase rights) we will vote in favor of a proposal to issue new shares up to 100 percent of the number of shares issued and outstanding.

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If the existing shareholders will not be granted new share subscription rights (pre-emptive purchase rights) we will in principle vote in favor of a proposal to issue new shares up to 20 percent of the number of shares issued and outstanding.

•	In principle we will oppose a proposal to issue new shares after an acquirer has appeared.

(3) Acquisition or Reissue by a Company of Its Own Shares

•	A decision regarding a proposal for a company to acquire or reissue its own shares shall be made by considering, inter alia, its reasonability.

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(4) Stock Split

•	In principle we will vote in favor of a proposal involving a stock split.

(5) Consolidation of Shares (Reverse Split)

•	A decision regarding a proposal involving a consolidation of shares (reverse split) shall be made by considering, inter alia, its reasonability.

(6) Reduction in Par Value of Shares

•	In principle we will vote in favor of a proposal reducing the par value of shares.

(7) Preferred Shares

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A decision regarding a proposal in connection with creating new preferred shares or amending the number of authorized preferred shares shall be made by considering, inter alia, the existence or absence of voting rights, dividends, conversion or other rights to be granted to the preferred shares as well as the reasonability of those rights.

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In principle we will oppose a proposal requesting the creation of new preferred shares or increasing the authorized number of preferred shares, by way of a blank power of attorney that does not specify the voting rights, dividends, conversion or other rights.

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In principle we will vote in favor of a proposal to create new preferred shares or to increase the number of authorized preferred shares if the voting rights, dividends, conversion and other rights are stipulated and these rights can be determined to be reasonable.

•	In principle we will vote in favor of a proposal to make the issuing of preferred shares a matter for approval by the shareholders.

(8) Classified Shares

•	In principle we will oppose a proposal requesting the creation of new shares with differing voting rights or increasing the authorized number of shares with differing voting rights.

•	In principle we will vote in favor of a proposal to convert to a capital structure in which there is one vote per share.

(9) Issuing of Convertible Bonds

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A decision regarding a proposal to issue convertible bonds shall be made by considering, inter alia, the number of shares into which the bonds are to be converted, and the period to maturity of the bonds.

(10) Issuing of Non-Convertible Bonds, and Increasing a Borrowing Limit

•	A decision regarding a proposal to issue non-convertible bonds will be made by considering, inter alia, the financial condition of the relevant company.

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•	A decision regarding a proposal to increase a borrowing limit shall be made by considering, inter alia, the financial condition of the relevant company.

(11) Equitization of Debt

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A decision regarding a proposal requesting an amendment of the number of authorized shares or issuing of shares of the company in relation to a debt restructuring shall be made in consideration of, inter alia, the conditions of amending the number of authorized shares or issuing shares of the company, the impact on shareholder value and on the rights of shareholders, the reasonability thereof, as well as the impact on listing of the shares and on the continuity of the company.

(12) Capital Reduction

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A decision regarding a proposal in connection with a capital reduction will be made in consideration of, inter alia, the impact on shareholder value and on the rights of shareholders, the reasonability of the capital reduction, as well as the impact on listing of the shares and on the continuity of the company.

•	In principle we will approve a proposal requesting a capital reduction in the form of a standard accounting processing.

(13) Financing Plan

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A decision regarding a proposal in connection with a financing plan will be made in consideration of, inter alia, the impact on shareholder value and on the rights of shareholders, as well as the reasonability thereof, and the impact on the listing of shares as well as on the continuity of the company.

•	In principle we will vote in favor of a proposal requesting approval of a financing plan.

(14) Capitalization of Reserves

•	In principle we will vote in favor of a proposal requesting a capitalization of reserves.

7. Corporate Governance

(1) Amendment of Settlement Period

•	In principle we will vote in favor of a proposal requesting an amendment of the settlement period, except when it can be determined that the objective is to delay a general meeting of shareholders.

(2) Amendment of Articles of Incorporation

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A decision regarding a proposal in connection with an amendment of the articles of incorporation will be made in consideration of, inter alia, the impact on shareholder value and the rights of shareholders as well as the necessity and the reasonability of amending

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the articles of incorporation.

•	In principle we will vote in favor of a proposal to amend the articles of incorporation if amendment of the articles of incorporation is necessary by law.

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In principle we will oppose a proposal to amend the articles of incorporation if it can be determined that there is a risk that the rights of shareholders will be infringed or a risk that a reduction in shareholder value will occur as a result of the relevant amendment.

(3) Amendment of the Quorum of a General Meeting of Shareholders

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A decision regarding a proposal in connection with amending the quorum of a general meeting of shareholders and a special resolution of a general shareholders meeting will be made in consideration of, inter alia, the impact on shareholder value and on the rights of shareholders as well as the customs of the region or country.

•	In principle we will oppose a proposal to reduce the quorum of a general meeting of shareholders.

•	In principle we will oppose a proposal to reduce the quorum of a special resolution.

(4) Omnibus Proposal of a General Meeting of Shareholders

•	In principle we will oppose an omnibus proposal at a general meeting of shareholders if the entire proposal will not be in the best interests of shareholders.

(5) Other

(Anonymous Voting)

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In principle we will vote in favor of a proposal requesting anonymous voting, an independent vote counter, an independent inspector, and separate disclosure of the results of voting on a resolution of a general meeting of shareholders.

(Authority to Postpone General Meetings of Shareholders)

•	In principle we will oppose a proposal requesting to grant to a company the authority to postpone a general meeting of shareholders.

(Requirement of Super Majority Approval)

•	In principle we will vote in favor of a proposal requesting a relaxation or abolishment of the requirement for a super majority.

8. Corporate Behavior

(1) Amendment of Tradename or Location of Corporate Registration

•	In principle we will vote in favor of a proposal requesting amendment of a tradename.

•	In principle we will vote in favor of a proposal requesting amendment of a location of

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corporate registration.

(2) Corporate Restructuring

A decision regarding a proposal in connection with a merger, acquisition, assignment or acquisition of business, company split (spin-off), sale of assets, being acquired, corporate liquidation or other corporate restructuring will be made in consideration of, inter alia, the respective impact on shareholder value and on the rights of shareholders, the impact on the financial condition and on the business performance of the relevant company, as well as the reasonability thereof, and the impact on the listing of shares and on the continuity of the company.

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A decision regarding a proposal in connection with a corporate reorganization as set forth below will be made in consideration of, inter alia, the respective impact on shareholder value and on the rights of shareholders, the impact on the financial condition and on the business performance of the relevant company, as well as the reasonability thereof, and the impact on the listing of shares as well as on the continuity of the company:

Merger or acquisition;

Assignment or acquisition of business;

Company split (spin-off);

Sale of assets;

Being acquired; or

Liquidation.

(3) Proxy Contest

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A decision regarding a proposal in connection with election of a director from among opposing candidates will be made in consideration of the independence, suitability, existence or absence of any antisocial activities in the past on the part of a candidate for director, the actions in corporate governance, accountability the business performance of the company, the existence or absence of antisocial activities of the company, and the background to the proxy contest.

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A person who is considered to be independent shall mean a person for whom there is no relationship between the relevant company and the candidate for director other than that of being selected as a candidate director of the relevant company.

(4) Defense Strategy in Proxy Contest

•	Staggered Board

In principle we will oppose a proposal requesting the introduction of staggered board of directors:

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•	In principle we will oppose a proposal requesting the introduction of a staggered board of directors.

•	In principle we will vote in favor of a proposal requesting that the terms in office of directors be one year.

•	Authority to Dismiss Directors

In principle we will oppose a proposal requesting more stringent requirements for the shareholders to be able to dismiss a director.

•	Cumulative Voting

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In principle we will vote in favor of a proposal to introduce cumulative voting in connection with the election of directors. However, in principle we will oppose a proposal which a majority of valid votes is required to elect a director except in the event that shareholders are able to write-in their own candidate in the convening notice or ballot of the company and the number of candidates exceeds a prescribed number.

•	In principle we will oppose a proposal requesting the abolition of cumulative voting in connection with the election of directors.

•	Authority to Call an Extraordinary General Meeting of Shareholders

•	In principle we will vote in favor of a proposal requesting a right of shareholders to call an extraordinary general meeting of shareholders.

•	In principle we will vote in favor of a proposal to abolish restrictions on the right of shareholders to call an extraordinary general meeting of shareholders.

•	In principle we will oppose a proposal to restrict or prohibit the right of shareholders to call an extraordinary general meeting of shareholders.

•	Letter of Consent Seeking Approval or Disapproval from Shareholders

•	In principle we will vote in favor of a proposal requesting that shareholders have the right to seek approval or disapproval on the part of shareholders by means of a letter of consent.

•	In principle we will vote in favor of a proposal to abolish restrictions on the right of shareholders to seek approval or disapproval on the part of shareholders by means of a letter of consent.

•	In principle we will oppose a proposal to restrict or prohibit the right of shareholders to seek approval or disapproval on the part of shareholders by means of a letter of consent.

(5) Takeover Defense Strategies

•	Rights Plan (Poison Pill)

A decision regarding a proposal in connection with introducing a rights plan (poison pill) will be made in consideration of, inter alia, the triggering conditions, the effective period,

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the conditions of disclosure of content, the composition of directors of the relevant company, and the status of introducing other takeover defense strategies.

•	Fair Price Conditions

A decision regarding a proposal in connection with introducing fair price conditions will be made in consideration of, inter alia, the triggering conditions, the decision-making process for triggering, and the reasonability of the plan.

•	In principle we will vote in favor of a proposal requesting the introduction of fair price conditions, provided that the following is satisfied.

•	At the time of triggering the fair price provision, the approval of a majority or not more than a majority of shareholders without a direct interest in the acquisition is to be sought

•	In principle we will vote in favor of a proposal to reduce the number of approvals by shareholders that is necessary to trigger fair price provision.

•	Anti-Greenmail Provision

A decision regarding a proposal in connection with introducing an anti-greenmail provision will be made in consideration of, inter alia, the triggering conditions, the decision-making process for triggering, and the reasonability of the plan.

•	In principle we will vote in favor of a proposal requesting the introduction of anti-greenmail provisions, provided that all of the following standards are satisfied:

•	The definition of greenmail is clear

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If a buyback offer is to be made to a person who holds a large number of shares, that the buy-back offer will be made to all shareholders, or confirmation will be made that shareholders who do not have a direct interest in the takeover do not oppose the buyback offer to the person who holds a large number of shares.

•	No clause is included which would restrict the rights of shareholders, such as measures to deter being bought out.

•	Golden Parachute and Tin Parachute Conditions

A decision regarding a proposal in connection with introducing a golden parachute or a tin parachute will be made in consideration of, inter alia, the triggering conditions, the decision-making process for triggering, the level of compensation to be provided and the reasonability of the plan.

•	In principle we will vote in favor of a proposal to introduce or amend a golden parachute or a tin parachute if all of the following criteria are satisfied:

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•	The triggering of the golden parachute or the tin parachute will be determined by an independent committee.

•	The payable compensation shall be no more than three times the employment compensation payable for a year.

•	Payment of compensation shall be made after the transfer of control.

•	Classified Shares

In principle we will oppose a proposal in connection with creating new classified shares with multiple voting rights.

A decision regarding a proposal in connection with creating new classified shares with no voting rights or less voting rights will be made in consideration of, inter alia, the terms of the classified shares.

•	In principle we will oppose a proposal to create classified shares with multiple voting rights.

•	In principle we will vote in favor of a proposal to create new classified shares with no voting rights or less voting rights if all of the following conditions are satisfied.

•	The objective of creating the new classified shares is to obtain financing while minimizing the dilution of the existing shareholders.

•	The creation of the new classified shares does not have an objective of protecting the voting rights of shareholders that have a direct interest in a takeover or of major shareholders.

•	Issuing New Shares to a White Squire or a White Knight

A decision regarding a proposal in connection with issuing shares to a white squire or a white knight will be made in consideration of, inter alia, the conditions of issuing the shares.

•	Relaxation of Requirements to Amend the Articles of Incorporation or Company Regulations

A decision regarding a proposal to relax the requirements to amend the articles of incorporation or company regulations will be made in consideration of, inter alia, the impact on shareholder value and the rights of shareholders.

•	Relaxation of Requirements for Approval of a Merger

A decision regarding a proposal to relax the requirements to approve a merger will be made in consideration of, inter alia, the impact on shareholder value and on the rights of shareholders.

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•	Introduction or Amendment of Takeover Defense Strategy

In principle we will oppose a proposal in connection with introducing or amending a takeover defense strategy that will reduce shareholder value or infringe the rights of shareholders.

9. Social, Environmental and Political Problems

A decision regarding a proposal in connection with a social, environmental or political problems will be made in consideration of, inter alia, the impact that the actions on the part of the company will have on shareholder value and the rights of shareholders, the impact on the financial condition and the business performance of the company, the reasonability of these actions, and the impact on the listing of shares as well as on the continuity of the company.

10. Information Disclosure

•	In principle we will oppose a proposal for which sufficient information is not disclosed for the purpose of making a voting decision.

•	In principle we will vote in favor of a proposal to increase information disclosure, if all of the following criteria are satisfied.

•	The information will be beneficial to shareholders.

•	The time and expense required for the information disclosure will be minimal.

11. Other

(1) Directors

•	Ex Post Facto Approval of Actions by Directors and Executive Officers

In principle we will vote in favor of a proposal requesting ex post facto approval of an action taken by the directors or executive officers as long as there are no material concerns such as having committed an act in violation of fiduciary duties.

•	Separation of Chairman of the Board of Directors and CEO

•

In principle we will vote in favor of a proposal to have a director who is independent from the relevant company serve as the chairman of the board of directors as long as there are not sufficient reasons to oppose the proposal, such as the existence of a corporate governance organization that will counter a CEO who is also serving as chairman.

•	A person considered to be independent shall mean a person for whom there is no relationship between the relevant company and the director other than that of being selected as a director.

B19-2 Giudeline on Exercising Shareholder Voting Rights and Policies for Deciding on the Exercise of Shareholder Voting Rights. April 20, 2011

•	Independence of Board of Directors

•

In principle we will vote in favor of a proposal to have directors who are independent from the relevant company account for at least a majority or more than two-thirds of the members of the board of directors.

•	In principle we will vote in favor of a proposal that the audit committee, compensation committee and nominating committee of the board of directors shall be composed solely of independent directors.

•	A person considered to be independent shall mean a person for whom there is no relationship between the relevant company and the director other than that of being selected as a director.

(2) Statutory Auditors

•	Ex Post Facto Approval of Actions by Statutory Auditors

In principle we will vote in favor of a proposal requesting ex post facto approval of an action taken by a statutory auditor as long as there are no material concerns such as having committed an act in violation of fiduciary duties.

•	Attendance by a Statutory Auditor at a General Meeting of Shareholders

In principle we will vote in favor of a proposal requesting that a statutory auditor attend a general meeting of shareholders.

(3) Accounting Auditor

•	Fees of an accounting auditor

•	In principle we will vote in favor of a proposal requesting that the decision on the fees of an accounting auditor is left up to the discretion of the board of directors.

•	In principle we will oppose a proposal to reduce or waive the liability of an accounting auditor.

•	Selection of the Accounting Auditor by a General Meeting of Shareholders

•	In principle we will vote in favor of a proposal to make the selection of an accounting auditor a matter for resolution by a general meeting of shareholders.

12. Conflicts of Interest

We will abstain from exercising shareholder voting rights in a company that would constitute a conflict of interest.

B19-2 Giudeline on Exercising Shareholder Voting Rights and Policies for Deciding on the Exercise of Shareholder Voting Rights. April 20, 2011

The following company is determined to be a company that would constitute a conflict of interest:

•	Invesco Limited.

13. Shareholder Proposals

A decision regarding shareholders’ proposals will be made in accordance with the Guideline along with company’s proposal, however, will be considered on the basis of proposed individual items.

Proxy Policies and Procedures

for

Invesco Asset Management Deutschland GmbH

April 2013

INVESCO CONTINENTAL EUROPE

VOTING RIGHTS POLICY

INVESCO ASSET MANAGEMENT SA (& BRANCHES IN AMSTERDAM, BRUSSELS, MADRID, MILAN, STOCKHOLM)

INVESCO ASSET MANAGEMENT DEUTSCHLAND GMBH

INVESCO ASSET MANAGEMENT ÖSTERREICH GMBH

Approach

This document sets out the high level Proxy Voting Policy of the companies outlined above and referred to as Invesco Continental Europe (“Invesco CE”). The principles within this policy are followed by these companies or to any of its delegates as applicable.

Invesco CE is committed to the fair and equitable treatment of all its clients. As such Invesco CE has put in place procedures to ensure that voting rights attached to securities within a UCITS or portfolio for which it is the Management Company are exercised where appropriate and in the best interests of the individual UCITS/ portfolio itself. Where Invesco CE delegates the activity of Investment Management it will ensure that the delegate has in place policies and procedures consistent with the principles of this policy.

Voting Opportunities

Voting opportunities which exist in relation to securities within each individual UCITS/ portfolio are monitored on an ongoing basis in order to ensure that advantage can be taken of any opportunity that arises to benefit the individual UCITS/ portfolio.

When is has been identified that a voting opportunity exists, an investment decisions is taken whether or not the opportunity to vote should be exercised and, if relevant, the voting decision to be taken. Considerations which are taken into account include:

•	The cost of participating in the vote relative to the potential benefit to the UCITS/portfolio.

•

The impact of participation in a vote on the liquidity of the securities creating the voting opportunity due to the fact that some jurisdictions will require that the securities are not sold for a period if they are the subject of a vote.

•	Other factors as deemed appropriate by the Investment Manager in relation to the investment objectives and policy of the individual UCITS/ portfolio.

It may be the case that an investment decision is taken not to participate in a vote. Such decisions can be equally appropriate due to the considerations applied by the investment team to determine the relative benefit to the individual UCITS/ portfolio, based on criteria such as fund size, investment objective, policy and investment strategy applicable.

Conflicts of Interest:

Invesco CE has a Conflicts of Interest Policy which outlines the principles for avoiding, and where not possible, managing conflicts of interest. At no time will Invesco CE use shareholding powers in respect of individual UCITS/portfolio to advance its own commercial interests, to pursue a social or political cause that is unrelated to a UCITS’/portfolio’s economic interests, or to favour another UCITS/ portfolio or client or other relationship to the detriment of others. This policy is available, free of cost, from any of the Invesco CE companies.

Information on Voting Activity:

Further information on votes which were available to individual UCITS and actions taken are available to unitholders free of charge and by request to the UCITS Management Company.

APPENDIX F

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

To the best knowledge of the Trust, the names and addresses of the record and beneficial holders of 5% or more of the outstanding shares of each class of the Trust’s equity securities and the percentage of the outstanding shares held by such holders are set forth below. Unless otherwise indicated below, the Trust has no knowledge as to whether all or any portion of the shares owned of record are also owned beneficially.

A shareholder who owns beneficially 25% or more of the outstanding securities of a portfolio is presumed to “control” that portfolio as defined in the 1940 Act. Such control may affect the voting rights of other shareholders.

All information listed below is as of December 1, 2015.

Liquid Assets Portfolio

	Cash Management Class	Corporate Class	Institutional Class	Personal Investment Class	Private Investment Class	Reserve Class	Resource Class
Name and Address of Principal Holder	Percentage Owned of Record	Percentage Owned of Record	Percentage Owned of Record	Percentage Owned of Record	Percentage Owned of Record	Percentage Owned of Record	Percentage Owned of Record
5/3 Bank TTEE 5001 Kingsley Drive Cincinnati, OH 45227-1114	39.03%	—	—	—	—	—	—
Band & Co 1555 N Rivercenter Dr Suite 302 Milwaukee, WI 53212	—	—	10.71%	—	—	—	—
BGL BNP Paribas Fund Brokerage 50 Avenue J.F. Kennedy, Luxembourg L2951	—	—	17.47%	—	—	—	—
BNY Mellon Acting 500 Ross St Ste 850 Pittsburgh, PA 15262	—	53.95%	—	—	—	—	—
CoBank CMP PO Box 5110 Denver, CO 80217	26.17%	—	—	41.19%	—	—	59.32%

	Cash Management Class	Corporate Class	Institutional Class	Personal Investment Class	Private Investment Class	Reserve Class	Resource Class
Name and Address of Principal Holder	Percentage Owned of Record	Percentage Owned of Record	Percentage Owned of Record	Percentage Owned of Record	Percentage Owned of Record	Percentage Owned of Record	Percentage Owned of Record
Frost 131 Sweep Attn Karen Banks PO Box 2358 San Antonio, TX 78299	5.38%	—	—	—	7.90%	—	—
Frost Bank TX, Muir & Co, P.O. Box 2479, San Antonio, TX 78298-2479					17.03%
Hare & Co 2 Attn Frank Notaro 111 Sanders Creek Pkwy East Syracuse, NY 13057	—	32.98%	—	—	34.38%	—	—
Invesco Fund of Funds 3 Attn: Kim Waycaster Money Market Portfolio Admin 11 Greenway Plaza Suite 2500 Houston, TX 77046	—	—	22.72%	—	—	—	—
Laba & Co 135 South LaSalle St Chicago, IL 60603	—	—	5.76%	—	—	—	—
Maril& Co BMO Harris Bank NA Attn: Marge Muccilli 1000 N Water Street TR14 Milwaukee, WI 53202	—	—	5.18%	—	—	—	—
Morgan Stanley NJ (NSCC) Attn Jennifer Kang 2000 Westchester Ave FL 2 Purchase, NY 10577-2530	—	—	—	—	—	—	8.28%
NFS FBO Customers Attn: Mutual Funds Dept., 10th Floor 499 Washington Blvd Jersey City, NJ 07031	—	—	—	—	—	40.64%	—

	Cash Management Class	Corporate Class	Institutional Class	Personal Investment Class	Private Investment Class	Reserve Class	Resource Class
Name and Address of Principal Holder	Percentage Owned of Record	Percentage Owned of Record	Percentage Owned of Record	Percentage Owned of Record	Percentage Owned of Record	Percentage Owned of Record	Percentage Owned of Record
Pershing Omnibus Attn: Cash Management Services 1 Pershing Plaza Jersey City, NJ 07399	—	—	—	—	—	51.99%	7.64%
Raymond James – Tennessee 6550 Carothers Parkway Attn Mary K Byrd Ste 140 Franklin, TN 37067	—	—	—	—	—	—	5.32%
Reliance Trust Co PO Box 28166 Atlanta, GA 30358-0166	—	—	—	38.00%	—	—	—
Reliance Trust Company 1100 Abernathy Rd NE Atlanta, GA 30328-5620	—	—	—	6.23%	—	—	—
Tice & Co Attn: Debbie Potempa P.O. Box 1377 Buffalo, NY 14240	—	—	—	—	10.61%	—	—
VOYA Institutional (NSCC) 1 Heritage Dr North Quincy, ME 02171	—	—	—	—	15.93%	—	—
Wachovia (NSCC) Attn Barb Tenpenny Mailcode H000609 1 N Jefferson Ave St Louis, MO 63103	—	—	—	—	—	—	9.17%

	Cash Management Class	Corporate Class	Institutional Class	Personal Investment Class	Private Investment Class	Reserve Class	Resource Class
Name and Address of Principal Holder	Percentage Owned of Record	Percentage Owned of Record	Percentage Owned of Record	Percentage Owned of Record	Percentage Owned of Record	Percentage Owned of Record	Percentage Owned of Record
William Blair Attn: Meg Kelly 222 W Adams Street Chicago, IL 60606-5237	5.17%	—	—	—	—	—	—
Woodforest Sweep Acct 3101 West Davis Conroe, TX 77304	—	—	—	11.82%	—	—	—

STIC Prime Portfolio

	Cash Management Class	Corporate Class	Institutional Class	Personal Investment Class	Private Investment Class	Reserve Class	Resource Class
Name and Address of Principal Holder	Percentage Owned of Record	Percentage Owned of Record	Percentage Owned of Record	Percentage Owned of Record	Percentage Owned of Record	Percentage Owned of Record	Percentage Owned of Record
Anb Attn: Joe Martinez Money Market Clerk PO Box 1 Amarillo, TX 79105-0001	—	—	6.27%	—	—	—	—
Band & Co. 1555 N. Rivercenter Dr, Suite 302 Milwaukee, WI 53212	—	—	14.59%	—	—	—	—
Cherry Trust Co. Attn Trust Dept Barb R. Gross 3033 E 1st Ave Denver, CO 80206-5617	—	—	—	—	—	—	6.19%
FNBB-Jeff Davis Bank Attn: Shelia Esteve P.O. Box 80579 Baton Rouge, LA 70898	—	—	—	—	—	6.04%	—
Frost 131 Direct Attn: Karen Banks P.O. Box 2358 San Antonio, TX 78299	—	—	—	—	33.94%	—	—

	Cash Management Class	Corporate Class	Institutional Class	Personal Investment Class	Private Investment Class	Reserve Class	Resource Class
Name and Address of Principal Holder	Percentage Owned of Record	Percentage Owned of Record	Percentage Owned of Record	Percentage Owned of Record	Percentage Owned of Record	Percentage Owned of Record	Percentage Owned of Record
Frost 131 Sweep Attn: Karen Banks P.O. Box 2358 San Antonio, TX 78299	11.79%	—	—	98.16%	—	—	—
Frost Bank TX Muir & Co. C/O Frost PO Box 2479 San Antonio, TX 78298	—	—	16.37%	—	19.52%	—	—
Hare & Co. 2 Attn Frank Notaro 111 Sanders Creek Pkwy East Syracuse, NY 13057	58.90%	—	—	—	16.80%	—	—
Huntington Investment 41 S High Street Ninth Floor Columbus, OH 43287	—	—	—	—	6.13%	—	—
Invesco Fund of Funds Attn: Kim Waycaster Money Market Portfolio Admin 11 Greenway Plaza Suite 2500 Houston, TX 77046	—	—	5.79%	—	—	—	—
JP Morgan Chase – GCS Attn Jimmy Angelaras 4 Chase Metrotech Center 7th Floor Brooklyn, NY 11245	—	62.04%	—	—	—	—	—
Los Angeles County Attn Teresa Gee Treasurer and Tax Collector 500 W Temple Str Ste 432 Los Angeles, CA 90012	—	—	7.11%	—	—	—	—
Nabank & Co. P.O. Box 2180 Tulsa, OK 74101	12.46%	—	—	—	—	—	—

	Cash Management Class	Corporate Class	Institutional Class	Personal Investment Class	Private Investment Class	Reserve Class	Resource Class
Name and Address of Principal Holder	Percentage Owned of Record	Percentage Owned of Record	Percentage Owned of Record	Percentage Owned of Record	Percentage Owned of Record	Percentage Owned of Record	Percentage Owned of Record
Pershing Omnibus Attn: Cash Management Services 1 Pershing Plaza Jersey City, NJ 07399	—	—	—	—	—	92.86%	86.56%
State Street Bank FBO Cash Sweep Support Group Josiah Quincy Building 5 N 200 Newport Avenue North Quincy, MA 02171	—	—	23.25%	—	—	—	—
Tice & Co Attn: Debbie Potempa PO Box 1377 Buffalo, NY 14240	—	—	6.53%	—	—	—	—
Union Bank Tr, Nom Attn: LaVonna Bowden P.O. Box 85484 San Diego, CA 92186-5484	—	6.73%	—	—	—	—	—
Union Bank of CA 530 B St, Ste 203, San Diego, CA 92101					19.63%
U.S. Bank 777 E. Wisconsin Ave. Milwaukee, WI 53202	—	31.23%	—	—	—	—	—
William Blair Attn Meg Kelley 222 W Adams St Chicago, IL 60606-5237	12.16%	—	—	—	—	—	—

Treasury Portfolio

	Cash Management Class	Corporate Class		Institutional Class	Personal Investment Class	Private Investment Class	Reserve Class	Resource Class
Name and Address of Principal Holder	Percentage Owned of Record	Percentage Owned of Record		Percentage Owned of Record	Percentage Owned of Record	Percentage Owned of Record	Percentage Owned of Record	Percentage Owned of Record
Band & Co. 1555 N Rivercenter Dr Ste 302 Milwaukee, WI 53212	—	—		16.20%	—	—	—	—
Bank of N.Y. One Wall Street 2nd Floor Stif/Master Note Attn: Frank Notaro New York, NY 10286	10.11%	—		—	—	—	—	—
Boston & Co PO Box 3198 525 William Penn Place Pittsburgh, PA 15230-3198	41.15%	—		—	—	—	—	—
Frost 131 Direct , Attn. Kim Banks, PO Box 2358, San Antonio, TX 78299					10.94%
Frost 131 Sweep Attn: Karen Banks PO Box 2358 San Antonio, TX 78299	—	—		—	86.45%	—	—	—
Hare & Co. 2 Attn: Frank Notaro 111 Sanders Creek Pkwy East Syracuse, NY 13057	40.35%	21.73%		—	—	21.75%	—	—
Invesco Affiliated Funds, Attn. Kim Waycaster, 11 Greenway Plaza, Ste. 2500, Houston, TX 77046				36.24%
JP Morgan Chase-GCS Attn Jimmy Angelaras 4 Chase Metrotech Center 7th Floor Brooklyn, NY 11245	—	12.36	%^	—	—	—	—	—

	Cash Management Class	Corporate Class	Institutional Class	Personal Investment Class	Private Investment Class	Reserve Class	Resource Class
Name and Address of Principal Holder	Percentage Owned of Record	Percentage Owned of Record	Percentage Owned of Record	Percentage Owned of Record	Percentage Owned of Record	Percentage Owned of Record	Percentage Owned of Record
L&B Realty Attn Mark Gruver 8750 N Central Expressway, Ste 800 Dallas, TX 75231	—	—	—	—	5.34%	—	—
NFS FBO Customers Attn Mutual Funds Department 10th FL 499 Washington Blvd Jersey City, NJ 07031	—	—	—	—	—	16.12%	—
Pershing Omnibus Attn: Cash Management Services 1 Pershing Plaza Jersey City, NJ 07399	—	—	—	—	—	83.83%	—
State Street Bank FBO Cash Sweep Support Group Josiah Quincy Building 5N 200 Newport Avenue North Quincy, MA 02171	—	—	8.39%	—	—	—	—
SunGard Times Bldg 336 Fourth Ave Pittsburgh, PA 15222	—	7.39%	—	—	—	—	—
US Bank 1555 N. Rivercenter Dr., Suite 302 Milwaukee, WI 53212	—	—	—	—	—	—	89.58%
Union Bank Tr Nom PO Box 85484 San Diego, CA 92186	—	11.82%	—	—	—	—	—
Wells Fargo Bank Safekeeping Wells Fargo Bank NA Minneapolis, MN 55479-0001	—	18.44%	—	—	—	—	—

	Cash Management Class	Corporate Class	Institutional Class	Personal Investment Class	Private Investment Class	Reserve Class	Resource Class
Name and Address of Principal Holder	Percentage Owned of Record	Percentage Owned of Record	Percentage Owned of Record	Percentage Owned of Record	Percentage Owned of Record	Percentage Owned of Record	Percentage Owned of Record
WFSLLC Attn: Money Funds Mail Cod NC 0675 Building 1B1 1525 West W. T. Harris Blvd. Charlotte, NC 28262	—	16.61%	—	—	—	—	—
Zions Attn: Trust Dept. Bob G Shira PO Box 30880 Salt Lake City, UT 84130	—	—	—	—	52.10%	—	—

Government & Agency Portfolio

	Cash Management Class	Corporate Class	Institutional Class	Personal Investment Class	Private Investment Class	Reserve Class	Resource Class
Name and Address of Principal Holder	Percentage Owned of Record	Percentage Owned of Record	Percentage Owned of Record	Percentage Owned of Record	Percentage Owned of Record	Percentage Owned of Record	Percentage Owned of Record
Bank of OK, Inst Inv Attn: Carrie Jacobson P.O. Box 2300 Tulsa, OK 74192	—	—	—	—	—	—	6.93%
BBH FBO Other Funds Attn: Kristen Hayes 40 Water St. Boston, MA 02109	—	—	6.25%	—	—	—	—
BBH FBO Touchstone Funds Attn: Kristen Hayes 40 Water St. Boston, MA 02109	—	—	14.67%	—	—	—	—

	Cash Management Class	Corporate Class	Institutional Class	Personal Investment Class	Private Investment Class	Reserve Class	Resource Class
Name and Address of Principal Holder	Percentage Owned of Record	Percentage Owned of Record	Percentage Owned of Record	Percentage Owned of Record	Percentage Owned of Record	Percentage Owned of Record	Percentage Owned of Record
Deutsche Bank (NSCC) 1 South Sr, Fl 28 BAL012801 Baltimore, MD 21202-3334	—	24.89%	—	—	—	—	—
Frost 131 Sweep Attn: Karen Banks PO Box 2358 San Antonio, TX 78299	—	—	—	—	—	—	6.64%
Frost Capital Markets 133 PO Box 1600 San Antonio, TX 78296	6.92%	—	—	—	—	—	—
Goldman Sachs Attn Gene Godin 71 South Wacker Dr Ste 500 Chicago, IL 60606	—	7.47%	—	—	—	—	—
Hare & Co 2 Attn: Frank Notaro 111 Sanders Creek Pkwy East Syracuse, NY 13057	18.24%	16.92%	—	—	17.92%	—	—
JP Morgan Chase–GCS Attn: Jimmy Angelaras 4 Chase Metrotech Center 7th FL Brooklyn, NY 11245	—	43.27%	—	—	—	—	—
Merrill Lynch Attn: Money Market Funds 200 North College St, 3rd Floor NCI004036 Charlotte, NC 28255	—	—	7.73%	—	—	—	—
Nabank & Co. P.O. Box 2180 Tulsa, OK 74101	17.14%	—	—	—	—	—	36.41%
PNC 116 Allegheny Center Mall P8-YB35-02-8 Pittsburgh, PA 15212	13.59%	—	—	—	—	—	—

	Cash Management Class	Corporate Class	Institutional Class	Personal Investment Class	Private Investment Class	Reserve Class	Resource Class
Name and Address of Principal Holder	Percentage Owned of Record	Percentage Owned of Record	Percentage Owned of Record	Percentage Owned of Record	Percentage Owned of Record	Percentage Owned of Record	Percentage Owned of Record
Pershing Omnibus Attn: Cash Management Services 1 Pershing Plaza Jersey City, NJ 07399	—	—	—	—	—	61.22%	—
REHO & Co c/o Manufacturers and Traders Trust Company 1100 Wehrle Dr Williamsville, NY 14221	—	—	—	—	13.60%	—	—
Springfield Govt. Attn: Brenda Stroh 3400 Wabash Ave Springfield, IL 62707	—	—	—	100.00%	—	—	—
Stratevest & Co 215 Main St Brattleboro, VT 05301	—	—	—	—	—	35.88%	—
Tice & Co Attn: Debbie Potempa PO Box 1377 Buffalo, NY 14240	—	—	—	—	20.20%	—	—
TreasuryCurve, LLC 480 Lytton Ave Ste 2 Palo Alto, CA 94301			8.05%
Union Bank of Cal 530 B Street, Suite 203 San Diego, CA 92101	—	—	—	—	23.62%	—	—
Union Bank TR 530 B Street Ste 203 San Diego, CA 92101	—	—	—	—	19.90%	—	—
US Bank 1555 N. Rivercenter Drive, Suite 302 Milwaukee, WI 53212							34.35%
Wachovia (NSCC) Attn: Barb Tenpenny Mail Code H000609V 1 N Jefferson Ave St. Louis, MO 63103-2205	9.82%	—	—	—	—	—	—

	Cash Management Class	Corporate Class	Institutional Class	Personal Investment Class	Private Investment Class	Reserve Class	Resource Class
Name and Address of Principal Holder	Percentage Owned of Record	Percentage Owned of Record	Percentage Owned of Record	Percentage Owned of Record	Percentage Owned of Record	Percentage Owned of Record	Percentage Owned of Record
WFSLLC Attn: Money Funds Mail Cod NC 0675 Bldg 1B1 1525 W WT Harris Blvd Charlotte, NC 28262	13.44%	—	—	—	—	—	—

Government TaxAdvantage Portfolio

	Cash Management Class	Corporate Class	Institutional Class	Personal Investment Class	Private Investment Class	Reserve Class	Resource Class
Name and Address of Principal Holder	Percentage Owned of Record	Percentage Owned of Record	Percentage Owned of Record	Percentage Owned of Record	Percentage Owned of Record	Percentage Owned of Record	Percentage Owned of Record
Frost Bank TX Muir & Co. C/O Frost PO Box 2479 San Antonio, TX 78298	—	—	6.10%	—	55.99%	—	—
Goldman Sachs Attn: Rene Godin 71 South Wacker Dr., Suite 500 Chicago, IL 60606	—	—	79.37%	—	—	—	—
Huntington Investment, 41 S. High St. Ninth Floor, Columbus, OH 43287					16.12%
Invesco Advisers Attn Corporate Controller 1360 Peachtree St NE Atlanta, GA 30309	—	99.99%	—	—	—	—	—
Nabank & Co. PO Box 2180 Tulsa, OK 74101	—	—	—	100.00%	—	—	8.16%

	Cash Management Class	Corporate Class	Institutional Class	Personal Investment Class	Private Investment Class	Reserve Class	Resource Class
Name and Address of Principal Holder	Percentage Owned of Record	Percentage Owned of Record	Percentage Owned of Record	Percentage Owned of Record	Percentage Owned of Record	Percentage Owned of Record	Percentage Owned of Record
New Mexico RSA-2 7111 North Prince Street Clovis, NM 88101-0000	—	—	—	—	—	—	42.38%
Pershing Omnibus Attn: Cash Management Services 1 Pershing Plaza Jersey City, NJ 07399	—	—	—	—	—	99.85%	—
Raymond James (NSCC) Attn: Celeste Hopkins, 880 Carillon Pkwy., St. Petersburg, FL 33716-1100	53.84%
Texas RSA3 7111 North Prince Street Clovis, NM 88101	—	—	—	—	—	—	49.46%
Wachovia (NSCC) Attn: Barb Tenpenny, 1 N. Jefferson ave, St. Louis, MO 63103-2205					19.48%
WFSLLC Attn: Money Funds Mail Cod NC 0675 Building 1B1 1525 West W.T. Harris Blvd. Charlotte, NC 28262-8522	43.36%	—	—	—	—	—	—
Tax-Free Cash Reserve Portfolio

	Cash Management Class	Corporate Class	Institutional Class	Personal Investment Class	Private Investment Class	Reserve Class	Resource Class
Name and Address of Principal Holder	Percentage Owned of Record	Percentage Owned of Record	Percentage Owned of Record	Percentage Owned of Record	Percentage Owned of Record	Percentage Owned of Record	Percentage Owned of Record
Bank of America 411 North Ackard Street Dallas, TX 75201-3307	—	—	8.39%	—	—	—	—

	Cash Management Class	Corporate Class	Institutional Class	Personal Investment Class	Private Investment Class	Reserve Class	Resource Class
Name and Address of Principal Holder	Percentage Owned of Record	Percentage Owned of Record	Percentage Owned of Record	Percentage Owned of Record	Percentage Owned of Record	Percentage Owned of Record	Percentage Owned of Record
Frost Bank TX Muir & Co. c/o Frost PO Box 2479 San Antonio, TX 78298-2479	—	—	42.20%	—	—	—	—
Frost 131 Direct Attn: Karen Banks PO Box 2358 San Antonio, TX 78299	—	—	—	—	42.04%	—	—
FSA Attn: Fund Manager 777 S Figueroa St. Suite 3200 Los Angeles, CA 90017	—	95.63%	—	—	—	—	—
Hare & Co 2 Attn Frank Notaro 111 Sanders Creek Pkwy East Syracuase, NY 13057	7.66%	—	—	—	—	—	—
Legacy Trust Attn: Glenn Francis 600 Jefferson St. Suite 350 Houston, TX 77002-7326	—	—	27.17%	—	—	—	—
Nabank & Co. P.O. Box 2180 Tulsa, OK 74101	—	—	—	100.00%	—	—	—
NFS FBO Customers Attn: Mutual Funds Dept, 10th Floor 499 Washington Blvd Jersey City, NJ 07311	—	—	—	—	—	31.00%	—
Pershing Omnibus Attn: Cash Management Services 1 Pershing Plaza Jersey City, NJ 07399	—	—	—	—	19.79%	69.00%	7.10%

	Cash Management Class	Corporate Class	Institutional Class	Personal Investment Class	Private Investment Class	Reserve Class	Resource Class
Name and Address of Principal Holder	Percentage Owned of Record	Percentage Owned of Record	Percentage Owned of Record	Percentage Owned of Record	Percentage Owned of Record	Percentage Owned of Record	Percentage Owned of Record
PlainsCapital Bank Attn Laura Hood 5010 University Ave, Lubbock, TX 79413	—	—	5.27%	—	—	—	—
Robert W. Baird (NSCC) P.O. Box 672 777 E. Wisconsin Avenue Milwaukee, WI 53202	—	—	—	—	—	—	19.96%
Trust Manage Net Attn: Kevin Crawford 2626 Howell Street, Suite 880 Dallas, TX 75204	35.36%	—	—	—	—	—	—
UBS Financial (NSCC) Attn: Compliance Department/Alex Rodriguez 1000 Harbor Blvd Fl 8 Weehawken, NJ 07086-6761							29.46%
Wachovia (NSCC) Attn: Barb Tenpenny Mailcode H000609V 1 N Jefferson Ave St Louis, MO 63103-2205	34.51%				32.71%		41.52%
William Blair, Attn. Meg Kelly, 222 W. Adams St, Chicago, IL 60606-5312	12.52%

Management of Ownership

As of December 1, 2015, the trustees and officers as a group owned less than 1% of the outstanding shares of each class of any Fund.

APPENDIX G

MANAGEMENT FEES

For the last three fiscal years ended August 31, the management fees payable by each Fund, the amounts waived by Invesco and the net fee paid by each Fund were as follows:

Portfolio Name	Management Fee Payable			Management Fee Waivers			Net Management Fee Paid
	2015	2014	2013	2015	2014	2013	2015	2014	2013
Liquid Assets Portfolio	$29,658,191	$31,114,900	$31,585,694	$(5,910,905)	$6,885,722	$7,336,942	$23,747,286	$24,229,178	$24,248,752
STIC Prime Portfolio	4,285,409	4,360,380	4,495,016	(3,308,411)	3,688,452	2,630,871	976,998	671,928	1,864,145
Treasury Portfolio	25,312,289	28,357,471	26,103,848	(18,670,162)	24,526,642	15,023,593	6,642,127	3,830,829	11,080,255
Government & Agency Portfolio	5,443,544	6,275,945	6,485,374	(2,863,738)	4,253,911	2,008,252	2,579,806	2,022,034	4,477,122
Government TaxAdvantage Portfolio	410,375	680,736	1,277,720	(410,375)	680,736	1,277,720	—	—	—
Tax-Free Cash Reserve Portfolio	1,562,079	1,746,636	1,809,100	(1,562,079)	1,746,636	1,538,040	—	—	271,060

G-1

APPENDIX H

CERTAIN FINANCIAL ADVISORS THAT RECEIVE ONE OR MORE TYPES OF PAYMENTS

1st Global Capital Corporation

1st Partners, Inc.

401k Exchange, Inc.

401k Producer Services

ADP Broker Dealer, Inc.

Advantage Capital Corporation

Advest Inc.

AIG Capital Services, Inc.

Alliance Benefit Group

Allianz Life

Allstate

American Enterprise Investment

American General

American Portfolios Financial Services Inc.

American Skandia Life Assurance Corporation

American United Life Insurance Company

Ameriprise Financial Services Inc.

Ameritas Life Insurance Corp

Ameritrade

APEX Clearing Corporation

Ascensus

Associated Securities Corporation

AXA

Baden Retirement Plan Services

Bank of America

Bank of New York Mellon

Bank of Oklahoma

Barclays Capital Inc.

BB&T Capital Markets

BCG Securities

BC Ziegler

Benefit Plans Administrators

Benefit Trust Company

BMO Harris Bank NA

BNP Paribas

BOSC, Inc.

Branch Banking & Trust Company

Brinker Capital

Brown Brothers Harriman & Co.

Buck Kwasha Securities LLC

Cadaret Grant & Company, Inc.

Cambridge Investment Research, Inc.

Cantella & Co., Inc.

Cantor Fitzgerald & Co.

Capital One Investment Services LLC

Centennial Bank

Center for Due Diligence

Cetera

Charles Schwab & Company, Inc.

Chase

Citi Smith Barney

Citibank NA

Citigroup Global Markets Inc.

City National Bank

Comerica Bank

Commerce Bank

Commonwealth Financial Network LPL

Community National Bank

Compass

Compusys / ERISA Group Inc

Contemporary Financial Solutions, Inc.

CPI Qualified Plan Consultants, Inc.

Credit Suisse Securities

Crowell Weedon & Co.

CUSO Financial Services, Inc.

CUNA Mutual Life

D.A. Davidson & Company

Daily Access Corporation

Delaware Life Insurance Company

Deutsche Bank

Digital Retirement Solutions, Inc.

Diversified Investment Advisors

Dorsey & Company Inc.

Dyatech Corporation

Edward Jones & Co.

Envestnet

Equitable Life Insurance Company

Equity Services, Inc.

Erisa Administrative Services

Expertplan

Fidelity

Fifth Third

Financial Data Services Inc.

Financial Planning Association

Financial Services Corporation

First Clearing Corp.

First Command Financial Planning, Inc.

First Financial Equity Corp.

First Southwest Company

Forethought Life Insurance Company

Frost

FSC Securities Corporation

FTB Advisors

Fund Services Advisors, Inc.

Gardner Michael Capital, Inc.

GE

Genworth

Glenbrook Life and Annuity Company

Goldman, Sachs & Co.

Great West Life

Guaranty Bank & Trust

Guardian

GunnAllen Financial

GWFS Equities, Inc.

H.D. Vest

Hantz Financial Services Inc

Hare and Company

Hartford

Hewitt

Hightower Securities, LLC

Hornor, Townsend & Kent, Inc.

Huntington

ICMA Retirement Corporation

Institutional Cash Distributors

Intersecurities, Inc.

INVEST Financial Corporation, Inc.

Investacorp, Inc.

Investment Centers of America, Inc.

J.M. Lummis Securities

Jackson National Life

Jefferson National Life Insurance Company

Jefferson Pilot Securities Corporation

John Hancock

JP Morgan

Kanaly Trust Company

Kaufmann and Global Associates

Kemper

LaSalle Bank, N.A.

Lincoln

Loop Capital Markets, LLC

LPL Financial

M & T Securities, Inc.

M M L Investors Services, Inc.

M&T Bank

Marshall & Ilsley Trust Co., N.A.

Mass Mutual

Matrix

Mellon

Mercer

Merrill Lynch

Metlife

Meyer Financial Group, Inc.

Mid Atlantic Capital Corporation

Minnesota Life Insurance Co.

Money Concepts

Morgan Keegan & Company, Inc.

Morgan Stanley

Morningstar Inc

MSCS Financial Services, LLC

H-1

Municipal Capital Markets Group, Inc.

Mutual Service Corporation

Mutual Services, Inc.

N F P Securities, Inc.

NatCity Investments, Inc.

National Financial Services

National Planning

National Retirement Partners Inc.

Nationwide

New York Life

Newport Retirement Plan Services, Inc.

Next Financial Group, Inc.

NFP Securities Inc.

Northeast Securities, Inc.

Northern Trust

Northwestern Mutual Investment Services

NRP Financial

Ohio National Life Insurance Company

OnBrands24 Inc

OneAmerica Financial Partners Inc.

Oppenheimer

Pen-Cal Administrators

Penn Mutual Life

Penson Financial Services

Pershing LLC

PFS Investments, Inc.

Phoenix

Piper Jaffray

PJ Robb

Plains Capital Bank

Plan Administrators

Plan Member Services Corporation

Planco

PNC

Primerica Shareholder Services, Inc.

Princeton Retirement Group, Inc.

Principal

Princor Financial Services Corporation

Proequities, Inc.

Pruco Securities LLC

Prudential

Qualified Benefits Consultants, Inc.

R B C Dain Rauscher, Inc.

Randall & Hurley, Inc.

Raymond James

RBC Wealth Management

Reliance Trust Company

Ridge Clearing

Riversource (Ameriprise)

Robert W. Baird & Co.

Ross Sinclair & Associates LLC

Royal Alliance Associates

RSBCO

S I I Investments, Inc.

SagePoint Financial, Inc.

Salomon Smith Barney

Sanders Morris Harris

SCF Securities, Inc.

Securian Financial Services, Inc.

Securities America, Inc.

Security Benefit Life

Security Distributors, Inc.

Security Financial Resources, Inc.

Sentra Securities

Signator Investors, Inc.

Silverton Capital, Corp.

Simmons First Investment Group, Inc.

Smith Barney Inc.

Smith Hayes Financial Services

Southwest Securities

Sovereign Bank

Spelman & Company

Standard Insurance Company

State Farm

State Street Bank & Trust Company

Sterne Agee Financial Services, Inc.

Stifel Nicolaus & Company

Summit

Sun Life

SunAmerica Securities, Inc.

SunGard

SWS Financial Services, Inc.

Symetra Investment Services Inc.

T Rowe Price

TD Ameritrade

Teacher Insurance and Annuity Association of America

TFS Securities, Inc.

The (Wilson) William Financial Group

The Bank of New York

The Huntington Investment Company

The Retirement Plan Company LLC

The Vanguard Group

Transamerica

Trautmann Maher & Associates, Inc.

Treasury Curve

Treasury Strategies

Triad Advisors Inc

Trust Management Network, LLC

U.S. Bancorp

UBS Financial Services Inc.

UMB Financial Services, Inc.

Unified Fund Services, Inc.

Union Bank

Union Central Life Insurance Company

United Planners Financial

United States Life Insurance Company

UPromise Investment Advisors LLC

UBS Financial Services, Inc.

USI Securities, Inc.

UVEST

V S R Financial Services, Inc.

VALIC

Vanguard Marketing Corp.

Vining Sparks IBG, LP

VLP Corporate Services LLC

VOYA

VRSCO – American General Distributors

Wachovia

Waddell & Reed, Inc.

Wadsworth Investment Co., Inc.

Wall Street Financial Group, Inc.

Waterstone Financial Group, Inc.

Wells Fargo

Wilmington Trust Retirement and Institutional Services Company

Woodbury Financial Services, Inc.

Xerox HR Solutions LLC

Zions Bank

Zurich American Life Insurance Company

H-2

APPENDIX I

ADMINISTRATIVE SERVICES

The Funds paid Invesco the following amounts for administrative services for the last three years ended August 31:

Fund Name	2015	2014	2013
Liquid Assets Portfolio	$1,073,164	$1,102,298	$1,111,714
STIC Prime Portfolio	551,402	557,900	569,568
Treasury Portfolio	986,246	1,047,149	1,002,077
Government & Agency Portfolio	643,306	668,278	674,561
Government TaxAdvantage Portfolio	50,000	115,213	237,626
Tax-Free Cash Reserve Portfolio	180,889	202,113	209,296

I-1

APPENDIX J

PURCHASES OF SECURITIES OF REGULAR BROKERS OR DEALERS

During the last fiscal year ended August 31, 2015, Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio, Government TaxAdvantage Portfolio and Tax-Free Cash Reserve Portfolio, did not purchase securities of their regular brokers or dealers.

J-1

APPENDIX K

AMOUNTS PAID TO INVESCO DISTRIBUTORS, INC. PURSUANT TO DISTRIBUTION PLANS

A list of amounts paid by each class of shares of the Portfolios to Invesco Distributors, Inc. pursuant to the Plans for the year ended August 31, 2015, are as follows:

Liquid Assets Portfolio

Class	Amount
Cash Management Class	$334,316
Corporate Class	290,756
Personal Investment Class	95,734
Private Investment Class	221,189
Reserve Class	104,967
Resource Class	83,159

STIC Prime Portfolio

Class	Amount
Cash Management Class	$535
Corporate Class	129
Personal Investment Class	172
Private Investment Class	193
Reserve Class	22
Resource Class	52

Treasury Portfolio

Class	Amount
Cash Management Class	$ N/A
Corporate Class	N/A
Personal Investment Class	N/A
Private Investment Class	N/A
Reserve Class	N/A
Resource Class	N/A

Government & Agency Portfolio

Class	Amount
Cash Management Class	$ N/A
Corporate Class	N/A
Personal Investment Class	N/A
Private Investment Class	N/A
Reserve Class	N/A
Resource Class	N/A

K-1

Government TaxAdvantage Portfolio

Class	Amount
Cash Management Class	$	N/A
Corporate Class		N/A
Personal Investment Class		N/A
Private Investment Class		N/A
Reserve Class		N/A
Resource Class		N/A

Tax-Free Cash Reserve Portfolio

Class	Amount
Cash Management Class	$	N/A
Corporate Class		N/A
Personal Investment Class		N/A
Private Investment Class		N/A
Reserve Class		N/A
Resource Class		N/A

K-2

APPENDIX L

ALLOCATION OF ACTUAL FEES PAID PURSUANT TO DISTRIBUTION PLAN

An estimate by activity of the allocation of actual fees paid by each class of the Fund during the year ended August 31, 2015, are as follows:

Cash Management Class	Govt & Agency	Govt Tax Advantage	Liquid Assets	STIC Prime	Treasury	Tax-Free Cash Reserve
Advertising	$0	$0	$10	$0	$0	$0
Printing and Mailing	0	0	5	0	0	0
Seminars	0	0	16	0	0	0
Underwriters Compensation	0	0	0	0	0	0
Dealers Compensation	0	0	333,365	535	0	0
Personnel	0	0	872	0	0	0
Travel Expenses Relating to Marketing	0	0	48	0	0	0

Annual Report Total	0	0	334,316	535	0	0

Corporate Class	Govt & Agency	Govt Tax Advantage	Liquid Assets	STIC Prime	Treasury	Tax-Free Cash Reserve
Advertising	$0	$0	$2	$0	$0	$0
Printing and Mailing	0	0	0	0	0	0
Seminars	0	0	1	0	0	0
Underwriters Compensation	0	0	0	0	0	0
Dealers Compensation	0	0	290,691	127	0	0
Personnel	0	0	59	2	0	0
Travel Expenses Relating to Marketing	0	0	3	0	0	0

Annual Report Total	0	0	290,756	129	0	0

Personal Investment Class	Govt & Agency	Govt Tax Advantage	Liquid Assets	STIC Prime	Treasury	Tax-Free Cash Reserve
Advertising	$0	$0	$0	$0	$0	$0
Printing and Mailing	0	0	0	0	0	0
Seminars	0	0	0	0	0	0
Underwriters Compensation	0	0	0	0	0	0
Dealers Compensation	0	0	95,700	172	0	0
Personnel	0	0	32	0	0	0
Travel Expenses Relating to Marketing	0	0	2	0	0	0

Annual Report Total	0	0	95,734	172	0	0

L-1

Private Investment Class	Govt & Agency	Govt Tax Advantage	Liquid Assets	STIC Prime	Treasury	Tax-Free Cash Reserve
Advertising	$0	$0	$0	$0	$0	$0
Printing and Mailing	0	0	0	0	0	0
Seminars	0	0	23	0	0	0
Underwriters Compensation	0	0	0	0	0	0
Dealers Compensation	0	0	218,913	193	0	0
Personnel	0	0	2,161	0	0	0
Travel Expenses Relating to Marketing	0	0	92	0	0	0

Annual Report Total	0	0	221,189	193	0	0

Reserve Class	Govt & Agency	Govt Tax Advantage	Liquid Assets	STIC Prime	Treasury	Tax-Free Cash Reserve
Advertising	$0	$0	$0	$0	$0	$0
Printing and Mailing	0	0	0	0	0	0
Seminars	0	0	0	0	0	0
Underwriters Compensation	0	0	0	0	0	0
Dealers Compensation	0	0	103,332	20	0	0
Personnel	0	0	1,533	2	0	0
Travel Expenses Relating to Marketing	0	0	102	0	0	0

Annual Report Total	0	0	104,967	22	0	0

Resource Class	Govt & Agency	Govt Tax Advantage	Liquid Assets	STIC Prime	Treasury	Tax-Free Cash Reserve
Advertising	$0	$0	$0	$0	$0	$0
Printing and Mailing	0	0	0	0	0	0
Seminars	0	0	0	0	0	0
Underwriters Compensation	0	0	0	0	0	0
Dealers Compensation	0	0	82,834	52	0	0
Personnel	0	0	309	0	0	0
Travel Expenses Relating to Marketing	0	0	16	0	0	0

Annual Report Total	0	0	83,159	52	0	0

L-2

PART C

OTHER INFORMATION

Item 28.		Exhibits

a (1)	-	(a) Amended and Restated Agreement and Declaration of Trust of Registrant dated September 14, 2005.(21)

	-	(b) Amendment No. 1, dated May 24, 2006, to the Amended and Restated Agreement and Declaration of Trust of Registrant dated September 14, 2005.(19)

	-	(c) Amendment No. 2, dated July 5, 2006, to the Amended and Restated Agreement and Declaration of Trust of Registrant dated September 14, 2005.(19)

	-	(d) Amendment No. 3, dated October 30, 2007, to the Amended and Restated Agreement and Declaration of Trust of Registrant dated September 14, 2005.(21)

	-	(e) Amendment No. 4, dated December 13, 2007, to the Amended and Restated Agreement and Declaration of Trust of Registrant dated September 14, 2005.(21)

	-	(f) Amendment No. 5, dated April 30, 2008, to the Amended and Restated Agreement and Declaration of Trust of Registrant dated September 14, 2005.(23)

	-	(g) Amendment No. 6, dated May 1, 2008, to Amended and Restated Agreement and Declaration of Trust of Registrant dated September 14, 2005.(23)

	-	(h) Amendment No. 7, dated June 15, 2010, to Amended and Restated Agreement and Declaration of Trust of Registrant dated September 14, 2005.(26)

	-	(i) Amendment No. 8, dated April 1, 2011, to Amended and Restated Agreement and Declaration of Trust of Registrant dated September 14, 2005.(28)

b (1)	-	(a) Amended and Restated Bylaws of Registrant, adopted effective September 14, 2005.(17)

	-	(b) Amendment, adopted August 1, 2006, to Amended and Restated Bylaws of Registrant.(19)

	-	(c) Amendment No. 2 to Amended and Restated Bylaws of Registrant, adopted effective March 23, 2007.(21)

	-	(d) Amendment No. 3, adopted effective January 1, 2008, to Amended and Restated Bylaws of Registrant, adopted effective September 14, 2005.(22)

c	-	Articles II, VI, VII, VIII and IX of the Amended and Restated Agreement and Declaration of Trust, as amended, and Articles IV, V and VI of the Amended and Restated Bylaws, as amended, define rights of holders of shares.

d (1)	-	(a) Master Investment Advisory Agreement, dated June 1, 2000, between A I M Advisors, Inc. and Registrant.(8)

	-	(b) Amendment No. 1, dated January 1, 2002, to the Master Investment Advisory Agreement, dated June 1, 2000, between A I M Advisors, Inc. and Registrant.(12)

Item 28.		Exhibits

	-	(c) Amendment No. 2, dated November 24, 2003, to the Master Investment Advisory Agreement, dated June 1, 2000, between A I M Advisors, Inc. and Registrant.(15)

	-	(d) Amendment No. 3, dated October 30, 2007, to the Master Investment Advisory Agreement, dated June 1, 2000, between A I M Advisors, Inc. and Registrant.(21)

	-	(e) Amendment No. 4, dated April 30, 2008, to the Master Investment Advisory Agreement, dated June 1, 2000, between Invesco Aim Advisors, Inc., formerly A I M Advisors, Inc., and Registrant.(23)

	-	(f) Amendment No. 5, dated January 1, 2010, to the Master Investment Advisory Agreement, dated June 1, 2000, between Invesco Advisers, Inc., formerly Invesco Aim Advisors, Inc., and Registrant.(26)

(2)	-	(a) Master Intergroup Sub-Advisory Contract for Mutual Funds, dated May 1, 2008 between Invesco Aim Advisors, Inc., on behalf of Registrant, and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Global Asset Management (N.A.), Inc., Invesco Hong Kong Limited, Invesco Institutional (N.A.), Inc., Invesco Senior Secured Management, Inc. and AIM Funds Management Inc.(23)

	-	(b) Amendment No. 1, dated January 1, 2010, Master Intergroup Sub-Advisory Contract for Mutual Funds, dated May 1, 2008 between Invesco Aim Advisors, Inc., on behalf of Registrant, and each of Invesco Trimark Ltd., Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Global Asset Management (N.A.), Inc., Invesco Hong Kong Limited, Invesco Institutional (N.A.), Inc., and Invesco Senior Secured Management, Inc.(26)

	-	(c) Termination Agreement dated January 16, 2015, between Invesco Advisers, Inc. and Invesco Australia Limited.(32)

e (1)	-	(a) Master Distribution Agreement, dated July 1, 2014, between Invesco Advisers, Inc. and Registrant.(31)

	-	(b) Amendment No. 1, dated October 14, 2014, to the Master Distribution Agreement, dated July 1, 2014, between Invesco Advisers, Inc. and Registrant.(31)

	-	(c) Amendment No. 2, dated January 30, 2015, to the Master Distribution Agreement, dated July 1, 2014, between Invesco Advisers, Inc. and Registrant.(32)

	-	(d) Amendment No. 3, dated April 30, 2015, to the Master Distribution Agreement, dated July 1, 2014, between Invesco Advisers, Inc. and Registrant.(32)

	-	(e) Amendment No. 4, dated June 15, 2015, to the Master Distribution Agreement, dated July 1, 2014, between Invesco Advisers, Inc. and Registrant.(32)

	-	(f) Amendment No. 5, dated September 30, 2015, to the Master Distribution Agreement, dated July 1, 2014, between Invesco Advisers, Inc. and Registrant.(32)

f (1)	-	Form of Invesco Funds Retirement Plan for Eligible Directors/Trustees, as approved by the Board of Directors/Trustees on December 31, 2013.(31)

(2)	-	(a) Form of Invesco Funds Trustee Deferred Compensation Agreement, as approved by the Board of Directors/Trustees on December 31, 2011.(28)

Item 28.		Exhibits

	-	(b) Form of Amendment to Form of Invesco Funds Trustee Deferred Compensation.(32)

g	-	(a) Custodian Agreement, dated October 15, 1993, between The Bank of New York and Registrant.(1)

	-	(b) Amendment, dated July 30, 1996, to the Custodian Agreement, dated October 15, 1993, between The Bank of New York and Registrant.(2)

h (1)	-	(a) Transfer Agency and Service Agreement, dated December 29, 1997, between Invesco Investment Services, Inc. (formerly known as AIM Investment Services, Inc. and A I M Fund Services, Inc.) and Registrant.(3)

	-	(b) Amendment No. 1, dated January 1, 1999, to the Transfer Agency and Service Agreement, dated December 29, 1997, between Invesco Investment Services, Inc. (formerly known as AIM Investment Services, Inc. and A I M Fund Services, Inc.) and Registrant.(3)

	-	(c) Amendment No. 2, dated July 1, 1999, to the Transfer Agency and Service Agreement, dated December 29, 1997, between Invesco Investment Services, Inc. (formerly known as AIM Investment Services, Inc. and A I M Fund Services, Inc.) and Registrant.(5)

	-	(d) Amendment No. 3, dated July 1, 2005, to the Transfer Agency and Service Agreement, dated December 29, 1997, between Invesco Investment Services, Inc. (formerly known as AIM Investment Services, Inc.) and Registrant.(18)

	-	(e) Amendment No. 4, dated July 1, 2006, to the Transfer Agency and Service Agreement, dated December 29, 1997, between Invesco Investment Services, Inc. (formerly known as AIM Investment Services, Inc.) and Registrant.(19)

(2)	-	(a) Second Amended and Restated Master Administrative Services Agreement, dated July 1, 2006, between Invesco Advisers, Inc. (formerly known as Invesco Aim Advisors, Inc.) and Registrant.(19)

-	(b) Amendment No. 1, dated April 30, 2008, to the Second Amended and Restated Master Administrative Services Agreement, dated July 1, 2006, between Invesco Aim Advisors, Inc., formerly A I M Advisors, Inc., and
Registrant.(23)

-	(c) Amendment No. 2, dated January 1, 2010, to the Second Amended and Restated Master Administrative Services Agreement, dated July 1, 2006, between Invesco Advisers, Inc., formerly Invesco Aim Advisors, Inc., and
Registrant.(26)

-	(d) Amendment No. 3, dated July 1, 2012, to the Second Amended and Restated Master Administrative Services Agreement, dated July 1, 2006, between Invesco Advisers, Inc., formerly Invesco Aim Advisors, Inc., and
Registrant.(29)

(3)	-	Memorandum of Agreement related to expense limitations, dated December 2, 2015, between Registrant and Invesco Advisers, Inc.(32)

(4)	-	Memorandum of Agreement related to 12b-1 fee waivers, dated December 2, 2015, between Registrant and Invesco Distributors, Inc.(32)

Item 28.		Exhibits

(5)	-	Eighth Amended and Restated Memorandum of Agreement regarding securities lending waiver, dated July 1, 2014, between Registrant and Invesco Advisers, Inc.(31)

(6)	-	Fourth Amended and Restated Interfund Loan Agreement, dated April 30, 2010, between Registrant and Invesco Advisers, Inc.(28)

i	-	Legal Opinion - None.

j (1)	-	Consent of Stradley Ronon Stevens & Young, LLP.(32)

(2)	-	Consent of PricewaterhouseCoopers LLP.(32)

k	-	Omitted Financial Statements- Not Applicable

l	-	Agreement Concerning Initial Capitalization of Registrant’s Tax-Free Cash Reserve Portfolio, dated April 29, 2008.(23)

m (1)	-	(a) Amended and Restated Distribution Plan Class A, A2, C, Investor Class, P, R, S, Series II Shares, Cash Reserve Shares and Classes of Shares of Short-Term Investment Trust (Compensation), effective as of July 1, 2014, as subsequently amended.(31)

	-	(b) Amendment No. 1, dated October 14, 2014, to the Amended and Restated Distribution Plan Class A, A2, C, Investor Class, P, R, S, Series II Shares, Cash Reserve Shares and Classes of Shares of Short-Term Investment Trust (Compensation).(31)

	-	(c) Amendment No. 2, dated January 30, 2015 to the Amended and Restated Distribution Plan Class A, A2, C, Investor Class, P, R, S, Series II Shares, Cash Reserve Shares and Classes of Shares of Short-Term Investment Trust (Compensation), effective as of July 1, 2014, as subsequently amended.(32)

	-	(d) Amendment No. 3, dated April 30, 2015 to the Amended and Restated Distribution Plan Class A, A2, C, Investor Class, P, R, S, Series II Shares, Cash Reserve Shares and Classes of Shares of Short-Term Investment Trust (Compensation).(32)

	-	(e) Amendment No. 4, dated June 15, 2015 to the Amended and Restated Distribution Plan Class A, A2, C, Investor Class, P, R, S, Series II Shares, Cash Reserve Shares and Classes of Shares of Short-Term Investment Trust (Compensation).(32)

m (2)	-	(a) Second Amended and Restated Distribution Plan Class A, A2, C, Investor Class, P, R, S, Series II Shares, Cash Reserve Shares and Classes of Shares of Short-Term Investment Trust (Compensation), effective as of July 1, 2015, as subsequently amended.(32)

Item 28.		Exhibits

	-	(b) Amendment No. 1, dated September 30, 2015 to the Second Amended and Restated Distribution Plan Class A, A2, C, Investor Class, P, R, S, Series II Shares, Cash Reserve Shares and Classes of Shares of Short-Term Investment Trust (Compensation).(32)

n	-	Nineteenth Amended and Restated Multiple Class Plan of The Invesco Family of Funds®, effective December 12, 2001, and as further amended and restated as of July 16, 2012.(29)

o	-	Reserved.

p (1)	-	Invesco Advisers, Inc. Code of Ethics, amended January 1, 2015, relating to Invesco Advisers, Inc. and any of its subsidiaries.(32)

(2)	-	Invesco UK Code of Ethics, dated 2014, relating to Invesco Asset Management Limited.(32)

(3)	-	Invesco Ltd. Code of Conduct dated October 2014, relating to Invesco Asset Management (Japan) Limited Code of Ethics.(32)

(4)	-	Invesco Staff Ethics and Personal Share Dealing dated February 2014, Invesco Hong Kong Limited Policy on Gifts and Entertainment dated February 2014, and Hong Kong Limited Code of Ethics dated January 1, 2015 relating to Invesco Hong Kong Limited.(32)

(5)	-	Invesco Ltd. Code of Conduct, revised October 2014, Policy No. D-6 Gifts and Entertainment, revised May 2014, and Policy No. D-7 Personal Trading Policy, revised July 2014, together the Code of Ethics relating to Invesco Canada Ltd.(32)

Item 28.		Exhibits

(6)	-	Invesco EMEA-EX UK Employees Code of Ethics dated 2014, relating to Invesco Asset Management Deutschland (GmbH).(32)

(7)	-	Invesco Senior Secured Management, Inc. Code of Ethics Policy, revised March 4, 2014 and Invesco Advisers, Inc. Code of Ethics amended January 1, 2015.(32)

q	-	Powers of Attorney for Arch, Bunch, Crockett, Dammeyer, Dowden, Fields, Flanagan, Mathai-Davis, Soll, Sonnenschein, Stickel, Taylor and Woolsey.(32)

Item 28.	Exhibits

(1) (2) (3) (4) (5) (6) (7) (8) (9) (10) (11) (12) (13) (14) (15) (16) (17) (18) (19) (20) (21) (22) (23) (24) (25) (26) (27) (28) (29) (30) (31) (32)

Incorporated herein by reference to PEA No. 27, filed electronically on November 14, 1994.

Incorporated herein by reference to PEA No. 29, filed electronically on December 18, 1996.

Incorporated herein by reference to PEA No. 30, filed electronically on December 17, 1997.

Incorporated herein by reference to PEA No. 32, filed electronically on November 25, 1998.

Incorporated herein by reference to PEA No. 33, filed electronically on November 8, 1999.

Incorporated herein by reference to PEA No. 34, filed electronically on March 31, 2000.

Incorporated herein by reference to PEA No. 35, filed electronically on May 24, 2000.

Incorporated herein by reference to PEA Nos. 36, 37 and 38, filed electronically on December 29, 2000.

Incorporated herein by reference to PEA No. 40, filed electronically on February 16, 2001.

Incorporated herein by reference to PEA No. 41, filed electronically on October 1, 2001.

Incorporated herein by reference to PEA No. 42, filed electronically on October 30, 2001.

Incorporated herein by reference to PEA No. 44, filed electronically on December 18, 2002.

Incorporated herein by reference to PEA No. 45, filed electronically on August 28, 2003.

Incorporated herein by reference to PEA 47, filed electronically on November 21, 2003.

Incorporated herein by reference to PEA 48, filed electronically on December 2, 2004.

Incorporated herein by reference to PEA 49, filed electronically on February 25, 2005.

Incorporated herein by reference to PEA 50, filed electronically on October 20, 2005.

Incorporated herein by reference to PEA 51, filed electronically on December 19, 2006.

Incorporated herein by reference to PEA 52, filed electronically on October 13, 2006.

Incorporated herein by reference to PEA 53, filed electronically on December 14, 2006

Incorporated herein by reference to PEA 54, filed electronically on December 18, 2007.

Incorporated herein by reference to PEA 55, filed electronically on February 20, 2008.

Incorporated herein by reference to PEA 56, filed electronically on July 23, 2008.

Incorporated herein by reference to PEA 57, filed electronically on December 17, 2008.

Incorporated herein by reference to PEA 58, filed electronically on December 4, 2009.

Incorporated herein by reference to PEA 59, filed electronically on October 15, 2010.

Incorporated herein by reference to PEA 61, filed electronically on December 21, 2010.

Incorporated herein by reference to PEA 62, filed electronically on December 14, 2011.

Incorporated herein by reference to PEA 64, filed electronically on December 18, 2012.

Incorporated herein by reference to PEA 66, filed electronically on December 17, 2013.

Incorporated herein by reference to PEA 68, filed electronically on December 17, 2014

Filed herewith electronically.

Item 29.	Persons Controlled by or Under Common Control With the Fund

None.

Item 30.	Indemnification

Indemnification provisions for officers, trustees, and employees of the Registrant are set forth in Article VIII of the Registrant’s Amended and Restated Agreement and Declaration of Trust and Article VIII of its Amended and Restated Bylaws, and are hereby incorporated by reference. See Item 23(a) and (b) above. Under the Amended and Restated Agreement and Declaration of Trust, amended and restated effective as of September 14, 2005, as amended, (i) Trustees or officers, when acting in such capacity, shall not be personally liable for any act, omission or obligation of the Registrant or any Trustee or officer except by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office with the Trust; (ii) every Trustee, officer, employee or agent of the Registrant shall be indemnified to the fullest extent permitted under the Delaware Statutory Trust act, the Registrant’s Bylaws and other applicable law; (iii) in case any shareholder or former shareholder of the Registrant shall be held to be personally liable solely by reason of his being or having been a shareholder of the Registrant or any portfolio or class and not because of his acts or omissions or for some other reason, the shareholder or former shareholder (or his heirs, executors, administrators or other legal representatives, or, in the case of a corporation or other entity, its corporate or general successor) shall be entitled, out of the assets belonging to the applicable portfolio (or allocable to the applicable class), to be held harmless from and indemnified against all loss and expense arising from such liability in accordance with the Bylaws and applicable law. The Registrant, on behalf of the affected portfolio (or class), shall upon request by the shareholder, assume the defense of any such claim made against the shareholder for any act or obligation of that portfolio (or class).

The Registrant and other investment companies and their respective officers and trustees are insured under a joint Mutual Fund Directors and Officers Liability Policy, issued by ICI Mutual Insurance Company and certain other domestic insurers, with a $80,000,000 (plus an additional $20,000,000 limit that applies to independent directors/trustees only).

Section 16 of the Master Investment Advisory Agreement between the Registrant and Invesco Advisers, Inc. (Invesco) provides that in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of obligations or duties hereunder on the part of Invesco or any of its officers, directors or employees, that Invesco shall not be subject to liability to the Registrant or to any series of the Registrant, or to any shareholder of any series of the Registrant for any act or omission in the course of, or connected with, rendering services hereunder or for any losses that may be sustained in the purchase, holding or sale of any security. Any liability of Invesco to any series of the Registrant shall not automatically impact liability on the part of Invesco to any other series of the Registrant. No series of the Registrant shall be liable for the obligations of any other series of the Registrant.

Section 10 of the Master Intergroup Sub-Advisory Contract for Mutual Funds (the Sub-Advisory Contract) between Invesco, on behalf of Registrant, and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (each a Sub-Adviser, collectively the Sub-Advisers) provides that the Sub-Advisor shall not be liable for any costs or liabilities arising from any error of judgment or mistake of law or any loss suffered by any series of the Registrant or the Registrant in connection with the matters to which the Sub-Advisory Contract relates except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Sub-Adviser in the performance by the Sub-adviser of its duties or from reckless disregard by the Sub-Adviser of its obligations and duties under the Sub-Advisory Contract.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the “Act”) may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in connection with the successful defense of any action suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy, as expressed in the Act and will be governed by final adjudication of such issue.

Item 31.	Business and Other Connections of Investment Adviser

The only employment of a substantial nature of Adviser’s directors and officers is with the Advisers and its affiliated companies. For information as to the business, profession, vocation or employment of a substantial nature of each of the officers and directors of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (each a Sub-Advisor, collectively the Sub-Advisors) reference is made to Form ADV filed under the Investment Advisers Act of 1940 by each Sub-Adviser herein incorporated by reference. Reference is also made to the caption “Fund Management – The Advisers” of the Prospectus which comprises Part A of the Registration Statement, and to the caption “Management of the Trust” of the Statement of Additional Information which comprises Part B of the Registration Statement, and to Item 27(b) of this Part C.

Item 32.	Principal Underwriters

(a)

Invesco Distributors, Inc., the Registrant’s principal underwriter, also acts as a principal underwriter to the following investment companies:

AIM Counselor Series Trust (Invesco Counselor Series Trust)

AIM Equity Funds (Invesco Equity Funds)

AIM Funds Group (Invesco Funds Group)

AIM Growth Series (Invesco Growth Series)

AIM International Mutual Funds (Invesco International Mutual Funds)

AIM Investment Funds (Invesco Investment Funds)

AIM Investment Securities Funds (Invesco Investment Securities Funds)

AIM Sector Funds (Invesco Sector Funds)

AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds)

AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

AIM Variable Insurance Funds (Invesco Variable Insurance Funds)

Invesco Management Trust

Invesco Senior Loan Fund

PowerShares Actively Managed Exchange-Traded Commodity Fund Trust

PowerShares Actively Managed Exchange-Traded Fund Trust

PowerShares Exchange -Traded Fund Trust

PowerShares Exchange-Traded Fund Trust II

PowerShares India Exchange Traded Fund Trust

b)	The following table sets forth information with respect to each director, officer or partner of Invesco Distributors, Inc.

Name and Principal Business Address*	Position and Offices with Underwriter	Positions and Offices with Registrant

Peter S. Gallagher	Director and President	Assistant Vice President

Eric P. Johnson	Executive Vice President	None

Karen Dunn Kelley	Executive Vice President	Principal Executive Officer and President

Gursh Kundan	Executive Vice President	None

Ben Utt	Executive Vice President	None

Dan Draper	Senior Vice President	None

Eliot Honaker	Senior Vice President	None

Gary K. Wendler	Senior Vice President, Director of Marketing Research and Analysis	Assistant Vice President

John M. Zerr	Senior Vice President and Secretary	Senior Vice President, Chief Legal Officer and Secretary

Name and Principal Business Address*	Position and Offices with Underwriter	Positions and Offices with Registrant

LuAnn S. Katz	Senior Vice President	Assistant Vice President

Lyman Missimer III	Senior Vice President	Assistant Vice President

Greg J. Murphy	Senior Vice President	None

Mark W. Gregson	Chief Financial Officer	None

David J. Nardecchia	Senior Vice President, Director of Marketing Communications	None

Annette J. Lege	Treasurer	None

Miranda O’Keefe	Senior Vice President and Chief Compliance Officer	None

Crissie Wisdom	Anti-Money Laundering Compliance Officer	Anti-Money Laundering Compliance Officer

*	11 Greenway Plaza, Suite 1000, Houston, Texas 77046-1173

(c)	None.

Item 33.	Location of Accounts and Records

Invesco Advisers, Inc., 1555 Peachtree Street, N.E., Atlanta, GA 30309, maintains physical possession of each such account, book or other document of the Registrant at its principal executive offices, 11 Greenway Plaza, Suite 1000, Houston, Texas 77046-1173, except for those maintained at its Atlanta offices at the address listed above or at its Louisville, Kentucky offices, 400 West Market Street, Suite 3300, Louisville, Kentucky 40202, and except for those relating to certain transactions in portfolio securities that are maintained by the Registrant’s Custodian, The Bank of New York Mellon, 2 Hanson Place, Brooklyn, NY 11217-1431, and the Registrant’s Transfer Agent and Dividend Paying Agent, Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Records may also be maintained at the offices of: Invesco Asset Management Deutschland GmbH An der Welle 5 1st Floor Frankfurt, Germany 60322

Invesco Asset Management Limited. Perpetual Park Perpetual Park Drive Henley-on-Thames Oxfordshire, RG9 1HH United Kingdom

Invesco Asset Management (Japan) Limited Roppongi Hills Mori Tower 14F 6-10-1 Roppongi Minato-ku, Tokyo 106-6114, Japan

Invesco Hong Kong Limited

41/F, Citibank Tower

3 Garden Road, Central

Hong Kong

Invesco Senior Secured Management, Inc.

1166 Avenue of the Americas

New York, NY 10036

Invesco Canada Ltd.

5140 Yonge Street

Suite 800

Toronto, Ontario

Canada M2N 6X7

Item 34.	Management Services

None.

Item 35.	Undertakings

Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Houston, Texas on the 16th day of December, 2015.

Registrant: SHORT-TERM INVESTMENTS TRUST

By:	/s/ Karen Dunn Kelley
Karen Dunn Kelley, President

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

SIGNATURES	TITLE	DATE

/s/ Karen Dunn Kelley	President	December 16, 2015
(Karen Dunn Kelley)	(Principal Executive Officer)

/s/ David C. Arch*	Trustee	December 16, 2015
(David C. Arch)

/s/ James T. Bunch*	Trustee	December 16, 2015
(James T. Bunch)

/s/ Bruce L. Crockett*	Chair & Trustee	December 16, 2015
(Bruce L. Crockett)

/s/ Rod Dammeyer*	Trustee	December 16, 2015
(Rod Dammeyer)

/s/ Albert R. Dowden*	Trustee	December 16, 2015
(Albert R. Dowden)

/s/ Martin L. Flanagan*	Trustee	December 16, 2015
(Martin L. Flanagan)

/s/ Jack M. Fields*	Trustee	December 16, 2015
(Jack M. Fields)

/s/ Prema Mathai-Davis*	Trustee	December 16, 2015
(Prema Mathai-Davis)

/s/ Larry Soll*	Trustee	December 16, 2015
(Larry Soll)

/s/ Hugo F. Sonnenschein*	Trustee	December 16, 2015
(Hugo F. Sonnenschein)

/s/ Raymond Stickel, Jr.*	Trustee	December 16, 2015
(Raymond Stickel, Jr.)

/s/ Suzanne H. Woolsey*	Trustee	December 16, 2015
(Suzanne H. Woolsey)

/s/ Sheri Morris	Vice President & Treasurer
(Sheri Morris)	(Principal Financial Officer)	December 16, 2015

*By	/s/ Philip A. Taylor
Philip A. Taylor
Attorney-in-Fact

*	Philip A. Taylor, pursuant to powers of attorney effective as of May 20, 2015, and filed herewith.

INDEX

Exhibit Number	Description

d(2)(c)	Termination Agreement dated January 16, 2015, between Invesco Advisers, Inc. And Invesco Australia Limited.

(e)(1)(c)	Amendment No. 2, dated January 30, 2015, to the Master Distribution Agreement, dated July 1, 2014, between Invesco Advisers, Inc. and Registrant.

(e)(1)(d)	Amendment No. 3, dated April 30, 2015, to the Master Distribution Agreement, dated July 1, 2014, between Invesco Advisers, Inc. and Registrant.

(e)(1)(e)	Amendment No. 4, dated June 15, 2015, to the Master Distribution Agreement, dated July 1, 2014, between Invesco Advisers, Inc. and Registrant.

(e)(1)(f)	Amendment No. 5, dated September 30, 2015, to the Master Distribution Agreement, dated July 1, 2014, between Invesco Advisers, Inc. and Registrant.

(f)(2)(b)	Form of Amendment to Form of Invesco Funds Trustee Deferred Compensation.

(h)(3)	Memorandum of Agreement related to expense limitations, dated December 2, 2015, between Registrant and Invesco Advisers, Inc.

(h)(4)	Memorandum of Agreement related to 12b-1 fee waivers, dated December 2, 2015, between Registrant and Invesco Distributors, Inc.

(j)(1)	Consent of Stradley Ronon Stevens & Young, LLP.

(j)(2)	Consent of PricewaterhouseCoopers LLP.

(m)(1)(c)	Amendment No. 2, dated January 30, 2015 to the Amended and Restated Distribution Plan Class A, A2, C, Investor Class, P, R, S, Series II Shares, Cash Reserve Shares and Classes of Shares of Short-Term Investment Trust (Compensation), effective as of July 1, 2014, as subsequently amended.

(m)(1)(d)	Amendment No. 3, dated April 30, 2015 to the Amended and Restated Distribution Plan Class A, A2, C, Investor Class, P, R, S, Series II Shares, Cash Reserve Shares and Classes of Shares of Short-Term Investment Trust (Compensation).

(m)(1)(e)	Amendment No. 4, dated June 15, 2015 to the Amended and Restated Distribution Plan Class A, A2, C, Investor Class, P, R, S, Series II Shares, Cash Reserve Shares and Classes of Shares of Short-Term Investment Trust (Compensation).

(m)(2)(a)	Second Amended and Restated Distribution Plan Class A, A2, C, Investor Class, P, R, S, Series II Shares, Cash Reserve Shares and Classes of Shares of Short-Term Investment Trust (Compensation), effective as of July 1, 2015, as subsequently amended.

(m)(2)(b)	Amendment No. 1, dated September 30, 2015 to the Second Amended and Restated Distribution Plan Class A, A2, C, Investor Class, P, R, S, Series II Shares, Cash Reserve Shares and Classes of Shares of Short-Term Investment Trust (Compensation).

(p)(1)	Invesco Advisers, Inc. Code of Ethics, amended January 1, 2015, relating to Invesco Advisers, Inc. and any of its subsidiaries.

(p)(2)	Invesco UK Code of Ethics, dated 2014, relating to Invesco Asset Management Limited.

(p)(3)	Invesco Ltd. Code of Conduct dated October 2014, relating to Invesco Asset Management (Japan) Limited Code of Ethics.

(p)(4)	Invesco Staff Ethics and Personal Share Dealing dated February 2014, Invesco Hong Kong Limited Policy on Gifts and Entertainment dated February 2014, and Hong Kong Limited Code of Ethics dated January 1, 2015 relating to Invesco Hong Kong Limited.

(p)(5)	Invesco Ltd. Code of Conduct, revised October 2014, Policy No. D-6 Gifts and Entertainment, revised May 2014, and Policy No. D-7 Personal Trading Policy, revised July 2014, together the Code of Ethics relating to Invesco Canada Ltd.

(p)(6)	Invesco EMEAX-EX UK Employees Code of Ethics dated 2014, relating to Invesco Asset Management Deutschland (GmbH).

(p)(7)	Invesco Senior Secured Management, Inc. Code of Ethics Policy, revised March 4, 2014 and Invesco Advisers, Inc. Code of Ethics amended January 1, 2015.

(q)	Powers of Attorney for Arch, Bunch, Crockett, Dammeyer, Dowden, Fields, Flanagan, Mathai-Davis, Soll, Sonnenschein, Stickel, Taylor and Woolsey.